As filed with the Securities and Exchange Commission on August 9, 2002

                                                              File No. 002-78020
                                                                       811-03488
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 39                                       |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


       Amendment No. 41                                                      |X|
                        (Check appropriate box or boxes.)


                             ----------------------

                   Phoenix Life Variable Accumulation Account
             (f/k/a Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                             ----------------------

                         Phoenix Life Insurance Company
               (f/k/a Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                             Richard J. Wirth, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------


   It is proposed that this filing will become effective (check appropriate box)

   [X] immediately upon filing pursuant to paragraph (b) of Rule 485 | | on ____________ pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485 If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

================================================================================

                                     PART A

                  VERSION B IS NOT AFFECTED BY THIS AMENDMENT.

                                                                     [VERSION A]
                             GROUP STRATEGIC EDGE(R)
                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                              THE BIG EDGE PLUS(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                        AUGUST 9, 2002


    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond] Phoenix-Aberdeen International Series
   [diamond] Phoenix-Aberdeen New Asia Series
   [diamond] Phoenix-AIM Mid-Cap Equity Series
   [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Deutsche Dow 30 Series
   [diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
   [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Federated U.S. Government Bond Series (1) [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
   [diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Flexible Income Series
   [diamond] Phoenix-Janus Growth Series

   [diamond] Phoenix-Kayne Large-Cap Core Series
   [diamond] Phoenix-Kayne Small-Cap Quality Value Series
   [diamond] Phoenix-Lazard International Equity Select Series
   [diamond] Phoenix-Lazard Small-Cap Value Series
   [diamond] Phoenix-Lazard U.S. Multi-Cap Series
   [diamond] Phoenix-Lord Abbett Bond-Debenture Series
   [diamond] Phoenix-Lord Abbett Large-Cap Value Series
   [diamond] Phoenix-Lord Abbett Mid-Cap Value Series

   [diamond] Phoenix-MFS Investors Growth Stock Series [diamond] Phoenix-MFS Investors Trust Series
   [diamond] Phoenix-MFS Value Series
   [diamond] Phoenix-Oakhurst Growth and Income Series [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Seneca Strategic Theme Series

   [diamond] Phoenix-State Street Research Small-Cap Growth Series

   [diamond] Phoenix-Van Kampen Focus Equity Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
   [diamond] AIM V.I. Capital Appreciation Fund
   [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
   [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
   [diamond] VIP Contrafund(R) Portfolio
   [diamond] VIP Growth Opportunities Portfolio
   [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond] Mutual Shares Securities Fund

   [diamond] Templeton Developing Markets Securities Fund (1)

   [diamond] Templeton Foreign Securities Fund
   [diamond] Templeton Global Asset Allocation (1)
   [diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
   [diamond] Scudder VIT EAFE(R) Equity Index Fund
   [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
   [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond] Wanger Foreign Forty
   [diamond] Wanger International Small Cap
   [diamond] Wanger Twenty
   [diamond] Wanger U.S. Smaller Companies

(1) Not available for new investors

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated August 9, 2002, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:       [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                                             PO Box 8027
                                                             Boston, MA 02266-8027
                                                 [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY .........................................    9
FINANCIAL HIGHLIGHTS......................................   10
PERFORMANCE HISTORY.......................................   10
THE VARIABLE ACCUMULATION ANNUITY.........................   10
PHOENIX AND THE ACCOUNT...................................   10
INVESTMENTS OF THE ACCOUNT ...............................   11
GIA.......................................................   14
PURCHASE OF CONTRACTS ....................................   15
DEDUCTIONS AND CHARGES....................................   15

   Premium Tax ...........................................   15
   Surrender Charges .....................................   15
   Charges for Mortality and Expense Risks ...............   16
   Charges for Administrative Services ...................   16
   Other Charges .........................................   17
THE ACCUMULATION PERIOD...................................   17
   Accumulation Units ....................................   17
   Accumulation Unit Values ..............................   17
   Transfers .............................................   17
   Optional Programs and Benefits.........................   18
      Dollar Cost Averaging Program.......................   18
      Asset Rebalancing Program...........................   18
    Guaranteed Minimum Income Benefit Rider ("GMIB")......   18
   Surrender of Contract; Partial Withdrawals ............   20
   Lapse of Contract .....................................   20
   Payment Upon Death Before Maturity Date................   20

NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER
   MAY 1, 1997............................................   21
   Surrender Charges......................................   21
   Daily Administrative Fee...............................   21
   Maturity Date..........................................   21
   Ownership of the Contract..............................   21
   Payment Upon Death Before Maturity Date................   21
   Transfers..............................................   22
GROUP CONTRACTS...........................................   22
   Allocated Group Contracts .............................   22
   Unallocated Group Contracts ...........................   23

THE ANNUITY PERIOD .......................................   23
   Variable Accumulation Annuity Contracts................   23
   Annuity Payment Options ...............................   24
   Other Options and Rates................................   26
   Other Conditions ......................................   26

   Payment Upon Death After Maturity Date ................   26
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   26
MISCELLANEOUS PROVISIONS .................................   27
   Assignment.............................................   27
   Deferment of Payment ..................................   27
   Free Look Period.......................................   27
   Amendments to Contracts ...............................   27
   Substitution of Fund Shares ...........................   27
   Ownership of the Contract .............................   27
FEDERAL INCOME TAXES .....................................   27
   Introduction ..........................................   27
   Income Tax Status......................................   28
   Taxation of Annuities in General--Non-Qualified Plans..   28

     Surrenders or Withdrawals Prior to the Contract
      Maturity Date ......................................   28
     Surrenders or Withdrawals On or After the Contract
      Maturity Date ......................................   28

     Penalty Tax on Certain Surrenders and Withdrawals ...   28
   Additional Considerations..............................   29
   Diversification Standards .............................   30
   Taxation of Annuities in General--Qualified Plans......   30

     Tax Sheltered Annuities ("TSAs") ....................   31
     Keogh Plans..........................................   32
     Individual Retirement Accounts ......................   32
     Corporate Pension and Profit-Sharing Plans ..........   32
     Deferred Compensation Plans With Respect to

       Service for State and Local Governments and
       Tax Exempt Organizations ..........................   33
     Penalty Tax on Certain Surrenders and Withdrawals
       from Qualified Plans...............................   33
     Seek Tax Advice......................................   33
SALES OF VARIABLE ACCUMULATION CONTRACTS .................   33
STATE REGULATION .........................................   34
REPORTS ..................................................   34
VOTING RIGHTS ............................................   34
TEXAS OPTIONAL RETIREMENT PROGRAM ........................   34
LEGAL MATTERS ............................................   34
SAI.......................................................   35
APPENDIX A - FINANCIAL HIGHLIGHTS.........................  A-1
APPENDIX B - DEDUCTIONS FOR PREMIUM TAXES.................  B-1
APPENDIX C - GLOSSARY OF SPECIAL TERMS....................  C-1

SUMMARY OF EXPENSES
--------------------------


                                                                                                       NEW YORK INDIVIDUAL CONTRACTS
                                                                                                               ISSUED ON OR
                                                                                INDIVIDUAL CONTRACTS           AFTER 5/1/97
                                                                                --------------------           ------------

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases....................................                   None                       None

Deferred Surrender Charge (as a percentage of amount surrendered)(1)
    Age of Payment in Complete Years 0-1.............................                    6%                         7%
    Age of Payment in Complete Years 1-2.............................                    5%                         6%
    Age of Payment in Complete Years 2-3.............................                    4%                         5%
    Age of Payment in Complete Years 3-4.............................                    3%                         4%
    Age of Payment in Complete Years 4-5.............................                    2%                         3%
    Age of Payment in Complete Years 5-6.............................                    1%                         2%
    Age of Payment in Complete Years 6 and thereafter................                    0%                         N/A
    Age of Payment in Complete Years 6-7.............................                    N/A                        1%
    Age of Payment in Complete Years 7 and thereafter................                    N/A                        0%

Exchange Fee-- Maximum Allowable Charge Per Exchange.................                    $10                        $10



ANNUAL CONTRACT FEE

Maximum........................................................................          $35                        $35

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE(3) (as a percentage of
the guaranteed annuitization value)............................................         .40%                       .40%


SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

    Mortality and Expense Risk Fees (depending on Contract form)2..............   1.25% or 1.00%                   1.25%
    Daily Administrative Fee...................................................         None                       .125%
                                                                                  --------------                   -----

    Total Separate Account Annual Expenses (depending on contract form)(2).....   1.25% or 1.00%                  1.375%



(1) A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn, if the payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender
    Charges."
(2) The expense risk charge under a contract is either .60% or .85% depending on when the contract was issued. See "Deductions and Charges--Charges for Mortality and Expense Risks."
(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will only be deducted if the rider is elected.

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            OTHER                          OTHER
                                                                          OPERATING     TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT   RULE     EXPENSES      FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT   12b-1     BEFORE          BEFORE          AFTER           AFTER
                      SERIES                            FEE      FEES   REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International (6)                     0.75%      N/A       0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                          1.00%      N/A       1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3, 8)                      0.85%      N/A       2.28%           3.13%          0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)       0.85%      N/A       2.34%           3.19%          0.22%           1.07%
Phoenix-Deutsche Dow 30 (3, 7)                         0.35%      N/A       0.77%           1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (3, 7)            0.35%      N/A       2.00%           2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)    0.75%      N/A       0.41%           1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (3, 7)                 0.63%      N/A       0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)         0.90%      N/A       1.23%           2.13%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (4, 9)          0.60%      N/A       0.86%           1.46%          0.24%           0.84%
Phoenix-Goodwin Money Market (3, 7)                    0.40%      N/A       0.20%           0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)       0.50%      N/A       0.21%           0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (3, 7)                  0.70%      N/A       0.30%           1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)     0.45%      N/A       0.25%           0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (3, 7)                   0.80%      N/A       0.71%           1.51%          0.15%           0.95%
Phoenix-Janus Growth (3, 7)                            0.85%      N/A       0.34%           1.19%          0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1, 10)                   0.70%      N/A       0.54%           1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 10)          0.90%      N/A       1.13%           2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 10)     0.90%      N/A       1.54%           2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 10)                 0.90%      N/A       1.16%           2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 10)                  0.80%      N/A       0.95%           1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 10)             0.75%      N/A       1.31%           2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 10)            0.75%      N/A       0.71%           1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 10)              0.85%      N/A       0.99%           1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 7, 8)           0.75%      N/A       2.99%           3.74%          0.22%           0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                  0.75%      N/A       3.34%           4.09%          0.22%           0.97%
Phoenix-MFS Value (3, 7, 8)                            0.75%      N/A       1.85%           2.60%          0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3, 7)                0.70%      N/A       0.23%           0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)           0.58%      N/A       0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)             0.90%      N/A       1.90%           2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)         1.05%      N/A       0.49%           1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)       1.05%      N/A       1.28%           2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                   0.80%      N/A       0.30%           1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 7)                  0.75%      N/A       0.21%           0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap
  Growth (1, 10)                                       0.85%      N/A       0.70%           1.55%          0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                 0.85%      N/A       2.33%           3.18%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series' operating expenses are for the period ended June 30, 2002.
(9) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.
(10) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          OTHER                          OTHER
                                                                        OPERATING     TOTAL ANNUAL     OPERATING    TOTAL ANNUAL
                                                  INVESTMENT  RULE       EXPENSES     FUND EXPENSES     EXPENSES    FUND EXPENSES
                                                  MANAGEMENT  12b-1       BEFORE          BEFORE         AFTER          AFTER
                     SERIES                           FEE    FEES (5)  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                         0.60%      N/A        0.25%           0.85%          0.25%          0.85%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%      N/A        0.07%           0.92%          0.07%          0.92%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                      0.58%     0.10%       0.10%           0.78%          0.10%           0.78%
VIP Growth Opportunities Portfolio (6)               0.58%     0.10%       0.11%           0.79%          0.11%           0.79%
VIP Growth Portfolio (6)                             0.58%     0.10%       0.10%           0.78%          0.10%           0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.19%           1.04%          0.19%          1.04%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.32%           1.82%          0.32%          1.82%
Templeton Foreign Securities Fund 8                  0.69%     0.25%       0.22%           1.16%          0.22%          1.15%
Templeton Global Asset Allocation Fund               0.61%     0.25%       0.20%           1.06%          0.20%          1.06%
Templeton Growth Securities Fund 10                  0.80%     0.25%       0.05%           1.10%          0.05%          1.10%

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)            0.45%      N/A        0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)                0.20%      N/A        0.11%           0.31%          0.10%          0.30%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%      N/A        0.51%           1.31%          0.35%          1.15%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.23%           1.43%          0.23%          1.43%
Wanger Twenty (1)                                    0.95%      N/A        0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                    0.95%      N/A        0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------


(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.

(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------
    The purpose of the following tables is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2001, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the contract, Account and the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.

    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see "Deductions and Charges--Premium Tax" and Appendix A.

    The examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investments.

EXPENSE EXAMPLES FOR ALL INDIVIDUAL CONTRACTS EXCEPT FOR THE BIG EDGE CHOICE FOR NEW YORK:


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     annuitize end of one of these time       the end of one of these time
                                                     periods, you would pay:                  periods, you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Aberdeen International                         $ 83      $125     $168      $312        $ 83      $125     $148     $312
Phoenix-Aberdeen New Asia                                96       164      232       436          96       164      214      436
Phoenix-AIM Mid-Cap Equity                              103       183      264       493         103       183      246      493
Phoenix-Alliance/Bernstein Growth + Value               104       185      267       497         104       185      249      497
Phoenix-Deutsche Dow 30                                  84       128      173       322          84       128      153      322
Phoenix-Deutsche Nasdaq-100 Index(R)                     96       162      230       431          96       162      211      431
Phoenix-Duff & Phelps Real Estate Securities             85       129      175       326          85       129      155      326
Phoenix-Engemann Capital Growth                          81       117      153       283          81       117      133      283
Phoenix-Engemann Small & Mid-Cap Growth                  94       156      220       413          94       156      201      413
Phoenix-Federated U.S. Government Bond                   88       138      189       354          88       138      169      354
Phoenix-Goodwin Money Market                             79       113      147       271          79       113      127      271
Phoenix-Goodwin Multi-Sector Fixed Income                81       116      153       282          81       116      132      282
Phoenix-Hollister Value Equity                           83       125      167       311          83       125      147      311
Phoenix-J.P. Morgan Research Enhanced Index              80       116      152       281          80       116      132      281
Phoenix-Janus Flexible Income                            88       139      191       358          88       139      171      358
Phoenix-Janus Growth                                     85       130      176       329          85       130      156      329
Phoenix-Kayne Large-Cap Core                             86       131      N/A       N/A          86       131      N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                    93       154      N/A       N/A          93       154      N/A      N/A
Phoenix-Lazard International Equity Select               97       165      N/A       N/A          97       165      N/A      N/A
Phoenix-Lazard Small-Cap Value                           93       154      N/A       N/A          93       154      N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                            90       146      N/A       N/A          90       146      N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                       93       154      N/A       N/A          93       154      N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                      88       138      N/A       N/A          88       138      N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                        91       148      N/A       N/A          91       148      N/A      N/A
Phoenix-MFS Investors Growth Stock                      109       200      290       538         109       200      272      538
Phoenix-MFS Investors Trust                             112       209      304       562         112       209      287      562
Phoenix-MFS Value                                        98       169      241       451          98       169      222      451
Phoenix-Oakhurst Growth and Income                       83       123      163       304          83       123      143      304


                                                     If you do not surrender or annuitize
                                                     your contract, after each  of these
                                                     time periods you will have  paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-Aberdeen International                         $28     $ 87      $148     $312
Phoenix-Aberdeen New Asia                               42      127       214      436
Phoenix-AIM Mid-Cap Equity                              49      147       246      493
Phoenix-Alliance/Bernstein Growth + Value               50      149       249      497
Phoenix-Deutsche Dow 30                                 29       90       153      322
Phoenix-Deutsche Nasdaq-100 Index(R)                    41      125       211      431
Phoenix-Duff & Phelps Real Estate Securities            30       91       155      326
Phoenix-Engemann Capital Growth                         25       78       133      283
Phoenix-Engemann Small & Mid-Cap Growth                 39      119       201      413
Phoenix-Federated U.S. Government Bond                  33      100       169      354
Phoenix-Goodwin Money Market                            24       74       127      271
Phoenix-Goodwin Multi-Sector Fixed Income               25       77       132      282
Phoenix-Hollister Value Equity                          28       86       147      311
Phoenix-J.P. Morgan Research Enhanced Index             25       77       132      281
Phoenix-Janus Flexible Income                           33      101       171      358
Phoenix-Janus Growth                                    30       92       156      329
Phoenix-Kayne Large-Cap Core                            30       93       N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                   38      116       N/A      N/A
Phoenix-Lazard International Equity Select              42      128       N/A      N/A
Phoenix-Lazard Small-Cap Value                          39      117       N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                           36      108       N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                      39      117       N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                     33      100       N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                       36      111       N/A      N/A
Phoenix-MFS Investors Growth Stock                      55      164       272      538
Phoenix-MFS Investors Trust                             58      174       287      562
Phoenix-MFS Value                                       44      133       222      451
Phoenix-Oakhurst Growth and Income                      27       84       143      304



                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     annuitize end of one of these time       the end of one of these time
                                                     periods, you would pay:                  periods, you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Oakhurst Strategic Allocation                  $ 81      $116     $153      $282        $ 81      $116     $132     $282
Phoenix-Sanford Bernstein Global Value                  100       175      250       467         100       175      231      467
Phoenix-Sanford Bernstein Mid-Cap Value                  88       140      192       361          88       140      173      361
Phoenix-Sanford Bernstein Small-Cap Value                96       162      229       429          96       162      210      429
Phoenix-Seneca Mid-Cap Growth                            84       127      172       320          84       127      152      320
Phoenix-Seneca Strategic Theme                           83       123      165       307          83       123      145      307
Phoenix-State Street Research Small-Cap Growth           88       140      N/A       N/A          88       140      N/A      N/A
Phoenix-Van Kampen Focus Equity                         104       185      266       497         104       185      248      497
AIM V.I. Capital Appreciation Fund                       82       120      160       296          82       120      139      296
AIM V.I. Premier Equity Fund                             82       120      160       296          82       120      139      296
Alger American Leveraged AllCap Portfolio                83       122      163       303          83       122      143      303
Federated Fund for U.S. Government Securities II         81       117      154       285          81       117      134      285
Federated High Income Bond Fund II                       81       118      155       287          81       118      135      287
VIP Contrafund(R) Portfolio                              81       118      156       289          81       118      136      289
VIP Growth Opportunities Portfolio                       81       119      157       290          81       119      136      290
VIP Growth Portfolio                                     81       118      156       289          81       118      136      289
Mutual Shares Securities Fund                            84       126      169       314          84       126      149      314
Templeton Developing Markets Securities Fund             91       148      206       386          91       148      186      386
Templeton Foreign Securities Fund                        85       129      175       326          85       129      155      326
Templeton Global Asset Allocation Fund                   84       126      170       316          84       126      150      316
Templeton Growth Securities Fund                         84       127      172       320          84       127      152      320
Scudder VIT EAFE(R) Equity Index Fund                    81       119      158       292          81       119      137      292
Scudder VIT Equity 500 Index Fund                        77       105      133       242          77       105      112      242
Technology Portfolio                                     86       133      182       340          86       133      162      340
Wanger Foreign Forty                                     88       137      188       353          88       137      169      353
Wanger International Small Cap                           87       137      187       351          87       137      168      351
Wanger Twenty                                            86       134      183       342          86       134      163      342
Wanger U.S. Smaller Companies                            83       124      166       310          83       124      146      310


                                                     If you do not surrender or annuitize
                                                     your contract, after each  of these
                                                     time periods you will have  paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  ---------

Phoenix-Oakhurst Strategic Allocation                  $25     $ 77      $132     $282
Phoenix-Sanford Bernstein Global Value                  46      138       231      467
Phoenix-Sanford Bernstein Mid-Cap Value                 33      102       173      361
Phoenix-Sanford Bernstein Small-Cap Value               41      125       210      429
Phoenix-Seneca Mid-Cap Growth                           29       89       152      320
Phoenix-Seneca Strategic Theme                          28       85       145      307
Phoenix-State Street Research Small-Cap Growth          34      102       N/A      N/A
Phoenix-Van Kampen Focus Equity                         50      149       248      497
AIM V.I. Capital Appreciation Fund                      27       82       139      296
AIM V.I. Premier Equity Fund                            27       82       139      296
Alger American Leveraged AllCap Portfolio               27       84       143      303
Federated Fund for U.S. Government Securities II        25       78       134      285
Federated High Income Bond Fund II                      26       79       135      287
VIP Contrafund(R) Portfolio                             26       80       136      289
VIP Growth Opportunities Portfolio                      26       80       136      290
VIP Growth Portfolio                                    26       80       136      289
Mutual Shares Securities Fund                           28       87       149      314
Templeton Developing Markets Securities Fund            36      110       186      386
Templeton Foreign Securities Fund                       30       91       155      326
Templeton Global Asset Allocation Fund                  29       88       150      316
Templeton Growth Securities Fund                        29       89       152      320
Scudder VIT EAFE(R) Equity Index Fund                   26       80       137      292
Scudder VIT Equity 500 Index Fund                       21       65       112      242
Technology Portfolio                                    31       95       162      340
Wanger Foreign Forty                                    33       99       169      353
Wanger International Small Cap                          32       99       168      351
Wanger Twenty                                           31       96       163      342
Wanger U.S. Smaller Companies                           28       86       146      310



EXPENSE EXAMPLES FOR BIG EDGE CHOICE FOR NEW YORK

                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     annuitize end of one of these time       the end of one of these time
                                                     periods, you would pay:                  periods, you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Aberdeen International                         $ 92      $135     $180      $322        $ 92      $135     $153     $322
Phoenix-Aberdeen New Asia                               106       175      245       444         106       175      218      444
Phoenix-AIM Mid-Cap Equity                              113       195      277       501         113       195      250      501
Phoenix-Alliance/Bernstein Growth + Value               114       197      280       505         114       197      253      505
Phoenix-Deutsche Dow 30                                  93       138      185       332          93       138      158      332
Phoenix-Deutsche Nasdaq-100 Index(R)                    105       173      243       439         105       173      216      439
Phoenix-Duff & Phelps Real Estate Securities             94       139      187       335          94       139      160      335
Phoenix-Engemann Capital Growth                          89       126      165       293          89       126      138      293
Phoenix-Engemann Small & Mid-Cap Growth                 103       167      232       421         103       167      205      421
Phoenix-Federated U.S. Government Bond                   97       148      201       363          97       148      174      363
Phoenix-Goodwin Money Market                             88       122      159       281          88       122      132      281
Phoenix-Goodwin Multi-Sector Fixed Income                89       125      164       292          89       125      137      292
Phoenix-Hollister Value Equity                           92       134      179       320          92       134      152      320



                                                     If you do not surrender or annuitize
                                                     your contract, after each  of these
                                                     time periods you will have  paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-Aberdeen International                         $29     $ 90      $153     $322
Phoenix-Aberdeen New Asia                               43      130       218      444
Phoenix-AIM Mid-Cap Equity                              50      150       250      501
Phoenix-Alliance/Bernstein Growth + Value               51      152       253      505
Phoenix-Deutsche Dow 30                                 30       93       158      332
Phoenix-Deutsche Nasdaq-100 Index(R)                    42      128       216      439
Phoenix-Duff & Phelps Real Estate Securities            31       94       160      335
Phoenix-Engemann Capital Growth                         26       81       138      293
Phoenix-Engemann Small & Mid-Cap Growth                 40      122       205      421
Phoenix-Federated U.S. Government Bond                  34      103       174      363
Phoenix-Goodwin Money Market                            25       77       132      281
Phoenix-Goodwin Multi-Sector Fixed Income               26       80       137      292
Phoenix-Hollister Value Equity                          29       89       152      320



                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     annuitize end of one of these time       the end of one of these time
                                                     periods, you would pay:                  periods, you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-J.P. Morgan Research Enhanced Index            $ 89      $125     $164      $291        $ 89      $125     $137     $291
Phoenix-Janus Flexible Income                            97       149      203       367          97       149      176      367
Phoenix-Janus Growth                                     94       140      188       338          94       140      161      338
Phoenix-Kayne Large-Cap Core                             94       141      N/A       N/A          94       141      N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                   102       164      N/A       N/A         102       164      N/A      N/A
Phoenix-Lazard International Equity Select              106       176      N/A       N/A         106       176      N/A      N/A
Phoenix-Lazard Small-Cap Value                          103       165      N/A       N/A         103       165      N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                           100       156      N/A       N/A         100       156      N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                      103       165      N/A       N/A         103       165      N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                      97       148      N/A       N/A          97       148      N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                       100       159      N/A       N/A         100       159      N/A      N/A
Phoenix-MFS Investors Growth Stock                      119       212      304       545         119       212      277      545
Phoenix-MFS Investors Trust                             122       221      318       569         122       221      291      569
Phoenix-MFS Value                                       108       180      254       460         108       180      227      460
Phoenix-Oakhurst Growth and Income                       91       132      175       314          91       132      148      314
Phoenix-Oakhurst Strategic Allocation                    89       125      164       292          89       125      137      292
Phoenix-Sanford Bernstein Global Value                  110       186      263       475         110       186      236      475
Phoenix-Sanford Bernstein Mid-Cap Value                  97       150      205       370          97       150      178      370
Phoenix-Sanford Bernstein Small-Cap Value               105       173      242       438         105       173      215      438
Phoenix-Seneca Mid-Cap Growth                            93       137      184       330          93       137      157      330
Phoenix-Seneca Strategic Theme                           92       133      177       316          92       133      150      316
Phoenix-State Street Research Small-Cap Growth           98       150      N/A       N/A          98       150      N/A      N/A
Phoenix-Van Kampen Focus Equity                         114       197      280       504         114       197      253      504
AIM V.I. Capital Appreciation Fund                       91       130      171       306          91       130      144      306
AIM V.I. Premier Equity Fund                             91       130      171       306          91       130      144      306
Alger American Leveraged AllCap Portfolio                91       132      175       313          91       132      148      313
Federated Fund for U.S. Government Securities II         89       126      166       295          89       126      139      295
Federated High Income Bond Fund II                       90       127      167       297          90       127      140      297
VIP Contrafund(R) Portfolio                              90       128      168       299          90       128      141      299
VIP Growth Opportunities Portfolio                       90       128      168       300          90       128      141      300
VIP Growth Portfolio                                     90       128      168       299          90       128      141      299
Mutual Shares Securities Fund                            92       135      181       324          92       135      154      324
Templeton Developing Markets Securities Fund            100       158      218       395         100       158      191      395
Templeton Foreign Securities Fund                        94       139      187       335          94       139      160      335
Templeton Global Asset Allocation Fund                   93       136      182       326          93       136      155      326
Templeton Growth Securities Fund                         93       137      184       330          93       137      157      330
Scudder VIT EAFE(R) Equity Index Fund                    90       128      169       302          90       128      142      302
Scudder VIT Equity 500 Index Fund                        85       113      144       252          85       113      117      252
Technology Portfolio                                     95       143      194       349          95       143      167      349
Wanger Foreign Forty                                     97       147      200       362          97       147      173      362
Wanger International Small Cap                           96       147      200       360          96       147      173      360
Wanger Twenty                                            95       144      195       351          95       144      168      351
Wanger U.S. Smaller Companies                            92       134      178       319          92       134      151      319



                                                     If you do not surrender or annuitize
                                                     your contract, after each  of these
                                                     time periods you will have  paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-J.P. Morgan Research Enhanced Index            $26     $ 80      $137     $291
Phoenix-Janus Flexible Income                           34      104       176      367
Phoenix-Janus Growth                                    31       95       161      338
Phoenix-Kayne Large-Cap Core                            31       96       N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                   39      119       N/A      N/A
Phoenix-Lazard International Equity Select              43      131       N/A      N/A
Phoenix-Lazard Small-Cap Value                          40      120       N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                           37      111       N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                      40      120       N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                     34      103       N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                       37      114       N/A      N/A
Phoenix-MFS Investors Growth Stock                      56      167       277      545
Phoenix-MFS Investors Trust                             59      176       291      569
Phoenix-MFS Value                                       45      135       227      460
Phoenix-Oakhurst Growth and Income                      28       87       148      314
Phoenix-Oakhurst Strategic Allocation                   26       80       137      292
Phoenix-Sanford Bernstein Global Value                  47      141       236      475
Phoenix-Sanford Bernstein Mid-Cap Value                 34      105       178      370
Phoenix-Sanford Bernstein Small-Cap Value               42      128       215      438
Phoenix-Seneca Mid-Cap Growth                           30       92       157      330
Phoenix-Seneca Strategic Theme                          29       88       150      316
Phoenix-State Street Research Small-Cap Growth          35      105       N/A      N/A
Phoenix-Van Kampen Focus Equity                         51      152       253      504
AIM V.I. Capital Appreciation Fund                      28       85       144      306
AIM V.I. Premier Equity Fund                            28       85       144      306
Alger American Leveraged AllCap Portfolio               28       87       148      313
Federated Fund for U.S. Government Securities II        26       81       139      295
Federated High Income Bond Fund II                      27       82       140      297
VIP Contrafund(R) Portfolio                             27       83       141      299
VIP Growth Opportunities Portfolio                      27       83       141      300
VIP Growth Portfolio                                    27       83       141      299
Mutual Shares Securities Fund                           29       90       154      324
Templeton Developing Markets Securities Fund            37      113       191      395
Templeton Foreign Securities Fund                       31       94       160      335
Templeton Global Asset Allocation Fund                  30       91       155      326
Templeton Growth Securities Fund                        30       92       157      330
Scudder VIT EAFE(R) Equity Index Fund                   27       83       142      302
Scudder VIT Equity 500 Index Fund                       22       68       117      252
Technology Portfolio                                    32       98       167      349
Wanger Foreign Forty                                    34      102       173      362
Wanger International Small Cap                          33      102       173      360
Wanger Twenty                                           32       99       168      351
Wanger U.S. Smaller Companies                           29       89       151      319



CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the subaccounts provide returns that are variable and depend upon the performance of the underlying funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive.

See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]  You may make payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your payments.

[diamond]  Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
    Generally, the minimum initial payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]  Payments are invested in one or more of the subaccounts, and the GIA.

[diamond]  Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the GIA and in "The Accumulation Period--Transfers."

[diamond]  The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum-- 4%).

WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond]  During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.

[diamond]  Withdrawals may be subject to the 10% penalty tax. See "Federal
           Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

DEDUCTIONS AND CHARGES

GENERALLY
[diamond]  No deductions are made from payments.

[diamond]  A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period.

[diamond]  No deduction for surrender charges after the annuity period has begun, unless you make unscheduled withdrawals under annuity options k or l.

[diamond]  If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond]  No surrender charge is imposed if the annuitant or owner dies before the date that annuity payments will begin.

[diamond]  A declining surrender charge is assessed on withdrawals in excess of
           10% of the account value, based on the date the payments are deposited:

INDIVIDUAL & GROUP CONTRACTS:

--------------------------------------------------------------
Percent               6%   5%    4%    3%    2%    1%    0%
--------------------------------------------------------------
Age of Payment in     0    1     2     3     4     5     6
Complete Years
--------------------------------------------------------------

NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

--------------------------------------------------------------
Percent               7%   6%   5%   4%    3%   2%   1%   0%
--------------------------------------------------------------
Age of Payment in     0    1    2    3    4     5    6   7+
Complete Years
--------------------------------------------------------------

    o The total deferred surrender charges on a contract will never exceed 9% of the total payments.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond]  Mortality and expense risk fee--1.25% annually. See "Charges for
           Mortality and Expense Risks."

[diamond]  The daily administrative fee--.125% annually. Applies to individual contracts issued in New York on or after May 1, 1997. See "New York individual contracts Issued On or After May 1, 1997--Daily Administrative Fee."

OTHER CHARGES OR DEDUCTIONS
[diamond]  Premium Taxes--taken from the contact value upon annuitization.

           o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."

[diamond]  Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. More information is in the SAI and in the Annual Report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171.

    There are three different financial highlight tables in this prospectus, please be sure you refer to the appropriate table for your contract. The tables are set forth in Appendix A.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after 1 and 5 years. See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA. The monthly annuity payments will vary according to the investment experience of the selected investment options. However, a fixed annuity may be elected, in which case, Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the GIA or the subaccounts.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to

Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. Obligations under the contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see the section titled, "GIA."

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
     The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
     PHOENIX-ABERDEEN INTERNATIONAL SERIES: The series seeks a high total return consistent with reasonable risk.

     PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

     PHOENIX-AIM MID CAP EQUITY SERIES: The series seeks long-term growth of capital.

     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The series seeks long-term capital growth.


     PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) (the "DJIA(SM)") before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) (the "Index") before fund expenses.


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The series seeks capital appreciation and income with approximately equal emphasis.


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The series seeks to achieve intermediate and long-term growth of capital appreciation with income as a secondary consideration.


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital.

     PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The series seeks to maximize total return. As of February 16, 2001, this series is closed to new investors. Existing investors may continue to allocate payments to this series or to any other series offered.

     PHOENIX-GOODWIN MONEY MARKET SERIES: The series seeks to provide maximum current income consistent with capital preservation and liquidity.

     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.


     PHOENIX-HOLLISTER VALUE EQUITY SERIES: The series seeks long-term capital appreciation with current income as a secondary consideration.


     PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization within the market sectors found in the S&P 500.

     PHOENIX-JANUS FLEXIBLE INCOME SERIES: The series seeks to obtain maximum total return, consistent with preservation of capital.

     PHOENIX-JANUS GROWTH SERIES: The series seeks long-term growth of capital in a manner consistent with the preservation of capital.


     PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high total return.

     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

     PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

     PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

     PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The series seeks dividend growth, current income and capital appreciation.


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The series seeks high total return over an extended period of time consistent with prudent investment risk.


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: The series seeks long-term capital growth through investment in equity securities of foreign and U.S. companies.


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The series seeks long-term capital appreciation with current income as the secondary consideration.


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be undervalued with current income as a secondary consideration.

     PHOENIX-SENECA MID-CAP GROWTH SERIES: The series seeks capital appreciation.


     PHOENIX-SENECA STRATEGIC THEME SERIES: The series seeks long-term capital appreciation.

     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.


     PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES: The series seeks capital appreciation by investing primarily in equity securities.

AIM VARIABLE INSURANCE FUNDS
     AIM V.I. CAPITAL APPRECIATION FUND: The fund seeks growth of capital.


     AIM V.I. PREMIER EQUITY FUND: The fund seeks to achieve long-term growth of capital with income as a secondary consideration.


THE ALGER AMERICAN FUND
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The portfolio seeks long-term capital appreciation.

FEDERATED INSURANCE SERIES
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The fund seeks current income.

     FEDERATED HIGH INCOME BOND FUND II: The fund seeks high current income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     VIP CONTRAFUND(R) PORTFOLIO: The portfolio seeks long-term capital appreciation.

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The portfolio seeks to provide capital growth.

     VIP GROWTH PORTFOLIO: The portfolio seeks to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     MUTUAL SHARES SECURITIES FUND: The fund seeks capital appreciation with income as a secondary objective.

     TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The fund seeks long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

     TEMPLETON FOREIGN SECURITIES FUND: The fund seeks long-term capital growth.

     TEMPLETON GLOBAL ASSET ALLOCATION FUND: The fund seeks a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

     TEMPLETON GROWTH SECURITIES FUND: The fund seeks long-term capital growth.

SCUDDER VIT FUNDS
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index").

     SCUDDER VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     TECHNOLOGY PORTFOLIO: The portfolio seeks long-term capital appreciation.

WANGER ADVISORS TRUST
     WANGER FOREIGN FORTY: The fund seeks long-term capital growth.

     WANGER INTERNATIONAL SMALL CAP: The fund seeks long-term capital growth.

     WANGER TWENTY: The fund seeks long-term capital growth.

     WANGER U.S. SMALLER COMPANIES: The fund seeks long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material irreconcilable conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) an action by any state insurance regulatory authority; (2) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (3) an administrative or judicial decision in any relevant proceeding; (4) the manner in which the investments of any Portfolios are being managed; (5) a difference in voting instructions given by variable life insurance policy owners, life owners, variable annuity contract owners, annuity owners or any future owners; or (6) a decision by Phoenix disregard the voting instructions of contract owners. We will at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS

    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International Series
Phoenix-Engemann Capital Growth Series
Phoenix-Engemann Small & Mid-Cap Growth Series
Phoenix-Goodwin Money Market Series
Phoenix-Goodwin Multi-Sector Fixed Income Series
Phoenix-Hollister Value Equity Series

Phoenix-Kayne Large-Cap Core Series
Phoenix-Kayne Small-Cap Quality Value Series

Phoenix-Oakhurst Growth and Income Series
Phoenix-Oakhurst Strategic Allocation Series
Phoenix-Seneca Mid-Cap Growth Series
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------


------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Aberdeen Fund Managers, Inc.
o    Phoenix-Aberdeen International Series
Roger Engemann & Associates, Inc. ("Engemann")
o    Phoenix-Engemann Capital Growth Series
o    Phoenix-Engemann Small & Mid-Cap Growth Series

Kayne Anderson Rudnick Investment Management, LLC
o    Phoenix-Kayne Large-Cap Core Series
o    Phoenix-Kayne Small-Cap Quality Value Series

Seneca Capital Management, LLC ("Seneca")
o    Phoenix-Seneca Mid-Cap Growth Series
o    Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------


------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series
Phoenix-Alliance/Bernstein Growth + Value Series
Phoenix-Deutsche Dow 30 Series
Phoenix-Deutsche Nasdaq-100 Index(R) Series
Phoenix-Federated U.S. Government Bond Series
Phoenix-J.P. Morgan Research Enhanced Index Series
Phoenix-Janus Flexible Income Series
Phoenix-Janus Growth Series

Phoenix-Lazard International Equity Select Series
Phoenix-Lazard Small-Cap Value Series
Phoenix-Lazard U.S. Multi-Cap Series
Phoenix-Lord Abbett Bond-Debenture Series
Phoenix-Lord Abbett Large-Cap Value Series
Phoenix-Lord Abbett Mid-Cap Value Series

Phoenix-MFS Investors Growth Stock Series
Phoenix-MFS Investors Trust Series
Phoenix-MFS Value Series
Phoenix-Sanford Bernstein Global Value Series
Phoenix-Sanford Bernstein Mid-Cap Value Series
Phoenix-Sanford Bernstein Small-Cap Value Series

Phoenix-State Street Research Small-Cap Growth Series

Phoenix-Van Kampen Focus Equity Series
------------------------------------------------------------------


------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.
o    Phoenix-AIM Mid-Cap Equity Series
Alliance Capital Management, L.P.
o    Phoenix-Alliance/Bernstein Growth + Value Series
o    Phoenix-Sanford Bernstein Global Value Series
o    Phoenix-Sanford Bernstein Mid-Cap Value Series
o    Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
Deutsche Asset Management
o    Phoenix-Deutsche Dow 30 Series
o    Phoenix-Deutsche Nasdaq-100 Index(R) Series
Federated Investment Management Company
o    Phoenix-Federated U.S. Government Bond Series
J.P. Morgan Investment Management, Inc.
o    Phoenix-J.P. Morgan Research Enhanced Index Series

Janus Capital Management LLC
o    Phoenix-Janus Flexible Income Series
o    Phoenix-Janus Growth Series
Lazard Asset Management
o    Phoenix-Lazard International Equity Select Series
o    Phoenix-Lazard Small-Cap Value Series
o    Phoenix-Lazard U.S. Multi-Cap Series
Lord, Abbett & Co. LLC
o    Phoenix-Lord Abbett Bond-Debenture Series
o    Phoenix-Lord Abbett Large-Cap Value Series
o    Phoenix-Lord Abbett Mid-Cap Value Series

MFS Investment Management
o    Phoenix-MFS Investors Growth Stock Series
o    Phoenix-MFS Investors Trust Series
o    Phoenix-MFS Value Series

Morgan Stanley Investment Management Inc.
o    Phoenix-Van Kampen Focus Equity Series
State Street Research & Management Company
o   Phoenix-State Street Research Small-Cap Growth Series

------------------------------------------------------------------


------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------


------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series
------------------------------------------------------------------


-----------------------------------------------------------------
PAIA SUBADVISORS
-----------------------------------------------------------------
PIC
Aberdeen Fund Managers, Inc.
o   Phoenix-Aberdeen New Asia Series
-----------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------

AIM Advisors, Inc.
o   AIM V.I. Capital Appreciation Fund
o   AIM V.I. Premier Equity Fund
Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio
Deutsche Asset Management
o    Scudder VIT EAFE(R) Equity Index Fund
o    Scudder VIT Equity 500 Index Fund
Federated Investment Management Company
o    Federated Fund for U.S. Government Securities II
o    Federated High Income Bond Fund II
Fidelity Management and Research Company
o    VIP Contrafund(R) Portfolio
o    VIP Growth Opportunities Portfolio
o    VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o    Mutual Shares Securities Fund
Morgan Stanley Investment Management Inc.
o    Technology Portfolio
Templeton Asset Management, Ltd.
o    Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o    Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o    Templeton Foreign Securities Fund
o    Templeton Global Asset Allocation Fund
Wanger Asset Management, L.P.
o    Wanger Foreign Forty
o    Wanger International Small Cap
o    Wanger Twenty
o    Wanger U.S. Smaller Companies
------------------------------------------------------------------

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. Generally, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    We require minimum initial payments of:

[diamond]  Non-qualified plans--$1,000

[diamond]  Individual Retirement Annuity--$1,000

[diamond]  Bank draft program--$25
           o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.

[diamond]  Qualified plans--$1,000 annually
           o Contracts purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

[diamond]  Contracts with a maturity date in the first contract year--$10,000

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

[diamond]  the makeup and size of the prospective group; or

[diamond]  the method and frequency of payments; and

[diamond]  the amount of compensation to be paid to Registered Representative(s)
           on each payment. Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, the status of Phoenix within those states and the insurance tax laws of those states. Phoenix will pay any premium tax due and will reimburse itself only upon the earlier of partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix B of this prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
Percent               6%    5%    4%    3%    2%    1%    0%
---------------------------------------------------------------
Age of Payment in     0     1     2     3     4     5     6+
Complete Years
---------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each subaccount the daily equivalent of .40% annually of the current value of the subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the contract. In doing so, we maintain an account for each owner and annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse Phoenix Equity Planning Corporation ("PEPCO") for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each contract $35 each year prior to the contract's maturity date. A reduced charge may apply in certain situations. This charge is deducted from each subaccount and the GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may, anytime up to 30 days prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts or the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts or the GIA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each contract year.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost

    Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify AOD at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect. There is no charge for this service.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA. There is no charge for this service.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.   each date we process a premium payment.
2.   each date we process a transfer.
3.   each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.   each date we process a premium payment.
2.   each date we process a transfer.
3.   each date we process a withdrawal.
4.   each contract anniversary.

RIDER FEE
    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond]  the contract value is zero; or

[diamond]  the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE
[diamond]  WHO RECEIVES PAYMENT

           o  DEATH OF AN OWNER/ANNUITANT
              If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

           o  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
              If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

           o  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
              If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

           o  CONTINGENT ANNUITANT CONTRACT CONTINUANCE
              Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

           o  QUALIFIED CONTRACTS
              Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

              Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

           o  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
              If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

[diamond]  PAYMENT AMOUNT

           o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT YET REACHED AGE 85

           1. Death occurring in the first 6-year period following the contract date--the greater of:

              a. 100% of payments, less any withdrawals; or

              b. the contract value as of the claim date.

           2. Death occurring in any subsequent 6-year period--the greater of:

              a. the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or

              b. the contract value as of the claim date.

           o  AFTER THE ANNUITANT'S 80TH BIRTHDAY
              The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

           o  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
              Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is equal to the cash surrender value.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."

NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
--------------------------------------------------------------------------------
    New York individual contracts issued on or after May 1, 1997, have certain differences from the other individual contracts described in this prospectus. Other than the differences noted in this section, the contracts are the same as other individual contracts. These differences are reflected in the "Summary of Expenses for New York individual contracts Issued on or after May 1, 1997."

SURRENDER CHARGES
    A deduction for surrender charges for these contracts may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the annuity period has begun, except with respect to unscheduled withdrawals under Options K or L. See "Annuity Options." A surrender charge is not imposed on amounts payable because of the death of the annuitant or owner.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

---------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%   2%   1%   0%
---------------------------------------------------------------
Age of Payment in       0    1    2    3    4    5    6    7+
Complete Years
---------------------------------------------------------------

    If the annuitant or owner dies before the maturity date, the surrender charge described in the table above will not apply.

DAILY ADMINISTRATIVE FEE
    We also charge each subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to contract owner meetings). This fee is not deducted from the GIA, from contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

MATURITY DATE
    The maturity date cannot be earlier than five years from the inception of the contract, nor later than the contract anniversary nearest the annuitant's 90th birthday.

OWNERSHIP OF THE CONTRACT
    Joint ownership of the contract is not permitted.

PAYMENT UPON DEATH BEFORE MATURITY DATE
[diamond]  WHO RECEIVES PAYMENT
           o  DEATH OF AN OWNER/ANNUITANT
              If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

           o  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
              If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

           o  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
              If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

           o  CONTINGENT ANNUITANT CONTRACT CONTINUANCE
              Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

           o  QUALIFIED CONTRACTS
              Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

              Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

           o  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
              If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

[diamond]  PAYMENT AMOUNT
           o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NET YET REACHED AGE 85

              1. Death occurring in the first contract Year--the greater of:

                 a. 100% of payments, less any withdrawals; or

                 b. the contract value as of the claim date.

              2. Death occurring in any subsequent contract Year--the greater of:

                 a. the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or

                 b. the contract value as of the claim date.

           o  AFTER THE ANNUITANT'S 85TH BIRTHDAY
              The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

           o  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
              Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:

              1.  100% of payments, less any withdrawals; or

              2.  the contract Value as of the claim date.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."

TRANSFERS
    A contract owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.

GROUP CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("group contracts"). Group contracts may be purchased on an "allocated" or "unallocated" basis. In most respects group contracts are the same as the contracts purchased on an individual basis described elsewhere in this prospectus; however, there are certain differences as described in this section. We may limit the payments made under a group contract to $1,000,000 and reserve the right to terminate a group contract after 20 years. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 18 months or longer. Please note that group contracts cannot participate in the optional Asset Rebalancing Program, or choose the Guaranteed Minimum Income Benefit Rider.

ALLOCATED GROUP CONTRACTS
    Under an allocated group contract, the contract owner is the trust to whom the contract is issued. However, individual participant accounts are maintained and the contract owner passes on certain rights to the plan participants such as the right to choose subaccounts, and transfer amounts between subaccounts.

    Under an allocated group contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per contract year. The annual administrative service charge under an allocated group contract is currently $15 per participant account; it is guaranteed not to exceed $30.

    If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section "Deductions and Charges--Surrender Charges.") Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

[diamond]  death of a participant

[diamond]  disability

[diamond]  demonstration of financial hardship

[diamond]  separation from service or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

[diamond]  participant loan

[diamond]  purchase of:
           o  annuity contract
           o  retired life certificate
           o  election of life expectancy distribution option

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the contract.

    Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's subaccounts in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.

UNALLOCATED GROUP CONTRACTS
    Under an unallocated group contract, the contract owner is the trust to whom the contract is issued. The contract owner exercises all rights under the contract on behalf of plan participants; no participant accounts are maintained under the contract.

    Under an unallocated group contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated group contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a surrender charge for an unallocated group contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a contract in the first contract year and up to 15% of the contract Value as of the previous contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

----------------------------------------------------------------
Percent               6%  6%  6%  6%  6%  5%  4%  3%  2%  1%  0%
----------------------------------------------------------------
Age of Payment        0   1   2   3   4   5   6   7   8   9  10+
in Complete Years
----------------------------------------------------------------

    The total surrender charges on a contract will never exceed 9% of the total payments, and the applicable level of sales charge cannot be changed with respect to outstanding contracts.

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the subaccount selected, are made monthly for life and, if the annuitant dies within 10 years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. Generally, the maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the annuitant under Option I described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. If the maturity date occurs in the first contract year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract Values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

OTHER CONDITIONS0
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract Value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE

    A valuation date is every day the NYSE is open for trading and we are open for business. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    Phoenix is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to Phoenix. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the Units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to income tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards." SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE

    Code Section 72 provides that a total or partial surrender from a contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of qualified plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of

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

the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code
Section 130(d)); (vii) under an immediate annuity contract (as defined in Code
Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the annuity option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of a qualified plan, or where the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

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

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond]  55% in any 1 investment

[diamond]  70% in any 2 investments

[diamond]  80% in any 3 investments

[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    Phoenix has represented that it intends to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, we will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether death benefit options such as those available under the contract comply with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain enhanced death benefits may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of purchase price (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of purchase price (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts we sell in connection with certain qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their

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

employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. contract owners should consult their employers to determine whether the employer has complied with these rules. contract owner loans are not allowed under the contracts.


    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must equal at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the loan security account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all plans, including on items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE
FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------
    Phoenix is subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding Series of the funds. Phoenix is the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

o  Underwriter
o  Performance History
o  Calculation of Yield and Return
o  Calculation of Annuity Payments
o  Experts
o  Separate Account Financial Statements
o  Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A-1
FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)
FOR GROUP STRATEGIC EDGE AND BIG EDGE PLUS CONTRACTS

--------------------------------------------------------------------------------


     The tables on the following pages give the historical unit values for a single share of each of the available subaccounts. The following tables contain highlights only; more information is in the Statement of Additional Information ("SAI") and in the Separate Account's Annual Report. You may obtain a copy of the SAI free of charge by calling AOD at 800.541.0171 or by writing to:

                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $2.363               $1.773                 37,324
         From 1/1/00 to 12/31/00                                          $2.843               $2.363                 46,785
         From 1/1/99 to 12/31/99                                          $2.223               $2.843                 55,670
         From 1/1/98 to 12/31/98                                          $1.759               $2.223                 65,866
         From 1/1/97 to 12/31/97                                          $1.590               $1.759                 76,704
         From 1/1/96 to 12/31/96                                          $1.357               $1.590                 80,535
         From 1/1/95 to 12/31/95                                          $1.253               $1.357                 78,985
         From 1/1/94 to 12/31/94                                          $1.268               $1.253                 88,400
         From 1/1/93 to 12/31/93                                          $0.928               $1.268                 39,929
         From 1/1/92 to 12/31/92                                          $1.077               $0.928                 12,307
         From 1/1/91 to 12/31/91                                          $0.911               $1.077                  4,364
         From 5/1/90* to 12/31/90                                         $1.000               $0.911                  1,616

PHOENIX-ABERDEEN NEW ASIA
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.778               $0.776                  4,547
         From 1/1/00 to 12/31/00                                          $0.937               $0.778                  5,490
         From 1/1/99 to 12/31/99                                          $0.629               $0.937                  9,185
         From 1/1/98 to 12/31/98                                          $0.666               $0.629                  8,543
         From 1/1/97 to 12/31/97                                          $0.998               $0.666                  9,542
         From 9/17/96* to 12/31/96                                        $1.000               $0.998                  8,125

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 10/29/01* to 12/31/01                                       $1.000               $1.063                3,226

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
         From 10/29/01* to 12/31/01                                       $1.000               $1.068                2,598

PHOENIX-DEUTSCHE DOW 30
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.955               $0.887                 12,204
         From 1/1/00 to 12/31/00                                          $1.025               $0.955                 10,760
         From 12/15/99* to 12/31/99                                       $1.000               $1.025                  5,011

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.629               $0.416                 10,106
         From 8/15/00* to 12/31/00                                        $1.000               $0.629                  6,610


*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.926               $2.028                  6,335
         From 1/1/00 to 12/31/00                                          $1.491               $1.926                  6,575
         From 1/1/99 to 12/31/99                                          $1.441               $1.491                  8,408
         From 1/1/98 to 12/31/98                                          $1.851               $1.441                 14,027
         From 1/1/97 to 12/31/97                                          $1.536               $1.851                 19,835
         From 1/1/96 to 12/31/96                                          $1.168               $1.536                 12,614
         From 5/1/95* to 12/31/95                                         $1.000               $1.168                  7,009

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                         $14.371               $9.282                 45,771
         From 1/1/00 to 12/31/00                                         $17.699              $14.371                 58,574
         From 1/1/99 to 12/31/99                                         $13.819              $17.699                 70,239
         From 1/1/98 to 12/31/98                                         $10.762              $13.819                 83,410
         From 1/1/97 to 12/31/97                                          $8.999              $10.762                 97,099
         From 1/1/96 to 12/31/96                                          $8.094               $8.999                100,833
         From 1/1/95 to 12/31/95                                          $6.261               $8.094                 94,344
         From 1/1/94 to 12/31/94                                          $6.248               $6.261                 76,226
         From 1/1/93 to 12/31/93                                          $5.285               $6.248                 52,751
         From 1/1/92 to 12/31/92                                          $4.851               $5.285                 29,531
         From 1/1/91 to 12/31/91                                          $3.441               $4.851                 12,343
         From 1/1/90 to 12/31/90                                          $3.348               $3.441                  4,415

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.844               $0.611                  7,810
         From 8/15/00* to 12/31/00                                        $1.000               $0.844                  5,508

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.155               $1.198                  6,333
         From 1/1/00 to 12/31/00                                          $0.985               $1.155                  6,110
         From 12/15/99* to 12/31/99                                       $1.000               $0.985                  5,068

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $2.425               $2.486                 24,589
         From 1/1/00 to 12/31/00                                          $2.316               $2.425                 21,301
         From 1/1/99 to 12/31/99                                          $2.237               $2.316                 39,832
         From 1/1/98 to 12/31/98                                          $2.155               $2.237                 34,700
         From 1/1/97 to 12/31/97                                          $2.075               $2.155                 32,025
         From 1/1/96 to 12/31/96                                          $2.000               $2.075                 40,530
         From 1/1/95 to 12/31/95                                          $1.916               $2.000                 37,026
         From 1/1/94 to 12/31/94                                          $1.868               $1.916                 38,007
         From 1/1/93 to 12/31/93                                          $1.839               $1.868                 30,143
         From 1/1/92 to 12/31/92                                          $1.798               $1.839                 27,132
         From 1/1/91 to 12/31/91                                          $1.717               $1.798                 15,331
         From 1/1/90 to 12/31/90                                          $1.607               $1.717                  8,723

*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $4.176               $4.374                 13,969
         From 1/1/00 to 12/31/00                                          $3.971               $4.176                 15,854
         From 1/1/99 to 12/31/99                                          $3.813               $3.971                 19,760
         From 1/1/98 to 12/31/98                                          $4.023               $3.813                 25,246
         From 1/1/97 to 12/31/97                                          $3.671               $4.023                 29,600
         From 1/1/96 to 12/31/96                                          $3.307               $3.671                 27,079
         From 1/1/95 to 12/31/95                                          $2.710               $3.307                 25,435
         From 1/1/94 to 12/31/94                                          $2.903               $2.710                 20,608
         From 1/1/93 to 12/31/93                                          $2.536               $2.903                 19,839
         From 1/1/92 to 12/31/92                                          $2.332               $2.536                 10,612
         From 1/1/91 to 12/31/91                                          $1.975               $2.332                  3,480
         From 1/1/90 to 12/31/90                                          $1.900               $1.975                  1,438

PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.758               $1.424                 13,553
         From 1/1/00 to 12/31/00                                          $1.346               $1.758                  7,857
         From 1/1/99 to 12/31/99                                          $1.097               $1.346                  5,131
         From 3/3/98* to 12/31/98                                         $1.000               $1.097                  4,715

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1,404               $1.221                 15,727
         From 1/1/00 to 12/31/00                                          $1.606               $1.404                 17,940
         From 1/1/99 to 12/31/99                                          $1.368               $1.606                 22,357
         From 1/1/98 to 12/31/98                                          $1.052               $1.368                 18,649
         From 7/15/97* to 12/31/97                                        $1.000               $1.052                 22,856

PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.051               $1.113                  8,338
         From 1/1/00 to 12/31/00                                          $1.000               $1.051                  6,253
         From 12/20/99* to 12/31/99                                       $1.000               $1.000                  5,000

PHOENIX-JANUS GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.929               $0.699                 21,536
         From 1/1/00 to 12/31/00                                          $1.059               $0.929                 20,297
         From 12/15/99* to 12/31/99                                       $1.000               $1.059                  2,189


PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 10/29/01* to 12/31/01                                       $1.000               $1.067                  3,332

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 10/29/01* to 12/31/01                                       $1.000               $1.040                  3,018

PHOENIX-MFS VALUE
====================================================================================================================================
         From 10/29/01* to 12/31/01                                       $1.000               $1.055                  3,264

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.271               $1.152                 20,147
         From 1/1/00 to 12/31/00                                          $1.378               $1.271                 22,597
         From 1/1/99 to 12/31/99                                          $1.192               $1.378                 23,888
         From 3/3/98* to 12/31/98                                         $1.000               $1.192                 16,396

*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $5.758               $5,791                  3,579
         From 1/1/00 to 12/31/00                                          $5.796               $5.758                 36,950
         From 1/1/99 to 12/31/99                                          $5.275               $5.796                 45,169
         From 1/1/98 to 12/31/98                                          $4.422               $5.275                 55,361
         From 1/1/97 to 12/31/97                                          $3.708               $4.422                 64,407
         From 1/1/96 to 12/31/96                                          $3.443               $3.708                 69,901
         From 1/1/95 to 12/31/95                                          $2.948               $3.443                 73,165
         From 1/1/94 to 12/31/94                                          $3.029               $2.948                 68,860
         From 1/1/93 to 12/31/93                                          $2.763               $3.029                 53,869
         From 1/1/92 to 12/31/92                                          $2.528               $2.763                 30,431
         From 1/1/91 to 12/31/91                                          $1.979               $2.528                 13,524
         From 1/1/90 to 12/31/90                                          $1.895               $1.979                  7,031

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.042               $0.959                  7,229
         From 11/20/00* to 12/31/00                                       $1.000               $1.042                  7,280

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.897               $1.090                 12,332
         From 1/1/00 to 12/31/00                                          $0.777               $0.897                  5,940
         From 1/1/99 to 12/31/99                                          $0.877               $0.777                  4,324
         From 3/3/98* to 12/31/98                                         $1.000               $0.877                  4,559

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.063               $1.215                  5,110
         From 11/20/00* to 12/31/00                                       $1.000               $1.063                  2,379

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.947               $1.440                 11,318
         From 1/1/00 to 12/31/00                                          $1.733               $1.947                 11,724
         From 1/1/99 to 12/31/99                                          $1.205               $1.733                  5,256
         From 3/3/98* to 12/31/98                                         $1.000               $1.205                  3,535

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $2.415               $1.732                 23,731
         From 1/1/00 to 12/31/00                                          $2.762               $2.415                 28,996
         From 1/1/99 to 12/31/99                                          $1.804               $2.762                 25,471
         From 1/1/98 to 12/31/98                                          $1.262               $1.804                 21,470
         From 1/1/97 to 12/31/97                                          $1.091               $1.262                 23,027
         From 1/29/96* to 12/31/96                                        $1.000               $1.091                 17,311

PHOENIX-VAN KAMPEN FOCUS EQUITY (FORMERLY, PHOENIX-MORGAN STANLEY FOCUS EQUITY)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.911               $0.764                  5,471
         From 1/1/00 to 12/31/00                                          $1.003               $0.911                  5,597
         From 12/15/99* to 12/31/99                                       $1.000               $1.063                  5,004

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 5/3/01* to 12/31/01                                         $1.000               $0.865                     99

AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)
====================================================================================================================================
         From 4/12/01* to 12/31/01                                        $1.000               $0.973                  1,384


*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================

         From 1/1/01 to 12/31/01                                          $0.778               $0.646                  3,548
         From 6/13/00* to 12/31/00                                        $1.000               $0.778                  2,174

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.089               $1.151                  8,844
         From 1/1/00 to 12/31/00                                          $0.994               $1.089                  2,176
         From 12/15/99* to 12/31/99                                       $1.000               $0.994                  1,802

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.905               $0.906                  2,813
         From 1/1/00 to 12/31/00                                          $1.007               $0.905                  1,288
         From 12/15/99* to 12/31/99                                       $1.000               $1.007                    161

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.925               $0.801                  3,390
         From 6/20/00* to 12/31/00                                        $1.000               $0.925                  1,612

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.833               $0.704                    920
         From 6/21/00* to 12/31/00                                        $1.000               $0.833                    339

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.849               $0.690                  4,743
         From 6/16/00* to 12/31/00                                        $1.000               $0.849                  1,819

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.216               $1.286                  3,338
         From 1/1/00 to 12/31/00                                          $1.095               $1.216                    594
         From 1/1/99 to 12/31/99                                          $1.015               $1.095                    399
         From 11/11/98* to 12/31/98                                       $1.000               $1.015                    124

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.528               $0.479                  3,008
         From 1/1/00 to 12/31/00                                          $0.787               $0.528                  3,859
         From 1/1/99 to 12/31/99                                          $0.520               $0.787                  5,109
         From 1/1/98 to 12/31/98                                          $0.666               $0.520                  4,248
         From 5/1/97* to 12/31/97                                         $1.000               $0.666                  4,166

TEMPLETON FOREIGN SECURITIES FUND (FORMERLY, TEMPLETON INTERNATIONAL SECURITIES FUND)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.360               $1.128                  5,378
         From 1/1/00 to 12/31/00                                          $1.410               $1.360                  5,543
         From 1/1/99 to 12/31/99                                          $1.159               $1.410                  6,232
         From 1/1/98 to 12/31/98                                          $1.076               $1.159                  7,109
         From 5/5/97* to 12/31/97                                         $1.000               $1.076                  6,907

TEMPLETON GLOBAL ASSET ALLOCATION FUND (FORMERLY, TEMPLETON ASSET STRATEGY FUND)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.349               $1.199                  3,027
         From 1/1/00 to 12/31/00                                          $1.365               $1.349                  3,571
         From 1/1/99 to 12/31/99                                          $1.128               $1.365                  3,646
         From 1/1/98 to 12/31/98                                          $1.076               $1.128                  4,579
         From 5/2/97* to 12/31/97                                         $1.000               $1.076                  4,254

*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.427               $1.390                  4,934
         From 1/1/00 to 12/31/00                                          $1.348               $1.427                  4,624
         From 1/1/99 to 12/31/99                                          $1.059               $1.348                  5,173
         From 1/1/98 to 12/31/98                                          $1.062               $1.059                  7,999
         From 5/1/97* to 12/31/97                                         $1.000               $1.062                  7,841

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (FORMERLY, DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.000               $0.744                  1.335
         From 1/1/00 to 12/31/00                                          $1.216               $1.000                  1,045
         From 8/5/99* to 12/31/99                                         $1.000               $1.216                    173

SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY, DEUTSCHE VIT EQUITY 500 INDEX FUND)
====================================================================================================================================
         From 11/23/01* to 12/31/01                                       $1.000               $1.054                    152

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.811               $0.409                 15,582
         From 1/1/00 to 12/31/00                                          $1.074               $0.811                 16,662
         From 12/20/99* to 12/31/99                                       $1.000               $1.074                    183

WANGER FOREIGN FORTY
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.768               $1.281                  2,343
         From 1/1/00 to 12/31/00                                          $1.819               $1.768                  2,242
         From 2/1/99* to 12/31/99                                         $1.000               $1.819                  1,308

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $3.097               $2.411                 25,932
         From 1/1/00 to 12/31/00                                          $4.353               $3.097                 30,744
         From 1/1/99 to 12/31/99                                          $1.946               $4.353                 34,351
         From 1/1/98 to 12/31/98                                          $1.693               $1.946                 40,116
         From 1/1/97 to 12/31/97                                          $1.740               $1.693                 47,318
         From 1/1/96 to 12/31/96                                          $1.335               $1.740                 37,820
         From 5/1/95* to 12/31/95                                         $1.000               $1.335                  7,738

WANGER TWENTY
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.436               $1.547                  2,724
         From 1/1/00 to 12/31/00                                          $1.328               $1.436                  2,560
         From 2/1/99* to 12/31/99                                         $1.000               $1.328                  1,976
WANGER U.S. SMALLER COMPANIES (FORMERLY, WANGER U.S. SMALL CAP)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $2.573               $2.830                 47,609
         From 1/1/00 to 12/31/00                                          $2.837               $2.573                 55,246
         From 1/1/99 to 12/31/99                                          $2.297               $2.837                 62,519
         From 1/1/98 to 12/31/98                                          $2.139               $2.297                 77,960
         From 1/1/97 to 12/31/97                                          $1.674               $2.139                 83,070
         From 1/1/96 to 12/31/96                                          $1.156               $1.674                 58,623
         From 5/1/95* to 12/31/95                                         $1.000               $1.156                 17,039

*Date subaccount began operations.

APPENDIX A-2
FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)
FOR THE BIG EDGE CHOICE FOR NEW YORK CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================

         From 1/1/01 to 12/31/01                                          $1.077               $0.807                  4.525
         From 1/1/00 to 12/31/00                                          $1.015               $1.077                  4,407
         From 1/1/99 to 12/31/99                                          $1.015               $1.297                  2,753
         From 6/17/98* to 12/31/98                                        $1.000               $1.015                  1,504


PHOENIX-ABERDEEN NEW ASIA
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.435               $1.430                    286
         From 1/1/00 to 12/31/00                                          $1.732               $1.435                    274
         From 1/1/99 to 12/31/99                                          $1.163               $1.732                    140
         From 6/16/98* to 12/31/98                                        $1.000               $1.163                     19

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================


PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================

PHOENIX-DEUTSCHE DOW 30
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.060               $0.983                    334
         From 3/1/00* to 12/31/00                                         $1.000               $1.060                    121

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.576               $0.380                    114
         From 9/18/00* to 12/31/00                                        $1.000               $0.576                     72

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.132               $1.190                    344
         From 1/1/00 to 12/31/00                                          $0.877               $1.132                    312
         From 1/1/99 to 12/31/99                                          $0.849               $0.877                    117
         From 6/9/98* to 12/31/98                                         $1.000               $0.849                    125

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.169               $0.754                 25,137
         From 1/1/00 to 12/31/00                                          $1.442               $1.169                 25,577
         From 1/1/99 to 12/31/99                                          $1.127               $1.442                 19,890
         From 5/14/98* to 12/31/98                                        $1.000               $1.127                  9,416

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.765               $0.553                     74
         From 8/15/00* to 12/31/00                                        $1.000               $0.765                     43

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.135               $1.175                    101
         From 2/8/00* to 12/31/00                                         $1.000               $1.135                     61


*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.107               $1.133                  3,357
         From 1/1/00 to 12/31/00                                          $1.058               $1.107                  2,115
         From 1/1/99 to 12/31/99                                          $1.023               $1.058                  2,200
         From 5/14/98* to 12/31/98                                        $1.000               $1.023                  1,608

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.018               $1.065                  3,459
         From 1/1/00 to 12/31/00                                          $0.969               $1.018                  3,183
         From 1/1/99 to 12/31/99                                          $0.932               $0.969                  2,559
         From 5/15/98* to 12/31/98                                        $1.000               $0.932                  1,578

PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.741               $1.409                  1,082
         From 1/1/00 to 12/31/00                                          $1.335               $1.741                    747
         From 1/1/99 to 12/31/99                                          $1.089               $1.335                    292
         From 6/16/98* to 12/31/98                                        $1.000               $1.089                    136

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.134               $0.986                  2,593
         From 1/1/00 to 12/31/00                                          $1.299               $1.134                  2,609
         From 1/1/99 to 12/31/99                                          $1.108               $1.299                  2,055
         From 5/13/98* to 12/31/98                                        $1.000               $1.108                    920

PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.049               $1.110                    706
         From 1/27/00* to 12/31/00                                        $1.000               $1.049                    191

PHOENIX-JANUS GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.911               $0.684                  3,384
         From 1/4/00* to 12/31/00                                         $1.000               $0.911                  2,702

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 11/7/01* to 12/31/01                                        $1.000               $1.066                     15

PHOENIX-MFS INVESTORS GROWTH
====================================================================================================================================


PHOENIX-MFS VALUE
====================================================================================================================================
         From 11/9/01* to 12/31/01                                        $1.000               $1.055                     19

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.193               $1.081                  4,982
         From 1/1/00 to 12/31/00                                          $1.295               $1.193                  4,890
         From 1/1/99 to 12/31/99                                          $1.122               $1.295                  3,531
         From 5/28/98* to 12/31/98                                        $1.000               $1.122                    825

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.224               $1.229                  4,968
         From 1/1/00 to 12/31/00                                          $1.233               $1.224                  4,828
         From 1/1/99 to 12/31/99                                          $1.124               $1.233                  3,590
         From 6/2/98* to 12/31/98                                         $1.000               $1.124                  1,495

*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.903               $1.095                    725
         From 1/1/00 to 12/31/00                                          $0.783               $0.903                    382
         From 1/1/99 to 12/31/99                                          $0.885               $0.783                    279
         From 5/28/98* to 12/31/98                                        $1.000               $0.885                    162

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 1/1/01* to 12/31/01                                         $1.000               $1.068                    218

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.861               $1.371                  1,648
         From 1/1/00 to 12/31/00                                          $1.658               $1.861                  1,245
         From 1/1/99 to 12/31/99                                          $1.154               $1.658                    483
         From 5/28/98* to 12/31/98                                        $1.000               $1.154                    203

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.804               $1.293                  4,119
         From 1/1/00 to 12/31/00                                          $2.066               $1.804                  3,919
         From 1/1/99 to 12/31/99                                          $1.351               $2.066                  2,047
         From 6/16/98* to 12/31/98                                        $1.000               $1.351                    148

PHOENIX-VAN KAMPEN FOCUS EQUITY (FORMERLY, PHOENIX-MORGAN STANLEY FOCUS EQUITY)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.855               $0.716                    124
         From 1/10/00* to 12/31/00                                        $1.000               $0.855                     28

AIM V. I. CAPITAL APPRECIATION FUND
====================================================================================================================================


AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)
====================================================================================================================================
         From 8/7/01* to 12/31/01                                         $1.000               $0.938                     45

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.789               $0.654                    614
         From 7/6/00* to 12/31/00                                         $1.000               $0.789                    167

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.103               $1.165                    671
         From 1/1/00 to 12/31/00                                          $1.008               $1.103                    133
         From 9/1/99* to 12/31/99                                         $1.000               $1.008                     33

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.903               $0.903                    279
         From 1/1/00 to 12/31/00                                          $1.006               $0.903                    148
         From 8/6/99* to 12/31/99                                         $1.000               $1.006                     98

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.933               $0.806                    553
         From 7/3/00* to 12/31/00                                         $1.000               $0.933                    108

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.879               $0.742                     64
         From 9/19/00* to 12/31/00                                        $1.000               $0.879                     26

*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.850               $0.690                    504
         From 7/6/00* to 12/31/00                                         $1.000               $0.850                    227

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.191               $1.258                    235
         From 1/1/00 to 12/31/00                                          $1.074               $1.191                    112
         From 1/1/99 to 12/31/99                                          $1.033               $1.074                      9
         From 12/11/98* to 12/31/98                                       $1.000               $1.033                     25

TEMPLETON DEVELOPING MARKETS FUND
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.198               $1.086                    138
         From 1/1/00 to 12/31/00                                          $1.788               $1.198                    185
         From 1/1/99 to 12/31/99                                          $1.182               $1.788                    134
         From 8/18/98* to 12/31/98                                        $1.000               $1.182                     22

TEMPLETON FOREIGN SECURITIES FUND (FORMERLY, TEMPLETON INTERNATIONAL SECURITIES FUND)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.095               $0.907                    748
         From 1/1/00 to 12/31/00                                          $1.137               $1.095                    659
         From 1/1/99 to 12/31/99                                          $0.935               $1.137                    321
         From 5/28/98* to 12/31/98                                        $1.000               $0.935                    181

TEMPLETON GLOBAL ASSET ALLOCATION FUND (FORMERLY, TEMPLETON ASSET STRATEGY FUND)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.195               $1.062                    200
         From 1/1/00 to 12/31/00                                          $1.211               $1.195                    175
         From 1/1/99 to 12/31/99                                          $1.002               $1.211                    103
         From 6/16/98* to 12/31/98                                        $1.000               $1.002                     48

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.207               $1.175                    258
         From 1/1/00 to 12/31/00                                          $1.142               $1.207                    197
         From 1/1/99 to 12/31/99                                          $0.899               $1.142                    125
         From 6/2/98* to 12/31/98                                         $1.000               $0.899                     75

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (FORMERLY, DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.911               $0.677                   279
         From 1/1/00 to 12/31/00                                          $1.108               $0.911                   237
         From 11/10/99* to 12/31/99                                       $1.000               $1.108                    44

SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY, DEUTSCHE VIT EQUITY 500 INDEX FUND)
====================================================================================================================================


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.754               $0.381                  2,372
         From 1/10/00* to 12/31/00                                        $1.000               $0.754                  1,674

WANGER FOREIGN FORTY
====================================================================================================================================

         From 1/1/01 to 12/31/01                                          $1.786               $1.293                    487
         From 1/1/00 to 12/31/00                                          $1.840               $1.786                    445
         From 2/17/99* to 12/31/99                                        $1.000               $1.840                    210

*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.691               $1.315                  1,881
         From 1/1/00 to 12/31/00                                          $2.380               $1.691                  1,910
         From 1/1/99 to 12/31/99                                          $1.065               $2.380                  1,214
         From 6/17/98* to 12/31/98                                        $1.000               $1.065                    381

WANGER TWENTY
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.494               $1.608                    475
         From 1/1/00 to 12/31/00                                          $1.384               $1.494                    466
         From 2/17/99* to 12/31/99                                        $1.000               $1.384                    243

WANGER U.S. SMALLER COMPANIES (FORMERLY, WANGER U.S. SMALL CAP)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.040               $1.143                  6,514
         From 1/1/00 to 12/31/00                                          $1.149               $1.040                  6,644
         From 1/1/99 to 12/31/99                                          $0.931               $1.149                  4,017
         From 5/15/98* to 12/31/98                                        $1.000               $0.931                  1,825

















*Date subaccount began operations.

APPENDIX A-3
FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION) FOR BIG EDGE CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $2.427               $1.825                  1,303
         From 1/1/00 to 12/31/00                                          $2.911               $2.427                  1,732
         From 1/1/99 to 12/31/99                                          $2.271               $2.911                  2,159
         From 1/1/98 to 12/31/98                                          $1.793               $2.271                  2,641
         From 1/1/97 to 12/31/97                                          $1.616               $1.793                  2,998
         From 1/1/96 to 12/31/96                                          $1.376               $1.616                  3,337
         From 1/1/95 to 12/31/95                                          $1.268               $1.376                  3,762
         From 1/1/94 to 12/31/94                                          $1.280               $1.268                  5,926
         From 1/1/93 to 12/31/93                                          $0.934               $1.280                  3,309
         From 1/1/92 to 12/31/92                                          $1.082               $0.934                  1,401
         From 1/1/91 to 12/31/91                                          $0.913               $1.082                    816
         From 5/1/90* to 12/31/90                                         $1.000               $0.913                    490

PHOENIX-ABERDEEN NEW ASIA
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.785               $0.785                     48
         From 1/1/00 to 12/31/00                                          $0.944               $0.785                     45
         From 1/1/99 to 12/31/99                                          $0.636               $0.944                     48
         From 1/1/98 to 12/31/98                                          $0.668               $0.636                    186
         From 1/1/97 to 12/31/97                                          $0.998               $0.668                    223
         From 9/17/96* to 12/31/96                                        $1.000               $0.998                    395

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================


PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
         From 1/1/01* to 12/31/01                                         $1.000               $1.068                     43

PHOENIX-DEUTSCHE DOW 30
====================================================================================================================================
                                                                          $1.000               $0.938                    214

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.635               $0.421                    148
         From 8/30/00* to 12/31/00                                        $1.000               $0.635                     98

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.929               $2.036                     98
         From 1/1/00 to 12/31/00                                          $1.489               $1.929                    221
         From 1/1/99 to 12/31/99                                          $1.436               $1.489                    128
         From 1/1/98 to 12/31/98                                          $1.840               $1.436                    282
         From 1/1/97 to 12/31/97                                          $1.523               $1.840                    405
         From 1/1/96 to 12/31/96                                          $1.155               $1.523                    189
         From 5/1/95* to 12/31/95                                         $1.000               $1.155                     34

*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                         $14.874               $9.632                  3,055
         From 1/1/00 to 12/31/00                                         $18.273              $14.874                  3,895
         From 1/1/99 to 12/31/99                                         $14.232              $18.273                  4,718
         From 1/1/98 to 12/31/98                                         $11.056              $14.232                  5,404
         From 1/1/97 to 12/31/97                                          $9.222              $11.056                  6,273
         From 1/1/96 to 12/31/96                                          $8.274               $9.222                  7,215
         From 1/1/95 to 12/31/95                                          $6.384               $8.274                  8,153
         From 1/1/94 to 12/31/94                                          $6.355               $6.384                  8,351
         From 1/1/93 to 12/31/93                                          $5.363               $6.355                  8,671
         From 1/1/92 to 12/31/92                                          $4.911               $5.363                  8,652
         From 1/1/91 to 12/31/91                                          $3.475               $4.911                  7,280
         From 1/1/90 to 12/31/90                                          $3.373               $3.475                  6,658

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.757               $0.549                    150
         From 7/7/00* to 12/31/00                                         $1.000               $0.757                    218

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.105               $1.148                      2

         From 1/11/00* to 12/31/00                                        $1.000               $1.105                     21

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $2.510               $2.580                  2,017
         From 1/1/00 to 12/31/00                                          $2.391               $2.510                  1,638
         From 1/1/99 to 12/31/99                                          $2.304               $2.391                  3,253
         From 1/1/98 to 12/31/98                                          $2.214               $2.304                  2,845
         From 1/1/97 to 12/31/97                                          $2.126               $2.214                  2,264
         From 1/1/96 to 12/31/96                                          $2.045               $2.126                  3,460
         From 1/1/95 to 12/31/95                                          $1.954               $2.045                  3,457
         From 1/1/94 to 12/31/94                                          $1.901               $1.954                  4,649
         From 1/1/93 to 12/31/93                                          $1.866               $1.901                  4,617
         From 1/1/92 to 12/31/92                                          $1.820               $1.866                  8,601
         From 1/1/91 to 12/31/91                                          $1.735               $1.820                 10,289
         From 1/1/90 to 12/31/90                                          $1.620               $1.735                 13,110

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $4.321               $4.538                  1,284
         From 1/1/00 to 12/31/00                                          $4.098               $4.321                  1,542
         From 1/1/99 to 12/31/99                                          $3.925               $4.098                  1,723
         From 1/1/98 to 12/31/98                                          $4.143               $3.925                  2,315
         From 1/1/97 to 12/31/97                                          $3.761               $4.143                  3,556
         From 1/1/96 to 12/31/96                                          $3.379               $3.761                  4,114
         From 1/1/95 to 12/31/95                                          $2.763               $3.379                  4,418
         From 1/1/94 to 12/31/94                                          $2.953               $2.763                  4,839
         From 1/1/93 to 12/31/93                                          $2.573               $2.953                  5,798
         From 1/1/92 to 12/31/92                                          $2.361               $2.573                  5,539
         From 1/1/91 to 12/31/91                                          $1.994               $2.361                  5,541
         From 1/1/90 to 12/31/90                                          $1.914               $1.994                  5,085

*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.675               $1.361                    460
         From 1/1/00 to 12/31/00                                          $1.280               $1.675                    298
         From 1/1/99 to 12/31/99                                          $1.040               $1.280                     58
         From 5/21/98* to 12/31/98                                        $1.000               $1.040                     31

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.371               $1.196                  1,047
         From 1/1/00 to 12/31/00                                          $1.565               $1.371                  1,105
         From 1/1/99 to 12/31/99                                          $1.330               $1.565                  1,082
         From 1/1/98 to 12/31/98                                          $1.020               $1.330                  1,139
         From 7/15/97* to 12/31/97                                        $1.000               $1.020                    600

PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.037               $1.100                    173
         From 2/24/00* to 12/31/00                                        $1.000               $1.037                      2

PHOENIX-JANUS GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.890               $0.671                  1,314
         From 2/24/00* to 12/31/00                                        $1.012               $0.890                  1,574
         From 12/28/99* to 12/31/99                                       $1.000               $1,012                     62

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================


PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================


PHOENIX-MFS VALUE FUND
====================================================================================================================================
         From 10/29/01* to 12/31/01                                       $1.000               $1.055                    44

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.280               $1.163                    735
         From 1/1/00 to 12/31/00                                          $1.384               $1.280                    780
         From 1/1/99 to 12/31/99                                          $1.195               $1.384                  1,146
         From 3/4/98* to 12/31/98                                         $1.000               $1.195                    429

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $5.963               $6.013                  7,478
         From 1/1/00 to 12/31/00                                          $5.987               $5.963                  8,681
         From 1/1/99 to 12/31/99                                          $5.435               $5.987                 10,148
         From 1/1/98 to 12/31/98                                          $4.544               $5.435                 11,665
         From 1/1/97 to 12/31/97                                          $3.801               $4.544                 13,378
         From 1/1/96 to 12/31/96                                          $3.521               $3.801                 15,341
         From 1/1/95 to 12/31/95                                          $3.009               $3.521                 18,038
         From 1/1/94 to 12/31/94                                          $3.082               $3.009                 19,981
         From 1/1/93 to 12/31/93                                          $2.804               $3.082                 23,027
         From 1/1/92 to 12/31/92                                          $2.560               $2.804                 23,424
         From 1/1/91 to 12/31/91                                          $1.999               $2.560                 22,916
         From 1/1/90 to 12/31/90                                          $1.909               $1.999                 22,667

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 4/17/01* to 12/31/01                                        $1.000               $0.969                      2

*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.883               $1.075                    392
         From 1/1/00 to 12/31/00                                          $0.763               $0.883                    117
         From 1/1/99 to 12/31/99                                          $0.858               $0.763                     56
         From 3/17/98* to 12/31/98                                        $1.000               $0.858                     96

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 2/20/01* to 12/31/01                                        $1.000               $1.085                    143

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.766               $1.306                    803
         From 1/1/00 to 12/31/00                                          $1.568               $1.766                    998
         From 1/1/99 to 12/31/99                                          $1.088               $1.568                    199
         From 4/16/98* to 12/31/98                                        $1.000               $1.088                     43

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $2.428               $1.746                  1,251
         From 1/1/00 to 12/31/00                                          $2.770               $2.428                  1,470
         From 1/1/99 to 12/31/99                                          $1.805               $2.770                  1,023
         From 1/1/98 to 12/31/98                                          $1.260               $1.805                    479
         From 1/1/97 to 12/31/97                                          $1.086               $1.260                    737
         From 1/29/96* to 12/31/96                                        $1.000               $1.086                    621

PHOENIX-VAN KAMPEN FOCUS EQUITY (FORMERLY, PHOENIX-MORGAN STANLEY FOCUS EQUITY)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.865               $0.727                      5
         From 2/24/00* to 12/31/00                                        $1.000               $0.865                     19

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 8/2/01* to 12/31/01                                         $1.000               $0.927                      3

AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)
====================================================================================================================================
         From 5/8/01* to 12/31/01                                         $1.000               $0.892                     52

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.742               $0.618                    319
         From 6/20/00* to 12/31/00                                        $1.000               $0.742                    267

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.102               $1.168                    243
         From 2/8/00 to 12/31/00                                          $1.000               $1.102                     47

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.936               $0.939                    608
         From 3/31/00 to 12/31/00                                         $1.000               $0.936                    451

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.936               $0.812                    144
         From 7/7/00* to 12/31/00                                         $1.000               $0.936                    141

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.857               $0.726                     62
         From 7/7/00* to 12/31/00                                         $1.000               $0.857                     55

*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.843               $0.687                    307
         From 7/7/00* to 12/31/00                                         $1.000               $0.843                    216

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 1/26/01* to 12/31/01                                        $1.000               $1.018                    175

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.539               $0.491                    539
         From 1/1/00 to 12/31/00                                          $0.802               $0.539                    587
         From 1/1/99 to 12/31/99                                          $0.528               $0.802                    721
         From 1/1/98 to 12/31/98                                          $0.676               $0.528                    711
         From 5/15/97* to 12/31/97                                        $1.000               $0.676                    718

TEMPLETON FOREIGN SECURITIES FUND (FORMERLY, TEMPLETON INTERNATIONAL SECURITIES FUND)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.241               $1.032                    155
         From 1/1/00 to 12/31/00                                          $1.283               $1.241                    196
         From 1/1/99 to 12/31/99                                          $1.052               $1.283                    201
         From 1/1/98 to 12/31/98                                          $0.974               $1.052                    211
         From 7/2/97* to 12/31/97                                         $1.000               $0.974                    144

TEMPLETON GLOBAL ASSET ALLOCATION FUND (FORMERLY, TEMPLETON ASSET STRATEGY FUND)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.304               $1.162                     17
         From 1/1/00 to 12/31/00                                          $1.316               $1.304                     69
         From 1/1/99 to 12/31/99                                          $1.085               $1.316                    128
         From 1/1/98 to 12/31/98                                          $1.033               $1.085                    131
         From 6/2/97* to 12/31/97                                         $1.000               $1.033                    152

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.439               $1.406                    144
         From 1/1/00 to 12/31/00                                          $1.356               $1.439                    125
         From 1/1/99 to 12/31/99                                          $1.063               $1.356                     48
         From 1/1/98 to 12/31/98                                          $1.064               $1.063                    123
         From 5/1/97* to 12/31/97                                         $1.000               $1.064                    116

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (FORMERLY, DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.971               $0.724                    120
         From 1/1/00 to 12/31/00                                          $1.177               $0.971                     56
         From 9/23/99* to 12/31/99                                        $1.000               $1.177                     22

SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY, DEUTSCHE VIT EQUITY 500 INDEX FUND)
====================================================================================================================================


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.780               $0.395                  1,112
         From 1/1/00 to 12/31/00                                          $1.031               $0.780                  1,291
         From 12/24/99* to 12/31/99                                       $1.000               $1.031                    163

WANGER FOREIGN FORTY
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $0.996               $0.724                    170
         From 6/20/00* to 12/31/00                                        $1.000               $0.996                    204

*Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $2,912               $2.273                    983
         From 1/1/00 to 12/31/00                                          $4.083               $2.912                  1,183
         From 1/1/99 to 12/31/99                                          $1.821               $4.083                  1,216
         From 1/1/98 to 12/31/98                                          $1.581               $1.821                  1,320
         From 1/1/97 to 12/31/97                                          $1.620               $1.581                  1,630
         From 1/1/96 to 12/31/96                                          $1.240               $1.620                  1,632
         From 5/1/95* to 12/31/95                                         $1.000               $1.240                    194
WANGER TWENTY
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $1.085               $1.270                    125
         From 1/1/00 to 12/31/00                                          $1.085               $1.176                    125
         From 3/8/99* to 12/31/99                                         $1.000               $1.085                     21

WANGER U.S. SMALLER COMPANIES (FORMERLY, WANGER U.S. SMALL CAP)
====================================================================================================================================
         From 1/1/01 to 12/31/01                                          $2.870               $2.877                    946
         From 1/1/00 to 12/31/00                                          $2.870               $2.609                  1,210
         From 1/1/99 to 12/31/99                                          $2.317               $2.870                  1,825
         From 1/1/98 to 12/31/98                                          $2.154               $2.317                  3,662
         From 1/1/97 to 12/31/97                                          $1.681               $2.154                  3,346
         From 1/1/96 to 12/31/96                                          $1.158               $1.681                  2,888
         From 5/1/95* to 12/31/95                                         $1.000               $1.158                    460


*Date subaccount began operations.

APPENDIX B
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                               UPON              UPON
STATE                                                       PURCHASE(1)      ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                       ---------        -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota (2).......................................         X                                     1.25

West Virginia........................................                             X                   1.00             1.00


Wyoming..............................................           X                                     1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%






NOTE: The above premium tax deduction rates are as of January 1, 2002. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.



For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."




--------------------------------
(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.

(2) The tax deduction rate in South Dakota on annuity considerations exceeding $500,000 per contract is .8%.

APPENDIX C-
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000000 on the date assets were first allocated to each subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

CLAIM DATE: The contract value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contracts described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually, the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named, the annuitant will be the owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.

GROUP CONTRACT: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this prospectus.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuities (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner when annuity payments will begin. The elected date is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]  Non-qualified plans--$1,000

[diamond]  Individual Retirement Annuity--$1,000

[diamond]  Bank draft program--$25

[diamond]  Qualified plans--$1,000 annually

[diamond]  Contracts with a Maturity Date in the first contract year--$10,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime (a) before the Maturity Date of a contract (see "Payment Upon Death Before Maturity

Date") or (b) after the Maturity Date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, WE, US, COMPANY): Phoenix Life Insurance Company.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operations Division of Phoenix that receives and processes incoming mail for Variable Annuity Operations.

                                                                     [VERSION C]

                       THE PHOENIX EDGE(R)-VA FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                        AUGUST 9, 2002


    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond] Phoenix-Aberdeen International Series
   [diamond] Phoenix-Aberdeen New Asia Series
   [diamond] Phoenix-AIM Mid-Cap Equity Series
   [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Deutsche Dow 30 Series
   [diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
   [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Federated U.S. Government Bond Series (1) [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
   [diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Flexible Income Series
   [diamond] Phoenix-Janus Growth Series

   [diamond] Phoenix-Kayne Large-Cap Core Series
   [diamond] Phoenix-Kayne Small-Cap Quality Value Series
   [diamond] Phoenix-Lazard International Equity Select Series
   [diamond] Phoenix-Lazard Small-Cap Value Series
   [diamond] Phoenix-Lazard U.S. Multi-Cap Series
   [diamond] Phoenix-Lord Abbett Bond-Debenture Series
   [diamond] Phoenix-Lord Abbett Large-Cap Value Series
   [diamond] Phoenix-Lord Abbett Mid-Cap Value Series

   [diamond] Phoenix-MFS Investors Growth Stock Series [diamond] Phoenix-MFS Investors Trust Series
   [diamond] Phoenix-MFS Value Series
   [diamond] Phoenix-Oakhurst Growth and Income Series [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Seneca Strategic Theme Series

   [diamond] Phoenix-State Street Research Small-Cap Growth Series

   [diamond] Phoenix-Van Kampen Focus Equity Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
   [diamond] AIM V.I. Capital Appreciation Fund
   [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
   [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
   [diamond] VIP Contrafund(R) Portfolio
   [diamond] VIP Growth Opportunities Portfolio
   [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond] Mutual Shares Securities Fund

   [diamond] Templeton Developing Markets Securities Fund (1)

   [diamond] Templeton Foreign Securities Fund
   [diamond] Templeton Global Asset Allocation (1)
   [diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
   [diamond] Scudder VIT EAFE(R) Equity Index Fund
   [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
   [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond] Wanger Foreign Forty
   [diamond] Wanger International Small Cap
   [diamond] Wanger Twenty
   [diamond] Wanger U.S. Smaller Companies

(1) Not available for new investors

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated August 9, 2002, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]    PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                                                   PO Box 8027
                                                                   Boston, MA 02266-8027
                                                     [telephone]   TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    9
FINANCIAL HIGHLIGHTS......................................   12
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHOENIX AND THE ACCOUNT ..................................   12
INVESTMENTS OF THE ACCOUNT................................   12
GIA.......................................................   16
PURCHASE OF CONTRACTS.....................................   16
DEDUCTIONS AND CHARGES....................................   17

   Deductions from the Separate Account...................   17
     Premium Tax..........................................   17
     Surrender Charges....................................   17
     Mortality and Expense Risk Fee.......................   18
     Administrative Fee...................................   18
     Administrative Charge................................   18
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   19
     Other Charges........................................   19
THE ACCUMULATION PERIOD...................................   19
   Accumulation Units.....................................   19
   Accumulation Unit Values...............................   19
   Transfers .............................................   19
   Optional Programs and Benefits.........................   20
     Dollar Cost Averaging Program........................   20
     Asset Rebalancing Program............................   20
     Enhanced Option 1 Rider..............................   20
     Nursing Home Waiver..................................   20
     Guaranteed Minimum Income Benefit
Rider ("GMIB")............................................   20
   Surrender of Contract; Partial Withdrawals.............   22
   Lapse of Contract......................................   22
   Payment Upon Death Before Maturity Date ...............   23

THE ANNUITY PERIOD........................................   24
   Variable Accumulation Annuity Contracts................   24
   Annuity Payment Options ...............................   24
   Other Options and Rates................................   26
   Other Conditions.......................................   26
   Payment Upon Death After Maturity Date.................   26
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   26
   Valuation Date.........................................   26


   Valuation Period.......................................   27
   Accumulation Unit Value................................   27
   Net Investment Factor..................................   27
MISCELLANEOUS PROVISIONS..................................   27
   Assignment.............................................   27
   Deferment of Payment ..................................   27
   Free Look Period.......................................   27
   Amendments to Contracts................................   27
   Substitution of Fund Shares............................   27
   Ownership of the Contract..............................   28
FEDERAL INCOME TAXES......................................   28
   Introduction...........................................   28
   Income Tax Status......................................   28
   Taxation of Annuities in General--Non-Qualified Plans..   28

     Surrenders or Withdrawals Prior to the Contract
       Maturity Date......................................   28
     Surrenders or Withdrawals On or After the Contract
       Maturity Date......................................   28

     Penalty Tax on Certain Surrenders and Withdrawals....   29
   Additional Considerations..............................   29
   Diversification Standards .............................   30
   Taxation of Annuities in General--Qualified Plans......   31
     Tax Sheltered Annuities ("TSAs") ....................   32
     Keogh Plans..........................................   32
     Individual Retirement Accounts.......................   32
     Corporate Pension and Profit-Sharing Plans...........   33
     Penalty Tax on Certain Surrenders and Withdrawals

       from Qualified Plans...............................   33
     Seek Tax Advice......................................   33
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   33
STATE REGULATION..........................................   34
REPORTS...................................................   34
VOTING RIGHTS.............................................   34
LEGAL MATTERS.............................................   34
SAI.......................................................   34
APPENDIX A--DEDUCTIONS FOR PREMIUM TAXES..................  A-1
APPENDIX B--GLOSSARY OF SPECIAL TERMS.....................  B-1
APPENDIX C-1--FINANCIAL HIGHLIGHTS FOR
   CONTRACTS WITH DEATH BENEFIT OPTION 1..................  C-1
APPENDIX C-2--FINANCIAL HIGHLIGHTS FOR
CONTRACTS WITH DEATH BENEFIT OPTION 2.....................  C-4

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                                             ALL SUBACCOUNTS
                                                                                                                ---------------

Sales Charges Imposed on Purchases..........................................................................          None

Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1....................................................................           7%
    Age of Payment in Complete Years 1-2....................................................................           7%
    Age of Payment in Complete Years 2-3....................................................................           6%
    Age of Payment in Complete Years 3-4....................................................................           6%
    Age of Payment in Complete Years 4-5....................................................................           5%
    Age of Payment in Complete Years 5-6....................................................................           4%
    Age of Payment in Complete Years 6-7....................................................................           3%
    Age of Payment in Complete Years 7 and thereafter.......................................................          None

Subaccount Transfer Charge..................................................................................          None



ANNUAL ADMINISTRATIVE CHARGE

    Maximum.................................................................................................           $35


ENHANCED OPTION 1 RIDER (as a percentage of contract value).................................................           .05%

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE(2) (as a percentage of
the guaranteed annuitization value).........................................................................           .40%


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

[diamond] Option 1--Return of Premium

    Mortality and Expense Risk Fee..........................................................................          .775%
    Daily Administrative Fee................................................................................          .125%
                                                                                                                     -----
    Total Separate Account Annual Expenses..................................................................          .90 %

[diamond] Option 2--Annual Step-up

Mortality and Expense Risk Fee..............................................................................         1.125%
Daily Administrative Fee....................................................................................          .125%
                                                                                                                     -----
Total Separate Account Annual Expenses......................................................................         1.25 %













____________________

(1) A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn, if the payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."
(2) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will only be deducted if the rider is elected.

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            OTHER                          OTHER
                                                                          OPERATING     TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT   RULE     EXPENSES      FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT   12b-1     BEFORE          BEFORE          AFTER           AFTER
                      SERIES                            FEE      FEES   REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International (6)                     0.75%      N/A       0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                          1.00%      N/A       1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3, 8)                      0.85%      N/A       2.28%           3.13%          0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)       0.85%      N/A       2.34%           3.19%          0.22%           1.07%
Phoenix-Deutsche Dow 30 (3, 7)                         0.35%      N/A       0.77%           1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (3, 7)            0.35%      N/A       2.00%           2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)    0.75%      N/A       0.41%           1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (3, 7)                 0.63%      N/A       0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)         0.90%      N/A       1.23%           2.13%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (4, 9)          0.60%      N/A       0.86%           1.46%          0.24%           0.84%
Phoenix-Goodwin Money Market (3, 7)                    0.40%      N/A       0.20%           0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)       0.50%      N/A       0.21%           0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (3, 7)                  0.70%      N/A       0.30%           1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)     0.45%      N/A       0.25%           0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (3, 7)                   0.80%      N/A       0.71%           1.51%          0.15%           0.95%
Phoenix-Janus Growth (3, 7)                            0.85%      N/A       0.34%           1.19%          0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1, 10)                   0.70%      N/A       0.54%           1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 10)          0.90%      N/A       1.13%           2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 10)     0.90%      N/A       1.54%           2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 10)                 0.90%      N/A       1.16%           2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 10)                  0.80%      N/A       0.95%           1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 10)             0.75%      N/A       1.31%           2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 10)            0.75%      N/A       0.71%           1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 10)              0.85%      N/A       0.99%           1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 7, 8)           0.75%      N/A       2.99%           3.74%          0.22%           0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                  0.75%      N/A       3.34%           4.09%          0.22%           0.97%
Phoenix-MFS Value (3, 7, 8)                            0.75%      N/A       1.85%           2.60%          0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3, 7)                0.70%      N/A       0.23%           0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)           0.58%      N/A       0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)             0.90%      N/A       1.90%           2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)         1.05%      N/A       0.49%           1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)       1.05%      N/A       1.28%           2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                   0.80%      N/A       0.30%           1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 7)                  0.75%      N/A       0.21%           0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap
  Growth (1, 10)                                       0.85%      N/A       0.70%           1.55%          0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                 0.85%      N/A       2.33%           3.18%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series' operating expenses are for the period ended June 30, 2002.
(9) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.
(10) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          OTHER                          OTHER
                                                                        OPERATING     TOTAL ANNUAL     OPERATING    TOTAL ANNUAL
                                                  INVESTMENT  RULE       EXPENSES     FUND EXPENSES     EXPENSES    FUND EXPENSES
                                                  MANAGEMENT  12b-1       BEFORE          BEFORE         AFTER          AFTER
                     SERIES                           FEE    FEES (5)  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                         0.60%      N/A        0.25%           0.85%          0.25%          0.85%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%      N/A        0.07%           0.92%          0.07%          0.92%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                      0.58%     0.10%       0.10%           0.78%          0.10%           0.78%
VIP Growth Opportunities Portfolio (6)               0.58%     0.10%       0.11%           0.79%          0.11%           0.79%
VIP Growth Portfolio (6)                             0.58%     0.10%       0.10%           0.78%          0.10%           0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.19%           1.04%          0.19%          1.04%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.32%           1.82%          0.32%          1.82%
Templeton Foreign Securities Fund 8                  0.69%     0.25%       0.22%           1.16%          0.22%          1.15%
Templeton Global Asset Allocation Fund               0.61%     0.25%       0.20%           1.06%          0.20%          1.06%
Templeton Growth Securities Fund 10                  0.80%     0.25%       0.05%           1.10%          0.05%          1.10%

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)            0.45%      N/A        0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)                0.20%      N/A        0.11%           0.31%          0.10%          0.30%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%      N/A        0.51%           1.31%          0.35%          1.15%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.23%           1.43%          0.23%          1.43%
Wanger Twenty (1)                                    0.95%      N/A        0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                    0.95%      N/A        0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------


(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.

(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

    The purpose of the following tables is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 30, 2001, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the contract, Account and the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.

    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see Deductions and Charges--Premium Tax" and Appendix A.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.

EXAMPLES FOR DEATH BENEFIT OPTION 1 CONTRACTS:

                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods, you    the end of one of these time period,
                                                     would pay:                               you would pay:
                                                     -------------------------------------    ------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Aberdeen International                         $ 89      $133     $181      $289        $ 89      $133     $136     $289
Phoenix-Aberdeen New Asia                               103       174      247       416         103       174      202      416
Phoenix-AIM Mid-Cap Equity                              110       195      280       474         110       195      235      474
Phoenix-Alliance/Bernstein Growth + Value               110       196      283       479         110       196      238      479
Phoenix-Deutsche Dow 30                                  90       136      186       298          90       136      141      298
Phoenix-Deutsche Nasdaq-100 Index(R)                    102       172      245       410         102       172      200      410
Phoenix-Duff & Phelps Real Estate Securities             90       138      187       302          90       138      142      302
Phoenix-Engemann Capital Growth                          86       124      165       258          86       124      120      258
Phoenix-Engemann Small & Mid-Cap Growth                 100       166      234       391         100       166      189      391
Phoenix-Federated U.S. Government Bond                   93       146      202       331          93       146      157      331
Phoenix-Goodwin Money Market                             85       121      159       246          85       121      114      246
Phoenix-Goodwin Multi-Sector Fixed Income                86       124      165       257          86       124      120      257
Phoenix-Hollister Value Equity                           89       133      180       287          89       133      135      287
Phoenix-J.P. Morgan Research Enhanced Index              86       124      164       256          86       124      119      256
Phoenix-Janus Flexible Income                            94       148      205       336          94       148      160      336
Phoenix-Janus Growth                                     91       138      189       305          91       138      144      305
Phoenix-Kayne Large-Cap Core                             91       140      N/A       N/A          91       140      N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                    99       163      N/A       N/A          99       163      N/A      N/A
Phoenix-Lazard International Equity Select              103       175      N/A       N/A         103       175      N/A      N/A
Phoenix-Lazard Small-Cap Value                           99       164      N/A       N/A          99       164      N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                            96       155      N/A       N/A          96       155      N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                       99       164      N/A       N/A          99       164      N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                      93       146      N/A       N/A          93       146      N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                        97       158      N/A       N/A          97       158      N/A      N/A
Phoenix-MFS Investors Growth Stock                      116       211      307       520         116       211      262      520
Phoenix-MFS Investors Trust                             119       221      322       545         119       221      277      545
Phoenix-MFS Value                                       104       180      256       431         104       180      211      431
Phoenix-Oakhurst Growth and Income                       88       131      176       280          88       131      131      280


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-Aberdeen International                         $26     $ 79      $136     $289
Phoenix-Aberdeen New Asia                               40      120       202      416
Phoenix-AIM Mid-Cap Equity                              47      141       235      474
Phoenix-Alliance/Bernstein Growth + Value               47      142       238      479
Phoenix-Deutsche Dow 30                                 27       82       141      298
Phoenix-Deutsche Nasdaq-100 Index(R)                    39      118       200      410
Phoenix-Duff & Phelps Real Estate Securities            27       84       142      302
Phoenix-Engemann Capital Growth                         23       70       120      258
Phoenix-Engemann Small & Mid-Cap Growth                 37      112       189      391
Phoenix-Federated U.S. Government Bond                  30       92       157      331
Phoenix-Goodwin Money Market                            22       67       114      246
Phoenix-Goodwin Multi-Sector Fixed Income               23       70       120      257
Phoenix-Hollister Value Equity                          26       79       135      287
Phoenix-J.P. Morgan Research Enhanced Index             23       70       119      256
Phoenix-Janus Flexible Income                           31       94       160      336
Phoenix-Janus Growth                                    28       84       144      305
Phoenix-Kayne Large-Cap Core                            28       86       N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                   36      109       N/A      N/A
Phoenix-Lazard International Equity Select              40      121       N/A      N/A
Phoenix-Lazard Small-Cap Value                          36      110       N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                           33      101       N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                      36      110       N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                     30       92       N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                       34      104       N/A      N/A
Phoenix-MFS Investors Growth Stock                      53      157       262      520
Phoenix-MFS Investors Trust                             56      167       277      545
Phoenix-MFS Value                                       41      126       211      431
Phoenix-Oakhurst Growth and Income                      25       77       131      280


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods, you    the end of one of these time period,
                                                     would pay:                               you would pay:
                                                     -------------------------------------    ------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Oakhurst Strategic Allocation                  $ 86      $124     $165      $257        $ 86      $124     $120     $257
Phoenix-Sanford Bernstein Global Value                  106       185      265       448         106       185      220      448
Phoenix-Sanford Bernstein Mid-Cap Value                  94       149      206       338          94       149      161      338
Phoenix-Sanford Bernstein Small-Cap Value               102       172      244       409         102       172      199      409
Phoenix-Seneca Mid-Cap Growth                            90       136      185       296          90       136      140      296
Phoenix-Seneca Strategic Theme                           88       132      178       283          88       132      133      283
Phoenix-State Street Research Small-Cap Growth           94       149      N/A       N/A          94       149      N/A      N/A
Phoenix-Van Kampen Focus Equity                         110       196      282       478         110       196      237      478
AIM V.I. Capital Appreciation Fund                       87       128      172       272          87       128      127      272
AIM V.I. Premier Equity Fund                             87       128      172       272          87       128      127      272
Alger American Leveraged AllCap Portfolio                88       130      176       279          88       130      131      279
Federated Fund for U.S. Government Securities II         86       125      167       261          86       125      122      261
Federated High Income Bond Fund II                       86       126      168       263          86       126      123      263
VIP Contrafund(R) Portfolio                              86       126      169       265          86       126      124      265
VIP Growth Opportunities Portfolio                       87       126      169       266          87       126      124      266
VIP Growth Portfolio                                     86       126      169       265          86       126      124      265
Mutual Shares Securities Fund                            89       134      182       290          89       134      137      290
Templeton Developing Markets Securities Fund             97       157      220       364          97       157      175      364
Templeton Foreign Securities Fund                        90       138      187       302          90       138      142      302
Templeton Global Asset Allocation Fund                   89       135      183       292          89       135      138      292
Templeton Growth Securities Fund                         90       136      185       296          90       136      140      296
Scudder VIT EAFE(R) Equity Index Fund                    87       127      170       268          87       127      125      268
Scudder VIT Equity 500 Index Fund                        82       112      145       216          82       112      100      216
Technology Portfolio                                     92       142      195       317          92       142      150      317
Wanger Foreign Forty                                     93       146      202       330          93       146      157      330
Wanger International Small Cap                           93       146      201       328          93       146      156      328
Wanger Twenty                                            92       143      196       319          92       143      151      319
Wanger U.S. Smaller Companies                            89       132      179       286          89       132      134      286


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-Oakhurst Strategic Allocation                  $23     $ 70      $120     $257
Phoenix-Sanford Bernstein Global Value                  43      131       220      448
Phoenix-Sanford Bernstein Mid-Cap Value                 31       95       161      338
Phoenix-Sanford Bernstein Small-Cap Value               39      118       199      409
Phoenix-Seneca Mid-Cap Growth                           27       82       140      296
Phoenix-Seneca Strategic Theme                          25       78       133      283
Phoenix-State Street Research Small-Cap Growth          31       95       N/A      N/A
Phoenix-Van Kampen Focus Equity                         47      142       237      478
AIM V.I. Capital Appreciation Fund                      24       74       127      272
AIM V.I. Premier Equity Fund                            24       74       127      272
Alger American Leveraged AllCap Portfolio               25       76       131      279
Federated Fund for U.S. Government Securities II        23       71       122      261
Federated High Income Bond Fund II                      23       72       123      263
VIP Contrafund(R) Portfolio                             23       72       124      265
VIP Growth Opportunities Portfolio                      24       72       124      266
VIP Growth Portfolio                                    23       72       124      265
Mutual Shares Securities Fund                           26       80       137      290
Templeton Developing Markets Securities Fund            34      103       175      364
Templeton Foreign Securities Fund                       27       84       142      302
Templeton Global Asset Allocation Fund                  26       81       138      292
Templeton Growth Securities Fund                        27       82       140      296
Scudder VIT EAFE(R) Equity Index Fund                   24       73       125      268
Scudder VIT Equity 500 Index Fund                       19       58       100      216
Technology Portfolio                                    29       88       150      317
Wanger Foreign Forty                                    30       92       157      330
Wanger International Small Cap                          30       92       156      328
Wanger Twenty                                           29       89       151      319
Wanger U.S. Smaller Companies                           26       78       134      286



EXAMPLES FOR DEATH BENEFIT OPTION 2 CONTRACTS:

                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods, you    the end of one of these time period,
                                                     would pay:                               you would pay:
                                                     -------------------------------------    ------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Aberdeen International                         $ 92     $142      $195      $318        $ 92      $142     $150     $318
Phoenix-Aberdeen New Asia                               106      183       261       440         106       183      216      440
Phoenix-AIM Mid-Cap Equity                              113      203       293       497         113       203      248      497
Phoenix-Alliance/Bernstein Growth + Value               113      205       296       501         113       205      251      501
Phoenix-Deutsche Dow 30                                  93      145       200       327          93       145      155      327
Phoenix-Deutsche Nasdaq-100 Index(R)                    105      181       258       436         105       181      213      436
Phoenix-Duff & Phelps Real Estate Securities             93      146       202       331          93       146      157      331
Phoenix-Engemann Capital Growth                          89      133       181       289          89       133      136      289
Phoenix-Engemann Small & Mid-Cap Growth                 103      175       248       417         103       175      203      417
Phoenix-Federated U.S. Government Bond                   96      155       217       359          96       155      172      359
Phoenix-Goodwin Money Market                             88      130       175       277          88       130      130      277


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-Aberdeen International                         $29     $ 88      $150     $318
Phoenix-Aberdeen New Asia                               43      129       216      440
Phoenix-AIM Mid-Cap Equity                              50      149       248      497
Phoenix-Alliance/Bernstein Growth + Value               50      151       251      501
Phoenix-Deutsche Dow 30                                 30       91       155      327
Phoenix-Deutsche Nasdaq-100 Index(R)                    42      127       213      436
Phoenix-Duff & Phelps Real Estate Securities            30       92       157      331
Phoenix-Engemann Capital Growth                         26       79       136      289
Phoenix-Engemann Small & Mid-Cap Growth                 40      121       203      417
Phoenix-Federated U.S. Government Bond                  33      101       172      359
Phoenix-Goodwin Money Market                            25       76       130      277


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods, you    the end of one of these time period,
                                                     would pay:                               you would pay:
                                                     -------------------------------------    ------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Goodwin Multi-Sector Fixed Income              $ 89     $133      $180      $288        $ 89      $133     $135     $288
Phoenix-Hollister Value Equity                           92      142       194       316          92       142      149      316
Phoenix-J.P. Morgan Research Enhanced Index              89      133       180       287          89       133      135      287
Phoenix-Janus Flexible Income                            97      157       219       363          97       157      174      363
Phoenix-Janus Growth                                     93      147       204       334          93       147      159      334
Phoenix-Kayne Large-Cap Core                             94      149       N/A       N/A          94       149      N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                   102      172       N/A       N/A         102       172      N/A      N/A
Phoenix-Lazard International Equity Select              106      184       N/A       N/A         106       184      N/A      N/A
Phoenix-Lazard Small-Cap Value                          102      173       N/A       N/A         102       173      N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                            99      164       N/A       N/A          99       164      N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                      102      173       N/A       N/A         102       173      N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                      96      155       N/A       N/A          96       155      N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                       100      166       N/A       N/A         100       166      N/A      N/A
Phoenix-MFS Investors Growth Stock                      119      220       320       541         119       220      275      541
Phoenix-MFS Investors Trust                             122      229       334       565         122       229      289      565
Phoenix-MFS Value                                       107      188       270       456         107       188      225      456
Phoenix-Oakhurst Growth and Income                       91      140       191       309          91       140      146      309
Phoenix-Oakhurst Strategic Allocation                    89      133       180       288          89       133      135      288
Phoenix-Sanford Bernstein Global Value                  109      194       279       472         109       194      234      472
Phoenix-Sanford Bernstein Mid-Cap Value                  97      158       221       366          97       158      176      366
Phoenix-Sanford Bernstein Small-Cap Value               105      180       257       434         105       180      212      434
Phoenix-Seneca Mid-Cap Growth                            93      145       199       325          93       145      154      325
Phoenix-Seneca Strategic Theme                           91      141       192       312          91       141      147      312
Phoenix-State Street Research Small-Cap Growth           97      158       N/A       N/A          97       158      N/A      N/A
Phoenix-Van Kampen Focus Equity                         113      204       295       501         113       204      250      501
AIM V.I. Capital Appreciation Fund                       90      137       187       301          90       137      142      301
AIM V.I. Premier Equity Fund                             90      137       187       301          90       137      142      301
Alger American Leveraged AllCap Portfolio                91      139       190       308          91       139      145      308
Federated Fund for U.S. Government Securities II         89      134       182       290          89       134      137      290
Federated High Income Bond Fund II                       89      135       183       292          89       135      138      292
VIP Contrafund(R) Portfolio                              89      135       184       294          89       135      139      294
VIP Growth Opportunities Portfolio                       90      135       184       295          90       135      139      295
VIP Growth Portfolio                                     89      135       184       294          89       135      139      294
Mutual Shares Securities Fund                            92      143       196       319          92       143      151      319
Templeton Developing Markets Securities Fund            100      166       234       391         100       166      189      391
Templeton Foreign Securities Fund                        93      146       202       331          93       146      157      331
Templeton Global Asset Allocation Fund                   92      143       197       321          92       143      152      321
Templeton Growth Securities Fund                         93      145       199       325          93       145      154      325
Scudder VIT EAFE(R) Equity Index Fund                    90      136       185       297          90       136      140      297
Scudder VIT Equity 500 Index Fund                        85      121       160       247          85       121      115      247
Technology Portfolio                                     95      151       209       345          95       151      164      345
Wanger Foreign Forty                                     96      155       216       358          96       155      171      358
Wanger International Small Cap                           96      154       215       356          96       154      170      356
Wanger Twenty                                            95      151       210       347          95       151      165      347
Wanger U.S. Smaller Companies                            92      141       194       315          92       141      149      315


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-Goodwin Multi-Sector Fixed Income              $26     $ 79      $135     $288
Phoenix-Hollister Value Equity                          29       88       149      316
Phoenix-J.P. Morgan Research Enhanced Index             26       79       135      287
Phoenix-Janus Flexible Income                           34      103       174      363
Phoenix-Janus Growth                                    30       93       159      334
Phoenix-Kayne Large-Cap Core                            31       95       N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                   39      118       N/A      N/A
Phoenix-Lazard International Equity Select              43      130       N/A      N/A
Phoenix-Lazard Small-Cap Value                          39      119       N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                           36      110       N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                      39      119       N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                     33      101       N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                       37      112       N/A      N/A
Phoenix-MFS Investors Growth Stock                      56      166       275      541
Phoenix-MFS Investors Trust                             59      175       289      565
Phoenix-MFS Value                                       44      134       225      456
Phoenix-Oakhurst Growth and Income                      28       86       146      309
Phoenix-Oakhurst Strategic Allocation                   26       79       135      288
Phoenix-Sanford Bernstein Global Value                  46      140       234      472
Phoenix-Sanford Bernstein Mid-Cap Value                 34      104       176      366
Phoenix-Sanford Bernstein Small-Cap Value               42      126       212      434
Phoenix-Seneca Mid-Cap Growth                           30       91       154      325
Phoenix-Seneca Strategic Theme                          28       87       147      312
Phoenix-State Street Research Small-Cap Growth          34      104       N/A      N/A
Phoenix-Van Kampen Focus Equity                         50      150       250      501
AIM V.I. Capital Appreciation Fund                      27       83       142      301
AIM V.I. Premier Equity Fund                            27       83       142      301
Alger American Leveraged AllCap Portfolio               28       85       145      308
Federated Fund for U.S. Government Securities II        26       80       137      290
Federated High Income Bond Fund II                      26       81       138      292
VIP Contrafund(R) Portfolio                             26       81       139      294
VIP Growth Opportunities Portfolio                      27       81       139      295
VIP Growth Portfolio                                    26       81       139      294
Mutual Shares Securities Fund                           29       89       151      319
Templeton Developing Markets Securities Fund            37      112       189      391
Templeton Foreign Securities Fund                       30       92       157      331
Templeton Global Asset Allocation Fund                  29       89       152      321
Templeton Growth Securities Fund                        30       91       154      325
Scudder VIT EAFE(R) Equity Index Fund                   27       82       140      297
Scudder VIT Equity 500 Index Fund                       22       67       115      247
Technology Portfolio                                    32       97       164      345
Wanger Foreign Forty                                    33      101       171      358
Wanger International Small Cap                          33      100       170      356
Wanger Twenty                                           32       97       165      347
Wanger U.S. Smaller Companies                           29       87       149      315


CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. Please refer to "GIA" for a detailed discussion of the GIA.

    You also select a benefit option which is suitable in meeting your financial objectives. Each benefit option differs in the amount of mortality and expense risk charge, in how the death benefit is calculated and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

    For more information, see "Purchase of Contracts."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts and the GIA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in "GIA" and in "The Accumulation Period--Transfers."

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
    The death benefit is calculated differently under each benefit option and the amount varies based on the Option selected.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] No deductions are made from payments unless you elect the Enhanced
          Option 1 Rider.

[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charges are taken upon the death of the annuitant or owner before the maturity date.

[diamond] A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, up to the maximum of total premium, based on the date the payments are deposited:

---------------------------------------------------------------
Percent                7%   7%   6%   6%   5%   4%   3%   0%
---------------------------------------------------------------
Age of Payment in      0    1    2    3    4    5    6    7+
Complete Years
---------------------------------------------------------------

          o The total deferred surrender charges on a contract will never exceed 9% of total premium payments.

[diamond] Administrative Charge--maximum of $35 each year.

[diamond] Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The charge for the Enhanced Option 1 Rider is .05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits" for complete details.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--varies based on the benefit option selected. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--0.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the contact value upon annuitization.

          o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."

[diamond] Administrative Fee--maximum of $35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

BENEFIT OPTIONS
[diamond] The contract offers two benefit options. You select the benefit option that best meets your financial needs.

    Each benefit option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount). Please refer to the Benefit Options Table on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

LAPSE
    If on any valuation date the total contract value equals zero or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

BENEFIT OPTIONS TABLE

----------------------------------------------------------------------------------------------------------------------------------
                               OPTION 1                         OPTIONAL BENEFITS                OPTION 2
----------------------------------------------------------------------------------------------------------------------------------
COMPONENT                      RETURN OF                        ENHANCED                         ANNUAL
                               PREMIUM                          OPTION 1 RIDER                   STEP-UP
----------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk
Fee(1)                         .775%                            N/A                              1.125%
----------------------------------------------------------------------------------------------------------------------------------
Rider Charge                   N/A                              .05%                             N/A
----------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal Amount         CONTRACT YEAR 1:                 CONTRACT YEAR 1:                 CONTRACT YEAR 1:
                               10% of the contract value as of  10% of the contract value as of  10% of the contract value as of
                               the date of withdrawal           the date of withdrawal           the date of withdrawal

                               CONTRACT YEARS 2 AND GREATER:    CONTRACT YEARS 2 AND GREATER:    CONTRACT YEARS 2 AND GREATER:
                               10% of  the last contract        10% of  the last contract        10% of  the last contract
                               anniversary value                anniversary value PLUS any       anniversary value PLUS any
                                                                unused percentage from prior     unused percentage from prior
                                                                years may be carried forward to  years may be carried forward to the then current contract year,  the then current contract year,
                                                                up to a maximum of 30% of your   up to a maximum of 30% of your
                                                                contract value as of the last    contract value as of the last
                                                                contract anniversary             contract anniversary
----------------------------------------------------------------------------------------------------------------------------------
Death Benefit2 on the date of  THE GREATER OF:                  THE GREATEST OF:                 THE GREATEST OF:
death of the annuitant who     1.  the sum of 100% of premium   1. the sum of 100% of premium    1.  the sum of 100% of premium
has not yet attained age 80       payments less adjusted           payments less adjusted           payments less adjusted
                                  partial withdrawals on the       partial withdrawals on the       partial withdrawals on the
                                  claim date; or                   claim date; or                   claim date; or
                               2. the contract value on the     2. the contract value on the     2.  the contract value on the
                                  claim date                       claim date; or                   claim date; or
                                                                3. the 7 year Step-up Amount on  3. the Annual Step-up Amount on
                                                                   the claim date                   the claim date
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on the        THE GREATER OF:                  THE GREATER OF:                  THE GREATER OF:
date of death of the           1. the sum of 100% of premium    1. the death benefit in effect   1. the death benefit in effect
annuitant who has attained        payments less adjusted           at the end of the last           at the end of the
age 80                            partial withdrawals on the       7-year period prior to the       immediately preceding
                                  claim date; or                   annuitant turning age 80,        contract year prior to the
                               2.  the contract value on           plus the sum of 100% of          annuitant turning age 80,
                                  the claim date                   premium payments less            plus the sum of 100% of
                                                                   adjusted partial withdrawals     premium payments less
                                                                   made since the contract year     adjusted partial withdrawals
                                                                   that the annuitant reached       made since the contract year
                                                                   Age 80; or                       that the annuitant reached
                                                                2. the contract value on the        Age 80; or
                                                                   claim date                    2. the contract value on the
                                                                                                    claim date
----------------------------------------------------------------------------------------------------------------------------------

(1) See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.
(2) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling at Annuity Operations Division ("AOD") at 800/541-0171.

    There are two different financial highlight tables in this prospectus. Please be sure you refer to the appropriate table for your contract. Please see Appendix C.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts and the GIA.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see "GIA".

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

     The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
     PHOENIX-ABERDEEN INTERNATIONAL SERIES: The series seeks a high total return consistent with reasonable risk.

     PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

     PHOENIX-AIM MID CAP EQUITY SERIES: The series seeks long-term growth of capital.

     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The series seeks long-term capital growth.

     PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) (the "DJIA(SM)") before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) (the "Index") before fund expenses.


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The series seeks capital appreciation and income with approximately equal emphasis.


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The series seeks to achieve intermediate and long-term growth of capital appreciation with income as a secondary consideration.


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital.

     PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The series seeks to maximize total return. As of February 16, 2001, this series is closed to new investors. Existing investors may continue to allocate payments to this series or to any other series offered.

     PHOENIX-GOODWIN MONEY MARKET SERIES: The series seeks to provide maximum current income consistent with capital preservation and liquidity.

     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.


     PHOENIX-HOLLISTER VALUE EQUITY SERIES: The series seeks long-term capital appreciation with current income as a secondary consideration.


     PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization within the market sectors found in the S&P 500.

     PHOENIX-JANUS FLEXIBLE INCOME SERIES: The series seeks to obtain maximum total return, consistent with preservation of capital.

     PHOENIX-JANUS GROWTH SERIES: The series seeks long-term growth of capital in a manner consistent with the preservation of capital.


     PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high total return.

     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

     PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

     PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

     PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The series seeks dividend growth, current income and capital appreciation.


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The series seeks high total return over an extended period of time consistent with prudent investment risk.


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: The series seeks long-term capital growth through investment in equity securities of foreign and U.S. companies.


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The series seeks long-term capital appreciation with current income as the secondary consideration.


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be undervalued with current income as a secondary consideration.

     PHOENIX-SENECA MID-CAP GROWTH SERIES: The series seeks capital appreciation.


     PHOENIX-SENECA STRATEGIC THEME SERIES: The series seeks long-term capital appreciation.

     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.


     PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES: The series seeks capital appreciation by investing primarily in equity securities.

AIM VARIABLE INSURANCE FUNDS
     AIM V.I. CAPITAL APPRECIATION FUND: The fund seeks growth of capital.

     AIM V.I. PREMIER EQUITY FUND: The fund seeks to achieve long-term growth of capital with income as a secondary consideration.


THE ALGER AMERICAN FUND
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The portfolio seeks long-term capital appreciation.

FEDERATED INSURANCE SERIES
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The fund seeks current income.

     FEDERATED HIGH INCOME BOND FUND II: The fund seeks high current income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     VIP CONTRAFUND(R) PORTFOLIO: The portfolio seeks long-term capital appreciation.

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The portfolio seeks to provide capital growth.

     VIP GROWTH PORTFOLIO: The portfolio seeks to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     MUTUAL SHARES SECURITIES FUND: The fund seeks capital appreciation with income as a secondary objective.

     TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The fund seeks long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

     TEMPLETON FOREIGN SECURITIES FUND: The fund seeks long-term capital growth.

     TEMPLETON GLOBAL ASSET ALLOCATION FUND: The fund seeks a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

     TEMPLETON GROWTH SECURITIES FUND: The fund seeks long-term capital growth.

SCUDDER VIT FUNDS
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index").

     SCUDDER VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     TECHNOLOGY PORTFOLIO: The portfolio seeks long-term capital appreciation.

WANGER ADVISORS TRUST
     WANGER FOREIGN FORTY: The fund seeks long-term capital growth.

     WANGER INTERNATIONAL SMALL CAP: The fund seeks long-term capital growth.

     WANGER TWENTY: The fund seeks long-term capital growth.

     WANGER U.S. SMALLER COMPANIES: The fund seeks long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material irreconcilable conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) an action by any state insurance regulatory authority; (2) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (3) an administrative or judicial decision in any relevant proceeding; (4) the manner in which the investments of any Portfolios are being managed; (5) a difference in voting instructions given by variable life insurance Policyowners, life owners, variable annuity contract owners, annuity owners or any future owners; or (6) a decision by Phoenix to disregard the voting instructions of contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS

    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International Series
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series
Phoenix-Goodwin Money Market Series
Phoenix-Goodwin Multi-Sector Fixed Income Series
Phoenix-Hollister Value Equity Series

Phoenix-Kayne Large-Cap Core Series
Phoenix-Kayne Small-Cap Quality Value Series

Phoenix-Oakhurst Growth and Income Series
Phoenix-Oakhurst Strategic Allocation Series
Phoenix-Seneca Mid-Cap Growth Series
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------


------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Aberdeen Fund Managers, Inc.
o    Phoenix-Aberdeen International Series
Roger Engemann & Associates, Inc. ("Engemann")
o    Phoenix-Engemann Capital Growth Series
o    Phoenix-Engemann Small & Mid-Cap Growth Series

Kayne Anderson Rudnick Investment Management, LLC
o    Phoenix-Kayne Large-Cap Core Series
o    Phoenix-Kayne Small-Cap Quality Value Series

Seneca Capital Management, LLC ("Seneca")
o    Phoenix-Seneca Mid-Cap Growth Series
o    Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------


------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series
Phoenix-Alliance/Bernstein Growth + Value Series
Phoenix-Deutsche Dow 30 Series
Phoenix-Deutsche Nasdaq-100 Index(R) Series
Phoenix-Federated U.S. Government Bond Series
Phoenix-J.P. Morgan Research Enhanced Index Series
Phoenix-Janus Flexible Income Series
Phoenix-Janus Growth Series

Phoenix-Lazard International Equity Select Series
Phoenix-Lazard Small-Cap Value Series
Phoenix-Lazard U.S. Multi-Cap Series
Phoenix-Lord Abbett Bond-Debenture Series
Phoenix-Lord Abbett Large-Cap Value Series
Phoenix-Lord Abbett Mid-Cap Value Series

Phoenix-MFS Investors Growth Stock Series
Phoenix-MFS Investors Trust Series
Phoenix-MFS Value Series
Phoenix-Sanford Bernstein Global Value Series
Phoenix-Sanford Bernstein Mid-Cap Value Series
Phoenix-Sanford Bernstein Small-Cap Value Series

Phoenix-State Street Research Small-Cap Growth Series

Phoenix-Van Kampen Focus Equity Series
------------------------------------------------------------------


------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.
o    Phoenix-AIM Mid-Cap Equity Series
Alliance Capital Management, L.P.
o    Phoenix-Alliance/Bernstein Growth + Value Series
o    Phoenix-Sanford Bernstein Global Value Series
o    Phoenix-Sanford Bernstein Mid-Cap Value Series
o    Phoenix-Sanford Bernstein Small-Cap Value Series
Deutsche Asset Management
o    Phoenix-Deutsche Dow 30 Series
o    Phoenix-Deutsche Nasdaq-100 Index(R) Series
Federated Investment Management Company
o    Phoenix-Federated U.S. Government Bond Series
J.P. Morgan Investment Management, Inc.
o    Phoenix-J.P. Morgan Research Enhanced Index Series

Janus Capital Management LLC
o    Phoenix-Janus Flexible Income Series
o    Phoenix-Janus Growth Series
Lazard Asset Management
o    Phoenix-Lazard International Equity Select Series
o    Phoenix-Lazard Small-Cap Value Series
o    Phoenix-Lazard U.S. Multi-Cap Series
Lord, Abbett & Co. LLC
o    Phoenix-Lord Abbett Bond-Debenture Series
o    Phoenix-Lord Abbett Large-Cap Value Series
o    Phoenix-Lord Abbett Mid-Cap Value Series

MFS Investment Management
o    Phoenix-MFS Investors Growth Stock Series
o    Phoenix-MFS Investors Trust Series
o    Phoenix-MFS Value Series

Morgan Stanley Investment Management Inc.
o    Phoenix-Van Kampen Focus Equity Series
State Street Research & Management Company
o   Phoenix-State Street Research Small-Cap Growth Series

------------------------------------------------------------------


------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------


------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series
------------------------------------------------------------------


-----------------------------------------------------------------
PAIA SUBADVISORS
-----------------------------------------------------------------
PIC
Aberdeen Fund Managers, Inc.
o   Phoenix-Aberdeen New Asia Series
-----------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------

AIM Advisors, Inc.
o   AIM V.I. Capital Appreciation Fund
o   AIM V.I. Premier Equity Fund
Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio
Deutsche Asset Management
o    Scudder VIT EAFE(R) Equity Index Fund
o    Scudder VIT Equity 500 Index Fund
Federated Investment Management Company
o    Federated Fund for U.S. Government Securities II
o    Federated High Income Bond Fund II
Fidelity Management and Research Company
o    VIP Contrafund(R) Portfolio
o    VIP Growth Opportunities Portfolio
o    VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o    Mutual Shares Securities Fund
Morgan Stanley Investment Management Inc.
o    Technology Portfolio
Templeton Asset Management, Ltd.
o    Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o    Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o    Templeton Foreign Securities Fund
o    Templeton Global Asset Allocation Fund
Wanger Asset Management, L.P.
o    Wanger Foreign Forty
o    Wanger International Small Cap
o    Wanger Twenty
o    Wanger U.S. Smaller Companies
------------------------------------------------------------------

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25
          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

[diamond] Qualified plans--$1,000 annually
          o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse Phoenix only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see "GIA" to this prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under annuity option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the benefit option you select as follows:

[diamond] OPTION 1

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value


[diamond] ENHANCED OPTION 1 RIDER

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

This rider is available at an annual cost of .05%.

This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] OPTION 2

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, up to the maximum of total premium, is as follows:

-------------------------------------------------------------
Percent              7%   7%   6%   6%   5%   4%   3%   0%
-------------------------------------------------------------
Age of Payment in    0    1    2    3    4    5    6    7+
Complete Years
-------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the benefit option you selected. The charge under each benefit option is equal, on an annual basis to the following percentages:

-------------------------------------------------------------
      OPTION 1 - RETURN             OPTION 2 - ANNUAL
          OF PREMIUM                     STEP-UP
-------------------------------------------------------------
            0.775%                        1.125%
-------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract

    No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE
    We make a daily deduction from the Account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the administrative charge described below. (This fee is not deducted from the GIA.)

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts and the GIA in which you have an interest. Any portion of the Administrative Charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts and the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts and the GIA does not automatically change the payment allocation schedule of your contract.

    You may request transfers and changes in payment allocations among available subaccounts and GIA by writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, MA 02266-8027.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in the "GIA".

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify AOD at 800/541-0171 or in writing to AOD to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect. There is no cost to participate in this program.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA. There is no cost to participate in this program.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

ENHANCED OPTION 1 RIDER
    Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

    2. 7-YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS THE GREATEST OF:

        a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

        b.  the contract value on the claim date; or

        c.  the 7-year Step-up  amount on the claim date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO THE GREATER OF:

        a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

        b.  the contract value on the claim date.

    There is a charge of .05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

NURSING HOME WAIVER
    After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE
    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;
2.  the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under annuity options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options)

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT
[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

[diamond] OPTION 1--RETURN OF PREMIUM
          The greater of:

          a) 100% of payments, less adjusted partial withdrawals; or

          b) the contract value on the claim date.

[diamond] OPTION 2--ANNUAL STEP-UP
          The greater of:

          a) 100% of payments, less adjusted partial withdrawals; or

          b) the contract value on the claim date; and

          c) the Annual Step-up Amount on the claim date.

[diamond] ENHANCED OPTION 1 RIDER
          Before the annuitant's 80th birthday, if the enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

    The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

          2. the contract value on the claim date; or

          3. the 7-year step-up amount on the claim date.

             This rider is available at an annual cost of .05%.

             This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

PAYMENT AMOUNT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond] OPTION 1--RETURN OF PREMIUM
          The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or

          2. the contract value on the claim date.

[diamond] ENHANCED OPTION 1 RIDER
          After the annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

          2. the contract value on the claim date.

             This rider is be available at an annual cost of .05%.

             This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] OPTION 2--ANNUAL STEP-UP
          The greater of:

          1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

          2. the contract value on the claim date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

          Upon the death of an Owner who is not the annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          o 100% of payments, less withdrawals; and
          o the contract value on the claim date.

          BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

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

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under annuity options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under variable payment annuity options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years. OPTION B--NON-REFUND LIFE ANNUITY Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as

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

defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

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

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the appropriate fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE

    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the

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

investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the U.S. Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under Qualified Plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the annuity option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of a qualified plan, or where the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan contracts from application of the diversification rules, all investments of the Phoenix

Qualified Plan contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TAXATION ON ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether death benefit options such as those available under the contract comply with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain enhanced death benefits may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of purchase price (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of purchase price (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. contract owners should consult their employers to determine whether the employer has complied with these rules. contract owner loans are not allowed under the contracts.


    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Account or the GIA in accordance with the participant's most recent premium allocation on file with us.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a Qualified Plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the Qualified Plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix.

WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

o   Underwriter
o   Performance History
o   Calculation of Yield and Return
o   Calculation of Annuity Payments
o   Experts
o   Separate Account Financial Statements
o   Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                       PURCHASE(1)      ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                       ---------        -------------        -------------      ---------

California ..........................................                             X                   2.35%             0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota (2).....................................           X                                     1.25

West Virginia........................................                             X                   1.00              1.00

Wyoming..............................................           X                                     1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%             1.00%



NOTE: The above premium tax deduction rates are as of January 1, 2002. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."




















____________________

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.

(2) The tax deduction rate in South Dakota on annuity considerations exceeding $500,000 per contract is .8%.

APPENDIX B
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT (VA ACCOUNT): Phoenix Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N.

BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before maturity date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SERIES: A separate investment portfolio of a fund.

SEVEN YEAR STEP-UP AMOUNT (7-YEAR STEP-UP AMOUNT): In the first 7 contract years, the 7-year Step-up Amount equals 100% of purchase payments less adjusted partial withdrawals. In any subsequent 7-year period, the 7-year Step-up Amount is the amount that would have been paid on the prior 7th contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior 7th contract anniversary.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operations division of Phoenix that receives and processes incoming mail for Variable Annuity Operations.

APPENDIX C-1
FINANCIAL HIGHLIGHTS FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
--------------------------------------------------------------------------------

     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling AOD at 800/541-0171 or by writing to:

                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------
PHOENIX-ABERDEEN INTERNATIONAL
===================================================================== ===================== ===================== ==================
         From 1/30/01* to 12/31/01                                           $1.000                $0.752                 238

PHOENIX-ABERDEEN NEW ASIA
===================================================================== ===================== ===================== ==================
         From 12/4/01* to 12/31/01                                           $1.000                $1.024                  3

PHOENIX-AIM MID-CAP EQUITY
===================================================================== ===================== ===================== ==================


PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
===================================================================== ===================== ===================== ==================


PHOENIX-DEUTSCHE DOW 30
===================================================================== ===================== ===================== ==================
         From 5/2/01* to 12/31/01                                            $1.000                $0.922                 191

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
===================================================================== ===================== ===================== ==================
         From 3/14/01* to 12/31/01                                           $1.000                $1.028                 47

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================== ===================== ===================== ==================
         From 3/27/01* to 12/31/01                                           $1.000                $1.015                 91

PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================== ===================== ===================== ==================
         From 1/30/01 to 12/31/01                                            $1.000                $0.631                 585

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
===================================================================== ===================== ===================== ==================
         From 1/30/01* to 12/31/01                                           $1.000                $0.690                 55

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
===================================================================== ===================== ===================== ==================


PHOENIX-GOODWIN MONEY MARKET
===================================================================== ===================== ===================== ==================
         From 3/20/01* to 12/31/01                                           $1.000                $1.019                 356

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================== ===================== ===================== ==================
         From 4/2/01* to 12/31/01                                            $1.000                $1.023                 175

PHOENIX-HOLLISTER VALUE EQUITY
===================================================================== ===================== ===================== ==================
         From 3/9/01* to 12/31/01                                            $1.000                $0.841                 758

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
===================================================================== ===================== ===================== ==================
         From 3/14/01*/ to 12/31/01                                          $1.000                $1.004                  96

PHOENIX-JANUS FLEXIBLE INCOME
===================================================================== ===================== ===================== ==================
         From 2/2/01* to 12/31/01                                            $1.000                $1.043                 369

PHOENIX-JANUS GROWTH
===================================================================== ===================== ===================== ==================
         From 6/5/01* to 12/31/01                                            $1.000                $0.808                 248


*Date subaccount began operations

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------
PHOENIX-MFS INVESTORS GROWTH STOCK
===================================================================== ===================== ===================== ==================
         From 12/31/01* to 12/31/01                                          $1.000                $1.067                  1

PHOENIX-MFS INVESTORS TRUST
===================================================================== ===================== ===================== ==================


PHOENIX-MFS VALUE
===================================================================== ===================== ===================== ==================


PHOENIX-OAKHURST GROWTH AND INCOME
===================================================================== ===================== ===================== ==================
         From 1/30/01* to 12/31/01                                           $1.000                $0.8778                143

PHOENIX-OAKHURST STRATEGIC ALLOCATION
===================================================================== ===================== ===================== ==================
         From 3/30/01* to 12/31/01                                           $1.000                $1.061                 328

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
===================================================================== ===================== ===================== ==================
         From 4/11/01* to 12/31/01                                           $1.000                $0.970                  32

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================== ===================== ===================== ==================
         From 3/14/01* to 12/31/01                                           $1.000                $1.252                  78

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================== ===================== ===================== ==================
         From 4/11/01* to 12/31/01                                           $1.000                $1.139                  61

PHOENIX-SENECA MID-CAP GROWTH
===================================================================== ===================== ===================== ==================
         From 3/27/01* to 12/31/01                                           $1.000                $0.894                 363

PHOENIX-SENECA STRATEGIC THEME
===================================================================== ===================== ===================== ==================
         From 1/30/01* to 12/31/01                                           $1.000                 $0683                 394

PHOENIX-VAN KAMPEN FOCUS EQUITY (FORMERLY, PHOENIX-MORGAN STANLEY FOCUS EQUITY)
====================================================================================================================================
         From 3/9/01* to 12/31/01                                            $1.000                $0.918                  37

AIM V.I. CAPITAL APPRECIATION FUND
===================================================================== ===================== ===================== ==================
         From 7/9/01* to 12/31/01                                            $1.000                $0.927                  9

AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)
===================================================================== ===================== ===================== ==================
         From 7/23/01* to 12/31/01                                           $1.000                $0.940                 96

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 2/2/01* to 12/31/01                                            $1.000                $0.819                 269

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================== ===================== ===================== ==================
         From 3/19/01* to 12/31/01                                           $1.000                $1.035                 571

FEDERATED HIGH INCOME BOND FUND II
===================================================================== ===================== ===================== ==================
         From 4/11/01* to 12/31/01                                           $1.000                $0.991                  80

VIP CONTRAFUND PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 3/9/01* to 12/31/01                                            $1.000                $0.936                  78

VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 2/2/01* to 12/31/01                                            $1.000                $0.841                  29

VIP GROWTH PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 3/9/01* to 12/31/01                                            $1.000                $0.889                  87

MUTUAL SHARES SECURITIES FUND
===================================================================== ===================== ===================== ==================
         From 5/1/01* to 12/31/01                                            $1.000                $ 0.991                120



*Date subaccount began operations

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
===================================================================== ===================== ===================== ==================
         From 3/5/01* to 12/31/01                                            $1.000                $0.973                 104

TEMPLETON FOREIGN SECURITIES  FUND (FORMERLY, TEMPLETON INTERNATIONAL SECURITIES FUND)
===================================================================== ===================== ===================== ==================
         From 3/27/01* to 12/31/01                                           $1.000                $0.938                 98

TEMPLETON GLOBAL ASSET ALLOCATION FUND (FORMERLY, TEMPLETON ASSET STRATEGY FUND)
====================================================================================================================================
         From 3/5/01* to 12/31/01                                            $1.000                $0.908                  82

TEMPLETON GROWTH SECURITIES FUND
===================================================================== ===================== ===================== ==================
         From 4/16/01* to 12/31/01                                           $1.000                $1.015                  38

SCUDDER VIT EAFE(R) EQUITY INDEX FUND  (FORMERLY, DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND)
====================================================================================================================================
         From 11/19/01* to 12/31/01                                          $1.000                $0.891                  18

SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY, DEUTSCHE VIT EQUITY 500 INDEX FUND)
===================================================================== ===================== ===================== ==================


TECHNOLOGY PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 2/2/01* to 12/31/01                                            $1.000                $0.479                 117

WANGER FOREIGN FORTY
===================================================================== ===================== ===================== ==================
         From 4/12/01* to 12/31/01                                           $1.000                $0.899                 20

WANGER INTERNATIONAL SMALL CAP
===================================================================== ===================== ===================== ==================
         From 1/30/01* to 12/31/01                                           $1.000                $0.763                 213

WANGER TWENTY
===================================================================== ===================== ===================== ==================
         From 3/27/01* to 12/31/01                                           $1.000                $1.157                 12

WANGER U.S. SMALLER COMPANIES (FORMERLY, WANGER U.S. SMALL CAP)
===================================================================== ===================== ===================== ==================
         From 1/30/01* to 12/31/01                                           $1.000                $1.084                 212





*Date subaccount began operations

APPENDIX C-2
FINANCIAL HIGHLIGHTS FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
--------------------------------------------------------------------------------

     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling AOD at 800/541-0171 or by writing to:

                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------
PHOENIX-ABERDEEN INTERNATIONAL
===================================================================== ===================== ===================== ==================
         From 3/5/01* to 12/31/01                                            $1.000                $0.809                 180

PHOENIX-ABERDEEN NEW ASIA
===================================================================== ===================== ===================== ==================
         From 6/25/01* to 12/31/01                                           $1.000                $1.022                 24

PHOENIX-AIM MID-CAP EQUITY
===================================================================== ===================== ===================== ==================


PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
===================================================================== ===================== ===================== ==================


PHOENIX-DEUTSCHE DOW 30
===================================================================== ===================== ===================== ==================
         From 2/15/01* to 12/31/01                                           $1.000                $0.927                 99

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
===================================================================== ===================== ===================== ==================
         From 3/28/01* to 12/31/01                                           $1.000                $0.896                 151

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================== ===================== ===================== ==================
         From 5/2/01* to 12/31/01                                            $1.000                $1.081                 110

PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================== ===================== ===================== ==================
         From 2/13/01* to 12/31/01                                           $1.000                $0.700                1,157

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
===================================================================== ===================== ===================== ==================
         From 2/1/01* to 12/31/01                                            $1.000                $0.683                 270

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
===================================================================== ===================== ===================== ==================


PHOENIX-GOODWIN MONEY MARKET
===================================================================== ===================== ===================== ==================
         From 3/19/01* to 12/31/01                                           $1.000                $1.014                1,090

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================== ===================== ===================== ==================
         From 3/5/01* to 12/31/01                                            $1.000                $1.006                 230

PHOENIX-HOLLISTER VALUE EQUITY
===================================================================== ===================== ===================== ==================
         From 1/31/01* to 12/31/01                                           $1.000                $0.842                 399

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
===================================================================== ===================== ===================== ==================
         From 2/1/01* to 12/31/01                                            $1.000                $0.833                  61

PHOENIX-JANUS FLEXIBLE INCOME
===================================================================== ===================== ===================== ==================
         From 5/14/01* to 12/31/01                                           $1.000                $1.046                  48

PHOENIX-JANUS GROWTH
===================================================================== ===================== ===================== ==================
         From 3/23/01* to 12/31/01                                           $1.000                $0.926                 207



*Date subaccount began operations

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------
PHOENIX-MFS INVESTORS GROWTH STOCK
===================================================================== ===================== ===================== ==================


PHOENIX-MFS INVESTORS TRUST
===================================================================== ===================== ===================== ==================


PHOENIX-MFS VALUE
===================================================================== ===================== ===================== ==================


PHOENIX-OAKHURST GROWTH AND INCOME
===================================================================== ===================== ===================== ==================
         From 2/15/01* to 12/31/01                                           $1.000                $0.900                 460

PHOENIX-OAKHURST STRATEGIC ALLOCATION
===================================================================== ===================== ===================== ==================
         From 3/28/01* to 12/31/01                                           $1.000                $1.0458                446

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
===================================================================== ===================== ===================== ==================
         From 4/4/01* to 12/31/01                                            $1.000                $1.009                  67

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================== ===================== ===================== ==================
         From 2/1/01* to 12/31/01                                            $1.000                $1.177                 315

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================== ===================== ===================== ==================
         From 4/1/01* to 12/31/01                                            $1.000                $1.170                 238

PHOENIX-SENECA MID-CAP GROWTH
===================================================================== ===================== ===================== ==================
         From 2/27/01* to 12/31/01                                           $1.000                $0.725                 507

PHOENIX-SENECA STRATEGIC THEME
===================================================================== ===================== ===================== ==================
         From 2/13/01* to 12/31/01                                           $1.000                $0.875                  36

PHOENIX-VAN KAMPEN FOCUS EQUITY (FORMERLY, PHOENIX-MORGAN STANLEY FOCUS EQUITY)
====================================================================================================================================


AIM V.I. CAPITAL APPRECIATION FUND
===================================================================== ===================== ===================== ==================
         From 5/30/01* to 12/31/01                                           $1.000                $0.939                 58

AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)
===================================================================== ===================== ===================== ==================
         From 7/23/01* to 12/31/01                                           $1.000                $0.919                 73

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 2/22/01* to 12/31/01                                           $1.000                $0.889                  12

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================== ===================== ===================== ==================
         From 3/2/01* to 12/31/01                                            $1.000                $1.037                 233

FEDERATED HIGH INCOME BOND FUND II
===================================================================== ===================== ===================== ==================
         From 4/4/01* to 12/31/01                                            $1.000                $0.976                  67

VIP CONTRAFUND PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 2/27/01* to 12/31/01                                           $1.000                $0.937                  83

VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 3/9/01* to 12/31/01                                            $1.000                $0.916                  39

VIP GROWTH PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 2/1/01* to 12/31/01                                            $1.000                $0.7891                 44

MUTUAL SHARES SECURITIES FUND
===================================================================== ===================== ===================== ==================
         From 4/20/01* to 12/31/01                                           $1.000                $0.997                  30




*Date subaccount began operations

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
===================================================================== ===================== ===================== ==================
         From 5/2/01* to 12/31/01                                            $1.000                $0.944                  14

TEMPLETON FOREIGN SECURITIES  FUND (FORMERLY, TEMPLETON INTERNATIONAL SECURITIES FUND)
====================================================================================================================================
         From 3/2/01* to 12/31/01                                            $1.000                $0.850                 71

TEMPLETON GLOBAL ASSET ALLOCATION FUND (FORMERLY, TEMPLETON ASSET STRATEGY FUND)
====================================================================================================================================
         From 11/2/01* to 12/31/01                                           $1.000                $0.676                  8

TEMPLETON GROWTH SECURITIES FUND
===================================================================== ===================== ===================== ==================
         From 2/22/01* to 12/31/01                                           $1.000                $0.983                  33

SCUDDER VIT EAFE(R) EQUITY INDEX FUND  (FORMERLY, DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND)
====================================================================================================================================


SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY, DEUTSCHE VIT EQUITY 500 INDEX FUND)
===================================================================== ===================== ===================== ==================


TECHNOLOGY PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 3/2/01* to 12/31/01                                            $1.000                $0.676                 172

WANGER FOREIGN FORTY
===================================================================== ===================== ===================== ==================
         From 3/26/01* to 12/31/01                                           $1.000                $0.902                 65

WANGER INTERNATIONAL SMALL CAP
===================================================================== ===================== ===================== ==================
         From 2/22/01* to 12/31/01                                           $1.000                $0.787                 145

WANGER TWENTY
===================================================================== ===================== ===================== ==================
         From 4/25/01* to 12/31/01                                           $1.000                $1.138                 11

WANGER U.S. SMALLER COMPANIES (FORMERLY, WANGER U.S. SMALL CAP)
====================================================================================================================================
         From 2/22/01* to 12/31/01                                           $1.000                $1.098                 264

*Date subaccount began operations

                                                                     [VERSION D]
                            PHOENIX SPECTRUM EDGE(SM)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                        AUGUST 9, 2002

    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond] Phoenix-Aberdeen International Series
   [diamond] Phoenix-Aberdeen New Asia Series
   [diamond] Phoenix-AIM Mid-Cap Equity Series
   [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Deutsche Dow 30 Series
   [diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
   [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
   [diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Flexible Income Series
   [diamond] Phoenix-Janus Growth Series

   [diamond] Phoenix-Kayne Large-Cap Core Series
   [diamond] Phoenix-Kayne Small-Cap Quality Value Series
   [diamond] Phoenix-Lazard International Equity Select Series
   [diamond] Phoenix-Lazard Small-Cap Value Series
   [diamond] Phoenix-Lazard U.S. Multi-Cap Series
   [diamond] Phoenix-Lord Abbett Bond-Debenture Series
   [diamond] Phoenix-Lord Abbett Large-Cap Value Series
   [diamond] Phoenix-Lord Abbett Mid-Cap Value Series

   [diamond] Phoenix-MFS Investors Growth Stock Series [diamond] Phoenix-MFS Investors Trust Series
   [diamond] Phoenix-MFS Value Series
   [diamond] Phoenix-Oakhurst Growth and Income Series [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Seneca Strategic Theme Series

   [diamond] Phoenix-State Street Research Small-Cap Growth Series

   [diamond] Phoenix-Van Kampen Focus Equity Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
   [diamond] AIM V.I. Capital Appreciation Fund
   [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
   [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
   [diamond] VIP Contrafund(R) Portfolio
   [diamond] VIP Growth Opportunities Portfolio
   [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond] Mutual Shares Securities Fund
   [diamond] Templeton Foreign Securities Fund
   [diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
   [diamond] Scudder VIT EAFE(R) Equity Index Fund
   [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
   [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond] Wanger Foreign Forty
   [diamond] Wanger International Small Cap
   [diamond] Wanger Twenty
   [diamond] Wanger U.S. Smaller Companies

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated August 9, 2002, has been filed with the SEC and is available free of charge by contacting us at the address or phone number below.


A table of contents for the SAI appears on the last page of this prospectus.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                                                 PO Box 8027
                                                                 Boston, MA 02266-8027
                                                     [telephone] ANNUITY OPERATIONS DIVISION ("AOD")
                                                                 Tel. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3
   Annual Fund Expenses...................................    4
   Expense Examples.......................................    6

CONTRACT SUMMARY..........................................   11
FINANCIAL HIGHLIGHTS......................................   12
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHOENIX AND THE ACCOUNT ..................................   13
INVESTMENTS OF THE ACCOUNT................................   13
   Participating Investment Funds.........................   13
   Investment Advisors....................................   15
GIA.......................................................   16
PURCHASE OF CONTRACTS.....................................   17
DEDUCTIONS AND CHARGES....................................   17
   Deductions from the Separate Account...................   17
   Reduced Charges, Credits and Bonus Guaranteed
       Interest Rates.....................................   18
   Other Charges..........................................   18
THE ACCUMULATION PERIOD...................................   19
   Accumulation Units.....................................   19
   Accumulation Unit Values...............................   19
   Transfers .............................................   19
   Optional Programs and Benefits.........................   20
   Surrender of Contract; Partial Withdrawals.............   22
   Contract Termination...................................   22
   Payment Upon Death Before Maturity Date ...............   22
THE ANNUITY PERIOD........................................   24
   Annuity Payments.......................................   24
   Annuity Payment Options ...............................   25
   Other Options and Rates................................   27

   Other Conditions.......................................   27
   Payment Upon Death After Maturity......................   27
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   27
   Valuation Date.........................................   27
   Valuation Period.......................................   27
   Accumulation Unit Value................................   27
   Net Investment Factor..................................   27
MISCELLANEOUS PROVISIONS..................................   28
   Assignment.............................................   28
   Payment Deferral.......................................   28
   Free Look Period.......................................   28
   Amendments to Contracts................................   28
   Substitution of Fund Shares............................   28
   Ownership of the Contract..............................   28
FEDERAL INCOME TAXES......................................   28
   Introduction...........................................   28
   Income Tax Status......................................   29
   Taxation of Annuities in General--Nonqualified Plans...   29
   Additional Considerations..............................   30
   Diversification Standards .............................   31
   Taxation of Annuities in General--Qualified Plans......   32
   Seek Tax Advice........................................   35
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   35
STATE REGULATION..........................................   35
REPORTS...................................................   35
VOTING RIGHTS.............................................   35
LEGAL MATTERS.............................................   36
SAI  .....................................................   36
APPENDIX A--DEDUCTIONS FOR PREMIUM TAXES..................  A-1
APPENDIX B--GLOSSARY OF SPECIAL TERMS.....................  B-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES                                                                            ALL SUBACCOUNTS
                                                                                                               ---------------

Sales Charges Imposed on Purchases........................................................................           None

Deferred Surrender Charges (1)
                Complete Premium                                         Surrender Charge
                  Payment Years                                (as a percentage of amount withdrawn)
                  -------------                                -------------------------------------
                        0                                                       7%
                        1                                                       6%
                        2                                                       5%
                        3                                                       4%
                        4                                                       3%
                        5                                                       2%
                        6                                                       1%
                        7+                                                      0%

Subaccount Transfer Charge

    Current...............................................................................................           None
    Maximum...............................................................................................           $202



ANNUAL ADMINISTRATIVE CHARGE
Maximum...................................................................................................           $35

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE(3) as a percentage of
the guaranteed annuitization value).......................................................................           .40%

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

[diamond]  Death Benefit Option 1--Return of Premium

           Mortality and Expense Risk Fee..................................................................          .975%
           Daily Administrative Fee........................................................................          .125%

           Total Separate Account Annual Expenses..........................................................         1.10 %

[diamond]  Death Benefit Option 2--Annual Step-up

           Mortality and Expense Risk Fee..................................................................         1.125%
           Daily Administrative Fee........................................................................          .125%

           Total Separate Account Annual Expenses..........................................................         1.25 %
                                                                                                                    ------

[diamond]  Death Benefit Option 3--Relief Amount (currently available only with nonqualified plans and is subject to state approval)

           Mortality and Expense Risk Fee..................................................................         1.275%
           Daily Administrative Fee........................................................................          .125%

           Total Separate Account Annual Expenses    ......................................................         1.40 %






------------------
(1) A surrender charge is taken from the proceeds when a contract is fully surrendered or when partial amounts are withdrawn, if the premium payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."
(2) We reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year.

(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will only be deducted if the rider is elected.

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             OTHER                         OTHER
                                                                           OPERATING    TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT   RULE      EXPENSES     FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT   12b-1      BEFORE         BEFORE          AFTER           AFTER
                      SERIES                            FEE      FEES    REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International (6)                      0.75%      N/A        0.27%          1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                           1.00%      N/A        1.41%          2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3, 8)                       0.85%      N/A        2.28%          3.13%          0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)        0.85%      N/A        2.34%          3.19%          0.22%           1.07%
Phoenix-Deutsche Dow 30 (3, 7)                          0.35%      N/A        0.77%          1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (3, 7)             0.35%      N/A        2.00%          2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)     0.75%      N/A        0.41%          1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (3, 7)                  0.63%      N/A        0.09%          0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)          0.90%      N/A        1.23%          2.13%          0.25%           1.15%
Phoenix-Goodwin Money Market (3, 7)                     0.40%      N/A        0.20%          0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)        0.50%      N/A        0.21%          0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (3, 7)                   0.70%      N/A        0.30%          1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)      0.45%      N/A        0.25%          0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (3, 7)                    0.80%      N/A        0.71%          1.51%          0.15%           0.95%
Phoenix-Janus Growth (3, 7)                             0.85%      N/A        0.34%          1.19%          0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1, 9)                     0.70%      N/A        0.54%          1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 9)            0.90%      N/A        1.13%          2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 9)       0.90%      N/A        1.54%          2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 9)                   0.90%      N/A        1.16%          2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 9)                    0.80%      N/A        0.95%          1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 9)               0.75%      N/A        1.31%          2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 9)              0.75%      N/A        0.71%          1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 9)                0.85%      N/A        0.99%          1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 7, 8)            0.75%      N/A        2.99%          3.74%          0.22%           0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                   0.75%      N/A        3.34%          4.09%          0.22%           0.97%
Phoenix-MFS Value (3, 7, 8)                             0.75%      N/A        1.85%          2.60%          0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3, 7)                 0.70%      N/A        0.23%          0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)            0.58%      N/A        0.13%          0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)              0.90%      N/A        1.90%          2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)          1.05%      N/A        0.49%          1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)        1.05%      N/A        1.28%          2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                    0.80%      N/A        0.30%          1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 7)                   0.75%      N/A        0.21%          0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1, 9)   0.85%      N/A        0.70%          1.55%          0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                  0.85%      N/A        2.33%          3.18%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series' operating expenses are for the period ended June 30, 2002.
(9) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

 ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                         OTHER
                                                                         OPERATING     TOTAL ANNUAL    OPERATING     TOTAL ANNUAL
                                                  INVESTMENT   RULE      EXPENSES      FUND EXPENSES    EXPENSES     FUND EXPENSES
                                                  MANAGEMENT  12b-1       BEFORE          BEFORE         AFTER           AFTER
                     SERIES                           FEE     FEES (5) REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                         0.60%      N/A        0.25%           0.85%          0.25%          0.85%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%      N/A        0.07%           0.92%          0.07%          0.92%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                      0.58%     0.10%       0.10%           0.78%          0.10%           0.78%
VIP Growth Opportunities Portfolio (6)               0.58%     0.10%       0.11%           0.79%          0.11%           0.79%
VIP Growth Portfolio (6)                             0.58%     0.10%       0.10%           0.78%          0.10%           0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.19%           1.04%          0.19%          1.04%
Templeton Foreign Securities Fund (8)                0.69%     0.25%       0.22%           1.16%          0.22%          1.15%
Templeton Growth Securities Fund (10)                0.80%     0.25%       0.05%           1.10%          0.05%          1.10%

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)            0.45%      N/A        0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)                0.20%      N/A        0.11%           0.31%          0.10%          0.30%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%      N/A        0.51%           1.31%          0.35%          1.15%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.23%           1.43%          0.23%          1.43%
Wanger Twenty (1)                                    0.95%      N/A        0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                    0.95%      N/A        0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------


(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.

(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

    The purpose of the following tables is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 30, 2001, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Contract, Account and the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.

    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see "Deductions and Charges--Premium Tax" and Appendix A.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.

EXAMPLES FOR DEATH BENEFIT OPTION 1 CONTRACTS:

                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods, you    the end of one of these time period,
                                                     would pay:                               you would pay:
                                                     -------------------------------------    ------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Aberdeen International                         $ 91      $129     $171      $305        $ 91      $129     $144     $305
Phoenix-Aberdeen New Asia                               104       170      237       430         104       170      210      430
Phoenix-AIM Mid-Cap Equity                              111       190      270       487         111       190      243      487
Phoenix-Alliance/Bernstein Growth + Value               112       192      272       492         112       192      245      492
Phoenix-Deutsche Dow 30                                  92       132      176       315          92       132      149      315
Phoenix-Deutsche Nasdaq-100 Index(R)                    104       168      234       425         104       168      207      425
Phoenix-Duff & Phelps Real Estate Securities             92       134      178       319          92       134      151      319
Phoenix-Engemann Capital Growth                          88       120      156       276          88       120      129      276
Phoenix-Engemann Small & Mid-Cap Growth                 102       162      224       406         102       162      197      406
Phoenix-Goodwin Money Market                             86       117      150       264          86       117      123      264
Phoenix-Goodwin Multi-Sector Fixed Income                87       120      156       275          87       120      129      275
Phoenix-Hollister Value Equity                           90       129      170       303          90       129      143      303
Phoenix-J.P. Morgan Research Enhanced Index              87       120      155       274          87       120      128      274
Phoenix-Janus Flexible Income                            95       144      195       351          95       144      168      351
Phoenix-Janus Growth                                     92       134      179       321          92       134      152      321
Phoenix-Kayne Large-Cap Core                             93       136      N/A       N/A          93       136      N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                   101       159      N/A       N/A         101       159      N/A      N/A
Phoenix-Lazard International Equity Select              105       171      N/A       N/A         105       171      N/A      N/A
Phoenix-Lazard Small-Cap Value                          101       160      N/A       N/A         101       160      N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                            98       151      N/A       N/A          98       151      N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                      101       160      N/A       N/A         101       160      N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                      95       142      N/A       N/A          95       142      N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                        99       154      N/A       N/A          99       154      N/A      N/A
Phoenix-MFS Investors Growth Stock                      117       207      296       532         117       207      269      532
Phoenix-MFS Investors Trust                             121       217      311       557         121       217      284      557
Phoenix-MFS Value                                       106       175      246       445         106       175      219      445
Phoenix-Oakhurst Growth and Income                       90       127      167       296          90       127      140      296
Phoenix-Oakhurst Strategic Allocation                    87       120      156       275          87       120      129      275


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-Aberdeen International                         $28     $ 84      $144     $305
Phoenix-Aberdeen New Asia                               41      125       210      430
Phoenix-AIM Mid-Cap Equity                              48      145       243      487
Phoenix-Alliance/Bernstein Growth + Value               49      147       245      492
Phoenix-Deutsche Dow 30                                 29       87       149      315
Phoenix-Deutsche Nasdaq-100 Index(R)                    41      123       207      425
Phoenix-Duff & Phelps Real Estate Securities            29       89       151      319
Phoenix-Engemann Capital Growth                         25       75       129      276
Phoenix-Engemann Small & Mid-Cap Growth                 39      117       197      406
Phoenix-Goodwin Money Market                            23       72       123      264
Phoenix-Goodwin Multi-Sector Fixed Income               24       75       129      275
Phoenix-Hollister Value Equity                          27       84       143      303
Phoenix-J.P. Morgan Research Enhanced Index             24       75       128      274
Phoenix-Janus Flexible Income                           32       99       168      351
Phoenix-Janus Growth                                    29       89       152      321
Phoenix-Kayne Large-Cap Core                            30       91       N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                   38      114       N/A      N/A
Phoenix-Lazard International Equity Select              42      126       N/A      N/A
Phoenix-Lazard Small-Cap Value                          38      115       N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                           35      106       N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                      38      115       N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                     32       97       N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                       36      109       N/A      N/A
Phoenix-MFS Investors Growth Stock                      54      162       269      532
Phoenix-MFS Investors Trust                             58      172       284      557
Phoenix-MFS Value                                       43      130       219      445
Phoenix-Oakhurst Growth and Income                      27       82       140      296
Phoenix-Oakhurst Strategic Allocation                   24       75       129      275


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods, you    the end of one of these time period,
                                                     would pay:                               you would pay:
                                                     -------------------------------------    ------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Sanford Bernstein Global Value                 $108      $181     $255      $461        $108      $181     $228     $461
Phoenix-Sanford Bernstein Mid-Cap Value                  96       145      196       354          96       145      169      354
Phoenix-Sanford Bernstein Small-Cap Value               103       168      233       423         103       168      206      423
Phoenix-Seneca Mid-Cap Growth                            91       132      175       313          91       132      148      313
Phoenix-Seneca Strategic Theme                           90       128      168       299          90       128      141      299
Phoenix-State Street Research Small-Cap Growth           96       145      N/A       N/A          96       145      N/A      N/A
Phoenix-Van Kampen Focus Equity                         112       192      272       491         112       192      245      491
AIM V.I. Capital Appreciation Fund                       89       124      163       289          89       124      136      289
AIM V.I. Premier Equity Fund                             89       124      163       289          89       124      136      289
Alger American Leveraged AllCap Portfolio                90       126      166       295          90       126      139      295
Federated Fund for U.S. Government Securities II         88       121      157       278          88       121      130      278
Federated High Income Bond Fund II                       88       122      158       280          88       122      131      280
VIP Contrafund(R) Portfolio                              88       122      159       282          88       122      132      282
VIP Growth Opportunities Portfolio                       88       123      160       283          88       123      133      283
VIP Growth Portfolio                                     88       122      159       282          88       122      132      282
Mutual Shares Securities Fund                            91       130      172       307          91       130      145      307
Templeton Foreign Securities Fund                        92       134      178       319          92       134      151      319
Templeton Growth Securities Fund                         91       132      175       313          91       132      148      313
Scudder VIT EAFE(R) Equity Index Fund                    88       123      161       285          88       123      134      285
Scudder VIT Equity 500 Index Fund                        83       108      135       234          83       108      108      234
Technology Portfolio                                     93       138      185       333          93       138      158      333
Wanger Foreign Forty                                     95       142      192       346          95       142      165      346
Wanger International Small Cap                           95       142      191       344          95       142      164      344
Wanger Twenty                                            94       139      186       335          94       139      159      335
Wanger U.S. Smaller Companies                            90       129      169       302          90       129      142      302


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-Sanford Bernstein Global Value                 $45     $136      $228     $461
Phoenix-Sanford Bernstein Mid-Cap Value                 33      100       169      354
Phoenix-Sanford Bernstein Small-Cap Value               40      123       206      423
Phoenix-Seneca Mid-Cap Growth                           28       87       148      313
Phoenix-Seneca Strategic Theme                          27       83       141      299
Phoenix-State Street Research Small-Cap Growth          33      100       N/A      N/A
Phoenix-Van Kampen Focus Equity                         49      147       245      491
AIM V.I. Capital Appreciation Fund                      26       79       136      289
AIM V.I. Premier Equity Fund                            26       79       136      289
Alger American Leveraged AllCap Portfolio               27       81       139      295
Federated Fund for U.S. Government Securities II        25       76       130      278
Federated High Income Bond Fund II                      25       77       131      280
VIP Contrafund(R) Portfolio                             25       77       132      282
VIP Growth Opportunities Portfolio                      25       78       133      283
VIP Growth Portfolio                                    25       77       132      282
Mutual Shares Securities Fund                           28       85       145      307
Templeton Foreign Securities Fund                       29       89       151      319
Templeton Growth Securities Fund                        28       87       148      313
Scudder VIT EAFE(R) Equity Index Fund                   25       78       134      285
Scudder VIT Equity 500 Index Fund                       20       63       108      234
Technology Portfolio                                    30       93       158      333
Wanger Foreign Forty                                    32       97       165      346
Wanger International Small Cap                          32       97       164      344
Wanger Twenty                                           31       94       159      335
Wanger U.S. Smaller Companies                           27       84       142      302


EXAMPLES FOR DEATH BENEFIT OPTION 2 CONTRACTS:

                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods, you    the end of one of these time period,
                                                     would pay:                               you would pay:
                                                     -------------------------------------    ------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Aberdeen International                         $ 92      $134     $178      $319        $ 92      $134     $151     $319
Phoenix-Aberdeen New Asia                               106       174      244       442         106       174      217      442
Phoenix-AIM Mid-Cap Equity                              113       194      276       498         113       194      249      498
Phoenix-Alliance/Bernstein Growth + Value               113       196      279       503         113       196      252      503
Phoenix-Deutsche Dow 30                                  93       137      183       329          93       137      156      329
Phoenix-Deutsche Nasdaq-100 Index(R)                    105       173      241       437         105       173      214      437
Phoenix-Duff & Phelps Real Estate Securities             93       138      185       333          93       138      158      333
Phoenix-Engemann Capital Growth                          89       125      164       290          89       125      137      290
Phoenix-Engemann Small & Mid-Cap Growth                 103       166      231       419         103       166      204      419
Phoenix-Goodwin Money Market                             88       121      158       279          88       121      131      279
Phoenix-Goodwin Multi-Sector Fixed Income                89       125      163       290          89       125      136      290
Phoenix-Hollister Value Equity                           92       133      177       318          92       133      150      318
Phoenix-J.P. Morgan Research Enhanced Index              89       124      163       289          89       124      136      289
Phoenix-Janus Flexible Income                            97       148      202       365          97       148      175      365


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-Aberdeen International                         $29     $ 89      $151     $319
Phoenix-Aberdeen New Asia                               43      129       217      442
Phoenix-AIM Mid-Cap Equity                              50      149       249      498
Phoenix-Alliance/Bernstein Growth + Value               50      151       252      503
Phoenix-Deutsche Dow 30                                 30       92       156      329
Phoenix-Deutsche Nasdaq-100 Index(R)                    42      128       214      437
Phoenix-Duff & Phelps Real Estate Securities            30       93       158      333
Phoenix-Engemann Capital Growth                         26       80       137      290
Phoenix-Engemann Small & Mid-Cap Growth                 40      121       204      419
Phoenix-Goodwin Money Market                            25       76       131      279
Phoenix-Goodwin Multi-Sector Fixed Income               26       80       136      290
Phoenix-Hollister Value Equity                          29       88       150      318
Phoenix-J.P. Morgan Research Enhanced Index             26       79       136      289
Phoenix-Janus Flexible Income                           34      103       175      365


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods, you    the end of one of these time period,
                                                     would pay:                               you would pay:
                                                     -------------------------------------    ------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Janus Growth                                   $ 94      $139     $187      $336        $ 94      $139     $160     $336
Phoenix-MFS Investors Growth Stock                       94       140      N/A       N/A          94       140      N/A      N/A
Phoenix-Kayne Large-Cap Core                            102       163      N/A       N/A         102       163      N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                   106       175      N/A       N/A         106       175      N/A      N/A
Phoenix-Lazard International Equity Select              102       164      N/A       N/A         102       164      N/A      N/A
Phoenix-Lazard Small-Cap Value                           99       155      N/A       N/A          99       155      N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                           102       164      N/A       N/A         102       164      N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                      100       158      N/A       N/A         100       158      N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                     119       211      302       543         119       211      275      543
Phoenix-Lord Abbett Mid-Cap Value                        96       147      N/A       N/A          96       147      N/A      N/A
Phoenix-MFS Investors Trust                             122       221      317       567         122       221      290      567
Phoenix-MFS Value                                       108       180      253       457         108       180      226      457
Phoenix-Oakhurst Growth and Income                       91       131      174       311          91       131      147      311
Phoenix-Oakhurst Strategic Allocation                    89       125      163       290          89       125      136      290
Phoenix-Sanford Bernstein Global Value                  110       185      262       473         110       185      235      473
Phoenix-Sanford Bernstein Mid-Cap Value                  97       149      203       368          97       149      176      368
Phoenix-Sanford Bernstein Small-Cap Value               105       172      240       436         105       172      213      436
Phoenix-Seneca Mid-Cap Growth                            93       136      182       327          93       136      155      327
Phoenix-Seneca Strategic Theme                           91       132      175       314          91       132      148      314
Phoenix-State Street Research Small-Cap Growth           97       149      N/A       N/A          97       149      N/A      N/A
Phoenix-Van Kampen Focus Equity                         113       196      278       502         113       196      251      502
AIM V.I. Capital Appreciation Fund                       90       129      170       303          90       129      143      303
AIM V.I. Premier Equity Fund                             90       129      170       303          90       129      143      303
Alger American Leveraged AllCap Portfolio                91       131      173       310          91       131      146      310
Federated Fund for U.S. Government Securities II         89       126      165       292          89       126      138      292
Federated High Income Bond Fund II                       89       126      166       294          89       126      139      294
VIP Contrafund(R) Portfolio                              90       127      167       296          90       127      140      296
VIP Growth Opportunities Portfolio                       90       127      167       297          90       127      140      297
VIP Growth Portfolio                                     90       127      167       296          90       127      140      296
Mutual Shares Securities Fund                            92       134      179       321          92       134      152      321
Templeton Foreign Securities Fund                        93       138      185       333          93       138      158      333
Templeton Growth Securities Fund                         93       136      182       327          93       136      155      327
Technology Portfolio                                     90       128      168       299          90       128      141      299
Scudder VIT EAFE(R) Equity Index Fund                    85       113      143       249          85       113      116      249
Scudder VIT Equity 500 Index Fund                        95       142      192       347          95       142      165      347
Wanger Foreign Forty                                     96       147      199       359          96       147      172      359
Wanger International Small Cap                           96       146      198       358          96       146      171      358
Wanger Twenty                                            95       143      193       348          95       143      166      348
Wanger U.S. Smaller Companies                            92       133      177       317          92       133      150      317




EXAMPLES FOR DEATH BENEFIT OPTION 3 CONTRACTS:

                                                     If you surrender your contract at the
                                                     end of one of these time periods, you
                                                     would pay:
                                                     -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------

Phoenix-Janus Growth                                   $31     $ 94      $160     $336
Phoenix-MFS Investors Growth Stock                      31       95       N/A      N/A
Phoenix-Kayne Large-Cap Core                            39      118       N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                   43      130       N/A      N/A
Phoenix-Lazard International Equity Select              39      119       N/A      N/A
Phoenix-Lazard Small-Cap Value                          36      110       N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                           39      119       N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                      37      113       N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                     56      166       275      543
Phoenix-Lord Abbett Mid-Cap Value                       33      102       N/A      N/A
Phoenix-MFS Investors Trust                             59      176       290      567
Phoenix-MFS Value                                       45      135       226      457
Phoenix-Oakhurst Growth and Income                      28       86       147      311
Phoenix-Oakhurst Strategic Allocation                   26       80       136      290
Phoenix-Sanford Bernstein Global Value                  47      140       235      473
Phoenix-Sanford Bernstein Mid-Cap Value                 34      104       176      368
Phoenix-Sanford Bernstein Small-Cap Value               42      127       213      436
Phoenix-Seneca Mid-Cap Growth                           30       91       155      327
Phoenix-Seneca Strategic Theme                          28       87       148      314
Phoenix-State Street Research Small-Cap Growth          34      104       N/A      N/A
Phoenix-Van Kampen Focus Equity                         50      151       251      502
AIM V.I. Capital Appreciation Fund                      27       84       143      303
AIM V.I. Premier Equity Fund                            27       84       143      303
Alger American Leveraged AllCap Portfolio               28       86       146      310
Federated Fund for U.S. Government Securities II        26       81       138      292
Federated High Income Bond Fund II                      26       81       139      294
VIP Contrafund(R) Portfolio                             27       82       140      296
VIP Growth Opportunities Portfolio                      27       82       140      297
VIP Growth Portfolio                                    27       82       140      296
Mutual Shares Securities Fund                           29       89       152      321
Templeton Foreign Securities Fund                       30       93       158      333
Templeton Growth Securities Fund                        30       91       155      327
Technology Portfolio                                    27       83       141      299
Scudder VIT EAFE(R) Equity Index Fund                   22       68       116      249
Scudder VIT Equity 500 Index Fund                       32       97       165      347
Wanger Foreign Forty                                    33      102       172      359
Wanger International Small Cap                          33      101       171      358
Wanger Twenty                                           32       98       166      348
Wanger U.S. Smaller Companies                           29       88       150      317


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods, you    the end of one of these time period,
                                                     would pay:                               you would pay:
                                                     -------------------------------------    ------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-Aberdeen International                         $ 93      $138     $186      $334        $ 93      $138     $159     $334
Phoenix-Aberdeen New Asia                               107       178      251       454         107       178      224      454
Phoenix-AIM Mid-Cap Equity                              114       199      283       510         114       199      256      510
Phoenix-Alliance/Bernstein Growth + Value               115       200      285       514         115       200      258      514
Phoenix-Deutsche Dow 30                                  94       141      190       343          94       141      163      343
Phoenix-Deutsche Nasdaq-100 Index(R)                    107       177      248       449         107       177      221      449
Phoenix-Duff & Phelps Real Estate Securities             95       142      192       347          95       142      165      347
Phoenix-Engemann Capital Growth                          91       129      171       305          91       129      144      305
Phoenix-Engemann Small & Mid-Cap Growth                 104       171      238       431         104       171      211      431
Phoenix-Goodwin Money Market                             89       126      165       293          89       126      138      293
Phoenix-Goodwin Multi-Sector Fixed Income                90       129      170       304          90       129      143      304
Phoenix-Hollister Value Equity                           93       138      185       332          93       138      158      332
Phoenix-J.P. Morgan Research Enhanced Index              90       129      170       303          90       129      143      303
Phoenix-Janus Flexible Income                            98       153      209       378          98       153      182      378
Phoenix-Janus Growth                                     95       143      194       349          95       143      167      349
Phoenix-Kayne Large-Cap Core                             96       145      N/A       N/A          96       145      N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                   103       168      N/A       N/A         103       168      N/A      N/A
Phoenix-Lazard International Equity Select              108       179      N/A       N/A         108       179      N/A      N/A
Phoenix-Lazard Small-Cap Value                          104       169      N/A       N/A         104       169      N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                           101       160      N/A       N/A         101       160      N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                      104       169      N/A       N/A         104       169      N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                      98       151      N/A       N/A          98       151      N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                       102       162      N/A       N/A         102       162      N/A      N/A
Phoenix-MFS Investors Growth Stock                      120       215      309       553         120       215      282      553
Phoenix-MFS Investors Trust                             124       225      323       577         124       225      296      577
Phoenix-MFS Value                                       109       184      259       469         109       184      232      469
Phoenix-Oakhurst Growth and Income                       93       136      181       325          93       136      154      325
Phoenix-Oakhurst Strategic Allocation                    90       129      170       304          90       129      143      304
Phoenix-Sanford Bernstein Global Value                  111       189      268       485         111       189      241      485
Phoenix-Sanford Bernstein Mid-Cap Value                  99       154      211       381          99       154      184      381
Phoenix-Sanford Bernstein Small-Cap Value               106       176      247       448         106       176      220      448
Phoenix-Seneca Mid-Cap Growth                            94       141      190       341          94       141      163      341
Phoenix-Seneca Strategic Theme                           93       137      183       328          93       137      156      328
Phoenix-State Street Research Small-Cap Growth           99       154      N/A       N/A          99       154      N/A      N/A
Phoenix-Van Kampen Focus Equity                         115       200      285       513         115       200      258      513
AIM V.I. Capital Appreciation Fund                       92       133      177       318          92       133      150      318
AIM V.I. Premier Equity Fund                             92       133      177       318          92       133      150      318
Alger American Leveraged AllCap Portfolio                93       135      181       324          93       135      154      324
Federated Fund for U.S. Government Securities II         91       130      172       307          91       130      145      307
Federated High Income Bond Fund II                       91       131      173       309          91       131      146      309
VIP Contrafund(R) Portfolio                              91       131      174       311          91       131      147      311
VIP Growth Opportunities Portfolio                       91       132      174       312          91       132      147      312
VIP Growth Portfolio                                     91       131      174       311          91       131      147      311
Mutual Shares Securities Fund                            94       139      187       336          94       139      160      336


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-Aberdeen International                         $$30     $ 93      $159     $334
Phoenix-Aberdeen New Asia                                44      133       224      454
Phoenix-AIM Mid-Cap Equity                               51      154       256      510
Phoenix-Alliance/Bernstein Growth + Value                52      155       258      514
Phoenix-Deutsche Dow 30                                  31       96       163      343
Phoenix-Deutsche Nasdaq-100 Index(R)                     44      132       221      449
Phoenix-Duff & Phelps Real Estate Securities             32       97       165      347
Phoenix-Engemann Capital Growth                          28       84       144      305
Phoenix-Engemann Small & Mid-Cap Growth                  41      126       211      431
Phoenix-Goodwin Money Market                             26       81       138      293
Phoenix-Goodwin Multi-Sector Fixed Income                27       84       143      304
Phoenix-Hollister Value Equity                           30       93       158      332
Phoenix-J.P. Morgan Research Enhanced Index              27       84       143      303
Phoenix-Janus Flexible Income                            35      108       182      378
Phoenix-Janus Growth                                     32       98       167      349
Phoenix-Kayne Large-Cap Core                             33      100       N/A      N/A
Phoenix-Kayne Small-Cap Quality Value                    40      123       N/A      N/A
Phoenix-Lazard International Equity Select               45      134       N/A      N/A
Phoenix-Lazard Small-Cap Value                           41      124       N/A      N/A
Phoenix-Lazard U.S. Multi-Cap                            38      115       N/A      N/A
Phoenix-Lord Abbett Bond-Debenture                       41      124       N/A      N/A
Phoenix-Lord Abbett Large-Cap Value                      35      106       N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value                        39      117       N/A      N/A
Phoenix-MFS Investors Growth Stock                       57      170       282      553
Phoenix-MFS Investors Trust                              61      180       296      577
Phoenix-MFS Value                                        46      139       232      469
Phoenix-Oakhurst Growth and Income                       30       91       154      325
Phoenix-Oakhurst Strategic Allocation                    27       84       143      304
Phoenix-Sanford Bernstein Global Value                   48      144       241      485
Phoenix-Sanford Bernstein Mid-Cap Value                  36      109       184      381
Phoenix-Sanford Bernstein Small-Cap Value                43      131       220      448
Phoenix-Seneca Mid-Cap Growth                            31       96       163      341
Phoenix-Seneca Strategic Theme                           30       92       156      328
Phoenix-State Street Research Small-Cap Growth           36      109       N/A      N/A
Phoenix-Van Kampen Focus Equity                          52      155       258      513
AIM V.I. Capital Appreciation Fund                       29       88       150      318
AIM V.I. Premier Equity Fund                             29       88       150      318
Alger American Leveraged AllCap Portfolio                30       90       154      324
Federated Fund for U.S. Government Securities II         28       85       145      307
Federated High Income Bond Fund II                       28       86       146      309
VIP Contrafund(R) Portfolio                              28       86       147      311
VIP Growth Opportunities Portfolio                       28       87       147      312
VIP Growth Portfolio                                     28       86       147      311
Mutual Shares Securities Fund                            31       94       160      336


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods, you    the end of one of these time period,
                                                     would pay:                               you would pay:
                                                     -------------------------------------    ------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Templeton Foreign Securities Fund                       $95      $142     $192      $347         $95      $142     $165     $347
Templeton Growth Securities Fund                         94       141      190       341          94       141      163      341
Scudder VIT EAFE(R) Equity Index Fund                    91       132      175       314          91       132      148      314
Scudder VIT Equity 500 Index Fund                        86       117      151       265          86       117      124      265
Technology Portfolio                                     96       147      200       360          96       147      173      360
Wanger Foreign Forty                                     98       151      206       373          98       151      179      373
Wanger International Small Cap                           98       150      205       371          98       150      178      371
Wanger Twenty                                            97       147      201       362          97       147      174      362
Wanger U.S. Smaller Companies                            93       137      184       331          93       137      157      331


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     ------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Templeton Foreign Securities Fund                       $32     $ 97      $165     $347
Templeton Growth Securities Fund                         31       96       163      341
Scudder VIT EAFE(R) Equity Index Fund                    28       87       148      314
Scudder VIT Equity 500 Index Fund                        23       72       124      265
Technology Portfolio                                     33      102       173      360
Wanger Foreign Forty                                     35      106       179      373
Wanger International Small Cap                           35      105       178      371
Wanger Twenty                                            34      102       174      362
Wanger U.S. Smaller Companies                            30       92       157      331


CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

    Please refer to the "Glossary of Special Terms" in Appendix B.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Account," and "GIA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond]  You may make premium payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond]  Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]  Premium payments are invested in one or more of the subaccounts and the GIA.

[diamond]  Transfers between the subaccounts and from the subaccounts into the
           GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

[diamond]  The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

[diamond]  Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond]  No deductions are made from premium payments.

[diamond]  A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond]  If we impose a surrender charge, it is deducted from amounts withdrawn.

[diamond]  No surrender charges are taken upon the death of the owner before the maturity date.

[diamond]  A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount,
based on the date the premium payments are deposited:

--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium        0    1    2    3    4    5   6    7+
Payment Years
--------------------------------------------------------------

[diamond]  Administrative Charge--maximum of $35 each year.

FROM THE ACCOUNT
[diamond]  Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Charges for Mortality and Expense Risks."

[diamond]  The daily administrative fee--0.125% annually. For more information, see "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond]  Premium Taxes--taken from the contract value upon annuitization.
           [diamond] Phoenix will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Premium Tax."

    For more information, see "Deductions and Charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period --Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. As there were no contract sales in 2001, financial highlight information is not available. More information is contained in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees, mortality and expense risk fees, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 year and 5 years, respectively. See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts or GIA.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive office is located at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contract through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains or losses of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. Obligations under the contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more information, see "GIA."

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
    The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
     PHOENIX-ABERDEEN INTERNATIONAL SERIES: The series seeks a high total return consistent with reasonable risk.

     PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

     PHOENIX-AIM MID CAP EQUITY SERIES: The series seeks long-term growth of capital.

     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The series seeks long-term capital growth.


     PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) (the "DJIA(SM)") before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) (the "Index") before fund expenses.


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The series seeks capital appreciation and income with approximately equal emphasis.


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The series seeks to achieve intermediate and long-term growth of capital appreciation with income as a secondary consideration.


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital.


     PHOENIX-GOODWIN MONEY MARKET SERIES: The series seeks to provide maximum current income consistent with capital preservation and liquidity.

     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.


     PHOENIX-HOLLISTER VALUE EQUITY SERIES: The series seeks long-term capital appreciation with current income as a secondary consideration.


     PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization within the market sectors found in the S&P 500.

     PHOENIX-JANUS FLEXIBLE INCOME SERIES: The series seeks to obtain maximum total return, consistent with preservation of capital.

     PHOENIX-JANUS GROWTH SERIES: The series seeks long-term growth of capital in a manner consistent with the preservation of capital.


     PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high total return.

     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

     PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

     PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

     PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The series seeks dividend growth, current income and capital appreciation.


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The series seeks high total return over an extended period of time consistent with prudent investment risk.


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: The series seeks long-term capital growth through investment in equity securities of foreign and U.S. companies.


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The series seeks long-term capital appreciation with current income as a secondary consideration.


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be undervalued with current income as a secondary consideration.

     PHOENIX-SENECA MID-CAP GROWTH SERIES: The series seeks capital appreciation.


     PHOENIX-SENECA STRATEGIC THEME SERIES: The series seeks long-term capital appreciation.

     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.


     PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES: The series seeks capital appreciation by investing primarily in equity securities.

AIM VARIABLE INSURANCE FUNDS
     AIM V.I. CAPITAL APPRECIATION FUND: The fund seeks growth of capital.


     AIM V.I. PREMIER EQUITY FUND: The fund seeks to achieve long-term growth of capital with income as a secondary consideration.


THE ALGER AMERICAN FUND
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The portfolio seeks long-term capital appreciation.

FEDERATED INSURANCE SERIES
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The fund seeks current income.

     FEDERATED HIGH INCOME BOND FUND II: The fund seeks high current income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     VIP CONTRAFUND(R) PORTFOLIO: The portfolio seeks long-term capital appreciation.

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The portfolio seeks to provide capital growth.

     VIP GROWTH PORTFOLIO: The portfolio seeks to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     MUTUAL SHARES SECURITIES FUND: The fund seeks capital appreciation with income as a secondary objective.


     TEMPLETON FOREIGN SECURITIES FUND: The fund seeks long-term capital growth.


     TEMPLETON GROWTH SECURITIES FUND: The fund seeks long-term capital growth.

SCUDDER VIT FUNDS
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index").

     SCUDDER VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     TECHNOLOGY PORTFOLIO: The portfolio seeks long-term capital appreciation.

WANGER ADVISORS TRUST
     WANGER FOREIGN FORTY: The fund seeks long-term capital growth.

     WANGER INTERNATIONAL SMALL CAP: The fund seeks long-term capital growth.

     WANGER TWENTY: The fund seeks long-term capital growth.

     WANGER U.S. SMALLER COMPANIES: The fund seeks long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material irreconcilable conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) an action by any state insurance regulatory authority, (2) changes in applicable federal or state tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance tax, or securities regulatory authorities,
(3) an administrative or judicial decision in any relevant proceeding; (4) the manner in which the investments of any Portfolios are being managed; (5) a difference in voting instructions given by variable life insurance policyowners, life owners, variable annuity contract owners, annuity owners or any future owners; or (6) a decision by Phoenix to disregard the voting instructions of contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS

    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International Series
Phoenix-Engemann Capital Growth Series
Phoenix-Engemann Small & Mid-Cap Growth Series
Phoenix-Goodwin Money Market Series
Phoenix-Goodwin Multi-Sector Fixed Income Series
Phoenix-Hollister Value Equity Series

Phoenix-Kayne Large-Cap Core Series
Phoenix-Kayne Small-Cap Quality Value Series

Phoenix-Oakhurst Growth and Income Series
Phoenix-Oakhurst Strategic Allocation Series
Phoenix-Seneca Mid-Cap Growth Series
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------


------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Aberdeen Fund Managers, Inc.
o    Phoenix-Aberdeen International Series
Roger Engemann & Associates, Inc. ("Engemann")
o    Phoenix-Engemann Capital Growth Series
o    Phoenix-Engemann Small & Mid-Cap Growth Series

Kayne Anderson Rudnick Investment Management, LLC
o    Phoenix-Kayne Large-Cap Core Series
o    Phoenix-Kayne Small-Cap Quality Value Series

Seneca Capital Management, LLC ("Seneca")
o    Phoenix-Seneca Mid-Cap Growth Series
o    Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------


------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series
Phoenix-Alliance/Bernstein Growth + Value Series
Phoenix-Deutsche Dow 30 Series
Phoenix-Deutsche Nasdaq-100 Index(R) Series
Phoenix-J.P. Morgan Research Enhanced Index Series
Phoenix-Janus Flexible Income Series
Phoenix-Janus Growth Series

Phoenix-Lazard International Equity Select Series
Phoenix-Lazard Small-Cap Value Series
Phoenix-Lazard U.S. Multi-Cap Series
Phoenix-Lord Abbett Bond-Debenture Series
Phoenix-Lord Abbett Large-Cap Value Series
Phoenix-Lord Abbett Mid-Cap Value Series

Phoenix-MFS Investors Growth Stock Series
Phoenix-MFS Investors Trust Series
Phoenix-MFS Value Series
Phoenix-Sanford Bernstein Global Value Series
Phoenix-Sanford Bernstein Mid-Cap Value Series
Phoenix-Sanford Bernstein Small-Cap Value Series

Phoenix-State Street Research Small-Cap Growth Series

Phoenix-Van Kampen Focus Equity Series
------------------------------------------------------------------


------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.
o    Phoenix-AIM Mid-Cap Equity Series
Alliance Capital Management, L.P.
o    Phoenix-Alliance/Bernstein Growth + Value Series
o    Phoenix-Sanford Bernstein Global Value Series
o    Phoenix-Sanford Bernstein Mid-Cap Value Series
o    Phoenix-Sanford Bernstein Small-Cap Value Series
Deutsche Asset Management
o    Phoenix-Deutsche Dow 30 Series
o    Phoenix-Deutsche Nasdaq-100 Index(R) Series
J.P. Morgan Investment Management, Inc.
o    Phoenix-J.P. Morgan Research Enhanced Index Series

Janus Capital Management LLC
o    Phoenix-Janus Flexible Income Series
o    Phoenix-Janus Growth Series
Lazard Asset Management
o    Phoenix-Lazard International Equity Select Series
o    Phoenix-Lazard Small-Cap Value Series
o    Phoenix-Lazard U.S. Multi-Cap Series
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
Lord, Abbett & Co. LLC
o    Phoenix-Lord Abbett Bond-Debenture Series
o    Phoenix-Lord Abbett Large-Cap Value Series
o    Phoenix-Lord Abbett Mid-Cap Value Series

MFS Investment Management
o    Phoenix-MFS Investors Growth Stock Series
o    Phoenix-MFS Investors Trust Series
o    Phoenix-MFS Value Series

Morgan Stanley Investment Management Inc.
o    Phoenix-Van Kampen Focus Equity Series
State Street Research & Management
o   Phoenix-State Street Research Small-Cap Growth Series

------------------------------------------------------------------


------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------


------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series
------------------------------------------------------------------


-----------------------------------------------------------------
PAIA SUBADVISORS
-----------------------------------------------------------------
PIC
Aberdeen Fund Managers, Inc.
o   Phoenix-Aberdeen New Asia Series
-----------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

     PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o   AIM V.I. Capital Appreciation Fund
o   AIM V.I. Premier Equity Fund
Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio
Deutsche Asset Management
o   Scudder VIT EAFE(R) Equity Index Fund
o   Scudder VIT Equity 500 Index Fund
Federated Investment Management Company
o   Federated Fund for U.S. Government Securities II
o   Federated High Income Bond Fund II
Fidelity Management and Research Company
o    VIP Contrafund(R) Portfolio
o    VIP Growth Opportunities Portfolio
o    VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o    Mutual Shares Securities Fund

Morgan Stanley Investment Management LLC
o    Technology Portfolio

Templeton Global Advisors Limited
o    Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o    Templeton Foreign Securities Fund
Wanger Asset Management, L.P.
o    Wanger Foreign Forty
o    Wanger International Small Cap
o    Wanger Twenty
o    Wanger U.S. Smaller Companies
------------------------------------------------------------------

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of:

[diamond]  Nonqualified plans--$5,000

[diamond]  Bank draft program--$50

[diamond]  You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond]  Qualified plans--$2,000

    We require minimum subsequent premium payments of $100.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount or GIA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)  the make-up and size of the prospective group;
(2)  the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and premium taxes, see "Appendix A."

SURRENDER CHARGES
    A surrender charge may apply to partial withdrawals or a full surrender of the contract. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount, death benefits and annuitization after one year. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium        0    1    2    3    4    5   6    7+
Payment Years
--------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts and GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

  ------------------------------------------------------------
     DEATH BENEFIT       DEATH BENEFIT      DEATH BENEFIT
   OPTION 1 - RETURN   OPTION 2 - ANNUAL  OPTION 3 - RELIEF
       OF PREMIUM           STEP-UP             AMOUNT
  ------------------------------------------------------------
         .975%              1.125%              1.275%
  ------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not unfairly discriminate against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at VPMO if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by VPMO, your premium payment will be applied within two days. If VPMO does not accept the application or order form within five business days of receipt by VPMO, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments allocated to the GIA is deposited on the date of receipt of the premium payment at VPMO. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at VPMO. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts or the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts or the GIA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and 1 transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify AOD at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to VPMO. This program is not available on or after the maturity date.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.
    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.
    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.
    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE
    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;
2.  the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation the contract value is zero. Phoenix will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond]  Death of an Owner
           If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond]  Death of an Owner - Multiple Owners
           If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond]  Death of an Annuitant who is not the Owner
           If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

[diamond]  Spousal Beneficiary Contract Continuance
           If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond]  Ownership of the Contract by a Non-Natural Person
           If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond]  Death Benefit Option 1--Return of Premium
           Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:
           a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
           b) the contract value on the claim date.

[diamond]  Death Benefit Option 2--Annual Step-up
           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

           Upon the death of the owner who has not attained age 80, the death benefit is the greater of:
           a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
           b) the contract value on the claim date; or
           c) the annual step-up amount (as defined below).

           Upon the death of the owner who has attained age 80, the death benefit is the greater of:
           a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
           b) the contract value on the claim date.

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

           Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

           Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

[diamond]  Death Benefit Option 3--Relief Amount The availability of this option is subject to state approval.

           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76.

           Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:
           a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
           b) the contract value on the claim date plus 40% of the relief amount (as defined below).

           Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:
           a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
           b) the contract value on the claim date plus 25% of the relief amount (as defined below).

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

    ACCUMULATION ENHANCEMENT
    Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

    o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and

    o the 120 days must occur prior to age 91.

    The enhancement provides:

    o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

    o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

    o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;

    o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

    o this benefit is separate from the relief amount that is calculated at death.

    The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

    Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

    o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

      1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

      2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

      3) the sum of monthly benefits (as defined below) credited to the contract value.

    o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

      1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

      2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

      3) the sum of monthly benefits (as defined below) credited to the contract value.

    Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

    Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any premium tax due. For more information, see "Premium Tax." and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY

    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2. the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable annuity payment options.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the rights to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within 10 days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than 1 owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit options under the contract. One or more of the options available may, in some cases, exceed the greater of the purchase price or the contract value. The IRS may take the position with respect to these death benefit options that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract or any amendments, riders or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of premium payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the primary annuitant, which is not the contract owner, dies before the maturity date the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond]  55% in any 1 investment

[diamond]  70% in any 2 investments

[diamond]  80% in any 3 investments

[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain enhanced death benefits may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of purchase price (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of purchase price (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the rollover rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL
    GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
-------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

o  Underwriter
o  Performance History
o  Calculation of Yield and Return
o  Calculation of Annuity Payments
o  Experts
o  Separate Account Financial Statements
o  Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A

DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                       PURCHASE(1)      ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                       ---------        -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota(2)......................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................           X                                     1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%





NOTE: The above premium tax deduction rates are as of January 1, 2002. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."




















____________________

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.
(2) The tax deduction rate in South Dakota on annuity considerations exceeding $500,000 per contract is .8%.

APPENDIX B

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Life Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond]  Nonqualified plans--$10,000

[diamond]  Bank draft program--$50

[diamond]  Qualified plans--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500 except for the bank draft program, which is $50.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.


VPMO: The Variable Products Mail Operations division that receives and processes incoming mail for the Annuity Operations Division.

                                     PART B

                    VERSION B IS NOT AFFECTED BY THIS FILING

                                                                     [VERSION A]
                             GROUP STRATEGIC EDGE(R)
                                BIG EDGE PLUS(R)
                       THE BIG EDGE CHOICE(R) FOR NEW YORK

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027


                         PHOENIX LIFE INSURANCE COMPANY
           (FKA, PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY - 6/25/01)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                                 August 9, 2002

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated August 9, 2002. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE

Underwriter...............................................................     2

Performance History.......................................................     2

Calculation of Yield and Return...........................................    11

Calculation of Annuity Payments ..........................................    12

Experts ..................................................................    13

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an indirect, wholly-owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

                                                    GROUP STRATEGIC EDGE - ALLOCATED
----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -29.50%       1.79%       5.11%         5.03%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96        -6.23%      -5.29%       N/A          -5.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                10/29/01         N/A         N/A         N/A          -0.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                 10/29/01         N/A         N/A         N/A           0.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                   12/20/99       -12.73%       N/A         N/A          -7.77%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                      08/15/00       -37.87%       N/A         N/A         -49.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        -1.03%       5.29%       N/A          11.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -39.28%       0.22%       6.70%        12.37%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00       -31.99%       N/A         N/A         -33.15%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        -2.53%       N/A         N/A           7.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -3.63%       3.27%       3.30%         4.79%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -1.53%       3.15%       6.49%         8.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98       -23.85%       N/A         N/A           8.49%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -18.23%       N/A         N/A           3.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99        -0.46%       N/A         N/A           2.76%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -29.32%       N/A         N/A         -18.89%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                        10/29/01         N/A         N/A         N/A           0.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                               10/29/01         N/A         N/A         N/A          -2.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                         10/29/01         N/A         N/A         N/A          -0.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -14.76%       N/A         N/A           2.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -5.44%       8.89%       8.64%        10.65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00       -13.53%       N/A         N/A          -8.93%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98        14.16%       N/A         N/A           1.18%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         7.45%       N/A         N/A          12.70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98       -30.50%       N/A         N/A           8.80%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -32.58%       9.24%       N/A           9.34%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                           12/20/99       -21.18%       N/A         N/A         -15.21%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A         N/A         N/A          -9.41%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                     03/30/01         N/A         N/A         N/A          -8.20%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00       -21.97%       N/A         N/A         -28.09%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99        -0.65%       N/A         N/A           3.76%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99        -5.90%       N/A         N/A          -6.98%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00       -18.66%       N/A         N/A         -16.09%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00       -20.59%       N/A         N/A         -22.03%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00       -23.63%       N/A         N/A         -23.78%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    11/02/98        -0.64%       N/A         N/A           7.18%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                     09/27/96       -14.68%     -13.25%       N/A         -12.47%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                05/11/92       -22.03%       2.89%       N/A           8.16%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                           11/28/88       -16.41%       4.45%       8.54%         8.45%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                 11/03/88        -8.39%       7.18%      11.17%        10.10%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                            07/15/99       -30.09%       N/A         N/A         -14.30%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Funds                               10/29/01         N/A         N/A         N/A          -0.91%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -52.53%       N/A         N/A         -37.16%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99       -31.89%       N/A         N/A           6.97%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -26.93%       6.31%       N/A          13.92%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         1.26%       N/A         N/A          14.11%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    05/01/95         3.39%      10.63%       N/A          16.69%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                                   GROUP STRATEGIC EDGE - UNALLOCATED
----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -28.83%       1.32%       5.11%         5.03%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96        -5.33%      -5.73%       N/A          -5.46%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                10/29/01         N/A         N/A         N/A           0.90%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                 10/29/01         N/A         N/A         N/A           1.35%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                   12/20/99       -11.90%       N/A         N/A          -7.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                      08/15/00       -37.28%       N/A         N/A         -49.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        -0.09%       4.80%       N/A          10.60%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -38.70%      -0.25%       6.70%        12.37%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00       -31.34%       N/A         N/A         -32.69%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        -1.59%       N/A         N/A           7.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -2.71%       2.79%       3.30%         4.79%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -0.58%       2.67%       6.49%         8.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98       -23.12%       N/A         N/A           8.17%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -17.45%       N/A         N/A           3.36%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99         0.50%       N/A         N/A           2.71%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -28.64%       N/A         N/A         -18.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                        10/29/01         N/A         N/A         N/A           1.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                               10/29/01         N/A         N/A         N/A          -1.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                         10/29/01         N/A         N/A         N/A           0.12%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -13.94%       N/A         N/A           2.36%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -4.54%       8.38%       8.64%        10.65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00       -12.70%       N/A         N/A          -8.15%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98        15.25%       N/A         N/A           0.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         8.48%       N/A         N/A          13.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98       -29.84%       N/A         N/A           8.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -31.94%       8.74%       N/A           8.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                           12/20/99       -20.43%       N/A         N/A         -15.26%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A         N/A         N/A          -8.54%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                                          03/30/01         N/A         N/A         N/A          -7.32%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00       -21.22%       N/A         N/A         -27.66%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99         0.30%       N/A         N/A           3.72%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99        -5.00%       N/A         N/A          -7.02%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00       -17.88%       N/A         N/A         -15.58%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00       -19.83%       N/A         N/A         -21.56%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00       -22.90%       N/A         N/A         -23.31%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    11/02/98         0.31%       N/A         N/A           6.79%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                     09/27/96       -13.87%     -13.65%       N/A         -12.86%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                05/11/92       -21.28%       2.42%       N/A           8.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                           11/28/88       -15.61%       3.97%       8.54%         8.45%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                 11/03/88        -7.51%       6.68%      11.17%        10.10%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                            07/15/99       -29.42%       N/A         N/A         -14.33%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Funds                               10/29/01         N/A         N/A         N/A           0.04%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -52.08%       N/A         N/A         -37.19%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99       -31.24%       N/A         N/A           6.93%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -26.23%       5.81%       N/A          13.50%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         2.23%       N/A         N/A          14.07%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    05/01/95         4.38%      10.12%       N/A          16.26%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management, fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 5% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                                      BIG EDGE CHOICE FOR NEW YORK
-----------------------------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -29.98%       1.93%       5.10%         4.99%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96        -6.81%      -5.76%       N/A          -5.51%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                10/29/01         N/A         N/A         N/A           0.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                 10/29/01         N/A         N/A         N/A           0.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                   12/20/99       -13.28%       N/A         N/A          -8.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche NASDAQ-100 Index(R) Series                      08/15/00       -38.31%       N/A         N/A         -49.76%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        -1.32%       4.98%       N/A          10.78%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -39.72%      -0.18%       6.46%        12.17%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00       -32.46%       N/A         N/A         -33.53%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        -2.91%       N/A         N/A           7.34%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -4.08%       2.92%       3.01%         4.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -1.85%       2.74%       6.20%         7.77%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98       -24.36%       N/A         N/A           8.12%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -18.76%       N/A         N/A           3.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99        -0.71%       N/A         N/A           2.53%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -29.80%       N/A         N/A         -19.35%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                        10/29/01         N/A         N/A         N/A           0.34%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                               10/29/01         N/A         N/A         N/A          -2.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                         10/29/01         N/A         N/A         N/A          -0.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -15.30%       N/A         N/A           2.45%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -6.01%       8.68%       8.40%        10.44%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00       -14.08%       N/A         N/A          -9.46%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98        14.82%       N/A         N/A           0.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         7.70%       N/A         N/A          13.27%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98       -31.13%       N/A         N/A           8.80%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -33.04%       9.06%       N/A           9.19%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                           12/20/99       -21.70%       N/A         N/A         -15.68%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A         N/A         N/A          -9.79%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                     03/30/01         N/A         N/A         N/A          -8.58%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00       -22.48%       N/A         N/A         -28.44%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99        -0.92%       N/A         N/A           3.62%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99        -6.48%       N/A         N/A          -7.40%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00       -19.18%       N/A         N/A         -16.47%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00       -21.10%       N/A         N/A         -22.39%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00       -24.14%       N/A         N/A         -24.13%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    11/02/98        -0.90%       N/A         N/A           7.01%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                     09/27/96       -15.23%     -13.73%       N/A         -12.96%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                05/11/92       -22.54%       2.66%       N/A           7.98%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                           11/28/88       -16.95%       4.15%       8.30%         8.23%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                 11/03/88        -8.97%       6.92%      10.93%         9.85%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                            07/15/99       -30.57%       N/A         N/A         -14.70%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Funds                               10/29/01         N/A         N/A         N/A          -0.91%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -52.90%       N/A         N/A         -37.61%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99       -32.36%       N/A         N/A           7.06%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -27.42%       6.05%       N/A          13.75%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         1.11%       N/A         N/A          14.48%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    05/01/95         3.38%      10.58%       N/A          16.55%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                                             BIG EDGE PLUS
----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -29.22%       1.70%       4.98%         4.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96        -5.80%      -5.48%       N/A          -5.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                10/29/01         N/A         N/A         N/A           0.58%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                 10/29/01         N/A         N/A         N/A           1.03%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                   12/20/99       -12.34%       N/A         N/A          -7.71%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                      08/15/00       -37.64%       N/A         N/A         -49.35%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        -0.57%       5.16%       N/A          10.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -39.06%       0.13%       6.60%        12.32%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00       -31.72%       N/A         N/A         -32.98%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        -2.07%       N/A         N/A           7.45%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -3.18%       3.15%       3.14%         4.68%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -1.06%       3.03%       6.36%         7.93%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98       -23.53%       N/A         N/A           8.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -17.87%       N/A         N/A           3.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99         0.01%       N/A         N/A           2.86%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -29.03%       N/A         N/A         -18.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                        10/29/01         N/A         N/A         N/A           0.90%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                               10/29/01         N/A         N/A         N/A          -1.59%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                         10/29/01         N/A         N/A         N/A          -0.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -14.38%       N/A         N/A           2.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -5.01%       8.80%       8.52%        10.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00       -13.14%       N/A         N/A          -8.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98        14.72%       N/A         N/A           1.11%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         7.97%       N/A         N/A          13.19%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98       -30.23%       N/A         N/A           8.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -32.32%       9.17%       N/A           9.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                           12/20/99       -20.84%       N/A         N/A         -15.18%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A         N/A         N/A          -8.83%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                     03/30/01         N/A         N/A         N/A          -7.61%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00       -21.64%       N/A         N/A         -27.91%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99        -0.18%       N/A         N/A           3.84%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99        -5.47%       N/A         N/A          -6.93%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00       -18.30%       N/A         N/A         -15.86%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00       -20.25%       N/A         N/A         -21.82%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00       -23.31%       N/A         N/A         -23.57%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    11/02/98        -0.17%       N/A         N/A           7.17%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                     09/27/96       -14.31%     -13.46%       N/A         -12.70%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                05/11/92       -21.70%       2.79%       N/A           8.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                           11/28/88       -16.04%       4.35%       8.43%         8.36%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                 11/03/88        -7.97%       7.07%      11.07%         9.99%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                            07/15/99       -29.81%       N/A         N/A         -14.25%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Funds                               10/29/01         N/A         N/A         N/A          -0.28%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -52.39%       N/A         N/A         -37.21%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99       -31.62%       N/A         N/A           7.09%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -26.63%       6.22%       N/A          13.86%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         1.74%       N/A         N/A          14.22%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    05/01/95         3.89%      10.54%       N/A          16.62%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                                                BIG EDGE
----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -29.03%       1.95%       5.24%         5.17%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96        -5.56%      -5.24%       N/A          -5.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                10/29/01         N/A         N/A         N/A           0.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                 10/29/01         N/A         N/A         N/A           1.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                   12/20/99       -12.12%       N/A         N/A          -7.47%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                      08/15/00       -37.49%       N/A         N/A         -49.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        -0.31%       5.43%       N/A          11.19%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -38.90%       0.38%       6.87%        12.60%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00       -31.55%       N/A         N/A         -32.81%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        -1.83%       N/A         N/A           7.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -2.94%       3.40%       3.40%         4.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -0.81%       3.29%       6.63%         8.19%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98       -23.34%       N/A         N/A           8.78%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -17.66%       N/A         N/A           4.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99         0.26%       N/A         N/A           3.12%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -28.85%       N/A         N/A         -18.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                        10/29/01         N/A         N/A         N/A           0.95%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                               10/29/01         N/A         N/A         N/A          -1.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                         10/29/01         N/A         N/A         N/A          -0.15%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -14.16%       N/A         N/A           2.92%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -4.76%       9.07%       8.79%        10.85%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00       -12.89%       N/A         N/A          -8.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98        15.01%       N/A         N/A           1.37%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         8.25%       N/A         N/A          13.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98       -30.20%       N/A         N/A           9.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -32.14%       9.45%       N/A           9.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                           12/20/99       -20.64%       N/A         N/A         -14.96%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A         N/A         N/A          -8.66%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                     03/30/01         N/A         N/A         N/A          -7.43%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00       -21.44%       N/A         N/A         -27.71%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99         0.07%       N/A         N/A           4.11%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99        -5.22%       N/A         N/A          -6.69%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00       -18.09%       N/A         N/A         -15.64%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00       -20.04%       N/A         N/A         -21.62%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00       -23.12%       N/A         N/A         -23.38%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    11/02/98         0.08%       N/A         N/A           7.44%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                     09/27/96       -14.09%     -13.25%       N/A         -12.48%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                05/11/92       -21.50%       3.03%       N/A           8.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                           11/28/88       -15.83%       4.61%       8.70%         8.63%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                 11/03/88        -7.74%       7.33%      11.34%        10.26%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                            07/15/99       -29.64%       N/A         N/A         -14.04%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Funds                               10/29/01         N/A         N/A         N/A          -0.23%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -52.27%       N/A         N/A         -37.04%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99       -31.44%       N/A         N/A           7.19%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -26.44%       6.48%       N/A          14.14%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         2.00%       N/A         N/A          14.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    05/01/95         4.15%      10.82%       N/A          16.83%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                   GROUP STRATEGIC EDGE ALLOCATED AND UNALLOCATED, BIG EDGE PLUS
                                                         ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                  1992     1993     1994     1995    1996    1997     1998     1999     2000     2001
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series        -13.91%  36.75%   -1.19%    8.24%  17.18%   10.66%   26.35%   27.91%  -16.86%  -25.00%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                       -33.24%    -5.64%   49.12%  -17.01%   -0.25%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Growth
 + Value Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Dow 30 Series                                                                                      -6.73%   -7.16%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Nasdaq-100 Index(R) Series                                                                                 -33.91%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
 Securities Series                                                              31.46%    20.55%  -22.19%    3.48%   29.18%    5.28%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series         8.93%   8.23%    0.21%   29.27%  11.18%   19.59%   28.41%   28.08%  -18.81%  -35.41%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth
 Series                                                                                                                      -27.65%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond
 Series                                                                                                              17.30%    3.70%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series            2.29%   1.60%    2.56%    4.39%   3.72%    3.88%    3.79%    3.52%    4.73%    2.52%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                         8.72%  14.48%   -6.64%   22.02%  11.02%    9.71%   -5.34%    4.15%    5.16%    4.76%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                                                                      22.79%   30.55%  -18.99%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced
 Index Series                                                                                      30.05%   17.36%  -12.57%  -13.01%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                                 5.11%    5.90%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                        -12.28%  -24.80%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Growth Stock Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Value Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                    15.56%   -7.77%   -9.32%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation          9.28%   9.64%   -2.66%   16.78%   7.70%   19.25%   19.30%    9.88%   -0.66%    0.59%
 Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value
 Series                                                                                                                       -8.01%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value
 Series                                                                                                    -11.40%   15.46%   21.45%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value
 Series                                                                                                                       14.31%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                       43.84%   12.34%  -26.07%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                   15.73%    42.91%   53.09%  -12.57%  -28.28%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Focus Equity Series                                                                             -14.24%  -16.15%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                              1.23%   34.01%  16.11%   12.10%   17.82%   42.82%  -12.01%  -24.24%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                    2.75%   34.56%  13.58%   22.15%   30.76%   28.29%  -15.71%  -13.66%
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                       10.63%   18.19%   55.87%   75.85%  -25.77%  -16.99%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government
 Securities II                                                            7.42%   2.90%    7.23%    6.32%   -1.83%    9.61%    5.69%
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                      18.89%  12.88%   12.42%    1.42%    1.04%  -10.15%    0.10%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                                                       28.32%   22.61%   -7.87%  -13.46%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                                                22.96%    2.89%  -18.21%  -15.52%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                                              37.65%   35.58%  -12.17%  -18.76%
------------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                                                                               7.94%   11.07%    5.70%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities
 Fund                                                                                    -30.26%  -22.03%   51.41%  -32.89%   -9.24%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                     45.19%    3.71%   14.05%  22.21%   12.25%    7.69%   21.72%   -3.58%  -17.05%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation Fund         6.49%  24.30%   -4.43%   20.75%  17.11%   13.86%    4.78%   21.03%   -1.19%  -11.08%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund               5.54%  32.08%   -3.68%   23.41%  20.62%   10.25%   -0.26%   27.21%    5.85%   -2.54%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                                             20.10%   26.05%  -17.69%  -25.63%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Funds                                                                27.12%   18.89%  -10.36%  -14.09%
------------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                               -24.54%  -49.50%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                                -2.80%  -27.54%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                  30.39%   -2.69%   14.89%  123.71%  -28.75%  -22.26%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                        8.10%    7.72%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                                                   44.80%   27.83%    7.34%   23.53%   -9.31%    9.99%
------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                                                    BIG EDGE CHOICE FOR NEW YORK
                                                         ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                 1992    1993    1994      1995    1996     1997    1998     1999     2000      2001
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series       -14.03%  36.57%  -1.31%    8.12%  17.05%   10.53%   29.17%   27.75%   -16.96%  -25.10%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                      -33.33%   -5.75%   48.95%   -17.12%   -0.37%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Growth
 + Value Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Dow 30 Series                                                                                     -6.86%   -7.28%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Nasdaq-100 Index(R) Series                                                                                -33.99%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
 Securities Series                                                             31.31%   20.41%  -22.26%    3.35%    29.01%    5.15%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series        8.79%  18.07%   0.08%   29.12%  11.06%   19.45%   28.18%   27.92%   -18.91%  -35.49%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth
 Series                                                                                                                     -27.75%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond
 Series                                                                                                             17.15%    3.56%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series           2.16%   1.47%   2.42%    4.23%   3.60%    3.76%    3.69%    3.40%     4.60%    2.39%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed
 Income Series                                 8.57%  14.34%  -6.78%   21.84%  10.89%    9.57%   -5.69%    4.02%     5.03%    4.63%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                                                                    22.64%    30.39%  -19.10%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced
 Index Series                                                                                    29.83%   17.22%   -12.68%  -13.12%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                                4.98%    5.76%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                       -12.39%  -24.90%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Growth Stock Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Value Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                  15.43%    -7.88%   -9.44%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation
 Series                                        9.15%   9.50%  -2.75%   16.65%   7.57%   19.10%   19.18%    9.75%    -0.78%    0.46%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value
 Series                                                                                                                      -8.12%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value
 Series                                                                                                  -11.51%    15.32%   21.29%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value
 Series                                                                                                                      14.17%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                     43.67%    12.20%  -26.32%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                  15.59%   42.75%   52.92%   -12.68%  -28.37%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Focus Equity Series                                                                            -14.34%  -16.26%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                            1.10%   33.84%  15.96%   11.96%   17.67%   42.64%   -12.12%  -24.34%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                  2.62%   34.39%  13.44%   22.00%   30.60%   28.13%   -15.81%  -13.76%
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                     10.50%   18.04%   55.68%   75.64%   -25.87%  -17.10%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government
 Securities II                                                          7.29%   2.77%    7.10%    6.19%   -1.95%     9.47%    5.56%
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                    18.74%  12.74%   12.28%    1.30%    0.93%   -10.27%   -0.01%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                                                     28.16%   22.45%    -7.99%  -13.57%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                                              22.81%    2.76%   -18.31%  -15.63%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                                            37.48%   35.41%   -12.28%  -18.86%
------------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                                                                             7.54%    10.93%    5.57%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities
 Fund                                                                                  -30.35%  -22.11%   51.22%   -32.99%   -9.36%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                    45.01%  -3.83%   13.91%  22.06%   12.12%    8.10%   21.58%    -3.70%  -17.16%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation Fund        6.36%  24.15%  -4.55%   20.60%  16.96%   13.74%    4.66%   20.89%    -1.32%  -11.19%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund              5.41%  31.92%  -3.80%   23.26%  20.47%   10.10%   -0.38%   27.06%     5.72%   -2.67%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                                           19.95%   25.87%   -17.79%  -25.73%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Funds                                                              26.96%   18.74%   -10.47%  -14.20%
------------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                              -24.71%  -49.56%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                               -2.92%  -27.63%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                30.24%   -2.80%   14.77%  123.44%   -28.83%  -22.36%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                       7.97%    7.59%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                                                 44.64%   27.68%    7.82%   23.38%    -9.42%    9.85%
------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                                                              BIG EDGE
                                                         ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                  1992   1993    1994      1995      1996     1997     1998     1999     2000    2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series       -13.70%  37.09%  -0.94%    8.50%    17.47%    10.94%  26.67%    28.22% -16.65% -24.81%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                         -33.08%  -5.40%    49.48% -16.80%   0.00%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Growth
 + Value Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Dow 30 Series                                                                                      -6.50%   -6.93%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Nasdaq-100 Index(R)
 Series                                                                                                                      -33.74%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
 Securities Series                                                               31.79%    20.85% -21.99%     3.74%  29.49%    5.55%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series        9.20%  18.52%   0.46%   29.59%    11.46%    19.88%  28.73%    28.40% -18.60%  -35.24%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth
 Series                                                                                                                      -27.47%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond
 Series                                                                                                              17.62%    3.95%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series           2.54%   1.85%   2.81%    4.65%     3.98%     4.14%   4.05%     3.78%   4.98%    2.78%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                        8.98%  14.77%  -6.43%   22.31%    11.30%     9.98%  -5.11%     4.41%   5.42%    5.02%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                                                                       23.10%  30.87%  -18.79%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced
 Index Series                                                                                      30.38%    17.65% -12.35%  -12.79%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                                 5.38%    6.16%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                        -12.05%  -24.61%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Growth Stock Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Value Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                     15.85%  -7.54%   -9.09%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation
 Series                                        9.56%   9.91%  -2.38%   17.03%     7.97%    19.54%  19.60%    10.16%  -0.41%    0.85%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value
 Series                                                                                                                       -7.74%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value
 Series                                                                                                     -11.18%  15.74%   21.75%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value
 Series                                                                                                                       14.60%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                        44.20%  12.62%  -26.04%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                     16.00%  43.28%    53.47% -12.35%  -28.09%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Focus Equity Series                                                                             -14.02%  -15.94%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                            1.48%   34.34%    16.40%    12.38%  18.12%    43.18% -11.79%  -24.05%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                  3.00%   34.90%    13.87%    22.46%  31.09%    28.61% -15.50%  -13.44%
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                       10.91%    18.49%  56.26%    76.29% -25.56%  -16.78%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government
 Securities II                                                          7.69%     3.16%     7.50%   6.59%    -1.58%   9.89%    5.96%
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                    19.19%    13.17%    12.70%   1.67%     1.30%  -9.93%    0.36%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                                                       28.64%    22.91%  -7.64%  -13.24%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                                                23.27%     3.15% -18.01%  -15.30%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                                              37.99%    35.92% -11.95%  -18.55%
------------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                                                                                8.21%  11.35%    5.97%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities
 Fund                                                                                     -30.10% -21.83%    51.78% -32.73%   -9.01%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                    45.01%  -3.83%   13.91%    22.06%    12.38%   7.99%    22.02%  -3.34%  -16.84%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation Fund        6.76%  24.61%  -4.19%   21.05%    17.40%    14.13%   5.05%    21.34%  -0.95%  -10.85%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund              5.81%  32.41%  -3.44%   23.72%    20.92%    10.49%  -0.02%    27.52%   6.11%   -2.30%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                                             20.40%    26.34% -17.48%  -25.45%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Funds                                                                27.43%    19.19% -10.14%  -13.87%
------------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                               -24.35%  -49.37%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                                -2.56%  -27.36%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                  30.71%    -2.44%  15.18%   124.25% -28.57%  -22.06%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                        8.37%    8.00%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                                                   45.16%    28.14%   7.61%    23.84%  -9.08%   10.27%
------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.00% or 1.25% (depending on contract form) on an annual basis, and, for some contracts, a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:
    The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2001:

EXAMPLE FOR THE BIG EDGE:
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: $1.000000 Value of the same account (excluding capital changes) at the end of the 7-day period:......
Calculation:                                             1.000145
   Ending account value..........................        1.000145
   Less beginning account value..................        1.000000
   Net change in account value...................        0.000145
Base period return:
   (net change/beginning account value)..........        0.000145
Current yield = return x (365/7) =...............           0.76%
Effective yield = [(1 + return)(365/7)] -1 =.....           0.76%

EXAMPLE FOR GROUP STRATEGIC EDGE, BIG EDGE PLUS:
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......        1.000096
Calculation:
   Ending account value..........................        1.000096
   Less beginning account value..................        1.000000
   Net change in account value...................        0.000096
Base period return:
   (net change/beginning account value)..........        0.000096
Current yield = return x (365/7) =...............           0.50%
Effective yield = [(1 + return)(365/7)] -1 =.....           0.50%

EXAMPLE FOR THE BIG EDGE CHOICE FOR NEW YORK
   (REFLECTS DAILY ADMINISTRATIVE FEE):
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......        1.000071
Calculation:
   Ending account value..........................        1.000071
   Less beginning account value..................        1.000000
   Net change in account value...................        0.000071
Base period return:
   (net change/beginning account value)..........        0.000071
Current yield = return x (365/7) =...............           0.37%
Effective yield = [(1 + return)(365/7)] -1 =.....           0.37%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

 (1) We assume a hypothetical $1,000 initial investment in the subaccount;

 (2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

 (3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

 (4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

     II       =     a hypothetical initial payment of $1,000
     R        =     average annual total return for the period
     n        =     number of years in the period
     ERV      =     ending redeemable value of the hypothetical
                    $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barrons
    Business Week
    Changing Times
    Forbes
    Fortune
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Financial World
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index

    The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS

--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity with 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account (The Big Edge, The Big Edge Plus(R) and Group Strategic Edge(R)) and Phoenix Life Variable Accumulation Account (The Big Edge Choice(R) for New York) as of December 31, 2001, and the results of its operations and its changes in net assets for the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.


    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.











--------------------------------------------------------------------------------
(1)The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2)The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3)Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4)The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------



        THE BIG EDGE

        THE BIG EDGE PLUS(R)

        GROUP STRATEGIC EDGE(R)



                         PHOENIX LIFE INSURANCE
                         VARIABLE ACCUMULATION ACCOUNT
                         DECEMBER 31, 2001












                       [LOGO] PHOENIX WEALTH MANAGEMENT(R)

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001


                                            PHOENIX-ABERDEEN INTERNATIONAL    PHOENIX-ABERDEEN NEW ASIA
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $   2,434,284   $  76,398,580   $      48,880   $   4,773,028
                                            =============   =============   =============   =============
        Investments at market               $   2,379,836   $  66,240,197   $      37,666   $   3,532,882
                                            -------------   -------------   -------------   -------------
                Total assets                    2,379,836      66,240,197          37,666       3,532,882
LIABILITIES
        Accrued expenses to related party           1,984          70,728              36           4,064
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $   2,377,852   $  66,169,469   $      37,630   $   3,528,818
                                            =============   =============   =============   =============
Accumulation units outstanding                  1,303,198      37,323,663          47,912       4,547,088
                                            =============   =============   =============   =============
Unit value                                  $    1.824634   $    1.772861   $    0.785411   $    0.776061
                                            =============   =============   =============   =============

                                                                              PHOENIX-ALLIANCE/BERNSTEIN
                                              PHOENIX-AIM MID-CAP EQUITY            GROWTH + VALUE
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $          --   $   3,226,788   $      45,682   $   2,603,712
                                            =============   =============   =============   =============
        Investments at market               $          --   $   3,434,063   $      46,256   $   2,777,739
                                            -------------   -------------   -------------   -------------
                Total assets                           --       3,434,063          46,256       2,777,739
LIABILITIES
        Accrued expenses to related party              --           3,739              40           3,024
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $          --   $   3,430,324   $      46,216   $   2,774,715
                                            =============   =============   =============   =============
Accumulation units outstanding                         --       3,226,339          43,256       2,598,075
                                            =============   =============   =============   =============
Unit value                                  $          --   $    1.063225   $    1.068453   $    1.067989
                                            =============   =============   =============   =============

                                                                                   PHOENIX-DEUTSCHE
                                                PHOENIX-DEUTSCHE DOW 30           NASDAQ-100 INDEX(R)
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $     216,934   $  11,916,885   $     109,635   $   8,049,814
                                            =============   =============   =============   =============
        Investments at market               $     201,010   $  10,838,381   $      62,310   $   4,206,081
                                            -------------   -------------   -------------   -------------
                Total assets                      201,010      10,838,381          62,310       4,206,081
LIABILITIES
        Accrued expenses to related party             175          11,108              52           4,385
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $     200,835   $  10,827,273   $      62,258   $   4,201,696
                                            =============   =============   =============   =============
Accumulation units outstanding                    214,071      12,203,608         148,037      10,106,109
                                            =============   =============   =============   =============
Unit value                                  $    0.938170   $    0.887219   $    0.420556   $    0.415758
                                            =============   =============   =============   =============

                                                 PHOENIX-DUFF & PHELPS
                                                REAL ESTATE SECURITIES     PHOENIX-ENGEMANN CAPITAL GROWTH
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $     148,241   $   8,549,437   $  22,818,703   $ 460,168,710
                                            =============   =============   =============   =============
        Investments at market               $     200,093   $  12,857,342   $  29,448,945   $ 425,312,077
                                            -------------   -------------   -------------   -------------
                Total assets                      200,093      12,857,342      29,448,945     425,312,077
LIABILITIES
        Accrued expenses to related party             184          13,654          25,152         455,736
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $     199,909   $  12,843,688   $  29,423,793   $ 424,856,341
                                            =============   =============   =============   =============
Accumulation units outstanding                     98,204       6,334,551       3,054,688      45,770,680
                                            =============   =============   =============   =============
Unit value                                  $    2.035646   $    2.027561   $    9.632257   $    9.282201
                                            =============   =============   =============   =============

                                                                                   PHOENIX-ENGEMANN
                                             PHOENIX-ENGEMANN NIFTY FIFTY       SMALL & MID-CAP GROWTH
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $     506,218   $  14,709,854   $     108,044   $   6,838,962
                                            =============   =============   =============   =============
        Investments at market               $     345,908   $  10,478,803   $      82,268   $   4,774,295
                                            -------------   -------------   -------------   -------------
                Total assets                      345,908      10,478,803          82,268       4,774,295
LIABILITIES
        Accrued expenses to related party             291          11,377              66           4,891
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $     345,617   $  10,467,426   $      82,202   $   4,769,404
                                            =============   =============   =============   =============
Accumulation units outstanding                    407,435      12,424,070         149,747       7,809,555
                                            =============   =============   =============   =============
Unit value                                  $    0.848255   $    0.842492   $    0.548934   $    0.610714
                                            =============   =============   =============   =============

                                                   PHOENIX-FEDERATED
                                                    U.S. GOV'T BOND         PHOENIX-GOODWIN MONEY MARKET
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $       1,730   $   7,191,405   $   5,209,582   $  61,195,661
                                            =============   =============   =============   =============
        Investments at market               $       1,750   $   7,594,263   $   5,209,582   $  61,195,661
                                            -------------   -------------   -------------   -------------
                Total assets                        1,750       7,594,263       5,209,582      61,195,661
LIABILITIES
        Accrued expenses to related party               1           8,194           4,420          66,884
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $       1,749   $   7,586,069   $   5,205,162   $  61,128,777
                                            =============   =============   =============   =============
Accumulation units outstanding                      1,523       6,333,463       2,017,443      24,588,508
                                            =============   =============
Unit value                                  $    1.148411   $    1.197776   $    2.580079   $    2.486071
                                            =============   =============   =============   =============


                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                                   (CONTINUED)


                                                   PHOENIX-GOODWIN
                                              MULTI-SECTOR FIXED INCOME    PHOENIX-HOLLISTER VALUE EQUITY
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $   6,656,511   $  69,411,853   $     688,432   $  20,310,860
                                            =============   =============   =============   =============
        Investments at market               $   5,829,756   $  61,172,935   $     626,753   $  19,318,695
                                            -------------   -------------   -------------   -------------
                Total assets                    5,829,756      61,172,935         626,753      19,318,695
LIABILITIES
        Accrued expenses to related party           5,013          65,191             529          20,074
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $   5,824,743   $  61,107,744   $     626,224   $  19,298,621
                                            =============   =============   =============   =============
Accumulation units outstanding                  1,283,635      13,969,173         460,254      13,552,546
                                            =============   =============   =============   =============
Unit value                                  $    4.537693   $    4.374471   $    1.360606   $    1.423985
                                            =============   =============   =============   =============

                                             PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
                                                             SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        SIP
                                            ---------------------------------------------
ASSETS
        Investments at cost                 $   1,303,287   $  17,836,992   $   6,190,075
                                            =============   =============   =============
        Investments at market               $   1,252,973   $  19,229,770   $   5,536,098
                                            -------------   -------------   -------------
                Total assets                    1,252,973      19,229,770       5,536,098
LIABILITIES
        Accrued expenses to related party           1,113          20,410              54
                                            -------------   -------------   -------------
NET ASSETS                                  $   1,251,860   $  19,209,360   $   5,536,044
                                            =============   =============   =============
Accumulation units outstanding                  1,046,796      15,727,175         493,216
                                            =============   =============   =============
Unit value                                  $    1.195897   $    1.221412   $   11.216439
                                            =============   =============   =============

                                              PHOENIX-JANUS CORE EQUITY     PHOENIX-JANUS FLEXIBLE INCOME
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $     113,289   $   5,417,740   $     192,582   $   9,166,507
                                            =============   =============   =============   =============
        Investments at market               $      94,179   $   4,519,273   $     190,178   $   9,287,908
                                            -------------   -------------   -------------   -------------
                Total assets                       94,179       4,519,273         190,178       9,287,908
LIABILITIES
        Accrued expenses to related party              83           5,646             173           9,832
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $      94,096   $   4,513,627   $     190,005   $   9,278,076
                                            =============   =============   =============   =============
Accumulation units outstanding                    113,192       5,274,167         172,664       8,337,783
                                            =============   =============   =============   =============
Unit value                                  $    0.831290   $    0.855799   $    1.100430   $    1.112775
                                            =============   =============   =============   =============

                                                                                     PHOENIX-MFS
                                                 PHOENIX-JANUS GROWTH           INVESTORS GROWTH STOCK
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $   1,362,539   $  22,693,652   $          --   $   3,349,042
                                            =============   =============   =============   =============
        Investments at market               $     882,344   $  15,066,166   $          --   $   3,557,423
                                            -------------   -------------   -------------   -------------
                Total assets                      882,344      15,066,166              --       3,557,423
LIABILITIES
        Accrued expenses to related party             747          16,092              --           3,746
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $     881,597   $  15,050,074   $          --   $   3,553,677
                                            =============   =============   =============   =============
Accumulation units outstanding                  1,313,581      21,535,516              --       3,331,724
                                            =============   =============   -------------   =============
Unit value                                  $    0.671140   $    0.698849   $          --   $    1.066618
                                            =============   =============   =============   =============

                                             PHOENIX-MFS INVESTORS TRUST          PHOENIX-MFS VALUE
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $          --   $   3,015,148   $      45,714   $   3,274,941
                                            =============   =============   =============   =============
        Investments at market               $          --   $   3,142,757   $      46,584   $   3,446,897
                                            -------------   -------------   -------------   -------------
                Total assets                           --       3,142,757          46,584       3,446,897
LIABILITIES
        Accrued expenses to related party              --           3,411              40           3,738
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $          --   $   3,139,346   $      46,544   $   3,443,159
                                            =============   =============   =============   =============
Accumulation units outstanding                         --       3,017,949          44,099       3,263,688
                                            =============   =============   =============   =============
Unit value                                  $          --   $    1.040225   $    1.055449   $    1.054990
                                            =============   =============   =============   =============

                                                    PHOENIX-MORGAN
                                                 STANLEY FOCUS EQUITY         PHOENIX-OAKHURST BALANCED
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $       5,421   $   5,320,980   $   3,156,625   $ 113,329,592
                                            =============   =============   =============   =============
        Investments at market               $       3,991   $   4,184,921   $   3,777,312   $ 129,203,508
                                            -------------   -------------   -------------   -------------
        Total assets                                3,991       4,184,921       3,777,312     129,203,508
LIABILITIES
        Accrued expenses to related party               4           4,402           3,184         137,146
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $       3,987   $   4,180,519   $   3,774,128   $ 129,066,362
                                            =============   =============   =============   =============
Accumulation units outstanding                      5,482       5,471,331       1,634,396      57,256,150
                                            =============   =============   =============   =============
Unit value                                  $    0.727361   $    0.764077   $    2.309186   $    2.254191
                                            =============   =============   =============   =============


                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                                   (CONTINUED)


                                                   PHOENIX-OAKHURST                PHOENIX-OAKHURST
                                                  GROWTH AND INCOME              STRATEGIC ALLOCATION
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $     830,716   $  21,862,624   $  33,386,028   $ 166,986,897
                                            =============   =============   =============   =============
        Investments at market               $     856,085   $  23,240,827   $  45,001,608   $ 177,296,074
                                            -------------   -------------   -------------   -------------
                Total assets                      856,085      23,240,827      45,001,608     177,296,074
LIABILITIES
        Accrued expenses to related party             757          24,553          38,124         188,271
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $     855,328   $  23,216,274   $  44,963,484   $ 177,107,803
                                            =============   =============   =============   =============
Accumulation units outstanding                    735,213      20,147,245       7,478,174      30,578,754
                                            =============   =============   =============   =============
Unit value                                  $    1.163375   $    1.152330   $    6.012629   $    5.791858
                                            =============   =============   =============   =============

                                                   PHOENIX-SANFORD                 PHOENIX-SANFORD
                                                BERNSTEIN GLOBAL VALUE          BERNSTEIN MID-CAP VALUE
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $       1,619   $   7,251,719   $     371,782   $  11,867,090
                                            =============   =============   =============   =============
        Investments at market               $       1,586   $   6,937,296   $     421,725   $  13,449,658
                                            -------------   -------------   -------------   -------------
        Total assets                                1,586       6,937,296         421,725      13,449,658
LIABILITIES
        Accrued expenses to related party               2           7,295             404          13,595
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $       1,584   $   6,930,001   $     421,321   $  13,436,063
                                            =============   =============   =============   =============
Accumulation units outstanding                      1,635       7,228,502         392,090      12,331,815
                                            =============   =============   =============   =============
Unit value                                  $    0.968898   $    0.958705   $    1.074551   $    1.089546
                                            =============   =============   =============   =============

                                                   PHOENIX-SANFORD
                                               BERNSTEIN SMALL-CAP VALUE    PHOENIX-SENECA MID-CAP GROWTH
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $     145,516   $   5,535,725   $   1,524,255   $  20,441,132
                                            =============   =============   =============   =============
        Investments at market               $     155,251   $   6,215,936   $   1,049,829   $  16,311,636
                                            -------------   -------------   -------------   -------------
                Total assets                      155,251       6,215,936       1,049,829      16,311,636
LIABILITIES
        Accrued expenses to related party             142           6,469             843          17,570
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $     155,109   $   6,209,467   $   1,048,986   $  16,294,066
                                            =============   =============   =============   =============
Accumulation units outstanding                    143,005       5,110,097         803,067      11,318,129
                                            =============   =============   =============   =============
Unit value                                  $    1.084641   $    1.215139   $    1.306225   $    1.439643
                                            =============   =============   =============   =============

                                           PHOENIX-SENECA STRATEGIC THEME   AIM V.I. CAPITAL APPRECIATION
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $   3,395,568   $  50,914,085   $       3,002   $      97,915
                                            =============   =============   =============   =============
        Investments at market               $   2,186,824   $  41,141,550   $       2,625   $      85,565
                                            -------------   -------------   -------------   -------------
                Total assets                    2,186,824      41,141,550           2,625          85,565
LIABILITIES
        Accrued expenses to related party           1,840          43,682               2              93
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $   2,184,984   $  41,097,868   $       2,623   $      85,472
                                            =============   =============   =============   =============
Accumulation units outstanding                  1,251,388      23,730,604           2,831          98,830
                                            =============   =============   =============   =============
Unit value                                  $    1.746048   $    1.731851   $    0.926506   $    0.864839
                                            =============   =============   =============   =============

                                                                                    ALGER AMERICAN
                                                    AIM V.I. VALUE            LEVERAGED ALLCAP PORTFOLIO
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $      52,737   $   1,337,147   $     280,130   $   2,635,609
                                            =============   =============   =============   =============
        Investments at market               $      46,437   $   1,347,606   $     197,792   $   2,295,133
                                            -------------   -------------   -------------   -------------
                Total assets                       46,437       1,347,606         197,792       2,295,133
LIABILITIES
        Accrued expenses to related party              40           1,385             182           2,361
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $      46,397   $   1,346,221   $     197,610   $   2,292,772
                                            =============   =============   =============   =============
Accumulation units outstanding                     52,043       1,384,144         319,834       3,548,441
                                            =============   =============   =============   =============
Unit value                                  $    0.891508   $    0.972602   $    0.617853   $    0.646135
                                            =============   =============   =============   =============

                                                     DEUTSCHE VIT
                                                EAFE(R) EQUITY INDEX        DEUTSCHE VIT EQUITY 500 INDEX
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $     101,189   $   1,424,457   $          --   $     160,758
                                            =============   =============   =============   =============
        Investments at market               $      87,020   $     994,228   $          --   $     160,804
                                            -------------   -------------   -------------   -------------
                Total assets                       87,020         994,228              --         160,804
LIABILITIES
        Accrued expenses to related party              74           1,132              --             171
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $      86,946   $     993,096   $          --   $     160,633
                                            =============   =============   =============   =============
Accumulation units outstanding                    120,089       1,334,668              --         152,382
                                            =============   =============   =============   =============
Unit value                                  $    0.724013   $    0.744077   $          --   $    1.054148
                                            =============   =============   =============   =============


                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                                   (CONTINUED)


                                                  FEDERATED FUND FOR                  FEDERATED
                                               U.S. GOV'T SECURITIES II        HIGH INCOME BOND FUND II
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $     278,028   $   9,902,188   $     591,468   $   2,762,504
                                            =============   =============   =============   =============
        Investments at market               $     283,761   $  10,189,999   $     571,865   $   2,551,344
                                            -------------   -------------   -------------   -------------
                Total assets                      283,761      10,189,999         571,865       2,551,344
LIABILITIES
        Accrued expenses to related party             265          11,027             490           2,774
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $     283,496   $  10,178,972   $     571,375   $   2,548,570
                                            =============   =============   =============   =============
Accumulation units outstanding                    242,762       8,843,851         608,182       2,813,259
                                            =============   =============   =============   =============
Unit value                                  $    1.167793   $    1.150966   $    0.939481   $    0.905914
                                            =============   =============   =============   =============

                                                                                         VIP
                                             VIP CONTRAFUND(R) PORTFOLIO    GROWTH OPPORTUNITIES PORTFOLIO
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $     140,313   $   2,820,876   $      58,688   $     689,118
                                            =============   =============   =============   =============
        Investments at market               $     117,180   $   2,717,497   $      45,075   $     648,487
                                            -------------   -------------   -------------   -------------
                Total assets                      117,180       2,717,497          45,075         648,487
LIABILITIES
        Accrued expenses to related party             105           2,820              41             677
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $     117,075   $   2,714,677   $      45,034   $     647,810
                                            =============   =============   =============   =============
Accumulation units outstanding                    144,251       3,390,082          62,035         920,170
                                            =============   =============   =============   =============
Unit value                                  $    0.811604   $    0.800770   $    0.725942   $    0.704012
                                            =============   =============   =============   =============

                                                 VIP GROWTH PORTFOLIO         MUTUAL SHARES SECURITIES
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $     267,699   $   3,536,892   $     189,985   $   4,376,659
                                            =============   =============   =============   =============
        Investments at market               $     210,912   $   3,274,063   $     178,496   $   4,297,051
                                            -------------   -------------   -------------   -------------
                Total assets                      210,912       3,274,063         178,496       4,297,051
LIABILITIES
        Accrued expenses to related party             185           3,467             157           4,510
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $     210,727   $   3,270,596   $     178,339   $   4,292,541
                                            =============   =============   =============   =============
Accumulation units outstanding                    306,781       4,742,730         175,268       3,338,350
                                            =============   =============   =============   =============
Unit value                                  $    0.686898   $    0.689602   $    1.017526   $    1.285827
                                            =============   =============   =============   =============

                                                                                      TEMPLETON
                                              TEMPLETON ASSET STRATEGY      DEVELOPING MARKETS SECURITIES
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $      26,487   $   5,204,730   $     573,352   $   3,029,430
                                            =============   =============   =============   =============
        Investments at market               $      19,675   $   3,633,470   $     264,629   $   1,443,190
                                            -------------   -------------   -------------   -------------
                Total assets                       19,675       3,633,470         264,629       1,443,190
LIABILITIES
        Accrued expenses to related party              20           3,916             215           1,544
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $      19,655   $   3,629,554   $     264,414   $   1,441,646
                                            =============   =============   =============   =============
Accumulation units outstanding                     16,908       3,026,545         538,588       3,008,456
                                            =============   =============   =============   =============
Unit value                                  $    1.162428   $    1.199240   $    0.490940   $    0.479198
                                            =============   =============   =============   =============

                                                                                      TEMPLETON
                                             TEMPLETON GROWTH SECURITIES       INTERNATIONAL SECURITIES
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $     243,649   $   7,792,920   $     256,689   $   9,599,291
                                            =============   =============   =============   =============
        Investments at market               $     203,110   $   6,866,640   $     160,027   $   6,072,478
                                            -------------   -------------   -------------   -------------
                Total assets                      203,110       6,866,640         160,027       6,072,478
LIABILITIES
        Accrued expenses to related party             181           7,349             151           6,529
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $     202,929   $   6,859,291   $     159,876   $   6,065,949
                                            =============   =============   =============   =============
Accumulation units outstanding                    144,343       4,933,563         154,973       5,377,596
                                            =============   =============   =============   =============
Unit value                                  $    1.405881   $    1.390332   $    1.031634   $    1.128004
                                            =============   =============   =============   =============

                                                TECHNOLOGY PORTFOLIO             WANGER FOREIGN FORTY
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $   1,396,907   $  20,120,573   $     219,894   $   4,242,686
                                            =============   =============   =============   =============
        Investments at market               $     439,815   $   6,385,250   $     123,055   $   3,004,247
                                            -------------   -------------   -------------   -------------
                Total assets                      439,815       6,385,250         123,055       3,004,247
LIABILITIES
        Accrued expenses to related party             348           6,921              98           3,170
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $     439,467   $   6,378,329   $     122,957   $   3,001,077
                                            =============   =============   =============   =============
Accumulation units outstanding                  1,112,304      15,581,905         169,883       2,342,589
                                            =============   =============   =============   =============
Unit value                                  $    0.395096   $    0.409342   $    0.723775   $    1.281094
                                            =============   =============   =============   =============


                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                                   (CONTINUED)


                                           WANGER INTERNATIONAL SMALL-CAP            WANGER TWENTY
                                                      SUBACCOUNT                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                            -----------------------------   -----------------------------
ASSETS
        Investments at cost                 $   2,466,274   $  63,457,984   $     135,330   $   3,351,990
                                            =============   =============   =============   =============
        Investments at market               $   2,235,081   $  62,586,130   $     158,825   $   4,216,621
                                            -------------   -------------   -------------   -------------
                Total assets                    2,235,081      62,586,130         158,825       4,216,621
LIABILITIES
        Accrued expenses to related party           1,829          67,441             153           4,370
                                            -------------   -------------   -------------   -------------
NET ASSETS                                  $   2,233,252   $  62,518,689   $     158,672   $   4,212,251
                                            =============   =============   =============   =============
Accumulation units outstanding                    982,534      25,932,434         124,940       2,723,608
                                            =============   =============   =============   =============
Unit value                                  $    2.272952   $    2.410830   $    1.269986   $    1.546570
                                            =============   =============   =============   =============

                                                WANGER U.S. SMALL-CAP
                                                      SUBACCOUNT
                                                 VA1       VA2, VA3 & GSE
                                            -----------------------------
ASSETS
        Investments at cost                 $   1,572,969   $  84,005,575
                                            =============   =============
        Investments at market               $   2,724,244   $ 134,871,569
                                            -------------   -------------
                Total assets                    2,724,244     134,871,569
LIABILITIES
        Accrued expenses to related party           2,244         139,565
                                            -------------   -------------
NET ASSETS                                  $   2,722,000   $ 134,732,004
                                            =============   =============
Accumulation units outstanding                    946,032      47,608,599
                                            =============   =============
Unit value                                  $    2.877281   $    2.829993
                                            =============   =============


                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                   PHOENIX-ABERDEEN INTERNATIONAL      PHOENIX-ABERDEEN NEW ASIA
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $          --   $          --     $         945   $      82,119
Expenses
        Mortality, expense risk and administrative charges                30,060       1,027,451               449          46,717
                                                                   -------------   -------------     -------------   -------------
Net investment income (loss)                                             (30,060)     (1,027,451)              496          35,402
                                                                   -------------   -------------     -------------   -------------
Net realized gain (loss) from share transactions                         (66,062)     (3,006,464)           (1,432)       (235,463)
Net realized gain distribution from Fund                                  83,682       2,242,172                --              --
Net unrealized appreciation (depreciation) on investment                (953,474)    (24,332,568)              229         156,530
                                                                   -------------   -------------     -------------   -------------
Net gain (loss) on investment                                           (935,854)    (25,096,860)           (1,203)        (78,933)
Net increase (decrease) in net assets resulting from operations    $    (965,914)  $ (26,124,311)    $        (707)  $     (43,531)
                                                                   =============   =============     =============   =============
                                                                                                      PHOENIX-ALLIANCE/BERNSTEIN
                                                                     PHOENIX-AIM MID-CAP EQUITY             GROWTH + VALUE
                                                                             SUBACCOUNT                       SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE(9)      VA1(11)   VA2, VA3 & GSE(9)
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $          --   $          --     $          52   $       3,114
Expenses
        Mortality, expense risk and administrative charges                    --           7,170                40           5,888
                                                                   -------------   -------------     -------------   -------------
Net investment income (loss)                                                  --          (7,170)               12          (2,774)
                                                                   -------------   -------------     -------------   -------------
Net realized gain (loss) from share transactions                              --              37                --               2
Net realized gain distribution from Fund                                      --              --                --              --
Net unrealized appreciation (depreciation) on investment                      --         207,275               574         174,027
                                                                   -------------   -------------     -------------   -------------
Net gain (loss) on investment                                                 --         207,312               574         174,029
Net increase (decrease) in net assets resulting from operations    $          --   $     200,142     $         586   $     171,255
                                                                   =============   =============     =============   =============

                                                                                                            PHOENIX-DEUTSCHE
                                                                       PHOENIX-DEUTSCHE DOW 30             NASDAQ-100 INDEX(R)
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1(2)    VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $       2,230   $     114,117     $          --   $          --
Expenses
        Mortality, expense risk and administrative charges                 1,270         129,690               916          49,737
                                                                   -------------   -------------     -------------   -------------
Net investment income (loss)                                                 960         (15,573)             (916)        (49,737)
                                                                   -------------   -------------     -------------   -------------
Net realized gain (loss) from share transactions                          (4,560)        (15,756)          (51,679)        (38,769)
Net realized gain distribution from Fund                                   3,353         161,574                --              --
Net unrealized appreciation (depreciation) on investment                 (15,924)       (863,822)          (33,522)     (1,694,949)
                                                                   -------------   -------------     -------------   -------------
Net gain (loss) on investment                                            (17,131)       (718,004)          (85,201)     (1,733,718)
Net increase (decrease) in net assets resulting from operations    $     (16,171)  $    (733,577)    $     (86,117)  $  (1,783,455)
                                                                   =============   =============     =============   =============

                                                                      PHOENIX-DUFF & PHELPS
                                                                     REAL ESTATE SECURITIES         PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                           SUBACCOUNT                          SUBACCOUNT
                                                                      VA1       VA2, VA3 & GSE            VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $       8,152   $     502,554     $      23,999   $     349,711
Expenses
        Mortality, expense risk and administrative charges                 2,326         158,241           379,945       6,975,909
                                                                   -------------   -------------     -------------   -------------
Net investment income (loss)                                               5,826         344,313          (355,946)     (6,626,198)
                                                                   -------------   -------------     -------------   -------------
Net realized gain (loss) from share transactions                             283           6,188         2,815,385     (11,656,396)
Net realized gain distribution from Fund                                      --              --           770,028      11,572,718
Net unrealized appreciation (depreciation) on investment                  (2,605)        288,771       (22,192,351)   (274,859,544)
                                                                   -------------   -------------     -------------   -------------
Net gain (loss) on investment                                             (2,322)        294,959       (18,606,938)   (274,943,222)
Net increase (decrease) in net assets resulting from operations    $       3,504   $     639,272     $ (18,962,884)  $(281,569,420)
                                                                   =============   =============     =============   =============



                                                                                                            PHOENIX-ENGEMANN
                                                                    PHOENIX-ENGEMANN NIFTY FIFTY         SMALL & MID-CAP GROWTH
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $          --   $          --     $          61   $       1,818
Expenses
        Mortality, expense risk and administrative charges                 4,322         166,691             1,216          51,422
                                                                   -------------   -------------     -------------   -------------
Net investment income (loss)                                              (4,322)       (166,691)           (1,155)        (49,604)
                                                                   -------------   -------------     -------------   -------------
Net realized gain (loss) from share transactions                         (50,818)     (1,947,721)          (78,410)        (63,579)
Net realized gain distribution from Fund                                      --              --                --              --
Net unrealized appreciation (depreciation) on investment                (158,462)     (4,961,256)           20,672      (1,213,701)
                                                                   -------------   -------------     -------------   -------------
Net gain (loss) on investment                                           (209,280)     (6,908,977)          (57,738)     (1,277,280)
Net increase (decrease) in net assets resulting from operations    $    (213,602)  $  (7,075,668)    $     (58,893)  $  (1,326,884)
                                                                   =============   =============     =============   =============

                                                                          PHOENIX-FEDERATED
                                                                           U.S. GOV'T BOND           PHOENIX-GOODWIN MONEY MARKET
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $         330   $     375,126     $     211,687   $   2,180,246
Expenses
        Mortality, expense risk and administrative charges                    75          99,242            57,972         747,477
                                                                   -------------   -------------     -------------   -------------
Net investment income (loss)                                                 255         275,884           153,715       1,432,769
                                                                   -------------   -------------     -------------   -------------
Net realized gain (loss) from share transactions                             504          (3,875)               --              --
Net realized gain distribution from Fund                                      48         203,665                --              --
Net unrealized appreciation (depreciation) on investment                    (758)       (199,424)               --              --
                                                                   -------------   -------------     -------------   -------------
Net gain (loss) on investment                                               (206)            366                --              --
Net increase (decrease) in net assets resulting from operations    $          49   $     276,250     $     153,715   $   1,432,769
                                                                   =============   =============     =============   =============


                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                          PHOENIX-GOODWIN
                                                                     MULTI-SECTOR FIXED INCOME      PHOENIX-HOLLISTER VALUE EQUITY
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------

Investment income
        Distributions                                              $    431,750     $  5,126,836     $      4,377     $    142,366
Expenses
        Mortality, expense risk and administrative charges               56,444          819,650            5,151          223,754
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                            375,306        4,307,186             (774)         (81,388)
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                        (19,552)        (526,654)         (13,657)            (215)
Net realized gain distribution from Fund                                     --               --            2,859          124,479
Net unrealized appreciation (depreciation) on investment                (44,102)        (763,855)         (95,503)      (3,686,601)
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                           (63,654)      (1,290,509)        (106,301)      (3,562,337)
Net increase (decrease) in net assets resulting from operations    $    311,652     $  3,016,677     $   (107,075)    $ (3,643,725)
                                                                   ============     ============     ============     ============

                                                                    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
                                                                                    SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE         SIP
                                                                   ----------------------------------------------
Investment income
        Distributions                                              $      9,416     $    148,388     $     37,368
Expenses
        Mortality, expense risk and administrative charges               13,464          272,074               54
                                                                   ------------     ------------     ------------
Net investment income (loss)                                             (4,048)        (123,686)          37,314
                                                                   ------------     ------------     ------------
Net realized gain (loss) from share transactions                        (27,394)        (463,162)         (17,816)
Net realized gain distribution from Fund                                  8,791          138,851           31,770
Net unrealized appreciation (depreciation) on investment               (171,645)      (2,872,651)        (674,671)
                                                                   ------------     ------------     ------------
Net gain (loss) on investment                                          (190,248)      (3,196,962)        (660,717)
Net increase (decrease) in net assets resulting from operations    $   (194,296)    $ (3,320,648)    $   (623,403)
                                                                    ============     ============     ============

                                                                     PHOENIX-JANUS CORE EQUITY     PHOENIX-JANUS FLEXIBLE INCOME
                                                                             SUBACCOUNT                      SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                                   -----------------------------   -----------------------------
Investment income
        Distributions                                              $        626     $     36,356     $      6,396     $    396,490
Expenses
        Mortality, expense risk and administrative charges                1,041           69,191            1,135          102,270
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                               (415)         (32,835)           5,261          294,220
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                         (2,929)        (141,117)            (111)             237
Net realized gain distribution from Fund                                     --               --            1,400           66,650
Net unrealized appreciation (depreciation) on investment                (13,269)        (601,642)          (2,463)          72,007
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                           (16,198)        (742,759)          (1,174)         138,894
Net increase (decrease) in net assets resulting from operations    $    (16,613)    $   (775,594)    $      4,087     $    433,114
                                                                   ============     ============     ============     ============

                                                                                                              PHOENIX-MFS
                                                                        PHOENIX-JANUS GROWTH             INVESTORS GROWTH STOCK
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1      VA2, VA3 & GSE(9)
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $         --     $         --     $         --     $         --
Expenses
        Mortality, expense risk and administrative charges               11,000          206,084               --            7,209
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                            (11,000)        (206,084)              --           (7,209)
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                       (101,388)        (333,687)              --                5
Net realized gain distribution from Fund                                     --               --               --               --
Net unrealized appreciation (depreciation) on investment               (232,648)      (4,510,193)              --          208,381
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                          (334,036)      (4,843,880)              --          208,386
Net increase (decrease) in net assets resulting from operations    $   (345,036)    $ (5,049,964)    $         --     $    201,177
                                                                   ============     ============     ============     ============

                                                                    PHOENIX-MFS INVESTORS TRUST            PHOENIX-MFS VALUE
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE(9)       VA1(11)  VA2, VA3 & GSE(9)
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $         --     $         --     $         84     $      6,195
Expenses
        Mortality, expense risk and administrative charges                   --            6,780               40            7,231
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                                 --           (6,780)              44           (1,036)
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                             --               34               --               31
Net realized gain distribution from Fund                                     --               --               --               --
Net unrealized appreciation (depreciation) on investment                     --          127,609              870          171,956
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                                --          127,643              870          171,987
Net increase (decrease) in net assets resulting from operations    $         --     $    120,863     $        914     $    170,951
                                                                   ============     ============     ============     ============

                                                                           PHOENIX-MORGAN
                                                                        STANLEY FOCUS EQUITY           PHOENIX-OAKHURST BALANCED
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $         --     $         --     $    102,378     $  3,637,230
Expenses
        Mortality, expense risk and administrative charges                   60           54,738           39,492        1,745,496
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                                (60)         (54,738)          62,886        1,891,734
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                         (3,098)        (125,710)          (9,023)         (83,972)
Net realized gain distribution from Fund                                     --               --           77,304        2,749,684
Net unrealized appreciation (depreciation) on investment                  1,991         (653,085)         (80,676)      (3,076,922)
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                            (1,107)        (778,795)         (12,395)        (411,210)
Net increase (decrease) in net assets resulting from operations    $     (1,167)    $   (833,533)    $     50,491     $  1,480,524
                                                                   ============     ============     ============     ============


                       See Notes to Financial Statements
                                      SA-7

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                          PHOENIX-OAKHURST                  PHOENIX-OAKHURST
                                                                         GROWTH AND INCOME                STRATEGIC ALLOCATION
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $      4,356     $    120,002     $  1,189,384     $  4,789,366
Expenses
        Mortality, expense risk and administrative charges                8,834          319,009          481,486        2,432,579
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                             (4,478)        (199,007)         707,898        2,356,787
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                             (4)        (261,685)          22,985          566,754
Net realized gain distribution from Fund                                  2,067           58,769          784,867        3,171,831
Net unrealized appreciation (depreciation) on investment                (76,638)      (2,208,469)      (1,262,807)      (5,489,458)
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                           (74,575)      (2,411,385)        (454,955)      (1,750,873)
Net increase (decrease) in net assets resulting from operations    $    (79,053)    $ (2,610,392)    $    252,943     $    605,914
                                                                   ============     ============     ============     ============

                                                                          PHOENIX-SANFORD                   PHOENIX-SANFORD
                                                                       BERNSTEIN GLOBAL VALUE            BERNSTEIN MID-CAP VALUE
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1(5)    VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $         14     $     62,166     $      4,701     $    143,193
Expenses
        Mortality, expense risk and administrative charges                    7           89,117            3,153          119,823
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                                  7          (26,951)           1,548           23,370
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                             --          (26,591)           4,396           81,934
Net realized gain distribution from Fund                                     10           44,325            1,782           56,519
Net unrealized appreciation (depreciation) on investment                    (33)        (615,751)          50,272        1,751,987
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                               (23)        (598,017)          56,450        1,890,440
Net increase (decrease) in net assets resulting from operations    $        (16)    $   (624,968)    $     57,998     $  1,913,810
                                                                   ============     ============     ============     ============

                                                                          PHOENIX-SANFORD
                                                                      BERNSTEIN SMALL-CAP VALUE      PHOENIX-SENECA MID-CAP GROWTH
                                                                             SUBACCOUNT                       SUBACCOUNT
                                                                        VA1(3)    VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $        910     $     36,795     $         --     $         --
Expenses
        Mortality, expense risk and administrative charges                1,121           57,296           11,803          235,081
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                               (211)         (20,501)         (11,803)        (235,081)
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                            881           (8,787)         (74,035)        (431,214)
Net realized gain distribution from Fund                                  1,695           68,583               --               --
Net unrealized appreciation (depreciation) on investment                  9,735          533,576         (306,659)      (5,494,341)
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                            12,311          593,372         (380,694)      (5,925,555)
Net increase (decrease) in net assets resulting from operations    $     12,100     $    572,871     $   (392,497)    $ (6,160,636)
                                                                   ============     ============     ============     ============

                                                                  PHOENIX-SENECA STRATEGIC THEME     AIM V.I. CAPITAL APPRECIATION
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1(8)   VA2, VA3 & GSE(6)
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $         --     $         --     $         --     $         --
Expenses
        Mortality, expense risk and administrative charges               26,646          649,980               10              503
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                            (26,646)        (649,980)             (10)            (503)
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                       (110,160)      (4,532,167)              (1)              78
Net realized gain distribution from Fund                                 74,949        1,464,713              211            6,876
Net unrealized appreciation (depreciation) on investment               (894,685)     (15,357,760)            (377)         (12,350)
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                          (929,896)     (18,425,214)            (167)          (5,396)
Net increase (decrease) in net assets resulting from operations    $   (956,542)    $(19,075,194)    $       (177)    $     (5,899)
                                                                   ============     ============     ============     ============

                                                                                                             ALGER AMERICAN
                                                                           AIM V.I. VALUE              LEVERAGED ALLCAP PORTFOLIO
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1(7)    VA2, VA3 & GSE(4)       VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $         62     $      1,654     $         --     $         --
Expenses
        Mortality, expense risk and administrative charges                  307            3,957            1,817           25,146
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                               (245)          (2,303)          (1,817)         (25,146)
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                            (13)            (232)          (2,964)        (388,464)
Net realized gain distribution from Fund                                    936           25,113            6,213           73,468
Net unrealized appreciation (depreciation) on investment                 (6,300)          10,459          (33,796)            (655)
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                            (5,377)          35,340          (30,547)        (315,651)
Net increase (decrease) in net assets resulting from operations    $     (5,622)    $     33,037     $    (32,364)    $   (340,797)
                                                                   ============     ============     ============     ============

                                                                            DEUTSCHE VIT
                                                                        EAFE(R) EQUITY INDEX         DEUTSCHE VIT EQUITY 500 INDEX
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1     VA2, VA3 & GSE(10)
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $         --     $         --     $         --     $         --
Expenses
        Mortality, expense risk and administrative charges                  460           12,936               --              203
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                               (460)         (12,936)              --             (203)
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                         (5,115)          (7,463)              --               --
Net realized gain distribution from Fund                                     --               --               --               --
Net unrealized appreciation (depreciation) on investment                 (6,324)        (291,992)              --               46
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                           (11,439)        (299,455)              --               46
Net increase (decrease) in net assets resulting from operations    $    (11,899)    $   (312,391)    $         --     $       (157)
                                                                   ============     ============     ============     ============


                       See Notes to Financial Statements
                                      SA-8

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                         FEDERATED FUND FOR                    FEDERATED
                                                                      U.S. GOV'T SECURITIES II          HIGH INCOME BOND FUND II
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $     17,922     $    182,579     $     32,973     $    193,007
Expenses
        Mortality, expense risk and administrative charges                2,938           81,507            4,288           25,934
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                             14,984          101,072           28,685          167,073
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                         (5,123)          (8,329)         (23,962)         (82,362)
Net realized gain distribution from Fund                                     --               --               --               --
Net unrealized appreciation (depreciation) on investment                  3,104          160,182          (14,840)        (150,029)
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                            (2,019)         151,853          (38,802)        (232,391)
Net increase (decrease) in net assets resulting from operations    $     12,965     $    252,925     $    (10,117)    $    (65,318)
                                                                   ============     ============     ============     ============

                                                                                                                  VIP
                                                                    VIP CONTRAFUND(R) PORTFOLIO      GROWTH OPPORTUNITIES PORTFOLIO
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $        831     $      9,867     $         --     $        721
Expenses
        Mortality, expense risk and administrative charges                1,235           28,717              450            4,963
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                               (404)         (18,850)            (450)          (4,242)
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                         (7,307)        (243,618)            (196)         (34,247)
Net realized gain distribution from Fund                                  3,326           39,469              107               --
Net unrealized appreciation (depreciation) on investment                (14,901)         (69,732)          (6,681)         (10,513)
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                           (18,882)        (273,881)          (6,770)         (44,760)
Net increase (decrease) in net assets resulting from operations    $    (19,286)    $   (292,731)    $     (7,220)    $    (49,002)
                                                                   ============     ============     ============     ============

                                                                        VIP GROWTH PORTFOLIO           MUTUAL SHARES SECURITIES
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1(1)    VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $         --     $         --     $      2,639     $     47,703
Expenses
        Mortality, expense risk and administrative charges                1,742           29,153            1,316           34,898
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                             (1,742)         (29,153)           1,323           12,805
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                         (7,732)        (414,200)            (605)          (9,066)
Net realized gain distribution from Fund                                 11,789          119,025            8,872          160,377
Net unrealized appreciation (depreciation) on investment                (32,308)         (48,081)         (11,489)        (147,655)
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                           (28,251)        (343,256)          (3,222)           3,656
Net increase (decrease) in net assets resulting from operations    $    (29,993)    $   (372,409)    $     (1,899)    $     16,461
                                                                   ============     ============     ============     ============

                                                                                                               TEMPLETON
                                                                     TEMPLETON ASSET STRATEGY        DEVELOPING MARKETS SECURITIES
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $        227     $     56,215     $      4,266     $     15,970
Expenses
        Mortality, expense risk and administrative charges                  394           53,509            4,142           24,347
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                               (167)           2,706              124           (8,377)
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                        (16,304)         (80,534)         (68,218)        (489,494)
Net realized gain distribution from Fund                                  1,624          402,661               --               --
Net unrealized appreciation (depreciation) on investment                 10,215         (858,685)            (799)         249,198
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                            (4,465)        (536,558)         (69,017)        (240,296)
Net increase (decrease) in net assets resulting from operations    $     (4,632)    $   (533,852)    $    (68,893)    $   (248,673)
                                                                   ============     ============     ============     ============


                                                                                                               TEMPLETON
                                                                    TEMPLETON GROWTH SECURITIES         INTERNATIONAL SECURITIES
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $     40,983     $  1,129,003     $      5,738     $    197,919
Expenses
        Mortality, expense risk and administrative charges                2,093           83,708            1,900           80,517
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                             38,890        1,045,295            3,838          117,402
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                         (1,145)           2,025           (2,273)         (87,893)
Net realized gain distribution from Fund                                  4,567          125,817           45,135        1,556,610
Net unrealized appreciation (depreciation) on investment                (47,113)      (1,317,627)         (82,084)      (2,894,248)
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                           (43,691)      (1,189,785)         (39,222)      (1,425,531)
Net increase (decrease) in net assets resulting from operations    $     (4,801)    $   (144,490)    $    (35,384)    $ (1,308,129)
                                                                   ============     ============     ============     ============

                                                                       TECHNOLOGY PORTFOLIO               WANGER FOREIGN FORTY
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $         --     $         --     $        232     $      4,260
Expenses
        Mortality, expense risk and administrative charges                5,672           98,672            1,549           41,918
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                             (5,672)         (98,672)          (1,317)         (37,658)
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                       (123,113)      (1,180,201)         (12,420)         (18,853)
Net realized gain distribution from Fund                                     --               --           14,864          273,339
Net unrealized appreciation (depreciation) on investment               (342,917)      (5,290,904)         (56,673)      (1,359,012)
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                          (466,030)      (6,471,105)         (54,229)      (1,104,526)
Net increase (decrease) in net assets resulting from operations    $   (471,702)    $ (6,569,777)    $    (55,546)    $ (1,142,184)
                                                                   ============     ============     ============     ============


                       See Notes to Financial Statements
                                      SA-9

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                  WANGER INTERNATIONAL SMALL-CAP              WANGER TWENTY
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                                   -----------------------------     -----------------------------
Investment income
        Distributions                                              $         --     $         --     $         --     $         --
Expenses
        Mortality, expense risk and administrative charges               27,061          955,777            1,473           50,104
                                                                   ------------     ------------     ------------     ------------
Net investment income (loss)                                            (27,061)        (955,777)          (1,473)         (50,104)
                                                                   ------------     ------------     ------------     ------------
Net realized gain (loss) from share transactions                       (109,957)         688,812              102          (22,925)
Net realized gain distribution from Fund                                932,100       25,781,533               --               --
Net unrealized appreciation (depreciation) on investment             (1,492,302)     (45,351,679)          13,127          345,047
                                                                   ------------     ------------     ------------     ------------
Net gain (loss) on investment                                          (670,159)     (18,881,334)          13,229          322,122
Net increase (decrease) in net assets resulting from operations    $   (697,220)    $(19,837,111)    $     11,756     $    272,018
                                                                   ============     ============     ============     ============

                                                                       WANGER U.S. SMALL-CAP
                                                                             SUBACCOUNT
                                                                        VA1       VA2, VA3 & GSE
                                                                   -----------------------------
Investment income
        Distributions                                              $      2,028     $     92,200
Expenses
        Mortality, expense risk and administrative charges               29,673        1,736,089
                                                                   ------------     ------------
Net investment income (loss)                                            (27,645)      (1,643,889)
                                                                   ------------     ------------
Net realized gain (loss) from share transactions                        217,949        3,187,542
Net realized gain distribution from Fund                                     --               --
Net unrealized appreciation (depreciation) on investment                 86,026       11,009,075
                                                                   ------------     ------------
Net gain (loss) on investment                                           303,975       14,196,617
Net increase (decrease) in net assets resulting from operations    $    276,330     $ 12,552,728
                                                                   ============     ============


Footnotes for Statement of Operations
For the period ended December 31, 2001

(1)  From inception January 26, 2001 to December 31, 2001
(2)  From inception January 30, 2001 to December 31, 2001
(3)  From inception February 20, 2001 to December 31, 2001
(4)  From inception April 12, 2001 to December 31, 2001
(5)  From inception April 17, 2001 to December 31, 2001
(6)  From inception May 3, 2001 to December 31, 2001
(7)  From inception May 8, 2001 to December 31, 2001
(8)  From inception August 2, 2001 to December 31, 2001
(9)  From inception October 29, 2001 to December 31, 2001
(10) From inception November 23, 2001 to December 31, 2001
(11) From inception December 3, 2001 to December 31, 2001


                       See Notes to Financial Statements
                                      SA-10

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001


                                                             PHOENIX-ABERDEEN INTERNATIONAL    PHOENIX-ABERDEEN NEW ASIA
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $     (30,060)  $  (1,027,451)  $         496   $      35,402
        Net realized gain (loss)                                    17,620        (764,292)         (1,432)       (235,463)
        Net unrealized appreciation (depreciation)                (953,474)    (24,332,568)            229         156,530
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations         (965,914)    (26,124,311)           (707)        (43,531)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        28,607       1,748,728              --         277,188
        Participant transfers                                     (319,130)     (6,307,581)          5,210        (360,691)
        Participant withdrawals                                   (568,604)    (13,725,393)         (2,020)       (614,710)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                     (859,127)    (18,284,246)          3,190        (698,213)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                   (1,825,041)    (44,408,557)          2,483        (741,744)
NET ASSETS
        Beginning of period                                      4,202,893     110,578,026          35,147       4,270,562
                                                             -------------   -------------   -------------   -------------
        End of period                                        $   2,377,852   $  66,169,469   $      37,630   $   3,528,818
                                                             =============   =============   =============   =============

                                                                                               PHOENIX-ALLIANCE/BERNSTEIN
                                                               PHOENIX-AIM MID-CAP EQUITY            GROWTH + VALUE
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE(9)  VA1(11)      VA2, VA3 & GSE(9)
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $          --   $      (7,170)  $          12   $      (2,774)
        Net realized gain (loss)                                        --              37              --               2
        Net unrealized appreciation (depreciation)                      --         207,275             574         174,027
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations               --         200,142             586         171,255
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            --       3,000,000              --       2,500,000
        Participant transfers                                           --         230,192          45,630         103,460
        Participant withdrawals                                         --             (10)             --              --
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                           --       3,230,182          45,630       2,603,460
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                           --       3,430,324          46,216       2,774,715
NET ASSETS
        Beginning of period                                             --              --              --              --
                                                             -------------   -------------   -------------   -------------
        End of period                                        $          --   $   3,430,324   $      46,216   $   2,774,715
                                                             =============   =============   =============   =============

                                                                                                    PHOENIX-DEUTSCHE
                                                                 PHOENIX-DEUTSCHE DOW 30           NASDAQ-100 INDEX(R)
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                 VA1(2)     VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $         960   $     (15,573)  $        (916)  $     (49,737)
        Net realized gain (loss)                                    (1,207)        145,818         (51,679)        (38,769)
        Net unrealized appreciation (depreciation)                 (15,924)       (863,822)        (33,522)     (1,694,949)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations          (16,171)       (733,577)        (86,117)     (1,783,455)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            --         373,826              --         221,358
        Participant transfers                                      217,006       1,598,363          88,432       1,634,487
        Participant withdrawals                                         --        (693,661)         (2,473)        (28,027)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      217,006       1,278,528          85,959       1,827,818
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                      200,835         544,951            (158)         44,363
NET ASSETS
        Beginning of period                                             --      10,282,322          62,416       4,157,333
                                                             -------------   -------------   -------------   -------------
        End of period                                        $     200,835   $  10,827,273   $      62,258   $   4,201,696
                                                             =============   =============   =============   =============

                                                                  PHOENIX-DUFF & PHELPS
                                                                 REAL ESTATE SECURITIES     PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $       5,826   $     344,313   $    (355,946)  $  (6,626,198)
        Net realized gain (loss)                                       283           6,188       3,585,413         (83,678)
        Net unrealized appreciation (depreciation)                  (2,605)        288,771     (22,192,351)   (274,859,544)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations            3,504         639,272     (18,962,884)   (281,569,420)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         2,962         366,876         265,975      11,597,276
        Participant transfers                                     (169,484)      1,029,074      (3,178,622)    (53,953,331)
        Participant withdrawals                                    (64,210)     (1,852,845)     (6,630,002)    (92,892,630)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                     (230,732)       (456,895)     (9,542,649)   (135,248,685)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                     (227,228)        182,377     (28,505,533)   (416,818,105)
NET ASSETS
        Beginning of period                                        427,137      12,661,311      57,929,326     841,674,446
                                                             -------------   -------------   -------------   -------------
        End of period                                        $     199,909   $  12,843,688   $  29,423,793   $ 424,856,341
                                                             =============   =============   =============   =============


                        See Notes to Financial Statements
                                      SA-11

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                                    PHOENIX-ENGEMANN
                                                              PHOENIX-ENGEMANN NIFTY FIFTY       SMALL & MID-CAP GROWTH
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $      (4,322)  $    (166,691)  $      (1,155)  $     (49,604)
        Net realized gain (loss)                                   (50,818)     (1,947,721)        (78,410)        (63,579)
        Net unrealized appreciation (depreciation)                (158,462)     (4,961,256)         20,672      (1,213,701)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations         (213,602)     (7,075,668)        (58,893)     (1,326,884)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         2,700         717,581              --          87,182
        Participant transfers                                      (78,292)     (1,304,329)         60,704       1,495,041
        Participant withdrawals                                    (72,885)     (1,954,841)        (84,674)       (135,108)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                     (148,477)     (2,541,589)        (23,970)      1,447,115
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                     (362,079)     (9,617,257)        (82,863)        120,231
NET ASSETS
        Beginning of period                                        707,696      20,084,683         165,065       4,649,173
                                                             -------------   -------------   -------------   -------------
        End of period                                        $     345,617   $  10,467,426   $      82,202   $   4,769,404
                                                             =============   =============   =============   =============

                                                                    PHOENIX-FEDERATED
                                                                     U.S. GOV'T BOND         PHOENIX-GOODWIN MONEY MARKET
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $         255   $     275,884   $     153,715   $   1,432,769
        Net realized gain (loss)                                       552         199,790              --              --
        Net unrealized appreciation (depreciation)                    (758)       (199,424)             --              --
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations               49         276,250         153,715       1,432,769
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            --         217,060         565,009      12,703,188
        Participant transfers                                      (21,092)        356,470       2,000,663      22,155,447
        Participant withdrawals                                         (3)       (320,674)     (1,626,181)    (26,813,582)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      (21,095)        252,856         939,491       8,045,053
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                      (21,046)        529,106       1,093,206       9,477,822
NET ASSETS
        Beginning of period                                         22,795       7,056,963       4,111,956      51,650,955
                                                             -------------   -------------   -------------   -------------
        End of period                                        $       1,749   $   7,586,069   $   5,205,162   $  61,128,777
                                                             =============   =============   =============   =============

                                                                    PHOENIX-GOODWIN
                                                               MULTI-SECTOR FIXED INCOME    PHOENIX-HOLLISTER VALUE EQUITY
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $     375,306   $   4,307,186   $        (774)  $     (81,388)
        Net realized gain (loss)                                   (19,552)       (526,654)        (10,798)        124,264
        Net unrealized appreciation (depreciation)                 (44,102)       (763,855)        (95,503)     (3,686,601)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations          311,652       3,016,677        (107,075)     (3,643,725)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        32,182       1,338,096           2,495       1,466,703
        Participant transfers                                      (82,294)      1,125,271         236,993      10,488,302
        Participant withdrawals                                 (1,098,607)    (10,568,470)         (5,192)     (2,823,007)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                   (1,148,719)     (8,105,103)        234,296       9,131,998
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                     (837,067)     (5,088,426)        127,221       5,488,273
NET ASSETS
        Beginning of period                                      6,661,810      66,196,170         499,003      13,810,348
                                                             -------------   -------------   -------------   -------------
        End of period                                        $   5,824,743   $  61,107,744   $     626,224   $  19,298,621
                                                             =============   =============   =============   =============

                                                              PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
                                                                              SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        SIP
                                                             ---------------------------------------------
FROM OPERATIONS
        Net investment income (loss)                         $      (4,048)  $    (123,686)  $      37,314
        Net realized gain (loss)                                   (18,603)       (324,311)         13,954
        Net unrealized appreciation (depreciation)                (171,645)     (2,872,651)       (674,671)
                                                             -------------   -------------   -------------
        Net increase (decrease) resulting from operations         (194,296)     (3,320,648)       (623,403)
                                                             -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         7,538         744,644       1,869,230
        Participant transfers                                       91,874        (740,257)             --
        Participant withdrawals                                   (168,131)     (2,666,432)       (630,601)
                                                             -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      (68,719)     (2,662,045)      1,238,629
                                                             -------------   -------------   -------------
        Net increase (decrease) in net assets                     (263,015)     (5,982,693)        615,226
NET ASSETS
        Beginning of period                                      1,514,875      25,192,053       4,920,818
                                                             -------------   -------------   -------------
        End of period                                        $   1,251,860   $  19,209,360   $   5,536,044
                                                             =============   =============   =============


                        See Notes to Financial Statements
                                      SA-12

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                               PHOENIX-JANUS CORE EQUITY     PHOENIX-JANUS FLEXIBLE INCOME
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $        (415)  $     (32,835)  $       5,261   $     294,220
        Net realized gain (loss)                                    (2,929)       (141,117)          1,289          66,887
        Net unrealized appreciation (depreciation)                 (13,269)       (601,642)         (2,463)         72,007
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations          (16,613)       (775,594)          4,087         433,114
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         1,450         339,171           5,000         184,383
        Participant transfers                                       41,464         945,212         159,833       2,590,426
        Participant withdrawals                                    (13,050)     (1,549,233)         (2,434)       (500,689)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       29,864        (264,850)        162,399       2,274,120
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                       13,251      (1,040,444)        166,486       2,707,234
NET ASSETS
        Beginning of period                                         80,845       5,554,071          23,519       6,570,842
                                                             -------------   -------------   -------------   -------------
        End of period                                        $      94,096   $   4,513,627   $     190,005   $   9,278,076
                                                             =============   =============   =============   =============

                                                                                                      PHOENIX-MFS
                                                                  PHOENIX-JANUS GROWTH           INVESTORS GROWTH STOCK
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE(9)
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $     (11,000)  $    (206,084)  $          --   $      (7,209)
        Net realized gain (loss)                                  (101,388)       (333,687)             --               5
        Net unrealized appreciation (depreciation)                (232,648)     (4,510,193)             --         208,381
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations         (345,036)     (5,049,964)             --         201,177
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         8,192       1,274,259              --       3,000,696
        Participant transfers                                     (126,797)      1,514,113              --         351,807
        Participant withdrawals                                    (55,626)     (1,550,194)             --              (3)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                     (174,231)      1,238,178              --       3,352,500
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                     (519,267)     (3,811,786)             --       3,553,677
NET ASSETS
        Beginning of period                                      1,400,864      18,861,860              --              --
                                                             -------------   -------------   -------------   -------------
        End of period                                        $     881,597   $  15,050,074   $          --   $   3,553,677
                                                             =============   =============   =============   =============

                                                              PHOENIX-MFS INVESTORS TRUST          PHOENIX-MFS VALUE
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE(9)     VA1(11)   VA2, VA3 & GSE(9)
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $          --   $      (6,780)  $          44   $      (1,036)
        Net realized gain (loss)                                        --              34              --              31
        Net unrealized appreciation (depreciation)                      --         127,609             870         171,956
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations               --         120,863             914         170,951
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            --       3,000,050              --       3,000,074
        Participant transfers                                           --          18,433          45,630         272,302
        Participant withdrawals                                         --              --              --            (168)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                           --       3,018,483          45,630       3,272,208
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                           --       3,139,346          46,544       3,443,159
NET ASSETS
        Beginning of period                                             --              --              --              --
                                                             -------------   -------------   -------------   -------------
        End of period                                        $          --   $   3,139,346   $      46,544   $   3,443,159
                                                             =============   =============   =============   =============

                                                                     PHOENIX-MORGAN
                                                                  STANLEY FOCUS EQUITY         PHOENIX-OAKHURST BALANCED
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $         (60)  $     (54,738)  $      62,886   $   1,891,734
        Net realized gain (loss)                                    (3,098)       (125,710)         68,281       2,665,712
        Net unrealized appreciation (depreciation)                   1,991        (653,085)        (80,676)     (3,076,922)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations           (1,167)       (833,533)         50,491       1,480,524
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                           250          75,441          14,221       3,886,146
        Participant transfers                                       (5,800)        (35,694)        (14,893)     (2,420,308)
        Participant withdrawals                                     (5,469)       (125,970)       (550,685)    (24,639,116)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      (11,019)        (86,223)       (551,357)    (23,173,278)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                      (12,186)       (919,756)       (500,866)    (21,692,754)
NET ASSETS
        Beginning of period                                         16,173       5,100,275       4,274,994     150,759,116
                                                             -------------   -------------   -------------   -------------
        End of period                                        $       3,987   $   4,180,519   $   3,774,128   $ 129,066,362
                                                             =============   =============   =============   =============


                        See Notes to Financial Statements
                                      SA-13

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                    PHOENIX-OAKHURST                PHOENIX-OAKHURST
                                                                   GROWTH AND INCOME              STRATEGIC ALLOCATION
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $      (4,478)  $    (199,007)  $     707,898   $   2,356,787
        Net realized gain (loss)                                     2,063        (202,916)        807,852       3,738,585
        Net unrealized appreciation (depreciation)                 (76,638)     (2,208,469)     (1,262,807)     (5,489,458)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations          (79,053)     (2,610,392)        252,943         605,914
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         5,890         954,857         402,386       2,686,209
        Participant transfers                                       80,459        (117,409)     (1,863,301)     (4,984,163)
        Participant withdrawals                                   (149,475)     (3,724,116)     (5,582,441)    (33,935,303)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      (63,126)     (2,886,668)     (7,043,356)    (36,233,257)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                     (142,179)     (5,497,060)     (6,790,413)    (35,627,343)
NET ASSETS
        Beginning of period                                        997,507      28,713,334      51,753,897     212,735,146
                                                             -------------   -------------   -------------   -------------
        End of period                                        $     855,328   $  23,216,274   $  44,963,484   $ 177,107,803
                                                             =============   =============   =============   =============

                                                                    PHOENIX-SANFORD                 PHOENIX-SANFORD
                                                                 BERNSTEIN GLOBAL VALUE          BERNSTEIN MID-CAP VALUE
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                 VA1(5)     VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $           7   $     (26,951)  $       1,548   $      23,370
        Net realized gain (loss)                                        10          17,734           6,178         138,453
        Net unrealized appreciation (depreciation)                     (33)       (615,751)         50,272       1,751,987
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations              (16)       (624,968)         57,998       1,913,810
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         1,600          22,950          10,495         505,716
        Participant transfers                                           --         (50,115)        381,440       6,653,771
        Participant withdrawals                                         --          (4,444)       (131,894)       (966,153)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                        1,600         (31,609)        260,041       6,193,334
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                        1,584        (656,577)        318,039       8,107,144
NET ASSETS
        Beginning of period                                             --       7,586,578         103,282       5,328,919
                                                             -------------   -------------   -------------   -------------
        End of period                                        $       1,584   $   6,930,001   $     421,321   $  13,436,063
                                                             =============   =============   =============   =============

                                                                    PHOENIX-SANFORD
                                                                BERNSTEIN SMALL-CAP VALUE    PHOENIX-SENECA MID-CAP GROWTH
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                 VA1(3)     VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $        (211)  $     (20,501)  $     (11,803)  $    (235,081)
        Net realized gain (loss)                                     2,576          59,796         (74,035)       (431,214)
        Net unrealized appreciation (depreciation)                   9,735         533,576        (306,659)     (5,494,341)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations           12,100         572,871        (392,497)     (6,160,636)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         5,201         162,118          12,928       1,002,472
        Participant transfers                                      229,547       3,315,858        (313,690)      1,017,364
        Participant withdrawals                                    (91,739)       (369,649)        (20,675)     (2,393,464)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      143,009       3,108,327        (321,437)       (373,628)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                      155,109       3,681,198        (713,934)     (6,534,264)
NET ASSETS
        Beginning of period                                             --       2,528,269       1,762,920      22,828,330
                                                             -------------   -------------   -------------   -------------
        End of period                                        $     155,109   $   6,209,467   $   1,048,986   $  16,294,066
                                                             =============   =============   =============   =============

                                                            PHOENIX-SENECA STRATEGIC THEME   AIM V.I. CAPITAL APPRECIATION
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE       VA1(8)     VA2, VA3 & GSE(6)
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $     (26,646)  $    (649,980)  $         (10)  $        (503)
        Net realized gain (loss)                                   (35,211)     (3,067,454)            210           6,954
        Net unrealized appreciation (depreciation)                (894,685)    (15,357,760)           (377)        (12,350)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations         (956,542)    (19,075,194)           (177)         (5,899)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         3,805       1,923,755              --          20,425
        Participant transfers                                     (169,733)     (4,543,666)          2,800          73,676
        Participant withdrawals                                   (260,919)     (7,219,992)             --          (2,730)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                     (426,847)     (9,839,903)          2,800          91,371
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                   (1,383,389)    (28,915,097)          2,623          85,472
NET ASSETS
        Beginning of period                                      3,568,373      70,012,965              --              --
                                                             -------------   -------------   -------------   -------------
        End of period                                        $   2,184,984   $  41,097,868   $       2,623   $      85,472
                                                             =============   =============   =============   =============


                        See Notes to Financial Statements
                                      SA-14

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                                     ALGER AMERICAN
                                                                     AIM V.I. VALUE            LEVERAGED ALLCAP PORTFOLIO
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                 VA1(7)     VA2, VA3 & GSE(4)     VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $        (245)  $      (2,303)  $      (1,817)  $     (25,146)
        Net realized gain (loss)                                       923          24,881           3,249        (314,996)
        Net unrealized appreciation (depreciation)                  (6,300)         10,459         (33,796)           (655)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations           (5,622)         33,037         (32,364)       (340,797)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            --          99,162           7,030         212,280
        Participant transfers                                       52,034       1,280,572          31,972       1,027,513
        Participant withdrawals                                        (15)        (66,550)         (7,167)       (298,564)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       52,019       1,313,184          31,835         941,229
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                       46,397       1,346,221            (529)        600,432
NET ASSETS
        Beginning of period                                             --              --         198,139       1,692,340
                                                             -------------   -------------   -------------   -------------
        End of period                                        $      46,397   $   1,346,221   $     197,610   $   2,292,772
                                                             =============   =============   =============   =============

                                                                      DEUTSCHE VIT
                                                                  EAFE(R) EQUITY INDEX       DEUTSCHE VIT EQUITY 500 INDEX
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE(10)
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $        (460)  $     (12,936)  $          --   $        (203)
        Net realized gain (loss)                                    (5,115)         (7,463)             --              --
        Net unrealized appreciation (depreciation)                  (6,324)       (291,992)             --              46
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations          (11,899)       (312,391)             --            (157)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                           544          99,659              --             327
        Participant transfers                                       53,303         354,926              --         160,463
        Participant withdrawals                                     (9,303)       (195,020)             --              --
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       44,544         259,565              --         160,790
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                       32,645         (52,826)             --         160,633
NET ASSETS
        Beginning of period                                         54,301       1,045,922              --              --
                                                             -------------   -------------   -------------   -------------
        End of period                                        $      86,946   $     993,096   $          --   $     160,633
                                                             =============   =============   =============   =============

                                                                   FEDERATED FUND FOR                  FEDERATED
                                                                U.S. GOV'T SECURITIES II        HIGH INCOME BOND FUND II
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $      14,984   $     101,072   $      28,685   $     167,073
        Net realized gain (loss)                                    (5,123)         (8,329)        (23,962)        (82,362)
        Net unrealized appreciation (depreciation)                   3,104         160,182         (14,840)       (150,029)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations           12,965         252,925         (10,117)        (65,318)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         1,522       1,313,933             200          93,325
        Participant transfers                                      238,066       7,136,944         209,515       1,653,394
        Participant withdrawals                                    (21,081)       (894,296)        (50,554)       (297,938)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      218,507       7,556,581         159,161       1,448,781
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                      231,472       7,809,506         149,044       1,383,463
NET ASSETS
        Beginning of period                                         52,024       2,369,466         422,331       1,165,107
                                                             -------------   -------------   -------------   -------------
        End of period                                        $     283,496   $  10,178,972   $     571,375   $   2,548,570
                                                             =============   =============   =============   =============

                                                                                                          VIP
                                                              VIP CONTRAFUND(R) PORTFOLIO    GROWTH OPPORTUNITIES PORTFOLIO
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $        (404)  $     (18,850)  $        (450)  $      (4,242)
        Net realized gain (loss)                                    (3,981)       (204,149)            (89)        (34,247)
        Net unrealized appreciation (depreciation)                 (14,901)        (69,732)         (6,681)        (10,513)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations          (19,286)       (292,731)         (7,220)        (49,002)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         5,450         279,310           5,250          70,919
        Participant transfers                                        2,387       1,422,386              --         404,340
        Participant withdrawals                                     (2,967)       (185,825)             (4)        (60,689)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                        4,870       1,515,871           5,246         414,570
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                      (14,416)      1,223,140          (1,974)        365,568
NET ASSETS
        Beginning of period                                        131,491       1,491,537          47,008         282,242
                                                             -------------   -------------   -------------   -------------
        End of period                                        $     117,075   $   2,714,677   $      45,034   $     647,810
                                                             =============   =============   =============   =============


                        See Notes to Financial Statements
                                      SA-15

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                  VIP GROWTH PORTFOLIO         MUTUAL SHARES SECURITIES
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1(1)    VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $      (1,742)  $     (29,153)  $       1,323   $      12,805
        Net realized gain (loss)                                     4,057        (295,175)          8,267         151,311
        Net unrealized appreciation (depreciation)                 (32,308)        (48,081)        (11,489)       (147,655)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations          (29,993)       (372,409)         (1,899)         16,461
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         4,346         467,628           5,791         284,203
        Participant transfers                                       57,094       2,077,753         179,188       3,597,785
        Participant withdrawals                                     (2,572)       (446,121)         (4,741)       (328,739)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       58,868       2,099,260         180,238       3,553,249
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                       28,875       1,726,851         178,339       3,569,710
NET ASSETS
        Beginning of period                                        181,852       1,543,745              --         722,831
                                                             -------------   -------------   -------------   -------------
        End of period                                        $     210,727   $   3,270,596   $     178,339   $   4,292,541
                                                             =============   =============   =============   =============

                                                                                                       TEMPLETON
                                                               TEMPLETON ASSET STRATEGY      DEVELOPING MARKETS SECURITIES
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $        (167)  $       2,706   $         124   $      (8,377)
        Net realized gain (loss)                                   (14,680)        322,127         (68,218)       (489,494)
        Net unrealized appreciation (depreciation)                  10,215        (858,685)           (799)        249,198
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations           (4,632)       (533,852)        (68,893)       (248,673)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            98         246,443             500          99,559
        Participant transfers                                        4,651        (181,659)         53,824        (176,899)
        Participant withdrawals                                    (69,762)       (717,589)        (37,918)       (269,617)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      (65,013)       (652,805)         16,406        (346,957)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                      (69,645)     (1,186,657)        (52,487)       (595,630)
NET ASSETS
        Beginning of period                                         89,300       4,816,211         316,901       2,037,276
                                                             -------------   -------------   -------------   -------------
        End of period                                        $      19,655   $   3,629,554   $     264,414   $   1,441,646
                                                             =============   =============   =============   =============

                                                                                                       TEMPLETON
                                                              TEMPLETON GROWTH SECURITIES       INTERNATIONAL SECURITIES
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $      38,890   $   1,045,295   $       3,838   $     117,402
        Net realized gain (loss)                                     3,422         127,842          42,862       1,468,717
        Net unrealized appreciation (depreciation)                 (47,113)     (1,317,627)        (82,084)     (2,894,248)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations           (4,801)       (144,490)        (35,384)     (1,308,129)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        17,753         429,745              69         310,113
        Participant transfers                                       11,604       1,124,845          28,707         427,961
        Participant withdrawals                                       (988)     (1,147,209)        (77,032)       (901,201)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       28,369         407,381         (48,256)       (163,127)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                       23,568         262,891         (83,640)     (1,471,256)
NET ASSETS
        Beginning of period                                        179,361       6,596,400         243,516       7,537,205
                                                             -------------   -------------   -------------   -------------
        End of period                                        $     202,929   $   6,859,291   $     159,876   $   6,065,949
                                                             =============   =============   =============   =============

                                                                 TECHNOLOGY PORTFOLIO             WANGER FOREIGN FORTY
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $      (5,672)  $     (98,672)  $      (1,317)  $     (37,658)
        Net realized gain (loss)                                  (123,113)     (1,180,201)          2,444         254,486
        Net unrealized appreciation (depreciation)                (342,917)     (5,290,904)        (56,673)     (1,359,012)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations         (471,702)     (6,569,777)        (55,546)     (1,142,184)
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         6,676         567,496           1,000         317,141
        Participant transfers                                      (84,706)       (281,488)             --         199,067
        Participant withdrawals                                    (18,264)       (843,280)        (25,483)       (336,908)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      (96,294)       (557,272)        (24,483)        179,300
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                     (567,996)     (7,127,049)        (80,029)       (962,884)
NET ASSETS
        Beginning of period                                      1,007,463      13,505,378         202,986       3,963,961
                                                             -------------   -------------   -------------   -------------
        End of period                                        $     439,467   $   6,378,329   $     122,957   $   3,001,077
                                                             =============   =============   =============   =============


                        See Notes to Financial Statements
                                      SA-16

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                            WANGER INTERNATIONAL SMALL-CAP            WANGER TWENTY
                                                                       SUBACCOUNT                      SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                             -----------------------------   -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $     (27,061)  $    (955,777)  $      (1,473)  $     (50,104)
        Net realized gain (loss)                                   822,143      26,470,345             102         (22,925)
        Net unrealized appreciation (depreciation)              (1,492,302)    (45,351,679)         13,127         345,047
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) resulting from operations         (697,220)    (19,837,111)         11,756         272,018
                                                             -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        17,094       1,766,084              --         446,117
        Participant transfers                                     (116,401)     (4,208,113)             --         201,368
        Participant withdrawals                                   (414,192)    (10,404,986)            (11)       (381,721)
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                     (513,499)    (12,847,015)            (11)        265,764
                                                             -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets                   (1,210,719)    (32,684,126)         11,745         537,782
NET ASSETS
        Beginning of period                                      3,443,971      95,202,815         146,927       3,674,469
                                                             -------------   -------------   -------------   -------------
        End of period                                        $   2,233,252   $  62,518,689   $     158,672   $   4,212,251
                                                             =============   =============   =============   =============

                                                                 WANGER U.S. SMALL-CAP
                                                                       SUBACCOUNT
                                                                  VA1       VA2, VA3 & GSE
                                                             -----------------------------
FROM OPERATIONS
        Net investment income (loss)                         $     (27,645)  $  (1,643,889)
        Net realized gain (loss)                                   217,949       3,187,542
        Net unrealized appreciation (depreciation)                  86,026      11,009,075
                                                             -------------   -------------
        Net increase (decrease) resulting from operations          276,330      12,552,728
                                                             -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        23,507       2,863,628
        Participant transfers                                     (123,364)     (4,901,870)
        Participant withdrawals                                   (612,657)    (17,916,552)
                                                             -------------   -------------
        Net increase (decrease) in net assets resulting
                from participant transactions                     (712,514)    (19,954,794)
                                                             -------------   -------------
        Net increase (decrease) in net assets                     (436,184)     (7,402,066)
NET ASSETS
        Beginning of period                                      3,158,184     142,134,070
                                                             -------------   -------------
        End of period                                        $   2,722,000   $ 134,732,004
                                                             =============   =============


Footnotes for Statement of Changes in Net Assets
For the period ended December 31, 2001

(1)  From inception January 26, 2001 to December 31, 2001
(2)  From inception January 30, 2001 to December 31, 2001
(3)  From inception February 20, 2001 to December 31, 2001
(4)  From inception April 12, 2001 to December 31, 2001
(5)  From inception April 17, 2001 to December 31, 2001
(6)  From inception May 3, 2001 to December 31, 2001
(7)  From inception May 8, 2001 to December 31, 2001
(8)  From inception August 2, 2001 to December 31, 2001
(9)  From inception October 29, 2001 to December 31, 2001
(10) From inception November 23, 2001 to December 31, 2001
(11) From inception December 3, 2001 to December 31, 2001


                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                   GOODWIN MONEY MARKET              ENGEMANN CAPITAL GROWTH
                                                                       SUBACCOUNT                         SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $       287,385   $     2,840,807   $      (760,231)  $   (13,764,191)
        Net realized gain (loss)                                        --                --         6,562,433        78,258,941
        Net unrealized appreciation (depreciation)                      --                --       (19,359,286)     (264,249,076)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations          287,385         2,840,807       (13,557,084)     (199,754,326)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                       124,905         8,859,333           426,842        21,270,332
        Participant transfers                                   (1,986,465)      (19,280,710)       (4,948,760)      (45,497,563)
        Participant withdrawals                                 (2,091,413)      (33,002,388)      (10,196,941)     (177,520,170)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                   (3,952,973)      (43,423,765)      (14,718,859)     (201,747,401)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                   (3,665,588)      (40,582,958)      (28,275,943)     (401,501,727)
NET ASSETS
        Beginning of period                                      7,777,544        92,233,913        86,205,269     1,243,176,173
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $     4,111,956   $    51,650,955   $    57,929,326   $   841,674,446
                                                           ===============   ===============   ===============   ===============

                                                           GOODWIN MULTI-SECTOR FIXED INCOME     OAKHURST STRATEGIC ALLOCATION
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $       471,868   $     4,769,066   $       903,233   $     3,159,236
        Net realized gain (loss)                                  (206,953)       (1,442,375)        6,573,326        27,303,071
        Net unrealized appreciation (depreciation)                  74,651           122,414        (7,767,856)      (32,166,308)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations          339,566         3,449,105          (291,297)       (1,704,001)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        25,934         1,438,905           467,452         4,136,732
        Participant transfers                                    1,060,074        (4,459,788)       (3,041,172)      (13,797,312)
        Participant withdrawals                                 (1,826,597)      (12,693,197)       (6,137,124)      (37,708,823)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                     (740,589)      (15,714,080)       (8,710,844)      (47,369,403)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                     (401,023)      (12,264,975)       (9,002,141)      (49,073,404)
NET ASSETS
        Beginning of period                                      7,062,833        78,461,145        60,756,038       261,808,550
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $     6,661,810   $    66,196,170   $    51,753,897   $   212,735,146
                                                           ===============   ===============   ===============   ===============

                                                                ABERDEEN INTERNATIONAL                 OAKHURST BALANCED
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $       (19,784)  $      (812,034)  $        87,092   $     2,449,514
        Net realized gain (loss)                                   391,700         8,829,710           698,026        22,581,313
        Net unrealized appreciation (depreciation)              (1,311,065)      (32,210,207)         (826,475)      (26,227,705)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations         (939,149)      (24,192,531)          (41,357)       (1,196,878)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        23,990         2,906,525            54,372         3,277,742
        Participant transfers                                     (355,764)       (4,543,069)          (38,444)      (10,159,054)
        Participant withdrawals                                   (812,534)      (21,874,661)       (1,445,403)      (32,879,316)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
        from participant transactions                           (1,144,308)      (23,511,205)       (1,429,475)      (39,760,628)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                   (2,083,457)      (47,703,736)       (1,470,832)      (40,957,506)
NET ASSETS
        Beginning of period                                      6,286,350       158,281,762         5,745,826       191,716,622
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $     4,202,893   $   110,578,026   $     4,274,994   $   150,759,116
                                                           ===============   ===============   ===============   ===============

                       See Notes to Financial Statements
                                      SA-18

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                                  DUFF & PHELPS REAL
                                                                  ESTATE SECURITIES                 SENECA STRATEGIC THEME
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $         8,770   $       356,997   $       (45,229)  $    (1,087,961)
        Net realized gain (loss)                                     1,696           209,386           398,565         9,006,718
        Net unrealized appreciation (depreciation)                  46,774         2,449,791        (1,067,561)      (19,974,973)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations           57,240         3,016,174          (714,225)      (12,056,216)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         3,473           428,778            78,400         3,999,713
        Participant transfers                                      177,998          (541,730)        1,777,055        17,586,770
        Participant withdrawals                                     (2,236)       (2,776,300)         (407,977)       (9,868,355)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      179,235        (2,889,252)        1,447,478        11,718,128
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                      236,475           126,922           733,253          (338,088)
NET ASSETS
        Beginning of period                                        190,662        12,534,389         2,835,120        70,351,053
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $       427,137   $        12,661   $     3,568,373   $    70,012,965
                                                           ===============   ===============   ===============   ===============

                                                                  ABERDEEN NEW ASIA
                                                                      SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE
                                                           ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $           712   $        68,565
        Net realized gain (loss)                                      (745)         (279,745)
        Net unrealized appreciation (depreciation)                  (7,232)         (891,782)
                                                           ---------------   ---------------
        Net increase (decrease) resulting from operations           (7,265)       (1,102,962)
                                                           ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                           250           388,913
        Participant transfers                                        5,045          (401,099)
        Participant withdrawals                                     (8,110)       (3,224,685)
                                                           ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       (2,815)       (3,236,871)
                                                           ---------------   ---------------
        Net increase (decrease) in net assets                      (10,080)       (4,339,833)
NET ASSETS
        Beginning of period                                         45,227         8,610,395
                                                           ---------------   ---------------
        End of period                                      $        35,147   $     4,270,562
                                                           ===============   ===============

                                                                   J.P. MORGAN RESEARCH ENHANCED INDEX
                                                                                SUBACCOUNT
                                                                  VA1         VA2, VA3 & GSE         SIP
                                                           ---------------------------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $        (3,552)  $      (152,276)  $        43,217
        Net realized gain (loss)                                    25,417           877,887           110,251
        Net unrealized appreciation (depreciation)                (259,706)       (4,763,536)         (839,656)
                                                           ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations         (237,841)       (4,037,925)         (686,188)
                                                           ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        10,074         1,686,379         1,388,436
        Participant transfers                                      183,661        (4,050,598)               --
        Participant withdrawals                                   (133,937)       (4,310,598)       (2,073,467)
                                                           ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       59,798        (6,674,817)         (685,031)
                                                           ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                     (178,043)      (10,712,742)       (1,371,219)
NET ASSETS
        Beginning of period                                      1,692,918        35,904,795         6,292,037
                                                           ---------------   ---------------   ---------------
        End of period                                      $     1,514,875   $    25,192,053   $     4,920,818
                                                           ===============   ===============   ===============

                       See Notes to Financial Statements
                                      SA-19

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                                  ENGEMANN NIFTY FIFTY               SENECA MID-CAP GROWTH
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $        (9,145)  $      (303,591)  $       (12,133)  $      (220,709)
        Net realized gain (loss)                                   (12,352)          (46,824)          129,023         1,406,966
        Net unrealized appreciation (depreciation)                (155,089)       (4,448,894)         (238,910)       (1,676,793)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations         (176,586)       (4,799,309)         (122,020)         (490,536)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        56,452         1,695,188            11,055         2,373,413
        Participant transfers                                      170,165         4,972,559         1,787,435        17,011,299
        Participant withdrawals                                    (95,128)       (3,416,539)         (224,880)       (5,176,503)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      131,489         3,251,208         1,573,610        14,208,209
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                      (45,097)       (1,548,101)        1,451,590        13,717,673
NET ASSETS
        Beginning of period                                        752,793        21,632,784           311,330         9,110,657
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $       707,696   $    20,084,683   $     1,762,920   $    22,828,330
                                                           ===============   ===============   ===============   ===============


                                                               OAKHURST GROWTH AND INCOME            HOLLISTER VALUE EQUITY
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $        (6,033)  $      (235,091)  $           226   $       (54,272)
        Net realized gain (loss)                                    27,955           186,850            38,139         1,209,259
        Net unrealized appreciation (depreciation)                (115,726)       (2,336,132)           24,746         1,521,205
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations          (93,804)       (2,384,373)           63,111         2,676,192
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        10,598         1,595,011             3,000           681,595
        Participant transfers                                     (363,063)          333,146           359,495         5,256,940
        Participant withdrawals                                   (141,854)       (3,743,196)             (297)       (1,713,129)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                     (494,319)       (1,815,039)          362,198         4,225,406
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                     (588,123)       (4,199,412)          425,309         6,901,598
NET ASSETS
        Beginning of period                                      1,585,630        32,912,746            73,694         6,908,750
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $       997,507   $    28,713,334   $       499,003   $    13,810,348
                                                           ===============   ===============   ===============   ===============

                                                            SANFORD BERNSTEIN MID-CAP VALUE          WANGER U.S. SMALL-CAP
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $           129   $       (15,020)  $       (33,794)  $    (1,683,298)
        Net realized gain (loss)                                    (4,494)          (12,941)          797,106        20,546,304
        Net unrealized appreciation (depreciation)                  11,320           757,698        (1,311,977)      (35,582,045)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations            6,955           729,737          (548,665)      (16,719,039)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            --           325,014            21,306         5,017,076
        Participant transfers                                       53,497         1,298,531          (953,959)       (5,669,831)
        Participant withdrawals                                        (12)         (384,206)         (599,021)      (17,856,388)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       53,485         1,239,339        (1,531,674)      (18,509,143)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                       60,440         1,969,076        (2,080,339)      (35,228,182)
NET ASSETS
        Beginning of period                                         42,842         3,359,843         5,238,523       177,362,252
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $       103,282   $     5,328,919   $     3,158,184   $   142,134,070
                                                           ===============   ===============   ===============   ===============


                       See Notes to Financial Statements
                                      SA-20

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                             WANGER INTERNATIONAL SMALL-CAP            TEMPLETON GROWTH
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $       (52,054)  $    (1,742,773)  $          (310)  $       (20,901)
        Net realized gain (loss)                                   240,381        14,223,381             6,039            56,932
        Net realized gain (loss)                                (1,855,157)      (52,778,296)              506           339,840
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations       (1,666,830)      (40,297,688)            6,235           375,871
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        64,803         4,046,630             1,450           350,349
        Participant transfers                                      484,423        (2,791,071)          106,943          (228,653)
        Participant withdrawals                                   (403,571)      (15,274,889)              (59)         (872,557)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      145,655       (14,019,330)          108,334          (750,861)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                   (1,521,175)      (54,317,018)          114,569           374,990
NET ASSETS
        Beginning of period                                      4,965,146       149,519,833            64,792         6,971,390
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $     3,443,971   $    95,202,815   $       179,361   $     6,596,400
                                                           ===============   ===============   ===============   ===============

                                                               TEMPLETON ASSET STRATEGY            TEMPLETON INTERNATIONAL
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $         1,328   $        39,680   $         2,077   $        57,678
        Net realized gain (loss)                                    23,482           788,737            31,326         1,064,820
        Net unrealized appreciation (depreciation)                 (25,265)         (889,279)          (41,673)       (1,416,259)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations             (455)          (60,862)           (8,270)         (293,761)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                           288           344,802               500           541,502
        Participant transfers                                      (74,758)          (73,322)           (1,519)         (406,127)
        Participant withdrawals                                     (4,006)         (371,287)           (4,551)       (1,093,913)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      (78,476)          (99,807)           (5,570)         (958,538)
                                                           ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets                              (78,931)         (160,669)          (13,840)       (1,252,299)
NET ASSETS
        Beginning of period                                        168,231         4,976,880           257,356         8,789,504
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $        89,300   $     4,816,211   $       243,516   $     7,537,205
                                                           ===============   ===============   ===============   ===============

                                                              TEMPLETON DEVELOPING MARKETS          MUTUAL SHARES INVESTMENTS
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $          (302)  $        (9,229)  $            --   $        (2,233)
        Net realized gain (loss)                                    (6,239)          (37,918)               --             8,357
        Net unrealized appreciation (depreciation)                (153,856)       (1,132,704)               --            56,099
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations         (160,397)       (1,179,851)               --            62,223
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            --           233,740                --           125,022
        Participant transfers                                      (81,101)         (386,089)               --           261,953
        Participant withdrawals                                    (20,050)         (649,978)               --          (163,767)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                     (101,151)         (802,327)               --           223,208
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                     (261,548)       (1,982,178)               --           285,431
NET ASSETS
        Beginning of period                                        578,449         4,019,454                --           437,400
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $       316,901   $     2,037,276   $            --   $       722,831
                                                           ===============   ===============   ===============   ===============

                       See Notes to Financial Statements
                                      SA-21

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                                    WANGER TWENTY                    WANGER FOREIGN FORTY
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1(1)        VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $        (1,267)  $       (39,369)  $        (1,719)  $       (43,688)
        Net realized gain (loss)                                     5,407           183,655             5,966           423,412
        Net unrealized appreciation (depreciation)                   8,724           153,052           (40,166)         (699,037)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations           12,864           297,338           (35,919)         (319,313)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            --           270,565            39,065           509,353
        Participant transfers                                      111,993           705,717           236,591         1,741,651
        Participant withdrawals                                     (1,124)         (223,635)          (36,751)         (347,683)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      110,869           752,647           238,905         1,903,321
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                      123,733         1,049,985           202,986         1,584,008
NET ASSETS
        Beginning of period                                         23,194         2,624,484                --         2,379,953
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $       146,927   $     3,674,469   $       202,986   $     3,963,961
                                                           ===============   ===============   ===============   ===============

                                                                  EAFE EQUITY INDEX                   BANKERS TRUST DOW 30
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $        (1,013)  $        (9,436)  $            --   $       (24,047)
        Net realized gain (loss)                                    (7,619)           18,602                --           136,369
        Net unrealized appreciation (depreciation)                 (10,565)         (156,577)               --          (334,732)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations          (19,197)         (147,411)               --          (222,410)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         1,500           264,048                --           181,391
        Participant transfers                                       70,280           805,914                --         5,251,598
        Participant withdrawals                                    (23,705)          (86,831)               --           (62,408)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       48,075           983,131                --         5,370,581
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                       28,878           835,720                --         5,148,171
NET ASSETS
        Beginning of period                                         25,423           210,202                --         5,134,151
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $        54,301   $     1,045,922   $            --   $    10,282,322
                                                           ===============   ===============   ===============   ===============

                                                                  FEDERATED U.S. GOV'T               FEDERATED HIGH INCOME
                                                                     SECURITIES II                       BOND FUND II
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1(2)       VA2, VA3 & GSE        VA1(3)        VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $         1,614   $        79,807   $        (1,441)  $        17,797
        Net realized gain (loss)                                     7,864             2,959             6,596            (3,678)
        Net unrealized appreciation (depreciation)                   2,629           124,068            (4,763)          (62,968)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations           12,107           206,834               392           (48,849)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                           500           203,500                --            98,086
        Participant transfers                                       43,776           401,098           428,154         1,322,904
        Participant withdrawals                                     (4,359)         (232,012)           (6,215)         (368,769)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       39,917           372,586           421,939         1,052,221
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                       52,024           579,420           422,331         1,003,372
NET ASSETS
        Beginning of period                                             --         1,790,046                --           161,735
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $        52,024   $     2,369,466   $       422,331   $     1,165,107
                                                           ===============   ===============   ===============   ===============

                       See Notes to Financial Statements
                                      SA-22

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                               FEDERATED U.S. GOV'T BOND              JANUS EQUITY INCOME
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1(4)       VA2, VA3 & GSE        VA1(5)        VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $           568   $       243,193   $          (194)  $       (28,830)
        Net realized gain (loss)                                       (15)              514               (34)          (14,829)
        Net unrealized appreciation (depreciation)                     778           690,164            (5,841)         (414,099)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations            1,331           933,871            (6,069)         (457,758)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                           500           197,762            13,250           414,114
        Participant transfers                                       20,964         1,010,042            74,469         3,655,453
        Participant withdrawals                                         --           (75,340)             (805)         (183,235)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       21,464         1,132,464            86,914         3,886,332
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                       22,795         2,066,335            80,845         3,428,574
NET ASSETS
        Beginning of period                                             --         4,990,628                --         2,125,497
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $        22,795   $     7,056,963   $        80,845   $     5,554,071
                                                           ===============   ===============   ===============   ===============

                                                                     JANUS GROWTH                   JANUS FLEXIBLE INCOME
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1          VA2, VA3 & GSE        VA1(6)        VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $       (11,342)  $      (190,038)  $           769   $       248,721
        Net realized gain (loss)                                   (21,096)          (70,373)               --              (108)
        Net unrealized appreciation (depreciation)                (248,311)       (3,239,613)               59            58,705
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations         (280,749)       (3,500,024)              828           307,318
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        10,738         2,713,435                --           162,984
        Participant transfers                                    1,822,359        21,041,645            22,691         1,122,329
        Participant withdrawals                                   (214,100)       (3,712,314)               --           (20,239)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                    1,618,997        20,042,766            22,691         1,265,074
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                    1,338,248        16,542,742            23,519         1,572,392
NET ASSETS
        Beginning of period                                         62,616         2,319,118                --         4,998,450
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $     1,400,864   $    18,861,860   $        23,519   $     6,570,842
                                                           ===============   ===============   ===============   ===============

                                                              MORGAN STANLEY FOCUS EQUITY     MORGAN STANLEY TECHNOLOGY PORTFOLIO
                                                                      SUBACCOUNT                          SUBACCOUNT
                                                                 VA1(7)       VA2, VA3 & GSE        VA1           VA2, VA3 & GSE
                                                           ---------------------------------   ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $          (156)  $       (72,654)  $       (11,727)  $      (194,842)
        Net realized gain (loss)                                      (497)            5,550           (87,816)         (350,406)
        Net unrealized appreciation (depreciation)                  (3,421)         (798,542)         (619,329)       (8,450,412)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) resulting from operations           (4,074)         (865,646)         (718,872)       (8,995,660)
                                                           ---------------   ---------------   ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                           750           101,538            67,489         2,426,897
        Participant transfers                                       19,522           562,755         1,571,803        21,125,777
        Participant withdrawals                                        (25)          (15,334)          (80,811)       (1,248,041)
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                       20,247           648,959         1,558,481        22,304,633
                                                           ---------------   ---------------   ---------------   ---------------
        Net increase (decrease) in net assets                       16,173          (216,687)          839,609        13,308,973
NET ASSETS
        Beginning of period                                             --         5,316,962           167,854           196,405
                                                           ---------------   ---------------   ---------------   ---------------
        End of period                                      $        16,173   $     5,100,275   $     1,007,463   $    13,505,378
                                                           ===============   ===============   ===============   ===============


                       See Notes to Financial Statements
                                      SA-23

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                            ALGER AMERICAN LEVERAGED ALL-CAP     BANKERS TRUST NASDAQ 100 INDEX
                                                                      SUBACCOUNT                           SUBACCOUNT
                                                                 VA1(8)       VA2, VA3 & GSE(9)    VA1(10)        VA2, VA3 & GSE(11)
                                                           ---------------------------------    ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $          (967)  $        (7,115)   $           (66)  $       (22,527)
        Net realized gain (loss)                                    (1,168)          (87,508)                (8)           (2,601)
        Net unrealized appreciation (depreciation)                 (48,542)         (339,821)           (13,803)       (2,148,784)
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) resulting from operations          (50,677)         (434,444)           (13,877)       (2,173,912)
                                                           ---------------   ---------------    ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         4,387           637,164              2,000         5,040,069
        Participant transfers                                      252,454         1,538,053             74,293         1,291,176
        Participant withdrawals                                     (8,025)          (48,433)                --                --
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      248,816         2,126,784             76,293         6,331,245
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) in net assets                      198,139         1,692,340             62,416         4,157,333
NET ASSETS
        Beginning of period                                             --                --                 --                --
                                                           ---------------   ---------------    ---------------   ---------------
        End of period                                      $       198,139   $     1,692,340    $        62,416   $     4,157,333
                                                           ===============   ===============    ===============   ===============

                                                            ENGEMANN SMALL & MID-CAP GROWTH         FIDELITY VIP CONTRAFUND
                                                                      SUBACCOUNT                           SUBACCOUNT
                                                                VA1(10)      VA2, VA3 & GSE(11)    VA1(12)         VA2, VA3 & GSE(8)
                                                           ---------------------------------    ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $          (568)  $       (22,146)   $          (521)  $        (5,184)
        Net realized gain (loss)                                       (92)          (12,051)               (30)           (8,853)
        Net unrealized appreciation (depreciation)                 (46,448)         (850,966)            (8,232)          (33,647)
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) resulting from operations          (47,108)         (885,163)            (8,783)          (47,684)
                                                           ---------------   ---------------    ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            --         4,068,850                900           296,616
        Participant transfers                                      212,208         1,468,191            140,193         1,339,112
        Participant withdrawals                                        (35)           (2,705)              (819)          (96,507)
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      212,173         5,534,336            140,274         1,539,221
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) in net assets                      165,065         4,649,173            131,491         1,491,537
NET ASSETS
        Beginning of period                                             --                --                 --                --
                                                           ---------------   ---------------    ---------------   ---------------
        End of period                                      $       165,065   $     4,649,173    $       131,491   $     1,491,537
                                                           ===============   ===============    ===============   ===============

                                                                  FIDELITY VIP GROWTH           FIDELITY VIP GROWTH OPPORTUNITIES
                                                                      SUBACCOUNT                           SUBACCOUNT
                                                                VA1(12)      VA2, VA3 & GSE(13)    VA1(12)        VA2, VA3 & GSE(14)
                                                           ---------------------------------    ---------------------------------
FROM OPERATIONS
        Net investment income (loss)                       $          (606)  $        (7,077)   $          (203)  $        (1,004)
        Net realized gain (loss)                                       (60)           (7,623)               (11)             (590)
        Net unrealized appreciation (depreciation)                 (24,479)         (214,748)            (6,932)          (30,118)
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) resulting from operations          (25,145)         (229,448)            (7,146)          (31,712)
                                                           ---------------   ---------------    ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         5,190           268,599                900            98,769
        Participant transfers                                      202,603         1,595,951             53,254           229,387
        Participant withdrawals                                       (796)          (91,357)                --           (14,202)
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                      206,997         1,773,193             54,154           313,954
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) in net assets                      181,852         1,543,754             47,008           282,242
NET ASSETS
        Beginning of period                                             --                --                 --                --
                                                           ---------------   ---------------    ---------------   ---------------
        End of period                                      $       181,852   $     1,543,745    $        47,008   $       282,242
                                                           ===============   ===============    ===============   ===============


                       See Notes to Financial Statements
                                      SA-24

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                           SANFORD BERNSTEIN SMALL-CAP VALUE     SANFORD BERNSTEIN GLOBAL VALUE
                                                                      SUBACCOUNT                           SUBACCOUNT
                                                                VA1          VA2, VA3 & GSE(15)     VA1           VA2, VA3 & GSE(15)
                                                           ---------------------------------    ---------------------------------

FROM OPERATIONS
        Net investment income (loss)                       $            --   $         3,318    $            --   $          (872)
        Net realized gain (loss)                                        --               (13)                --                18
        Net unrealized appreciation (depreciation)                      --           146,635                 --           301,328
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) resulting from operations               --           149,940                 --           300,474
                                                           ---------------   ---------------    ---------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            --         2,000,000                 --         7,000,070
        Participant transfers                                           --           378,329                 --           286,034
        Participant withdrawals                                         --                --                 --                --
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) in net assets resulting
                from participant transactions                           --         2,378,329                 --         7,286,104
                                                           ---------------   ---------------    ---------------   ---------------
        Net increase (decrease) in net assets                           --         2,528,269                 --         7,586,578
NET ASSETS
        Beginning of period                                             --                --                 --                --
                                                           ---------------   ---------------    ---------------   ---------------
        End of period                                      $            --   $     2,528,269    $            --   $     7,586,578
                                                           ===============   ===============    ===============   ===============


Footnotes for Statement of Changes in Net Assets
For the period ended December 31, 2000

(1) From inception January 28, 2000 to December 31, 2000
(2) From inception February 8, 2000 to December 31, 2000
(3) From inception March 31, 2000 to December 31, 2000
(4) From inception April 17, 2000 to December 31, 2000
(5) From inception January 11, 2000 to December 31, 2000
(6) From inception August 31, 2000 to December 31, 2000
(7) From inception February 24, 2000 to December 31, 2000
(8) From inception June 20, 2000 to December 31, 2000
(9) From inception June 13, 2000 to December 31, 2000
(10) From inception August 30, 2000 to December 31, 2000
(11) From inception August 15, 2000 to December 31, 2000
(12) From inception July 7, 2000 to December 31, 2000
(13) From inception June 16, 2000 to December 31, 2000
(14) From inception June 21, 2000 to December 31, 2000
(15) From inception November 20, 2000 to December 31, 2000


                       See Notes to Financial Statements
                                     SA-25

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     Phoenix Life Variable Accumulation Account (The Big Edge (VA1), The Big Edge Plus(R) (VA2 & VA3) and Group Strategic Edge(R) (GSE)) (the "Account"), formerly Phoenix Home Life Variable Accumulation Account, is a separate investment account of Phoenix Life Insurance Company ("Phoenix") (See Footnote
9), formerly Phoenix Home Life Mutual Insurance Company. Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. GSE is offered to groups to fund certain tax-qualified pension plans or profit sharing plans including Phoenix's Savings Investment Plan (SIP). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 50 subaccounts, that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust -- Class 2, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (the "Funds"). As of December 31, 2001, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

---------------------------------------  ---------------------------------------
SERIES NAME                              INVESTMENT OBJECTIVE
-----------                              --------------------
---------------------------------------  ---------------------------------------
Phoenix-Aberdeen International Series    High total return consistent with
reasonable risk.
---------------------------------------  ---------------------------------------
Phoenix-Aberdeen New Asia Series         Long-term capital appreciation.
---------------------------------------  ---------------------------------------
Phoenix-AIM Mid-Cap Equity Series        Long-term growth of capital.
---------------------------------------  ---------------------------------------
Phoenix-Alliance/Bernstein Growth +      Long-term capital growth.
Value Series
---------------------------------------  ---------------------------------------
Phoenix-Deutsche Dow 30 Series           Track the total return of the Dow
(formerly, Phoenix-Bankers Trust Dow     Jones Industrial Average(SM) before
30 Series)                               fund expenses.
---------------------------------------  ---------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R)     Track the total return of the
Series (formerly, Phoenix-Bankers        Nasdaq-100 Index(R) before fund
Trust Nasdaq-100(R) Series)              expenses.
---------------------------------------  ---------------------------------------
Phoenix-Duff & Phelps Real Estate        Capital appreciation and income with
Securities Series                        approximately equal emphasis.
---------------------------------------  ---------------------------------------
Phoenix-Engemann Capital Growth Series   Intermediate and long-term growth of
(see Note 10)                            capital, with income as a secondary
                                         consideration.
---------------------------------------  ---------------------------------------
Phoenix-Engemann Nifty Fifty Series      Long-term capital appreciation.
(see Note 10)
---------------------------------------  ---------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth  Long-term growth of capital.
Series
---------------------------------------  ---------------------------------------
Phoenix-Federated U.S. Government Bond   High total return.
Series (see Note 10)
---------------------------------------  ---------------------------------------
Phoenix-Goodwin Money Market Series      High level of current income
                                         consistent with capital preservation
                                         and liquidity.
---------------------------------------  ---------------------------------------
Phoenix-Goodwin Multi-Sector Fixed       Long-term total return.
Income Series
---------------------------------------  ---------------------------------------
Phoenix-Hollister Value Equity Series    Long-term capital appreciation and a
                                         secondary investment objective of
                                         current income.
---------------------------------------  ---------------------------------------
Phoenix-J.P. Morgan Research Enhanced     High total return.
Index Series
---------------------------------------  ---------------------------------------
Phoenix-Janus Core Equity Series         Long-term growth of capital.
(formerly, Phoenix-Janus Equity Income
Series) (see Note 10)
---------------------------------------  ---------------------------------------
Phoenix-Janus  Flexible Income Series    Maximum total return consistent with
                                         the preservation of capital.
---------------------------------------  ---------------------------------------
Phoenix-Janus Growth Series              Long-term capital growth in a manner
(see Note 10)                            consistent with the preservation of
                                         capital.
---------------------------------------  ---------------------------------------

Phoenix-MFS Investors Growth Stock       Long-term growth of capital and future
Series                                   income rather than current income.
---------------------------------------  ---------------------------------------
Phoenix-MFS Investors Trust Series       Long-term growth of capital and
                                         secondarily to provide reasonable
                                         current income.
---------------------------------------  ---------------------------------------
Phoenix-MFS Value Series                 Capital appreciation and reasonable
                                         income.
---------------------------------------  ---------------------------------------
Phoenix-Morgan Stanley Focus Equity      Capital appreciation.
Series
---------------------------------------  ---------------------------------------
Phoenix-Oakhurst Balanced Series         Reasonable income, long-term capital
(see Note 10)                            growth and conservation of capital.
---------------------------------------  ---------------------------------------
Phoenix-Oakhurst Growth and Income       Dividend growth, current income and
Series                                   capital.
---------------------------------------  ---------------------------------------
Phoenix-Oakhurst Strategic Allocation    High total return over an extended
Series (see Note 10)                     period of time consistent with prudent
                                         investment risk.
---------------------------------------  ---------------------------------------

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)
---------------------------------------  ---------------------------------------
SERIES NAME                              INVESTMENT OBJECTIVE
-----------                              --------------------
---------------------------------------  ---------------------------------------
Phoenix-Sanford Bernstein Global Value   Long-term capital appreciation.
Series
---------------------------------------  ---------------------------------------
Phoenix-Sanford Bernstein Mid-Cap        Long-term capital appreciation with
Value Series                             current income as the secondary
                                         investment objective.
---------------------------------------  ---------------------------------------
Phoenix-Sanford Bernstein Small-Cap      Long-term capital appreciation. Current
Value Series                             income is a secondary investment
                                         objective.
---------------------------------------  ---------------------------------------
Phoenix-Seneca Mid-Cap Growth Series     Capital appreciation.
---------------------------------------  ---------------------------------------
Phoenix-Seneca Strategic Theme Series    Long-term appreciation of capital.
---------------------------------------  ---------------------------------------
AIM V.I. Capital Appreciation Fund       Growth of capital.
---------------------------------------  ---------------------------------------
AIM V.I. Value Fund                      Long-term growth of capital.
---------------------------------------  ---------------------------------------
Alger American Leveraged AllCap          Long-term capital appreciation.
Portfolio
---------------------------------------  ---------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund   Replicate, before expenses, the
                                         performance of the Morgan Stanley
                                         Capital International EAFE(R) Index.
---------------------------------------  ---------------------------------------
Deutsche VIT Equity 500 Index Fund       Replicate, before expenses, the
                                         performance of the Standard & Poor's
                                         500 Composite Stock Price Index.
---------------------------------------  ---------------------------------------
Federated Fund for U.S. Government       Current income.
Securities II (see Note 10)
---------------------------------------  ---------------------------------------
Federated High Income Bond Fund II       High current income.
---------------------------------------  ---------------------------------------
VIP Contrafund(R) Portfolio              Long-term capital appreciation.
---------------------------------------  ---------------------------------------
VIP Growth Opportunities Portfolio       Capital appreciation.
---------------------------------------  ---------------------------------------
VIP Growth Portfolio                     Capital growth.
---------------------------------------  ---------------------------------------
Mutual Shares Securities Fund            Capital appreciation with income as a
                                         secondary objective.
---------------------------------------  ---------------------------------------
Templeton Asset Strategy Fund            High level of total return.
---------------------------------------  ---------------------------------------
Templeton Developing Markets             Long-term capital appreciation.
Securities Fund
---------------------------------------  ---------------------------------------
Templeton Growth Securities Fund         Long-term capital growth.
---------------------------------------  ---------------------------------------
Templeton International Securities Fund  Long-term capital growth.
---------------------------------------  ---------------------------------------
Technology Portfolio                     Long-term capital appreciation.
---------------------------------------  ---------------------------------------
Wanger Foreign Forty                     Long-term capital growth.
---------------------------------------  ---------------------------------------
Wanger International Small Cap           Long-term capital growth.
---------------------------------------  ---------------------------------------
Wanger Twenty                            Long-term capital growth.
---------------------------------------  ---------------------------------------
Wanger U.S. Small Cap                    Long-term capital growth.
---------------------------------------  ---------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

     Purchases and sales of shares of the Funds for the period ended December 31, 2001 aggregated the following:


                                                                              VA1                         VA2, VA3 & GSE
                                                                  ---------------------------     -----------------------------
SUBACCOUNT                                                         PURCHASES          SALES         PURCHASES           SALES
----------                                                         ---------          -----         ---------           -----
The Phoenix Edge Series Fund:
     Phoenix-Aberdeen International Series                        $  105,723      $   912,801     $ 3,252,842      $ 20,367,316
     Phoenix-Aberdeen New Asia Series                                 24,122           20,429       1,541,538         2,204,818
     Phoenix-AIM Mid-Cap Equity Series                                    --               --       3,230,193 (9)         3,442
     Phoenix-Alliance/Bernstein Growth + Value Series                 45,682 (11)          --       2,604,142 (9)           432 (9)
     Phoenix-Deutsche Trust Dow 30 Series                            297,627 (2)       76,133       3,197,070         1,772,095
     Phoenix-Deutsche Nasdaq-100 Index(R) Series                     283,571          198,503       2,402,375           624,444
     Phoenix-Duff & Phelps Real Estate Securities Series             102,581          327,591       3,172,621         3,284,649
     Phoenix-Engemann Capital Growth Series                        1,047,646       10,201,778      15,829,569       146,591,106
     Phoenix-Engemann Nifty Fifty Series                              56,722          209,863       1,553,826         4,272,905
     Phoenix-Engemann Small & Mid Cap Growth Series                   65,177           90,366       2,218,432           820,826
     Phoenix-Federated U.S. Government Bond Series                       378           21,188       2,131,967         1,398,576
     Phoenix-Goodwin Money Market Series                           7,804,952        6,711,395      55,505,490        46,016,264
     Phoenix-Goodwin Multi-Sector Fixed Income Series              2,917,348        3,690,931       9,264,264        13,066,537
     Phoenix-Hollister Value Equity Series                           423,983          187,412      12,465,500         3,283,702
     Phoenix-J.P. Morgan Research Enhanced Index Series              298,349          362,520       2,476,863         5,130,396
     Phoenix-Janus Core Equity Series                                 50,711           21,247       2,592,433         2,890,256
     Phoenix-Janus Flexible Income Series                            193,944           24,731       3,843,010         1,204,991
     Phoenix-Janus Growth Series                                     162,873          348,614       4,751,538         3,723,867
     Phoenix-MFS Investors Growth Stock Series                            --               --       3,349,560 (9)           523 (9)
     Phoenix-MFS Investors Trust Series                                   --               --       3,018,483 (9)         3,369 (9)
     Phoenix-MFS Value Series                                         45,714 (11)          --       3,278,571 (9)         3,661 (9)
     Phoenix-Morgan Stanley Focus Equity Series                          250           11,339         513,527           655,596
     Phoenix-Oakhurst Balanced Series                                442,457          854,480      10,818,641        29,374,083
     Phoenix-Oakhurst Growth and Income Series                       153,182          218,803       3,175,313         6,207,999
     Phoenix-Oakhurst Strategic Allocation Series                  2,178,610        7,735,243       9,434,429        40,177,104
     Phoenix-Sanford Bernstein Global Value Series                     1,624 (5)            5 (5)     352,960           367,626
     Phoenix-Sanford Bernstein Mid-Cap Value Series                  466,914          203,203       8,712,432         2,430,722
     Phoenix-Sanford Bernstein Small-Cap Value Series                267,667 (3)      123,032 (3)   3,969,023           808,534
     Phoenix-Seneca Mid-Cap Growth Series                            143,015          476,895       4,411,791         5,026,342
     Phoenix-Seneca Strategic Theme Series                           311,778          691,636       4,910,105        13,968,257

AIM Variable Insurance Funds:
     AIM V.I. Capital Appreciation Fund                                3,011 (8)            8 (8)     101,733 (6)         3,896 (6)
     AIM V.I. Value Fund                                              53,032 (7)          282 (7)   1,429,346 (4)        91,967 (4)

The Alger American Fund:
     Alger American Leveraged AllCap Portfolio                        42,898            6,656       1,665,003           674,830

Deutsche Asset Management VIT Funds:
     Deutsche VIT EAFE(R) Equity Index Fund                           66,347           22,234         729,185           482,520
     Deutsche VIT Equity Index 500 Fund                                   --               --         160,787                29 (10)

Federated Insurance Series:
     Federated Fund for U.S. Government Securities II              2,315,216        2,081,619      13,272,839         5,606,918
     Federated High Income Bond Fund II                            1,290,250        1,102,147       4,847,182         3,229,455

Fidelity(R) Variable Insurance Products:
     VIP Contrafund(R) Portfolio                                      54,015           46,228       2,627,416         1,089,649
     VIP Growth Opportunities Portfolio                                5,559              655         509,309            98,584
     VIP Growth Portfolio                                             90,832           21,881       3,191,754         1,000,645

Franklin Templeton Variable Insurance Products Trust-- Class 2:
     Mutual Shares Securities Fund                                   237,645 (1)       47,055 (1)   4,667,497           937,260
     Templeton Asset Strategy Fund                                     7,615           71,225         998,752         1,247,271
     Templeton Developing Markets Securities Fund                    248,335          231,856         558,465           914,410
     Templeton Growth Securities Fund                                161,729           89,869       3,073,805         1,494,755
     Templeton International Securities Fund                          79,640           78,973       3,099,180         1,589,615

The Universal Institutional Funds, Inc.:
     Technology Portfolio                                             15,730          118,260       9,212,865         9,877,302

Wanger Advisors Trust:
     Wanger Foreign Forty                                             42,142           53,148       1,187,011           772,956
     Wanger International Small Cap                                  955,324          564,961      30,090,439        18,146,521
     Wanger Twenty                                                        --            1,451       1,688,774         1,472,585
     Wanger U.S. Small Cap                                            65,340          805,983       2,676,871        24,281,298


                                                                              SIP
                                                                  ---------------------------
SUBACCOUNT                                                         PURCHASES          SALES
----------                                                         ---------          -----
The Phoenix Edge Series Fund:
     Phoenix-J.P. Morgan Research Enhanced Index Series           $1,886,626      $   578,859

(1)  From inception January 26, 2001 to December 31, 2001
(2)  From inception January 30, 2001 to December 31, 2001
(3)  From inception February 20, 2001 to December 31, 2001
(4)  From inception April 12, 2001 to December 31, 2001
(5)  From inception April 17, 2001 to December 31, 2001
(6)  From inception May 3, 2001 to December 31, 2001
(7)  From inception May 8, 2001 to December 31, 2001
(8)  From inception August 2, 2001 to December 31, 2001
(9)  From inception October 29, 2001 to December 31, 2001
(10) From inception November 23, 2001 to December 31, 2001

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                         NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the period ended December 31, 2001 follows:

                                                                  PERIOD ENDED
                                                                    12/31/01

                                                          VA1              VA2, VA3, & GSE
                                                      ------------------------------------
THE PHOENIX EDGE SERIES:
PHOENIX-ABERDEEN INTERNATIONAL SERIES
Units                                                    1,303,198              37,323,663
Unit Value, end of period                                $1.824634               $1.772861
Net assets, end of period (thousands)                       $2,378                 $66,169
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.00%)                 (1.25%)
Total return                                                (24.81%)                (25.00%)

PHOENIX-ABERDEEN NEW ASIA SERIES
Units                                                       47,912               4,547,088
Unit Value, end of period                                $0.785411               $0.776061
Net assets, end of period (thousands)                          $38                  $3,529
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets            1.11%                   0.95%
Total return                                                    --                    0.25%

PHOENIX-AIM MID CAP EQUITY SERIES
Units                                                           --               3,226,339(9)
Unit Value, end of period                                       --               $1.063225(9)
Net assets, end of period (thousands)                           --                  $3,430(9)
Expenses as a % of average net assets                           --                    1.25%(9)(12)
Net investment income as a % of average net assets              --                   (1.28%)(9)(12)
Total return                                                    --                    6.32%(9)

PHOENIX-ALLIANCE/BERNSTEIN GROWTH AND VALUE SERIES
Units                                                       43,256(11)           2,598,075(9)
Unit Value, end of period                                $1.068453(11)           $1.067989(9)
Net assets, end of period (thousands)                          $46(11)              $2,775(9)
Expenses as a % of average net assets                         1.00%(11)(12)           1.25%(9)(12)
Net investment income as a % of average net assets            0.31%(11)(12)          (0.60%)(9)(12)
Total return                                                  1.29%(11)(12)           6.80%(9)

PHOENIX-DEUTSCHE DOW 30 SERIES
Units                                                      214,071(2)           12,203,608
Unit Value, end of period                                $0.938170(2)            $0.887219
Net assets, end of period (thousands)                         $201(2)              $10,827
Expenses as a % of average net assets                         1.00%(2)(12)            1.25%
Net investment income as a % of average net assets            0.76%(2)(12)           (0.15%)
Total return                                                 (6.18%)(2)(12)          (7.16%)

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES
Units                                                      148,037              10,106,111
Unit Value, end of period                                $0.420556               $0.415758
Net assets, end of period (thousands)                          $62                  $4,202
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.00%)                 (1.25%)
Total return                                                (33.74%)                (33.91%)

Phoenix-Duff & Phelps Real Estate Securities Series
Units                                                       98,204               6,334,551
Unit Value, end of period                                $2.035646               $2.027561
Net assets, end of period (thousands)                         $200                 $12,844
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets            2.52%                   2.74%
Total return                                                  5.55%                   5.28%

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  PERIOD ENDED
                                                                    12/31/01

                                                          VA1              VA2, VA3, & GSE
                                                      ------------------------------------
PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
Units                                                    3,054,688              45,770,680
Unit Value, end of period                                $9.632257               $9.282201
Net assets, end of period (thousands)                      $29,424                $424,856
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (0.94%)                 (1.19%)
Total return                                                (35.24%)                (35.41%)

PHOENIX-ENGEMANN NIFTY FIFTY SERIES
Units                                                      407,435              12,424,070
Unit Value, end of period                                $0.848255               $0.842492
Net assets, end of period (thousands)                         $346                 $10,467
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.00%)                 (1.25%)
Total return                                                (35.97%)                (36.13%)

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
Units                                                      149,747               7,809,555
Unit Value, end of period                                $0.548934               $0.610714
Net assets, end of period (thousands)                          $82                  $4,769
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (0.95)                  (1.21%)
Total return                                                (27.47%)                (27.65%)

PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES
Units                                                        1,523               6,333,463
Unit Value, end of period                                $1.148411               $1.197776
Net assets, end of period (thousands)                           $2                  $7,586
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets            3.36%                   3.51%
Total return                                                  3.95%                   3.70%

PHOENIX-GOODWIN MONEY MARKET SERIES
Units                                                    2,017,443              24,588,508
Unit Value, end of period                                $2.580079               $2.486071
Net assets, end of period (thousands)                       $5,205                 $61,129
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets            2.66%                   2.40%
Total return                                                  2.78%                   2.52%

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
Units                                                    1,283,635              13,969,173
Unit Value, end of period                                $4.537693               $4.374471
Net assets, end of period (thousands)                       $5,825                 $61,108
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets            6.69%                   6.62%
Total return                                                  5.02%                   4.76%

PHOENIX-HOLLISTER VALUE EQUITY SERIES
Units                                                      460,254              13,552,546
Unit Value, end of period                                $1.360606               $1.423985
Net assets, end of period (thousands)                         $626                 $19,299
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (0.15%)                 (0.46%)
Total return                                                (18.79%)                (18.99%)

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  PERIOD ENDED
                                                                    12/31/01

                                                          VA1              VA2, VA3, & GSE
                                                      ------------------------------------
PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
Units                                                    1,046,796              15,727,175
Unit Value, end of period                                $1.195897               $1.221412
Net assets, end of period (thousands)                       $1,252                 $19,209
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (0.30%)                 (0.57%)
Total return                                                (12.79%)                (13.01%)

PHOENIX-JANUS CORE EQUITY SERIES
Units                                                      113,192               5,274,167
Unit Value, end of period                                $0.831290               $0.855799
Net assets, end of period (thousands)                          $94                  $4,514
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (0.40%)                 (0.60%)
Total return                                                (12.52%)                (12.75%)

PHOENIX-JANUS FLEXIBLE INCOME SERIES
Units                                                      172,664               8,337,783
Unit Value, end of period                                $1.100430               $1.112775
Net assets, end of period (thousands)                         $190                  $9,278
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets            4.68%                   3.63%
Total return                                                  6.16%                   5.90%

PHOENIX-JANUS GROWTH SERIES
Units                                                    1,313,581              21,535,516
Unit Value, end of period                                $0.671140               $0.698849
Net assets, end of period (thousands)                         $882                 $15,050
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.00%)                 (1.25%)
Total return                                                (24.61%)                (24.80%)

PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
Units                                                           --               3,331,724(9)
Unit Value, end of period                                       --               $1.066618(9)
Net assets, end of period (thousands)                           --                  $3,554(9)
Expenses as a % of average net assets                           --                    1.25%(9)(12)
Net investment income as a % of average net assets              --                   (1.27%)(9)(12)
Total return                                                    --                    6.66%(9)

PHOENIX-MFS INVESTORS TRUST SERIES
Units                                                           --               3,017,949(9)
Unit Value, end of period                                       --               $1.040225(9)
Net assets, end of period (thousands)                           --                  $3,139(9)
Expenses as a % of average net assets                           --                    1.25%(9)(12)
Net investment income as a % of average net assets              --                   (1.27%)(9)(12)
Total return                                                    --                    4.02%(9)

PHOENIX-MFS VALUE SERIES
Units                                                       44,099(11)           3,263,688(9)
Unit Value, end of period                                $1.055449(11)           $1.054990(9)
Net assets, end of period (thousands)                          $47(11)              $3,443(9)
Expenses as a % of average net assets                         1.00%(11)(12)           1.25%(9)(12)
Net investment income as a % of average net assets            1.13%(11)(12)          (0.18%)(9)(12)
Total return                                                  2.00%(11)(12)           5.50%(9)

          THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  PERIOD ENDED
                                                                    12/31/01

                                                          VA1              VA2, VA3, & GSE
                                                      ------------------------------------
PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES
Units                                                        5,482               5,471,331
Unit Value, end of period                                $0.727361               $0.764077
Net assets, end of period (thousands)                           $4                  $4,181
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.01%)                 (1.26%)
Total return                                                (15.94%)                (16.15%)

PHOENIX-OAKHURST BALANCED SERIES
Units                                                    1,634,396              57,256,150
Unit Value, end of period                                $2.309186               $2.254191
Net assets, end of period (thousands)                       $3,774                $129,066
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets            1.60%                   1.37%
Total return                                                  1.57%                   1.31%

PHOENIX-OAKHURST GROWTH AND INCOME SERIES
Units                                                      735,213              20,147,245
Unit Value, end of period                                $1.163375               $1.152330
Net assets, end of period (thousands)                         $855                 $23,216
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (0.51%)                 (0.78%)
Total return                                                 (9.09%)                 (9.32%)

PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
Units                                                    7,478,174              30,578,754
Unit Value, end of period                                $6.012629               $5.791858
Net assets, end of period (thousands)                      $44,963                $177,108
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets            1.48%                   1.22%
Total return                                                  0.85%                   0.59%

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES
Units                                                        1,635(5)            7,228,503
Unit Value, end of period                                $0.968898(5)            $0.958705
Net assets, end of period (thousands)                           $2(5)               $6,930
Expenses as a % of average net assets                         1.00%(5)(12)            1.25%
Net investment income as a % of average net assets            1.20%(5)(12)           (0.38%)
Total return                                                 (3.11%)(5)              (8.01%)

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
Units                                                      392,090              12,331,815
Unit Value, end of period                                $1.074551               $1.089546
Net assets, end of period (thousands)                         $421                 $13,436
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets            0.50%                   0.25%
Total return                                                 21.75%                  21.45%

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
Units                                                      143,005(3)            5,110,098
Unit Value, end of period                                $1.084641(3)            $1.215139
Net assets, end of period (thousands)                         $155(3)               $6,209
Expenses as a % of average net assets                         1.00%(3)(12)            1.25%
Net investment income as a % of average net assets           (0.19%)(3)(12)          (0.45%)
Total return                                                  8.46%(3)               14.31%

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  PERIOD ENDED
                                                                    12/31/01

                                                          VA1              VA2, VA3, & GSE
                                                      ------------------------------------
PHOENIX-SENECA MID-CAP GROWTH SERIES
Units                                                      803,067              11,318,129
Unit Value, end of period                                $1.306225               $1.439643
Net assets, end of period (thousands)                       $1,049                 $16,294
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.00%)                 (1.25%)
Total return                                                (26.04%)                (26.07%)

PHOENIX-SENECA STRATEGIC THEME SERIES
Units                                                    1,251,388              23,730,604
Unit Value, end of period                                $1.746048               $1.731851
Net assets, end of period (thousands)                       $2,185                 $41,098
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.00%)                 (1.25%)
Total return                                                (28.09%)                (28.28%)

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. CAPITAL APPRECIATION FUND
Units                                                        2,831                  98,830
Unit Value, end of period                                $0.926506(8)            $0.864839(6)
Net assets, end of period (thousands)                           $3 (8)                 $85(6)
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (0.96%)(8)(12)          (1.26%)(6)(12)
Total return                                                 (6.31%)(8)             (13.52%)(6)

AIM V.I. VALUE FUND
Units                                                       52,043(7)            1,384,144(4)
Unit Value, end of period                                $0.891508(7)            $0.972602(4)
Net assets, end of period (thousands)                          $46(7)               $1,346(4)
Expenses as a % of average net assets                         1.00%(7)(12)            1.25%(4)(12)
Net investment income as a % of average net assets           (0.80%)(7)(12)          (0.74%)(4)(12)
Total return                                                (10.85%)(7)               2.74%(4)

THE ALGER AMERICAN FUND:
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Units                                                      319,834               3,548,441
Unit Value, end of period                                $0.617853               $0.646135
Net assets, end of period (thousands)                         $198                  $2,293
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.01%)                 (1.26%)
Total return                                                (16.78%)                (16.99%)

DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND
Units                                                      120,089               1,334,668
Unit Value, end of period                                $0.724013               $0.744077
Net assets, end of period (thousands)                          $87                    $993
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.00%)                 (1.25%)
Total return                                                (25.45%)                (25.63%)

DEUTSCHE VIT EQUITY 500 INDEX FUND
Units                                                           --                 152,382(10)
Unit Value, end of period                                       --               $1.054148(10)
Net assets, end of period (thousands)                           --                    $161(10)
Expenses as a % of average net assets                           --                    1.25%(10)(12)
Net investment income as a % of average net assets              --                   (1.26%)(10)(12)
Total return                                                    --                   (0.05%)(10)

          THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                    PERIOD ENDED
                                                                                      12/31/01

                                                                            VA1              VA2, VA3, & GSE
                                                                        ------------------------------------
FEDERATED INSURANCE SERIES:
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Units                                                                        242,762               8,843,851
Unit Value, end of period                                                  $1.167793               $1.150966
Net assets, end of period (thousands)                                           $283                 $10,179
Expenses as a % of average net assets                                           1.00%                   1.25%
Net investment income as a % of average net assets                              5.14%                   1.57%
Total return                                                                    5.96%                   5.69%

FEDERATED HIGH INCOME BOND FUND II
Units                                                                        608,182               2,813,259
Unit Value, end of period                                                  $0.939481               $0.905914
Net assets, end of period (thousands)                                           $571                  $2,549
Expenses as a % of average net assets                                           1.00%                   1.25%
Net investment income as a % of average net assets                              6.70%                   8.08%
Total return                                                                    0.36%                   0.10%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS:
VIP CONTRAFUND(R) PORTFOLIO
Units                                                                        144,251               3,390,082
Unit Value, end of period                                                  $0.811604               $0.800770
Net assets, end of period (thousands)                                           $117                  $2,715
Expenses as a % of average net assets                                           1.00%                   1.25%
Net investment income as a % of average net assets                             (0.33%)                 (0.83%)
Total return                                                                  (13.24%)                (13.46%)

VIP GROWTH OPPORTUNITIES PORTFOLIO
Units                                                                         62,035                 920,170
Unit Value, end of period                                                  $0.725942               $0.704012
Net assets, end of period (thousands)                                            $45                    $648
Expenses as a % of average net assets                                           1.00%                   1.25%
Net investment income as a % of average net assets                             (1.01%)                 (1.08%)
Total return                                                                  (15.30%)                (15.52%)

VIP GROWTH PORTFOLIO
Units                                                                        306,781               4,742,730
Unit Value, end of period                                                  $0.686898               $0.689602
Net assets, end of period (thousands)                                           $211                  $3,271
Expenses as a % of average net assets                                           1.00%                   1.25%
Net investment income as a % of average net assets                             (1.00%)                 (1.25%)
Total return                                                                  (18.55%)                (18.76%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2:
MUTUAL SHARES SECURITIES FUND
Units                                                                        175,268               3,338,350
Unit Value, end of period                                                  $1.017526(1)            $1.285827
Net assets, end of period (thousands)                                           $178(1)               $4,293
Expenses as a % of average net assets                                           1.00%                   1.25%
Net investment income as a % of average net assets                              1.01%                   0.46%
Total return                                                                    1.75%                   5.70%

TEMPLETON ASSET STRATEGY FUND
Units                                                                         16,908               3,026,545
Unit Value, end of period                                                  $1.162428               $1.199240
Net assets, end of period (thousands)                                            $20                  $3,630
Expenses as a % of average net assets                                           1.00%                   1.25%
Net investment income as a % of average net assets                             (0.43%)                  0.06%
Total return                                                                  (10.85%)                (11.08%)

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  PERIOD ENDED
                                                                    12/31/01

                                                          VA1              VA2, VA3, & GSE
                                                      ------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
Units                                                      538,588               3,008,456
Unit Value, end of period                                $0.490940               $0.479198
Net assets, end of period (thousands)                         $264                  $1,442
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets            0.03%                  (0.44%)
Total return                                                 (9.01%)                 (9.24%)

TEMPLETON GROWTH SECURITIES FUND
Units                                                      144,343               4,933,563
Unit Value, end of period                                $1.405881               $1.390332
Net assets, end of period (thousands)                         $203                  $6,859
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           18.72%                  15.89%
Total return                                                 (2.30%)                 (2.54%)

TEMPLETON INTERNATIONAL SECURITIES FUND
Units                                                      154,973               5,377,596
Unit Value, end of period                                $1.031634               $1.128004
Net assets, end of period (thousands)                         $160                  $6,066
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets            2.03%                   1.77%
Total return                                                (16.84%)                (17.05%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
TECHNOLOGY PORTFOLIO
Units                                                    1,112,304              15,581,905
Unit Value, end of period                                $0.395096               $0.409342
Net assets, end of period (thousands)                         $439                  $6,378
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.00%)                 (1.25%)
Total return                                                (49.37%)                (49.50%)

WANGER ADVISORS TRUST:
WANGER FOREIGN FORTY
Units                                                      169,883               2,342,589
Unit Value, end of period                                $0.723775               $1.281094
Net assets, end of period (thousands)                         $123                  $3,001
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (0.85%)                 (1.12%)
Total return                                                (27.36%)                (27.54%)

WANGER INTERNATIONAL SMALL CAP
Units                                                      982,534              25,932,434
Unit Value, end of period                                $2.272952               $2.410830
Net assets, end of period (thousands)                       $2,233                 $62,519
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.00%)                 (1.25%)
Total return                                                (21.95%)                (22.15%)

WANGER TWENTY
Units                                                      124,940               2,723,608
Unit Value, end of period                                $1.269986               $1.546570
Net assets, end of period (thousands)                         $159                  $4,212
Expenses as a % of average net assets                         1.00%                   1.25%
Net investment income as a % of average net assets           (1.01%)                 (1.27%)
Total return                                                  8.00%                   7.72%

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  PERIOD ENDED
                                                                    12/31/01

                                                          VA1              VA2, VA3, & GSE
                                                      ------------------------------------
WANGER U.S. SMALL CAP
Units                                                     946,032               47,608,599
Unit Value, end of period                               $2.877281                $2.829993
Net assets, end of period (thousands)                      $2,722                 $134,732
Expenses as a % of average net assets                        1.00%                    1.25%
Net investment income as a % of average net assets          (0.94%)                  (1.20%)
Total return                                                10.27%                    9.99%


                                                                 YEAR ENDED
                                                             DECEMBER 31, 2001

                                                                    SIP
                                                      ------------------------------------
THE PHOENIX EDGE SERIES:
PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
Units                                                                              493,562
Unit Value, end of period                                                       $11.216439
Net assets, end of period (thousands)                                               $5,536
Expenses as a % of average net assets                                                   --
Net investment income as a % of average net assets                                    0.74%
Total return                                                                        (11.92%)


(1)  From inception January 26, 2001 to December 31, 2001
(2)  From inception January 30, 2001 to December 31, 2001
(3)  From inception February 20, 2001 to December 31, 2001
(4)  From inception April 12, 2001 to December 31, 2001
(5)  From inception April 17, 2001 to December 31, 2001
(6)  From inception May 3, 2001 to December 31, 2001
(7)  From inception May 8, 2001 to December 31, 2001
(8)  From inception August 2, 2001 to December 31, 2001
(9)  From inception October 29, 2001 to December 31, 2001
(10) From inception November 23, 2001 to December 31, 2001
(11) From inception December 3, 2001 to December 31, 2001
(12) Annualized.

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                               SUBACCOUNT
                                        -----------------------------------------------------------------------------------------

                                                                    PHOENIX-                               PHOENIX-
                                                                   ALLIANCE/     PHOENIX-     PHOENIX-      DUFF &
                                          PHOENIX-     PHOENIX-    BERNSTEIN     DEUTSCHE     DEUTSCHE   PHELPS REAL
                                          ABERDEEN     ABERDEEN      GROWTH       TRUST      NASDAQ-100     ESTATE
                                       INTERNATIONAL   NEW ASIA     + VALUE       DOW 30      INDEX(R)    SECURITIES
                                           SERIES       SERIES     SERIES(11)   SERIES(2)      SERIES       SERIES
                                        -----------  -----------  -----------  -----------  -----------  -----------
VA1
Units outstanding, beginning of period    1,732,171       44,754           --           --       98,340      221,487
Participant deposits                         14,446           --           --           --           --        1,573
Participant transfers                      (169,079)       5,893       43,256      214,071       56,214      (91,555)
Participant withdrawals                    (274,340)      (2,735)          --           --       (6,517)     (33,301)
                                        ----------------------------------------------------------------------------
Units outstanding, end of period          1,303,198       47,912       43,256      214,071      148,037       98,204
                                        ============================================================================

                                                                                 PHOENIX-                               PHOENIX-
                                                                                ALLIANCE/     PHOENIX-     PHOENIX-      DUFF &
                                          PHOENIX-     PHOENIX-   PHOENIX-AIM   BERNSTEIN     DEUTSCHE     DEUTSCHE   PHELPS REAL
                                          ABERDEEN     ABERDEEN     MID CAP       GROWTH       TRUST      NASDAQ-100     ESTATE
                                       INTERNATIONAL   NEW ASIA      EQUITY      + VALUE       DOW 30      INDEX(R)    SECURITIES
                                           SERIES       SERIES     SERIES(9)    SERIES(9)      SERIES       SERIES       SERIES
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period   44,692,425    4,862,441           --           --   10,515,843    6,593,865    5,911,115
Participant deposits                        562,118      235,244    3,000,000    2,500,000      285,558      409,295       58,130
Participant transfers                    (3,335,509)    (456,823)     226,349       98,075    1,523,270    2,393,546      479,561
Participant withdrawals                  (6,576,207)    (682,719)         (10)          --     (751,502)     (15,434)    (807,899)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period         35,342,827    3,958,143    3,226,339    2,598,075   11,573,169    9,381,272    5,640,907
                                        =========================================================================================

                                                                                              PHOENIX-
                                                                    PHOENIX-     PHOENIX-      DUFF &
                                          PHOENIX-     PHOENIX-     DEUTSCHE     DEUTSCHE   PHELPS REAL
                                          ABERDEEN     ABERDEEN      TRUST      NASDAQ-100     ESTATE
                                       INTERNATIONAL   NEW ASIA      DOW 30      INDEX(R)    SECURITIES
                                           SERIES       SERIES       SERIES       SERIES       SERIES
                                        -----------  -----------  -----------  -----------  -----------
GROUP STRATEGIC EDGE:
Units outstanding, beginning of period    2,092,972      627,212      244,422       15,675      663,885
Participant deposits                        332,076      141,521      120,050      118,562      133,626
Participant transfers                       (40,383)     (43,989)     283,659      601,685       29,126
Participant withdrawals                    (403,829)    (135,799)     (17,692)     (11,085)    (132,993)
                                        ---------------------------------------------------------------
Units outstanding, end of period          1,980,836      588,945      630,439      724,837      693,644
                                        ===============================================================

                                                                    PHOENIX-                              PHOENIX-
                                          PHOENIX-                  ENGEMANN     PHOENIX-     PHOENIX-    GOODWIN       PHOENIX-
                                          ENGEMANN     PHOENIX-     SMALL &     FEDERATED     GOODWIN   MULTI-SECTOR   HOLLISTER
                                          CAPITAL      ENGEMANN     MID CAP        U.S.        MONEY       FIXED         VALUE
                                           GROWTH    NIFTY FIFTY     GROWTH     GOVERNMENT     MARKET      INCOME        EQUITY
                                           SERIES       SERIES       SERIES    BOND SERIES     SERIES      SERIES        SERIES
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
VA1
Units outstanding, beginning of period    3,894,869      534,267      218,123       20,634    1,638,091    1,541,948      297,870
Participant deposits                         24,625        2,720           --           --      220,779        7,233        1,662
Participant transfers                      (298,357)     (62,775)     106,929      (19,109)     793,435      (19,957)     164,264
Participant withdrawals                    (566,449)     (66,777)    (175,305)          (2)    (634,862)    (245,589)      (3,542)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period          3,054,688      407,435      149,747        1,523    2,017,443    1,283,635      460,254
                                        =========================================================================================

                                                                    PHOENIX-                              PHOENIX-
                                          PHOENIX-                  ENGEMANN     PHOENIX-     PHOENIX-    GOODWIN       PHOENIX-
                                          ENGEMANN     PHOENIX-     SMALL &     FEDERATED     GOODWIN   MULTI-SECTOR   HOLLISTER
                                          CAPITAL      ENGEMANN     MID CAP        U.S.        MONEY       FIXED         VALUE
                                           GROWTH    NIFTY FIFTY     GROWTH     GOVERNMENT     MARKET      INCOME        EQUITY
                                           SERIES       SERIES       SERIES    BOND SERIES     SERIES      SERIES        SERIES
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period   54,913,556   13,651,851    5,361,608    6,068,470   19,092,879   15,153,336    7,277,053
Participant deposits                        674,486      250,903       94,292      157,457    3,955,319      220,943      722,640
Participant transfers                    (5,033,778)  (1,333,706)   2,362,089      230,760    8,530,766      261,991    6,478,539
Participant withdrawals                  (8,063,855)  (1,708,970)    (193,899)    (252,193)  (9,418,709)  (2,345,236)  (1,679,993)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period         42,490,409   10,860,078    7,624,090    6,204,494   22,160,255   13,291,034   12,798,239
                                        =========================================================================================

                                                                    PHOENIX-                              PHOENIX-
                                          PHOENIX-                  ENGEMANN     PHOENIX-     PHOENIX-    GOODWIN       PHOENIX-
                                          ENGEMANN     PHOENIX-     SMALL &     FEDERATED     GOODWIN   MULTI-SECTOR   HOLLISTER
                                          CAPITAL      ENGEMANN     MID CAP        U.S.        MONEY       FIXED         VALUE
                                           GROWTH    NIFTY FIFTY     GROWTH     GOVERNMENT     MARKET      INCOME        EQUITY
                                           SERIES       SERIES       SERIES    BOND SERIES     SERIES      SERIES        SERIES
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
GROUP STRATEGIC EDGE:
Units outstanding, beginning of period    3,659,961    1,575,535      146,359       41,429    2,207,851      700,307      579,875
Participant deposits                        417,928      483,328       30,772       31,575    1,244,816       90,978      209,801
Participant transfers                      (244,043)    (127,941)      20,656       80,510      534,525       (3,597)     108,747
Participant withdrawals                    (553,575)    (366,930)     (12,322)     (24,545)  (1,558,939)    (109,549)    (144,116)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period          3,280,271    1,563,992      185,465      128,969    2,428,253      678,139      754,307
                                        =========================================================================================

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS) (CONTINUED)

                                                                               SUBACCOUNT
                                        -----------------------------------------------------------------------------------------

                                          PHOENIX-
                                        J.P. MORGAN                 PHOENIX-
                                          RESEARCH     PHOENIX-      JANUS       PHOENIX-
                                          ENHANCED    JANUS CORE    FLEXIBLE      JANUS     PHOENIX-MFS
                                           INDEX        EQUITY       INCOME       GROWTH       VALUE
                                           SERIES       SERIES       SERIES       SERIES     SERIES(11)
                                        -----------  -----------  -----------  -----------  -----------
VA1
Units outstanding, beginning of period    1,104,583       85,077       22,691    1,573,655           --
Participant deposits                          6,011        1,677        4,737       11,209           --
Participant transfers                        70,264       41,584      147,506     (190,660)      44,099
Participant withdrawals                    (134,062)     (15,146)      (2,270)     (80,623)          --
                                        ---------------------------------------------------------------
Units outstanding, end of period          1,046,796      113,192      172,664    1,313,581       44,099
                                        ===============================================================

                                          PHOENIX-
                                        J.P. MORGAN                 PHOENIX-                PHOENIX-MFS
                                          RESEARCH     PHOENIX-      JANUS       PHOENIX-    INVESTORS   PHOENIX-MFS
                                          ENHANCED    JANUS CORE    FLEXIBLE      JANUS        GROWTH     INVESTORS   PHOENIX-MFS
                                           INDEX        EQUITY       INCOME       GROWTH       STOCK        TRUST        VALUE
                                           SERIES       SERIES       SERIES       SERIES     SERIES(9)    SERIES(9)    SERIES(9)
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period   15,302,397    5,250,353    5,996,691   18,510,912           --           --           --
Participant deposits                        119,824      239,076      119,959      791,572    3,000,000    3,000,048    3,000,071
Participant transfers                      (598,826)     946,122    2,328,111    1,716,293      321,494       17,901      263,779
Participant withdrawals                  (1,680,860)  (1,573,390)    (393,340)  (1,601,920)          --           --         (162)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period         13,142,535    4,862,161    8,051,421   19,416,857    3,321,494    3,017,949    3,263,688
                                        =========================================================================================

                                          PHOENIX-
                                        J.P. MORGAN                 PHOENIX-                PHOENIX-MFS
                                          RESEARCH     PHOENIX-      JANUS       PHOENIX-    INVESTORS
                                          ENHANCED    JANUS CORE    FLEXIBLE      JANUS        GROWTH
                                           INDEX        EQUITY       INCOME       GROWTH       STOCK
                                           SERIES       SERIES       SERIES       SERIES     SERIES(9)
                                        -----------  -----------  -----------  -----------  -----------
GROUP STRATEGIC EDGE:
Units outstanding, beginning of period    2,637,361      412,802      256,795    1,785,611           --
Participant deposits                        464,942      136,970       49,279      825,364          654
Participant transfers                       (95,794)      42,983       41,463      (59,998)       9,578
Participant withdrawals                    (421,869)    (180,749)     (61,175)    (432,318)          (2)
                                        ---------------------------------------------------------------
Units outstanding, end of period          2,584,640      412,006      286,362    2,118,659       10,230
                                        ===============================================================

                                          PHOENIX-
                                        J.P. MORGAN
                                          RESEARCH
                                          ENHANCED
                                           INDEX
                                           SERIES
                                        -----------
GROUP STRATEGIC EDGE (SIP):
Units outstanding, beginning of period      386,434
Participant deposits                        174,463
Participant transfers                            --
Participant withdrawals                     (67,681)
                                        -----------
Units outstanding, end of period            493,216
                                        ===========

                                         PHOENIX-                                            PHOENIX-     PHOENIX-     PHOENIX-
                                          MORGAN                   PHOENIX-     PHOENIX-     SANFORD      SANFORD      SANFORD
                                         STANLEY      PHOENIX-     OAKHURST     OAKHURST    BERNSTEIN    BERNSTEIN    BERNSTEIN
                                          FOCUS       OAKHURST    GROWTH AND   STRATEGIC      GLOBAL      MID-CAP     SMALL-CAP
                                          EQUITY      BALANCED      INCOME     ALLOCATION     VALUE        VALUE        VALUE
                                          SERIES       SERIES       SERIES       SERIES     SERIES(5)      SERIES     SERIES(3)
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
VA1
Units outstanding, beginning of period       18,693    1,880,421      779,533    8,680,848           --      117,034           --
Participant deposits                            339        6,327        4,971       67,640        1,635       11,280        5,278
Participant transfers                        (6,604)      (7,842)      72,319     (321,931)          --      394,919      223,850
Participant withdrawals                      (6,946)    (244,510)    (121,610)    (948,383)          --     (131,143)     (86,123)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period              5,482    1,634,396      735,213    7,478,174        1,635      392,090      143,005
                                        =========================================================================================

                                         PHOENIX-                                            PHOENIX-     PHOENIX-     PHOENIX-
                                          MORGAN                   PHOENIX-     PHOENIX-     SANFORD      SANFORD      SANFORD
                                         STANLEY      PHOENIX-     OAKHURST     OAKHURST    BERNSTEIN    BERNSTEIN    BERNSTEIN
                                          FOCUS       OAKHURST    GROWTH AND   STRATEGIC      GLOBAL      MID-CAP     SMALL-CAP
                                          EQUITY      BALANCED      INCOME     ALLOCATION     VALUE        VALUE        VALUE
                                          SERIES       SERIES       SERIES       SERIES       SERIES       SERIES       SERIES
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period    5,512,326   65,119,884   20,760,649   35,258,773    7,278,985    5,554,971    2,378,546
Participant deposits                         46,330    1,396,808      352,983      354,725        5,855      375,967      141,718
Participant transfers                       (32,179)  (1,281,721)     (26,272)    (847,287)     (72,616)   7,408,782    2,691,789
Participant withdrawals                    (125,533) (10,586,014)  (2,879,107)  (5,596,587)      (4,456)  (1,695,402)    (207,539)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period          5,400,944   54,648,957   18,208,253   29,169,624    7,207,768   11,644,318    5,004,514
                                        =========================================================================================

                                         PHOENIX-                                            PHOENIX-     PHOENIX-     PHOENIX-
                                          MORGAN                   PHOENIX-     PHOENIX-     SANFORD      SANFORD      SANFORD
                                         STANLEY      PHOENIX-     OAKHURST     OAKHURST    BERNSTEIN    BERNSTEIN    BERNSTEIN
                                          FOCUS       OAKHURST    GROWTH AND   STRATEGIC      GLOBAL      MID-CAP     SMALL-CAP
                                          EQUITY      BALANCED      INCOME     ALLOCATION     VALUE        VALUE        VALUE
                                          SERIES       SERIES       SERIES       SERIES       SERIES       SERIES       SERIES
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
GROUP STRATEGIC EDGE:
Units outstanding, beginning of period       85,036    2,640,665    1,836,183    1,690,923        1,268      385,380           --
Participant deposits                         47,189      351,492      440,802      116,901       18,267      157,953        6,766
Participant transfers                       (24,603)     119,626      (10,545)     (61,276)       1,771      289,871       99,357
Participant withdrawals                     (37,235)    (503,590)    (327,448)    (337,418)        (572)    (145,707)        (540)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period             70,387    2,608,193    1,938,992    1,409,130       20,734      687,497      105,583
                                        =========================================================================================

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS) (CONTINUED)

                                                                               SUBACCOUNT
                                        -----------------------------------------------------------------------------------------

                                          PHOENIX-     PHONEIX-                                ALGER
                                           SENECA       SENECA     AIM V.I.                   AMERICAN     DEUTSCHE
                                          MID-CAP     STRATEGIC    CAPITAL       AIM V.I.    LEVERAGED   VIT EAFE(R)
                                           GROWTH       THEME    APPRECIATION     VALUE        ALLCAP       EQUITY
                                           SERIES       SERIES     FUND(8)       FUND(7)     PORTFOLIO    INDEX FUND
                                        -----------  -----------  -----------  -----------  -----------  -----------
VA1
Units outstanding, beginning of period      998,263    1,469,644           --           --      266,901       55,917
Participant deposits                          8,586        1,902           --           --       10,643          732
Participant transfers                      (189,289)     (92,799)       2,831       52,060       53,652       74,509
Participant withdrawals                     (14,493)    (127,359)          --          (17)     (11,362)     (11,069)
                                        ----------------------------------------------------------------------------
Units outstanding, end of period            803,067    1,251,388        2,831       52,043      319,834      120,089
                                        ============================================================================

                                          PHOENIX-     PHONEIX-                                ALGER
                                           SENECA       SENECA     AIM V.I.                   AMERICAN     DEUTSCHE     DEUTSCHE
                                          MID-CAP     STRATEGIC    CAPITAL       AIM V.I.    LEVERAGED   VIT EAFE(R)   VIT EQUITY
                                           GROWTH       THEME    APPRECIATION     VALUE        ALLCAP       EQUITY     INDEX 500
                                           SERIES       SERIES     FUND(6)       FUND(4)     PORTFOLIO    INDEX FUND    FUND(10)
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period   10,542,685   26,849,374           --           --    1,967,525      726,082           --
Participant deposits                        274,705      507,978       23,411       82,920      152,060       88,951           --
Participant transfers                       558,901   (2,081,883)      78,716    1,329,801    1,651,849      419,809      152,073
Participant withdrawals                  (1,255,735)  (3,447,341)      (3,720)     (69,199)    (605,063)     (97,033)          --
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period         10,120,556   21,828,128       98,407    1,343,522    3,166,371    1,137,809      152,073
                                        =========================================================================================

                                          PHOENIX-     PHONEIX-                                ALGER
                                           SENECA       SENECA     AIM V.I.                   AMERICAN     DEUTSCHE     DEUTSCHE
                                          MID-CAP     STRATEGIC    CAPITAL       AIM V.I.    LEVERAGED   VIT EAFE(R)   VIT EQUITY
                                           GROWTH       THEME    APPRECIATION     VALUE        ALLCAP       EQUITY     INDEX 500
                                           SERIES       SERIES     FUND(6)       FUND(4)     PORTFOLIO    INDEX FUND    FUND(10)
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
GROUP STRATEGIC EDGE:
Units outstanding, beginning of period    1,181,607    2,146,986           --           --      206,816      319,399           --
Participant deposits                        334,900      429,455          423       12,578      164,080       30,145          309
Participant transfers                       (39,496)    (318,540)          --       28,048       30,022       11,874           --
Participant withdrawals                    (279,438)    (355,426)          --           (4)     (18,848)    (164,559)          --
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period          1,197,573    1,902,475          423       40,622      382,070      196,859          309
                                        =========================================================================================

                                         FEDERATED
                                          FUND FOR                                                          MUTUAL     TEMPLETON
                                            U.S.      FEDERATED       VIP        VIP GROWTH                 SHARES       ASSET
                                         GOVERNMENT  HIGH INCOME CONTRAFUND(R) OPPORTUNITIES VIP GROWTH   SECURITIES    STRATEGY
                                       SECURITIES II BOND FUND II  PORTFOLIO     PORTFOLIO   PORTFOLIO     FUND(1)        FUND
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
VA1
Units outstanding, beginning of period       47,207      451,192      140,563       54,848      215,640           --       68,491
Participant deposits                          1,322          207        6,510        7,190        6,627        5,905           77
Participant transfers                       214,675      209,414          704           --       88,016      174,007        3,968
Participant withdrawals                     (20,442)     (52,631)      (3,526)          (3)      (3,502)      (4,644)     (55,628)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period            242,762      608,182      144,251       62,035      306,781      175,268       16,908
                                        =========================================================================================

                                         FEDERATED
                                          FUND FOR                                                          MUTUAL     TEMPLETON
                                            U.S.      FEDERATED       VIP        VIP GROWTH                 SHARES       ASSET
                                         GOVERNMENT  HIGH INCOME CONTRAFUND(R) OPPORTUNITIES VIP GROWTH   SECURITIES    STRATEGY
                                       SECURITIES II BOND FUND II  PORTFOLIO     PORTFOLIO   PORTFOLIO       FUND         FUND
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period    1,921,107    1,222,026    1,484,781      293,705    1,727,398      510,497    2,786,621
Participant deposits                      1,000,594       47,507      220,912       20,854      440,708      136,400       35,612
Participant transfers                     5,891,147    1,705,018    1,625,491      555,881    2,866,825    2,730,568     (118,219)
Participant withdrawals                    (717,574)    (305,217)    (213,012)     (84,917)    (595,547)    (244,460)    (501,777)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period          8,095,274    2,669,334    3,118,172      785,523    4,439,384    3,133,005    2,202,237
                                        =========================================================================================

                                         FEDERATED
                                          FUND FOR                                                          MUTUAL     TEMPLETON
                                            U.S.      FEDERATED       VIP        VIP GROWTH                 SHARES       ASSET
                                         GOVERNMENT  HIGH INCOME CONTRAFUND(R) OPPORTUNITIES VIP GROWTH   SECURITIES    STRATEGY
                                       SECURITIES II BOND FUND II  PORTFOLIO     PORTFOLIO   PORTFOLIO       FUND         FUND
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
GROUP STRATEGIC EDGE:
Units outstanding, beginning of period      254,880       65,495      127,159       45,012       91,395       83,766      784,810
Participant deposits                        175,043       53,454      115,935       76,939      159,089       82,727      162,189
Participant transfers                       391,354       37,085       55,083       15,126       79,632       49,795      (46,823)
Participant withdrawals                     (72,700)     (12,109)     (26,267)      (2,430)     (26,770)     (10,943)     (75,868)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period            748,577      143,925      271,910      134,647      303,346      205,345      824,308
                                        =========================================================================================

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS) (CONTINUED)

                                                                               SUBACCOUNT
                                        -----------------------------------------------------------------------------------------

                                         TEMPLETON
                                         DEVELOPING   TEMPLETON    TEMPLETON
                                          MARKETS       GROWTH   INTERNATIONAL                 WANGER       WANGER
                                         SECURITIES   SECURITIES   SECURITIES   TECHNOLOGY    FOREIGN   INTERNATIONAL    WANGER
                                            FUND         FUND         FUND      PORTFOLIO      FORTY      SMALL CAP      TWENTY
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
VA1
Units outstanding, beginning of period      587,378      124,651      196,306    1,291,156      203,747    1,182,620      124,951
Participant deposits                          1,000       12,608           67       14,676        1,236        6,645           --
Participant transfers                        27,159        7,339       25,261     (150,127)          --      (43,787)          --
Participant withdrawals                     (76,949)        (255)     (66,661)     (43,401)     (35,100)    (162,944)         (11)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period            538,588      144,343      154,973    1,112,304      169,883      982,534      124,940
                                        =========================================================================================

                                         TEMPLETON
                                         DEVELOPING   TEMPLETON    TEMPLETON
                                          MARKETS       GROWTH   INTERNATIONAL                 WANGER       WANGER
                                         SECURITIES   SECURITIES   SECURITIES   TECHNOLOGY    FOREIGN   INTERNATIONAL    WANGER
                                            FUND         FUND         FUND      PORTFOLIO      FORTY      SMALL CAP      TWENTY
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period    3,250,574    3,800,756    4,618,003   14,998,927    1,922,042   28,946,755    2,430,453
Participant deposits                         66,753      158,157       52,695      380,215       66,207      348,744      227,256
Participant transfers                      (488,444)     804,290      344,704     (413,842)     120,642   (1,449,381)      97,995
Participant withdrawals                    (450,871)    (656,415)    (563,516)  (1,298,661)    (164,591)  (3,466,248)    (238,210)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period          2,378,012    4,106,788    4,451,886   13,666,639    1,944,300   24,379,870    2,517,494
                                        =========================================================================================

                                         TEMPLETON
                                         DEVELOPING   TEMPLETON    TEMPLETON
                                          MARKETS       GROWTH   INTERNATIONAL                 WANGER       WANGER
                                         SECURITIES   SECURITIES   SECURITIES   TECHNOLOGY    FOREIGN   INTERNATIONAL    WANGER
                                            FUND         FUND         FUND      PORTFOLIO      FORTY      SMALL CAP      TWENTY
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
GROUP STRATEGIC EDGE:
Units outstanding, beginning of period      608,333      823,611      924,831    1,663,348      320,122    1,796,989      129,108
Participant deposits                        134,663      148,005      205,073      715,293      146,359      303,866       77,708
Participant transfers                       (15,429)      15,366       (9,713)     (47,101)      (7,420)    (121,580)      26,845
Participant withdrawals                     (97,123)    (160,207)    (194,481)    (416,274)     (60,772)    (426,711)     (27,547)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period            630,444      826,775      925,710    1,915,266      398,289    1,552,564      206,114
                                        =========================================================================================


(1)  From inception January 26, 2001 to December 31, 2001
(2)  From inception January 30, 2001 to December 31, 2001
(3)  From inception February 20, 2001 to December 31, 2001
(4)  From inception April 12, 2001 to December 31, 2001
(5)  From inception April 17, 2001 to December 31, 2001
(6)  From inception May 3, 2001 to December 31, 2001
(7)  From inception May 8, 2001 to December 31, 2001
(8)  From inception August 2, 2001 to December 31, 2001
(9)  From inception October 29, 2001 to December 31, 2001
(10) From inception November 23, 2001 to December 31, 2001
(11) From inception December 3, 2001 to December 31, 2001

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks Phoenix charges the subaccounts designated VA1, a daily equivalent of 0.40% and 0.60% on an annual basis for mortality and expense risks, respectively. VA2, VA3 & GSE subaccounts are charged the daily equivalent of 0.40% and 0.85% on an annual basis for mortality and expense risks, respectively.

     As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $978,085 and $960,014, for the years ended December 31, 2001 and 2000, respectively and are funded by and included in participant withdrawals.

     PEPCO is the principal underwriter and distributor for the Account. Phoenix reimburses PEPCO for expenses incurred as underwriter.

     On surrender of a contract for subaccounts designated VA1, VA2, VA3 and Allocated GSE, contingent deferred sales charges, can vary from 0 - 6% and for subaccounts designated Unallocated GSE, the sales charge can vary 0-9%, depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $1,294,338 and $2,235,299, for the years ended December 31, 2001, and 2000, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENT

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--REORGANIZATION AND INITIAL PUBLIC OFFERING

     On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted a plan of reorganization, which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly owned subsidiary of PNX.

NOTE 10--PROPOSED FUND CHANGES

     On November 13, 2001, The Board of Trustees of The Phoenix Edge Series Fund approved a Plan of Reorganization to merge three series of The Phoenix Edge Series Fund into other existing series. Each Merging Series will be merged into a corresponding Surviving Series as follows:

     Merging Series                          Surviving Series
     --------------                          ----------------
     Phoenix-Engemann Nifty Fifty Series     Phoenix-Engemann Capital Growth Series
     Phoenix-Janus Core Equity Series        Phoenix-Janus Growth Series
     Phoenix-Oakhurst Balanced Series        Phoenix-Oakhurst Strategic Allocation Series

     If the shareholders approve the Plan of Reorganization each Merging Series will transfer all or substantially all of its assets and its liabilities to the corresponding Surviving Series. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Surviving Series. The shareholders of each Merging Series must approve the Plan of Reorganization before any transaction can take place. The next meeting of The Phoenix Edge Series Fund's shareholders will be held in the Spring of 2002, at which time, these matters will be submitted for a shareholder vote.

     The Board of Trustees of the fund voted at their August 28, 2001 meeting that shares of the Phoenix-Federated U.S. Government Bond Series will no longer be available for sale except to contract/policy owners who already had account value allocated to the subaccounts investing in the series as of February 16, 2001.

     On September 18, 2001, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and Phoenix Life And Annuity Variable Universal Life Account asked the Securities and Exchange Commission ("SEC") to approve a proposal to substitute shares of Federated Fund for U.S. Government Securities II for shares of Phoenix-Federated U.S. Government Bond Series. Subject to SEC approval, the substitution is expected to be completed in 2002. It will affect contract/policy owners who have amounts invested in the Phoenix-Federated U.S. Government Bond Series at that time. Affected Contract owners will be notified when the substitution is complete.

         THE BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS

     The Adviser of Phoenix-AIM Mid-Cap Equity Series,
Phoenix-Alliance/ Bernstein Growth + Value Series, Phoenix-Deutsche Dow 30 Series, Phoenix-Deutsche Nasdaq-100 Index(R) Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-J.P. Morgan Research Enhanced Index Series, Phoenix-Janus Core Equity Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, Phoenix-MFS Value Series, Phoenix-Morgan Stanley Focus Equity Series, Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Mid-Cap Value Series, Phoenix-Sanford Bernstein Small Cap Value Series ("PVA Funds") is Phoenix Variable Advisers, Inc. ("PVA"). The PVA Funds and PVA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, to permit the PVA Funds to be managed under a "manager of managers" structure. If the SEC grants the requested exemptive order, PVA will, subject to supervision and approval of the PVA Funds' Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PVA Funds. The order would, therefore, permit the PVA Funds and PVA to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the placement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. The PVA Funds and PVA believe that without such exemption, PVA may be impeded in the prompt and efficient employment of a subadvisor best suited to the needs of a particular series, and a series may be subjected to additional expenses of proxy solicitations and shareholder meetings when subadvisors are employed or replaced. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. There is no guarantee the PVA Funds will obtain this order from the SEC.

                         REPORT OF INDEPENDENT ACCOUNTS



[LOGO] PRICEWATERHOUSECOOPERS



To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Accumulation Account (The Big Edge, The Big Edge Plus(R) and Group Strategic Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (The Big Edge, The Big Edge Plus(R) and Group Strategic Edge(R)) at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 22, 2002

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115-0480

UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

------------------------------

--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------




                             The Big Edge Choice(R)
                                  for New York

                   Phoenix Life Variable Accumulation Account
                                December 31, 2001












                     [LOGO] PHOENIX WEALTH MANAGEMENT(R)

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                                                                              PHOENIX-
                                              PHOENIX-        PHOENIX-       PHOENIX-         DEUTSCHE      PHOENIX-DUFF
                                              ABERDEEN        ABERDEEN       DEUTSCHE        NASDAQ-100     & PHELPS REAL
                                            INTERNATIONAL     NEW ASIA        DOW 30          INDEX(R)    ESTATE SECURITIES
                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                            -------------   ------------   --------------   -------------   ---------------
ASSETS
        Investments at cost                  $ 6,002,656    $   418,319    $   348,765      $    72,215    $   354,969
                                             ===========    ===========    ===========      ===========    ===========
        Investments at market                $ 3,654,504    $   408,893    $   328,217      $    43,480    $   410,365
                                             -----------    -----------    -----------      -----------    -----------
        Total assets                           3,654,504        408,893        328,217           43,480        410,365
LIABILITIES
        Accrued expenses to related party          4,330            508            402               50            519
                                             -----------    -----------    -----------      -----------    -----------
NET ASSETS                                   $ 3,650,174    $   408,385    $   327,815      $    43,430    $   409,846
                                             ===========    ===========    ===========      ===========    ===========
Accumulation units outstanding                 4,525,464        285,564        333,604          114,302        344,417
                                             ===========    ===========    ===========      ===========    ===========
Unit value                                   $  0.806588    $  1.430098    $  0.982648      $  0.379927    $  1.189972
                                             ===========    ===========    ===========      ===========    ===========
                                                                             PHOENIX-         PHOENIX-
                                              PHOENIX-        PHOENIX     ENGEMANN SMALL   FEDERATED U.S.   PHOENIX-
                                              ENGEMANN     ENGEMANN NIFTY   & MID-CAP       GOVERNMENT    GOODWIN MONEY
                                           CAPITAL GROWTH     FIFTY          GROWTH            BOND          MARKET
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                             -----------    -----------    -----------      -----------    -----------
ASSETS
        Investments at cost                  $32,978,975    $ 4,409,079    $    58,542      $   119,145    $ 3,808,223
                                             ===========    ===========    ===========      ===========    ===========
        Investments at market                $18,981,901    $ 2,601,479    $    41,059      $   118,791    $ 3,808,223
                                             -----------    -----------    -----------      -----------    -----------
        Total assets                          18,981,901      2,601,479         41,059          118,791      3,808,223
LIABILITIES
        Accrued expenses to related party         22,251          3,014             48              154          4,463
                                             -----------    -----------    -----------      -----------    -----------
NET ASSETS                                   $18,959,650    $ 2,598,465    $    41,011      $   118,637    $ 3,803,760
                                             ===========    ===========    ===========      ===========    ===========
Accumulation units outstanding                25,136,539      3,242,622         74,184          100,961      3,356,577
                                             ===========    ===========    ===========      ===========    ===========
Unit value                                   $  0.754260    $  0.801328    $  0.552828      $  1.175072    $  1.133226
                                             ===========    ===========    ===========      ===========    ===========
                                               PHOENIX-                    PHOENIX-J.P.
                                            GOODWIN MULTI-    PHOENIX-   MORGAN RESEARCH
                                             SECTOR FIXED    HOLLISTER      ENHANCED       PHOENIX-JANUS   PHOENIX-JANUS
                                               INCOME      VALUE EQUITY      INDEX          CORE EQUITY   FLEXIBLE INCOME
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                             -----------    -----------    -----------      -----------     -----------
ASSETS
        Investments at cost                  $ 3,929,582    $ 1,653,451    $ 3,179,095      $   625,596     $   792,161
                                             ===========    ===========    ===========      ===========     ===========
        Investments at market                $ 3,689,316    $ 1,525,939    $ 2,558,303      $   541,571     $   784,353
                                             -----------    -----------    -----------      -----------     -----------
        Total assets                           3,689,316      1,525,939      2,558,303          541,571         784,353
LIABILITIES
        Accrued expenses to related party          4,320          1,807          2,961              672             965
                                             -----------    -----------    -----------      -----------     -----------
NET ASSETS                                   $ 3,684,996    $ 1,524,132    $ 2,555,342      $   540,899     $   783,388
                                             ===========    ===========    ===========      ===========     ===========
Accumulation units outstanding                 3,459,386      1,081,987      2,592,603          672,566         705,918
                                             ===========    ===========    ===========      ===========     ===========
Unit value                                   $  1.065217    $  1.408642    $  0.985628      $  0.804232     $  1.109744
                                             ===========    ===========    ===========      ===========     ===========
                                                            PHOENIX-MFS                   PHOENIX-MORGAN     PHOENIX-
                                            PHOENIX-JANUS    INVESTORS    PHOENIX-MFS     STANLEY FOCUS      OAKHURST
                                               GROWTH      GROWTH STOCK      VALUE           EQUITY          BALANCED
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                             -----------    -----------    -----------      -----------      -----------
ASSETS
        Investments at cost                  $ 3,396,750    $    15,736    $    19,528      $    98,377      $ 4,419,399
                                             ===========    ===========    ===========      ===========      ===========
        Investments at market                $ 2,318,508    $    16,185    $    20,095      $    89,007      $ 4,038,594
                                             -----------    -----------    -----------      -----------      -----------
        Total assets                           2,318,508         16,185         20,095           89,007        4,038,594
LIABILITIES
        Accrued expenses to related party          2,729             20             24              106            4,805
                                             -----------    -----------    -----------      -----------      -----------
NET ASSETS                                   $ 2,315,779    $    16,165    $    20,071      $    88,901      $ 4,033,789
                                             ===========    ===========    ===========      ===========      ===========
Accumulation units outstanding                 3,383,574         15,159         19,029          124,145        3,306,432
                                             ===========    ===========    ===========      ===========      ===========
Unit value                                   $  0.684418    $  1.066382    $  1.054757      $  0.716104      $  1.219982
                                             ===========    ===========    ===========      ===========      ===========
                                                             PHOENIX-
                                              PHOENIX-       OAKHURST   PHOENIX-SANFORD   PHOENIX-SANFORD
                                           OAKHURST GROWTH  STRATEGIC    BERNSTEIN MID-   BERNSTEIN SMALL-  PHOENIX-SENECA
                                             AND INCOME     ALLOCATION     CAP VALUE        CAP VALUE       MID-CAP GROWTH
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                             -----------    -----------    -----------      -----------      -----------
ASSETS
        Investments at cost                  $ 5,868,907    $ 6,822,861    $   662,823      $   230,338      $ 2,817,106
                                             ===========    ===========    ===========      ===========      ===========
        Investments at market                $ 5,390,124    $ 6,113,930    $   794,336      $   232,637      $ 2,261,696
                                             -----------    -----------    -----------      -----------      -----------
        Total assets                           5,390,124      6,113,930        794,336          232,637        2,261,696
LIABILITIES
        Accrued expenses to related party          6,246          7,074            846              244            2,570
                                             -----------    -----------    -----------      -----------      -----------
NET ASSETS                                   $ 5,383,878    $ 6,106,856    $   793,490      $   232,393      $ 2,259,126
                                             ===========    ===========    ===========      ===========      ===========
Accumulation units outstanding                 4,982,414      4,968,049        724,459          217,670        1,647,918
                                             ===========    ===========    ===========      ===========      ===========
Unit value                                   $  1.080576    $  1.229226    $  1.095286      $  1.067640      $  1.370897
                                             ===========    ===========    ===========      ===========      ===========

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                                        FEDERATED FUND
                                                                         ALGER AMERICAN   DEUTSCHE VIT     FOR U.S.
                                           PHOENIX-SENECA    AIM V.I.   LEVERAGED ALLCAP EAFE(R) EQUITY   GOVERNMENT
                                           STRATEGIC THEME    VALUE        PORTFOLIO         INDEX       SECURITIES II
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                             -----------    -----------    -----------    -----------    -----------
ASSETS
        Investments at cost                  $ 9,253,227    $    40,985    $   454,085    $   277,094    $   763,107
                                             ===========    ===========    ===========    ===========    ===========
        Investments at market                $ 5,330,350    $    42,280    $   402,431    $   189,308    $   782,682
                                             -----------    -----------    -----------    -----------    -----------
        Total assets                           5,330,350         42,280        402,431        189,308        782,682
LIABILITIES
        Accrued expenses to related party          6,169             51            498            222            892
                                             -----------    -----------    -----------    -----------    -----------
NET ASSETS                                   $ 5,324,181    $    42,229    $   401,933    $   189,086    $   781,790
                                             ===========    ===========    ===========    ===========    ===========
Accumulation units outstanding                 4,119,225         45,022        614,225        279,487        671,215
                                             ===========    ===========    ===========    ===========    ===========
Unit value                                   $  1.292520    $  0.937960    $  0.654374    $  0.676548    $  1.164738
                                             ===========    ===========    ===========    ===========    ===========
                                            FEDERATED HIGH      VIP        VIP GROWTH
                                             INCOME BOND    CONTRAFUND(R) OPPORTUNITIES   VIP GROWTH    MUTUAL SHARES
                                               FUND II       PORTFOLIO     PORTFOLIO      PORTFOLIO      SECURITIES
                                             SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                             -----------    -----------    -----------    -----------    -----------
ASSETS
        Investments at cost                  $   289,018    $   460,112    $    54,334    $   394,547    $   290,785
                                             ===========    ===========    ===========    ===========    ===========
        Investments at market                $   251,855    $   446,059    $    47,549    $   347,951    $   296,386
                                             -----------    -----------    -----------    -----------    -----------
        Total assets                             251,855        446,059         47,549        347,951        296,386
LIABILITIES
        Accrued expenses to related party            267            544             58            422            362
                                             -----------    -----------    -----------    -----------    -----------
NET ASSETS                                   $   251,588    $   445,515    $    47,491    $   347,529    $   296,024
                                             ===========    ===========    ===========    ===========    ===========
Accumulation units outstanding                   278,615        552,777         64,006        503,657        235,392
                                             ===========    ===========    ===========    ===========    ===========
Unit value                                   $  0.902994    $  0.805960    $  0.741979    $  0.690012    $  1.257579
                                             ===========    ===========    ===========    ===========    ===========
                                                             TEMPLETON
                                                             DEVELOPING    TEMPLETON      TEMPLETON
                                           TEMPLETON ASSET    MARKETS        GROWTH     INTERNATIONAL    TECHNOLOGY
                                              STRATEGY       SECURITIES    SECURITIES     SECURITIES     PORTFOLIO
                                             SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                             -----------    -----------    -----------    -----------    -----------
ASSETS
        Investments at cost                  $   268,364    $   187,973    $   351,119    $ 1,022,091    $ 2,202,169
                                             ===========    ===========    ===========    ===========    ===========
        Investments at market                $   212,710    $   150,211    $   303,617    $   679,749    $   903,684
                                             -----------    -----------    -----------    -----------    -----------
                                                 212,710        150,211        303,617        679,749        903,684
LIABILITIES
        Accrued expenses to related party            260            181            384            876          1,045
                                             -----------    -----------    -----------    -----------    -----------
NET ASSETS                                   $   212,450    $   150,030    $   303,233    $   678,873    $   902,639
                                             ===========    ===========    ===========    ===========    ===========
Accumulation units outstanding                   200,121        138,160        258,089        748,380      2,372,189
                                             ===========    ===========    ===========    ===========    ===========
Unit value                                   $  1.061612    $  1.085909    $  1.174916    $  0.907123    $  0.380509
                                             ===========    ===========    ===========    ===========    ===========
                                                              WANGER
                                                           INTERNATIONAL                   WANGER U.S.
                                           WANGER FOREIGN    SMALL CAP    WANGER TWENTY     SMALL CAP
                                          FORTY SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                          ----------------   ----------     ----------     ----------
ASSETS
        Investments at cost                   $  880,142     $4,515,598     $  609,157     $7,033,703
                                              ==========     ==========     ==========     ==========
        Investments at market                 $  629,862     $2,475,504     $  764,987     $7,454,040
                                              ----------     ----------     ----------     ----------
                                                 629,862      2,475,504        764,987      7,454,040
LIABILITIES
        Accrued expenses to related party            704          2,841            873          8,491
                                              ----------     ----------     ----------     ----------
NET ASSETS                                    $  629,158     $2,472,663     $  764,114     $7,445,549
                                              ==========     ==========     ==========     ==========
Accumulation units outstanding                   486,684      1,880,576        475,240      6,514,332
                                              ==========     ==========     ==========     ==========
Unit value                                    $ 1.292743     $ 1.314847     $ 1.607848     $ 1.142949
                                              ==========     ==========     ==========     ==========

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                                    PHOENIX-DUFF
                                                                                                         PHOENIX-    & PHELPS
                                                                  PHOENIX-     PHOENIX-    PHOENIX-      DEUTSCHE      REAL
                                                                  ABERDEEN     ABERDEEN    DEUTSCHE     NASDAQ-100     ESTATE
                                                               INTERNATIONAL   NEW ASIA     DOW 30       INDEX(R)    SECURITIES
                                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                                 ----------   ----------   ----------   ----------   ----------
Investment income
        Distributions                                          $       --    $     9,373   $    3,384   $       --   $   15,661
Expenses
        Mortality, expense risk and administrative charges           55,409        5,494        3,373          639        5,294
                                                                 ----------   ----------   ----------   ----------   ----------
Net investment income (loss)                                        (55,409)       3,879           11         (639)      10,367
                                                                 ----------   ----------   ----------   ----------   ----------
Net realized gain (loss) from share transactions                    (22,601)        (693)        (153)      (2,165)         623
Net realized gain distribution from Fund                            111,583           --        3,913           --           --
Net unrealized appreciation (depreciation) on investment         (1,261,458)      (4,708)     (19,882)     (19,181)       9,842
                                                                 ----------   ----------   ----------   ----------   ----------
Net gain (loss) on investment                                    (1,172,476)      (5,401)     (16,122)     (21,346)      10,465
Net increase (decrease) in net assets resulting                $ (1,227,885) $    (1,522)  $  (16,111)  $  (21,985)  $   20,832
 from operations                                                 ==========   ==========   ==========   ==========   ==========
                                                                  PHOENIX-     PHOENIX-     PHOENIX-    PHOENIX-      PHOENIX-
                                                                  ENGEMANN     ENGEMANN     ENGEMANN  FEDERATED U.S.  GOODWIN
                                                                  CAPITAL       NIFTY        SMALL &    GOVERNMENT     MONEY
                                                                  GROWTH        FIFTY    MID-CAP GROWTH    BOND        MARKET
                                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                                 ----------   ----------   ----------   ----------   ----------
Investment income
        Distributions                                          $     13,388  $        --  $        19  $     5,109  $   119,247
Expenses
        Mortality, expense risk and administrative charges          307,389       41,832          551        1,427       46,422
                                                                 ----------   ----------   ----------   ----------   ----------
Net investment income (loss)                                       (294,001)     (41,832)        (532)       3,682       72,825
                                                                 ----------   ----------   ----------   ----------   ----------
Net realized gain (loss) from share transactions                   (387,109)     (68,599)        (740)         559           --
Net realized gain distribution from Fund                            470,805           --           --        3,267           --
Net unrealized appreciation (depreciation) on investment        (10,637,833)  (1,416,075)     (13,057)      (4,051)          --
                                                                 ----------   ----------   ----------   ----------   ----------
Net gain (loss) on investment                                   (10,554,137)  (1,484,674)     (13,797)        (225)          --
Net increase (decrease) in net assets resulting
 from operations                                               $(10,848,138) $(1,526,506) $  (14,329)  $     3,457  $    72,825
                                                                 ==========   ==========   ==========   ==========   ==========
                                                                 PHOENIX-      PHOENIX-    PHOENIX-J.P.   PHOENIX-     PHOENIX-
                                                              GOODWIN MULTI-  HOLLISTER  MORGAN RESEARCH   JANUS        JANUS
                                                               SECTOR FIXED     VALUE       ENHANCED        CORE       FLEXIBLE
                                                                  INCOME      EQUITY         INDEX         EQUITY       INCOME
                                                                SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                                ----------   ----------    ----------    ----------   ----------
Investment income
        Distributions                                          $    292,445  $    11,437  $   19,332   $    3,620   $   26,531
Expenses
        Mortality, expense risk and administrative charges           49,935       20,907       38,037        7,008        5,846
                                                                 ----------   ----------   ----------   ----------   ----------
Net investment income (loss)                                        242,510       (9,470)     (18,705)      (3,388)      20,685
                                                                 ----------   ----------   ----------   ----------   ----------
Net realized gain (loss) from share transactions                       (607)     (13,008)     (40,790)      (5,914)        (485)
Net realized gain distribution from Fund                                 --       10,343       17,507           --        5,773
Net unrealized appreciation (depreciation) on investment            (88,627)    (309,043)    (380,760)     (59,724)      (9,537)
                                                                 ----------   ----------   ----------   ----------   ----------
Net gain (loss) on investment                                       (89,234)    (311,708)    (404,043)     (65,638)      (4,249)
Net increase (decrease) in net assets resulting
 from operations                                               $    153,276   $ (321,178)  $ (422,748)  $  (69,026)  $   16,436
                                                                 ==========   ==========   ==========   ==========   ==========
                                                                                                          PHOENIX-
                                                                  PHOENIX-    PHOENIX-MFS                  MORGAN        PHOENIX-
                                                                   JANUS       INVESTORS    PHOENIX-MFS  STANLEY FOCUS   OAKHURST
                                                                   GROWTH     GROWTH STOCK      VALUE       EQUITY       BALANCED
                                                                 SUBACCOUNT   SUBACCOUNT(3) SUBACCOUNT(4) SUBACCOUNT   SUBACCOUNT
                                                                 ----------   ------------  ------------- ----------   ----------
Investment income
        Distributions                                          $         --   $       --   $       36   $       --   $   105,686
Expenses
        Mortality, expense risk and administrative charges           33,649           34           40          654        55,313
                                                                 ----------   ----------   ----------    ----------    ----------
Net investment income (loss)                                        (33,649)         (34)          (4)        (654)       50,373
                                                                 ----------   ----------   ----------    ----------    ----------
Net realized gain (loss) from share transactions                    (45,252)          --           --          380        (2,587)
Net realized gain distribution from Fund                                 --           --           --            --        79,920
Net unrealized appreciation (depreciation) on investment           (659,783)         449          567       (4,470)      (84,269)
                                                                 ----------   ----------   ----------    ----------    ----------
Net gain (loss) on investment                                      (705,035)         449          567       (4,090)       (6,936)
Net increase (decrease) in net assets resulting                $    (738,684) $      415   $      563   $   (4,744)  $    43,437
 from operations                                                 ==========   ==========   ==========    ==========    ==========
                                                                  PHOENIX-     PHOENIX-     PHOENIX-         PHOENIX-      PHOENIX-
                                                                  OAKHURST     OAKHURST      SANFORD         SANFORD        SENECA
                                                                  GROWTH      STRATEGIC   BERNSTEIN MID-  BERNSTEIN SMALL- MID-CAP
                                                                 AND INCOME   ALLOCATION   CAP VALUE        CAP VALUE      GROWTH
                                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT(1) SUBACCOUNT
                                                                 ----------   ----------   ----------      -----------   ----------
Investment income
        Distributions                                          $     27,291   $  151,710   $    8,257       $    1,363   $       --
Expenses
        Mortality, expense risk and administrative charges           76,532       83,075        7,368            1,260       32,113
                                                                 ----------   ----------   ----------       ----------   ----------
Net investment income (loss)                                        (49,241)      68,635          889              103      (32,113)
                                                                 ----------   ----------   ----------       ----------   ----------
Net realized gain (loss) from share transactions                    (10,061)      (2,821)       2,714            2,237      (32,742)
Net realized gain distribution from Fund                             12,858       98,858        3,300            2,540           --
Net unrealized appreciation (depreciation) on investment           (507,851)    (136,933)     102,018            2,299     (660,869)
                                                                 ----------   ----------   ----------       ----------   ----------
Net gain (loss) on investment                                      (505,054)     (40,896)     108,032            7,076     (693,611)
Net increase (decrease) in net assets resulting                $   (554,295)  $   27,739   $  108,921       $    7,179   $ (725,724)
 from operations                                                  ==========   ==========   ==========       ==========   ==========

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                 PHOENIX-                                 DEUTSCHE VIT   FEDERATED
                                                                  SENECA                   ALGER AMERICAN   EAFE(R)    FUND FOR U.S.
                                                                 STRATEGIC     AIM V.I.   LEVERAGED ALLCAP  EQUITY      GOVERNMENT
                                                                   THEME        VALUE        PORTFOLIO      INDEX     SECURITIES II
                                                                 SUBACCOUNT  SUBACCOUNT(2)   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                                 ----------  -------------   ----------    ----------   ----------
Investment income
        Distributions                                            $       --   $       56     $       --    $       --    $   10,767
Expenses
        Mortality, expense risk and administrative charges           83,222          121          4,729         2,788         5,855
                                                                 ----------   ----------     ----------    ----------    ----------
Net investment income (loss)                                        (83,222)         (65)        (4,729)       (2,788)        4,912
                                                                 ----------   ----------     ----------    ----------    ----------
Net realized gain (loss) from share transactions                   (109,729)          --        (39,682)       (3,272)        2,208
Net realized gain distribution from Fund                            173,014          850         12,805            --             1
Net unrealized appreciation (depreciation) on investment         (2,136,712)       1,295        (25,371)      (55,377)       11,883
                                                                 ----------   ----------     ----------    ----------    ----------
Net gain (loss) on investment                                    (2,073,427)       2,145        (52,248)      (58,649)       14,092
Net increase (decrease) in net assets resulting from operations $(2,156,649)  $    2,080     $  (56,977)   $  (61,437)   $   19,004
                                                                 ==========   ==========     ==========    ==========    ==========
                                                               FEDERATED HIGH    VIP         VIP GROWTH
                                                                INCOME BOND  CONTRAFUND(R) OPPORTUNITIES  VIP GROWTH  MUTUAL SHARES
                                                                  FUND II     PORTFOLIO      PORTFOLIO    PORTFOLIO    SECURITIES
                                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                                ----------    ----------    ----------    ----------   ----------
Investment income
        Distributions                                           $   17,709    $    1,245    $       81    $       --   $    3,513
Expenses
        Mortality, expense risk and administrative charges           2,577         4,282           630         3,881        2,922
                                                                ----------    ----------    ----------    ----------   ----------
Net investment income (loss)                                        15,132        (3,037)         (549)       (3,881)         591
                                                                ----------    ----------    ----------    ----------   ----------
Net realized gain (loss) from share transactions                       245       (22,209)       (1,458)      (39,577)          67
Net realized gain distribution from Fund                                --         4,981            --        14,610       11,812
Net unrealized appreciation (depreciation) on investment           (16,796)      (10,101)       (4,679)      (22,246)      (6,830)
                                                                ----------    ----------    ----------    ----------   ----------
Net gain (loss) on investment                                      (16,551)      (27,329)       (6,137)      (47,213)       5,049
Net increase (decrease) in net assets resulting from operations $   (1,419)   $  (30,366)   $   (6,686)   $  (51,094)  $    5,640
                                                                ==========    ==========    ==========    ==========   ==========
                                                                             TEMPLETON
                                                                TEMPLETON    DEVELOPING   TEMPLETON    TEMPLETON
                                                                  ASSET       MARKETS       GROWTH    INTERNATIONAL  TECHNOLOGY
                                                                 STRATEGY    SECURITIES   SECURITIES   SECURITIES     PORTFOLIO
                                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                                ----------   ----------   ----------   ----------     ----------
Investment income
                    Distributions                               $    2,643   $    1,610   $   50,362   $   21,122     $       --
Expenses
        Mortality, expense risk and administrative charges           2,948        2,624        3,913        9,725         13,030
                                                                ----------   ----------   ----------   ----------     ----------
Net investment income (loss)                                          (305)      (1,014)      46,449       11,397        (13,030)
                                                                ----------   ----------   ----------   ----------     ----------
Net realized gain (loss) from share transactions                    (1,403)     (13,959)        (211)      (5,010)       (32,130)
Net realized gain distribution from Fund                            18,934           --        5,613      166,125             --
Net unrealized appreciation (depreciation) on investment           (42,928)      (3,209)     (59,683)    (310,070)      (697,519)
                                                                ----------   ----------   ----------   ----------     ----------
Net gain (loss) on investment                                      (25,397)     (17,168)     (54,281)    (148,955)      (729,649)
Net increase (decrease) in net assets resulting from operations $  (25,702)  $  (18,182)  $   (7,832)  $ (137,558)    $ (742,679)
                                                                ==========   ==========   ==========   ==========     ==========
                                                                                      WANGER
                                                                                   INTERNATIONAL                        WANGER U.S.
                                                                   WANGER FOREIGN    SMALL CAP        WANGER TWENTY      SMALL CAP
                                                                  FORTY SUBACCOUNT   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                                  ----------------   ----------        ----------       ----------
Investment income
        Distributions                                               $       899      $        --      $        --      $     4,666
Expenses
        Mortality, expense risk and administrative charges                9,749           39,328            9,586          100,932
                                                                    -----------      -----------      -----------      -----------
Net investment income (loss)                                             (8,850)         (39,328)          (9,586)         (96,266)
                                                                    -----------      -----------      -----------      -----------
Net realized gain (loss) from share transactions                        (14,583)         (16,137)          (2,934)          21,045
Net realized gain distribution from Fund                                 57,665          951,209               --               --
Net unrealized appreciation (depreciation) on investment               (267,562)      (1,637,253)          64,727          745,187
                                                                    -----------      -----------      -----------      -----------
Net gain (loss) on investment                                          (224,480)        (702,181)          61,793          766,232
Net increase (decrease) in net assets resulting from operations     $  (233,330)     $  (741,509)     $    52,207      $   669,966
                                                                    ===========      ===========      ===========      ===========


Footnotes for Statements of Operations
for the period ended December 31, 2001

(1)     From inception March 8, 2001 to December 31, 2001
(2)     From inception August 7, 2001 to December 31, 2001
(3)     From inception November 7, 2001 to December 31, 2001
(4)     From inception November 9, 2001 to December 31, 2001

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                         PHOENIX-    PHOENIX-DUFF
                                                                  PHOENIX-     PHOENIX-    PHOENIX-      DEUTSCHE     & PHELPS
                                                                  ABERDEEN     ABERDEEN    DEUTSCHE     NASDAQ-100   REAL ESTATE
                                                                INTERNATIONAL  NEW ASIA     DOW 30       INDEX(R)    SECURITIES
                                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                                 ----------   ----------   ----------   ----------   ----------
FROM OPERATIONS
        Net investment income (loss)                             $  (55,409)  $    3,879   $       11   $     (639)  $   10,367
        Net realized gain (loss)                                     88,982         (693)       3,760       (2,165)         623
        Net unrealized appreciation (depreciation)               (1,261,458)      (4,708)     (19,882)     (19,181)       9,842
                                                                 ----------   ----------   ----------   ----------   ----------
        Net increase (decrease) resulting from operations        (1,227,885)      (1,522)     (16,111)     (21,985)      20,832
                                                                 ----------   ----------   ----------   ----------   ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        156,986       17,359       47,326           --       18,496
        Participant transfers                                        68,789       16,817      182,266       25,788       39,112
        Participant withdrawals                                     (92,539)     (17,858)     (13,934)      (1,658)     (22,044)
                                                                 ----------   ----------   ----------   ----------   ----------
        Net increase (decrease) in net assets resulting
             from participant transactions                          133,236       16,318      215,658       24,130       35,564
                                                                 ----------   ----------   ----------   ----------   ----------
        Net increase (decrease) in net assets                    (1,094,649)      14,796      199,547        2,145       56,396
NET ASSETS
        Beginning of period                                       4,744,823      393,589      128,268       41,285      353,450
                                                                 ----------   ----------   ----------   ----------   ----------
        End of period                                            $3,650,174   $  408,385   $  327,815   $   43,430   $  409,846
                                                                 ==========   ==========   ==========   ==========   ==========
                                                                  PHOENIX-      PHOENIX-    PHOENIX-    PHOENIX-      PHOENIX-
                                                                  ENGEMANN     ENGEMANN     ENGEMANN  FEDERATED U.S.  GOODWIN
                                                                  CAPITAL       NIFTY        SMALL &    GOVERNMENT     MONEY
                                                                  GROWTH        FIFTY    MID-CAP GROWTH    BOND        MARKET
                                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                                 ----------   ----------   ----------   ----------   ----------
FROM OPERATIONS
        Net investment income (loss)                             $ (294,001)  $  (41,832)  $     (532)  $    3,682   $   72,825
        Net realized gain (loss)                                     83,696      (68,599)        (740)       3,826           --
        Net unrealized appreciation (depreciation)              (10,637,833)  (1,416,075)     (13,057)      (4,051)          --
                                                                -----------   ----------   ----------   ----------   ----------
        Net increase (decrease) resulting from operations       (10,848,138)  (1,526,506)     (14,329)       3,457       72,825
                                                                -----------   ----------   ----------   ----------   ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        745,221      108,212       18,691       11,101      740,427
        Participant transfers                                       319,899       (9,197)       3,621       35,895    1,364,403
        Participant withdrawals                                  (1,161,033)     (86,308)         (37)      (1,131)    (714,781)
                                                                 ----------   ----------   ----------   ----------   ----------
        Net increase (decrease) in net assets resulting
             from participant transactions                          (95,913)      12,707       22,275       45,865    1,390,049
                                                                 ----------   ----------   ----------   ----------   ----------
        Net increase (decrease) in net assets                    (10,944,051) (1,513,799)       7,946       49,322    1,462,874
NET ASSETS
        Beginning of period                                      29,903,701    4,112,264       33,065       69,315    2,340,886
                                                                 ----------   ----------   ----------   ----------   ----------
        End of period                                           $18,959,650   $2,598,465   $   41,011   $  118,637   $3,803,760
                                                                ===========   ==========   ==========   ==========   ==========
                                                                 PHOENIX-      PHOENIX-    PHOENIX-J.P.   PHOENIX-     PHOENIX-
                                                              GOODWIN MULTI-  HOLLISTER  MORGAN RESEARCH   JANUS        JANUS
                                                               SECTOR FIXED     VALUE       ENHANCED        CORE       FLEXIBLE
                                                                  INCOME       EQUITY        INDEX         EQUITY       INCOME
                                                                SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                                ----------   ----------    ----------    ----------   ----------
FROM OPERATIONS
        Net investment income (loss)                            $  242,510   $   (9,470)   $  (18,705)   $   (3,388)  $   20,685
        Net realized gain (loss)                                      (607)      (2,665)      (23,283)       (5,914)       5,288
        Net unrealized appreciation (depreciation)                 (88,627)    (309,043)     (380,760)      (59,724)      (9,537)
                                                                ----------   ----------    ----------    ----------   ----------
        Net increase (decrease) resulting from operations          153,276     (321,178)     (422,748)      (69,026)      16,436
                                                                ----------   ----------    ----------    ----------   ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                       193,906      205,622        57,993        84,619       53,060
        Participant transfers                                      434,551      376,745         2,149       167,045      518,474
        Participant withdrawals                                   (336,720)     (37,518)      (42,127)      (14,445)      (5,206)
                                                                ----------   ----------    ----------    ----------   ----------
        Net increase (decrease) in net assets resulting
             from participant transactions                         291,737      544,849        18,015       237,219      566,328
                                                                ----------   ----------    ----------    ----------   ----------
        Net increase (decrease) in net assets                      445,013      223,671      (404,733)      168,193      582,764
NET ASSETS
        Beginning of period                                      3,239,983    1,300,461     2,960,075       372,706      200,624
                                                                ----------   ----------    ----------    ----------   ----------
        End of period                                           $3,684,996   $1,524,132    $2,555,342    $  540,899   $  783,388
                                                                ==========   ==========    ==========    ==========   ==========
                                                                 PHOENIX-    PHOENIX-MFS                PHOENIX-MORGAN  PHOENIX-
                                                                  JANUS      INVESTORS     PHOENIX-MFS  STANLEY FOCUS  OAKHURST
                                                                  GROWTH     GROWTH STOCK    VALUE         EQUITY       BALANCED
                                                                SUBACCOUNT   SUBACCOUNT(3) SUBACCOUNT(4) SUBACCOUNT    SUBACCOUNT
                                                                ----------   ----------    ------------  ----------    ----------
FROM OPERATIONS
        Net investment income (loss)                            $  (33,649)  $      (34)   $       (4)   $     (654)   $   50,373
        Net realized gain (loss)                                   (45,252)          --            --           380        77,333
        Net unrealized appreciation (depreciation)                (659,783)         449           567        (4,470)      (84,269)
                                                                ----------   ----------    ----------    ----------    ----------
        Net increase (decrease) resulting from operations         (738,684)         415           563        (4,744)       43,437
                                                                ----------   ----------    ----------    ----------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                       252,618           --            --         1,100       120,129
        Participant transfers                                      394,304       15,750        19,508        67,961       133,894
        Participant withdrawals                                    (54,673)          --            --           (71)     (133,519)
                                                                ----------   ----------    ----------    ----------    ----------
        Net increase (decrease) in net assets resulting
             from participant transactions                         592,249       15,750        19,508        68,990       120,504
                                                                ----------   ----------    ----------    ----------    ----------
        Net increase (decrease) in net assets                     (146,435)      16,165        20,071        64,246       163,941
NET ASSETS
        Beginning of period                                      2,462,214           --            --        24,655     3,869,848
                                                                ----------   ----------    ----------    ----------    ----------
        End of period                                           $2,315,779   $   16,165    $   20,071    $   88,901    $4,033,789
                                                                ==========   ==========    ==========    ==========    ==========

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                               PHOENIX-     PHOENIX-     PHOENIX-         PHOENIX-        PHOENIX-
                                                               OAKHURST     OAKHURST     SANFORD          SANFORD          SENECA
                                                               GROWTH      STRATEGIC   BERNSTEIN MID-  BERNSTEIN SMALL-   MID-CAP
                                                              AND INCOME   ALLOCATION    CAP VALUE       CAP VALUE        GROWTH
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT(1)  SUBACCOUNT
                                                              ----------   ----------   ----------       -------------  ----------
FROM OPERATIONS
        Net investment income (loss)                          $  (49,241)  $   68,635   $      889       $      103     $  (32,113)
        Net realized gain (loss)                                   2,797       96,037        6,014            4,777        (32,742)
        Net unrealized appreciation (depreciation)              (507,851)    (136,933)     102,018            2,299       (660,869)
                                                              ----------   ----------   ----------       ----------     ----------
        Net increase (decrease) resulting from operations       (554,295)      27,739      108,921            7,179       (725,724)
                                                              ----------   ----------   ----------       ----------     ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                     217,249      132,741       61,505            5,459        297,090
        Participant transfers                                    142,915      413,953      330,750          319,219        416,385
        Participant withdrawals                                 (255,929)    (373,804)     (52,960)         (99,464)       (45,259)
                                                              ----------   ----------   ----------       ----------     ----------
        Net increase (decrease) in net assets resulting
             from participant transactions                       104,235      172,890      339,295          225,214        668,216
                                                              ----------   ----------   ----------       ----------     ----------
        Net increase (decrease) in net assets                   (450,060)     200,629      448,216          232,393        (57,508)
NET ASSETS
        Beginning of period                                    5,833,938    5,906,227      345,274               --      2,316,634
                                                              ----------   ----------   ----------       ----------     ----------
        End of period                                         $5,383,878   $6,106,856   $  793,490       $  232,393     $2,259,126
                                                              ==========   ==========   ==========       ==========     ==========
                                                              PHOENIX-                                   DEUTSCHE VIT    FEDERATED
                                                               SENECA                    ALGER AMERICAN    EAFE(R)     FUND FOR U.S.
                                                              STRATEGIC     AIM V.I.    LEVERAGED ALLCAP   EQUITY        GOVERNMENT
                                                                THEME        VALUE         PORTFOLIO        INDEX      SECURITIES II
                                                              SUBACCOUNT   SUBACCOUNT(2)   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              ----------   ----------      ----------     ----------     ----------
FROM OPERATIONS
        Net investment income (loss)                          $  (83,222)  $      (65)     $   (4,729)    $   (2,788)    $    4,912
        Net realized gain (loss)                                  63,285          850         (26,877)        (3,272)         2,209
        Net unrealized appreciation (depreciation)            (2,136,712)       1,295         (25,371)       (55,377)        11,883
                                                              ----------   ----------      ----------     ----------     ----------
        Net increase (decrease) resulting from operations     (2,156,649)       2,080         (56,977)       (61,437)        19,004
                                                              ----------   ----------      ----------     ----------     ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                     319,247          564          60,405         27,075        111,232
        Participant transfers                                    464,853       39,585         281,784         15,983        516,143
        Participant withdrawals                                 (374,647)          --         (15,450)        (8,679)       (11,470)
                                                              ----------   ----------      ----------     ----------     ----------
        Net increase (decrease) in net assets resulting
             from participant transactions                       409,453       40,149         326,739         34,379        615,905
                                                              ----------   ----------      ----------     ----------     ----------
        Net increase (decrease) in net assets                 (1,747,196)      42,229         269,762        (27,058)       634,909
NET ASSETS
        Beginning of period                                    7,071,377           --         132,171        216,144        146,881
                                                              ----------   ----------      ----------     ----------     ----------
        End of period                                         $5,324,181   $   42,229      $  401,933     $  189,086     $  781,790
                                                              ==========   ==========      ==========     ==========     ==========
                                                               FEDERATED HIGH    VIP        VIP GROWTH
                                                                INCOME BOND  CONTRAFUND(R) OPPORTUNITIES  VIP GROWTH   MUTUAL SHARES
                                                                  FUND II     PORTFOLIO      PORTFOLIO    PORTFOLIO    SECURITIES
                                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                                ----------    ----------    ----------    ----------   ----------
FROM OPERATIONS
        Net investment income (loss)                            $   15,132    $   (3,037)   $     (549)   $   (3,881)  $      591
        Net realized gain (loss)                                       245       (17,228)       (1,458)      (24,967)      11,879
        Net unrealized appreciation (depreciation)                 (16,796)      (10,101)       (4,679)      (22,246)      (6,830)
                                                                ----------    ----------    ----------    ----------   ----------
        Net increase (decrease) resulting from operations           (1,419)      (30,366)       (6,686)      (51,094)       5,640
                                                                ----------    ----------    ----------    ----------   ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        16,495        46,118            --        54,045       26,451
        Participant transfers                                      107,091       345,846        34,383       155,762      134,971
        Participant withdrawals                                     (4,566)      (16,532)       (3,132)       (4,575)      (4,642)
                                                                ----------    ----------    ----------    ----------   ----------
        Net increase (decrease) in net assets resulting
             from participant transactions                         119,020       375,432        31,251       205,232      156,780
                                                                ----------    ----------    ----------    ----------   ----------
        Net increase (decrease) in net assets                      117,601       345,066        24,565       154,138      162,420
NET ASSETS
        Beginning of period                                        133,987       100,449        22,926       193,391      133,604
                                                                ----------    ----------    ----------    ----------   ----------
        End of period                                           $  251,588    $  445,515    $   47,491    $  347,529   $  296,024
                                                                ==========    ==========    ==========    ==========   ==========
                                                                             TEMPLETON
                                                                TEMPLETON    DEVELOPING   TEMPLETON    TEMPLETON
                                                                  ASSET       MARKETS       GROWTH    INTERNATIONAL  TECHNOLOGY
                                                                 STRATEGY    SECURITIES   SECURITIES   SECURITIES     PORTFOLIO
                                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                                ----------   ----------   ----------   ----------     ----------
FROM OPERATIONS
        Net investment income (loss)                            $     (305)  $   (1,014)  $   46,449   $   11,397     $  (13,030)
        Net realized gain (loss)                                    17,531      (13,959)       5,402      161,115        (32,130)
        Net unrealized appreciation (depreciation)                 (42,928)      (3,209)     (59,683)    (310,070)      (697,519)
                                                                ----------   ----------   ----------   ----------     ----------
        Net increase (decrease) resulting from operations          (25,702)     (18,182)      (7,832)    (137,558)      (742,679)
                                                                ----------   ----------   ----------   ----------     ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                         5,142        2,671       18,200       10,678        108,809
        Participant transfers                                       26,693      (50,380)      56,281       92,006        277,055
        Participant withdrawals                                     (2,413)      (5,602)      (1,730)      (7,278)        (3,128)
                                                                ----------   ----------   ----------   ----------     ----------
        Net increase (decrease) in net assets resulting
             from participant transactions                          29,422      (53,311)      72,751       95,406        382,736
                                                                ----------   ----------   ----------   ----------     ----------
        Net increase (decrease) in net assets                        3,720      (71,493)      64,919      (42,152)      (359,943)
NET ASSETS
        Beginning of period                                        208,730      221,523      238,314      721,025      1,262,582
                                                                ----------   ----------   ----------   ----------     ----------
        End of period                                           $  212,450   $  150,030   $  303,233   $  678,873     $  902,639
                                                                ==========   ==========   ==========   ==========     ==========

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                WANGER
                                                                            INTERNATIONAL                    WANGER U.S.
                                                            WANGER FOREIGN    SMALL CAP     WANGER TWENTY      SMALL CAP
                                                           FORTY SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                           ----------------   ----------     ----------      ----------
FROM OPERATIONS
        Net investment income (loss)                         $    (8,850)    $   (39,328)    $    (9,586)    $   (96,266)
        Net realized gain (loss)                                  43,082         935,072          (2,934)         21,045
        Net unrealized appreciation (depreciation)              (267,562)     (1,637,253)         64,727         745,187
                                                             -----------     -----------     -----------     -----------
        Net increase (decrease) resulting from operations       (233,330)       (741,509)         52,207         669,966
                                                             -----------     -----------     -----------     -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                     100,305         163,578          14,911         181,611
        Participant transfers                                    (27,927)        (70,967)         19,913          48,684
        Participant withdrawals                                   (4,149)       (108,193)        (19,756)       (366,572)
                                                             -----------     -----------     -----------     -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                        68,229         (15,582)         15,068        (136,277)
                                                             -----------     -----------     -----------     -----------
        Net increase (decrease) in net assets                   (165,101)       (757,091)         67,275         533,689
NET ASSETS
        Beginning of period                                      794,259       3,229,754         696,839       6,911,860
                                                             -----------     -----------     -----------     -----------
        End of period                                        $   629,158     $ 2,472,663     $   764,114     $ 7,445,549
                                                             ===========     ===========     ===========     ===========


Footnotes for Statements of Changes in Net Assets for the period ended December 31, 2001

(1)     From inception March 8, 2001 to December 31, 2001
(2)     From inception August 7, 2001 to December 31, 2001
(3)     From inception November 7, 2001 to December 31, 2001
(4)     From inception November 9, 2001 to December 31, 2001


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                                           GOODWIN
                                                             GOODWIN        ENGEMANN     MULTI-SECTOR     OAKHURST
                                                              MONEY         CAPITAL         FIXED        STRATEGIC
                                                              MARKET         GROWTH         INCOME       ALLOCATION
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT

FROM OPERATIONS
        Net investment income (loss)                       $     85,146   $   (441,848)  $    194,268   $     74,226
        Net realized gain (loss)                                     --      1,366,526          1,248        595,008
        Net unrealized appreciation (depreciation)                   --     (7,836,102)       (50,870)      (725,974)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) resulting from operations        85,146     (6,911,424)       144,646        (56,740)
                                                           ------------   ------------   ------------   ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                  2,405,195      7,420,945        751,318      1,266,922
        Participant transfers                                (2,350,282)     1,606,659         33,419        380,540
        Participant withdrawals                                (127,402)      (891,312)      (169,526)      (111,203)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                    (72,489)     8,136,292        615,211      1,536,259
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets                    12,657      1,224,868        759,857      1,479,519
NET ASSETS
        Beginning of period                                   2,328,229     28,678,833      2,480,126      4,426,708
                                                           ------------   ------------   ------------   ------------
        End of period                                      $  2,340,886   $ 29,903,701   $  3,239,983   $  5,906,227
                                                           ============   ============   ============   ============
                                                                                            DUFF &
                                                                                            PHELPS         SENECA
                                                             ABERDEEN       OAKHURST     REAL ESTATE     STRATEGIC
                                                          INTERNATIONAL     BALANCED      SECURITIES       THEME
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT

FROM OPERATIONS
        Net investment income (loss)                       $    (23,903)  $     52,953   $      7,344   $    (93,116)
        Net realized gain (loss)                                358,987        413,948           (111)       956,679
        Net unrealized appreciation (depreciation)           (1,183,476)      (502,753)        50,221     (2,304,787)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) resulting from operations      (848,392)       (35,852)        57,454     (1,441,224)
                                                           ------------   ------------   ------------   ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                  1,518,985        655,997        138,928      2,462,470
        Participant transfers                                   591,516        367,010         57,687      1,972,359
        Participant withdrawals                                 (86,971)      (249,804)        (3,664)      (152,813)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                  2,023,530        773,203        192,951      4,282,016
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets                 1,175,138        737,351        250,405      2,840,792
NET ASSETS
        Beginning of period                                   3,569,685      3,132,497        103,045      4,230,585
                                                           ------------   ------------   ------------   ------------
        End of period                                      $  4,744,823   $  3,869,848   $    353,450   $  7,071,377
                                                           ============   ============   ============   ============
                                                                            RESEARCH                       SENECA
                                                           ABERDEEN NEW     ENHANCED       ENGEMANN       MID-CAP
                                                               ASIA          INDEX       NIFTY FIFTY       GROWTH
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT

FROM OPERATIONS
        Net investment income (loss)                       $      6,913   $    (15,994)  $    (55,231)  $    (24,640)
        Net realized gain (loss)                                    239         95,723         (2,272)       200,262
        Net unrealized appreciation (depreciation)              (67,298)      (491,115)      (923,982)      (136,148)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) resulting from operations       (60,146)      (411,386)      (981,485)        39,474
                                                           ------------   ------------   ------------   ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    113,644        465,092      1,539,330        878,978
        Participant transfers                                   115,650        332,261        993,267        621,804
        Participant withdrawals                                 (18,169)       (95,740)      (176,560)       (24,757)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                    211,125        701,613      2,356,037      1,476,025
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets                   150,979        290,227      1,374,552      1,515,499
NET ASSETS
        Beginning of period                                     242,610      2,669,848      2,737,712        801,135
                                                           ------------   ------------   ------------   ------------
        End of period                                      $    393,589   $  2,960,075   $  4,112,264   $  2,316,634
                                                           ============   ============   ============   ============
                                                                                           SANFORD
                                                             OAKHURST      HOLLISTER      BERNSTEIN
                                                            GROWTH AND       VALUE         MID-CAP      WANGER U.S.
                                                              INCOME         EQUITY         VALUE        SMALL CAP
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                           ------------   ------------   ------------   ------------
FROM OPERATIONS
        Net investment income (loss)                       $    (45,480)  $     (4,651)  $     (1,126)  $    (71,773)
        Net realized gain (loss)                                 23,347        109,765              2        645,782
        Net unrealized appreciation (depreciation)             (452,574)       122,029         43,175       (993,091)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) resulting from operations      (474,707)       227,143         42,051       (419,082)
                                                           ------------   ------------   ------------   ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                  1,406,670        529,066        106,491      2,041,464
        Participant transfers                                   464,169        190,048        (19,168)       789,172
        Participant withdrawals                                (135,733)       (36,032)        (2,237)      (114,406)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                  1,735,106        683,082         85,086      2,716,230
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets                 1,260,399        910,225        127,137      2,297,148
NET ASSETS
        Beginning of period                                   4,573,539        390,236        218,137      4,614,712
                                                           ------------   ------------   ------------   ------------
        End of period                                      $  5,833,938   $  1,300,461   $    345,274   $  6,911,860
                                                           ============   ============   ============   ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                              WANGER       TEMPLETON
                                                          INTERNATIONAL      ASSET        TEMPLETON      TEMPLETON
                                                            SMALL CAP       STRATEGY        GROWTH     INTERNATIONAL
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT

FROM OPERATIONS
        Net investment income (loss)                       $    (50,655)  $        375   $     (1,207)  $      1,028
        Net realized gain (loss)                                344,331         21,319         23,822         63,791
        Net unrealized appreciation (depreciation)           (1,635,373)       (25,010)       (11,831)       (82,877)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) resulting from operations    (1,341,697)        (3,316)        10,784        (18,058)
                                                           ------------   ------------   ------------   ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                  1,500,171         28,862         20,220        330,728
        Participant transfers                                   447,124         71,684         75,414         50,712
        Participant withdrawals                                (265,729)       (13,598)       (10,969)        (7,069)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                  1,681,566         86,948         84,665        374,371
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets                   339,869         83,632         95,449        356,313
NET ASSETS
        Beginning of period                                   2,889,885        125,098        142,865        364,712
                                                           ------------   ------------   ------------   ------------
        End of period                                      $  3,229,754   $    208,730   $    238,314   $    721,025
                                                           ============   ============   ============   ============

                                                            TEMPLETON        MUTUAL                        WANGER
                                                            DEVELOPING       SHARES         WANGER        FOREIGN
                                                             MARKETS      INVESTMENTS       TWENTY         FORTY
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT

FROM OPERATIONS
        Net investment income (loss)                       $     (1,705)  $       (576)  $     (7,306)  $     (8,208)
        Net realized gain (loss)                                  3,375          1,389         17,333         27,327
        Net unrealized appreciation (depreciation)              (89,610)        11,893         42,941        (78,398)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) resulting from operations       (87,940)        12,706         52,968        (59,279)
                                                           ------------   ------------   ------------   ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    106,646         10,923         82,191        255,670
        Participant transfers                                   (35,130)       110,229        237,815        214,544
        Participant withdrawals                                  (2,159)       (10,008)       (12,915)        (3,546)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                     69,357        111,144        307,091        466,668
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets                   (18,583)       123,850        360,059        407,389
NET ASSETS
        Beginning of period                                     240,106          9,754        336,780        386,870
                                                           ------------   ------------   ------------   ------------
        End of period                                      $    221,523   $    133,604   $    696,839   $    794,259
                                                           ============   ============   ============   ============
                                                                            BANKERS       FEDERATED
                                                           EAFE EQUITY       TRUST        U.S. GOV'T     FEDERATED
                                                              INDEX          DOW 30     SECURITIES II   HIGH INCOME
                                                            SUBACCOUNT   SUBACCOUNT(1)    SUBACCOUNT    BOND FUND II

FROM OPERATIONS
        Net investment income (loss)                       $     (2,197)  $        230   $        900   $      8,202
        Net realized gain (loss)                                  2,613          1,681              1              3
        Net unrealized appreciation (depreciation)              (34,193)          (666)         7,769        (22,023)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) resulting from operations       (33,777)         1,245          8,670        (13,818)
                                                           ------------   ------------   ------------   ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    101,697         17,896         36,375         57,813
        Participant transfers                                   100,169        109,127         69,782         (7,399)
        Participant withdrawals                                    (183)            --           (986)        (1,192)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                    201,683        127,023        105,171         49,222
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets                   167,906        128,268        113,841         35,404
NET ASSETS
        Beginning of period                                      48,238             --         33,040         98,583
                                                           ------------   ------------   ------------   ------------
        End of period                                      $    216,144   $    128,268   $    146,881   $    133,987
                                                           ============   ============   ============   ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                            FEDERATED                                      JANUS
                                                            U.S. GOV'T    JANUS EQUITY                    FLEXIBLE
                                                               BOND          INCOME      JANUS GROWTH      INCOME
                                                          SUBACCOUNT(2)  SUBACCOUNT(3)  SUBACCOUNT(4)  SUBACCOUNT(5)

FROM OPERATIONS
        Net investment income (loss)                       $      2,138   $       (694)  $    (16,513)  $      6,250
        Net realized gain (loss)                                      3           (761)           418             --
        Net unrealized appreciation (depreciation)                3,697        (24,301)      (418,459)         1,732
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) resulting from operations         5,838        (25,756)      (434,554)         7,982
                                                           ------------   ------------   ------------   ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                     28,310        237,229      1,339,521        131,828
        Participant transfers                                    35,381        167,865      1,567,275         61,852
        Participant withdrawals                                    (214)        (6,632)       (10,028)        (1,038)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                     63,477        398,462      2,896,768        192,642
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets                    69,315        372,706      2,462,214        200,624
NET ASSETS
        Beginning of period                                          --             --             --             --
                                                           ------------   ------------   ------------   ------------
        End of period                                      $     69,315   $    372,706   $  2,462,214   $    200,624
                                                           ============   ============   ============   ============
                                                              MORGAN
                                                             STANLEY       TECHNOLOGY    FIDELITY VIP   FIDELITY VIP
                                                           FOCUS EQUITY    PORTFOLIO      CONTRAFUND       GROWTH
                                                          SUBACCOUNT(6)  SUBACCOUNT(7)  SUBACCOUNT(8)  SUBACCOUNT(9)

FROM OPERATIONS
        Net investment income (loss)                       $       (327)  $    (15,017)  $       (281)  $       (775)
        Net realized gain (loss)                                     20         (1,267)            98             (8)
        Net unrealized appreciation (depreciation)               (4,900)      (600,966)        (3,952)       (24,350)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) resulting from operations        (5,207)      (617,250)        (4,135)       (25,133)
                                                           ------------   ------------   ------------   ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                     16,302        812,980         57,695        118,310
        Participant transfers                                    13,583      1,075,738         46,889        100,214
        Participant withdrawals                                     (23)        (8,886)            --             --
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                     29,862      1,879,832        104,584        218,524
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets                    24,655      1,262,582        100,449        193,391
NET ASSETS
        Beginning of period                                          --             --             --             --
                                                           ------------   ------------   ------------   ------------
        End of period                                      $     24,655   $  1,262,582   $    100,449   $    193,391
                                                           ============   ============   ============   ============
                                                                             Alger         Engemann
                                                           Fidelity VIP     American       Small &        Bankers
                                                              Growth       Leveraged       Mid Cap      Trust NASDAQ
                                                          Opportunities     All Cap         Growth      100 Index(R)
                                                          Subaccount(10) Subaccount(11) Subaccount(12) Subaccount(13)

FROM OPERATIONS
        Net investment income (loss)                       $        (73)  $       (508)  $        (88)  $        (77)
        Net realized gain (loss)                                   (135)            (6)            --             (1)
        Net unrealized appreciation (depreciation)               (2,106)       (26,283)        (4,426)        (9,554)
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) resulting from operations        (2,314)       (26,797)        (4,514)        (9,632)
                                                           ------------   ------------   ------------   ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                     19,175        120,080         11,143         29,917
        Participant transfers                                     6,065         38,888         26,436         21,000
        Participant withdrawals                                      --             --             --             --
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                     25,240        158,968         37,579         50,917
                                                           ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets                    22,926        132,171         33,065         41,285
NET ASSETS
        Beginning of period                                          --             --             --             --
                                                           ------------   ------------   ------------   ------------
        End of period                                      $     22,926   $    132,171   $     33,065   $     41,285
                                                           ============   ============   ============   ============

 (1) FROM INCEPTION MARCH 1, 2000 TO DECEMBER 31, 2000
 (2) FROM INCEPTION FEBRUARY 8, 2000 TO DECEMBER 31, 2000
 (3) FROM INCEPTION JANUARY 27, 2000 TO DECEMBER 31, 2000
 (4) FROM INCEPTION JANUARY 4, 2000 TO DECEMBER 31, 2000
 (5) FROM INCEPTION JANUARY 27, 2000 TO DECEMBER 31, 2000
 (6) FROM INCEPTION JANUARY 10, 2000 TO DECEMBER 31, 2000
 (7) FROM INCEPTION JANUARY 10, 2000 TO DECEMBER 31, 2000
 (8) FROM INCEPTION JULY 3, 2000 TO DECEMBER 31, 2000
 (9) FROM INCEPTION JULY 6, 2000 TO DECEMBER 31, 2000
(10) FROM INCEPTION SEPTEMBER 19, 2000 TO DECEMBER 31, 2000
(11) FROM INCEPTION JULY 6, 2000 TO DECEMBER 31, 2000
(12) FROM INCEPTION SEPTEMBER 18, 2000 TO DECEMBER 31, 2000
(13) FROM INCEPTION SEPTEMBER 18, 2000 TO DECEMBER 31, 2000

                       See Notes to Financial Statements

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     Phoenix Life Variable Accumulation Account (The Big Edge Choice(R) for New
York), (the "Account"), formerly Phoenix Home Life Variable Accumulation Account, is a separate investment account of Phoenix Life Insurance Company ("Phoenix") (See Note 9), formerly Phoenix Home Life Mutual Insurance Company. Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 50 subaccounts, that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust -- Class 2, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (the "Funds"). As of December 31, 2001, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

---------------------------------------  ---------------------------------------
SERIES NAME                              INVESTMENT OBJECTIVE
---------------------------------------  ---------------------------------------
Phoenix-Aberdeen International Series    High total return consistent with
                                         reasonable risk.
---------------------------------------  ---------------------------------------
Phoenix-Aberdeen New Asia Series         Long-term capital appreciation.
---------------------------------------  ---------------------------------------
Phoenix-AIM Mid-Cap Equity Series        Long-term growth of capital.
---------------------------------------  ---------------------------------------
Phoenix-Alliance/Bernstein Growth +      Long-term capital growth.
Value Series
---------------------------------------  ---------------------------------------
Phoenix-Deutsche Dow 30 Series           Track the total return of the Dow
(formerly, Phoenix-Bankers Trust Dow     Jones Industrial Average(SM) before
30 Series)                               fund expenses.
---------------------------------------  ---------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R)     Track the total return of the
Series (formerly, Phoenix-Bankers        Nasdaq-100 Index(R) before fund
Trust Nasdaq-100(R) Series)              expenses.
---------------------------------------  ---------------------------------------
Phoenix-Duff & Phelps Real Estate        Capital appreciation and income with
Securities Series                        approximately equal emphasis.
---------------------------------------  ---------------------------------------
Phoenix-Engemann Capital Growth Series   Intermediate and long-term growth of
(see Note 10)                            capital, with income as a secondary
                                         consideration.
---------------------------------------  ---------------------------------------
Phoenix-Engemann Nifty Fifty Series      Long-term capital appreciation.
(see Note 10)
---------------------------------------  ---------------------------------------
Phoenix-Engemann Small & Mid-Cap         Long-term growth of capital.
Growth Series
---------------------------------------  ---------------------------------------
Phoenix-Federated U.S. Government Bond   High total return.
Series (see Note 10)
---------------------------------------  ---------------------------------------
Phoenix-Goodwin Money Market Series      High level of current income
                                         consistent with capital preservation
                                         and liquidity.
---------------------------------------  ---------------------------------------
Phoenix-Goodwin Multi-Sector Fixed       Long-term total return.
Income Series
---------------------------------------  ---------------------------------------
Phoenix-Hollister Value Equity Series    Long-term capital appreciation and a
                                         secondary investment objective of
                                         current income.
---------------------------------------  ---------------------------------------
Phoenix-J.P. Morgan Research Enhanced    High total return.
Index Series
---------------------------------------  ---------------------------------------
Phoenix-Janus Core Equity Series         Long-term growth of capital.
(formerly, Phoenix-Janus Equity Income
Series) (see Note 10)
---------------------------------------  ---------------------------------------
Phoenix-Janus Flexible Income Series     Maximum total return consistent with
                                         the preservation of capital.
---------------------------------------  ---------------------------------------
Phoenix-Janus Growth Series (see Note    Long-term capital growth in a manner
10)                                      consistent with the preservation of
                                         capital.
---------------------------------------  ---------------------------------------
Phoenix-MFS Investors Growth Stock       Long-term growth of capital and future
Series                                   income rather than current income.
---------------------------------------  ---------------------------------------
Phoenix-MFS Investors Trust Series       Long-term growth of capital and
                                         secondarily to provide reasonable
                                         current income.
---------------------------------------  ---------------------------------------
Phoenix-MFS Value Series                 Capital appreciation and reasonable
                                         income.
---------------------------------------  ---------------------------------------
Phoenix-Morgan Stanley Focus Equity      Capital appreciation.
Series
---------------------------------------  ---------------------------------------
Phoenix-Oakhurst Balanced Series (see    Reasonable income, long-term capital
Note 10)                                 growth and conservation of capital.
---------------------------------------  ---------------------------------------
Phoenix-Oakhurst Growth and Income       Dividend growth, current income and
Series                                   capital.
---------------------------------------  ---------------------------------------
Phoenix-Oakhurst Strategic Allocation    High total return over an extended
Series (see Note 10)                     period of time consistent with prudent
                                         investment risk.
---------------------------------------  ---------------------------------------

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

---------------------------------------  ---------------------------------------
SERIES NAME                              INVESTMENT OBJECTIVE
---------------------------------------  ---------------------------------------
Phoenix-Sanford Bernstein Global Value   Long-term capital appreciation.
Series
---------------------------------------  ---------------------------------------
Phoenix-Sanford Bernstein Mid-Cap        Long-term capital appreciation with
Value Series                             current income as the secondary
                                         investment objective.
---------------------------------------  ---------------------------------------
Phoenix-Sanford Bernstein Small-Cap      Long-term capital appreciation.
Value Series                             Current income is a secondary
                                         investment objective.
---------------------------------------  ---------------------------------------
Phoenix-Seneca Mid-Cap Growth Series     Capital appreciation.
---------------------------------------  ---------------------------------------
Phoenix-Seneca Strategic Theme Series    Long-term appreciation of capital.
---------------------------------------  ---------------------------------------
AIM V.I. Capital Appreciation Fund       Growth of capital.
---------------------------------------  ---------------------------------------
AIM V.I. Value Fund                      Long-term growth of capital.
---------------------------------------  ---------------------------------------
Alger American Leveraged AllCap          Long-term capital appreciation.
Portfolio
---------------------------------------  ---------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund   Replicate, before expenses, the
                                         performance of the Morgan Stanley
                                         Capital International EAFE(R) Index.
---------------------------------------  ---------------------------------------
Deutsche VIT Equity 500 Index Fund       Replicate, before expenses, the
                                         performance of the Standard & Poor's
                                         500 Composite Stock Price Index.
---------------------------------------  ---------------------------------------
Federated Fund for U.S. Government       Current income.
Securities II (see Note 10)
---------------------------------------  ---------------------------------------
Federated High Income Bond Fund II       High current income.
---------------------------------------  ---------------------------------------
VIP Contrafund(R) Portfolio              Long-term capital appreciation.
---------------------------------------  ---------------------------------------
VIP Growth Opportunities Portfolio       Capital appreciation.
---------------------------------------  ---------------------------------------
VIP Growth Portfolio                     Capital growth.
---------------------------------------  ---------------------------------------
Mutual Shares Securities Fund            Capital appreciation with income as a
                                         secondary objective.
---------------------------------------  ---------------------------------------
Templeton Asset Strategy Fund            High level of total return.
---------------------------------------  ---------------------------------------
Templeton Developing Markets             Long-term capital appreciation.
Securities Fund
---------------------------------------  ---------------------------------------
Templeton Growth Securities Fund         Long-term capital growth.
---------------------------------------  ---------------------------------------
Templeton International Securities       Long-term capital growth.
Fund
---------------------------------------  ---------------------------------------
Technology Portfolio                     Long-term capital appreciation.
---------------------------------------  ---------------------------------------
Wanger Foreign Forty                     Long-term capital growth.
---------------------------------------  ---------------------------------------
Wanger International Small Cap           Long-term capital growth.
---------------------------------------  ---------------------------------------
Wanger Twenty                            Long-term capital growth.
---------------------------------------  ---------------------------------------
Wanger U.S. Small Cap                    Long-term capital growth.
---------------------------------------  ---------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

     Purchases and sales of shares of the Funds for the period ended December 31, 2001 aggregated the following:

SUBACCOUNT                                                             PURCHASES           SALES
----------                                                             ---------           -----
The Phoenix Edge Series Fund
     Phoenix-Aberdeen International Series                            $  715,940        $  527,614
     Phoenix-Aberdeen New Asia Series                                     57,737            37,490
     Phoenix-AIM Mid-Cap Equity Series                                    28,810             5,318
     Phoenix-Deutsche Dow 30 Series                                      269,698            49,859
     Phoenix-Deutsche Nasdaq-100 Index(R) Series                          28,810             5,318
     Phoenix-Duff & Phelps Real Estate Securities Series                 116,133            70,087
     Phoenix-Engemann Capital Growth Series                            2,403,875         2,336,217
     Phoenix-Engemann Nifty Fifty Series                                 455,825           486,857
     Phoenix-Engemann Small & Mid-Cap Growth Series                       25,339             3,583
     Phoenix-Federated U.S Government Bond Series                        101,184            48,295
     Phoenix-Goodwin Money Market Series                               3,383,865         1,918,974
     Phoenix-Goodwin Multi-Sector Fixed Income Series                  1,117,090           582,239
     Phoenix-Hollister Value Equity Series                               870,870           324,768
     Phoenix-J.P. Morgan Research Enhanced Index Series                  423,775           407,469
     Phoenix-Janus Core Equity Series                                    401,732           167,665
     Phoenix-Janus Flexible Income Series                                704,162           110,643
     Phoenix-Janus Growth Series                                       1,123,373           564,971
     Phoenix-MFS Investors Growth Stock Series(3)                         15,750                14
     Phoenix-MFS Value Series(4)                                          19,544                16
     Phoenix-Morgan Stanley Focus Equity Series                           76,851             8,439
     Phoenix-Oakhurst Balanced Series                                    724,613           473,507
     Phoenix-Oakhurst Growth and Income Series                           810,860           743,543
     Phoenix-Oakhurst Strategic Allocation Series                      1,018,352           677,802
     Phoenix-Sanford Bernstein Mid-Cap Value Series                      477,742           133,789
     Phoenix-Sanford Bernstein Small-Cap Value Series(1)                 461,019           232,918
     Phoenix-Seneca Mid-Cap Growth Series                                985,579           349,543
     Phoenix-Seneca Strategic Theme Series                             1,413,678           916,650

AIM Variable Insurance Funds
     AIM V.I. Value Fund(2)                                               41,055                70

The Alger American Fund
     Alger American Leveraged AllCap Portfolio                           493,508           158,328

Deutsche Asset Management VIT Funds
     Deutsche VIT EAFE(R) Equity Index Fund                               96,339            64,774
     Deutsche VIT Equity 500 Index Fund                                       --                --

Federated Insurance Series
     Federated Fund for U.S. Government Securities II                    796,414           174,874
     Federated High Income Bond Fund II                                  189,375            55,111

Fidelity(R) Variable Insurance Products
     VIP Contrafund(R) Portfolio                                         488,380           110,566
     VIP Growth Opportunities Portfolio                                   34,413             3,680
     VIP Growth Portfolio                                                308,666            92,500

Franklin Templeton Variable Insurance Products Trust--Class 2
     Mutual Shares Securities Fund                                       213,346            43,951
     Templeton Asset Strategy Fund                                       103,486            55,412
     Templeton Developing Markets Securities Fund                         11,252            65,652
     Templeton Growth Securities Fund                                    165,083            40,156
     Templeton International Securities Fund                             375,766           102,778

The Universal Institutional Funds, Inc.
     Technology Portfolio                                                675,053           305,856

Wanger Advisors Trust
     Wanger Foreign Forty                                                391,243           274,385
     Wanger International Small Cap                                    1,407,193           510,978
     Wanger Twenty                                                        66,333            60,763
     Wanger U.S. Small Cap                                               758,663           990,447

(1)  From inception March 8, 2001 to December 31, 2001
(2)  From inception August 7, 2001 to December 31, 2001
(3)  From inception November 7, 2001 to December 31, 2001
(4)  From inception November 9, 2001 to December 31, 2001

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

A summary of Financial Highlights of the Account for the period ended December 31, 2001 follows:


                                                      PERIOD ENDED
                                                         12/31/01
                                                      ------------
THE PHOENIX EDGE SERIES:
PHOENIX-ABERDEEN INTERNATIONAL SERIES
Units                                                    4,525,464
Unit Value, end of period                                $0.806588
Net assets, end of period (thousands)                       $3,650
Expenses as a % of average net assets                        1.375%
Net investment income as a % of average net assets           (1.38%)
Total return                                                (25.10%)

PHOENIX-ABERDEEN NEW ASIA SERIES
Units                                                      285,564
Unit Value, end of period                                $1.430098
Net assets, end of period (thousands)                         $408
Expenses as a % of average net assets                        1.375%
Net investment income as a % of average net assets            0.98%
Total return                                                 (0.37%)

PHOENIX-DEUTSCHE DOW 30 SERIES
Units                                                      333,604
Unit Value, end of period                                $0.982648
Net assets, end of period (thousands)                         $328
Expenses as a % of average net assets                        1.375%
Net investment income as a % of average net assets              --
Total return                                                 (7.28%)

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES
Units                                                      114,302
Unit Value, end of period                                $0.379927
Net assets, end of period (thousands)                          $43
Expenses as a % of average net assets                        1.375%
Net investment income as a % of average net assets           (1.37%)
Total return                                                (33.99%)

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
Units                                                      344,417
Unit Value, end of period                                $1.189972
Net assets, end of period (thousands)                         $410
Expenses as a % of average net assets                        1.375%
Net investment income as a % of average net assets            2.72%
Total return                                                  5.15%

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
Units                                                   25,136,539
Unit Value, end of period                                $0.754260
Net assets, end of period (thousands)                      $18,960
Expenses as a % of average net assets                        1.375%
Net investment income as a % of average net assets           (1.32%)
Total return                                                (35.49%)

PHOENIX-ENGEMANN NIFTY FIFTY SERIES
Units                                                    3,242,622
Unit Value, end of period                                $0.801328
Net assets, end of period (thousands)                       $2,598
Expenses as a % of average net assets                        1.375%
Net investment income as a % of average net assets           (1.37%)
Total return                                                (36.21%)

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     PERIOD ENDED
                                                       12/31/01
                                                     -----------
PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
Units                                                     74,184
Unit Value, end of period                              $0.552828
Net assets, end of period (thousands)                        $41
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (1.33%)
Total return                                              (27.75%)

PHOENIX-FEDERATED U.S GOVERNMENT BOND SERIES
Units                                                    100,961
Unit Value, end of period                              $1.175072
Net assets, end of period (thousands)                       $119
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets          3.59%
Total return                                                3.56%

PHOENIX-GOODWIN MONEY MARKET SERIES
Units                                                  3,356,577
Unit Value, end of period                              $1.133226
Net assets, end of period (thousands)                     $3,804
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets          2.17%
Total return                                                2.39%

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
Units                                                  3,459,386
Unit Value, end of period                              $1.065217
Net assets, end of period (thousands)                     $3,685
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets          6.73%
Total return                                                4.63%

PHOENIX-HOLLISTER VALUE EQUITY SERIES
Units                                                  1,081,987
Unit Value, end of period                              $1.408642
Net assets, end of period (thousands)                     $1,524
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (0.62%)
Total return                                              (19.10%)

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
Units                                                  2,592,603
Unit Value, end of period                              $0.985628
Net assets, end of period (thousands)                     $2,555
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (0.68%)
Total return                                              (13.12%)

PHOENIX-JANUS CORE EQUITY SERIES
Units                                                    672,566
Unit Value, end of period                              $0.804232
Net assets, end of period (thousands)                       $541
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (0.67%)
Total return                                              (12.86%)

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     PERIOD ENDED
                                                       12/31/01
                                                     -----------
PHOENIX-JANUS FLEXIBLE INCOME SERIES
Units                                                    705,918
Unit Value, end of period                              $1.109744
Net assets, end of period (thousands)                       $783
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets          4.92%
Total return                                                5.76%

PHOENIX-JANUS GROWTH SERIES
Units                                                  3,383,574
Unit Value, end of period                              $0.684418
Net assets, end of period (thousands)                     $2,316
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (1.38%)
Total return                                              (24.90%)

PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(3)
Units                                                     15,159
Unit Value, end of period                              $1.066382
Net assets, end of period (thousands)                        $16
Expenses as a % of average net assets                      1.375% (5)
Net investment income as a % of average net assets         (1.44%)(5)
Total return                                                2.72%

PHOENIX-MFS VALUE SERIES(4)
Units                                                     19,029
Unit Value, end of period                              $1.054757
Net assets, end of period (thousands)                        $20
Expenses as a % of average net assets                      1.375% (5)
Net investment income as a % of average net assets         (0.15%)(5)
Total return                                                2.89%

PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES
Units                                                    124,145
Unit Value, end of period                              $0.716104
Net assets, end of period (thousands)                        $89
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (1.39%)
Total return                                              (16.26%)

PHOENIX-OAKHURST BALANCED SERIES
Units                                                  3,306,432
Unit Value, end of period                              $1.219982
Net assets, end of period (thousands)                     $4,034
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets          1.26%
Total return                                                1.18%

PHOENIX-OAKHURST GROWTH AND INCOME SERIES
Units                                                  4,982,414
Unit Value, end of period                              $1.080576
Net assets, end of period (thousands)                     $5,384
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (0.89%)
Total return                                               (9.44%)

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      PERIOD ENDED
                                                        12/31/01
                                                      -----------
PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
Units                                                   4,968,049
Unit Value, end of period                               $1.229226
Net assets, end of period (thousands)                      $6,107
Expenses as a % of average net assets                       1.375%
Net investment income as a % of average net assets           1.15%
Total return                                                 0.46%

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
Units                                                     724,459
Unit Value, end of period                               $1.095286
Net assets, end of period (thousands)                        $793
Expenses as a % of average net assets                       1.375%
Net investment income as a % of average net assets           0.17%
Total return                                                21.29%

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
Units                                                     217,670
Unit Value, end of period                               $1.067640
Net assets, end of period (thousands)                        $232
Expenses as a % of average net assets                       1.375%(5)
Net investment income as a % of average net assets           0.11%(5)
Total return                                                 6.76%

PHOENIX-SENECA MID-CAP GROWTH SERIES
Units                                                   1,647,918
Unit Value, end of period                               $1.370897
Net assets, end of period (thousands)                      $2,259
Expenses as a % of average net assets                       1.375%
Net investment income as a % of average net assets          (1.37%)
Total return                                               (26.32%)

PHOENIX-SENECA STRATEGIC THEME SERIES
Units                                                   4,119,225
Unit Value, end of period                               $1.292520
Net assets, end of period (thousands)                      $5,324
Expenses as a % of average net assets                       1.375%
Net investment income as a % of average net assets          (1.37%)
Total return                                               (28.73%)

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. VALUE FUND(2)
Units                                                      45,022
Unit Value, end of period                               $0.937960
Net assets, end of period (thousands)                         $42
Expenses as a % of average net assets                       1.375% (5)
Net investment income as a % of average net assets          (0.75%)(5)
Total return                                                (4.40%)

THE ALGER AMERICAN FUND:
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Units                                                     614,225
Unit Value, end of period                               $0.654374
Net assets, end of period (thousands)                        $402
Expenses as a % of average net assets                       1.375%
Net investment income as a % of average net assets          (1.38%)
Total return                                               (17.10%)

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                    12/31/01
                                                                 ------------
DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND
Units                                                                279,487
Unit Value, end of period                                          $0.676548
Net assets, end of period (thousands)                                   $189
Expenses as a % of average net assets                                  1.375%
Net investment income as a % of average net assets                     (1.37%)
Total return                                                          (25.73%)

FEDERATED INSURANCE SERIES:
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Units                                                                671,215
Unit Value, end of period                                          $1.164738
Net assets, end of period (thousands)                                   $782
Expenses as a % of average net assets                                  1.375%
Net investment income as a % of average net assets                      1.17%
Total return                                                            5.56%

FEDERATED HIGH INCOME BOND FUND II
Units                                                                278,615
Unit Value, end of period                                          $0.902994
Net assets, end of period (thousands)                                   $252
Expenses as a % of average net assets                                  1.375%
Net investment income as a % of average net assets                      8.10%
Total return                                                           (0.01%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS:
VIP CONTRAFUND(R) PORTFOLIO
Units                                                                552,777
Unit Value, end of period                                          $0.805960
Net assets, end of period (thousands)                                   $446
Expenses as a % of average net assets                                  1.375%
Net investment income as a % of average net assets                     (0.98%)
Total return                                                          (13.57%)

VIP GROWTH OPPORTUNITIES PORTFOLIO
Units                                                                 64,006
Unit Value, end of period                                          $0.741979
Net assets, end of period (thousands)                                    $47
Expenses as a % of average net assets                                  1.375%
Net investment income as a % of average net assets                     (1.20%)
Total return                                                          (15.63%)

VIP GROWTH PORTFOLIO
Units                                                                503,657
Unit Value, end of period                                          $0.690012
Net assets, end of period (thousands)                                   $348
Expenses as a % of average net assets                                  1.375%
Net investment income as a % of average net assets                     (1.38%)
Total return                                                          (18.86%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2:
MUTUAL SHARES SECURITIES FUND
Units                                                                235,392
Unit Value, end of period                                          $1.257579
Net assets, end of period (thousands)                                   $296
Expenses as a % of average net assets                                  1.375%
Net investment income as a % of average net assets                      0.28%
Total return                                                            5.57%

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     PERIOD ENDED
                                                        12/31/01
                                                     -----------
TEMPLETON ASSET STRATEGY FUND
Units                                                    200,121
Unit Value, end of period                              $1.061612
Net assets, end of period (thousands)                       $212
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (0.14%)
Total return                                              (11.19%)

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
Units                                                    138,160
Unit Value, end of period                              $1.085909
Net assets, end of period (thousands)                       $150
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (0.53%)
Total return                                               (9.36%)

TEMPLETON GROWTH SECURITIES FUND
Units                                                    258,089
Unit Value, end of period                              $1.174916
Net assets, end of period (thousands)                       $303
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         16.47%
Total return                                               (2.67%)

TEMPLETON INTERNATIONAL SECURITIES FUND
Units                                                    748,380
Unit Value, end of period                              $0.907123
Net assets, end of period (thousands)                       $679
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets          1.62%
Total return                                              (17.16%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
TECHNOLOGY PORTFOLIO
Units                                                  2,372,189
Unit Value, end of period                              $0.380509
Net assets, end of period (thousands)                       $903
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (1.36%)
Total return                                              (49.56%)

WANGER ADVISORS TRUST:
WANGER FOREIGN FORTY
Units                                                    486,684
Unit Value, end of period                              $1.292743
Net assets, end of period (thousands)                       $629
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (1.25%)
Total return                                              (27.63%)

WANGER INTERNATIONAL SMALL CAP
Units                                                  1,880,576
Unit Value, end of period                              $1.314847
Net assets, end of period (thousands)                     $2,473
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (1.37%)
Total return                                              (22.25%)

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     PERIOD ENDED
                                                        12/31/01
                                                     -----------
WANGER TWENTY
Units                                                    475,240
Unit Value, end of period                              $1.607848
Net assets, end of period (thousands)                       $764
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (1.40%)
Total return                                                7.59%

WANGER U.S. SMALL CAP
Units                                                  6,514,332
Unit Value, end of period                              $1.142949
Net assets, end of period (thousands)                     $7,446
Expenses as a % of average net assets                      1.375%
Net investment income as a % of average net assets         (1.33%)
Total return                                                9.85%


(1)  From inception March 8, 2001 to December 31, 2001
(2)  From inception August 7, 2001 to December 31, 2001
(3)  From inception November 7, 2001 to December 31, 2001
(4)  From inception November 9, 2001 to December 31, 2001
(5)  Annualized.

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                                SUBACCOUNT
                                        -----------------------------------------------------------------------------------------

                                                                                              PHOENIX-
                                                                                PHOENIX-       DUFF &     PHOENIX-
                                          PHOENIX-    PHOENIX-     PHOENIX-     DEUTSCHE    PHELPS REAL   ENGEMANN      PHOENIX-
                                          ABERDEEN    ABERDEEN     DEUTSCHE    NASDAQ-100      ESTATE     CAPITAL       ENGEMANN
                                       INTERNATIONAL  NEW ASIA      DOW 30      INDEX(R)     SECURITIES    GROWTH     NIFTY FIFTY
                                           SERIES      SERIES       SERIES       SERIES        SERIES      SERIES        SERIES
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period    4,406,836      274,209      121,039       71,735      312,346   25,577,466    3,273,704
Participant deposits                        169,710       12,582       46,129           --       16,224      811,387      106,403
Participant transfers                        56,778       12,241      181,035       48,179       35,350       86,324      (27,781)
Participant withdrawals                    (107,860)     (13,468)     (14,599)      (5,612)     (19,503)  (1,338,638)    (109,704)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period          4,525,464      285,564      333,604      114,302      344,417   25,136,539    3,242,622
                                        ==========================================================================================

                                                                                 PHOENIX-
                                          PHOENIX-                               GOODWIN                   PHOENIX-
                                          ENGEMANN     PHOENIX-     PHOENIX-      MULTI-      PHOENIX-   J.P. MORGAN
                                          SMALL &     FEDERATED     GOODWIN       SECTOR     HOLLISTER     RESEARCH     PHOENIX-
                                          MID-CAP        U.S         MONEY        FIXED        VALUE       ENHANCED    JANUS CORE
                                           GROWTH     GOVERNMENT     MARKET       INCOME       EQUITY       INDEX        EQUITY
                                           SERIES    BOND SERIES     SERIES       SERIES       SERIES       SERIES       SERIES
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period       43,218       61,095    2,115,249    3,182,567      746,964    2,608,919      403,875
Participant deposits                         29,387        9,771      660,560      184,504      128,463       54,951       96,370
Participant transfers                         1,648       31,061    1,216,945      415,063      234,102      (29,563)     190,367
Participant withdrawals                         (69)        (966)    (636,177)    (322,748)     (27,542)     (41,704)     (18,046)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period             74,184      100,961    3,356,577    3,459,386    1,081,987    2,592,603      672,566
                                        ==========================================================================================

                                                                                              PHOENIX-
                                          PHOENIX-                PHOENIX-MFS                  MORGAN                   PHOENIX-
                                           JANUS       PHOENIX-    INVESTORS                  STANLEY      PHOENIX-     OAKHURST
                                          FLEXIBLE      JANUS        GROWTH    PHOENIX-MFS     FOCUS       OAKHURST    GROWTH AND
                                           INCOME       GROWTH       STOCK        VALUE        EQUITY      BALANCED      INCOME
                                           SERIES       SERIES     SERIES(3)    SERIES(4)      SERIES       SERIES       SERIES
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period      191,214    2,701,910           --           --       28,834    3,209,798    4,889,895
Participant deposits                         49,501      298,969           --           --        1,502       99,267      188,591
Participant transfers                       470,469      464,447       15,159       19,029       93,879      108,756      132,420
Participant withdrawals                      (5,266)     (81,752)          --           --          (70)    (111,389)    (228,492)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period            705,918    3,383,574       15,159       19,029      124,145    3,306,432    4,982,414
                                        =========================================================================================

                                                      PHOENIX-     PHOENIX-
                                         PHOENIX-     SANFORD      SANFORD      PHOENIX-     PHOENIX-                   ALGER
                                         OAKHURST    BERNSTEIN    BERNSTEIN      SENECA       SENECA                   AMERICAN
                                        STRATEGIC     MID-CAP     SMALL-CAP     MID-CAP     STRATEGIC     AIM V.I.    LEVERAGED
                                        ALLOCATION     VALUE        VALUE        GROWTH       THEME        VALUE        ALLCAP
                                          SERIES       SERIES     SERIES(1)      SERIES       SERIES      FUND(2)     PORTFOLIO
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period    4,827,517      382,394           --    1,245,152    3,919,290           --      167,465
Participant deposits                        109,146       64,058        5,252      176,980      208,667          612       84,699
Participant transfers                       337,771      333,371      310,980      256,620      248,353       44,410      381,524
Participant withdrawals                    (306,385)     (55,364)     (98,562)     (30,834)    (257,085)          --      (19,463)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period          4,968,049      724,459      217,670    1,647,918    4,119,225       45,022      614,225
                                        =========================================================================================

                                                      FEDERATED
                                          DEUTSCHE     FUND FOR                                                          MUTUAL
                                        VIT EAFE(R)      U.S.      FEDERATED       VIP        VIP GROWTH                 SHARES
                                           EQUITY     GOVERNMENT  HIGH INCOME CONTRAFUND(R) OPPORTUNITIES VIP GROWTH   SECURITIES
                                         INDEX FUND SECURITIES II BOND FUND II  PORTFOLIO     PORTFOLIO   PORTFOLIO       FUND
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period      237,290      133,122      148,372      107,723       26,074      227,423      112,167
Participant deposits                         33,653       98,669       17,163       53,072           --       67,040       20,664
Participant transfers                        21,341      447,324      117,313      412,117       42,383      215,833      106,193
Participant withdrawals                     (12,797)      (7,900)      (4,233)     (20,135)      (4,451)      (6,639)      (3,632)
                                        -----------------------------------------------------------------------------------------
Units outstanding, end of period            279,487      671,215      278,615      552,777       64,006      503,657      235,392
                                        =========================================================================================

                                                      TEMPLETON
                                         TEMPLETON    DEVELOPING  TEMPLETON     TEMPLETON
                                           ASSET       MARKETS      GROWTH    INTERNATIONAL                 WANGER       WANGER
                                          STRATEGY    SECURITIES  SECURITIES    SECURITIES   TECHNOLOGY    FOREIGN   INTERNATIONAL
                                            FUND         FUND        FUND          FUND      PORTFOLIO      FORTY      SMALL CAP
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period      174,628      184,927      197,431      658,521    1,673,773      444,645    1,909,944
Participant deposits                          4,371        2,380       15,281       10,599      225,426       65,846      105,582
Participant transfers                        24,535      (43,629)      47,538       87,280      495,603      (19,563)     (59,479)
Participant withdrawals                      (3,413)      (5,518)      (2,161)      (8,020)     (22,613)      (4,244)     (75,471)
                                        ----------------------------------------------------------------------------------------
Units outstanding, end of period            200,121      138,160      258,089      748,380    2,372,189      486,684    1,880,576
                                        =========================================================================================

                                           WANGER    WANGER U.S.
                                           TWENTY     SMALL CAP
                                        -----------  -----------
Units outstanding, beginning of period      466,315    6,643,637
Participant deposits                         10,204      168,606
Participant transfers                        12,692       40,325
Participant withdrawals                     (13,971)    (338,236)
                                        ------------------------
Units outstanding, end of period            475,240    6,514,332
                                        ========================


(1)  From inception March 8, 2001 to December 31, 2001
(2)  From inception August 7, 2001 to December 31, 2001
(3)  From inception November 7, 2001 to December 31, 2001
(4)  From inception November 9, 2001 to December 31, 2001

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $42,569 and $21,487, during the years ended December 31, 2001 and 2000, respectively.

     PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by Phoenix.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-7%, depending upon the duration of each contract deposit, are deducted from proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $60,944 and $37,548, for the years ended December 31, 2001 and December 31, 2000 respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--REORGANIZATION AND INITIAL PUBLIC OFFERING

     On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted a plan of reorganization, which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly owned subsidiary of PNX.

NOTE 10--PROPOSED FUND CHANGES

     On November 13, 2001, The Board of Trustees of The Phoenix Edge Series Fund approved a Plan of Reorganization to merge three Series of The Phoenix Edge Series into other existing series. Each Merging Series will be merged into a corresponding Surviving Series as follows:

     Merging Series                            Surviving Series
     --------------                            ----------------
     Phoenix-Engemann Nifty Fifty Series       Phoenix-Engemann Capital Growth Series
     Phoenix-Janus Core Equity Series          Phoenix-Janus Growth Series
     Phoenix-Oakhurst Balanced Series          Phoenix-Oakhurst Strategic Allocation Series

     If the shareholders approve the Plan of Reorganization each Merging Series will transfer all or substantially all of its assets and its liabilities to the corresponding Surviving Series. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Surviving Series. The shareholders of each Merging Series must approve the Plan of Reorganization before any transaction can take place. The next meeting of The Phoenix Edge Series Fund's shareholders will be held in the Spring of 2002, at which time, these matters will be submitted for a shareholder vote.

     The Board of Trustees of the fund voted at their August 28, 2001 meeting that shares of the Phoenix-Federated U.S. Government Bond Series will no longer be available for sale except to contract/policy owners who already had account value allocated to the subaccounts investing in the series as of February 16, 2001.

     On September 18, 2001, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and Phoenix Life And Annuity Variable Universal Life Account asked the Securities and Exchange Commission ("SEC") to approve a proposal to substitute shares of Federated Fund for U.S. Government Securities II for shares of Phoenix-Federated U.S. Government Bond Series. Subject to SEC approval, the substitution is expected to be completed in 2002. It will affect contract/policy owners who have amounts invested in the Phoenix-Federated U.S. Government Bond Series at that time. Affected Contract owners will be notified when the substitution is complete.

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS

     The Adviser of Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/ Bernstein Growth + Value Series, Phoenix-Deutsche Dow 30 Series, Phoenix-Deutsche Nasdaq-100 Index(R) Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-J.P. Morgan Research Enhanced Index Series, Phoenix-Janus Core Equity Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, Phoenix-MFS Value Series, Phoenix-Morgan Stanley Focus Equity Series, Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Mid-Cap Value Series, Phoenix-Sanford Bernstein Small Cap Value Series ("PVA Funds") is Phoenix Variable Advisers, Inc. ("PVA"). The PVA Funds and PVA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, to permit the PVA Funds to be managed under a "manager of managers" structure. If the SEC grants the requested exemptive order, PVA will, subject to supervision and approval of the PVA Funds' Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PVA Funds. The order would, therefore, permit the PVA Funds and PVA to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the placement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. The PVA Funds and PVA believe that without such exemption, PVA may be impeded in the prompt and efficient employment of a subadvisor best suited to the needs of a particular series, and a series may be subjected to additional expenses of proxy solicitations and shareholder meetings when subadvisors are employed or replaced. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. There is no guarantee the PVA Funds will obtain this order from the SEC.

                        REPORT OF INDEPENDENT ACCOUNTANTS



PRICEWATERHOUSECOOPERS[GRAPHIC]


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (The Big Edge Choice(R) for New York):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (The Big Edge Choice(R) for New York) at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 22, 2002

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115
Underwriter

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Custodians

JP MORGAN CHASE BANK
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

BROWN BROTHERS HARRIMAN & Co.
40 Water Street
Boston, Massachusetts 02109

STATE STREET BANK AND TRUST
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

___________________________

     PHOENIX LIFE INSURANCE COMPANY
     (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
     CONSOLIDATED FINANCIAL STATEMENTS
     DECEMBER 31, 2001 AND 2000

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE

Report of Independent Accountants ..........................................F-3

Consolidated Balance Sheets ................................................F-4

Consolidated Statements of Income ..........................................F-5

Consolidated Statements of Cash Flows.................................F-6 - F-7

Consolidated Statements of Changes in Stockholder's Equity
    and Comprehensive Income ...............................................F-8

Notes to Consolidated Financial Statements ..........................F-9 - F-45

PRICEWATERHOUSECOOPERS [Logo]


--------------------------------------------------------------------------------
                                                  PRICEWATERHOUSECOOPERS LLP
                                                  100 Pearl Street
                                                  Hartford CT 06103-4508
                                                  Telephone  (860) 241 7000
                                                  Facsimile  (860) 241 7590





                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Phoenix Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, cash flows, and changes in stockholder's equity and comprehensive income present fairly, in all material respects, the financial position of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in the accompanying notes to consolidated financial statements, the Company changed its method of accounting for venture capital partnerships (Note
5), securitized financial instruments (Note 3), and derivative financial instruments (Note 3) in 2001.




/s/ PricewaterhouseCoopers LLP


February 5, 2002

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
                                                                        ---------------------------------------
                                                                             2000                  2001
                                                                        ------------------  -------------------
                                ASSETS                                      (IN MILLIONS, EXCEPT SHARE DATA)
Investments:
    Available-for-sale debt securities, at fair value................          $  5,949.0           $  9,599.2
    Held-to-maturity debt securities, at amortized cost..............             2,109.6                   --
    Equity securities, at fair value.................................               335.5                286.0
    Mortgage loans, at unpaid principal, net.........................               593.4                535.8
    Real estate, at lower of cost or fair value less costs to sell, net              77.9                 83.1
    Policy loans, at unpaid principal................................             2,105.2              2,172.2
    Venture capital partnerships.....................................               467.3                291.7
    Other invested assets............................................               235.7                281.2
    Short-term investments, at amortized cost........................                 3.8                  8.5
                                                                        ------------------  -------------------
       Total investments.............................................            11,877.4             13,257.7
Cash and cash equivalents............................................               720.0                547.9
Accrued investment income............................................               194.5                203.1
Deferred policy acquisition costs....................................             1,019.0              1,123.7
Premiums, accounts and notes receivable..............................               155.8                175.1
Reinsurance recoverables.............................................                16.6                 21.4
Property, equipment and leasehold improvements, net..................               122.2                102.2
Goodwill and other intangible assets, net............................               582.6                 22.6
Investments in unconsolidated affiliates.............................               173.2                330.6
Deferred income taxes, net...........................................                  --                 22.9
Net assets of discontinued operations (note 13)......................                25.5                 20.8
Other assets.........................................................                49.8                 32.7
Separate account assets and investment trusts........................             5,376.6              5,570.0
                                                                        ------------------  -------------------
    Total assets.....................................................          $ 20,313.2           $ 21,430.7
                                                                        ==================  ===================
                       LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
------------
    Policy liabilities and accruals.................................           $ 11,372.6           $ 11,993.4
    Policyholder deposit funds......................................                678.4              1,368.2
    Long-term debt (note 10)........................................                425.1                175.0
    Deferred income taxes, net......................................                  9.4                   --
    Other liabilities...............................................                473.3                496.0
    Separate account liabilities and investment trusts..............              5,376.6              5,564.9
                                                                        ------------------  -------------------
         Total liabilities..........................................             18,335.4             19,597.5
                                                                        ------------------  -------------------
Commitments and contingencies (note 22).............................
Minority interest in net assets of consolidated subsidiaries........                136.9                  1.1
                                                                        ------------------  -------------------
Stockholder's equity:
---------------------
   Common stock ($1,000 par value, 10,000 shares authorized;
      0 and 10,000 shares issued and outstanding at December 31,
      2000 and 2001, respectively...................................                   --                 10.0
   Additional paid-in capital.......................................                   --              1,712.0
   Retained earnings................................................              1,820.7                 29.0
   Accumulated other comprehensive income...........................                 20.2                 81.1
                                                                        ------------------  -------------------
       Total stockholder's equity...................................              1,840.9              1,832.1
                                                                        ------------------  -------------------
       Total liabilities and stockholder's equity...................           $ 20,313.2           $ 21,430.7
                                                                        ==================  ===================


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF INCOME
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------------------
                                                                       1999              2000              2001
                                                                   --------------    --------------    --------------
Revenues:                                                                            (IN MILLIONS)
---------
Premiums.......................................................         $1,175.7         $ 1,147.4         $ 1,112.7
Insurance and investment product fees..........................            574.6             631.0             430.3
Net investment income..........................................            953.1           1,129.6             830.2
Net realized investment gains .................................             75.8              89.2             150.1
                                                                   --------------    --------------    --------------
        Total revenues.........................................          2,779.2           2,997.2           2,523.3
                                                                   --------------    --------------    --------------
Benefits and expenses:

       Policy benefits and increase in policy liabilities......          1,373.1           1,409.8           1,406.7
       Policyholder dividends..................................            360.5             378.0             400.1
       Amortization of deferred policy acquisition costs                   147.9             356.0             133.0
       Amortization of goodwill and other intangible assets                 40.1              36.9              24.7
       Interest expense........................................             34.0              32.7              20.0
       Demutualization expenses................................               --              21.8              25.9
       Other operating expenses................................            557.9             604.5             470.6
                                                                   --------------    --------------    --------------
            Total benefits and expenses........................          2,513.5           2,839.7           2,481.0
                                                                   --------------    --------------    --------------
Income from continuing operations before income taxes,
       minority interest and equity in earnings of and
       interest earned from investments in unconsolidated
       affiliates..............................................            265.7             157.5              42.3
Income tax expense (benefit)...................................             99.0              56.2             (19.8)
                                                                   --------------    --------------    --------------
Income from continuing operations before minority
       Interest, equity in earnings of and interest earned
       From investments in unconsolidated affiliates...........            166.7             101.3              62.1
Minority interest in net income of consolidated
       Subsidiaries............................................            (10.1)            (14.1)             (3.7)
Equity in earnings of and interest earned from
       Investments in unconsolidated affiliates................              5.5               7.6               8.1
                                                                   --------------    --------------    --------------
Income from continuing operations..............................            162.1              94.8              66.5
Discontinued operations (note 13):
----------------------------------
       Income from discontinued operations, net of income
            taxes..............................................             36.1               9.4                --
       Loss on disposal, net of income taxes...................           (109.0)            (20.9)               --
                                                                   --------------    --------------    --------------
Income before cumulative effect of accounting
       changes.................................................             89.2              83.3              66.5
                                                                   --------------    --------------    --------------
Cumulative effect of accounting changes for:
--------------------------------------------
       Venture capital partnerships, net of income taxes
          (note 5).............................................               --                --             (48.8)
       Securitized financial instruments, net of income
          taxes (note 3).......................................               --                --             (20.5)
       Derivative financial instruments, net of income taxes
          (note 3).............................................               --                --               3.9
                                                                   --------------    --------------    --------------
Net income ....................................................           $ 89.2            $ 83.3             $ 1.1
                                                                   ==============    ==============    ==============


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------
                                                                            1999             2000            2001
                                                                        ------------     ------------    ------------
Cash flows from operating activities:                                                  (IN MILLIONS)
-------------------------------------
           Net income ........................................               $ 89.2          $  83.3          $  1.1
Adjustments to reconcile net income to net cash provided by operating activities:
       Net loss from discontinued operations..................                 72.9             11.5              --
       Net realized investment gains..........................                (75.8)           (89.2)         (150.1)
       Amortization and depreciation..........................                 72.0             56.8            43.2
       Investment income......................................               (138.2)          (297.7)           97.4
       Securitized financial instruments and derivatives......                   --               --            16.6
       Deferred income tax benefit............................                (13.9)           (37.0)          (60.4)
       Increase in receivables................................                (62.9)           (54.0)          (76.9)
       (Increase) decrease in deferred policy acquisition costs                 (.3)           183.2           (76.2)
       Increase in policy liabilities and accruals............                321.2            472.8           469.0
       Change in other assets/other liabilities, net..........                 53.8             45.4           145.3
                                                                        ------------     ------------    ------------
       Net cash provided by continuing operations.............                318.0            375.1           409.0
       Net cash used for discontinued operations..............                (76.7)          (264.6)          (75.1)
                                                                        ------------     ------------    ------------
       Net cash provided by operating activities..............                241.3            110.5           333.9
                                                                        ------------     ------------    ------------
Cash flows from investing activities:
-------------------------------------
       Proceeds from the sale of debt securities:
           Available-for-sale.................................              1,192.2            912.1         1,202.0
           Held-to-maturity...................................                 18.0              9.8            17.5
       Proceeds from the maturity of debt securities:
           Available-for-sale.................................                 49.7             38.7            96.7
           Held-to-maturity...................................                  6.5             25.9            35.5
       Proceeds from the repayment of debt securities:
           Available-for-sale.................................                461.0            286.1           534.0
           Held-to-maturity...................................                162.2            173.8           158.5
       Proceeds from sale of equity securities................                163.5            515.4           114.6
       Proceeds from the maturity of mortgage loans...........                 18.9             17.3            16.4
       Proceeds from the repayment of mortgage loans..........                106.0            110.3            42.3
       Proceeds from distributions of venture capital partnerships             26.7             37.9            30.7
       Proceeds from sale of real estate and other invested assets             38.0             26.6            36.8
       Proceeds from sale of property and equipment...........                   --             20.6              --
       Proceeds from sale of subsidiaries and affiliates......                 46.4             14.1           659.8
       Purchase of available-for-sale debt securities.........             (1,672.6)        (1,418.4)       (3,132.7)
       Purchase of held-to-maturity debt securities...........               (395.5)          (356.0)         (393.8)
       Purchase of equity securities..........................               (162.4)          (130.5)          (72.8)
       Purchase of subsidiaries...............................               (187.6)           (59.3)          (10.0)
       Purchase of mortgage loans.............................                (25.3)            (1.0)             --
       Purchase of investments in unconsolidated affiliates and
            other invested assets.............................               (103.4)           (46.5)         (104.2)
       Purchase of minority interest in subsidiary............                   --               --          (358.1)
       Purchase of interests in venture capital partnerships..               (108.5)           (95.1)          (47.0)
       Change in short-term investments, net..................                  (.6)              .5            (4.8)
       Increase in policy loans...............................                (34.3)           (62.7)          (67.0)
       Capital expenditures...................................                (20.5)           (21.5)          (13.7)
       Other investing activities, net........................                  1.7               --              --
                                                                        ------------     ------------    ------------
Net cash used for continuing operations.......................               (419.9)            (1.9)       (1,259.3)
Net cash provided by discontinued operations..................                105.6            259.5            77.5
                                                                        ------------     ------------    ------------
Net cash (used for) provided by investing activities..........             $ (314.3)         $ 257.6       $(1,181.8)
                                                                        ------------     ------------    ------------

The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------
                                                                        1999              2000               2001
                                                                    --------------    --------------     -------------
Cash flows from financing activities:                                                 (IN MILLIONS)
-------------------------------------

       Net deposits of policyholder deposit funds,
           net of interest credited...............................         $  6.5           $ 140.2           $ 689.8
       Proceeds (repayments) from securities sold subject to
           repurchase agreements..................................           28.4             (28.4)               --
       Issuance of common stock...................................             --                --              10.0
       Capital contributions from parent..........................             --                --              78.6
       Dividends paid to parent ..................................             --                --            (132.3)
       Proceeds from borrowings...................................          175.1              50.0             180.0
       Repayment of borrowings....................................         (125.0)           (124.0)           (125.1)
       Distributions to minority stockholders.....................           (4.2)             (5.8)             (5.8)
       Debenture principal payments...............................             --                --             (19.4)
       Other financing activities, net............................            (.4)              3.2                --
                                                                    --------------    --------------     -------------
       Net cash  provided by financing activities.................           80.4              35.2             675.8
                                                                    --------------    --------------     -------------
       Net change in cash and cash equivalents....................            7.4             403.3            (172.1)
       Cash and cash equivalents, beginning of year...............          309.3             316.7             720.0
                                                                    --------------    --------------     -------------
       Cash and cash equivalents, end of year.....................         $316.7           $ 720.0            $547.9
                                                                    ==============    ==============     =============
Supplemental cash flow information:
-----------------------------------
       Income taxes paid (received), net..........................         $106.4           $ 135.8           $ (47.0)
       Interest paid on indebtedness..............................         $ 34.8           $  34.1           $  23.8









The accompanying notes are an integral part of these consolidated financial statements.


                                                                      RETAINED        ACCUMULATED
                                                    ADDITIONAL        EARNINGS           OTHER             TOTAL
                                        COMMON        PAID-IN       (ACCUMULATED     COMPREHENSIVE     STOCKHOLDER'S
                                        STOCK         CAPITAL          DEFICIT)      INCOME (LOSS)        EQUITY
                                      -----------  --------------  ---------------  ----------------   --------------
(IN MILLIONS)
Balance at January 1, 1999            $      --      $     --          $ 1,642.3        $     94.3       $  1,736.6
--------------------------
Net income...........................                                       89.2                               89.2
Other comprehensive loss, net of
   income taxes:
      Unrealized loss on securities..                                                        (66.8)           (66.8)
      Reclassification adjustment for
        net realized gains included in
        net income                                                                            (1.5)            (1.5)
      Minimum pension liability
      adjustment                                                                              (1.5)            (1.5)
                                                                                                       --------------
   Total other comprehensive loss....                                                                         (69.8)
Comprehensive income.................                                                                          19.4
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 1999......... $      --      $     --          $ 1,731.5        $     24.5       $  1,756.0
----------------------------
                                      ===========  ==============  ===============  ================   ==============

Balance at January 1, 2000            $      --      $     --          $ 1,731.5        $     24.5       $  1,756.0
--------------------------
Comprehensive income:
   Net income........................                                       83.3                               83.3
   Other comprehensive income, net of
      income taxes:
      Unrealized gains on securities.                                                         53.0             53.0
      Reclassification adjustment for
        net
        Realized gains included in                                                           (58.9)           (58.9)
           net income
      Minimum pension liability                                                                1.6              1.6
        adjustment
                                                                                                       --------------
   Total other comprehensive income..                                                                          (4.3)
Comprehensive income.................                                                                          79.0
Other equity adjustments.............                                        5.9                                5.9
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 2000......... $      --      $     --          $ 1,820.7        $     20.2       $  1,840.9
----------------------------

                                      ===========  ==============  ===============  ================   ==============

Balance at January 1, 2001........... $      --      $     --          $ 1,820.7        $     20.2       $  1,840.9
--------------------------
Demutualization transaction..........      10.0        1,712.0          (1,765.7)                             (43.7)
Equity adjustment for policyholder
   dividend obligation...............                                      (30.3)                             (30.3)
Other equity adjustments.............                                        3.2                                3.2
Comprehensive income:
   Net income........................                                        1.1                                1.1
   Other comprehensive income, net of
      income taxes:
      Unrealized gain on security
        transfer from held-to-maturity
        to available-for-sale........                                                         83.9             83.9
      Unrealized loss on securities..                                                          (.9)             (.9)
      Unrealized gains on derivatives                                                          3.9              3.9
      Equity adjustment for policyholder
        dividend obligation.........                                                          (8.8)            (8.8)
      Reclassification adjustment for
        net realized gains included in                                                       (10.0)           (10.0)
        net income
      Cumulative effect of accounting
        change for derivatives.......                                                          1.1              1.1
      Minimum pension liability                                                               (8.3)            (8.3)
        adjustment
                                                                                                       --------------
   Total other comprehensive income..                                                                          60.9
Comprehensive income.................                                                                          62.0
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 2001.........   $  10.0      $ 1,712.0         $    29.0        $     81.1       $  1,832.1
----------------------------
                                      ===========  ==============  ===============  ================   ==============


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company ("Phoenix Life") and its subsidiaries offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company ("Phoenix"). See note 2--"Reorganization and Initial Public Offering."

2.       REORGANIZATION AND INITIAL PUBLIC OFFERING

On December 18, 2000, the Board of Directors of Phoenix Home Life Mutual Insurance Company ("Phoenix Mutual") unanimously adopted a plan of reorganization which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Mutual converted from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of Phoenix and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly-owned subsidiary of Phoenix. All policyholder membership interests in the mutual company were extinguished on the effective date and eligible policyholders of the mutual company received 56.2 million shares of common stock, $28.8 million of cash and $12.7 million of policy credits as compensation. The demutualization was accounted for as a reorganization. Accordingly, Phoenix's retained earnings immediately following the demutualization and the closing of the Initial Public Offering ("IPO") on June 25, 2001 (net of the cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital. In addition, Phoenix Life established a closed block for the benefit of holders of certain individual life insurance policies of Phoenix Life. The purpose of the closed block is to protect, after demutualization, the policy dividend expectations of the holders of the policies included in the closed block. The closed block will continue in effect until such date as none of such policies are in force. See note 14 --"Closed Block."

On June 25, 2001, Phoenix closed its IPO in which 48.8 million shares of common stock were issued at a price of $17.50 per share. Net proceeds from the IPO of $807.9 million were contributed to Phoenix Life. On July 24, 2001, Morgan Stanley Dean Witter exercised its right to purchase 1,395,900 shares of the common stock of Phoenix at the IPO price of $17.50 per share less underwriter's discount. Net proceeds of $23.2 million were contributed to Phoenix Life.

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation and basis of presentation

The consolidated financial statements include the accounts of Phoenix Life. Less than majority-owned entities, in which Phoenix Life has significant influence over operating and financial policies and generally at least a 20% ownership interest, are reported on the equity method of accounting.

In January of 2001, Phoenix Life purchased the minority interest in PXP See Note 4--"Significant Transactions." This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to Phoenix. See Note 9--"Related Party Transactions." Consequently, Phoenix Life's 1999 and 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001.

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Certain reclassifications have been made to the 1999 and 2000 amounts to conform with the 2001 presentation.

Valuation of investments

Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix Life classified its debt securities as either held-to-maturity or available-for-sale investments. Prior to 2001, debt securities held-to-maturity consisted of private placement bonds reported at amortized cost, net of impairments, that management intended and had the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds, preferred stocks and private placement bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

In 2001, management decided, as part of Phoenix Life's conversion to a public company, that held-to-maturity debt securities should be reclassified to available-for-sale debt securities. See note 5 - "Investments."

For mortgage-backed and asset-backed investments in the debt security portfolio, Phoenix Life recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in the estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix Life will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on either the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral if collection is collateral-dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

Real estate, all of which is held for sale, is carried at the lower of cost or fair value less costs to sell. Fair value for real estate is determined by taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization, including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

Venture capital partnerships are recorded in accordance with the equity method of accounting. Phoenix Life records its share of the net equity in earnings of the venture capital partnerships in accordance with Accounting Principle Board Opinion No. 18, using the most recent financial information received from the partnerships. Historically, this information had been provided to Phoenix Life on a one-quarter lag. In the first quarter of 2001, Phoenix Life changed its method of applying the equity method of accounting to eliminate such quarterly lag. See note 5 - "Investments."

Other invested assets primarily include leveraged lease investments, derivatives and other partnership and joint venture interests. Leverage lease investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which Phoenix Life does not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. Derivatives are valued in accordance with Statement of Financial Accounting Standards ("SFAS") No. 133. See recent accounting pronouncements within note 3.

Short-term investments are carried at amortized cost which approximates fair value. Short-term investments consist of interest bearing securities that mature between 91 days and twelve months from date of purchase.

Realized investment gains and losses, other than those related to separate accounts for which Phoenix Life does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

In the normal course of business, Phoenix Life enters into transactions involving various types of financial instruments including debt investments such as debt securities, equity securities, and off-balance sheet commitments, primarily, related to venture capital partnerships. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

Cash and cash equivalents

Cash and cash equivalents include cash on hand and all highly liquid investments with a maturity of 90 days or less when purchased. Certain short-term investments relating to 1999 and 2000 have been reclassified to conform with the 2001 presentation.

Deferred policy acquisition costs

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In conjunction with the 1997 acquisition of the Confederation Life business, Phoenix recognized an asset for the present value of future profits ("PVFP") representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs ("DAC").

The method used to amortize DAC and PVFP depends on how the policy was classified. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits.

The amortization process requires the use of various assumptions, estimates and judgements about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on Phoenix's past experience, industry studies, regulatory requirements and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

Internal replacements are defined as an exchange of an existing Phoenix Life insurance or annuity policy for a different Phoenix Life insurance or annuity policy. The DAC balance associated with the replaced policy is treated in the same manner as policies that are surrendered. In the case of policies that are surrendered, in which owners cancel existing life or annuity contracts, the amortization of DAC is adjusted to reflect these surrenders.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Goodwill and other intangible assets

In 1999 and 2000, goodwill is amortized on a straight-line basis over periods ranging from ten to forty years, corresponding with the benefits expected to be derived from the related business acquisitions. The weighted-average life of goodwill is approximately thirty-eight years. Other intangible assets, primarily associated with investment management contracts and employee contracts, are amortized over their estimated useful lives using a straight-line basis. The average estimated useful life of the other intangible assets ranges from five to sixteen years for investment management contracts and three to seven years for employee contracts. The weighted-average life of other intangible assets is approximately thirteen years. Goodwill and other intangible assets' carrying values are periodically evaluated in accordance with SFAS No. 121, Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of, by comparing estimates of future undiscounted cash flows to the carrying values of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix Life's business. See SFAS No. 142 under "Recent accounting pronouncements" in note 3 for change in accounting policy effective January 1, 2002.

In 2001, remaining goodwill was amortized on a straight-line basis over a ten year period.

Investments in unconsolidated affiliates

Investments in unconsolidated affiliates represents investments in operating entities in which Phoenix Life owns more than 20% but less than a majority of the outstanding common stock and those operating entities for which Phoenix Life owns less than 20% if Phoenix Life exercises significant influence over the operating and financial policies of the company. Phoenix Life uses the equity method of accounting for its investments in the common stock of these entities. Investments in unconsolidated affiliates also includes, where applicable, Phoenix Life's investments in senior securities of these entities.

Separate account assets and liabilities and investment trusts

Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix Life. The assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

Investment trusts are assets held for the benefit of institutional clients who have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans. Investment trusts, for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Phoenix Life's financial exposure is limited to its share of equity and bond investments in these vehicles and there is no financial guarantees from, or recourse to, Phoenix Life for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Policy liabilities and accruals

Future policy benefits are liabilities for life and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. The guaranteed interest rates range from 2.25% to 6.00% in 2001. Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 7.15% in 2001, less administrative and mortality charges.

Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 2.1% to 12.3%, less administrative charges.

Premium and fee revenue and related expenses

Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products, included in insurance and investment product fees, consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

Investment management fees

Investment management fees included in insurance and investment product fees in the accompanying Consolidated Statements of Income are recorded as income pro-rata during the period in which services are performed. Investment management fees are generally computed and earned based upon a percentage of assets under management. Investment management fees are paid pursuant to the terms of the respective investment management contracts, which generally require monthly or quarterly payment.

Reinsurance

Phoenix Life uses reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policyholder dividends

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix Life. The amount of policyholder dividends to be paid is determined annually by Phoenix Life's Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix Life's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix Life establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix Life also establishes a liability for termination dividends. See note 14 --"Closed Block" for information on the policyholder dividend obligation.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Income taxes

Phoenix and its eligible affiliated companies have elected to file a life/non-life consolidated federal income tax return for 2001. For 2000 and prior years, Phoenix Life was the parent company of the group of eligible affiliated companies that had elected to file life/non-life consolidated federal income tax returns. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life income tax losses that can be applied to offset life insurance company taxable income.

Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs, investment impairment reserves, reserves for post-retirement benefits and unrealized gains or losses on investments.

Employee benefit plans

Phoenix has a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. Phoenix Life incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for Phoenix Life's participation in the plans. With respect to the pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2001, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2001, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability and amounts attributable to Phoenix Life have been allocated.

Recent accounting pronouncements

Securitized Financial Instruments. Effective April 1, 2001, Phoenix Life adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine of there has been an other-than-temporary decline in value. Upon adoption of EITF 99-20, Phoenix recorded a $20.5 million charge in net income as a cumulative effect of accounting change, net of income taxes.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Derivative Financial Instruments. Effective January 1, 2001, Phoenix Life adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities ("SFAS 138"). As amended, SFAS 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings.

Phoenix Life maintains an overall interest rate risk-management strategy that incorporates the use of derivative financial instruments to manage exposure to fluctuations in interest rates. Phoenix Life's exposure to interest rate changes primarily results from its commitments to fund interest-sensitive insurance liabilities, as well as from significant holdings of fixed rate investments. Derivative instruments that are used as part of Phoenix Life's interest rate risk-management strategy include interest rate swap agreements, interest rate caps, interest rate floors, interest rate swaptions and foreign currency swap agreements. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix Life enters into derivative contracts only with a number of highly rated financial institutions.

Phoenix Life enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix Life does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix Life exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

Phoenix Life enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix Life does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix Life the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix Life would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix Life pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

Phoenix Life enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix Life agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements are recognized in net investment income. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix Life only enters into derivative contracts with highly rated financial institutions.

On January 1, 2001, in accordance with the transition provisions of SFAS 133, Phoenix Life recorded a net-of-tax cumulative effect adjustment of $1.3 million
(gain) in earnings to recognize at fair value all derivatives that are designated as fair-value hedging instruments. Phoenix Life also recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. Phoenix Life also recorded a net-of-tax cumulative effect adjustment of $1.1 million in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments.

For derivative instruments that were not designated as hedges, upon implementation of SFAS 133, Phoenix Life recorded a net-of-tax cumulative effect adjustment of $3.9 million in earnings to recognize these instruments at fair value. Gains and losses on derivatives that were previously deferred as adjustments to the

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

carrying amount of hedged items were not included in the cumulative effect adjustment. There were no gains or losses on derivative instruments that were reported independently as deferred assets or liabilities that required de-recognition from the balance sheet.

Phoenix Life recognized an after-tax gain of $0.9 million for the year ended December 31, 2001 (reported as other comprehensive income in the Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income), which represented the change in fair value of interest rate swaps which have been designated as cash flow hedges, using the shortcut method, assuming no ineffectiveness. These interest rate swaps hedge floating-rate exposure on asset cash flows that back insurance liabilities by swapping floating rate bonds to fixed. For changes in the fair value of derivatives that are designated, qualify, and are highly effective as cash flow hedges, and for which the critical terms of the hedging instrument and the assets match, Phoenix Life recognizes the change in fair value of the derivative in other comprehensive income. Phoenix Life expects that there will be no ineffectiveness to recognize in earnings during the term of the hedges, and Phoenix Life does not expect to reclassify into earnings amounts reported in accumulated other comprehensive income over the next twelve months.

Phoenix Life also recognized an after-tax gain of $3.0 million for the year ended December 31, 2001 (reported as other comprehensive income in the Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, Phoenix Life recognizes the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified as earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. As of December 31, 2001, $0.3 million of the deferred net after-tax gains on these derivative instruments is expected to be reclassified into earnings over the next twelve months. For the year ended December 31, 2001, Phoenix Life also recognized an after-tax gain of $0.3 million (reported as net realized investment gains in the Consolidated Statements of Income), which resulted from the termination of interest rate swap contracts designated as hedges of a forecasted transaction. The interest rate swap contracts were determined to no longer be effective hedges.

Phoenix Life also recognized an after-tax loss of $0.4 million for the year ended December 31, 2001 (reported as net investment income in the Consolidated Statements of Income), which represented the change in fair value of derivative instruments which were not designated as hedges upon implementation of SFAS 133. These instruments primarily include: interest rate floors which hedge spread deficiency risk between assets and deferred annuity product liabilities; interest rate caps which hedge disintermediation risk associated with universal life insurance liabilities; and interest rate swaps which were hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities for which offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased. For changes in fair value of derivatives that are not designated and did not qualify as highly effective hedges upon implementation of SFAS 133, Phoenix Life recognizes the entire change in fair value of the derivatives in current-period earnings. For the year ended December 31, 2001, Phoenix Life also recognized an after-tax gain of $0.9 million (reported as net realized investment gains in the Consolidated Statements of Income), which resulted from the termination prior to maturity of interest rate swaps which were not designated as hedges upon implementation of SFAS 133.

Phoenix Life also holds foreign currency swaps as hedges against available-for-sale securities that back U.S. dollar denominated liabilities. For changes in the fair value of derivatives that are designated, qualify, and are highly effective as fair value hedges, Phoenix Life recognizes the change in fair value of the derivative, along with the change in value of the hedged asset or liability attributable to the hedged risk, in current-period earnings. Phoenix Life recognized an after-tax gain of $0.8 million for the year ended December 31, 2001.

In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

Accounting for Demutualizations. Effective June 30, 2001, Phoenix Life adopted Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and For Certain Long-Duration Participating Contracts ("SOP 00-3"). The provisions of SOP 00-3 provide guidance on accounting by insurance enterprises for demutualizations and the formation of mutual holding companies, including the emergence of earnings from and the financial statement presentation of the closed block established in connection with the demutualization. SOP 00-3 specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block.

Pursuant to the adoption of SOP 00-3, Phoenix Life recorded a charge of $30.3 million to equity in the second quarter of 2001 representing the establishment of the policyholder dividend obligation along with the corresponding impact on deferred policy acquisition costs and deferred income taxes. See note 14 --"Closed Block" for additional information.

Business Combinations/Goodwill and Other Intangible Assets. In June 2001, SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"), were issued. SFAS 141 and SFAS 142 are effective July 1, 2001 and January 1, 2002, respectively. SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 141 also requires that upon adoption of SFAS 142 a company reclassify the carrying amounts of certain intangible assets into or out of goodwill, based on certain criteria. SFAS 142 primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under SFAS 142, amortization of goodwill, including goodwill and other intangible assets with indefinite lives recorded in past business combinations, will discontinue upon adoption of this standard, and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. Phoenix Life recognized $7.1 million in goodwill amortization during 2001. As of June 26, 2001, PXP's net goodwill and intangible assets are no longer consolidated due to the sale of PXP to Phoenix. See note 9--"Related Party Transactions". Goodwill amortization will not be recognized after 2001 in accordance with SFAS 142. In addition, goodwill recorded as a result of business combinations completed during the six-month period ended December 31, 2001 will not be amortized.

The provisions of SFAS 141 and SFAS 142 also apply to equity-method investments made both before and after June 30, 2001. SFAS 142 prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

SFAS 142 requires that goodwill be tested at least annually for impairment using a two-step process. The first step is to identify a potential impairment and, in transition, this step must be measured as of the beginning of the fiscal year. However, a company has six months from the date of adoption to complete the first step. The second step of the goodwill impairment test measures the amount of the impairment loss (measured as of the beginning of the year of adoption), if any, and must be completed by the end of a company's fiscal year. Intangible assets deemed to have an indefinite life would be tested for impairment using a one-step process, which compares the fair value to the carrying amount of the asset as of the beginning of the fiscal year in the year of adoption. Phoenix Life has prepared a preliminary analysis of the adoption of SFAS 142, and does not expect to have a material impairment charge in 2002.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Impairment of Long-Lived Assets. In August 2001, the Financial Accounting Standards Board issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"), effective January 1, 2002. Under SFAS 144, long-lived assets to be sold within one year must be separately identified and carried at the lower of carrying value or fair value less costs to sell.

Long-lived assets expected to be held longer than one year are subject to depreciation and must be written down to fair value upon impairment. Long-lived assets no longer expected to be sold within one year, such as some foreclosed real estate, must be written down to the lower of current fair value or fair value at the date of foreclosure adjusted to reflect depreciation since acquisition. Phoenix Life is currently reviewing the provisions of SFAS 144 and assessing the impact of adoption.

4.       SIGNIFICANT TRANSACTIONS

Purchase of Phoenix Investment Partners, Ltd. minority interest

On September 10, 2000, Phoenix Life, one of its subsidiaries and PXP entered into an agreement and plan of merger pursuant to which such subsidiary agreed to purchase the outstanding common stock shares of PXP owned by third parties for a price of $15.75 per share. In connection with this merger, Phoenix Life's subsidiary paid, from available cash and short-term investments, $339.3 million to those third parties on January 11, 2001. As a result, PXP became an indirect wholly-owned subsidiary of Phoenix Life and PXP's shares of common stock were de-listed from the New York Stock Exchange. In addition, PXP accrued compensation expenses of $57.0 million to cash out stock options, $5.5 million of related compensation costs, $5.2 million in retention costs and $3.9 million in transaction costs at March 31, 2001.

After the merger, some third party holders of PXP's convertible subordinated debentures converted their debentures and PXP redeemed all remaining outstanding debentures held by third parties by the end of March 2001. PXP made cash payments totaling $38.2 million in connection with these conversions and redemptions from funds borrowed from its then existing credit facility.

The excess of purchase price over the minority interest in the net assets of PXP totaled $224.1 million. Of this excess purchase price, $179.1 million has been allocated to investment management contracts, which are being amortized over their estimated useful lives using the straight-line method. The weighted-average useful life of the investment management contracts is 13.4 years. The remaining excess purchase price, net of deferred taxes, of $118.4 million has been classified as goodwill and is being amortized over 40 years using the straight-line method. Related amortization of goodwill and investment management contracts of $2.9 million and $13.9 million, respectively, has been expensed for the year ended December 31, 2001.

The following table summarizes the calculation and allocation of the purchase price (in millions).

                    Purchase price:
                    --------------
                    Purchase price for 21.5 million outstanding shares at $15.75/share............     $  339.3
                    Premium paid related to third party convertible debt redemption/conversion....         18.8
                    Transaction related costs.....................................................          3.2
                                                                                                       --------
                         Total purchase price.....................................................     $  361.3
                                                                                                       ========
                    Purchase price allocation:
                    -------------------------
                    Fair value of acquired net assets.............................................     $  137.2
                    Investment management contracts...............................................        179.1
                    Deferred taxes................................................................        (73.4)
                    Goodwill......................................................................        118.4
                                                                                                       --------
                         Total purchase price allocation..........................................     $  361.3
                                                                                                       ========

Prior to this transaction, PXP had a $1.2 million liability related to options held by certain employees. As a result of this transaction, all outstanding options were settled and, consistent with previous accounting treatment, the remaining liability was reversed and recorded as an adjustment to equity.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Additionally, prior to the transaction, PXP had outstanding restricted stock which had been issued to certain employees pursuant to PXP's Restricted Stock Plan. For book purposes, the fair market value of the restricted stock at the date of the grant was recorded as unearned compensation, a separate component of stockholders' equity, and amortized over the restriction period. For tax purposes, PXP could deduct compensation expense equal to the fair market value of the stock on the date the restrictions lapse. The tax benefit of the deduction in excess of the compensation expense was recorded as an adjustment to additional paid-in capital. At the time of this transaction, all restrictions lapsed and PXP recorded a $2.0 million tax receivable for the deduction and a corresponding adjustment to equity.

Master credit facility

In June 2001, Phoenix, Phoenix Life, and PXP entered into a $375 million unsecured revolving credit facility that matures on June 10, 2005. Phoenix Life's and PXP's existing credit agreements were terminated at that time. Phoenix unconditionally guarantees loans to Phoenix Life and PXP. Base rate loans bear interest at the greater of the Bank of Montreal's prime commercial rate or the effective federal funds rate plus 0.5%. Eurodollar rate loans bear interest at LIBOR plus an applicable margin. The credit agreement includes customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum stockholders' equity and a maximum debt to capitalization ratio; that Phoenix Life maintain a minimum risk based capital ratio, and that PXP maintain a maximum debt to capitalization ratio and a minimum stockholders' equity. See note 10 - "Long-Term Debt" for additional information on credit facilities.

Early retirement program

On January 29, 2001, Phoenix offered a special retirement program under which qualified participants will receive enhanced retirement benefits by the addition of five years to age and pension plan service under the Employee Pension Plan. Employees of Phoenix Life and PXP who decided to participate will retire by May 31, 2002. Of the 318 participants eligible, 182 accepted the special retirement incentive program. As a result of this program, Phoenix Life was allocated an additional pension expense for the year ended December 31, 2001.

Aberdeen Asset Management PLC

On February 18, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix Life, purchased 15,050,000 shares of the common stock of Aberdeen Asset Management PLC ("Aberdeen"), a Scottish asset management firm, for $29.4 million. PM Holdings owned 31,600,000 shares and 38,100,000 share as of December 31, 2000 and 2001, respectively.

On April 15, 1996, Phoenix Life purchased 7% convertible subordinated notes issued by Aberdeen for $37.5 million. The notes, which mature on March 29, 2003, are convertible into 17,441,860 shares of Aberdeen common stock.

In May 2001, Phoenix Life purchased additional shares of common stock of Aberdeen for a cash purchase price of $46.8 million, bringing its ownership to approximately 22.0% (26.95% when the convertible subordinated note is included) of the common stock of Aberdeen at December 31, 2001. The investment in Aberdeen common stock is reported on the equity method. The notes and common stock are classified as investments in unconsolidated affiliates in the Consolidated Balance Sheets.

The investment in Aberdeen's convertible note at December 31, 2001 is reported at fair value with unrealized gains or losses included in equity. For the years ended prior to 2001, the investment in the note was reported at amortized cost. Aberdeen's convertible note was included in the transfer of securities from held-to-maturity to available-for-sale in 2001 and resulted in a pre-tax unrealized gain of $63.7 million. See note 5-- "Investments."

The fair value of Phoenix Life's investments in Aberdeen, based on the closing market price, was $455.8 million and $322.3 million as of December 31, 2000 and 2001, respectively.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Dividend scale

In November 2000, Phoenix Mutual's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2001. In October 1999, Phoenix Mutual's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000.

Emprendimiento Compartido, S.A. ("EMCO")

At January 1, 1999, PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest in this Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased 13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five-year covenant not-to-compete.

In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings' ownership interest from 35% to 100% of the then outstanding stock.

On November 12, 1999, PM Holdings sold 11.5 million shares (a 50% interest) of EMCO common stock for $40.0 million, generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest-bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million, which is being amortized over five years, and goodwill of $12.0 million, which is being amortized over ten years.

PFG Holdings, Inc.

On October 29, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix Life, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock, which is convertible into a 67% interest in common stock for $5 million in cash. In addition, Phoenix Life has an option to purchase all the outstanding common stock during the sixth year subsequent to the acquisition at a value equal to 80% of the appraised value of the common stock at that time. As of December 31, 2001, this option had not been executed. Since Phoenix Life holds voting control, the entity has been consolidated and a minority interest has been established for outside stockholders' interests. The transaction resulted in goodwill of $3.8 million, which is being amortized on a straight-line basis over forty years.

AGL Life Assurance Company, an operating subsidiary of PFG Holdings, must maintain at least $10.0 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing of $11.0 million at the purchase date to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

PM Holdings provided additional financing to PFG Holdings in 2001 in the form of a convertible subordinated note. The interest rate on the note is 8%, and the note will mature on November 1, 2006. The note allows for up to $8 million in financing and is convertible into common stock at any time at a variable conversion price.

Property and casualty distribution operations

On May 3, 1999, PM Holdings sold its property and casualty distribution business to Hilb, Rogal and Hamilton Company ("HRH") for $48.1 million including $10.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in 5.25% convertible subordinated debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. Phoenix also has contractual rights to designate two nominees for election to HRH's Board of Directors. As of December 31, 2001, two Phoenix designees were serving as HRH directors. The pre-tax gain realized on the sale was $40.1 million.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The convertible debentures mature on May 3, 2014 and are callable by HRH on or after May 3, 2009. The debentures are convertible into 1,406,593 shares of HRH common stock.

The investment in HRH debentures at December 31, 2001 is reported at fair value with unrealized gains or losses included in equity. For the years ended prior to 2001, the investment in HRH was reported at amortized cost. HRH debentures were included in the transfer of securities from held-to-maturity to available-for-sale in 2001 and resulted in a pre-tax unrealized gain of $46.8 million. See note 5 - "Investments."

The investment in HRH common stock is reported on the equity method. The debentures and common stock are classified as investments in unconsolidated affiliates in the Consolidated Balance Sheets. As of December 31, 2001, Phoenix Life owns 6.4% of the outstanding HRH common stock, 14.8% on a diluted basis.

The fair value of Phoenix Life's investments in HRH, based on the closing market price, was $90.6 million and $78.8 million as of December 31, 2000 and 2001, respectively.

Discontinued operations

During 1999, Phoenix Life discontinued its reinsurance operations, real estate management operations and group life & health operations. Disclosures concerning the financial effect of these transactions are contained in note 13-- "Discontinued Operations."

5.       INVESTMENTS

Information pertaining to Phoenix Life's investments, net investment income and realized and unrealized investment gains and losses follows:

Debt and equity securities

The amortized cost and fair value of investments in debt and equity securities as of December 31, 2001 were as follows:

                                                                           GROSS             GROSS
                                                        AMORTIZED       UNREALIZED        UNREALIZED          FAIR
                                                          COST             GAINS            LOSSES           VALUE
                                                       ------------     ------------      ------------     -----------
Debt securities                                                                (IN MILLIONS)
---------------
AVAILABLE-FOR-SALE:
    U.S. government and agency bonds..............         $ 256.0          $  13.3           $ (0.1)         $ 269.2
    State and political subdivision bonds.........           508.6             24.7             (1.7)           531.6
    Foreign government bonds......................           293.7             34.1             (1.1)           326.7
    Corporate securities..........................         4,316.6            145.5           (103.7)         4,358.4
    Mortgage-backed and asset-backed
    securities....................................         4,125.0            107.4            (84.3)         4,148.1
                                                       ------------     ------------      ------------     -----------
        Total available-for-sale securities.......         9,499.9            325.0           (190.9)         9,634.0
     Less: available-for-sale securities of
               discontinued operations............            34.8               --                --            34.8
                                                       ------------     ------------      ------------     -----------
     Total available-for-sale debt securities of
      continuing operations.......................       $ 9,465.1          $ 325.0         $ (190.9)       $ 9,599.2
                                                       ============     ============      ============     ===========

Equity securities.................................         $ 275.7          $  52.4          $ (40.6)         $ 287.5
-----------------
      Less: equity securities of discontinued
                operations........................             1.5               --                --             1.5
                                                       ------------     ------------      ------------    ------------
         Total equity securities of continuing
          operations..............................         $ 274.2          $  52.4          $ (40.6)         $ 286.0
                                                       ============     ============      ============     ===========

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in debt and equity securities as of December 31, 2000 were as follows:


                                                                          GROSS            GROSS
                                                         AMORTIZED      UNREALIZED        UNREALIZED
                                                            COST          GAINS            LOSSES       FAIR VALUE
                                                         -----------    -----------      -----------    -----------
Debt securities                                                                (IN MILLIONS)
---------------
HELD-TO-MATURITY:
    State and political subdivision bonds............      $    30.6      $      .3         $   (.9)     $     30.0
    Foreign government bonds.........................            2.4             --             (.7)            1.7
    Corporate securities.............................        1,781.2           48.0           (39.0)        1,790.2
    Mortgage-backed and asset-backed securities......          295.4           15.4            (3.8)          307.0
                                                         -----------    -----------      -----------    -----------
         Total held-to-maturity securities...........        2,109.6           63.7           (44.4)        2,128.9
                                                         -----------    -----------      -----------    -----------
AVAILABLE-FOR-SALE:
    U.S. government and agency bonds.................          262.5           13.8             (.3)          276.0
    State and political subdivision bonds............          459.9           16.9            (1.9)          474.9
    Foreign government bonds.........................          246.0           26.7            (5.8)          266.9
    Corporate securities.............................        2,222.1           37.7           (83.1)        2,176.7
    Mortgage-backed and asset-backed securities......        2,830.5           63.5           (25.2)        2,868.8
                                                         -----------    -----------      -----------    -----------
         Total available-for-sale securities.........        6,021.0          158.6          (116.3)        6,063.3
  Less: available-for-sale securities of
     discontinued operations.........................          114.3             --               --          114.3
                                                         -----------    -----------      -----------    -----------
     Total available-for-sale securities of
       continuing operations.........................        5,906.7          158.6          (116.3)        5,949.0
                                                         -----------    -----------      -----------    -----------
     Total debt securities of continuing operations..      $ 8,016.3      $   222.3         $(160.7)     $  8,077.9
                                                         ===========    ===========      ===========    ===========
                                                         ===========    ===========      ===========    ===========
Equity securities....................................      $   297.3      $    77.9         $ (39.7)     $    335.5
-----------------                                        ===========    ===========      ===========    ===========

The sale of debt securities held-to-maturity relate to certain securities, with amortized cost of $3.9 million, $3.9 million and $9.1 million, for the years ended December 31, 1999, 2000 and 2001, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. Net realized (losses) gains were $(0.2) million, $(3.9) million and $1.5 million in 1999, 2000 and 2001, respectively.

The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2001 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life may have the right to put or sell the obligations back to the issuers.

                                                                                   AVAILABLE-FOR-SALE
                                                                              ------------------------------
                                                                                AMORTIZED           FAIR
                                                                                  COST             VALUE
                                                                              -------------     ------------
                                                                                      (IN MILLIONS)
         Due in one year or less........................................         $   121.2        $   121.9
         Due after one year through five years..........................           1,276.7          1,260.0
         Due after five years through ten years.........................           1,772.9          1,820.3
         Due after ten years............................................           2,204.1          2,283.7
         Mortgage-backed and asset-backed securities....................           4,125.0          4,148.1
                                                                              -------------     ------------
              Total.....................................................           9,499.9          9,634.0
         Less: securities of discontinued operations....................              34.8             34.8
                                                                              -------------     ------------
              Total securities of continuing operations.................         $ 9,465.1        $ 9,599.2
                                                                              =============     ============

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                      DECEMBER 31,

                                                                              ------------------------------
                                                                                  2000             2001
                                                                              -------------     ------------
                                                                                      (IN MILLIONS)
         Planned amortization class.........................................     $   117.4        $   133.9
         Asset-backed.......................................................       1,082.3          1,607.9
         Mezzanine..........................................................         166.5            359.1
         Commercial.........................................................         796.5            633.6
         Sequential pay.....................................................         937.7          1,268.7
         Pass through.......................................................          59.3             75.5
         Other..............................................................           4.5             69.4
                                                                              -------------     ------------
         Total mortgage-backed and asset-backed securities                       $ 3,164.2        $ 4,148.1
                                                                              =============     ============

Mortgage loans and real estate

Phoenix Life's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                                 MORTGAGE LOANS               REAL ESTATE
                                                                  DECEMBER 31,                DECEMBER 31,
                                                            -------------------------    -----------------------
                                                               2000          2001           2000          2001
                                                            -----------    ----------    ----------   ----------
                    Property type:                                             (IN MILLIONS)
                    Office buildings..................         $ 171.3       $ 155.4        $ 34.4       $ 25.2
                    Retail............................           183.5         170.4           6.9          7.5
                    Apartment buildings...............           180.7         171.0          45.9         50.4
                    Industrial buildings..............            64.8          52.0            --           --
                    Other.............................             2.2           2.0            --           --
                    Valuation allowances..............            (9.1)        (15.0)         (9.3)          --
                                                            -----------    ----------    ----------   ----------
                         Total........................         $ 593.4       $ 535.8        $ 77.9       $ 83.1
                                                            ===========    ==========    ==========   ==========
                    Geographic region:                                         (IN MILLIONS)
                    Northeast.........................         $ 124.5       $ 116.5        $ 49.8       $ 54.4
                    Southeast.........................           147.6         130.5            --           --
                    North central.....................           147.4         134.8            .5           .4
                    South central.....................           103.7         101.7          22.3         13.0
                    West..............................            79.3          67.3          14.6         15.3
                    Valuation allowances..............            (9.1)        (15.0)         (9.3)          --
                                                            -----------    ----------    ----------   ----------
                         Total........................         $ 593.4       $ 535.8        $ 77.9       $ 83.1
                                                            ===========    ==========    ==========   ==========

At December 31, 2001, scheduled mortgage loan maturities were as follows: 2002 -- $51.4 million; 2003 -- $82.0 million; 2004 -- $34.7 million; 2005 -- $32.3 million; 2006 -- $94.7 million, and $240.7 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix Life did not refinance any of its mortgage loans during 2000 and 2001.

The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 2000 and 2001 is $11.4 million and $5.6 million, respectively. There are valuation allowances of $9.1 million and $15.0 million, respectively, on these mortgages.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Investment valuation allowances

Investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto, were as follows:

                                             BALANCE AT                                              BALANCE AT
                                             JANUARY 1,         ADDITIONS        DEDUCTIONS         DECEMBER 31,
                                          ----------------     ------------    --------------     -----------------
               2001:                                                   (IN MILLIONS)
               Mortgage loans.............          $ 9.1            $ 6.1            $  (.2)              $ 15.0
               Real estate................            9.3               --              (9.3)                  --
                                               -----------         --------        ----------            ---------
                    Total.................          $18.4            $ 6.1            $ (9.5)              $ 15.0
                                               ===========         ========        ==========            =========
               2000:
               Mortgage loans.............          $14.3            $ 1.8            $ (7.0)              $  9.1
               Real estate................            3.2              6.1                --                  9.3
                                               -----------         --------        ----------            ---------
                    Total.................          $17.5            $ 7.9            $ (7.0)              $ 18.4
                                               ===========         ========        ==========            =========
               1999:
               Mortgage loans.............          $30.6            $ 9.7            $(26.0)              $ 14.3
               Real estate................            6.4               .2              (3.4)                 3.2
                                               -----------         --------        ----------            ---------
                    Total.................          $37.0            $ 9.9            $(29.4)              $ 17.5
                                               ===========         ========        ==========            =========

Non-income producing mortgage loans and debt securities

The net carrying value of non-income producing mortgage loans was $6.0 million at December 31, 2000; there were no non-income producing mortgage loans during 2001. The amount of interest foregone by non-income producing mortgage loans was $0.5 million for the year ended December 31, 2000. There were no non-income producing debt securities at December 31, 2000 and 2001.

Venture capital partnerships

Phoenix Life invests as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds, as well as direct equity investments in leveraged buyouts and corporate acquisitions. As of December 31, 2001, total unfunded capital commitments were $166.8 million.

Phoenix Life records its equity in the earnings of these partnerships in net investment income.

In the first quarter of 2001, Phoenix Life recorded a charge of $48.8 million (net of income taxes of $26.3 million) representing the cumulative effect of this accounting change on the fourth quarter of 2000. The cumulative effect was based on the actual fourth quarter 2000 financial results as reported by the partnerships.

In the first quarter of 2001, Phoenix Life removed the lag in reporting by estimating the change in Phoenix Life's share of the net equity in earnings of the venture capital partnerships for the period from December 31, 2000, the date of the most recent financial information provided by the partnerships, to Phoenix Life's then current reporting date of March 31, 2001. To estimate the net equity in earnings of the venture capital partnerships for each quarter, Phoenix Life developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, Phoenix Life used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, Phoenix Life applied a public industry sector index to roll the value forward each quarter. Phoenix Life applies this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). In addition, Phoenix Life will annually revise the valuations it has assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships. Phoenix Life's venture capital earnings remain subject to variability.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The components of net investment income related to venture capital partnerships for the year ended December 31, were as follows:

                                                                              1999          2000            2001
                                                                           ----------    -----------    ------------
                                                                                        (IN MILLIONS)
    Operating losses..................................................        $ (8.9)        $ (7.7)         $ (6.4)
    Realized gains on cash and stock distributions....................          84.7          223.3            17.8
    Net unrealized gains (losses) on investments held in the                    64.1           61.7           (95.9)
       partnerships...................................................     ----------      ---------       ---------
    Total venture capital partnership net investment income (loss)....        $139.9         $277.3          $(84.5)
                                                                           ==========      =========       =========

Other invested assets

Other invested assets were as follows:

                                                                              DECEMBER 31,
                                                                        -------------------------
                                                                           2000          2001
                                                                        -----------    ----------
                                                                             (IN MILLIONS)
            Transportation and equipment leases......................       $ 83.2        $ 85.0
            Affordable housing partnerships..........................         29.1          28.2
            Investment in other affiliates...........................          7.5           9.6
            Seed money in separate accounts..........................         41.2          54.6
            Mezzanine partnerships...................................         30.4          37.1
            Derivatives..............................................           --          10.9
            Other partnership interests..............................         44.3          55.8
                                                                        -----------    ----------
              Total other invested assets............................       $235.7        $281.2
                                                                        ===========    ==========

Separate account assets and investment trusts

Separate account assets and investment trusts assets as of December 31, were as follows:

                                                                       2000                2001
                                                                  ---------------     ---------------
                                                                            (IN MILLIONS)
          Separate accounts .....................................      $ 5,376.6           $ 5,025.2
                                                                  ---------------     ---------------
          Investment trusts:
              Phoenix CDO I .....................................             --               160.1
              Phoenix CDO II ....................................             --               384.7
                                                                  ---------------     ---------------
                   Total investment trusts ......................             --               544.8
                                                                  ---------------     ---------------
          Total separate account assets and investment trusts....      $ 5,376.6           $ 5,570.0
                                                                  ===============     ===============


In 2001, Phoenix Life determined that the investment trusts did not have a substantive amount of outside equity and, as a result, concluded consolidation was required.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Net investment income

The components of net investment income (loss) for the year ended December 31, were as follows:

                                                                             1999           2000           2001
                                                                           ----------    -----------    -----------
                                                                                        (IN MILLIONS)
         Debt securities.............................................      $   637.4       $  622.2        $ 680.4
         Equity securities...........................................            7.9           13.3            4.4
         Mortgage loans..............................................           66.3           54.6           45.0
         Policy loans................................................          149.0          157.4          168.6
         Real estate.................................................            9.7            9.2           16.1
         Venture capital partnerships................................          139.9          277.3          (84.5)
         Other invested assets.......................................             .7            3.4            7.1
         Cash, cash equivalents and short-term investments...........           22.6           27.5           13.7
                                                                           ----------    -----------    -----------
              Sub-total..............................................        1,033.5        1,164.9          850.8
         Less: investment expenses...................................           13.0           14.3           14.1
                                                                           ----------    -----------    -----------
         Net investment income.......................................        1,020.5        1,150.6          836.7
         Less: net investment income of discontinued operations                 67.4           21.0            6.5
                                                                           ----------    -----------    -----------
              Total net investment income of continuing operations         $   953.1       $1,129.6        $ 830.2
                                                                           ==========    ===========    ===========


Investment income of $4.0 million was not accrued on certain delinquent mortgage loans and defaulted debt securities at December 31, 2001. Phoenix Life does not accrue interest income on impaired mortgage loans and impaired debt securities when the likelihood of collection is doubtful. See note 3--"Summary of Significant Accounting Policies--Valuation of investments" for further information on mortgage loan and debt security impairment.

The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $34.9 million and $31.1 million at December 31, 2000 and 2001, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4.1 million, $3.9 million and $3.6 million in 1999, 2000 and 2001, respectively. Actual interest income on these loans included in net investment income was $3.5 million, $3.1 million and $2.4 million in 1999, 2000 and 2001, respectively.

Investment gains and losses

Net unrealized investment (losses) gains on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                1999          2000          2001
                                                             -----------   -----------   -----------
                                                                          (IN MILLIONS)
         Debt securities................................       $ (428.5)     $  213.8        $ 91.3
         Equity securities..............................           63.2        (105.7)        (26.4)
         DAC............................................          260.3        (117.2)        (62.2)
         Deferred income tax (benefits) expense.........          (36.7)         (3.2)           .9
                                                             -----------   -----------   -----------
         Net unrealized investment (losses) gain on
              securities available-for-sale.............       $  (68.3)     $   (5.9)       $  1.8
                                                             ===========   ===========   ===========

The amortized cost of debt securities transferred from held-to-maturity to available-for-sale in 2001 was $2,333.8 million, which resulted in an unrealized gain of $83.9 million, after-tax.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Net realized investment (losses) gains for the year ended December 31, were as follows:

                                                                                      1999          2000          2001
                                                                                   ----------    -----------   -----------
                                                                                               (IN MILLIONS)
         Debt securities......................................................       $(20.4)       $(54.2)         $(50.9)
         Equity securities....................................................         16.6         146.8            (8.8)
         Mortgage loans.......................................................         18.5           3.0             1.0
         Real estate..........................................................          2.9          (4.3)           (2.5)
         Sale of subsidiary (Note 9)..........................................         40.1           (.8)          222.6
         Other invested assets................................................         18.5          (1.1)          (11.3)
                                                                                   ----------    -----------   -----------
         Net realized investment gains........................................         76.2          89.4           150.1
         Less: net realized investment gains from discontinued operations.....           .4            .2              --
                                                                                   ----------    -----------   -----------
         Net realized investment gains from continuing operations.............       $ 75.8        $ 89.2          $150.1
                                                                                   ==========    ===========   ===========

The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:


                                                                1999          2000          2001
                                                             -----------   -----------   ------------
                                                                          (IN MILLIONS)
         Proceeds from disposals.......................       $ 1,106.9        $898.5      $1,289.8
         Gross realized gains on sales.................       $    21.8        $  8.7      $   38.1
         Gross realized losses on sales................       $    39.1        $ 53.2      $   27.6

6.       GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill and other intangible assets were as follows:


                                                                        DECEMBER 31,
                                                                 --------------------------
                                                                     2000          2001
                                                                 -------------   ----------
                                                                        (IN MILLIONS)
         PXP gross amounts:
           Goodwill.........................................         $  425.7          --
           Investment management contracts..................            244.0          --
           Non-compete covenant.............................              5.0          --
           Other............................................              4.5          --
                                                                 -------------   ----------
         Totals ............................................            679.2          --
                                                                 -------------   ----------
         Other gross amounts:
           Goodwill.........................................             11.9      $  4.8
           Intangible asset related to pension plan benefits              8.3        18.8
           Other............................................              1.0         1.0
                                                                 -------------   ----------
         Totals ............................................             21.2        24.6
                                                                 -------------   ----------
         Total gross goodwill and other intangible assets               700.4        24.6
                                                                 -------------   ----------
         Accumulated amortization -PXP......................           (112.4)
         Accumulated amortization -other....................             (5.4)       (2.0)
                                                                 -------------   ----------
             Total goodwill and other intangible assets, net          $ 582.6      $ 22.6
                                                                 =============   ==========


As of June 26, 2001, PXP's net goodwill and intangible assets are no longer consolidated due to the sale of PXP to Phoenix. See note 9--"Related Party Transactions." In 2000, $1.9 million of goodwill associated with the acquisition of PractiCare, Inc. in 1997 was written off.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.       INVESTMENTS IN UNCONSOLIDATED AFFILIATES

Investments in unconsolidated affiliates were as follows:


                                                                            DECEMBER 31,
                                                                    ---------------------------
                                                                        2000           2001
                                                                    -----------    ------------
                                                                            (IN MILLIONS)
         EMCO investment.......................................        $  28.1         $  28.0
         Aberdeen common stock.................................           58.7           103.9
         Aberdeen 7% convertible subordinated notes............           37.5           101.2
         HRH common stock......................................           16.9            18.7
         HRH 5.25% convertible subordinated notes..............           32.0            78.8
                                                                    -----------    ------------
              Total investments in unconsolidated affiliates...        $ 173.2         $ 330.6
                                                                    ===========    ============

The reclassification of Aberdeen and HRH convertible subordinated notes from held-to-maturity to available-for-sale in 2001 resulted in an unrealized gain of $71.9 million, after-tax.

The components of equity in earnings of and interest earned from investments in unconsolidated affiliates for the year ended December 31, were as follows:


                                                                           1999        2000        2001
                                                                         ---------    --------    --------
                                                                                  (IN MILLIONS)
         EMCO investment.........................................           $ 1.1      $ (0.8)      $(0.1)
         Aberdeen common stock...................................             2.9         7.0         5.8
         Aberdeen 7% convertible subordinated notes..............             2.6         2.6         2.6
         HRH common stock........................................              .7         1.2         2.5
         HRH 5.25% convertible subordinated notes................             1.1         1.7         1.7
                                                                         ---------    --------    --------
           Total equity in earnings of and interest earned from
            investments in unconsolidated affiliates before
            income taxes.........................................             8.4        11.7        12.5
         Income tax expense......................................             2.9         4.1         4.4
                                                                         ---------    --------    --------
           Total equity in earnings of and interest earned from
            investments in unconsolidated affiliates.............           $ 5.5      $  7.6       $ 8.1
                                                                         =========    ========    ========

8.       DERIVATIVE INSTRUMENTS

Derivative instruments as of December 31, are summarized below:


                                                          2000                    2001
                                                  ---------------------   ---------------------
                                                             (DOLLARS IN MILLIONS)

         ASSET HEDGES
         ------------
         Foreign currency swaps:
           Notional amount..................            $  24.3                  $  16.4
           Weighted average received rate                 12.11%                   11.91%
           Weighted average paid rate.......              10.61%                   10.68%
           Fair value.......................            $   2.0                  $   2.9

         Interest rate swaps:
           Notional amount..................            $  43.0                  $  80.0
           Weighted average received rate                  7.51%                    6.22%
           Weighted average paid rate.......               6.78%                    2.08%
           Fair value.......................            $   1.9                  $   2.6

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         LIABILITY HEDGES
         ----------------

         Interest rate floors:
           Notional amount..................           $ 110.0                  $ 110.0
           Weighted average strike rate                  4.79%                    4.79%
           Index rate(1)....................            2-5 Yr.                 2-5 Yr.
                                                       CMT/CMS                  CMT/CMS
           Fair value.......................           $  (.1)                   $   .4

         Interest rate swaps:
           Notional amount..................           $ 410.0                  $ 360.0
           Weighted average received rate                6.66%                    4.84%
           Weighted average paid rate.......             6.50%                    4.59%
           Fair value.......................           $   6.1                  $   4.6

         Interest rate caps:
           Notional amount..................           $  50.0                  $  50.0
           Weighted average strike rate                  7.95%                    7.95%
           Index rate(1)....................        10 Yr. CMT               10 Yr. CMT
           Fair value.......................           $    --                  $    .4

----------

(1) Constant maturity treasury yields (CMT) and constant maturity swap yields
(CMS).

The increase in net investment income related to contractual cash flows on interest rate swap contracts was $1.0 million, $1.4 million and $2.0 million for the years ended December 31, 1999, 2000 and 2001, respectively. The decrease in net investment income related to contractual cash flows on interest rate floor, interest rate cap and swaption contracts was $2.3 million, $2.3 million and $0.1 million for the years ended December 31, 1999, 2000 and 2001, respectively. The estimated fair value of these instruments represent what Phoenix Life would have to pay or receive if the contracts were terminated.

Phoenix Life is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of Phoenix Life does not expect counterparties will fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date. Management of Phoenix Life considers the likelihood of any material loss on these instruments to be remote.

9.       RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001. Amounts payable to the affiliated investment advisors were $546 thousand, as of December 31, 2001. Variable product separate account fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. For the year ended December 31, 2001, the average blended interest rate was approximately 5%. The loan agreement requires no principal repayment prior to maturity.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to Phoenix. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001. Amounts payable to PEPCO were $4.7 million, as of December 31, 2001.

Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

10.      LONG-TERM DEBT


                                                                                       DECEMBER 31,

                                                                                   ---------------------
                                                                                    2000         2001

                                                                                   --------    ---------
                                                                                      (IN MILLIONS)
         Bank borrowings, blended rate 6.9% due in varying amounts to 2004           $230.0     $    --
         Subordinated debentures, 6.0% due 2015..................................      20.1          --
         Surplus notes, 6.95%, due 2006 .........................................     175.0       175.0
                                                                                   --------    ---------
              Total long-term debt...............................................    $425.1     $ 175.0
                                                                                   ========    =========

As of June 26, 2001, PXP's long term debt is no longer consolidated due to the sale of PXP to Phoenix. See note 9 - "Related Party Transactions". Phoenix Life maintained two separate $100 million revolving credit facilities as of June 2001, which were terminated in light of the new master credit facility described below.

In June 2001, Phoenix, Phoenix Life and PXP entered into a $375 million revolving credit facility which matures on June 10, 2005 and terminated Phoenix Life's and PXP's prior credit facilities. Bank of Montreal is the administrative agent for this credit facility. Each company has direct borrowing rights under this credit facility. Phoenix unconditionally guarantees loans to Phoenix Life and PXP. Base rate loans bear interest at the greater of the Bank of Montreal's prime commercial rate or the effective federal funds rate plus 0.5%. Eurodollar rate loans bear interest at LIBOR plus an applicable margin. The credit agreement includes customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum stockholders' equity and a maximum debt to capitalization ratio; that Phoenix Life maintain a minimum RBC ratio; and that PXP maintain a maximum debt to capitalization ratio and a minimum stockholders' equity. As of December 31, 2001, Phoenix Life had $249.9 million available, with no credit outstanding for this credit facility.

In November 1996, Phoenix Life issued $175.0 million principal amount of 6.95% surplus notes due December 1, 2006. Each payment of interest on principal of the notes requires the prior approval of the Superintendent of Insurance of the State of New York (the "Superintendent"), and may be made only out of surplus funds which the Superintendent determines to be available for such payment under the New York Insurance Law. The notes contain neither financial covenants nor early redemption provisions, and are to rank pari passu with any subsequently issued surplus, capital or contribution notes or similar obligations of Phoenix Life. Section 1307 of the New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life and are not a basis of any set-off against the company. As of December 31, 2001, Phoenix Life had $175.0 million in surplus notes outstanding.

Interest expense was $34.0 million, $32.7 million and $20.0 million for the years ended December 31, 1999, 2000 and 2001, respectively.

At December 31, 2001, aggregate maturities of long-term debt based on required principal payments are $175.0 million in 2006.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.      INCOME TAXES

A summary of income tax expenses (benefits) applicable to income before income taxes, minority interest, and equity in earnings of and interest earned from investments in unconsolidated affiliates, for the year ended December 31, was as follows:


                                        1999        2000         2001
                                      ---------    --------    ----------
                                                (IN MILLIONS)

         Income taxes:
             Current .............    $  114.0      $123.2       $ (43.3)
             Deferred.............       (15.0)      (67.0)         23.5
                                      ---------    --------    ----------
         Total ...................    $   99.0      $ 56.2       $ (19.8)
                                      =========    ========    ==========

The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the years ended December 31, were as follows:


                                                1999                      2000                      2001
                                        ----------------------   -----------------------   ------------------------
                                          AMOUNT         %         AMOUNT          %         AMOUNT          %
                                        -----------   --------   ------------   --------   ------------   ---------
                                                                  (DOLLARS IN MILLIONS)

         Income tax expense at
           statutory rate........        $  93.1        35%        $  55.1         35%         $ 14.8          35%
         Dividend received
           deduction and tax-
           exempt interest.......           (3.0)       (1)%          (6.7)        (4)%          (7.2)       (17)%
         Other, net..............           (2.7)       (1)%          (2.5)        (2)%          (6.4)       (15)%
                                        -----------   --------   ------------   --------   ------------   ---------
                                            87.4        33%           45.9         29%            1.2           3%
         Differential earnings
           (equity tax)..........           11.6         4%           10.3          7%          (21.0)       (50)%
                                        -----------   --------   ------------   --------   ------------   ---------
         Income taxes............        $  99.0        37%        $  56.2         36%         $(19.8)       (47)%
                                        ===========   ========   ============   ========   ============   =========

The net deferred income tax liability (asset) represents the income tax effects of temporary differences attributable to the consolidated income tax return group. The components were as follows:


                                                                         DECEMBER 31,
                                                                 -------------------------
                                                                    2000          2001
                                                                 -----------    ----------
                                                                        (IN MILLIONS)
         DAC.................................................       $ 217.9      $  234.1
         Unearned premium/deferred revenue...................        (139.0)       (133.6)
         Impairment reserves.................................         (16.8)        (31.3)
         Pension and other post-retirement benefits.......... .       (65.1)        (69.2)
         Investments.........................................         177.0         101.8
         Future policyholder benefits........................        (186.4)       (204.1)
         Investment management contracts.....................          37.5            --
         Deferred intercompany gain..........................            --          76.4
         Other...............................................         (29.2)        (43.8)
                                                                 -----------    ----------
                                                                       (4.1)        (69.7)
         Net unrealized investment gains.....................          11.9          50.2
         Minimum pension liability...........................          (3.3)         (7.7)
         Equity in earnings of unconsolidated affiliates                4.9           4.3
                                                                 -----------    ----------
         Deferred income tax liability (asset), net..........       $   9.4      $  (22.9)
                                                                 ===========    ==========

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Gross deferred income tax assets totaled $439.8 million and $489.7 million at December 31, 2000 and 2001, respectively. Gross deferred income tax liabilities totaled $466.8 million and $449.2 million at December 31, 2000 and 2001, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2000 and 2001 will be realized.

12.      COMPREHENSIVE INCOME

The components of, and related income tax effects for, other comprehensive income for the years ended December 31, were as follows:


                                                           1999            2000           2001
                                                       ------------    ------------   ------------
                                                                      (IN MILLIONS)

         Unrealized (losses) gains on securities
           available-for-sale:
           Before-tax amount.......................      $ (102.8)          $ 81.5        $ (1.4)
           Income tax (benefit) expense............         (36.0)            28.5           (.5)
                                                       ------------    ------------   ------------
                Totals.............................         (66.8)            53.0           (.9)
                                                       ------------    ------------   ------------
         Reclassification adjustment for net gains
           realized in net income:
           Before-tax amount.......................          (2.2)           (90.6)        (15.4)
           Income tax benefit......................           (.7)           (31.7)         (5.4)
                                                       ------------    ------------   ------------
                Totals.............................          (1.5)           (58.9)        (10.0)
                                                       ------------    ------------   ------------
         Net unrealized losses on securities
           available-for-sale:
           Before-tax amount.......................        (105.0)            (9.1)        (16.8)
            Income tax benefit.....................         (36.7)            (3.2)         (5.9)
                                                       ------------    ------------   ------------
                Totals.............................      $  (68.3)          $ (5.9)       $(10.9)
                                                       ============    ============   ============
         Minimum pension liability adjustment:
           Before-tax amount.......................      $   (2.3)          $  2.4        $(12.8)
           Income tax (benefit) expense............           (.8)              .8          (4.5)
                                                       ------------    ------------   ------------
                Totals.............................      $   (1.5)          $  1.6        $ (8.3)
                                                       ============    ============   ============

         Unrealized gain on security transfer
           from held-to-maturity to
           available-for-sale:
           Before-tax amount.......................      $      --          $   --        $129.1
           Income tax benefit......................             --              --          45.2
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $ 83.9
                                                       ============    ============   ============
         Unrealized gains on derivatives:
           Before-tax amount.......................      $      --          $   --        $  6.0
           Income tax expense......................             --              --           2.1
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $  3.9
                                                       ============    ============   ============
         Equity adjustment for policyholder
           dividend obligation:
           Before-tax amount.......................      $      --          $   --        $(13.5)
           Income tax benefit......................             --              --          (4.7)
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $ (8.8)
                                                       ============    ============   ============
         Cumulative effect of accounting change
           for derivatives:

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            Before-tax amount......................      $      --          $   --        $  1.7
            Income tax expense.....................             --              --            .6
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $  1.1
                                                       ============    ============   ============

The following table summarizes accumulated other comprehensive income for the years ended December 31:

                                                             1999           2000        2001
                                                          ----------    -----------   ----------
                                                                       (IN MILLIONS)

         Net unrealized gains (losses) on securities
            available-for-sale:
           Balance, beginning of year..................     $ 100.5         $ 32.2      $  26.3
           Change during period........................       (68.3)          (5.9)       (10.9)
                                                          ----------    -----------   ----------
           Balance, end of year........................        32.2           26.3         15.4
                                                          ----------    -----------   ----------
         Minimum pension liability adjustment:
           Balance, beginning of year..................        (6.2)          (7.7)        (6.1)
           Change during period........................        (1.5)           1.6         (8.3)
                                                          ----------    -----------   ----------
           Balance, end of year........................        (7.7)          (6.1)       (14.4)
                                                          ----------    -----------   ----------

         Net unrealized gain on security transfer
           from held-to-maturity to available-for-sale:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --         83.9
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --         83.9

                                                          ----------    -----------   ----------
         Unrealized gains on derivatives:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --          3.9
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --          3.9
                                                          ----------    -----------   ----------
         Equity adjustment for policyholder
           dividend obligation:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --         (8.8)
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --         (8.8)
                                                          ----------    -----------   ----------
         Cumulative effect of accounting change
           for derivatives:
           Balance, beginning of year..................          --             --           --

           Change during period........................          --             --          1.1
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --          1.1
                                                          ----------    -----------   ----------
         Accumulated other comprehensive income:
           Balance, beginning of year..................        94.3           24.5         20.2
           Change during period........................       (69.8)          (4.3)        60.9
                                                          ----------    -----------   ----------
           Balance, end of year........................     $  24.5         $ 20.2      $  81.1
                                                          ==========    ===========   ==========

13.      DISCONTINUED OPERATIONS

During 1999, Phoenix Life discontinued its reinsurance, real estate management and group life and health operations. The discontinuation of these operations resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the summary section below.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Reinsurance Operations

In 1999, Phoenix Life exited its reinsurance operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance operations consisted primarily of individual life reinsurance as well as group accident and health reinsurance business. Accordingly, Phoenix Life estimated sales proceeds, net premiums, net claims payments and expenses of winding-down the business. As a result, in 1999 Phoenix Life recognized a $173.1 million pre-tax loss on the disposal of reinsurance operations. The significant components of the loss on the disposal of reinsurance operations were as follows:

On August 1, 1999, Phoenix Life sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reassurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction (assumption reinsurance), resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million. During the third quarter of 2000, Phoenix Life recorded a pre-tax charge of $6 million to reflect an adjustment to estimated individual life reinsurance reserves in accordance with the sales agreement.

During 1999, Phoenix Life placed the retained group accident and health reinsurance business into run-off. Phoenix Life adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix Life remained liable for claims under those contracts.

In 1999, Phoenix Life reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix Life increased reserve estimates on the run-off block by $180 million (pre-tax). In addition, as part of the exit strategy, Phoenix Life purchased aggregate excess of loss reinsurance to further protect Phoenix Life from unfavorable results from this discontinued business. This reinsurance is subject to an aggregate retention of $100 million on the discontinued business. Phoenix Life may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix Life incurred an initial expense of $130 million on the acquisition of this reinsurance.

During 2000, Phoenix Life updated its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life increased reserve estimates on the run-off block by $97 million (pre-tax). Phoenix Life determined that the increase to reserves was needed based on revised actuarial assumptions to reflect current and expected deteriorating trends in claim experience and higher than anticipated expenses.

During 2001, Phoenix Life reviewed its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life did not recognize any additional reserve provisions.

The additional reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix Life expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. ("Unicover"). Unicover organized and managed a group, or pool, of insurance companies ("Unicover pool") and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix Life was a member of the Unicover pool. Phoenix Life terminated its participation in the Unicover pool effective March 1, 1999.

Phoenix Life is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix Life is involved in

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

several proceedings in which the pool members assert that they can deny coverage to certain insurers which claim that they purchased reinsurance coverage from the pool.

Further, Phoenix Life was, along with Sun Life Assurance of Canada ("Sun Life") and Cologne Life Reinsurance Company ("Cologne Life"), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix Life joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix Life, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000 (see discussion below).

In its capacity as a retrocessionaire of the Unicover business, Phoenix Life had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix Life is involved in separate arbitration proceedings with three of its own retrocessionaires which are seeking on various grounds to avoid paying any amounts to Phoenix Life. Most of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix Life's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix Life could have additional material losses if one or more of its retrocesssionaires successfully avoids its obligations.

During 2000, Phoenix Life reached settlements with several of the companies involved in Unicover. On January 13, 2000, Phoenix Life and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group ("EBI/Orion"), by which all pool members were released from their obligations as reinsurers of EBI/Orion. On January 21, 2000, Phoenix Life settled with Reliance Insurance Company ("Reliance") and its parent Reliance Group Holdings, Inc. and was released from its obligations as a reinsurer of the so-called Reliance facility. On March 27, 2000, Phoenix Life settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing Phoenix Life from its obligations as a reinsurer of the so-called Lincoln facility. On May 28, 2000, Phoenix Life reached an agreement with one of its retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions established by Phoenix Life in 1999. There was no effect on net income resulting from these settlements for the year ended December 31, 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix Life participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix Life believes that similar discussions will follow for the remaining years. Although Phoenix Life is vigorously defending its contractual rights, Phoenix Life is actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix Life's consolidated financial position.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The other component of the loss on the disposal of reinsurance discontinued operations in 1999 was as follows:

On June 30, 1999, PM Holdings sold Financial Administrative Services, Inc. ("FAS"), its third party administration subsidiary affiliated with individual life reinsurance, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in a pre-tax gain of $3.8 million.

In addition to the $9.0 million sale price, Phoenix Life will receive additional proceeds contingent on certain revenue targets. Phoenix Life recorded a note receivable for $4.0 million which, under the terms of the agreement, CYBERTEK will repay in six annual installments commencing March 31, 2001 through March 31, 2006. The contingent proceeds will be determined annually but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million. Phoenix received $1.9 million from Computer Sciences Corporation, the successor to CYBERTEK, in 2001.

Real Estate Management Operations

On March 31, 1999, Phoenix Life sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

On May 25, 2000, Phoenix Life sold its investment in 50% of the outstanding common stock of Pinnacle Realty Management Company, Inc., a real estate property management firm, for $6.0 million. This sale represented Phoenix Life's entire interest in Pinnacle Realty Management Company, Inc. and Phoenix Life now has no other real estate management business. The transaction resulted in a pre-tax loss of $0.6 million.

Group Life and Health Operations

On April 1, 2000, Phoenix Life sold its group life and health business to GE Financial Assurance Holdings, Inc. ("GEFA") except for Phoenix Dental Services, Inc. and California Benefits Dental Plan. Specifically, Phoenix Group Holdings and PM Holdings sold 97% of the common stock of Phoenix American Life Insurance Company and 100% of the common stock of Phoenix Group Services, Inc. and Clinical Disability Management, Inc. for $283.9 million. This amount is comprised of $238.9 million in cash and $45.0 million in common stock of GE Life and Annuity Assurance Company, an affiliate of GEFA. The common stock represents a 3.1% interest in GE Life and Annuity Assurance Company. Phoenix Life retains ownership of 3% of the common stock of Phoenix American Life Insurance Company. Phoenix Life has a right to put these shares back to GEFA beginning in 2005 and ending in 2007. These investments are reported as equity securities on the Consolidated Balance Sheets. The pre-tax gain on the sale was $72.1 million and is reported in discontinued operations gain on disposal, net of income taxes.

The sale to GEFA of 100% of the common stock of Phoenix Dental Services, Inc. and California Benefits Dental Plan closed on October 31, 2000. The sales proceeds for these entities were $2.0 million, which resulted in a pre-tax loss of $0.4 million.

Summary

The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheets. Net assets of the discontinued operations totaled $25.5 million and $20.8 million as of December 31, 2000 and 2001, respectively.

The operating results of discontinued operations and the gain or loss on disposal are presented below. There were no operating results for the year ended December 31, 2001 because the operations were discontinued prior to January 1, 2001.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                            YEAR ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                            1999            2000
                                                                         ------------    ------------
         INCOME FROM DISCONTINUED OPERATIONS                                    (IN MILLIONS)
         Revenues:
           Reinsurance Operations.....................................      $     --        $     --
           Group Life and Health Operations...........................         453.8           117.6
           Real Estate Management Operations..........................           1.2              .4
                                                                         ------------    ------------
         Total revenues...............................................      $  455.0        $  118.0
                                                                         ============    ============
         Income from discontinued operations:
           Reinsurance Operations.....................................      $     --        $     --
           Group Life and Health Operations...........................          56.8            14.8
           Real Estate Management Operations..........................          (1.6)            (.3)
                                                                         ------------    ------------
         Income from discontinued operations before income taxes                55.2            14.5
         Income taxes.................................................          19.1             5.1
                                                                         ------------    ------------
         Income from discontinued operations, net of income taxes           $   36.1        $    9.4
                                                                         ============    ============

         LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS (Loss) gain on disposal:

           Reinsurance Operations.....................................      $ (173.1)       $ (103.0)
           Real Estate Management Operations..........................           5.9             (.6)
           Group Life and Health Operations...........................            --            71.7
                                                                         ------------    -------------
         Loss on disposal of discontinued operations before income
            taxes.....................................................        (167.2)          (31.9)
         Income taxes.................................................         (58.2)          (11.0)
                                                                         ------------    -------------
         Loss on disposal of discontinued operations, net of income
            taxes.....................................................      $ (109.0)       $  (20.9)
                                                                         ============    =============

14.      CLOSED BLOCK

On the date of demutualization, Phoenix Life established a closed block for the benefit of holders of certain individual participating life insurance policies and annuities of Phoenix Life for which Phoenix Life had a dividend scale payable in 2000. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 2000, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if such experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 2000 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in force.

Other than the provisions of SOP 00-3, Phoenix Life uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. In particular,

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

deferred policy acquisition costs are amortized in proportion to estimated gross margins and the liability for future benefits and services is calculated using the net level premium method.

SOP 00-3 requires the establishment of a policyholder dividend obligation for earnings that inure to benefit policyholders. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain inforce. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings of the closed block due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, Phoenix Life will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, Phoenix Life will recognize only the actual earnings in income. However, Phoenix Life may change policyholder dividend scales in the future which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. Investment earnings on these assets less allocated expenses and the amortization of deferred acquisition costs provide an additional source of earnings to our shareholders. In addition, the amortization of deferred acquisition costs requires the use of various assumptions. To the extent that actual experience is more or less favorable than assumed, shareholder earnings will be impacted.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and investment income and realized investment gains and losses of investment assets outside the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of deferred acquisition costs. The amounts shown in the table below for assets and liabilities are those that enter into the determination of amounts to be paid to policyholders.

As specified in the plan of reorganization, the allocation of assets for the closed block was made as of December 31, 1999. Consequently, cumulative earnings on the closed block assets and liabilities for the period January 1, 2000 to December 31, 2001 in excess of expected cumulative earnings do not inure to stockholders and have been used to establish a policyholder dividend obligation as of December 31, 2001. The initial policyholder dividend obligation of $115.5 million consists of $45.2 million of earnings for the period January 1, 2000 to June 30, 2001 and unrealized gains on assets in the closed block as of June 30, 2001 of $70.3 million. The increase in the policyholder dividend obligation of $51.7 million pre-tax, consists of $13.2 million of pre-tax earnings for the period July 1, 2001 to December 31, 2001 and the change in unrealized gains on assets in the closed block for the period July 1, 2001 to December 31, 2001 of $38.5 million, pre-tax. The following sets forth certain summarized financial information relating to the closed block as of the dates indicated:

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                                     JUNE 30,        DECEMBER 31,
                                                                                       2001              2001
                                                                                   --------------  -----------------
                                                                                            (IN MILLIONS)
           Closed block liabilities:
           -------------------------
              Policy liabilities and accruals and policyholder deposit funds.....      $ 8,937.8          $ 9,150.2
              Policyholder dividends payable.....................................          364.2              357.3
              Policyholder dividend obligation...................................          115.5              167.2
              Other closed block liabilities.....................................           56.1               57.0
                                                                                   --------------  -----------------
                    Total closed block liabilities...............................        9,473.6            9,731.7
                                                                                   --------------  -----------------
           Closed block assets:
           --------------------
              Held-to-maturity debt securities at amortized cost.................        1,594.5                 --
              Available-for-sale debt securities at fair value...................        3,922.7            5,734.2
              Mortgage loans.....................................................          390.6              386.5
              Policy loans.......................................................        1,412.5            1,407.1
              Deferred income taxes..............................................          384.8              392.6
              Investment income due and accrued..................................          125.1              125.3
              Net due and deferred premiums......................................           39.4               41.1
              Cash and cash equivalents..........................................          186.1              239.7
              Other closed block assets..........................................            2.6               14.8
                                                                                   --------------  -----------------
                    Total closed block assets....................................        8,058.3            8,341.3
                                                                                   --------------  -----------------
           Excess of reported closed block liabilities over closed block assets        $ 1,415.3          $ 1,390.4
                                                                                   ==============  =================


           Maximum future earnings to be recognized from closed block assets
              and liabilities....................................................      $ 1,415.3          $ 1,390.4
                                                                                   ==============  =================
           Change in policyholder dividend obligation:
           -------------------------------------------
              Balance at beginning of period.....................................      $      --          $   115.5
              Change during the period...........................................          115.5               51.7
                                                                                   --------------  -----------------
              Balance at end of period...........................................      $   115.5          $   167.2
                                                                                   ==============  =================

The following sets forth certain summarized financial information relating to the closed block for the six months ended December 31, 2001 (in millions):


         Closed block revenues:
         ----------------------
                Premiums....................................................................         $ 565.7
                Net investment income.......................................................           281.1
                Realized investment losses, net.............................................           (18.4)
                                                                                               --------------
                     Total revenues.........................................................           828.4
                                                                                               --------------
         Closed block benefits and expenses:
         -----------------------------------
                Benefits to policyholders and increase in liabilities ......................           580.0
                Other operating costs and expenses..........................................             6.1
                Change in policyholder dividend obligation..................................            13.2
                Dividends to policyholders..................................................           190.8
                                                                                               --------------
                     Total benefits and expenses............................................           790.1
                                                                                               --------------
                     Contribution from the closed block, before income taxes................            38.3
                      Income tax expense....................................................            13.4
                                                                                               --------------
                     Contributions from closed block, after income taxes....................         $  24.9
                                                                                               ==============

15.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix Life, are stated at depreciated cost. Real estate occupied by Phoenix Life was $83.9 million and $79.1 million at December 31, 2000 and 2001, respectively. Phoenix Life provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

five to forty years. Accumulated depreciation and amortization was $204.0 million and $190.4 million at December 31, 2000 and 2001, respectively.

Rental expenses for operating leases, principally with respect to buildings, amounted to $16.3 million, $14.1 million and $13.4 million in 1999, 2000 and 2001, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $27.0 million as of December 31, 2001, payable as follows: 2002 -- $10.4 million; 2003 -- $7.1 million; 2004 -- $4.7 million; 2005 -- $3.0 million;
2006 -- $1.2 million; and $0.6 million thereafter.

16.      DIRECT BUSINESS WRITTEN AND REINSURANCE

Phoenix Life cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, Phoenix Life remains liable. Failure of the reinsurers to honor their obligations could result in losses to the company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, Phoenix Life evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. For direct issues, the maximum of individual life insurance retained by Phoenix Life on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the in force block of the Confederation Life business acquired on December 31, 1997. In addition, Phoenix entered into two separate reinsurance agreements on October 1, 1998 and July 1, 1999 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. Also, Phoenix reinsures 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. In addition, Phoenix assumes and cedes business related to the group accident and health block in run-off. While Phoenix is not writing any new contracts, Phoenix is contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:




                                                                     1999             2000             2001
                                                                ---------------- ---------------  ---------------
                                                                                 (IN MILLIONS)
      Direct premiums..........................................      $  1,677.5      $  1,399.2      $  1,292.5
      Reinsurance assumed......................................           416.2           202.4            72.9
      Reinsurance ceded........................................          (323.0)         (280.9)         (221.5)
                                                                ---------------- ---------------  ---------------
      Net premiums.............................................         1,770.7         1,320.7         1,143.9
      Less net premiums of discontinued operations.............          (595.0)         (173.3)          (31.2)
                                                                ---------------- ---------------  ---------------
      Net premiums of continuing operations....................      $  1,175.7      $  1,147.4         1,112.7
                                                                ================ ===============  ===============
      Percentage of amount assumed to net premiums.............             24%             15%              6%
                                                                ================ ===============  ===============
      Direct policy and contract claims incurred...............      $    622.3      $    545.0      $    475.2
      Reinsurance assumed......................................           563.8           257.8           116.2
      Reinsurance ceded........................................          (285.4)         (216.2)         (226.1)
                                                                ---------------- ---------------  ---------------
      Net policy and contract claims incurred..................           900.7           586.6           365.3
      Less net incurred claims of discontinued operations......          (661.7)         (234.6)          (13.9)
                                                                ---------------- ---------------  ---------------
      Net policy and contract claims incurred
        of continuing operations...............................      $    239.0      $    352.0      $    351.4
                                                                ================ ===============  ===============

      Direct life insurance in force...........................      $131,052.1      $107,600.7      $111,743.1
      Reinsurance assumed......................................       139,649.9         1,736.4           464.4
      Reinsurance ceded........................................      (207,192.0)      (72,042.4)      (75,787.5)
                                                                ---------------- ---------------  ---------------
      Net insurance in force...................................        63,510.0        37,294.7        36,420.0
      Less insurance in force of discontinued operations.......        (1,619.5)             --            (1.0)

                                                                ---------------- ---------------  ---------------
      Net insurance in force of continuing operations..........      $ 61,890.5      $ 37,294.7      $ 36,419.0
                                                                ================ ===============  ===============
      Percentage of amount assumed to net
        insurance in force.....................................            220%              5%              1%
                                                                ================ ===============  ===============

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Irrevocable letters of credit aggregating $17.5 million at December 31, 2001 have been arranged with United States of America commercial banks in favor of Phoenix to collateralize the ceded reserves. Additional collateral of $73.8 million was in the form of trust agreements for unauthorized reinsurers.

17.      PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 60.0% and 50.4% of the face value of total individual life insurance in force at December 31, 2000 and 2001, respectively. The premiums on participating life insurance policies were 76.8%, 73.1% and 65.3% of total individual life insurance premiums in 1999, 2000, and 2001, respectively.

18.      DEFERRED POLICY ACQUISITION COSTS

The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:


                                                                        1999          2000            2001
                                                                     -----------   ------------    -----------
                                                                                  (IN MILLIONS)
         Balance at beginning of year..............................  $ 1,058.2     $ 1,318.8        $1,019.0
         Acquisition cost deferred.................................      148.2         172.8           206.1
         Amortized to expense during the year......................     (147.9)       (356.0)         (133.0)
         Equity adjustment for policyholder dividend obligation             --            --             3.1
         Adjustment to net unrealized investment gains (losses)
         included in other comprehensive income....................      260.3        (116.6)           28.5
                                                                     -----------   ------------    -----------
         Balance at end of year....................................  $ 1,318.8     $ 1,019.0        $1,123.7
                                                                     ===========   ============    ===========

In conjunction with the December 31, 1997 acquisition of the Confederation Life business, PVFP of $141.2 million is reflected as an element of deferred acquisition costs. The estimated amount to be amortized for the years ending December 31, 2002, 2003, 2004, 2005 and 2006 is $10.3 million, $9.2 million,
$7.9 million, $6.1 million and $4.8 million, respectively. The following is an analysis of PVFP for the years ended December 31:


                                              1999          2000         2001
                                            ----------    ----------   ----------
                                                       (IN MILLIONS)
         Balance at beginning of year.....    $ 136.8       $ 112.7       $ 96.9
         Amortization.....................      (24.1)        (15.8)       (16.3)
                                            ----------    ----------   ----------
         Balance at end of year...........    $ 112.7       $  96.9        $80.6
                                            ==========    ==========   ==========

Interest accrued on the unamortized PVFP balance for the years ended December 31, 1999, 2000 and 2001 was $8.9 million, $7.3 million and $5.8 million, respectively. Interest is accrued at 7.25% on the whole life business and 5.85% on the universal life business.

In the fourth quarter of 2000, Phoenix's Board of Directors approved management's recommendation to reallocate assets supporting Phoenix's participating life policies. This asset reallocation resulted from (1) the execution of Phoenix's wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and (2) a review of assets appropriate for the closed block that would be established if Phoenix reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation impacted the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a $218.2 million charge to earnings ($141.8 million, net of tax).

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

19.      MINORITY INTEREST

Phoenix Life's interests in PFG Holdings are represented by ownership of approximately 67% of the outstanding shares of common stock at December 31, 2001. Earnings and equity attributable to minority stockholders are included in minority interest in the Consolidated Financial Statements.

20.      FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the Consolidated Financial Statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents

The carrying amount of cash and cash equivalents approximates fair value.

Short-term investments

The carrying amount of short-term investments approximates fair value.

Debt securities

Fair values are based on quoted market prices where available or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

Derivative instruments

Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

Equity securities

Fair values are based on quoted market prices where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

Mortgage loans

Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Policy loans

Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

Venture capital partnerships

Fair value of venture capital partnerships is based on the fair value of these partnerships' underlying investments.

At December 31, 2000, the fair values of the underlying investments were calculated as the closing market prices for investments that were publicly traded. For investments that were not publicly traded, fair value was based on estimated fair value as determined by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information.

At December 31, 2001, for underlying investments that were publicly traded, fair values were calculated using quoted market prices, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For investments that were not publicly traded, fair value was based on applying a public industry sector index to roll the value forward each quarter. Fair value also incorporated adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners).

Investment contracts

In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate plus 150 basis points was assumed to determine the present value of projected contractual liability payments through final maturity. The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate plus 150 basis points was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

Long-term debt

The fair value of surplus notes is determined based on contractual cash flows discounted at market rates.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fair value summary

The estimated fair values of the financial instruments as of December 31 were as follows:


                                                      2000                            2001
                                           ----------------------------   ------------------------------
                                             CARRYING         FAIR          CARRYING           FAIR
                                               VALUE          VALUE           VALUE            VALUE
                                           ------------    ------------   -------------    -------------
                                                                  (IN MILLIONS)
         FINANCIAL ASSETS:

         Cash and cash equivalents.....     $    720.0       $   720.0       $   547.9        $   547.9
         Short-term investments........            3.8             3.8             8.5              8.5
         Debt securities...............        8,058.6         8,077.9         9,599.2          9,599.2
         Equity securities.............          335.5           335.5           286.0            286.0
         Mortgage loans................          593.4           573.8           535.8            554.1
         Derivative instruments........             --             9.9            10.9             10.9
         Policy loans..................        2,105.2         2,182.7         2,172.2          2,252.9
         Venture capital partnerships            467.3           467.3           291.7            291.7
                                           ------------    ------------   -------------    -------------
         Total financial assets........     $ 12,283.8       $12,370.9       $13,452.2        $13,551.2
                                           ============    ============   =============    =============
         FINANCIAL LIABILITIES:
         Investment contracts..........     $    759.0       $   758.9       $ 1,413.0        $ 1,419.7
         Long-term debt................          425.1           428.2           175.0            175.0
                                           ------------    ------------   -------------    -------------
         Total financial liabilities...     $  1,184.1       $ 1,187.1       $ 1,588.0        $ 1,594.7
                                           ============    ============   =============    =============

21.      SEPTEMBER 11, 2001

For the year ended December 31, 2001, Phoenix Life received life insurance claims relating to the September 11, 2001 terrorist attacks totaling $11.7 million. Claim costs were $3.7 million, net of reinsurance, of which $2.1 million reduced net income and $1.6 million were funded by the closed block.

22.      COMMITMENTS AND CONTINGENCIES

Litigation. Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. See note 13-- "Discontinued Operations." Phoenix makes off-balance sheet commitments related to venture capital partnerships. As of December 31, 2001, total unfunded capital commitments were $166.8 million.

23.      STATUTORY FINANCIAL INFORMATION

Phoenix Life's insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the Insurance Department of the State of New York ("Insurance Department"), as of December 31, 2000 and 2001. Phoenix Life's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York Insurance Law does not allow the recording of deferred income taxes. Phoenix Life has received approval from the Insurance Department for this practice.

Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are included in surplus rather than debt, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The following reconciles the statutory net income of Phoenix Life as reported to regulatory authorities to the net income reported in these financial statements for the year ended:


                                                                      DECEMBER 31,
                                                         ----------------------------------------
                                                             1999          2000           2001
                                                         -----------    ----------    -----------
                                                                     (IN MILLIONS)
         Statutory net income.......................      $   131.3      $  266.1        $ (13.4)
         DAC, net ..................................          (24.3)       (181.2)          69.7
         Future policy benefits ....................          (27.5)         (2.5)         (18.5)
         Pension and postretirement expenses........           (8.6)         13.2           29.3
         Investment valuation allowances............           15.4         (45.9)        (138.4)
         Interest maintenance reserve...............           (7.2)        (26.1)          13.4
         Deferred income taxes......................            3.9          61.3           52.9
         Other, net.................................            6.2          (1.6)           6.1
                                                         -----------    ----------    -----------
         Net income, as reported....................      $    89.2      $   83.3        $   1.1
                                                         ===========    ==========    ===========

The following reconciles the statutory surplus and asset valuation reserve (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:

                                                                       DECEMBER 31,
                                                            --------------------------------
                                                                  2000              2001
                                                                      (IN MILLIONS)
                                                            --------------------------------
         Statutory surplus, surplus notes and AVR......      $    1,883.2       $   1,373.2
         DAC, net......................................           1,062.2           1,225.5
         Future policy benefits........................            (536.0)           (701.9)
         Pension and postretirement expenses...........            (173.3)           (166.1)
         Investment valuation allowance................            (405.9)             66.7
         Interest maintenance reserve..................                .5              12.4
         Deferred income taxes.........................             108.5             122.0
         Surplus notes.................................            (161.4)           (163.3)
         Other, net....................................              63.1              63.6
                                                            --------------    --------------
         Equity, as reported...........................      $    1,840.9       $   1,832.1
                                                            ==============    ==============

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g. deferred income taxes are recorded.

The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption decreased Phoenix Life's statutory surplus by $67.2 million, primarily as a result of impairment of investments and non-admitting investment income in excess of 90 days and non-admitting of certain assets of its subsidiaries.

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) UNAUDITED FINANCIAL STATEMENTS
         MARCH 31, 2002

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                                TABLE OF CONTENTS

Unaudited Financial Statements:                                                                             PAGE
                                                                                                            ----
Consolidated Balance Sheet as of March 31, 2002 and December 31, 2001...................................... F-48
Consolidated Statement of Income, Comprehensive Income and Stockholder's Equity
for the three months ended March 31, 2002 and 2001......................................................... F-49
Consolidated Condensed Statement of Cash Flows for the three months ended
March 31, 2002 and 2001.................................................................................... F-50
Notes to Unaudited Consolidated Financial Statements....................................................... F-51


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                           CONSOLIDATED BALANCE SHEET
                              (Amounts in millions)
                      MARCH 31, 2002 AND DECEMBER 31, 2001


                                                                          2002                 2001
                                                                    ----------------     ----------------
ASSETS:
Available-for-sale debt securities, at fair value                 $         10,009.6   $          9,599.2
Equity securities, at fair value                                               297.8                286.0
Mortgage loans, at unpaid principal balances                                   522.7                535.8
Real estate, at lower of cost or fair value                                     75.2                 83.1
Venture capital partnerships, at equity in net assets                          290.3                291.7
Affiliate equity and debt securities                                           295.1                330.6
Policy loans, at unpaid principal balances                                   2,162.8              2,172.2
Other investments                                                              275.9                289.7
                                                                    ----------------     ----------------
    Total investments                                                       13,929.4             13,588.3
Cash and cash equivalents                                                      452.8                547.9
Accrued investment income                                                      217.0                203.1
Premiums, accounts and notes receivable                                        214.3                175.1
Reinsurance recoverable balances                                                55.9                 21.4
Deferred policy acquisition costs                                            1,191.8              1,123.7
Premises and equipment                                                         102.5                102.2
Deferred income taxes                                                            6.7                 22.9
Goodwill and other intangible assets                                            22.6                 22.6
Net assets of discontinued operations                                           20.8                 20.8
Other general account assets                                                     6.6                 32.7
Separate account and investment trust assets                                 5,711.2              5,570.0
                                                                    ----------------     ----------------
    Total assets                                                  $         21,931.6   $         21,430.7
                                                                    ================      ===============

LIABILITIES:
Policy liabilities                                                $         13,395.6   $         13,005.0
Policyholder deposit funds                                                     340.5                356.6
Indebtedness                                                                   175.0                175.0
Other general account liabilities                                              497.5                496.0
Separate account and investment trust liabilities                            5,708.0              5,564.9
                                                                    ----------------     ----------------
    Total liabilities                                                       20,116.6             19,597.5
                                                                    ----------------     ----------------

MINORITY INTEREST:
Minority interest in net assets of subsidiaries                                  1.0                  1.1
                                                                    ----------------     ----------------

STOCKHOLDERS' EQUITY:
Common stock, $1,000 par value: 10,000 shares authorized, issued
    and outstanding                                                             10.0                 10.0
Additional paid-in capital                                                   1,712.0              1,712.0
Retained earnings                                                               53.2                 29.0
Accumulated other comprehensive income                                          38.8                 81.1
                                                                    ----------------     ----------------
    Total stockholders' equity                                               1,814.0              1,832.1
                                                                    ----------------     ----------------
    Total liabilities, minority interest and stockholders' equity $         21,931.6   $         21,430.7
                                                                    ================      ===============


        The accompanying notes are an integral part of these consolidated financial statements.


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
 CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME AND STOCKHOLDERS' EQUITY
                              (Amounts in millions)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001

                                                                                       2002             2001
                                                                                    ------------     ------------
REVENUES:
Premiums                                                                         $        257.4   $        266.0
Insurance and investment product fees                                                      62.5            145.5
Net investment income                                                                     228.4            168.2
Net realized investment losses                                                            (35.0)           (15.6)
                                                                                    ------------     ------------
    Total revenues                                                                        513.3            564.1
                                                                                    ------------     ------------
BENEFITS AND EXPENSES:
Policy benefits                                                                           333.9            334.1
Policyholder dividends                                                                     74.2            106.3
Policy acquisition cost amortization                                                      (10.9)            35.1
Intangible asset amortization                                                                 -             13.2
Interest expense                                                                            3.0              7.1
Demutualization expenses                                                                      -             10.7
Other operating expenses                                                                   63.0            237.4
                                                                                    ------------     ------------
    Total benefits and expenses                                                           463.2            743.9
                                                                                    ------------     ------------
Income (loss) before income taxes and minority interest                                    50.1           (179.8)
Applicable income tax expense (benefit)                                                    15.5            (69.0)
                                                                                    ------------     ------------
Income (loss) before minority interest                                                     34.6           (110.8)
Minority interest in net income of subsidiaries                                               -             (1.8)
                                                                                    ------------     ------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES                               34.6           (112.6)
Cumulative effect of accounting changes:
    Goodwill impairment                                                                   (10.4)               -
    Venture capital partnerships and derivative financial instruments                         -            (44.9)
                                                                                    ------------     ------------
NET INCOME (LOSS)                                                                $         24.2   $       (157.5)
                                                                                    ============     ============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)                                                                $         24.2   $       (157.5)
Other comprehensive loss:
    Net unrealized investment losses                                                      (28.6)           (10.9)
    Net unrealized foreign currency translation adjustment and other                      (13.7)            (5.1)
                                                                                    ------------     ------------
        Total other comprehensive loss                                                    (42.3)           (16.0)
                                                                                    ------------     ------------
COMPREHENSIVE LOSS                                                               $        (18.1)  $       (173.5)
                                                                                    ============     ============

STOCKHOLDERS' EQUITY:
STOCKHOLDERS' EQUITY, BEGINNING OF PERIOD                                        $      1,832.1   $      1,840.9
Comprehensive loss                                                                        (18.1)          (173.5)
Other equity adjustments                                                                      -              3.2
                                                                                    ------------     ------------
STOCKHOLDERS' EQUITY, END OF PERIOD                                              $      1,814.0   $      1,670.6
                                                                                    ============     ============


        The accompanying notes are an integral part of these consolidated financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                 CONSOLIDATED CONDENSED STATEMENT OF CASH FLOWS
                              (Amounts in millions)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001

                                                                                     2002                 2001
                                                                                ---------------      ---------------
OPERATING ACTIVITIES:
CASH FOR OPERATIONS                                                          $            (3.3)   $           (23.5)
                                                                                ---------------      ---------------

INVESTING ACTIVITIES:
Available-for-sale debt security sales, maturities and repayments                        486.9                365.0
Held-to-maturity debt security maturities and repayments                                     -                 46.1
Equity security sales                                                                     13.1                 39.7
Subsidiary sales                                                                             -                  2.0
Mortgage loan maturities and principal repayments                                         13.3                 24.3
Venture capital partnership distributions                                                  9.2                  9.2
Real estate and other invested assets sales                                               22.2                   .7
Available-for-sale debt security purchases                                              (930.8)              (520.5)
Held-to-maturity debt security purchases                                                     -                (68.9)
Equity security purchases                                                                (13.2)               (23.5)
Subsidiary purchases                                                                         -               (367.2)
Mortgage loan principal disbursements                                                        -                  (.2)
Unconsolidated affiliate and other invested asset purchases                              (20.0)               (12.4)
Venture capital partnership investments                                                  (13.0)               (12.9)
Other continuing operation investing activities, net                                      (6.5)                (6.1)
Policy loan receipts (advances), net                                                       9.4                (16.5)
Premises and equipment additions                                                          (3.7)                (3.9)
                                                                                ---------------      ---------------
CASH FOR CONTINUING OPERATIONS                                                          (433.1)              (545.1)
Cash from discontinued operations                                                         25.4                 16.0
                                                                                ---------------      ---------------
CASH FOR INVESTING ACTIVITIES                                                           (407.7)              (529.1)
                                                                                ---------------      ---------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net                                                  315.9                100.9
Indebtedness proceeds                                                                        -                180.0
Indebtedness repayments                                                                      -               (134.2)
Minority interest distributions                                                              -                 (5.8)
                                                                                ---------------      ---------------

CASH FROM FINANCING ACTIVITIES                                                           315.9                140.9
                                                                                ---------------      ---------------

CASH AND CASH EQUIVALENTS CHANGES                                                        (95.1)              (411.7)
Cash and cash equivalents, beginning of period                                           547.9                720.0
                                                                                ---------------      ---------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                     $           452.8    $           308.3
                                                                                ===============      ===============


        The accompanying notes are an integral part of these consolidated financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS


1.   DESCRIPTION OF BUSINESS

     Phoenix Life Insurance Company ("Phoenix Life") and its subsidiaries offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("Phoenix"), a publicly traded company. See note 3-"Reorganization and Initial Public Offering."

2.   BASIS OF  PRESENTATION

     The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

     In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the three months ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ending December 31, 2002. These unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements of Phoenix Life for the year ended December 31, 2001.

3.   REORGANIZATION AND INITIAL PUBLIC OFFERING

     On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company ("Phoenix Mutual") unanimously adopted a plan of reorganization which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Mutual converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of Phoenix and changed its name to Phoenix Life Insurance Company. All policyholder membership interests in the mutual company were extinguished on the effective date and eligible policyholders of the mutual company received 56.2 million shares of common stock, $28.8 million of cash and $12.7 million of policy credits as compensation. The demutualization was accounted for as a reorganization. In addition, Phoenix Life established a closed block for the benefit of holders of certain of its individual life insurance policies. The purpose of the closed block is to protect, after demutualization, the reasonable policy dividend expectations of the holders of the policies included in the closed block. The closed block will continue in effect until such date as none of such policies are in force. See note 6, "Closed Block."

     On June 25, 2001, Phoenix closed its IPO, in which 48.8 million shares of common stock were issued at a price of $17.50 per share. Net proceeds from the IPO equaling $807.9 million were contributed to Phoenix Life. On July 24, 2001, Morgan Stanley Dean Witter exercised its right to purchase 1,395,900 shares of the common stock of Phoenix at the IPO price of $17.50 per share less underwriters discount. Net proceeds of $23.2 million were contributed to Phoenix Life.

4.   SUMMARY OF NEW SIGNIFICANT ACCOUNTING POLICIES

     Goodwill and Other Intangible Assets

     Effective January 1, 2002, Phoenix Life adopted a new accounting standard for goodwill and other intangible assets. The standard primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under the standard, amortization of goodwill and other intangible assets with indefinite lives recorded in past business combinations is discontinued after 2001 and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. In accordance with the standard, goodwill amortization will not be recognized after 2001.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS


     The provisions of the standard also apply to equity-method investments. The standard prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

     The standard also requires that goodwill and indefinite-lived intangible assets be tested at least annually for impairment. Upon adoption of the standard, goodwill and indefinite-lived intangibles were tested for impairment by comparing the fair value to the carrying amount of the asset as of the beginning of 2002. The effect of adopting the standard in 2002 decreased after-tax income by $10.4 million for the three months ended March 31, 2002, primarily due to declines in the market value of the business units previously acquired. The asset write-down related to the impairment charge was applied to affiliate equity, because the related business unit is an equity-method investment. Phoenix Life recognized $4.0 million in goodwill amortization in the first quarter of 2001.

     Impairment of Long-Lived Assets

     Effective January 1, 2002, Phoenix Life adopted a new accounting standard, Accounting for the Impairment or Disposal of Long-Lived Assets. Under the standard, long-lived assets to be sold within one year must be separately identified and carried at the lower of carrying value or fair value less cost to sell.

     Long-lived assets expected to be held longer than one year are subject to depreciation and must be written down to fair value upon impairment. Long-lived assets no longer expected to be sold within one year, such as some foreclosed real estate, must be written down to the lower of current fair value or fair value at the date of foreclosure adjusted to reflect depreciation since acquisition. Upon adoption of the standard, Phoenix Life determined there was no material effect on its results of operations or financial condition.

5.   SIGNIFICANT TRANSACTIONS

     Deferred Policy Acquisition Costs

     In the first quarter of 2002, Phoenix Life refined the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a $22.1 million increase in the deferred acquisition cost balances.

6.   CLOSED BLOCK

     On the date of demutualization, Phoenix Life established a closed block for the benefit of holders of certain individual participating life insurance policies and annuities of Phoenix Life for which Phoenix Life had a dividend scale payable in 2000. See note 14 of Phoenix Life's consolidated financial statements for the year ended December 31, 2001 for more information on the closed block.

     As specified in the plan of reorganization, the allocation of assets for the closed block was made as of December 31, 1999. Consequently, cumulative earnings on the closed block assets and liabilities for the period January 1, 2001 to March 31, 2002 in excess of expected cumulative earnings did not inure to stockholders and have been used to establish a policyholder dividend obligation as of March 31, 2002. The decrease in the policyholder dividend obligation of $64.4 million pre-tax, consists of $26.2 million of pre-tax losses for the period January 1, 2002 to March 31, 2002 and the unrealized losses on assets in the closed block for the period January 1, 2002 to March 31, 2002 of $38.2 million, pre-tax.


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

    The following sets forth certain summarized financial information relating to the closed block as of March 31, 2002 and December 31, 2001 (in millions):

                                                                                   2002               2001
                                                                              ---------------     --------------
         LIABILITIES:
         Policy liabilities and accruals and policyholder deposit funds     $         9,202.2   $        9,150.2
         Policyholder dividends payable                                                 366.4              357.3
         Policyholder dividend obligation                                               102.8              167.2
         Other closed block liabilities                                                  62.5               57.0
                                                                              ---------------     --------------
         Total closed block liabilities                                               9,733.9            9,731.7
                                                                              ---------------     --------------
         ASSETS:
         Available-for-sale debt securities at fair value                             5,812.0            5,734.2
         Mortgage loans                                                                 380.5              386.5
         Policy loans                                                                 1,399.8            1,407.1
         Deferred income taxes                                                          391.9              392.6
         Investment income due and accrued                                              127.4              125.3
         Net due and deferred premiums                                                   39.5               41.1
         Cash and cash equivalents                                                      162.7              239.7
         Other closed block assets                                                       43.4               14.8
                                                                              ---------------     --------------
         Total closed block assets                                                    8,357.2            8,341.3
         Excess of reported closed block liabilities over closed block assets representing maximum future earnings to be recognized
            from closed block assets and liabilities                       $         1,376.7   $        1,390.4
                                                                            =================    ==============

         CHANGE IN POLICYHOLDER DIVIDEND OBLIGATION:
         Balance at beginning of period                                     $           167.2   $          115.5
         Change during the period                                                       (64.4)              51.7
                                                                              ---------------     --------------
         Balance at end of period                                           $           102.8   $          167.2
                                                                            =================    ==============

The following sets forth certain summarized financial information relating to the closed block for the quarter ended March 31, 2002 (in millions):

         REVENUES:
         Premiums                                                           $           248.7
         Net investment income                                                          138.8
         Realized investment losses, net                                                (36.1)
                                                                              ---------------
         Total revenues                                                                 351.4
                                                                              ---------------
         EXPENSES:
         Benefits to policyholders                                                      253.5
         Other operating costs and expenses                                               2.8
         Change in policyholder dividend obligation                                     (26.2)
         Dividends to policyholders                                                     100.2
                                                                              ---------------
         Total benefits and expenses                                                    330.3
                                                                              ---------------
         Contribution from the closed block, before income taxes                         21.1
         Income tax expense                                                               7.4
                                                                              ---------------
         Contributions from closed block, after income taxes                $            13.7
                                                                            =================

7.   DISCONTINUED REINSURANCE OPERATIONS

     In 1999, Phoenix Life exited its reinsurance operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance segment consisted primarily of individual life reinsurance operations as well as group accident and health reinsurance business. Phoenix Life placed the retained group

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

     accident and health reinsurance business into run-off. Phoenix Life adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix Life remained liable for claims under those contracts.

     Phoenix Life has reviewed its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life did not recognize any additional reserve provisions during the first three months of 2002.

     Phoenix Life's reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix Life expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

     A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. ("Unicover"). Unicover organized and managed a group, or pool, of insurance companies ("Unicover pool") and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix Life was a member of the Unicover pool. Phoenix Life terminated its participation in the Unicover pool effective March 1, 1999.

     Phoenix Life is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix Life is involved in several disputes in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

     Further, Phoenix Life was, along with Sun Life Assurance of Canada ("Sun Life") and Cologne Life Reinsurance Company ("Cologne Life"), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix Life joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix Life and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix Life, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000.

     In its capacity as a retrocessionaire of the Unicover business, Phoenix Life had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix Life is involved in separate arbitration proceedings with certain of its own retrocessionaires which are seeking on various grounds to avoid paying any amounts to Phoenix Life. Most of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix Life's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix Life could have additional material losses if one or more of its retrocessionaires successfully avoids its obligations.

     A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix Life participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix Life believes that similar discussions will follow for the remaining years. Although Phoenix Life is

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

     vigorously defending its contractual rights, Phoenix Life is actively involved in the attempt to reach negotiated business solutions.

     Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, that future developments will not have a material effect on Phoenix Life's consolidated financial position.

     The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $20.7 million and $20.8 million as of March 31, 2002 and December 31, 2001, respectively.

     There were no discontinued reinsurance operating results for the three months ended March 31, 2002 and 2001 because the operations were discontinued prior to January 1, 2001.

8.   COMMITMENTS AND CONTINGENCIES

     Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. See note 7, "Discontinued Operations."

     Phoenix Life makes off-balance sheet commitments related to venture capital partnerships. As of March 31, 2002, total unfunded capital commitments were $162.0 million.

                      THE PHOENIX EDGE(R) - VA FOR NEW YORK         [VERSION C]

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                          PHOENIX VARIABLE PRODUCTS
One American Row                                       MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                             P.O. Box 8027
                                               Boston, Massachusetts 02266-8027


                         PHOENIX LIFE INSURANCE COMPANY
           (FKA, PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY - 6/25/01)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                                 August 9, 2002

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated August 9, 2002. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company at the above address or by calling 800/541-0171.




                                TABLE OF CONTENTS
                                                                            PAGE

Underwriter...............................................................     2

Performance History.......................................................     2

Calculation of Yield and Return...........................................     7

Calculation of Annuity Payments ..........................................     8

Experts ..................................................................     9

Separate Account Financial Statements.....................................  SA-1

Company Financials Statements.............................................   F-1

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an indirect, wholly-owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

AVERAGE ANNUAL TOTAL RETURN FOR CONTRACTS WITH BENEFIT OPTION 1
-----------------------------------------------------------------------------------------------------------------------------------
                                                 FOR THE PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -29.58%       1.81%       5.39%           5.32%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96        -6.31%      -5.42%        N/A           -5.15%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                10/29/01         N/A         N/A          N/A            0.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                 10/29/01         N/A         N/A          N/A            0.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                   12/20/99       -12.81%       N/A          N/A           -7.75%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                      08/15/00       -37.92%       N/A          N/A          -49.45%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        -0.68%       5.41%        N/A           11.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -39.41%       0.17%       7.00%          12.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00       -32.07%       N/A          N/A          -33.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        -2.35%       N/A          N/A            7.93%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -3.53%       3.32%       3.56%           5.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -1.29%       3.19%       6.78%           8.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98       -23.93%       N/A          N/A            8.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -18.30%       N/A          N/A            4.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99        -0.17%       N/A          N/A            3.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -29.40%       N/A          N/A          -18.90%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                        10/29/01         N/A         N/A          N/A            0.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                               10/29/01         N/A         N/A          N/A           -2.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                         10/29/01         N/A         N/A          N/A           -0.74%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -14.84%       N/A          N/A            2.77%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -5.47%      9.12%        8.95%          10.99%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00       -13.62%       N/A          N/A           -8.98%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98        15.47%       N/A          N/A            1.17%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         8.30%       N/A          N/A           13.89%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98       -30.57%       N/A          N/A            9.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -32.66%      9.50%         N/A            9.65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                           12/20/99       -21.26%       N/A          N/A          -15.21%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A         N/A          N/A           -9.46%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                     03/30/01         N/A         N/A          N/A           -8.24%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00       -22.05%       N/A          N/A          -28.06%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99        -0.35%       N/A          N/A            4.19%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99        -5.96%       N/A          N/A           -6.91%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00       -18.74%       N/A          N/A          -16.03%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00       -20.67%       N/A          N/A          -21.99%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00       -23.72%       N/A          N/A          -23.73%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    05/01/00        -0.34%       N/A          N/A            6.04%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                     09/27/96       -14.69%     -13.38%        N/A          -12.60%
----------------------------------------------------------------------------------------------------------------------------------
Templeton  Foreign Securities Fund                               05/11/92       -22.06%       2.96%        N/A            8.48%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                           11/28/88       -16.49%       4.55%       8.85%           8.77%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                 05/01/00        -8.47%       N/A          N/A           -2.29%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                            07/15/99       -30.18%       N/A          N/A          -14.23%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                10/29/01         N/A         N/A          N/A           -0.82%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -52.62%       N/A          N/A          -37.20%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99       -31.98%       N/A          N/A            7.62%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -27.01%       6.47%        N/A           14.25%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         1.77%       N/A          N/A           15.11%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    05/01/95         3.96%      10.91%        N/A           17.05%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Percent change does not include the 0.05% charge for the Enhanced Option 1 Rider. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


AVERAGE ANNUAL TOTAL RETURN FOR CONTRACTS WITH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE    1 YEAR     5 YEARS   10 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                 05/01/90       -29.84%      1.44%      5.02%         4.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                      09/17/96        -6.64%     -5.75%       N/A         -5.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                     10/29/01         N/A         N/A        N/A          0.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                      10/29/01         N/A         N/A        N/A          0.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                        12/20/99       -13.12%       N/A        N/A         -8.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                           08/15/00       -38.17%       N/A        N/A        -49.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                   05/01/95        -1.13%      5.02%       N/A         10.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                12/31/82       -39.58%     -0.17%      6.64%        12.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                        08/15/00       -32.29%       N/A        N/A        -33.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                         12/20/99        -2.72%       N/A        N/A          7.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                   10/08/82        -3.90%      2.95%      3.19%         4.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                      12/31/82        -1.66%      2.82%      6.41%         7.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                 03/02/98       -24.18%       N/A        N/A          8.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                    07/14/97       -18.59%       N/A        N/A          3.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                  12/20/99        -0.52%       N/A        N/A          2.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                           12/20/99       -29.65%       N/A        N/A        -19.18%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                             10/29/01         N/A         N/A        N/A          0.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                    10/29/01         N/A         N/A        N/A         -2.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                              10/29/01         N/A         N/A        N/A         -0.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                               03/02/98       -15.14%       N/A        N/A          2.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                          09/17/84        -5.82%      8.73%      8.56%        10.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                         11/20/00       -13.91%       N/A        N/A         -9.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                        03/02/98        15.06%       N/A        N/A          0.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                      11/20/00         7.89%       N/A        N/A         13.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                  03/02/98       -30.81%       N/A        N/A          8.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                 01/29/96       -32.90%      9.11%       N/A          9.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                                12/20/99       -21.54%       N/A        N/A        -15.51%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                    03/30/01         N/A         N/A        N/A         -9.70%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                          03/30/01         N/A         N/A        N/A         -8.49%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             06/05/00       -22.28%       N/A        N/A        -28.29%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                      07/15/99        -0.72%       N/A        N/A          3.81%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                    07/15/99        -6.31%       N/A        N/A         -7.24%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                           06/05/00       -19.00%       N/A        N/A        -16.31%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                    06/05/00       -20.95%       N/A        N/A        -22.26%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                  06/05/00       -23.97%       N/A        N/A        -23.99%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                         05/01/00        -0.72%       N/A        N/A          5.64%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                          09/27/96       -15.07%    -13.70%       N/A        -12.92%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                     05/11/92       -22.39%      2.57%       N/A          8.09%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                11/28/88       -16.79%      4.18%      8.47%         8.39%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                      05/01/00        -8.74%       N/A        N/A         -2.62%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                 07/15/99       -30.42%       N/A        N/A        -14.53%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                     10/29/01         N/A         N/A        N/A         -0.89%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                  12/20/99       -52.78%       N/A        N/A        -37.42%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                  02/01/99       -32.22%       N/A        N/A          7.22%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                        05/01/95       -27.17%      6.11%       N/A         13.87%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                         02/01/99         1.30%       N/A        N/A         14.66%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                         05/01/95         3.69%     10.53%       N/A         16.66%
------------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

ANNUAL TOTAL RETURN FOR CONTRACTS WITH BENEFIT OPTION 1
 -----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                       1992    1993    1994    1995   1996     1997    1998    1999     2000    2001
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series            -13.66%  37.16%  -0.89%   8.56% 17.53%   10.99%  26.73%  28.30%  -16.57% -24.73%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                         -33.05%  -5.35%  49.59%  -16.72%   0.11%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth
  + Value Series
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                                                                     -6.40%  -6.83%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Nasdaq-100 Index(R) Series                                                                               -33.63%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                             31.86% 20.91% -21.95%   3.80%   29.62%   5.74%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series             9.25%  18.57%   0.51%  29.65% 11.52%   19.94%  28.79%  28.50%  -18.52% -35.22%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                                                                            -27.39%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series                                                                      17.70%   4.06%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                2.60%   1.90%   2.86%   4.70%  4.03%    4.19%   4.10%   3.85%    5.09%   2.88%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series   9.04%  14.83%  -6.38%  22.37% 11.35%   10.04%  -5.06%   4.47%    5.53%   5.13%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                     23.17%   31.00% -18.70%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index
  Series                                                                                            30.45%  17.74%  -12.26% -12.69%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                                5.48%   6.25%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                       -11.97% -24.54%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                   15.93%   -7.44%  -9.00%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series       9.61%   9.96%  -2.33%  17.09%  8.02%   19.60%  19.66%  10.24%   -0.31%   0.95%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                                                                              -7.69%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                                           -11.13%   15.85%  21.88%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series                                                                           14.71%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                      44.28%   12.73% -25.79%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                     16.06%  43.35%  53.57%  -12.26% -28.01%
 -----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Focus Equity Series                                                                            -13.95% -15.85%
 -----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                 1.58%  34.47% 16.52%   12.49%  18.23%  43.32%  -11.71% -23.97%
 -----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                                       3.10%  35.03% 13.98%   22.58%  31.22%  28.73%  -15.41% -13.35%
 -----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                        11.03%   18.61%  56.42%  76.47%  -25.51% -16.69%
 -----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II                           7.74%  3.21%    7.55%   6.64%  -1.52%    9.99%   6.07%
 -----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                        19.25% 13.22%   12.76%   1.73%   1.36%   -9.84%   0.46%
 -----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                       28.77%  23.04%   -7.54% -13.15%
 -----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                                23.39%   3.25%  -17.91% -15.22%
 -----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                              38.13%  36.06%  -11.86% -18.47%
 -----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                                                                              8.28%   11.45%   6.08%
 -----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                                             -30.06% -21.79%  51.87%  -32.66%  -8.84%
 -----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                         45.08%  -3.78%  13.97% 22.12%   12.44%   8.05%  22.10%   -3.24% -16.70%
 -----------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund             6.81%  24.68%  -4.14%  21.11% 17.46%   14.18%   5.10%  21.41%   -0.85% -10.76%
 -----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                   5.86%  32.48%  -3.39%  23.78% 20.98%   10.54%   0.03%  27.56%    6.22%  -2.20%
 ----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                                                             20.46%  26.42%  -17.40% -25.36%
 -----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                                                                 27.56%  19.31%  -10.05% -13.79%
 -----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                              -24.27% -49.31%
 -----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                               -2.46% -27.29%
 -----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                   30.78%   -2.39%  15.24% 124.39%  -28.50% -21.99%
 -----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                       8.48%   8.18%
 -----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                                                    45.23%   28.20%   7.66%  23.92%   -8.98%  10.38%
 -----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

  ANNUAL TOTAL RETURN FOR CONTRACTS WITH BENEFIT OPTION 2
 ----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                      1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series           -13.96%  36.68%  -1.23%   8.18%  17.12%  10.60%  26.29%  27.86%  -16.86%  -25.00%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                        -33.28%  -5.68%  49.07%  -17.01%   -0.25%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value
  Series
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                                                                    -6.73%   -7.16%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Nasdaq-100 Index(R) Series                                                                               -33.89%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                           31.39%  20.49% -22.22%   3.45%   29.18%    5.28%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series            8.87%  18.16%   0.16%  29.20%  11.13%  19.53%  28.34%  28.04%  -18.81%  -35.40%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                                                                           -27.62%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series                                                                     17.30%    3.70%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series               2.24%   1.55%   2.50%   4.34%   3.66%   3.83%   3.74%   3.50%    4.73%    2.52%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                            8.65%  14.43%  -6.71%  21.95%  10.96%   9.65%  -5.39%   4.11%    5.16%    4.76%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                    22.74%   30.55%  -18.97%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index
  Series                                                                                           29.99%  17.33%  -12.57%  -13.00%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                               5.12%    5.89%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                      -12.27%  -24.80%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                  15.56%   -7.77%   -9.32%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series      9.23%   9.58%  -2.67%  16.68%   7.64%  19.18%  19.24%   9.90%   -0.66%    0.59%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                                                                             -8.01%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                                          -11.43%   15.46%   21.48%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value
  Series                                                                                                                    14.31%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                     43.79%   12.34%  -26.05%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                    15.66%  42.85%  53.08%  -12.57%  -28.27%
 ----------------------------------------------------------------------------------------------------------------------------------
   Phoenix-Van Kampen Focus Equity Series                                                                           -14.22%  -16.15%
 ----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                1.23%  34.01%  16.11%  12.10%  17.82%  42.82%  -12.01%  -24.24%
 ----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                                      2.75%  34.56%  13.58%  22.15%  30.76%  28.29%  -15.71%  -13.66%
 ----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                        10.63%  18.19%  55.87%  75.85%  -25.77%  -16.94%
 ----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government
  Securities II                                                             7.37%   2.85%   7.18%   6.27%  -1.87%    9.61%    5.69%
 ----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                       18.83%  12.83%  12.36%   1.37%   1.01%  -10.15%    0.10%
 ----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                      28.32%  22.61%   -7.87%  -13.44%
 ----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                               22.96%   2.89%  -18.21%  -15.51%
 ----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                             37.65%  35.58%  -12.17%  -18.74%
 ----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                                                                             7.90%   11.07%    5.70%
 ----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                                            -30.31% -22.07%  51.36%  -32.90%   -9.24%
 ----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                        44.58%  -4.11%  13.57%  21.69%  12.05%   7.67%  21.68%   -3.58%  -17.05%
 ----------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund            6.44%  24.24%  -4.48%  20.69%  17.05%  13.78%   4.73%  20.99%   -1.19%  -11.08%
 ----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                  5.49%  32.02%  -3.73%  23.35%  20.56%  10.16%  -0.32%  27.16%    5.85%   -2.48%
 ----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                                                            20.04%  25.98%  -17.69%  -25.63%
 ----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                                                                27.12%  18.89%  -10.36%  -14.09%
 ----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                             -24.54%  -49.48%
 ----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                              -2.80%  -27.55%
 ----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                   30.32%  -2.74%  14.83% 123.65%  -28.75%  -22.16%
 ----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                      8.10%    7.72%
 ----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                                                    44.72%  27.76%   7.29%  23.50%   -9.30%   10.10%
 ----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Option 1) or 1.125% (Option 2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.


Example Calculations:

    The following are examples of how these return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:

EXAMPLE FOR BENEFIT OPTION 1:
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:....  $1.000000
Value of the same account (excluding capital
  changes) at the end of the 7-day period:.............   1.000163
Calculation:
   Ending account value................................   1.000163
   Less beginning account value........................   1.000000
   Net change in account value.........................   0.000163
Base period return:
   (net change/beginning account value)................   0.000163
Current yield = return x (365/7) =.....................      0.85%
Effective yield = [(1 + return)(365/7)] -1 =...........      0.85%

EXAMPLE FOR BENEFIT OPTION 2:
Value of hypothetical pre-existing account with
  exactly one unit at the beginning of the period:....   $1.000000
Value of the same account (excluding capital
changes) at the end of the 7-day period:..............    1.000096
Calculation:
   Ending account value...............................    1.000096
   Less beginning account value.......................    1.000000
   Net change in account value........................    0.000096
Base period return:
   (net change/beginning account value)...............    0.000096
Current yield = return x (365/7) =....................       0.50%
Effective yield = [(1 + return)(365/7)] -1 =..........       0.50%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:
    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]
    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Option 1) and The Phoenix Edge(R)-VA for New York (Option 2)) as of December 31, 2001 and the results of its operations and changes in net assets for the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.


    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.






-------------------------------
1 The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of
  30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

2 The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3 Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4 The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------







THE
Phoenix
            Option 1
     Edge - VA
            for New York


       Phoenix Life Variable Accumulation Account
       December 31, 2001



















                      [LOGO] PHOENIX WEALTH MANAGEMENT(R)

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2001

                                                                                                  PHOENIX-DEUTSCHE  PHOENIX-DUFF &
                                               PHOENIX-ABERDEEN PHOENIX-ABERDEEN PHOENIX-DEUTSCHE    NASDAQ-100      PHELPS REAL
                                                INTERNATIONAL       NEW ASIA          DOW 30          INDEX(R)     ESTATE SECURITIES
                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               ---------------- ---------------- ---------------- ---------------- -----------------
ASSETS
             Investments at cost                $      186,128   $        2,809   $      174,835   $       48,598   $      101,768
                                               ================ ================ ================ ================ ================
             Investments at market              $      178,741   $        2,876   $      175,881   $       47,982   $      100,271
                                                --------------   --------------   --------------   --------------   --------------
              Total assets                             178,741            2,876          175,881           47,982          100,271
LIABILITIES
             Accrued expenses to related party             134                1               85               10               74
                                               ---------------- ---------------- ---------------- ---------------  ----------------
NET ASSETS                                      $      178,607   $        2,875   $      175,796   $       47,972   $      100,197
                                               ================ ================ ================ ================ ================
Accumulation units outstanding                         237,645            2,806          190,698           46,664           90,963
                                               ================ ================ ================ ================ ================
Unit value                                      $     0.751571   $     1.024230   $     0.921854   $     1.028012   $     1.101518
                                               ================ ================ ================ ================ ================


                                                                                     PHOENIX-                          PHOENIX-
                                                   PHOENIX-        PHOENIX-          ENGEMANN         PHOENIX-         GOODWIN
                                                   ENGEMANN      ENGEMANN NIFTY      SMALL &          GOODWIN        MULTI-SECTOR
                                                CAPITAL GROWTH       FIFTY        MID-CAP GROWTH    MONEY MARKET     FIXED INCOME
                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               ---------------- ---------------- ---------------- ---------------- -----------------
ASSETS
             Investments at cost                $      387,768   $        7,446   $       41,705   $      363,322   $      182,601
                                               ================ ================ ================ ================ ================
             Investments at market              $      369,748   $        8,091   $       37,981   $      363,322   $      179,555
                                                --------------   --------------   --------------   --------------   --------------
              Total assets                             369,748            8,091           37,981          363,322          179,555
LIABILITIES
             Accrued expenses to related party             274                7               24              187              114
                                               ---------------- ---------------- ---------------- ---------------  ----------------
NET ASSETS                                      $      369,474   $        8,084   $       37,957   $      363,135   $      179,441
                                               ================ ================ ================ ================ ================
Accumulation units outstanding                         585,446            9,070           54,975          356,437          175,432
                                               ================ ================ ================ ================ ================
Unit value                                      $     0.631094   $     0.891248   $     0.690426   $     1.018791   $     1.022856
                                               ================ ================ ================ ================ ================


                                                   PHOENIX-       PHOENIX-J.P.
                                                   HOLLISTER     MORGAN RESEARCH   PHOENIX-JANUS    PHOENIX-JANUS    PHOENIX-JANUS
                                                 VALUE EQUITY    ENHANCED INDEX     CORE EQUITY    FLEXIBLE INCOME      GROWTH
                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               ---------------- ---------------- ---------------- ---------------- -----------------
ASSETS
             Investments at cost                $      661,724   $       95,310   $      156,469   $      395,163    $      200,425
                                               ================ ================ ================ ================ ================
             Investments at market              $      637,422   $       96,025   $      151,211   $      385,316    $      200,045
              Total assets                             637,422           96,025          151,211          385,316           200,045
LIABILITIES
             Accrued expenses to related party             469               72              116              309               121
                                               ---------------- ---------------- ---------------- ---------------  ----------------
NET ASSETS                                      $      636,953   $       95,953   $      151,095   $      385,007    $      199,924
                                               ================ ================ ================ ================ ================
Accumulation units outstanding                         757,726           95,577          164,222          369,126           247,524
                                               ================ ================ ================ ================ ================
Unit value                                      $     0.840612   $     1.003931   $     0.920062   $     1.043026    $     0.807695
                                               ================ ================ ================ ================ ================


                                                                                                      PHOENIX-         PHOENIX-
                                                  PHOENIX-MFS    PHOENIX-MORGAN      PHOENIX-         OAKHURST         OAKHURST
                                                   INVESTORS     STANLEY FOCUS       OAKHURST        GROWTH AND        STRATEGIC
                                                 GROWTH STOCK        EQUITY         BALANCED           INCOME         ALLOCATION
                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               ---------------- ---------------- ---------------- ---------------- -----------------
ASSETS
             Investments at cost                $        1,500   $       33,496   $      223,005   $      126,230   $      346,221
                                               ================ ================ ================ ================ ================
             Investments at market              $        1,500   $       33,937   $      224,826   $      125,672   $      347,941
                                                --------------   --------------   --------------   --------------   --------------
              Total assets                               1,500           33,937          224,826          125,672          347,941
LIABILITIES
             Accrued expenses to related party            --                 27              172               74              254
                                               ---------------- ---------------- ---------------- ---------------  ----------------
NET ASSETS                                      $        1,500   $       33,910   $      224,654   $      125,598   $      347,687
                                               ================ ================ ================ ================ ================
Accumulation units outstanding                           1,405           36,956          219,198          143,125          327,643
                                               ================ ================ ================ ================ ================
Unit value                                      $     1.067266   $     0.917592   $     1.024889   $     0.877542   $     1.061175
                                               ================ ================ ================ ================ ================


                                                PHOENIX-SANFORD  PHOENIX-SANFORD  PHOENIX-SANFORD
                                                   BERNSTEIN        BERNSTEIN    BERNSTEIN SMALL-  PHOENIX-SENECA   PHOENIX-SENECA
                                                 GLOBAL VALUE     MID-CAP VALUE     CAP VALUE      MID-CAP GROWTH   STRATEGIC THEME
                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               ---------------- ---------------- ---------------- ---------------- -----------------

ASSETS
             Investments at cost                $       31,940   $       91,054   $       66,674   $      325,860   $      293,748
                                               ================ ================ ================ ================ ================
             Investments at market              $       31,079   $       98,113   $       69,557   $      324,860   $      269,182
                                                --------------   --------------   --------------   --------------   --------------
              Total assets                              31,079           98,113           69,557          324,860          269,182
LIABILITIES
             Accrued expenses to related party              21               72               54              222              184
                                               ---------------- ---------------- ---------------- ---------------  ----------------
NET ASSETS                                      $       31,058   $       98,041   $       69,503   $      324,638   $      268,998
                                               ================ ================ ================ ================ ================
Accumulation units outstanding                          32,017           78,308           61,011          363,319          393,805
                                               ================ ================ ================ ================ ================
Unit value                                      $     0.970043   $     1.251984   $     1.139194   $     0.893534   $     0.683076
                                               ================ ================ ================ ================ ================


                                                  See Notes to Financial Statements

                                                                SA-1

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2001
                                                             (CONTINUED)

                                                                                                                    FEDERATED FUND
                                                                                  ALGER AMERICAN    DEUTSCHE VIT       FOR U.S.
                                               AIM V.I. CAPITAL                  LEVERAGED ALLCAP  EAFE(R) EQUITY     GOVERNMENT
                                                 APPRECIATION    AIM V.I. VALUE     PORTFOLIO          INDEX        SECURITIES II
                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               ---------------- ---------------- ---------------- ---------------- -----------------
ASSETS
             Investments at cost                $        8,409   $       90,395   $      212,322   $       16,169   $      584,313
                                               ================ ================ ================ ================ ================
             Investments at market              $        8,301   $       90,315   $      220,675   $       16,340   $      591,275
                                               ================ ================ ================ ================ ================
              Total assets                               8,301           90,315          220,675           16,340          591,275
LIABILITIES
             Accrued expenses to related party               6               40              180               12              468
                                               ---------------- ---------------- ---------------- ---------------  ----------------
NET ASSETS                                      $        8,295   $       90,275   $      220,495   $       16,328   $      590,807
                                               ================ ================ ================ ================ ================
Accumulation units outstanding                           8,948           95,997          269,092           18,325          570,988
                                               ================ ================ ================ ================ ================
Unit value                                      $     0.927004   $     0.940383   $     0.819408   $     0.891069   $     1.034711
                                               ================ ================ ================ ================ ================


                                                                      VIP           VIP GROWTH
                                                FEDERATED HIGH    CONTRAFUND(R)     OPPORTUNITY      VIP GROWTH      MUTUAL SHARES
                                               INCOME BOND FUND    PORTFOLIO         PORTFOLIO       PORTFOLIO        SECURITIES
                                                 II SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               ---------------- ---------------- ---------------- ---------------- -----------------
ASSETS
             Investments at cost                $       79,413   $       73,517   $       23,854   $       78,394   $      120,963
                                               ================ ================ ================ ================ ================
             Investments at market              $       78,914   $       73,496   $       24,220   $       77,673   $      119,484
                                               ---------------- ---------------- ---------------- ---------------  ----------------
              Total assets                              78,914           73,496           24,220           77,673          119,484
LIABILITIES
             Accrued expenses to related party              58               44               19               56               92
                                               ---------------- ---------------- ---------------- ---------------  ----------------
NET ASSETS                                      $       78,856   $       73,452   $       24,201   $       77,617   $      119,392
                                               ================ ================ ================ ================ ================
Accumulation units outstanding                          79,581           78,458           28,780           87,277          120,422
                                               ================ ================ ================ ================ ================
Unit value                                      $     0.990896   $     0.936195   $     0.840904   $     0.889321   $     0.991443
                                               ================ ================ ================ ================ ================


                                                                   TEMPLETON
                                                                   DEVELOPING                        TEMPLETON
                                                TEMPLETON ASSET      MARKET      TEMPLETON GROWTH   INTERNATIONAL     TECHNOLOGY
                                                  STRATEGIES       SECURITIES       SECURITIES       SECURITIES       PORTFOLIO
                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               ---------------- ---------------- ---------------- ---------------- -----------------
ASSETS
             Investments at cost                $       83,131   $          105   $       38,236   $      100,513   $       55,052
                                               ================ ================ ================ ================ ================
             Investments at market              $       74,846   $          102   $       38,661   $       91,853   $       55,913
                                               ---------------- ---------------- ---------------- ---------------  ----------------
              Total assets                              74,846              102           38,661           91,853           55,913
LIABILITIES
             Accrued expenses to related party              61                1               29               58               45
                                               ---------------- ---------------- ---------------- ---------------  ----------------
NET ASSETS                                      $       74,785   $          101   $       38,632   $       91,795   $       55,868
                                               ================ ================ ================ ================ ================
Accumulation units outstanding                          82,403              104           38,079           97,820          116,539
                                               ================ ================ ================ ================ ================
Unit value                                      $     0.907541   $     0.973280   $     1.014503   $     0.938401   $     0.479393
                                               ================ ================ ================ ================ ================


                                                                     WANGER
                                                WANGER FOREIGN   INTERNATIONAL                       WANGER U.S.
                                                     FORTY         SMALL CAP      WANGER TWENTY        SMALL
                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               ---------------- ---------------- ---------------- ----------------
ASSETS
             Investments at cost                $       19,148   $      168,252   $       12,992   $      216,022
                                               ================ ================ ================ ================
             Investments at market              $       18,121   $      162,807   $       13,860   $      230,274
                                               ---------------- ---------------- ---------------- ---------------
              Total assets                              18,121          162,807           13,860          230,274
LIABILITIES
             Accrued expenses to related party              13              141               11              169
                                               ---------------- ---------------- ---------------- ---------------
NET ASSETS                                      $       18,108   $      162,666   $       13,849   $      230,105
                                               ================ ================ ================ ================
Accumulation units outstanding                          20,136          213,181           11,966          212,271
                                               ================ ================ ================ ================
Unit value                                      $     0.899240   $     0.763045   $     1.157329   $     1.084017
                                               ================ ================ ================ ================


                                                  See Notes to Financial Statements

                                                                SA-2

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001


                                                   PHOENIX-         PHOENIX-         PHOENIX-         PHOENIX-      PHOENIX-DUFF &
                                                   ABERDEEN         ABERDEEN         DEUTSCHE         DEUTSCHE       PHELPS REAL
                                                INTERNATIONAL       NEW ASIA          DOW 30         NASDAQ-100    ESTATE SECURITIES
                                                SUBACCOUNT (1)   SUBACCOUNT (21)  SUBACCOUNT (15)  SUBACCOUNT (5)   SUBACCOUNT (8)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
Investment income
             Distributions                      $         --     $           42   $        1,128   $         --     $        1,971
Expenses
             Mortality, expense risk and
               administrative charges                      605                1              220               55              307
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net investment income (loss)                              (605)              41              908              (55)           1,664
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net realized gain (loss) from share
  transactions                                              49             --                  3             (788)              (1)
Net realized gain distribution from Fund                 1,041             --                429             --               --
Net unrealized appreciation (depreciation)
  on investment                                         (7,387)              67            1,046             (616)          (1,497)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net gain (loss) on investment                           (6,297)              67            1,478           (1,404)          (1,498)
Net increase (decrease) in net assets
  resulting from operations                     $       (6,902)  $          108   $        2,386   $       (1,459)  $          166
                                               ================ ================ ================ ================ ================


                                                                                     PHOENIX-
                                                   PHOENIX-         PHOENIX-         ENGEMANN         PHOENIX-          PHOENIX-
                                                   ENGEMANN         ENGEMANN         SMALL &       FEDERATED U.S.       GOODWIN
                                                CAPITAL GROWTH     NIFTY FIFTY    MID-CAP GROWTH   GOVERNMENT BOND    MONEY MARKET
                                                SUBACCOUNT (1)   SUBACCOUNT (16)  SUBACCOUNT (1)   SUBACCOUNT (19)   SUBACCOUNT (7)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
Investment income
             Distributions                      $           19   $         --     $            8   $         --     $        3,568
Expenses
             Mortality, expense risk and
              administrative charges                     1,208               13              128             --              1,092
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net investment income (loss)                            (1,189)             (13)            (120)            --              2,476
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net realized gain (loss) from share
  transactions                                         (11,863)             599              148               (2)            --
Net realized gain distribution from Fund                 1,522             --               --               --               --
Net unrealized appreciation (depreciation)
  on investment                                        (18,020)             645           (3,724)            --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net gain (loss) on investment                          (28,361)           1,244           (3,576)              (2)            --
Net increase (decrease) in net assets
  resulting from operations                     $      (29,550)  $        1,231   $       (3,696)  $           (2)  $        2,476
                                               ================ ================ ================ ================ ================


                                                PHOENIX-GOODWIN     PHOENIX-       PHOENIX-J.P.
                                                 MULTI-SECTOR      HOLLISTER      MORGAN RESEARCH  PHOENIX-JANUS     PHOENIX-JANUS
                                                 FIXED INCOME     VALUE EQUITY    ENHANCED INDEX    CORE EQUITY     FLEXIBLE INCOME
                                                SUBACCOUNT (10)  SUBACCOUNT (4)   SUBACCOUNT (5)   SUBACCOUNT (3)   SUBACCOUNT (2)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
Investment income
             Distributions                      $        5,743   $        3,889   $          344   $        1,000   $       10,366
Expenses
             Mortality, expense risk and
               administrative charges                      437            1,903              248              666            1,167
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net investment income (loss)                             5,306            1,986               96              334            9,199
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net realized gain (loss) from share
  transactions                                             193           (1,432)            (333)            (170)             (27)
Net realized gain distribution from Fund                  --                503               25             --              2,836
Net unrealized appreciation (depreciation)
  on investment                                         (3,046)         (24,302)             715           (5,258)          (9,847)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net gain (loss) on investment                           (2,853)         (25,231)             407           (5,428)          (7,038)
Net increase (decrease) in net assets
  resulting from operations                     $        2,453   $      (23,245)  $          503   $       (5,094)  $        2,161
                                               ================ ================ ================ ================ ================


                                                                  PHOENIX-MFS     PHOENIX-MORGAN                   PHOENIX-OAKHURST
                                                PHOENIX-JANUS      INVESTORS      STANLEY FOCUS   PHOENIX-OAKHURST    GROWTH AND
                                                    GROWTH        GROWTH STOCK        EQUITY         BALANCED           INCOME
                                                SUBACCOUNT (16)  SUBACCOUNT (22)  SUBACCOUNT (4)   SUBACCOUNT (3)   SUBACCOUNT (1)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
Investment income
             Distributions                      $         --     $         --     $         --     $        2,825   $          420
Expenses
             Mortality, expense risk and
               administrative charges                      343             --                 87              837              316
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net investment income (loss)                              (343)            --                (87)           1,988              104
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net realized gain (loss) from share
  transactions                                             113             --                 (1)              99               30
Net realized gain distribution from Fund                  --               --               --              1,376               70
Net unrealized appreciation (depreciation)
  on investment                                           (380)            --                441            1,821             (558)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net gain (loss) on investment                             (267)            --                440            3,296             (458)
Net increase (decrease) in net assets
  resulting from operations                     $         (610)  $         --     $          353   $        5,284   $         (354)
                                               ================ ================ ================ ================ ================


                                               PHOENIX-OAKHURST  PHOENIX-SANFORD  PHOENIX-SANFORD  PHOENIX-SANFORD
                                                  STRATEGIC        BERNSTEIN        BERNSTEIN        BERNSTEIN      PHOENIX-SENECA
                                                  ALLOCATION      GLOBAL VALUE     MID-CAP VALUE   SMALL-CAP VALUE  MID-CAP GROWTH
                                                SUBACCOUNT (9)   SUBACCOUNT (11)  SUBACCOUNT (5)   SUBACCOUNT (11)   SUBACCOUNT (8)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
Investment income
             Distributions                      $        3,517   $          233   $          722   $          408   $         --
Expenses
             Mortality, expense risk and
               administrative charges                      927              108              247              209              713
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net investment income (loss)                             2,590              125              475              199             (713)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net realized gain (loss) from share
  transactions                                             128               32              (19)              13           (2,223)
Net realized gain distribution from Fund                   704              171              397              760             --
Net unrealized appreciation (depreciation)
  on investment                                          1,720             (861)           7,059            2,883           (1,000)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net gain (loss) on investment                            2,552             (658)           7,437            3,656           (3,223)
Net increase (decrease) in net assets
  resulting from operations                     $        5,142   $         (533)  $        7,912   $        3,855   $       (3,936)
                                               ================ ================ ================ ================ ================


                                                  See Notes to Financial Statements

                                                                SA-3

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                             (CONTINUED)


                                                                                                   ALGER AMERICAN
                                                                                                      PORTFOLIO        DEUTSCHE
                                                PHOENIX-SENECA  AIM V.I. CAPITAL                   LEVERAGED ALLCAP  VIT EAFE(R)
                                                STRATEGIC THEME   APPRECIATION    AIM V.I. VALUE     PORTFOLIO       EQUITY INDEX
                                                SUBACCOUNT (1)   SUBACCOUNT (17)  SUBACCOUNT (18)  SUBACCOUNT (2)   SUBACCOUNT (20)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
Investment income
             Distributions                      $         --     $         --     $           84   $         --     $         --
Expenses
             Mortality, expense risk and
               administrative charges                      947               10               47              660               13
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net investment income (loss)                              (947)             (10)              37             (660)             (13)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net realized gain (loss) from share
  transactions                                             878             --                (15)          (2,744)            --
Net realized gain distribution from Fund                 2,219              657            1,278              182             --
Net unrealized appreciation (depreciation)
  on investment                                        (24,566)            (108)             (80)           8,353              171
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net gain (loss) on investment                          (21,469)             549            1,183            5,791              171
Net increase (decrease) in net assets
  resulting from operations                     $      (22,416)  $          539   $        1,220   $        5,131   $          158
                                               ================ ================ ================ ================ ================


                                                FEDERATED FUND
                                                   FOR U.S.      FEDERATED HIGH       VIP            VIP GROWTH
                                                  GOVERNMENT      INCOME BOND     CONTRAFUND(R)     OPPORTUNITIES     VIP GROWTH
                                                SECURITIES II       FUND II         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                SUBACCOUNT (6)   SUBACCOUNT (11)  SUBACCOUNT (4)   SUBACCOUNT (2)   SUBACCOUNT (4)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
Investment income
             Distributions                      $          301   $         --     $         --     $            3   $         --
Expenses
             Mortality, expense risk and
               administrative charges                    1,822              300              197               62              220
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net investment income (loss)                            (1,521)            (300)            (197)             (59)            (220)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net realized gain (loss) from share
  transactions                                             381               60              247             (302)              50
Net realized gain distribution from Fund                  --               --               --               --               --
Net unrealized appreciation (depreciation)
  on investment                                          6,962             (499)             (21)             366             (721)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net gain (loss) on investment                            7,343             (439)             226               64             (671)
Net increase (decrease) in net assets
  resulting from operations                     $        5,822   $         (739)  $           29   $            5   $         (891)
                                               ================ ================ ================ ================ ================


                                                                                     TEMPLETON
                                                                                    DEVELOPMENT       TEMPLETON        TEMPLETON
                                                MUTUAL SHARES    TEMPLETON ASSET     MARKETS           GROWTH        INTERNATIONAL
                                                  SECURITIES       STRATEGY         SECURITIES       SECURITIES       SECURITIES
                                                SUBACCOUNT (14)  SUBACCOUNT (3)   SUBACCOUNT (8)   SUBACCOUNT (13)  SUBACCOUNT (8)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
Investment income
             Distributions                      $          435   $          618   $            1   $          392   $          613
Expenses
             Mortality, expense risk and
               administrative charges                      388              391                1               97              251
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net investment income (loss)                                47              227             --                295              362
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net realized gain (loss) from share
  transactions                                               8               19                3                4               77
Net realized gain distribution from Fund                 1,464            4,424             --                 44            4,822
Net unrealized appreciation (depreciation)
  on investment                                          1,479)          (8,285)              (3)             425           (8,660)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net gain (loss) on investment                               (7)          (3,842)            --                473           (3,761)
Net increase (decrease) in net assets
  resulting from operations                     $           40   $       (3,615)  $         --     $          768   $       (3,399)
                                               ================ ================ ================ ================ ================


                                                                                     WANGER
                                                  TECHNOLOGY         WANGER       INTERNATIONAL                      WANGER U.S.
                                                  PORTFOLIO      FOREIGN FORTY      SMALL CAP      WANGER TWENTY      SMALL CAP
                                                SUBACCOUNT (2)   SUBACCOUNT (12)  SUBACCOUNT (1)   SUBACCOUNT (8)   SUBACCOUNT (1)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
Investment income
             Distributions                      $         --     $         --     $         --     $         --     $            4
Expenses
             Mortality, expense risk
               and administrative charges                  187               78              523               46              565
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net investment income (loss)                              (187)             (78)            (523)             (46)            (561)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net realized gain (loss) from share
  transactions                                            (105)              30           (1,161)               3             (156)
Net realized gain distribution from Fund                  --               --                999             --               --
Net unrealized appreciation (depreciation)
  on investment                                            861           (1,027)          (5,445)             868           14,252
                                               ---------------- ---------------- ---------------- ---------------  ----------------
Net gain (loss) on investment                              756             (997)          (5,607)             871           14,096
Net increase (decrease) in net assets
  resulting from operations                     $          569   $       (1,075)  $       (6,130)  $          825   $       13,535
                                               ================ ================ ================ ================ ================




Footnotes For Statements of Operations
For the period ended December 31, 2001

(1) From inception January 30, 2001 to December 31, 2001
(2) From inception February 2, 2001 to December 31, 2001
(3) From inception March 5, 2001 to December 31, 2001
(4) From inception March 9, 2001 to December 31, 2001
(5) From inception March 14, 2001 to December 31, 2001
(6) From inception March 19, 2001 to December 31, 2001
(7) From inception March 20, 2001 to December 31, 2001
(8) From inception March 27, 2001 to December 31, 2001
(9) From inception March 30, 2001 to December 31, 2001
(10) From inception April 2, 2001 to December 31, 2001
(11) From inception April 11, 2001 to December 31, 2001
(12) From inception April 12, 2001 to December 31, 2001
(13) From inception April 16, 2001 to December 31, 2001
(14) From inception May 1, 2001 to December 31, 2001
(15) From inception May 2, 2001 to December 31, 2001
(16) From inception June 5, 2001 to December 31, 2001
(17) From inception July 9, 2001 to December 31, 2001
(18) From inception July 23, 2001 to December 31, 2001
(19) From inception October 30, 2001 to December 31, 2001
(20) From inception November 19, 2001 to December 31, 2001
(21) From inception December 4, 2001 to December 31, 2001
(22) From inception December 31, 2001 to December 31, 2001


                                                  See Notes to Financial Statements

                                                                SA-4

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                      PHOENIX-
                                                  PHOENIX-          PHOENIX-         PHOENIX-         DEUTSCHE      PHOENIX-DUFF &
                                                  ABERDEEN          ABERDEEN         DEUTSCHE        NASDAQ-100       PHELPS REAL
                                                INTERNATIONAL       NEW ASIA          DOW 30          INDEX(R)     ESTATE SECURITIES
                                                SUBACCOUNT (1)   SUBACCOUNT (21)  SUBACCOUNT (15)   SUBACCOUNT (5)   SUBACCOUNT (8)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
FROM OPERATIONS
     Net investment income (loss)              $         (605)  $           41   $          908   $          (55)  $        1,664
     Net realized gain (loss)                           1,090             --                432             (788)              (1)
     Net unrealized appreciation
          (depreciation)                               (7,387)              67            1,046             (616)          (1,497)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) resulting from
          operations                                   (6,902)             108            2,386           (1,459)             166
                                               ---------------- ---------------- ---------------- ---------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                             111,320            2,767          113,475           39,490           77,268
     Participant transfers                             74,412             --             59,935            9,941           22,763
     Participant withdrawals                             (223)            --               --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets
          resulting from participant
          transactions                                185,509            2,767          173,410           49,431          100,031
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets            178,607            2,875          175,796           47,972          100,197
NET ASSETS
     Beginning of period                                 --               --               --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     End of period                             $      178,607   $        2,875   $      175,796   $       47,972   $      100,197
                                               ================ ================ ================ ================ ================


                                                                                     PHOENIX-
                                                   PHOENIX-         PHOENIX-         ENGEMANN         PHOENIX-          PHOENIX-
                                                   ENGEMANN         ENGEMANN         SMALL &       FEDERATED U.S.       GOODWIN
                                                CAPITAL GROWTH     NIFTY FIFTY    MID-CAP GROWTH   GOVERNMENT BOND    MONEY MARKET
                                                SUBACCOUNT (1)   SUBACCOUNT (16)  SUBACCOUNT (1)   SUBACCOUNT (19)   SUBACCOUNT (7)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
FROM OPERATIONS
     Net investment income (loss)              $       (1,189)  $          (13)  $         (120)  $         --     $        2,476
     Net realized gain (loss)                         (10,341)             599              148               (2)            --
     Net unrealized appreciation
          (depreciation)                              (18,020)             645           (3,724)            --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) resulting from
          operations                                  (29,550)           1,231           (3,696)              (2)           2,476
                                               ---------------- ---------------- ---------------- ---------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                             273,862              954           35,876             --            620,130
     Participant transfers                            125,162            6,537            5,777                2         (259,333)
     Participant withdrawals                             --               (638)            --               --               (138)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets
          resulting from participant
          transactions                                399,024            6,853           41,653                2          360,659
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets            369,474            8,084           37,957             --            363,135
NET ASSETS
     Beginning of period                                 --               --               --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     End of period                             $      369,474   $        8,084   $       37,957   $         --     $      363,135
                                               ================ ================ ================ ================ ================


                                                PHOENIX-GOODWIN     PHOENIX-       PHOENIX-J.P.
                                                 MULTI-SECTOR      HOLLISTER      MORGAN RESEARCH  PHOENIX-JANUS     PHOENIX-JANUS
                                                 FIXED INCOME     VALUE EQUITY    ENHANCED INDEX    CORE EQUITY     FLEXIBLE INCOME
                                                SUBACCOUNT (10)  SUBACCOUNT (4)   SUBACCOUNT (5)   SUBACCOUNT (3)   SUBACCOUNT (2)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
FROM OPERATIONS
     Net investment income (loss)              $        5,306   $        1,986   $           96   $          334   $        9,199
     Net realized gain (loss)                             193             (929)            (308)            (170)           2,809
     Net unrealized appreciation
          (depreciation)                               (3,046)         (24,302)             715           (5,258)          (9,847)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) resulting from
          operations                                    2,453          (23,245)             503           (5,094)           2,161
                                               ---------------- ---------------- ---------------- ---------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                              68,574          407,366           20,487          117,521          373,034
     Participant transfers                            108,688          254,752           74,963           38,668           14,214
     Participant withdrawals                             (274)          (1,920)            --               --             (4,402)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets
          resulting from participant
          transactions                                176,988          660,198           95,450          156,189          382,846
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets            179,441          636,953           95,953          151,095          385,007
NET ASSETS
     Beginning of period                                 --               --               --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     End of period                             $      179,441   $      636,953   $       95,953   $      151,095   $      385,007
                                               ================ ================ ================ ================ ================


                                                                  PHOENIX-MFS     PHOENIX-MORGAN                   PHOENIX-OAKHURST
                                                PHOENIX-JANUS      INVESTORS      STANELY FOCUS   PHOENIX-OAKHURST    GROWTH AND
                                                    GROWTH        GROWTH STOCK        EQUITY         BALANCED           INCOME
                                                SUBACCOUNT (16)  SUBACCOUNT (22)  SUBACCOUNT (4)   SUBACCOUNT (3)   SUBACCOUNT (1)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
FROM OPERATIONS
     Net investment income (loss)              $         (343)  $         --     $          (87)  $        1,988   $          104
     Net realized gain (loss)                             113             --                 (1)           1,475              100
     Net unrealized appreciation
          (depreciation)                                 (380)            --                441            1,821             (558)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) resulting from
          operations                                     (610)            --                353            5,284             (354)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                             130,364            1,500           33,557          168,324          100,428
     Participant transfers                             70,170             --               --             51,546           25,524
     Participant withdrawals                             --               --               --               (500)            --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets
          resulting from participant
          transactions                                200,534            1,500           33,557          219,370          125,952
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets            199,924            1,500           33,910          224,654          125,598
NET ASSETS
     Beginning of period                                 --               --               --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     End of period                             $      199,924   $        1,500   $       33,910   $      224,654   $      125,598
                                               ================ ================ ================ ================ ================


                                                  See Notes to Financial Statements

                                                                SA-5

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                             (CONTINUED)


                                               PHOENIX-OAKHURST  PHOENIX-SANFORD  PHOENIX-SANFORD  PHOENIX-SANFORD
                                                  STRATEGIC        BERNSTEIN        BERNSTEIN        BERNSTEIN      PHOENIX-SENECA
                                                  ALLOCATION      GLOBAL VALUE     MID-CAP VALUE   SMALL-CAP VALUE  MID-CAP GROWTH
                                                SUBACCOUNT (9)   SUBACCOUNT (11)  SUBACCOUNT (5)   SUBACCOUNT (11)   SUBACCOUNT (8)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
FROM OPERATIONS
     Net investment income (loss)              $        2,590   $          125   $          475   $          199   $         (713)
     Net realized gain (loss)                             832              203              378              773           (2,223)
     Net unrealized appreciation
          (depreciation)                                1,720             (861)           7,059            2,883           (1,000)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) resulting from
          operations                                    5,142             (533)           7,912            3,855           (3,936)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                             231,529           21,365           51,207           34,380          272,847
     Participant transfers                            111,016           10,226           38,922           31,268           57,557
     Participant withdrawals                             --               --               --               --             (1,830)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets
          resulting from participant
          transactions                                342,545           31,591           90,129           65,648          328,574
     Net increase (decrease) in net assets            347,687           31,058           98,041           69,503          324,638
                                               ---------------- ---------------- ---------------- ---------------  ----------------
NET ASSETS
      Beginning of period                                --               --               --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
      End of period                            $      347,687   $       31,058   $       98,041   $       69,503   $      324,638
                                               ================ ================ ================ ================ ================


                                                                                                   ALGER AMERICAN
                                                                                                      PORTFOLIO        DEUTSCHE
                                                PHOENIX-SENECA  AIM V.I. CAPITAL                   LEVERAGED ALLCAP  VIT EAFE(R)
                                                STRATEGIC THEME   APPRECIATION    AIM V.I. VALUE     PORTFOLIO       EQUITY INDEX
                                                SUBACCOUNT (1)   SUBACCOUNT (17)  SUBACCOUNT (18)  SUBACCOUNT (2)   SUBACCOUNT (20)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
FROM OPERATIONS
     Net investment income (loss)              $         (947)  $          (10)  $           37   $         (660)  $          (13)
     Net realized gain (loss)                           3,097              657            1,263           (2,562)            --
     Net unrealized appreciation
          (depreciation)                              (24,566)            (108)             (80)           8,353              171
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) resulting from
          operations                                  (22,416)             539            1,220            5,131              158
                                               ---------------- ---------------- ---------------- ---------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                             206,082            1,354           79,024          184,735           14,123
     Participant transfers                             85,332            6,402           10,031           32,188            2,047
     Participant withdrawals                             --               --               --             (1,559)            --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets
          resulting from participant
          transactions                                291,414            7,756           89,055          215,364           16,170
     Net increase (decrease) in net assets            268,998            8,295           90,275          220,495           16,328
                                               ---------------- ---------------- ---------------- ---------------  ----------------
NET ASSETS
     Beginning of period                                 --               --               --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     End of period                             $      268,998   $        8,295   $       90,275   $      220,495   $       16,328
                                               ================ ================ ================ ================ ================


                                                FEDERATED FUND
                                                   FOR U.S.      FEDERATED HIGH       VIP            VIP GROWTH
                                                  GOVERNMENT      INCOME BOND     CONTRAFUND(R)     OPPORTUNITIES     VIP GROWTH
                                                SECURITIES II       FUND II         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                SUBACCOUNT (6)   SUBACCOUNT (11)  SUBACCOUNT (4)   SUBACCOUNT (2)   SUBACCOUNT (4)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
FROM OPERATIONS
     Net investment income (loss)              $       (1,521)  $         (300)  $         (197)  $          (59)  $         (220)
     Net realized gain (loss)                             381               60              247             (302)              50
     Net unrealized appreciation
          (depreciation)                                6,962             (499)             (21)             366             (721)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) resulting from
          operations                                    5,822             (739)              29                5             (891)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                             450,580           46,244           55,291            7,461           23,808
     Participant transfers                            139,482           33,768           18,132           16,735           54,700
     Participant withdrawals                           (5,077)            (417)            --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets
          resulting from participant
          transactions                                584,985           79,595           73,423           24,196           78,508
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets            590,807           78,856           73,452           24,201           77,617
NET ASSETS
     Beginning of period                                 --               --               --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     End of period                             $      590,807   $       78,856   $       73,452   $       24,201   $       77,617
                                               ================ ================ ================ ================ ================


                                                  See Notes to Financial Statements

                                                                SA-6

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                             (CONTINUED)

                                                                                     TEMPLETON
                                                                                    DEVELOPMENT       TEMPLETON        TEMPLETON
                                                MUTUAL SHARES    TEMPLETON ASSET     MARKETS           GROWTH        INTERNATIONAL
                                                  SECURITIES       STRATEGY         SECURITIES       SECURITIES       SECURITIES
                                                SUBACCOUNT (14)  SUBACCOUNT (3)   SUBACCOUNT (8)   SUBACCOUNT (13)  SUBACCOUNT (8)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
FROM OPERATIONS
     Net investment income (loss)              $           47   $          227   $         --     $          295   $          362
     Net realized gain (loss)                           1,472            4,443                3               48            4,899
     Net unrealized appreciation
          (depreciation)                               (1,479)          (8,285)              (3)             425           (8,660)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) resulting from
          operations                                       40           (3,615)            --                768           (3,399)
                                               ---------------- ---------------- ---------------- ---------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                             102,034           75,561              190           18,172           75,862
     Participant transfers                             17,318            2,839              (89)          19,692           19,332
     Participant withdrawals                             --               --               --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets
          resulting from participant
          transactions                                119,352           78,400              101           37,864           95,194
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets            119,392           74,785              101           38,632           91,795
NET ASSETS
     Beginning of period                                 --               --               --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     End of period                             $      119,392   $       74,785   $          101   $       38,632   $       91,795
                                               ================ ================ ================ ================ ================


                                                                                     WANGER
                                                  TECHNOLOGY         WANGER       INTERNATIONAL                      WANGER U.S.
                                                  PORTFOLIO      FOREIGN FORTY      SMALL CAP      WANGER TWENTY      SMALL CAP
                                                SUBACCOUNT (2)   SUBACCOUNT (12)  SUBACCOUNT (1)   SUBACCOUNT (8)   SUBACCOUNT (1)
                                               ---------------- ---------------- ---------------- ---------------- -----------------
FROM OPERATIONS
     Net investment income (loss)              $         (187)  $          (78)  $         (523)  $          (46)  $         (561)
     Net realized gain (loss)                            (105)              30             (162)               3             (156)
     Net unrealized appreciation
          (depreciation)                                  861           (1,027)          (5,445)             868           14,252
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) resulting from
          operations                                      569           (1,075)          (6,130)             825           13,535
                                               ---------------- ---------------- ---------------- ---------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                              14,105           16,037          132,531           10,857          148,995
     Participant transfers                             41,194            3,146           37,182            2,167           67,575
     Participant withdrawals                             --               --               (917)            --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets
          resulting from participant
          transactions                                 55,299           19,183          168,796           13,024          216,570
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in net assets             55,868           18,108          162,666           13,849          230,105
NET ASSETS
     Beginning of period                                 --               --               --               --               --
                                               ---------------- ---------------- ---------------- ---------------  ----------------
     End of period                             $       55,868   $       18,108   $      162,666   $       13,849   $      230,105
                                               ================ ================ ================ ================ ================





Footnotes for Statements of Changes In Net Assets for the period ended December 31, 2001

(1) From inception January 30, 2001 to December 31, 2001
(2) From inception February 2, 2001 to December 31, 2001
(3) From inception March 5, 2001 to December 31, 2001
(4) From inception March 9, 2001 to December 31, 2001
(5) From inception March 14, 2001 to December 31, 2001
(6) From inception March 19, 2001 to December 31, 2001
(7) From inception March 20, 2001 to December 31, 2001
(8) From inception March 27, 2001 to December 31, 2001
(9) From inception March 30, 2001 to December 31, 2001
(10) From inception April 2, 2001 to December 31, 2001
(11) From inception April 11, 2001 to December 31, 2001
(12) From inception April 12, 2001 to December 31, 2001
(13) From inception April 16, 2001 to December 31, 2001
(14) From inception May 1, 2001 to December 31, 2001
(15) From inception May 2, 2001 to December 31, 2001
(16) From inception June 5, 2001 to December 31, 2001
(17) From inception July 9, 2001 to December 31, 2001
(18) From inception July 23, 2001 to December 31, 2001
(19) From inception October 30, 2001 to December 31, 2001
(20) From inception November 19, 2001 to December 31, 2001
(21) From inception December 4, 2001 to December 31, 2001
(22) From inception December 31, 2001 to December 31, 2001


                                                  See Notes to Financial Statements

                                                                SA-7

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Option 1)) (the "Account"), formerly Phoenix Home Life Variable Accumulation Account is a separate investment account of Phoenix Life Insurance Company ("Phoenix") (See Note 9), formerly Phoenix Home Life Mutual Insurance Company. Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 50 subaccounts, that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust -- Class 2, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (the "Funds"). As of December 31, 2001, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

------------------------------------------------------------------ ----------------------------------------------------------------
SERIES NAME                                                        INVESTMENT OBJECTIVE
-----------                                                        --------------------
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Aberdeen International Series                              High total return consistent with reasonable risk.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                   Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                  Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                   Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series (formerly, Phoenix-Bankers          Track the total return of the Dow Jones Industrial
Trust Dow 30 Series)                                               Average(SM) before fund expenses.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series (formerly,             Track the total return of the Nasdaq-100 Index(R) before fund
Phoenix-Bankers Trust Nasdaq-100(R) Series)                        expenses.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                Capital appreciation and income with approximately equal
                                                                   emphasis.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series (see Note 10)               Intermediate and long-term growth of capital, with income
                                                                   as a secondary consideration.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series (see Note 10)                  Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                     Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series (see Note 10)        High total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                High level of current income consistent with capital
                                                                   preservation and liquidity.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                   Long-term total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Hollister Value Equity Series                              Long-term capital appreciation and a secondary investment
                                                                   objective of current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                 High total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus Core Equity Series (formerly, Phoenix-Janus          Long-term growth of capital.
Equity Income Series) (see Note 10)
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                               Maximum total return consistent with the preservation of
                                                                   capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus Growth Series (see Note 10)                          Long-term capital growth in a manner consistent with the
                                                                   preservation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                          Long-term growth of capital and future income rather than
                                                                   current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                 Long-term growth of capital and secondarily to provide
                                                                   reasonable current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Value Series                                           Capital appreciation and reasonable income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                         Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Balanced Series (see Note 10)                     Reasonable income, long-term capital growth and
                                                                   conservation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                          Dividend growth, current income and capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series (see Note 10)         High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------------ ----------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

------------------------------------------------------------------ ----------------------------------------------------------------
SERIES NAME                                                        INVESTMENT OBJECTIVE
-----------                                                        --------------------
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                      Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     Long-term capital appreciation with current income as the
                                                                   secondary investment objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   Long-term capital appreciation. Current income is a secondary investment objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                               Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                              Long-term appreciation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 Growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
AIM V.I. Value Fund                                                Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund                             Replicate, before expenses, the performance of the Morgan
                                                                   Stanley Capital International EAFE(R) Index.
------------------------------------------------------------------ ----------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                 Replicate, before expenses, the performance of the Standard
                                                                   & Poor's 500 Composite Stock Price Index.
------------------------------------------------------------------ ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II (see Note 10)     Current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Federated High Income Bond Fund II                                 High current income.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                                         Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                                 Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Growth Portfolio                                               Capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Mutual Shares Securities Fund                                      Capital appreciation with income as a secondary objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Asset Strategy Fund                                      High level of total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Developing Markets Securities Fund                       Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Growth Securities Fund                                   Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton International Securities Fund                            Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Technology Portfolio                                               Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger Foreign Forty                                               Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger International Small Cap                                     Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger Twenty                                                      Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger U.S. Small Cap                                              Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                    NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
        Purchases and sales of shares of the Funds for the period ended December 31, 2001 aggregated the following:

SUBACCOUNT                                                                         PURCHASES                         SALES
----------                                                                         ---------                         -----
The Phoenix Edge Series Fund
        Phoenix-Aberdeen International Series(1)                              $      212,867                $       26,788
        Phoenix-Aberdeen New Asia Series(21)                                           2,809                          --
        Phoenix-Deutsche Dow 30 Series(15)                                           175,061                           229
        Phoenix-Deutsche Nasdaq-100 Index(R)Series(5)                                 62,703                        13,317
        Phoenix-Duff & Phelps Real Estate Securities Series(8)                       102,341                           572
        Phoenix-Engemann Capital Growth Series(1)                                    649,441                       249,810
        Phoenix-Engemann Nifty Fifty Series(16)                                       28,217                        21,370
        Phoenix-Engemann Small & Mid-Cap Growth Series(1)                             46,375                         4,818
        Phoenix-Federated U.S. Government Bond Series(19)                                151                           149
        Phoenix-Goodwin Money Market Series(7)                                       673,183                       309,861
        Phoenix-Goodwin Multi-Sector Fixed Income Series(10)                         203,462                        21,054
        Phoenix-Hollister Value Equity Series(4)                                     746,691                        83,535
        Phoenix-J.P. Morgan Research Enhanced Index Series(5)                        109,676                        14,032
        Phoenix-Janus Core Equity Series(3)                                          169,101                        12,462
        Phoenix-Janus Flexible Income Series(2)                                      506,354                       111,164
        Phoenix-Janus Growth Series(16)                                              229,754                        29,442
        Phoenix-MFS Investors Growth Stock Series(22)                                  1,500                          --
        Phoenix-Morgan Stanley Focus Equity Series(4)                                 33,550                            54
        Phoenix-Oakhurst Balanced Series(3)                                          238,272                        15,366
        Phoenix-Oakhurst Growth and Income Series(1)                                 178,041                        51,841
        Phoenix-Oakhurst Strategic Allocation Series(9)                              369,897                        23,804
        Phoenix-Sanford Bernstein Global Value Series(11)                             37,758                         5,850
        Phoenix-Sanford Bernstein Mid-Cap Value Series(5)                            117,110                        26,037
        Phoenix-Sanford Bernstein Small-Cap Value Series(11)                          72,672                         6,011
        Phoenix-Seneca Mid-Cap Growth Series(8)                                      390,410                        62,327
        Phoenix-Seneca Strategic Theme Series(1)                                     353,137                        60,268


AIM Variable Insurance Funds
        AIM V.I. Capital Appreciation Fund(17)                                         8,413                             4
        AIM V.I. Value Fund(18)                                                       92,644                         2,234


The Alger American Fund
        Alger American Leveraged All Cap Portfolio(2)                                288,686                        73,620


Deutsche Asset Management VIT Funds
        Deutsche VIT EAFE(R)Equity Index Fund(20)                                     16,170                             1


Federated Insurance Series
        Federated Fund for U.S. Government Securities II(6)                          848,256                       264,324
        Federated High Income Bond Fund II(11)                                        91,477                        12,124


Fidelity(R) Variable Insurance Products
        VIP Contrafund(R)Portfolio(4)                                                 99,219                        25,949
        VIP Growth Opportunities Portfolio(2)                                         34,850                        10,694
        VIP Growth Portfolio(4)                                                       81,166                         2,822


Franklin Templeton Variable Insurance Products Trust-- Class 2
        Mutual Shares Securities Fund(14)                                            121,356                           401
        Templeton Asset Strategy Fund(3)                                              85,217                         2,105
        Templeton Developing Markets Securities Fund(8)                                  201                            99
        Templeton Growth Securities Fund(13)                                          38,386                           154
        Templeton International Securities Fund(8)                                   107,969                         7,533


The Universal Institutional Funds, Inc.
        Technology Portfolio(2)                                                       73,811                        18,653

                            THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                    NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)


SUBACCOUNT                                                                         PURCHASES                         SALES
----------                                                                         ---------                         -----

Wanger Advisors Trust
        Wanger Foreign Forty(12)                                              $       21,619                $        2,501
        Wanger International Small Cap(1)                                            215,927                        46,514
        Wanger Twenty(8)                                                              13,100                           111
        Wanger U.S. Small Cap(1)                                                     234,650                        18,472











        (1)   From inception January 30, 2001 to December 31, 2001
        (2)   From inception February 2, 2001 to December 31, 2001
        (3)   From inception March 5, 2001 to December 31, 2001
        (4)   From inception March 9, 2001 to December 31, 2001
        (5)   From inception March 14, 2001 to December 31, 2001
        (6)   From inception March 19, 2001 to December 31, 2001
        (7)   From inception March 20, 2001 to December 31, 2001
        (8)   From inception March 27, 2001 to December 31, 2001
        (9)   From inception March 30, 2001 to December 31, 2001
        (10)  From inception April 2, 2001 to December 31, 2001
        (11)  From inception April 11, 2001 to December 31, 2001
        (12)  From inception April 12, 2001 to December 31, 2001
        (13)  From inception April 16, 2001 to December 31, 2001
        (14)  From inception May 1, 2001 to December 31, 2001
        (15)  From inception May 2, 2001 to December 31, 2001
        (16)  From inception June 5, 2001 to December 31, 2001
        (17)  From inception July 9, 2001 to December 31, 2001
        (18)  From inception July 23, 2001 to December 31, 2001
        (19)  From inception October 30, 2001 to December 31, 2001
        (20)  From inception November 19, 2001 to December 31, 2001
        (21)  From inception December 4, 2001 to December 31, 2001
        (22)  From inception December 31, 2001 to December 31, 2001

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS
  A summary of Financial Highlights of the Account for the period ended December 31, 2001 follows:

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
THE PHOENIX EDGE SERIES:
PHOENIX-ABERDEEN INTERNATIONAL SERIES (1)
Units                                                              237,646
Unit Value, end of period                                        $0.751571
Net assets, end of period (thousands)                                 $179
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.09%)(23)
Total return                                                       (24.84%)



PHOENIX-ABERDEEN NEW ASIA SERIES (21)
Units                                                                2,806
Unit Value, end of period                                        $1.024230
Net assets, end of period (thousands)                                   $3
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  19.50% (23)
Total return                                                         3.85%


PHOENIX-DEUTSCHE DOW 30 SERIES (15)
Units                                                              190,698
Unit Value, end of period                                        $0.921854
Net assets, end of period (thousands)                                 $176
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   3.74% (23)
Total return                                                        (7.81%)


PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES (5)
Units                                                               46,664
Unit Value, end of period                                        $1.028012
Net assets, end of period (thousands)                                  $48
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.90%)(23)
Total return                                                         2.80%


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES (8)
Units                                                               90,963
Unit Value, end of period                                        $1.015180
Net assets, end of period (thousands)                                 $100
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   4.93% (23)
Total return                                                        10.15%


PHOENIX-ENGEMANN CAPITAL GROWTH SERIES (1)
Units                                                              585,446
Unit Value, end of period                                        $0.631094
Net assets, end of period (thousands)                                 $369
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.89%)(23)
Total return                                                       (36.89%)


PHOENIX-ENGEMANN NIFTY FIFTY SERIES (16)
Units                                                                9,070
Unit Value, end of period                                        $0.891248
Net assets, end of period (thousands)                                   $8
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (1.01%)(23)
Total return                                                         4.74%

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES (1)
Units                                                               54,975
Unit Value, end of period                                        $0.690426
Net assets, end of period (thousands)                                  $38
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.84%)(23)
Total return                                                       (30.96%)


PHOENIX-GOODWIN MONEY MARKET SERIES(7)
Units                                                              356,437
Unit Value, end of period                                        $1.018791
Net assets, end of period (thousands)                                 $363
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   2.05% (23)
Total return                                                         1.88%


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(10)
Units                                                              175,432
Unit Value, end of period                                        $1.022856
Net assets, end of period (thousands)                                 $179
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  11.04% (23)
Total return                                                         2.29%


PHOENIX-HOLLISTER VALUE EQUITY SERIES(4)
Units                                                              757,726
Unit Value, end of period                                        $0.840612
Net assets, end of period (thousands)                                 $637
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   0.94% (23)
Total return                                                       (15.94%)


PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES(5)
Units                                                               95,577
Unit Value, end of period                                        $1.003931
Net assets, end of period (thousands)                                  $96
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   0.35% (23)
Total return                                                         0.39%


PHOENIX-JANUS CORE EQUITY SERIES(3)
Units                                                              164,222
Unit Value, end of period                                        $0.920062
Net assets, end of period (thousands)                                 $151
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   0.46% (23)
Total return                                                        (7.99%)


PHOENIX-JANUS FLEXIBLE INCOME SERIES(2)
Units                                                              369,126
Unit Value, end of period                                        $1.043026
Net assets, end of period (thousands)                                 $385
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   7.19% (23)
Total return                                                         4.30%

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
PHOENIX-JANUS GROWTH SERIES(16)
Units                                                              247,524
Unit Value, end of period                                        $0.807695
Net assets, end of period (thousands)                                 $200
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.91%)(23)
Total return                                                       (19.23%)


PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(22)
Units                                                                1,405
Unit Value, end of period                                        $1.067266
Net assets, end of period (thousands)                                   $2
Expenses as a % of average net assets                                 0.90% (23)
Net investment income as a % of average net assets                       -
Total return                                                             -


PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES(4)
Units                                                               36,956
Unit Value, end of period                                        $0.917592
Net assets, end of period (thousands)                                  $34
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.91%)(23)
Total return                                                        (8.24%)


PHOENIX-OAKHURST BALANCED SERIES(3)
Units                                                              219,198
Unit Value, end of period                                        $1.024889
Net assets, end of period (thousands)                                 $225
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   3.54% (23)
Total return                                                         2.49%


PHOENIX-OAKHURST GROWTH AND INCOME SERIES(1)
Units                                                              143,125
Unit Value, end of period                                        $0.877542
Net assets, end of period (thousands)                                 $126
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   0.30% (23)
Total return                                                       (12.25%)


PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(9)
Units                                                              327,643
Unit Value, end of period                                        $1.061175
Net assets, end of period (thousands)                                 $348
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   2.54% (23)
Total return                                                         6.12%


PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(11)
Units                                                               32,017
Unit Value, end of period                                        $0.970043
Net assets, end of period (thousands)                                  $31
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   1.06% (23)
Total return                                                        (3.00%)

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(5)
Units                                                               78,308
Unit Value, end of period                                        $1.251984
Net assets, end of period (thousands)                                  $98
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   1.77% (23)
Total return                                                        21.31%



PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(11)
Units                                                               61,011
Unit Value, end of period                                        $1.139194
Net assets, end of period (thousands)                                  $70
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   0.87% (23)
Total return                                                        13.92%


PHOENIX-SENECA MID-CAP GROWTH SERIES(8)
Units                                                              363,319
Unit Value, end of period                                        $0.893534
Net assets, end of period (thousands)                                 $325
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.91%)(23)
Total return                                                       (10.65%)


PHOENIX-SENECA STRATEGIC THEME SERIES(1)
Units                                                              393,805
Unit Value, end of period                                        $0.683076
Net assets, end of period (thousands)                                 $269
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.90%)(23)
Total return                                                       (31.69%)


AIM VARIABLE INSURANCE FUNDS:
AIM V.I. CAPITAL APPRECIATION FUND(17)
Units                                                                8,948
Unit Value, end of period                                        $0.927004
Net assets, end of period (thousands)                                   $8
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.90%)(23)
Total return                                                        (5.28%)


AIM V.I. VALUE FUND(18)
Units                                                               95,997
Unit Value, end of period                                        $0.940383
Net assets, end of period (thousands)                                  $90
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   0.72% (23)
Total return                                                        (4.95%)


THE ALGER AMERICAN FUND:
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(2)
Units                                                              269,092
Unit Value, end of period                                        $0.819408
Net assets, end of period (thousands)                                 $220
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (1.20%)(23)
Total return                                                       (18.06%)

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND(20)
Units                                                               18,325
Unit Value, end of period                                        $0.891069
Net assets, end of period (thousands)                                  $16
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.96%)(23)
Total return                                                        (0.70%)


FEDERATED INSURANCE SERIES:
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(6)
Units                                                              570,988
Unit Value, end of period                                        $1.034711
Net assets, end of period (thousands)                                 $591
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.76%)(23)
Total return                                                         3.47%


FEDERATED HIGH INCOME BOND FUND II(11)
Units                                                               79,581
Unit Value, end of period                                        $0.990896
Net assets, end of period (thousands)                                  $79
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.90%)(23)
Total return                                                        (0.91%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS:
VIP CONTRAFUND(R) PORTFOLIO(4)
Units                                                               78,458
Unit Value, end of period                                        $0.936195
Net assets, end of period (thousands)                                  $73
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.91%)(23)
Total return                                                         (6.38%)


VIP GROWTH OPPORTUNITIES PORTFOLIO(2)
Units                                                               28,780
Unit Value, end of period                                        $0.840904
Net assets, end of period (thousands)                                  $24
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.88%)(23)
Total return                                                       (15.91%)


VIP GROWTH PORTFOLIO(4)
Units                                                               87,277
Unit Value, end of period                                        $0.889321
Net assets, end of period (thousands)                                  $78
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.91%)(23)
Total return                                                       (11.07%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST-- CLASS 2:
MUTUAL SHARES SECURITIES FUND(14)
Units                                                              120,422
Unit Value, end of period                                        $0.991443
Net assets, end of period (thousands)                                 $119
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   0.11% (23)
Total return                                                        (0.86%)

                         THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                          PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                 NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
TEMPLETON ASSET STRATEGY FUND(3)
Units                                                               82,403
Unit Value, end of period                                        $0.907541
Net assets, end of period (thousands)                                  $75
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   0.53% (23)
Total return                                                        (9.25%)


TEMPLETON DEVELOPING MARKETS SECURITIES FUND(8)
Units                                                                  104
Unit Value, end of period                                        $0.973280
Net assets, end of period (thousands)                                   $0
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   0.00% (23)
Total return                                                        (2.67%)


TEMPLETON GROWTH SECURITIES FUND(13)
Units                                                               38,079
Unit Value, end of period                                        $1.014503
Net assets, end of period (thousands)                                  $39
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   2.80% (23)
Total return                                                         1.45%


TEMPLETON INTERNATIONAL SECURITIES FUND(8)
Units                                                               97,820
Unit Value, end of period                                        $0.938401
Net assets, end of period (thousands)                                  $92
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                   1.30% (23)
Total return                                                        (6.10%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
TECHNOLOGY PORTFOLIO(2)
Units                                                              116,539
Unit Value, end of period                                        $0.479393
Net assets, end of period (thousands)                                  $56
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.91%)(23)
Total return                                                       (52.06%)


WANGER ADVISORS TRUST:
WANGER FOREIGN FORTY(12)
Units                                                               20,136
Unit Value, end of period                                        $0.899240
Net assets, end of period (thousands)                                  $18
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.92%)(23)
Total return                                                       (10.08%)


WANGER INTERNATIONAL SMALL CAP(1)
Units                                                              213,181
Unit Value, end of period                                        $0.763045
Net assets, end of period (thousands)                                 $163
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.93%)(23)
Total return                                                       (23.70%)

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
WANGER TWENTY(8)
Units                                                               11,966
Unit Value, end of period                                        $1.157329
Net assets, end of period (thousands)                                  $14
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.91%)(23)
Total return                                                        15.73%


WANGER U.S. SMALL CAP(1)
Units                                                              212,271
Unit Value, end of period                                        $1.084017
Net assets, end of period (thousands)                                 $230
Expenses as a % of average net assets                                0.90% (23)
Net investment income as a % of average net assets                  (0.91%)(23)
Total return                                                         8.40%
















     (1)   From inception January 30, 2001 to December 31, 2001
     (2)   From inception February 2, 2001 to December 31, 2001
     (3)   From inception March 5, 2001 to December 31, 2001
     (4)   From inception March 9, 2001 to December 31, 2001
     (5)   From inception March 14, 2001 to December 31, 2001
     (6)   From inception March 19, 2001 to December 31, 2001
     (7)   From inception March 20, 2001 to December 31, 2001
     (8)   From inception March 27, 2001 to December 31, 2001
     (9)   From inception March 30, 2001 to December 31, 2001
     (10)  From inception April 2, 2001 to December 31, 2001
     (11)  From inception April 11, 2001 to December 31, 2001
     (12)  From inception April 12, 2001 to December 31, 2001
     (13)  From inception April 16, 2001 to December 31, 2001
     (14)  From inception May 1, 2001 to December 31, 2001
     (15)  From inception May 2, 2001 to December 31, 2001
     (16)  From inception June 5, 2001 to December 31, 2001
     (17)  From inception July 9, 2001 to December 31, 2001
     (18)  From inception July 23, 2001 to December 31, 2001
     (19)  From inception October 30, 2001 to December 31, 2001
     (20)  From inception November 19, 2001 to December 31, 2001
     (21)  From inception December 4, 2001 to December 31, 2001
     (22)  From inception December 31, 2001 to December 31, 2001
     (23)  Annualized.

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                                    SUBACCOUNT
                                  --------------------------------------------------------------------------------------------------
                                                                              PHOENIX-      PHOENIX-      PHOENIX-
                                     PHOENIX-     PHOENIX-      PHOENIX-      DEUTSCHE    DUFF & PHELPS   ENGEMANN      PHOENIX-
                                     ABERDEEN     ABERDEEN      DEUTSCHE     NASDAQ-100    REAL ESTATE     CAPITAL      ENGEMANN
                                  INTERNATIONAL   NEW ASIA       DOW 30       INDEX(R)     SECURITIES      GROWTH      NIFTY FIFTY
                                    SERIES(1)    SERIES(21)    SERIES(15)    SERIES(5)      SERIES(8)     SERIES(1)     SERIES(16)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------

Units outstanding,
  beginning of period                       -             -              -              -             -             -            -
Participant deposits                   138,532         2,806       123,191         37,846        69,780       403,780        1,078
Participant transfers                   99,618          --          67,507          8,818        21,183       181,666        8,037
Participant withdrawals                   (505)         --            --             --            --            --            (45)
                                  -------------------------------------------------------------------------------------------------
Units outstanding, end of period       237,645         2,806       190,698         46,664        90,963       585,446        9,070
                                  =================================================================================================

                                                                                             PHOENIX-
                                     PHOENIX-                    PHOENIX-                   J.P. MORGAN     PHOENIX-     PHOENIX-
                                    ENGEMANN      PHOENIX-       GOODWIN      PHOENIX-       RESEARCH        JANUS        JANUS
                                     SMALL &      GOODWIN     MULTI-SECTOR    HOLLISTER      ENHANCED        CORE       FLEXIBLE
                                     MID-CAP    MONEY MARKET  FIXED INCOME   VALUE EQUITY     INDEX         EQUITY       INCOME
                                    SERIES(1)    SERIES(7)     SERIES(10)     SERIES(4)      SERIES(5)     SERIES(3)    SERIES(2)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding,
  beginning of period                       -             -              -             -             -             -            -
Participant deposits                    46,102       612,372        67,870        460,475        19,732       123,003      359,426
Participant transfers                    8,873      (255,812)      107,634        300,069        75,845        41,219       13,763
Participant withdrawals                                 (123)          (72)        (2,818)           -             -        (4,063)
                                  -------------------------------------------------------------------------------------------------
Units outstanding, end of period        54,975       356,437       175,432        757,726        95,577       164,222      369,126
                                  =================================================================================================

                                                                                             PHOENIX-                   PHOENIX-
                                                                PHOENIX-                    OAKSHURST      PHOENIX-     SANFORD
                                    PHOENIX-   PHOENIX-MFS      MORGAN        PHOENIX-       GROWTH       OAKSHURST    BERNSTEIN
                                     JANUS      INVESTORS       STANLEY       OAKHURST         AND        STRATEGIC      GLOBAL
                                     GROWTH    GROWTH STOCK  FOCUS EQUITY    BALANCED        INCOME      ALLOCATION      VALUE
                                   SERIES(16)   SERIES(22)     SERIES(4)     SERIES(3)      SERIES(1)     SERIES(9)    SERIES(11)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding,
  beginning of period                       -             -             -              -             -             -            -
Participant deposits                    155,97         1,405        36,956        168,429       114,187       220,966       21,571
Participant transfers                   91,554            -             -          51,498        28,938       106,677       10,446
Participant withdrawals                     -             -             -            (729)           -             -            -
                                  -------------------------------------------------------------------------------------------------
Units outstanding, end of period        247,52         1,405        36,956        219,198       143,125       327,643       32,017
                                  =================================================================================================

                                    PHOENIX-      PHOENIX-
                                    SANFORD       SANFORD      PHOENIX-        PHOENIX-                                  ALGER
                                   BERNSTEIN     BERNSTEIN      SENECA          SENECA       AIM V.I.                   AMERICAN
                                     MID-CAP     SMALL-CAP      MID-CAP        STRATEGIC     CAPITAL       AIM V.I.    LEVERAGED
                                      VALUE        VALUE        GROWTH          THEME      APPRECIATION     VALUE        ALL CAP
                                    SERIES(5)    SERIES(11)    SERIES(8)       SERIES(1)     FUND(17)      FUND(18)    PORTFOLIO(2)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding,
  beginning of period                       -             -             -              -             -             -            -
Participant deposits                    44,931        31,738       299,096        273,486         1,497        84,889      230,622
Participant transfers                   33,377        29,273        65,730        120,319         7,451        11,108       40,195
Participant withdrawals                     -             -         (1,507)            -             -             -        (1,725)
                                  ------------------------------------------------------------------------------------------------
Units outstanding, end of period        78,308        61,011       363,319        393,805         8,948        95,997      269,092
                                  ================================================================================================
                                    DEUTSCHE      FEDERATED      FEDERATED
                                   VIT EAFE(R)    FUND FOR          HIGH         VIP        VIP GROWTH                MUTUAL SHARES
                                  EQUITY INDEX U.S. GOVERNMENT  INCOME BOND  CONTRAFUND(R) OPPORTUNITIES  VIP GROWTH    SECURITIES
                                     FUND(20)  SECURITIES II(6) FUND II(11)  PORTFOLIO(4)  PORTFOLIO(2)  PORTFOLIO(4)    FUND(14)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding,
  beginning of period                       -             -             -              -             -             -            -
Participant deposits                    15,814       440,598        46,028         58,833         8,605        25,325      102,681
Participant transfers                    2,511       135,075        33,915         19,625        20,175        61,952       17,741
Participant withdrawals                     -         (4,685)         (362)            -             -             -            -
                                  -------------------------------------------------------------------------------------------------
Units outstanding, end of period        18,325       570,988        79,581         78,458        28,780        87,277      120,422
                                  =================================================================================================

                                                 TEMPLETON
                                    TEMPLETON    DEVELOPING     TEMPLETON      TEMPLETON
                                      ASSET       MARKETS        GROWTH     INTERNATIONAL                  WANGER        WANGER
                                    STRATEGY     SECURITIES    SECURITIES     SECURITIES   TECHNOLOGY     FOREIGN     INTERNATIONAL
                                     FUND(3)       FUND(8)      FUND(13)        FUND(8)    PORTFOLIO(2)   FORTY(12)    SMALL CAP(1)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding,
  beginning of period                       -             -              -              -             -             -            -
Participant deposits                    79,314           197        18,166         77,138        26,341        16,406      165,648
Participant transfers                    3,089           (93)       19,913         20,682        90,198         3,730       48,595
Participant withdrawals                     -              -              -             -             -            -        (1,062)
                                  -------------------------------------------------------------------------------------------------
Units outstanding, end of period        82,403           104        38,079         97,820       116,539        20,136      213,181
                                  =================================================================================================

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS) (CONTINUED)



                                                                                    SUBACCOUNT
                                  --------------------------------------------------------------------------------------------------

                                     WANGER     WANGER U.S.
                                    TWENTY(8)   SMALL CAP(1)
                                  ------------- -------------
Units outstanding,
  beginning of period
                                            -             -
Participant deposits                     9,992       145,558
Participant transfers                    1,974        66,713
Participant withdrawals                     -             -
                                  ---------------------------
Units outstanding, end of period        11,966       212,271
                                  ===========================





(1)   From inception January 30, 2001 to December 31, 2001
(2)   From inception February 2, 2001 to December 31, 2001
(3)   From inception March 5, 2001 to December 31, 2001
(4)   From inception March 9, 2001 to December 31, 2001
(5)   From inception March 14, 2001 to December 31, 2001
(6)   From inception March 19, 2001 to December 31, 2001
(7)   From inception March 20, 2001 to December 31, 2001
(8)   From inception March 27, 2001 to December 31, 2001
(9)   From inception March 30, 2001 to December 31, 2001
(10)  From inception April 2, 2001 to December 31, 2001
(11)  From inception April 11, 2001 to December 31, 2001
(12)  From inception April 12, 2001 to December 31, 2001
(13)  From inception April 16, 2001 to December 31, 2001
(14)  From inception May 1, 2001 to December 31, 2001
(15)  From inception May 2, 2001 to December 31, 2001
(16)  From inception June 5, 2001 to December 31, 2001
(17)  From inception July 9, 2001 to December 31, 2001
(18)  From inception July 23, 2001 to December 31, 2001
(19)  From inception October 30, 2001 to December 31, 2001
(20)  From inception November 19, 2001 to December 31, 2001
(21)  From inception December 4, 2001 to December 31, 2001
(22)  From inception December 31, 2001 to December 31, 2001

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges the subaccounts the daily equivalent of .40%, .375% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $0 for the year ended December 31, 2001.

   PEPCO is the principal underwriter and distributor for the Account. Phoenix reimburses PEPCO for expenses incurred as underwriter.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $0 for the year ended December 31, 2001.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--REORGANIZATION AND INITIAL PUBLIC OFFERING

   On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted a plan of reorganization, which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly owned subsidiary of PNX. NOTE

10--PROPOSED FUND CHANGES

   On November 13, 2001, The Board of Trustees of The Phoenix Edge Series Fund approved a Plan of Reorganization to merge three series of The Phoenix Edge Series into other existing series. Each Merging Series will be merged into a corresponding Surviving Series as follows:

   Merging Series                           Surviving Series
   --------------                           ----------------

   Phoenix-Engemann Nifty Fifty Series      Phoenix-Engemann Capital Growth Series
   Phoenix-Janus Core Equity Series         Phoenix-Janus Growth Series
   Phoenix-Oakhurst Balanced Series         Phoenix-Oakhurst Strategic Allocation Series

   If the shareholders approve the Plan of Reorganization each Merging Series will transfer all or substantially all of its assets and its liabilities to the corresponding Surviving Series. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Surviving Series. The shareholders of each Merging Series must approve the Plan of Reorganization before any transaction can take place. The next meeting of The Phoenix Edge Series Fund's shareholders will be held in the Spring of 2002, at which time, these matters will be submitted for a shareholder vote.

   The Board of Trustees of the fund voted at their August 28, 2001 meeting that shares of the Phoenix-Federated U.S. Government Bond Series will no longer be available for sale except to contract/policy owners who already had account value allocated to the subaccounts investing in the series as of February 16, 2001.

   On September 18, 2001, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and Phoenix Life and Annuity Variable Universal Life Account asked the Securities and Exchange Commission ("SEC") to approve a proposal to substitute shares of Federated Fund for U.S. Government Securities II for shares of Phoenix-Federated U.S. Government Bond Series. Subject to SEC approval, the substitution is expected to be completed in 2002. It will affect contract/policy owners who have amounts invested in the Phoenix-Federated U.S. Government Bond Series at that time. Affected Contract owners will be notified when the substitution is complete.

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 11--MANAGER OF MANAGERS

   The Adviser of Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-Deutsche Dow 30 Series, Phoenix-Deutsche Nasdaq-100 Index(R) Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-J.P. Morgan Research Enhanced Index Series, Phoenix-Janus Core Equity Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, Phoenix-MFS Value Series, Phoenix-Morgan Stanley Focus Equity Series, Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Mid-Cap Value Series, Phoenix-Sanford Bernstein Small Cap Value Series ("PVA Funds") is Phoenix Variable Advisers, Inc. ("PVA"). The PVA Funds and PVA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, to permit the PVA Funds to be managed under a "manager of managers" structure. If the SEC grants the requested exemptive order, PVA will, subject to supervision and approval of the PVA Funds' Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PVA Funds. The order would, therefore, permit the PVA Funds and PVA to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the placement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. The PVA Funds and PVA believe that without such exemption, PVA may be impeded in the prompt and efficient employment of a subadvisor best suited to the needs of a particular series, and a series may be subjected to additional expenses of proxy solicitations and shareholder meetings when subadvisors are employed or replaced. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. There is no guarantee the PVA Funds will obtain this order from the SEC.

                        REPORT OF INDEPENDENT ACCOUNTANTS



{LOGO} PRICEWATERHOUSECOOPERS




To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (The Phoenix Edge(R) - VA for New York (Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (The Phoenix
Edge(R) - VA for New York (Option 1)) at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 22, 2002

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

---------------------------------

--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------







THE
Phoenix
            Option 2
     Edge - VA
            for New York


       Phoenix Life Variable Accumulation Account
       December 31, 2001



















                      [LOGO] PHOENIX WEALTH MANAGEMENT(R)

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2001

                                                                                                  PHOENIX-        PHOENIX-DUFF
                                                      PHOENIX-       PHOENIX-       PHOENIX-      DEUTSCHE          & PHELPS
                                                      ABERDEEN       ABERDEEN       DEUTSCHE     NASDAQ-100        REAL ESTATE
                                                   INTERNATIONAL     NEW ASIA        DOW 30        INDEX(R)         SECURITIES
                                                     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                                                   -------------- -------------  -------------  ---------------  --------------
ASSETS

               Investments at cost                  $    155,467   $    24,232    $    95,814    $     138,548    $    118,605
                                                   ============== =============  =============  ===============  ==============
                Investments at market               $    145,855   $    24,563    $    91,992    $     135,751    $    118,832
                                                   -------------- -------------  -------------  ---------------  --------------
                 Total assets                            145,855        24,563         91,992          135,751         118,832
LIABILITIES
               Accrued expenses to related party             161            27             87              132             108
                                                   -------------- -------------  -------------  ---------------  --------------
NET ASSETS                                          $    145,694   $    24,536    $    91,905    $     135,619    $    118,724
                                                   ============== =============  =============  ===============  ==============
Accumulation units outstanding                           180,075        24,002         99,096          151,394         109,789
                                                   ============== =============  =============  ===============  ==============
Unit value                                          $   0.809076   $  1.022291    $  0.927437    $    0.895815    $   1.081390
                                                   ============== =============  =============  ===============  ==============

                                                                                   PHOENIX-                         PHOENIX-
                                                      PHOENIX-      PHOENIX-       ENGEMANN        PHOENIX-         GOODWIN
                                                      ENGEMANN      ENGEMANN        SMALL &        GOODWIN        MULTI-SECTOR
                                                      CAPITAL         NIFTY         MID-CAP         MONEY            FIXED
                                                      GROWTH          FIFTY         GROWTH          MARKET           INCOME
                                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                   --------------  ------------  -------------  ---------------  --------------
ASSETS

               Investments at cost                  $    849,639   $   114,518    $   187,308    $   1,106,655    $    237,472
                                                   ============== =============  =============  ===============  ==============
               Investments at market                $    810,083   $   108,971    $   184,831    $   1,106,655    $    231,943
                                                   --------------  ------------  -------------  ---------------  --------------
                 Total assets                            810,083       108,971        184,831        1,106,655         231,943
LIABILITIES
              Accrued expenses to related party              773           127            198            1,181             244
                                                   -------------- -------------  -------------  ---------------  --------------

NET ASSETS                                          $    809,310   $   108,844    $   184,633    $   1,105,474    $    231,699
                                                   ============== =============  =============  ===============  ==============
Accumulation units outstanding                         1,156,942       143,368        270,155        1,089,861         230,255
                                                   ============== =============  =============  ===============  ==============
Unit value                                          $   0.699519   $  0.759172    $  0.683434    $    1.014326    $   1.006272
                                                   ============== =============  =============  ===============  ==============

                                                                    PHOENIX-J.P.
                                                       PHOENIX-      MORGAN         PHOENIX-        PHOENIX-
                                                      HOLLISTER     RESEARCH         JANUS           JANUS          PHOENIX-
                                                       VALUE         ENHANCED        CORE          FLEXIBLE          JANUS
                                                       EQUITY         INDEX          EQUITY         INCOME           GROWTH
                                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                   --------------  ------------   ------------- ---------------  --------------
ASSETS
               Investments at cost                  $    359,514   $    53,928    $    90,943    $      51,460    $    204,210
                                                   ============== =============  =============  ===============  ==============
               Investments at market                $    336,323   $    50,773    $    89,390    $      49,934    $    191,370
                                                   -------------- -------------  -------------  ---------------  --------------
                 Total assets                            336,323        50,773         89,390          49,934          191,370
LIABILITIES

               Accrued expenses to related party             367            57             88               55             205
                                                   -------------- -------------  -------------  ---------------  --------------
NET ASSETS                                          $    335,956   $    50,716    $    89,302    $      49,879    $    191,165
                                                   ============== =============  =============  ===============  ==============
Accumulation units outstanding                           398,953        60,888        102,012           47,672         206,518
                                                   ============== =============  =============  ===============  ==============
Unit value                                          $   0.842094   $  0.832947    $  0.875411    $    1.046298    $   0.925657
                                                   ============== =============  =============  ===============  ==============

                                                                     PHOENIX-       PHOENIX-        PHOENIX-         PHOENIX-
                                                      PHOENIX-       OAKHURST       OAKHURST        SANFORD          SANFORD
                                                      OAKHURST      GROWTH AND      STRATEGIC      BERNSTEIN        BERNSTEIN
                                                      BALANCED       INCOME        ALLOCATION     GLOBAL VALUE    MID-CAP VALUE
                                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   --------------  ------------   ------------- ---------------  --------------
ASSETS

               Investments at cost                  $    525,888   $   422,868    $   461,940    $      69,163    $    335,287
                                                   ============== =============  =============  ===============  ==============
               Investments at market                $    530,346   $   414,204    $   466,756    $      67,582    $    370,750
                                                   -------------- -------------  -------------  ---------------  --------------
                 Total assets                            530,346       414,204        466,756           67,582         370,750
LIABILITIES

               Accrued expenses to related party             506           429            466               75             424
                                                   -------------- -------------  -------------  ---------------  --------------
NET ASSETS                                          $    529,840   $   413,775    $   466,290    $      67,507    $    370,326
                                                   ============== =============  =============  ===============  ==============
Accumulation units outstanding                           486,949       459,997        445,865           66,925         314,707
                                                   ============== =============  =============  ===============  ==============
Unit value                                          $   1.088082   $  0.899516    $  1.045808    $    1.008694    $   1.176734


                                                      PHOENIX-
                                                       SANFORD      PHOENIX-        PHOENIX-
                                                      BERNSTEIN      SENECA         SENECA         AIM V.I.
                                                      SMALL-CAP      MID-CAP       STRATEGIC        CAPITAL         AIM V.I.
                                                       VALUE         GROWTH          THEME        APPRECIATION       VALUE
                                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   --------------  ------------  -------------  ---------------  --------------
ASSETS

               Investments at cost                  $    262,780   $   218,255    $   412,627    $      32,567    $     55,038
                                                   ============== =============  =============  ===============  ==============
               Investments at market                $    279,199   $   202,770    $   368,116    $      31,124    $     54,474
                                                   -------------- -------------  -------------  ---------------  --------------
                 Total assets                            279,199       202,770        368,116           31,124          54,474
LIABILITIES

               Accrued expenses to related party             328           200            381               32              43
                                                   -------------- -------------  -------------  ---------------  --------------
NET ASSETS                                          $    278,871   $   202,570    $   367,735    $      31,092    $     54,431
                                                   ============== =============  =============  ===============  ==============
Accumulation units outstanding                           238,274       258,325        507,345           35,547          57,991
                                                   ============== =============  =============  ===============  ==============
Unit value                                          $   1.170378   $  0.784171    $  0.724822    $    0.874679    $   0.938597
                                                   ============== =============  =============  ===============  ==============

                        See Notes to Financial Statements


                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2001
                                                             (CONTINUED)

                                                       ALGER                       FEDERATED
                                                      AMERICAN       DEUTSCHE      FUND FOR       FEDERATED
                                                     LEVERAGED      VIT EAFE(R)       U.S.        HIGH INCOME         VIP
                                                       ALLCAP         EQUITY       GOVERNMENT        BOND        CONTRAFUND(R)
                                                     PORTFOLIO         INDEX     SECURITIES II      FUND II        PORTFOLIO
                                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                   --------------  ------------  -------------  ---------------  -------------
ASSETS
                Investments at cost                 $     69,095   $    10,400    $   236,507    $     66,198     $    79,704
                                                   ============== =============  =============  ==============   =============
                Investments at market               $     66,829   $    10,488    $   242,226    $     65,858     $    78,090
                                                   -------------- -------------  -------------  --------------   -------------
                  Total assets                            66,829        10,488        242,226          65,858          78,090
LIABILITIES

                Accrued expenses to related party             74             8            256              77              87
                                                   -------------- -------------  -------------  --------------   -------------
NET ASSETS                                          $     66,755   $    10,480    $   241,970    $     65,781     $    78,003
                                                   ============== =============  =============  ==============   =============
Accumulation units outstanding                            72,672        11,783        233,388          67,433          83,214
                                                   ============== =============  =============  ==============   =============
Unit value                                          $   0.918580   $  0.889380    $  1.036767    $   0.975510     $  0.937375
                                                   ============== =============  =============  ==============   =============


                                                        VIP                                                        TEMPLETON
                                                       GROWTH           VIP          MUTUAL        TEMPLETON      DEVELOPING
                                                    OPPORTUNITIES     GROWTH         SHARES         ASSET           MARKETS
                                                     PORTFOLIO       PORTFOLIO     SECURITIES      STRATEGY        SECURITIES
                                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                   -------------- -------------  -------------  --------------   -------------
ASSETS

                Investments at cost                 $     33,972   $    35,978    $    29,416    $      7,611     $    13,021
                                                   ============== =============  =============  ==============   =============
                Investments at market               $     36,188   $    34,655    $    29,636    $      7,765     $    13,247
                                                   -------------- -------------  -------------  --------------   -------------
                  Total assets                            36,188        34,655         29,636           7,765          13,247
LIABILITIES
                Accrued expenses to related party             40            42             24               8              14
                                                   -------------- -------------  -------------  --------------   -------------
NET ASSETS                                          $     36,148   $    34,613    $    29,612    $      7,757     $    13,233
                                                   ============== =============  =============  ==============   =============
Accumulation units outstanding                            39,445        43,862         29,715           8,104          14,017
                                                   ============== =============  =============  ==============   =============
Unit value                                          $   0.916414   $  0.789144    $  0.996559    $   0.957242     $  0.944043
                                                   ============== =============  =============  ==============   =============


                                                      TEMPLETON     TEMPLETON                      WANGER           WANGER
                                                       GROWTH     INTERNATIONAL    TECHNOLOGY      FOREIGN       INTERNATIONAL
                                                     SECURITIES     SECURITIES     PORTFOLIO        FORTY          SMALL CAP
                                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                   -------------- -------------  -------------  --------------   -------------
ASSETS

                Investments at cost                 $     32,282   $    62,603    $   115,495    $     63,077     $   116,328
                                                   ============== =============  =============  ==============   =============
                Investments at market               $     32,713   $    60,496    $   116,441    $     58,679     $   114,477
                                                   -------------- -------------  -------------  --------------   -------------
                  Total assets                            32,713        60,496        116,441          58,679         114,477
LIABILITIES

                Accrued expenses to related party             36            66            128              61              94
                                                   -------------- -------------  -------------  --------------   -------------
NET ASSETS                                          $     32,677   $    60,430    $   116,313    $     58,618     $   114,383
                                                   ============== =============  =============  ==============   =============
Accumulation units outstanding                            33,255        71,062        172,181          64,983         145,281
                                                   ============== =============  =============  ==============   =============
Unit value                                          $   0.982596   $  0.850381    $  0.675527    $   0.902041     $  0.787327
                                                   ============== =============  =============  ==============   =============

                                                                     WANGER
                                                      WANGER           U.S.
                                                      TWENTY        SMALL CAP
                                                    SUBACCOUNT     SUBACCOUNT
                                                   -------------- -------------
ASSETS

                Investments at cost                 $     11,911   $   271,544
                                                   ============== =============
                Investments at market               $     12,779   $   289,796
                                                   -------------- -------------
                  Total assets                            12,779       289,796
LIABILITIES

                Accrued expenses to related party             13           301
                                                   -------------- -------------
NET ASSETS                                          $     12,766   $   289,495
                                                   ============== =============
Accumulation units outstanding                            11,217       263,760
                                                   ============== =============
Unit value                                          $   1.138094   $  1.097569
                                                   ============== =============

                        See Notes to Financial Statements


                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001


                                                                                                      PHOENIX-      PHOENIX-DUFF
                                                     PHOENIX-        PHOENIX-         PHOENIX-        DEUTSCHE        & PHELPS
                                                     ABERDEEN        ABERDEEN         DEUTSCHE       NASDAQ-100      REAL ESTATE
                                                   INTERNATIONAL     NEW ASIA          DOW 30         INDEX(R)       SECURITIES
                                                   SUBACCOUNT(8)   SUBACCOUNT(21)   SUBACCOUNT(4)   SUBACCOUNT(13)   SUBACCOUNT(18)
                                                  --------------- ---------------- --------------- ---------------- ----------------
Investment income

                Distributions                      $          --   $          423   $         900   $           --   $        1,745
Expenses
                Mortality, expense risk and
                  administrative charges                     959               81             473              662              248
                                                  --------------- ---------------- --------------- ---------------- ----------------
Net investment income (loss)                                (959)             342             427             (662)           1,497
                                                  --------------- ---------------- --------------- ---------------- ----------------
Net realized gain (loss) from share transactions              30               88            (373)              31               18
Net realized gain distribution from Fund                   2,791               --             809               --               --
Net unrealized appreciation (depreciation)
  on investment                                           (9,612)             331          (3,822)          (2,797)             227
                                                  --------------- ---------------- --------------- ---------------- ----------------
Net gain (loss) on investment                             (6,791)             419          (3,386)          (2,766)             245
Net increase (decrease) in net assets resulting
  from operations                                  $      (7,750)  $          761   $      (2,959)  $       (3,428)  $        1,742
                                                  =============== ================ =============== ================ ================

                                                                                       PHOENIX-                         PHOENIX-
                                                     PHOENIX-         PHOENIX-        ENGEMANN                          GOODWIN
                                                     ENGEMANN        ENGEMANN          SMALL &        PHOENIX-        MULTI-SECTOR
                                                     CAPITAL           NIFTY          MID-CAP         GOODWIN            FIXED
                                                     GROWTH            FIFTY            GROWTH       MONEY MARKET        INCOME
                                                   SUBACCOUNT(3)   SUBACCOUNT(5)    SUBACCOUNT(2)   SUBACCOUNT(10)   SUBACCOUNT(8)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Investment income

                Distributions                      $          16   $          --    $          39   $        8,660   $        8,851
Expenses
                Mortality, expense risk and
                  administrative charges                   2,841             479              958            4,265              825
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net investment income (loss)                              (2,825)           (479)            (919)           4,395            8,026
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net realized gain (loss) from share transactions           1,105             187              867               --              (97)
Net realized gain distribution from Fund                   5,292              --               --               --               --
Net unrealized appreciation (depreciation) on
  investment                                             (39,556)         (5,547)          (2,477)              --           (5,529)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net gain (loss) on investment                            (33,159)         (5,360)          (1,610)              --           (5,626)
Net increase (decrease) in net assets resulting
   from operations                                 $     (35,984)  $      (5,839)   $      (2,529)  $        4,395   $        2,400
                                                  =============== ===============  =============== ================ ================


                                                                     PHOENIX-
                                                      PHOENIX-     J.P. MORGAN       PHOENIX-        PHOENIX-
                                                     HOLLISTER       RESEARCH         JANUS           JANUS            PHOENIX-
                                                       VALUE         ENHANCED          CORE          FLEXIBLE           JANUS
                                                       EQUITY         INDEX           EQUITY          INCOME            GROWTH
                                                   SUBACCOUNT(1)   SUBACCOUNT(2)    SUBACCOUNT(4)   SUBACCOUNT(19)   SUBACCOUNT(11)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Investment income

                Distributions                      $       2,269   $         280    $         596   $        1,085   $           --
Expenses
                Mortality, expense risk and
                  administrative charges                   2,017             336              452              177              983
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net investment income (loss)                                 252             (56)             144              908             (983)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net realized gain (loss) from share transactions          (1,981)             41               81               (3)             373
Net realized gain distribution from Fund                   1,188             119               --              366               --
Net unrealized appreciation (depreciation) on
  investment                                             (23,191)         (3,155)          (1,553)          (1,526)         (12,840)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net gain (loss) on investment                            (23,984)         (2,995)          (1,472)          (1,163)         (12,467)
Net increase (decrease) in net assets resulting
  from operations                                  $     (23,732)  $      (3,051)   $      (1,328)  $         (255)  $      (13,450)
                                                  =============== ===============  =============== ================ ================


                                                                                                       PHOENIX-         PHOENIX-
                                                                     PHOENIX-         PHOENIX-          SANFORD         SANFORD
                                                     PHOENIX-        OAKHURST         OAKHURST         BERNSTEIN        BERNSTEIN
                                                     OAKHURST       GROWTH AND        STRATEGIC         GLOBAL           MID-CAP
                                                     BALANCED         INCOME          ALLOCATION        VALUE             VALUE
                                                   SUBACCOUNT(15)  SUBACCOUNT(4)    SUBACCOUNT(13)  SUBACCOUNT(14)   SUBACCOUNT(2)
                                                  --------------- ---------------  --------------- ---------------- ---------------
Investment income

                Distributions                      $        4,551  $       1,735    $       5,530   $          595   $        3,444
Expenses
                Mortality, expense risk and
                  administrative charges                    1,612          2,157            2,155              492            2,056
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net investment income (loss)                                2,939           (422)           3,375              103            1,388
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net realized gain (loss) from share transactions               74            229             (115)             (84)             234
Net realized gain distribution from Fund                    2,170            436            2,756              432            1,566
Net unrealized appreciation (depreciation) on
  investment                                                4,458         (8,664)           4,816           (1,581)          35,463
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net gain (loss) on investment                               6,702         (7,999)           7,457           (1,233)          37,263
Net increase (decrease) in net assets resulting
  from operations                                  $        9,641  $      (8,421)   $      10,832   $       (1,130)  $       38,651
                                                  =============== ===============  =============== ================ ================



                                                      PHOENIX-
                                                      SANFORD         PHOENIX-       PHOENIX-
                                                     BERNSTEIN        SENECA          SENECA          AIM V.I.
                                                     SMALL-CAP        MID-CAP        STRATEGIC        CAPITAL          AIM V.I.
                                                       VALUE          GROWTH           THEME        APPRECIATION         VALUE
                                                   SUBACCOUNT(14)  SUBACCOUNT(6)    SUBACCOUNT(3)   SUBACCOUNT(20)   SUBACCOUNT(22)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Investment income

                Distributions                      $       1,636   $          --    $          --   $           --   $           52
Expenses
                Mortality, expense risk and
                  administrative charges                   1,696           1,015            2,188              101               70
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net investment income (loss)                                 (60)         (1,015)          (2,188)            (101)             (18)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net realized gain (loss) from share transactions             314             (38)           1,615             (792)               3
Net realized gain distribution from Fund                   3,049              --            6,605            2,397              784
Net unrealized appreciation (depreciation) on
  investment                                              16,419         (15,485)         (44,511)          (1,443)            (564)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net gain (loss) on investment                             19,782         (15,523)         (36,291)             162              223
Net increase (decrease) in net assets resulting
  from operations                                  $      19,722   $     (16,538)   $     (38,479)  $           61   $          205
                                                  =============== ===============  =============== ================ ================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                             (CONTINUED)



                                                       ALGER
                                                      AMERICAN                        FEDERATED       FEDERATED
                                                     LEVERAGED     DEUTSCHE VIT     FUND FOR U.S        HIGH             VIP
                                                      ALLCAP          EAFE(R)         GOVERNMENT     INCOME BOND     CONTRAFUND(R)
                                                     PORTFOLIO     EQUITY INDEX     SECURITIES II      FUND II         PORTFOLIO
                                                   SUBACCOUNT(5)   SUBACCOUNT(24)   SUBACCOUNT(7)   SUBACCOUNT(14)   SUBACCOUNT(6)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Investment income

                Distributions                      $          --   $          --    $         219   $           --   $           --
Expenses

                Mortality, expense risk and
                  administrative charges                     414               8            1,459              520              524
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net investment income (loss)                                (414)             (8)          (1,240)            (520)            (524)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net realized gain (loss) from share transactions              73              --               (9)            (146)             (64)
Net realized gain distribution from Fund                     603              --               --               --               --
Net unrealized appreciation (depreciation) on
  investment                                              (2,266)             88            5,719             (340)          (1,614)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net gain (loss) on investment                             (1,590)             88            5,710             (486)          (1,678)
Net increase (decrease) in net assets resulting
  from operations                                  $      (2,004)  $          80    $       4,470   $       (1,006)  $       (2,202)
                                                  =============== ===============  =============== ================ ================


                                                                                                                       TEMPLETON
                                                    VIP GROWTH                                        TEMPLETON        DEVELOPING
                                                    OPPORTUNITIES   VIP GROWTH      MUTUAL SHARES       ASSET           MARKETS
                                                     PORTFOLIO       PORTFOLIO       SECURITIES        STRATEGY        SECURITIES
                                                   SUBACCOUNT(9)   SUBACCOUNT(2)   SUBACCOUNT(16)   SUBACCOUNT(23)   SUBACCOUNT(18)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Investment income

                Distributions                      $          --   $          --    $          66   $           --   $            8
Expenses
                Mortality, expense risk and
                  administrative charges                     138             223               58                9               39
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net investment income (loss)                                (138)           (223)               8               (9)             (31)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net realized gain (loss) from share transactions              49          (1,110)             (93)              --               28
Net realized gain distribution from Fund                      --             236              221               --               --
Net unrealized appreciation (depreciation) on
  investment                                               2,216          (1,323)             220              154              226
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net gain (loss) on investment                              2,265          (2,197)             348              154              254
Net increase (decrease) in net assets resulting
  from operations                                  $       2,127   $      (2,420)   $         356   $          145   $          223
                                                  =============== ===============  =============== ================ ================



                                                     TEMPLETON      TEMPLETON                                            WANGER
                                                      GROWTH       INTERNATIONAL     TECHNOLOGY         WANGER       INTERNATIONAL
                                                    SECURITIES      SECURITIES       PORTFOLIO      FOREIGN FORTY       SMALL CAP
                                                   SUBACCOUNT(5)   SUBACCOUNT(7)    SUBACCOUNT(7)   SUBACCOUNT(12)    SUBACCOUNT(5)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Investment income

                Distributions                      $       1,046   $         208    $          --   $            1   $           --
Expenses
                Mortality, expense risk and
                  administrative charges                     127             179              641              352              356
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net investment income (loss)                                 919              29             (641)            (351)            (356)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net realized gain (loss) from share transactions            (959)           (180)           1,393              (63)              (5)
Net realized gain distribution from Fund                     117           1,638               --               41                5
Net unrealized appreciation (depreciation) on
  investment                                                 431          (2,107)             946           (4,398)          (1,851)
                                                  --------------- ---------------  --------------- ---------------- ----------------
Net gain (loss) on investment                               (411)           (649)           2,339           (4,420)          (1,851)
Net increase (decrease) in net assets resulting
  from operations                                  $         508   $        (620)   $       1,698   $       (4,771)  $       (2,207)
                                                  =============== ===============  =============== ================ ================

                                                                    WANGER U.S.
                                                   WANGER TWENTY     SMALL CAP
                                                   SUBACCOUNT(17)  SUBACCOUNT(5)
                                                  --------------- ---------------
Investment income

                Distributions                      $          --   $           7
Expenses
                Mortality, expense risk and
                  administrative charges                      42           1,191
                                                  --------------- ---------------
Net investment income (loss)                                 (42)         (1,184)
                                                  --------------- ---------------
Net realized gain (loss) from share transactions              --             178
Net realized gain distribution from Fund                      --              --
Net unrealized appreciation (depreciation) on
  investment                                                 868          18,252
                                                  --------------- ---------------
Net gain (loss) on investment                                868          18,430
Net increase (decrease) in net assets resulting
  from operations                                  $         826   $      17,246
                                                  =============== ===============



Footnotes for Statements of Operations
For the period ended December 31, 2001


(1)  From inception January 31, 2001 to December 31, 2001   (13)  From inception March 28, 2001 to December 31, 2001
(2)  From inception February 1, 2001 to December 31, 2001   (14)  From inception April 4, 2001 to December 31, 2001
(3)  From inception February 13, 2001 to December 31, 2001  (15)  From inception April 5, 2001 to December 31, 2001
(4)  From inception February 15, 2001 to December 31, 2001  (16)  From inception April 20, 2001 to December 31, 2001
(5)  From inception February 22, 2001 to December 31, 2001  (17)  From inception April 25, 2001 to December 31, 2001
(6)  From inception February 27, 2001 to December 31, 2001  (18)  From inception May 2, 2001 to December 31, 2001
(7)  From inception March 2, 2001 to December 31, 2001      (19)  From inception May 14, 2001 to December 31, 2001
(8)  From inception March 5, 2001 to December 31, 2001      (20)  From inception May 30, 2001 to December 31, 2001
(9)  From inception March 9, 2001 to December 31, 2001      (21)  From inception June 25, 2001 to December 31, 2001
(10) From inception March 19, 2001 to December 31, 2001     (22)  From inception July 23, 2001 to December 31, 2001
(11) From inception March 23, 2001 to December 31, 2001     (23)  From inception November 2, 2001 to December 31, 2001
(12) From inception March 28, 2001 to December 31, 2001     (24)  From inception December 11, 2001 to December 31, 2001


                        See Notes to Financial Statements



                                                 STATEMENTS OF CHANGE IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001



                                                                                                      PHOENIX-       PHOENIX-DUFF
                                                      PHOENIX-                       PHOENIX-         DEUTSCHE         & PHELPS
                                                      ABERDEEN       PHOENIX-        DEUTSCHE        NASDAQ-100       REAL ESTATE
                                                    INTERNATIONAL    NEW ASIA        DOW 30           INDEX(R)        SECURITIES
                                                    SUBACCOUNT(8)  SUBACCOUNT(21)   SUBACCOUNT(4)   SUBACCOUNT(13)   SUBACCOUNT(18)
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM OPERATIONS

              Net investment income (loss)          $        (959) $          342   $         427   $         (662)  $        1,497
              Net realized gain (loss)                      2,821              88             436               31               18
              Net unrealized appreciation
                (depreciation)                             (9,612)            331          (3,822)          (2,797)             227
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) resulting
                from operations                            (7,750)            761          (2,959)          (3,428)           1,742
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
              Participant deposits                        150,584          22,206          81,418          123,325           59,910
              Participant transfers                         4,608           1,569          13,446           15,722           57,072
              Participant withdrawals                      (1,748)             --              --               --               --
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net
                assets resulting from participant
                transactions                              153,444          23,775          94,864          139,047          116,982
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net assets       145,694          24,536          91,905          135,619          118,724
NET ASSETS
              Beginning of period                              --              --              --               --               --
                                                   -------------- ---------------- --------------- ---------------- ----------------
              End of period                         $     145,694  $       24,536   $      91,905   $      135,619   $      118,724
                                                   ============== ================ =============== ================ ================


                                                                                     PHOENIX-                           PHOENIX-
                                                      PHOENIX-       PHOENIX-        ENGEMANN         PHOENIX-          GOODWIN
                                                      ENGEMANN       ENGEMANN         SMALL &         GOODWIN         MULTI-SECTOR
                                                      CAPITAL          NIFTY          MID-CAP          MONEY             FIXED
                                                      GROWTH           FIFTY          GROWTH           MARKET            INCOME
                                                    SUBACCOUNT(3)   SUBACCOUNT(5)   SUBACCOUNT(2)   SUBACCOUNT(10)    SUBACCOUNT(8)
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM OPERATIONS
              Net investment income (loss)          $      (2,825) $         (479)  $        (919)  $        4,395   $        8,026
              Net realized gain (loss)                      6,397             187             867               --              (97)
              Net unrealized appreciation
                (depreciation)                            (39,556)         (5,547)         (2,477)              --           (5,529)
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) resulting
                from operations                           (35,984)         (5,839)         (2,529)           4,395            2,400
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
              Participant deposits                        722,696          61,343         114,993        1,339,923           69,305
              Participant transfers                       124,279          53,340          73,137         (207,531)         159,994
              Participant withdrawals                      (1,681)             --            (968)         (31,313)              --
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net
                assets resulting from participant
                transactions                              845,294         114,683         187,162        1,101,079          229,299
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net assets       809,310         108,844         184,633        1,105,474          231,699
NET ASSETS
                       Beginning of period                     --              --              --               --               --
                                                   -------------- ---------------- --------------- ---------------- ----------------
                       End of period                $     809,310  $      108,844   $     184,633   $    1,105,474   $      231,699
                                                   ============== ================ =============== ================ ================




                                                                    PHOENIX-J.P.
                                                      PHOENIX-        MORGAN           PHOENIX-         PHOENIX-
                                                     HOLLISTER       RESEARCH           JANUS           JANUS           PHOENIX-
                                                       VALUE         ENHANCED           CORE           FLEXIBLE           JANUS
                                                      EQUITY          INDEX            EQUITY           INCOME           GROWTH
                                                    SUBACCOUNT(1)  SUBACCOUNT(2)    SUBACCOUNT(4)   SUBACCOUNT(19)   SUBACCOUNT(11)
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM OPERATIONS
              Net investment income (loss)          $        252   $          (56)  $         144   $          908   $         (983)
              Net realized gain (loss)                      (793)             160              81              363              373
              Net unrealized appreciation
                (depreciation)                           (23,191)          (3,155)         (1,553)          (1,526)         (12,840)
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) resulting
                 from operations                         (23,732)          (3,051)         (1,328)            (255)         (13,450)
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
              Participant deposits                       296,834           43,889          61,793           18,632          109,324
              Participant transfers                       66,353            9,878          29,889           32,164           96,080
              Participant withdraws                       (3,499)             --           (1,052)            (662)            (789)
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net
                assets resulting from participant
                transactions                             359,688           53,767          90,630           50,134          204,615
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net assets      335,956           50,716          89,302           49,879          191,165
NET ASSETS
              Beginning of period                             --               --              --               --               --
                                                   -------------- ---------------- --------------- ---------------- ----------------
              End of period                            $ 335,956   $       50,716   $      89,302   $       49,879   $      191,165
                                                   ============== ================ =============== ================ ================



                                                                                                       PHOENIX-         PHOENIX-
                                                                      PHOENIX-        PHOENIX-          SANFORD         SANFORD
                                                     PHOENIX-         OAKHURST        OAKHURST         BERNSTEIN        BERNSTEIN
                                                     OAKHURST        GROWTH AND       STRATEGIC         GLOBAL           MID-CAP
                                                     BALANCED          INCOME         ALLOCATION        VALUE             VALUE
                                                   SUBACCOUNT(15)   SUBACCOUNT(4)   SUBACCOUNT(13)  SUBACCOUNT(14)    SUBACCOUNT(2)
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM OPERATIONS
              Net investment income (loss)          $      2,939   $         (422)  $       3,375   $          103   $        1,388
              Net realized gain (loss)                     2,244              665           2,641              348            1,800
              Net unrealized appreciation
                (depreciation)                             4,458           (8,664)          4,816           (1,581)          35,463
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) resulting
                from operations                            9,641           (8,421)         10,832           (1,130)          38,651
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
              Participant deposits                       409,916          289,924         305,211           51,397          284,889
              Participant transfers                      112,595          132,932         162,264           18,891           48,965
              Participant withdrawals                     (2,312)            (660)        (12,017)          (1,651)          (2,179)
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net
                assets resulting from participant
                transactions                             520,199          422,196         455,458           68,637          331,675
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net assets      529,840          413,775         466,290           67,507          370,326
NET ASSETS
                       Beginning of period                    --               --              --               --               --
                                                   -------------- ---------------- --------------- ---------------- ----------------
                       End of period                $    529,840   $      413,775   $     466,290   $       67,507   $      370,326
                                                   ============== ================ =============== ================ ================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGE IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                             (CONTINUED)

                                                      PHOENIX-
                                                      SANFORD        PHOENIX-        PHOENIX-
                                                     BERNSTEIN       SENECA           SENECA         AIM V.I.
                                                     SMALL-CAP       MID-CAP         STRATEGIC       CAPITAL           AIM V.I.
                                                       VALUE         GROWTH            THEME       APPRECIATION           VALUE
                                                   SUBACCOUNT(14)   SUBACCOUNT(6)   SUBACCOUNT(3)  SUBACCOUNT(20)    SUBACCOUNT(22)
                                                   -------------- ---------------- --------------- ---------------- ----------------

FROM OPERATIONS
              Net investment income (loss)          $        (60)  $      (1,015)   $      (2,188)  $         (101)  $          (18)
              Net realized gain (loss)                     3,363             (38)           8,220            1,605              787
              Net unrealized appreciation
                (depreciation)                            16,419         (15,485)         (44,511)          (1,443)            (564)
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) resulting
                from operations                           19,722         (16,538)         (38,479)              61              205
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
              Participant deposits                       227,281         159,572          271,123            3,028           24,539
              Participant transfers                       35,348          59,536          141,597           28,003           29,687
              Participant withdrawals                     (3,480)             --           (6,506)              --               --
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net assets
                resulting from participant
                transactions                             259,149         219,108          406,214           31,031           54,226
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net assets      278,871         202,570          367,735           31,092           54,431
NET ASSETS
              Beginning of period                             --              --               --               --               --
                                                   -------------- ---------------- --------------- ---------------- ----------------
              End of period                         $    278,871   $     202,570    $     367,735   $       31,092   $       54,431
                                                   ============== ================ =============== ================ ================

                                                       ALGER
                                                      AMERICAN                        FEDERATED
                                                      LEVERAGED    DEUTSCHE VIT     FUND FOR U.S.   FEDERATED HIGH        VIP
                                                       ALLCAP         EAFE(R)        GOVERNMENT       INCOME BOND     CONTRAFUND(R)
                                                     PORTFOLIO      EQUITY INDEX    SECURITIES II       FUND II        PORTFOLIO
                                                    SUBACCOUNT(5)  SUBACCOUNT(24)   SUBACCOUNT(7)   SUBACCOUNT(14)   SUBACCOUNT(6)
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM OPERATIONS
              Net investment income (loss)          $       (414)  $           (8)  $      (1,240)  $         (520)  $        (524)
              Net realized gain (loss)                       676               --              (9)            (146)            (64)
              Net unrealized appreciation
                (depreciation)                            (2,266)              88           5,719             (340)         (1,614)
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) resulting
                from operations                           (2,004)              80           4,470           (1,006)         (2,202)
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
              Participant deposits                        46,038           10,400         117,710           63,323          62,617
              Participant transfers                       22,830               --         128,354            5,820          17,747
              Participant withdrawals                       (109)              --          (8,564)          (2,356)           (159)
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net assets
                resulting from participant
                transactions                              68,759           10,400         237,500           66,787          80,205
                                                   -------------- ---------------- --------------- ---------------- ----------------
              NET INCREASE (DECREASE) IN NET ASSETS       66,755           10,480         241,970           65,781          78,003
NET ASSETS
              Beginning of period                             --               --              --               --              --
                                                   -------------- ---------------- --------------- ---------------- ----------------
              End of period                         $     66,755   $       10,480   $     241,970   $       65,781   $      78,003
                                                   ============== ================ =============== ================ ================


                                                                                                                       TEMPLETON
                                                    VIP GROWTH                                       TEMPLETON        DEVELOPING
                                                    OPPORTUNITIES   VIT GROWTH      MUTUAL SHARES      ASSET           MARKETS
                                                     PORTFOLIO       PORTFOLIO       SECURITIES       STRATEGY        SECURITIES
                                                    SUBACCOUNT(9)  SUBACCOUNT(2)   SUBACCOUNT(16)   SUBACCOUNT(23)   SUBACCOUNT(18)
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM OPERATIONS
              Net investment income (loss)          $       (138)  $         (223)  $           8  $           (9)   $          (31)
              Net realized gain (loss)                        49             (874)            128              --                28
              Net unrealized appreciation
                (depreciation)                             2,216           (1,323)            220             154               226
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) resulting
                from operations                            2,127           (2,420)            356             145               223
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
              Participant deposits                        23,801           11,465          26,302            6,191            5,284
              Participant transfers                       10,483           26,382           2,954            1,421            7,726
              Participant withdrawals                       (263)            (814)             --               --               --
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net assets
                resulting from participant
                transactions                              34,021           37,033          29,256            7,612           13,010
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net assets       36,148           34,613          29,612            7,757           13,233
NET ASSETS
              Beginning of period                             --               --              --               --               --
                                                   -------------- ---------------- --------------- ---------------- ----------------
              End of period                         $     36,148   $       34,613   $      29,612   $        7,757   $       13,233
                                                   ============== ================ =============== ================ ================



                                                      TEMPLETON      TEMPLETON                                            WANGER
                                                       GROWTH       INTERNATIONAL     TECHNOLOGY         WANGER       INTERNATIONAL
                                                     SECURITIES      SECURITIES       PORTFOLIO      FOREIGN FORTY       SMALL CAP
                                                    SUBACCOUNT(5)   SUBACCOUNT(7)    SUBACCOUNT(7)   SUBACCOUNT(12)    SUBACCOUNT(5)
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM OPERATIONS
              Net investment income (loss)          $        919   $           29   $        (641)  $         (351)  $         (356)
              Net realized gain (loss)                      (842)           1,458           1,393              (22)              --
              Net unrealized appreciation
                (depreciation)                               431           (2,107)            946           (4,398)          (1,851)
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) resulting
                from operations                              508             (620)          1,698           (4,771)          (2,207)
                                                   -------------- ---------------- --------------- ---------------- ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
              Participant deposits                        16,885           15,820          83,400           39,799           93,627
              Participant transfers                       15,781           45,230          33,000           24,980           23,195
              Participant withdrawals                       (497)              --          (1,785)          (1,390)            (232)
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net assets
                resulting from participant
                transactions                              32,169           61,050         114,615           63,389          116,590
                                                   -------------- ---------------- --------------- ---------------- ----------------
              Net increase (decrease) in net assets       32,677           60,430         116,313           58,618          114,383
NET ASSETS
              Beginning of period                             --               --              --               --               --
                                                   -------------- ---------------- --------------- ---------------- ----------------
              End of period                         $     32,677   $       60,430   $      116,313  $       58,618   $      114,383
                                                   ============== ================ =============== ================ ================


                      See Notes to Financial Statements
                                      SA-6


                                                 STATEMENTS OF CHANGE IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                             (CONTINUED)

                                                                     WANGER U.S.
                                                    WANGER TWENTY     SMALL CAP
                                                    SUBACCOUNT(17)  SUBACCOUNT(5)
                                                   --------------- ---------------
FROM OPERATIONS
              Net investment income (loss)          $         (42)  $      (1,184)
              Net realized gain (loss)                         --             178
              Net unrealized appreciation
                (depreciation)                                868          18,252
                                                   --------------- ---------------
              Net increase (decrease) resulting
                from operations                               826          17,246
                                                   --------------- ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
              Participant deposits                          8,300         196,241
              Participant transfers                         3,640          76,008
              Participant withdrawals                          --              --
                                                   --------------- ---------------
              Net increase (decrease) in net assets
                resulting from participant
                transactions                               11,940         272,249
                                                   --------------- ---------------
              Net increase (decrease) in net assets        12,766         289,495
NET ASSETS
              Beginning of period                              --              --
                                                   --------------- ---------------
              End of period                         $      12,766   $     289,495
                                                   =============== ===============




Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2001


(1)   From inception January 31, 2001 to December 31, 2001
(2)   From inception February 1, 2001 to December 31, 2001
(3)   From inception February 13, 2001 to December 31, 2001
(4)   From inception February 15, 2001 to December 31, 2001
(5)   From inception February 22, 2001 to December 31, 2001
(6)   From inception February 27, 2001 to December 31, 2001
(7)   From inception March 2, 2001 to December 31, 2001
(8)   From inception March 5, 2001 to December 31, 2001
(9)   From inception March 9, 2001 to December 31, 2001
(10)  From inception March 19, 2001 to December 31, 2001
(11)  From inception March 23, 2001 to December 31, 2001
(12)  From inception March 26, 2001 to December 31, 2001
(13)  From inception March 28, 2001 to December 31, 2001
(14)  From inception April 4, 2001 to December 31, 2001
(15)  From inception April 5, 2001 to December 31, 2001
(16)  From inception April 20, 2001 to December 31, 2001
(17)  From inception April 25, 2001 to December 31, 2001
(18)  From inception May 2, 2001 to December 31, 2001
(19)  From inception May 14, 2001 to December 31, 2001
(20)  From inception May 30, 2001 to December 31, 2001
(21)  From inception June 25, 2001 to December 31, 2001
(22)  From inception July 23, 2001 to December 31, 2001
(23)  From inception November 2, 2001 to December 31, 2001
(24)  From inception December 11, 2001 to December 31, 2001

                        See Notes to Financial Statements

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION


    Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Option 2)) (the "Account"), formerly Phoenix Home Life Variable Accumulation Account, is a separate investment account of Phoenix Life Insurance Company ("Phoenix") (See Note 9), formerly Phoenix Home Life Mutual Insurance Company. Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 50 subaccounts, that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust -- Class 2, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (the "Funds"). As of December 31, 2001, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

 ------------------------------------------------------------------ ----------------------------------------------------------------
 SERIES NAME                                                        INVESTMENT OBJECTIVE
 -----------                                                        --------------------
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Aberdeen International Series                              High total return consistent with reasonable risk.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                   Long-term capital appreciation.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series Long-term growth of capital.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series                   Long-term capital growth.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series (formerly, Phoenix-Bankers          Track the total return of the Dow Jones Industrial
  Trust Dow 30 Series)                                               Average(SM) before fund expenses.
 ------------------------------------------------------------------ ---------------------------------------------------------------
  Phoenix-Deutsche Nasdaq-100 Index(R) Series (formerly,             Track the total return of the Nasdaq-100 Index(R) before
  Phoenix-Bankers Trust Nasdaq-100(R) Series)                        fund expenses.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series                Capital appreciation and income with approximately equal
                                                                     emphasis.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series (see Note 10)               Intermediate and long-term growth of capital, with income as a secondary consideration.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series (see Note 10)                  Long-term capital appreciation.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                     Long-term growth of capital.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series (see Note 10)        High total return.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                                High level of current income consistent with capital
                                                                     preservation and liquidity.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series                   Long-term total return.
 ------------------------------------------------------------------ ----------------------------------------------------------------

  Phoenix-Hollister Value Equity Series                              Long-term capital appreciation and a secondary investment
                                                                     objective of current income.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series                 High total return.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Janus Core Equity Series (formerly, Phoenix-Janus          Long-term growth of capital.
  Equity Income Series) (see Note 10)
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                               Maximum total return consistent with the preservation of
                                                                     capital.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Janus Growth Series (see Note 10)                          Long-term capital growth in a manner consistent with the
                                                                     preservation of capital.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                          Long-term growth of capital and future income rather than
                                                                     current income.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                                 Long-term growth of capital and secondarily to provide
                                                                     reasonable current income.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-MFS Value Series                                           Capital appreciation and reasonable income.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                         Capital appreciation.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series (see Note 10)                     Reasonable income, long-term capital growth and conservation of capital.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Oakhurst Growth and Income Series                          Dividend growth, current income and capital.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series (see Note 10)         High total return over an extended period of time consistent with prudent investment risk.
 ------------------------------------------------------------------ ----------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION (CONTINUED)

 ------------------------------------------------------------------ ----------------------------------------------------------------
 SERIES NAME                                                         INVESTMENT OBJECTIVE
 -----------                                                         --------------------
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                      Long-term capital appreciation.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                     Long-term capital appreciation with current income as the
                                                                     secondary investment objective.
 ------------------------------------------------------------------ ----------------------------------------------------------------

  Phoenix-Sanford Bernstein Small-Cap Value Series                   Long-term capital appreciation. Current income is a secondary investment objective.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                               Capital appreciation.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                              Long-term appreciation of capital.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                 Growth of capital.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  AIM V.I. Value Fund                                                Long-term growth of capital.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                          Long-term capital appreciation.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Deutsche VIT EAFE(R) Equity Index Fund                             Replicate, before expenses, the performance of the Morgan
                                                                     Stanley Capital International EAFE(R) Index.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                                 Replicate, before expenses, the performance of the Standard
                                                                     & Poor's 500 Composite Stock Price Index.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Federated Fund for U.S. Government Securities II (see Note 10)     Current income.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Federated High Income Bond Fund II                                 High current income.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                        Long-term capital appreciation.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                 Capital appreciation.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  VIP Growth Portfolio                                               Capital growth.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Mutual Shares Securities Fund                                      Capital appreciation with income as a secondary objective.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Templeton Asset Strategy Fund                                      High level of total return.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Templeton Developing Markets Securities Fund                       Long-term capital appreciation.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Templeton Growth Securities Fund                                   Long-term capital growth.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Templeton International Securities Fund                            Long-term capital growth.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Technology Portfolio                                               Long-term capital appreciation.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Wanger Foreign Forty                                               Long-term capital growth.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Wanger International Small Cap                                     Long-term capital growth.
 ------------------------------------------------------------------ ----------------------------------------------------------------
  Wanger Twenty                                                      Long-term capital growth.
  ------------------------------------------------------------------ ---------------------------------------------------------------
  Wanger U.S. Small Cap                                              Long-term capital growth.
 ------------------------------------------------------------------ ----------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.
    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis. Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
    D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.
    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                              THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                               PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                     NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
        Purchases and sales of shares of the Funds for the period ended December 31, 2001 aggregated the following:


SUBACCOUNT                                                          PURCHASES        SALES
----------                                                          ---------        -----

The Phoenix Edge Series Fund
        Phoenix-Aberdeen International Series (8)                  $  163,705   $    8,268
        Phoenix-Aberdeen New Asia Series (21)                          32,066        7,922
        Phoenix-Deutsche Dow 30 Series (4)                            101,980        5,793
        Phoenix-Deutsche Nasdaq-100 Index(R)Series (13)               140,342        1,825
        Phoenix-Duff & Phelps Real Estate Securities Series (18)      122,881        4,294
        Phoenix-Engemann Capital Growth Series (3)                    895,927       47,393
        Phoenix-Engemann Nifty Fifty Series (5)                       129,677       15,346
        Phoenix-Engemann Small & Mid-Cap Growth Series (2)            211,334       24,893
        Phoenix-Goodwin Money Market Series (10)                    1,585,012      478,357
        Phoenix-Goodwin Multi-Sector Fixed Income Series (8)          251,995       14,426
        Phoenix-Hollister Value Equity Series (1)                     458,396       96,901
        Phoenix-J.P. Morgan Research Enhanced Index Series (2)         54,816          929
        Phoenix-Janus Core Equity Series (4)                          101,490       10,628
        Phoenix-Janus Flexible Income Series (19)                      53,066        1,603
        Phoenix-Janus Growth Series (11)                              236,065       32,228
        Phoenix-Oakhurst Balanced Series(15)                          531,792        5,978
        Phoenix-Oakhurst Growth and Income Series (4)                 451,728       29,089
        Phoenix-Oakhurst Strategic Allocation Series (13)             497,836       35,780
        Phoenix-Sanford Bernstein Global Value Series (14)             76,631        7,384
        Phoenix-Sanford Bernstein Mid-Cap Value Series (2)            348,854       13,801
        Phoenix-Sanford Bernstein Small-Cap Value Series (14)         294,086       31,620
        Phoenix-Seneca Mid-Cap Growth Series (6)                      237,698       19,405
        Phoenix-Seneca Strategic Theme Series (3)                     438,519       27,507

AIM Variable Insurance Funds
        AIM  V.I. Capital Appreciation Fund (20)                       45,362        12,003
        AIM  V.I. Value Fund (22)                                      55,198           162

The Alger American Fund
        Alger American Leveraged All Cap Portfolio (5)
                                                                       70,551         1,529

Deutsche Asset Management VIT Funds
        Deutsche VIT EAFE(R)Equity Index Fund (24)
                                                                       10,400             -

Federated Insurance Series
        Federated Fund for U.S. Government Securities II (7)          254,930        18,414
        Federated High Income Bond Fund II (14)                        78,671        12,327

Fidelity(R) Variable Insurance Products
        VIP Contrafund(R) Portfolio (6)                                83,097         3,329
        VIP Growth Opportunities Portfolio (9)                         44,217        10,294
        VIP Growth Portfolio (2)                                       49,524        12,436

Franklin Templeton Variable Insurance Products Trust--Class 2
        Mutual Shares Securities Fund (16)                             36,538         7,028
        Templeton Asset Strategy Fund (23)                              7,612             1
        Templeton Developing Markets Securities Fund (18)              17,374         4,381
        Templeton Growth Series Fund (5)                               39,664         6,423
        Templeton International Fund (7)                               85,699        22,915

The Universal Institutional Funds, Inc.
        Technology Portfolio (7)                                      126,351        12,249

Wanger Advisors Trust
        Wanger Foreign Forty (12)                                      69,429         6,290
        Wanger International Small Cap (5)                            130,749        14,416
        Wanger Twenty (17)                                             11,936            26
        Wanger U.S. Small Cap (5)                                     293,188        21,822


        (1)   From inception January 31, 2001 to December 31, 2001    (13)   From inception March 28, 2001 to December 31, 2001
        (2)   From inception February 1, 2001 to December 31, 2001    (14)   From inception April 4, 2001 to December 31, 2001
        (3)   From inception February 13, 2001 to December 31, 2001   (15)   From inception April 5, 2001 to December 31, 2001
        (4)   From inception February 15, 2001 to December 31, 2001   (16)   From inception April 20, 2001 to December 31, 2001
        (5)   From inception February 22, 2001 to December 31, 2001   (17)   From inception April 25, 2001 to December 31, 2001
        (6)   From inception February 27, 2001 to December 31, 2001   (18)   From inception May 2, 2001 to December 31, 2001
        (7)   From inception March 2, 2001 to December 31, 2001       (19)   From inception May 14, 2001 to December 31, 2001
        (8)   From inception March 5, 2001 to December 31, 2001       (20)   From inception May 30, 2001 to December 31, 2001
        (9)   From inception March 9, 2001 to December 31, 2001       (21)   From inception June 25, 2001 to December 31, 2001
        (10)  From inception March 19, 2001 to December 31, 2001      (22)   From inception July 23, 2001 to December 31, 2001
        (11)  From inception March 23, 2001 to December 31, 2001      (23)   From inception November 2, 2001 to December 31, 2001
        (12)  From inception March 26, 2001 to December 31, 2001      (24)   From inception December 11, 2001 to December 31, 2001

                                      SA-10

                    THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                     PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                           NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the period ended December 31, 2001 follows:

                                                                                                   PERIOD ENDED
                                                                                                     12/31/01
                                                                                                  --------------
THE PHOENIX EDGE SERIES:
PHOENIX-ABERDEEN INTERNATIONAL SERIES(8)
Units                                                                                                  180,075
Unit Value, end of period                                                                            $0.809076
Net assets, end of period (thousands)                                                                     $146
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.26%)(25)
Total return                                                                                            (19.09%)


PHOENIX-ABERDEEN NEW ASIA SERIES(21)
Units                                                                                                   24,002
Unit Value, end of period                                                                            $1.022291
Net assets, end of period (thousands)                                                                      $25
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        5.38% (25)
Total return                                                                                              1.67%

PHOENIX-DEUTSCHE DOW 30 SERIES(4)
Units                                                                                                   99,096
Unit Value, end of period                                                                            $0.927437
Net assets, end of period (thousands)                                                                      $92
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        1.14% (25)
Total return                                                                                             (7.26%)

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES(13)
Units                                                                                                  151,394
Unit Value, end of period                                                                            $0.895815
Net assets, end of period (thousands)                                                                     $136
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.25%)(25)
Total return                                                                                            (10.42%)

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(18)
Units                                                                                                  109,789
Unit Value, end of period                                                                            $1.081390
Net assets, end of period (thousands)                                                                     $119
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        7.66% (25)
Total return                                                                                              8.14%

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(3)
Units                                                                                                1,156,942
Unit Value, end of period                                                                            $0.699519
Net assets, end of period (thousands)                                                                     $809
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.25%)(25)
Total return                                                                                            (30.05%)

PHOENIX-ENGEMANN NIFTY FIFTY SERIES(5)
Units                                                                                                  143,368
Unit Value, end of period                                                                            $0.759172
Net assets, end of period (thousands)                                                                     $109
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.26%)(25)
Total return                                                                                            (24.08%)

                    THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                     PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                           NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                   PERIOD ENDED
                                                                                                     12/31/01
                                                                                                  --------------

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(2)
Units                                                                                                  270,155
Unit Value, end of period                                                                            $0.683434
Net assets, end of period (thousands)                                                                     $185
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.21%)(25)
Total return                                                                                            (31.66%)

PHOENIX-GOODWIN MONEY MARKET SERIES(10)
Units                                                                                                1,089,861
Unit Value, end of period                                                                            $1.014326
Net assets, end of period (thousands)                                                                   $1,105
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        1.31% (25)
Total return                                                                                              1.43%

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(8)
Units                                                                                                  230,255
Unit Value, end of period                                                                            $1.006272
Net assets, end of period (thousands)                                                                     $232
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       12.33% (25)
Total return                                                                                              0.63%

PHOENIX-HOLLISTER VALUE EQUITY SERIES(1)
Units                                                                                                  398,953
Unit Value, end of period                                                                            $0.842094
Net assets, end of period (thousands)                                                                     $336
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        0.16% (25)
Total return                                                                                            (15.79%)

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES(2)
Units                                                                                                   60,888
Unit Value, end of period                                                                            $0.832947
Net assets, end of period (thousands)                                                                      $51
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (0.21%)(25)
Total return                                                                                            (16.71%)

PHOENIX-JANUS CORE EQUITY SERIES(4)
Units                                                                                                  102,012
Unit Value, end of period                                                                            $0.875411
Net assets, end of period (thousands)                                                                      $89
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                         0.40 (25)
Total return                                                                                            (12.46%)

PHOENIX-JANUS FLEXIBLE INCOME SERIES(19)
Units                                                                                                   47,672
Unit Value, end of period                                                                            $1.046298
Net assets, end of period (thousands)                                                                      $50
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        6.48% (25)
Total return                                                                                              4.63%

                    THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                     PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                           NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                   PERIOD ENDED
                                                                                                     12/31/01
                                                                                                   ------------
PHOENIX-JANUS GROWTH SERIES(11)
Units                                                                                                  206,518
Unit Value, end of period                                                                            $0.925657
Net assets, end of period (thousands)                                                                     $191
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.26%)(25)
Total return                                                                                             (7.43%)

PHOENIX-OAKHURST BALANCED SERIES(15)
Units                                                                                                  486,949
Unit Value, end of period                                                                            $1.088082
Net assets, end of period (thousands)                                                                     $530
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        2.32% (25)
Total return                                                                                              8.81%

PHOENIX-OAKHURST GROWTH AND INCOME SERIES(4)
Units                                                                                                  459,997
Unit Value, end of period                                                                            $0.899516
Net assets, end of period (thousands)                                                                     $414
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (0.25%)(25)
Total return                                                                                            (10.05%)

PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(13)
Units                                                                                                  445,865
Unit Value, end of period                                                                            $1.045808
Net assets, end of period (thousands)                                                                     $466
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        1.98% (25)
Total return                                                                                              4.58%

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(14)
Units                                                                                                   66,925
Unit Value, end of period                                                                            $1.008694
Net assets, end of period (thousands)                                                                      $68
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        0.26% (25)
Total return                                                                                              0.87%

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
Units                                                                                                  314,707
Unit Value, end of period                                                                            $1.176734
Net assets, end of period (thousands)                                                                     $370
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        0.86% (25)
Total return                                                                                             17.67%

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(14)
Units                                                                                                  238,274
Unit Value, end of period                                                                            $1.170378
Net assets, end of period (thousands)                                                                     $279
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (0.05%)(25)
Total return                                                                                             17.04%

                    THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                     PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                           NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                    PERIOD ENDED
                                                                                                      12/31/01
                                                                                                    ------------
PHOENIX-SENECA MID-CAP GROWTH SERIES(6)
Units                                                                                                  258,325
Unit Value, end of period                                                                            $0.784171
Net assets, end of period (thousands)                                                                     $203
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.25%)(25)
Total return                                                                                            (21.58%)

PHOENIX-SENECA STRATEGIC THEME SERIES(3)
Units                                                                                                  507,345
Unit Value, end of period                                                                            $0.724822
Net assets, end of period (thousands)                                                                     $368
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.25%)(25)
Total return                                                                                            (27.52%)

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. CAPITAL APPRECIATION FUND(20)
Units                                                                                                   35,547
Unit Value, end of period                                                                            $0.874679
Net assets, end of period (thousands)                                                                      $31
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.28%)(25)
Total return                                                                                            (12.53%)

AIM V.I. VALUE FUND(22)
Units                                                                                                   57,991
Unit Value, end of period                                                                            $0.938597
Net assets, end of period (thousands)                                                                      $54
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (0.33%)(25)
Total return                                                                                             (5.10%)

THE ALGER AMERICAN FUND:
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(5)
Units                                                                                                   72,672
Unit Value, end of period                                                                            $0.918580
Net assets, end of period (thousands)                                                                      $67
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.26%)(25)
Total return                                                                                             (8.14%)

DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND(24)
Units                                                                                                    11,783
Unit Value, end of period                                                                             $0.889380
Net assets, end of period (thousands)                                                                       $10
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.35%)(25)
Total return                                                                                              0.77%

FEDERATED INSURANCE SERIES:
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(7)
Units                                                                                                  233,388
Unit Value, end of period                                                                            $1.036767
Net assets, end of period (thousands)                                                                     $242
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.07%)(25)
Total return                                                                                              3.68%

                    THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                     PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                           NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                   PERIOD ENDED
                                                                                                     12/31/01
                                                                                                  --------------

FEDERATED HIGH INCOME BOND FUND II(14)
Units                                                                                                   67,433
Unit Value, end of period                                                                            $0.975510
Net assets, end of period (thousands)                                                                      $66
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.26%)(25)
Total return                                                                                             (2.45%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS:
VIP CONTRAFUND(R) PORTFOLIO(6)
Units                                                                                                   83,214
Unit Value, end of period                                                                            $0.937375
Net assets, end of period (thousands)                                                                      $78
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.26%)(25)
Total return                                                                                             (6.26%)

VIP GROWTH OPPORTUNITIES PORTFOLIO(9)
Units                                                                                                   39,445
Unit Value, end of period                                                                            $0.916414
Net assets, end of period (thousands)                                                                      $36
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.27%)(25)
Total return                                                                                             (8.36%)

VIP GROWTH PORTFOLIO(2)
Units                                                                                                   43,862
Unit Value, end of period                                                                            $0.789144
Net assets, end of period (thousands)                                                                      $35
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.26%)(25)
Total return                                                                                            (21.09%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2:
MUTUAL SHARES SECURITIES FUND(16)
Units                                                                                                   29,715
Unit Value, end of period                                                                            $0.996559
Net assets, end of period (thousands)                                                                      $30
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        0.18% (25)
Total return                                                                                             (0.34%)

TEMPLETON ASSET STRATEGY FUND(23)
Units                                                                                                    8,104
Unit Value, end of period                                                                            $0.957242
Net assets, end of period (thousands)                                                                       $8
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.29%)(25)
Total return                                                                                              4.97%

TEMPLETON DEVELOPING MARKETS SECURITIES FUND(18)
Units                                                                                                   14,017
Unit Value, end of period                                                                            $0.944043
Net assets, end of period (thousands)                                                                      $13
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.02%)(25)
Total return                                                                                             (5.60%)

                    THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                     PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                           NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                   PERIOD ENDED
                                                                                                     12/31/01
                                                                                                  --------------

TEMPLETON GROWTH SECURITIES FUND(5)
Units                                                                                                   33,255
Unit Value, end of period                                                                            $0.982596
Net assets, end of period (thousands)                                                                      $33
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        9.20% (25)
Total return                                                                                             (1.74%)

TEMPLETON INTERNATIONAL SECURITIES FUND(7)
Units                                                                                                   71,062
Unit Value, end of period                                                                            $0.850381
Net assets, end of period (thousands)                                                                      $60
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                        0.20% (25)
Total return                                                                                            (14.96%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
TECHNOLOGY PORTFOLIO(7)
Units                                                                                                  172,181
Unit Value, end of period                                                                            $0.675527
Net assets, end of period (thousands)                                                                     $116
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.25%)(25)
Total return                                                                                            (32.45%)

WANGER ADVISORS TRUST:
WANGER FOREIGN FORTY(12)
Units                                                                                                   64,983
Unit Value, end of period                                                                            $0.902041
Net assets, end of period (thousands)                                                                      $59
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.25%)(25)
Total return                                                                                             (9.80%)

WANGER INTERNATIONAL SMALL CAP(5)
Units                                                                                                  145,281
Unit Value, end of period                                                                            $0.787327
Net assets, end of period (thousands)                                                                     $114
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.18%)(25)
Total return                                                                                            (21.27%)

WANGER TWENTY(17)
Units                                                                                                   11,217
Unit Value, end of period                                                                            $1.138094
Net assets, end of period (thousands)                                                                      $13
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.27%)(25)
Total return                                                                                             13.81%

                    THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                     PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                           NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                   PERIOD ENDED
                                                                                                     12/31/01
                                                                                                 ---------------

WANGER U.S. SMALL CAP(5)
Units                                                                                                  263,760
Unit Value, end of period                                                                            $1.097569
Net assets, end of period (thousands)                                                                     $289
Expenses as a % of average net assets                                                                     1.25% (25)
Net investment income as a % of average net assets                                                       (1.27%)(25)
Total return                                                                                              9.76%














(1)   From inception January 31, 2001 to December 31, 2001
(2)   From inception February 1, 2001 to December 31, 2001
(3)   From inception February 13, 2001 to December 31, 2001
(4)   From inception February 15, 2001 to December 31, 2001
(5)   From inception February 22, 2001 to December 31, 2001
(6)   From inception February 27, 2001 to December 31, 2001
(7)   From inception March 2, 2001 to December 31, 2001
(8)   From inception March 5, 2001 to December 31, 2001
(9)   From inception March 9, 2001 to December 31, 2001
(10)  From inception March 19, 2001 to December 31, 2001
(11)  From inception March 23, 2001 to December 31, 2001
(12)  From inception March 26, 2001 to December 31, 2001
(13)  From inception March 28, 2001 to December 31, 2001
(14)  From inception April 4, 2001 to December 31, 2001
(15)  From inception April 5, 2001 to December 31, 2001
(16)  From inception April 20, 2001 to December 31, 2001
(17)  From inception April 25, 2001 to December 31, 2001
(18)  From inception May 2, 2001 to December 31, 2001
(19)  From inception May 14, 2001 to December 31, 2001
(20)  From inception May 30, 2001 to December 31, 2001
(21)  From inception June 25, 2001 to December 31, 2001
(22)  From inception July 23, 2001 to December 31, 2001
(23)  From inception November 2, 2001 to December 31, 2001
(24)  From inception December 11, 2001 to December 31, 2001
(25)  Annualized


                                           THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)


                                                                                SUBACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                                                 PHOENIX-      PHOENIX-      PHOENIX-      PHOENIX-
                                     PHOENIX-     PHOENIX-       GOODWIN       DEUTSCHE    DUFF & PHELPS   ENGEMANN      PHOENIX-
                                     ABERDEEN     ABERDEEN     MULTI-SECTOR   NASDAQ-100    REAL ESTATE     CAPITAL      ENGEMANN
                                  INTERNATIONAL   NEW ASIA     FIXED INCOME    INDEX(R)     SECURITIES      GROWTH      NIFTY FIFTY
                                    SERIES (8)   SERIES (21)    SERIES (8)    SERIES (13)   SERIES (18)    SERIES (3)   SERIES (5)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding, beginning of
period                                      --            --            --             --            --            --           --
Participant deposits                   176,653        22,732        85,638        137,119        56,144       991,910       73,472
Participant transfers                    5,597         1,270        13,458         14,275        53,645       168,584       69,896
Participant withdrawals                 (2,175)           --            --             --            --        (3,552)          --
                                  -------------------------------------------------------------------------------------------------
Units outstanding, end of period       180,075        24,002        99,096        151,394       109,789     1,156,942      143,368
                                  =================================================================================================


                                     PHOENIX-                                                PHOENIX-
                                    ENGEMANN                     PHOENIX-                   J.P. MORGAN     PHOENIX-      PHOENIX-
                                     SMALL &      PHOENIX-       GOODWIN      PHOENIX-       RESEARCH        JANUS         JANUS
                                     MID-CAP      GOODWIN     MULTI-SECTOR    HOLLISTER       ENHANCED       CORE        FLEXIBLE
                                     GROWTH     MONEY MARKET  FIXED INCOME   VALUE EQUITY      INDEX         EQUITY       INCOME
                                    SERIES (2)   SERIES (10)   SERIES (8)     SERIES (1)    SERIES (2)    SERIES (4)   SERIES (19)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding, beginning of
  period                                    --            --            --             --            --            --          --
Participant deposits                   162,601     1,325,850        69,435        324,505        49,198        68,221       17,482
Participant transfers                  108,382      (205,166)      160,820         78,025        11,690        34,785       30,820
Participant withdrawals                   (828)      (30,823)           --         (3,577)           --          (994)        (630)
                                  -------------------------------------------------------------------------------------------------
Units outstanding, end of period       270,155     1,089,861       230,255        398,953        60,888       102,012       47,672
                                  =================================================================================================

                                                                                            PHOENIX-       PHOENIX-     PHOENIX-
                                                               PHOENIX-     PHOENIX-        SANFORD        SANFORD      SANFORD
                                     PHOENIX-    PHOENIX-      OAKHURST      OAKHURST      BERNSTEIN      BERNSTEIN    BERNSTEIN
                                      JANUS      OAKHURST     GROWTH AND    STRATEGIC        GLOBAL        MID-CAP     SMALL-CAP
                                      GROWTH     BALANCED       INCOME      ALLOCATION       VALUE          VALUE        VALUE
                                   SERIES (11)   SERIES (15)   SERIES (4)    SERIES (13)   SERIES (14)    SERIES (2)   SERIES (14)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding, beginning of
 period                                     --            --            --             --            --            --           --
Participant deposits                   103,557       382,825       311,584        299,784        50,260       270,938      207,783
Participant transfers                  103,891       106,146       149,251        157,674        18,163        46,224       33,208
Participant withdrawals                   (930)       (2,022)         (838)       (11,593)       (1,498)       (2,455)      (2,717)
                                  -------------------------------------------------------------------------------------------------
Units outstanding, end of period       206,518       486,949       459,997        445,865        66,925       314,707      238,274
                                  =================================================================================================

                                     PHOENIX-    PHOENIX-                                    ALGER         DEUTSCHE      FEDERATED
                                     SENECA      SENECA                                     AMERICAN      VIT EAFE(R)  FUND FOR U.S.
                                     MID-CAP     STRATEGIC      CAPITAL       AIM V.I.      LEVERAGED      EQUITY       GOVERNMENT
                                     GROWTH       THEME       APPRECIATION     VALUE         ALL CAP       INDEX        SECURITIES
                                    SERIES (6)   SERIES (3)     FUND (20)     FUND (22)    PORTFOLIO (5)   FUND (24)      II (7)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding, beginning of
  period                                    --            --            --             --            --            --           --
Participant deposits                   187,874       322,911         3,506         25,867        47,491        11,783      116,811
Participant transfers                   70,451       190,098        32,041         32,124        25,364            --      124,868
Participant withdrawals                     --        (5,664)           --             --          (183)           --       (8,291)
                                  -------------------------------------------------------------------------------------------------
Units outstanding, end of period       258,325       507,345        35,547         57,991        72,672        11,783      233,388
                                  =================================================================================================

                                                                                                                        TEMPLETON
                                    FEDERATED                     VIP                         MUTUAL      TEMPLETON     DEVELOPING
                                      HIGH          VIP          GROWTH          VIP          SHARES        ASSET        MARKETS
                                  INCOME BOND   CONTRAFUND(R) OPPORTUNITIES     GROWTH      SECURITIES     STRATEGY     SECURITIES
                                  FUND II (14)  PORTFOLIO (6) PORTFOLIO (9) PORTFOLIO (2)     FUND(16)     FUND (23)     FUND (18)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding, beginning of
  period                                    --            --            --             --            --            --           --
Participant deposits                    64,043        64,349        28,242         13,199        26,992         6,568        5,769
Participant transfers                    5,847        19,034        11,536         31,528         2,723         1,536        8,248
Participant withdrawals                 (2,457)         (169)         (333)          (865)           --            --           --
                                  -------------------------------------------------------------------------------------------------
Units outstanding, end of period        67,433        83,214        39,445         43,862        29,715         8,104       14,017
                                  =================================================================================================

                                    TEMPLETON
                                     GROWTH      TEMPLETON                    WANGER          WANGER
                                     SERIES    INTERNATIONAL   TECHNOLOGY     FOREIGN     INTERNATIONAL    WANGER       WANGER U.S.
                                     FUND (5)     FUND (7)    PORTFOLIO (7)  FORTY (12)   SMALL CAP (5)   TWENTY (17)  SMALL CAP (5)
                                  ------------- ------------- ------------- -------------- ------------- ------------- ------------
Units outstanding, beginning of
  period                                    --            --            --             --            --            --           --
Participant deposits                    18,212        18,185       126,538         39,854       116,393         7,705      190,987
Participant transfers                   15,546        52,877        47,295         25,899        29,087         3,512       72,773
Participant withdrawals                   (503)           --        (1,652)          (770)         (199)           --           --
                                  -------------------------------------------------------------------------------------------------
Units outstanding, end of period        33,255        71,062       172,181         64,983       145,281        11,217      263,760
                                  =================================================================================================


(1)  From inception January 31, 2001 to December 31, 2001        (13)  From inception March 28, 2001 to December 31, 2001
(2)  From inception February 1, 2001 to December 31, 2001        (14)  From inception April 4, 2001 to December 31, 2001
(3)  From inception February 13, 2001 to December 31, 2001       (15)  From inception April 5, 2001 to December 31, 2001
(4)  From inception February 15, 2001 to December 31, 2001       (16)  From inception April 20, 2001 to December 31, 2001
(5)  From inception February 22, 2001 to December 31, 2001       (17)  From inception April 25, 2001 to December 31, 2001
(6)  From inception February 27, 2001 to December 31, 2001       (18)  From inception May 2, 2001 to December 31, 2001
(7)  From inception March 2, 2001 to December 31, 2001           (19)  From inception May 14, 2001 to December 31, 2001
(8)  From inception March 5, 2001 to December 31, 2001           (20)  From inception May 30, 2001 to December 31, 2001
(9)  From inception March 9, 2001 to December 31, 2001           (21)  From inception June 25, 2001 to December 31, 2001
(10) From inception March 19, 2001 to December 31, 2001          (22)  From inception July 23, 2001 to December 31, 2001
(11) From inception March 23, 2001 to December 31, 2001          (23)  From inception November 2, 2001 to December 31, 2001
(12) From inception March 26, 2001 to December 31, 2001          (24)  From inception December 11, 2001 to December 31, 2001

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the subaccounts the daily equivalent of .40%, .725% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $0 for the year ended December 31, 2001.

   PEPCO is the principal underwriter and distributor for the Account. Phoenix reimburses PEPCO for expenses incurred as underwriter.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $0 for the year ended December 31, 2001.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--REORGANIZATION AND INITIAL PUBLIC OFFERING

   On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted a plan of reorganization, which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly owned subsidiary of PNX.

NOTE 10--PROPOSED FUND CHANGES

    On November 13, 2001, The Board of Trustees of The Phoenix Edge Series Fund approved a Plan of Reorganization to merge three series of The Phoenix Edge Series Fund into other existing series. Each Merging Series will be merged into a corresponding Surviving Series as follows:

    Merging Series                           Surviving Series
    --------------                           ----------------
    Phoenix-Engemann Nifty Fifty Series      Phoenix-Engemann Capital Growth Series
    Phoenix-Janus Core Equity Series         Phoenix-Janus Growth Series
    Phoenix-Oakhurst Balanced Series         Phoenix-Oakhurst Strategic Allocation Series

   If the shareholders approve the Plan of Reorganization each Merging Series will transfer all or substantially all of its assets and its liabilities to the corresponding Surviving Series. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Surviving Series. The shareholders of each Merging Series must approve the Plan of Reorganization before any transaction can take place. The next meeting of The Phoenix Edge Series Fund's shareholders will be held in the Spring of 2002, at which time, these matters will be submitted for a shareholder vote.

   The Board of Trustees of the fund voted at their August 28, 2001 meeting that shares of the Phoenix-Federated U.S. Government Bond Series will no longer be available for sale except to contract/policy owners who already had account value allocated to the subaccounts investing in the series as of February 16, 2001.

   On September 18, 2001, PHLVIC Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life And Annuity Variable Universal Life Account asked the Securities and Exchange Commission ("SEC") to approve a proposal to substitute shares of Federated Fund for U.S. Government Securities II for shares of Phoenix-Federated U.S. Government Bond Series. Subject to SEC approval, the substitution is expected to be completed in 2002. It will affect contract/policy owners who have amounts invested in the Phoenix-Federated U.S. Government Bond Series at that time. Affected Contract owners will be notified when the substitution is complete.

                 THE PHOENIX EDGE(R)-VA FOR NEW YORK (OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 11--MANAGER OF MANAGERS

   The Adviser of Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-Deutsche Dow 30 Series, Phoenix-Deutsche Nasdaq-100 Index(R) Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-J.P. Morgan Research Enhanced Index Series, Phoenix-Janus Core Equity Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, Phoenix-MFS Value Series, Phoenix-Morgan Stanley Focus Equity Series, Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Mid-Cap Value Series, Phoenix-Sanford Bernstein Small Cap Value Series ("PVA Funds") is Phoenix Variable Advisers, Inc. ("PVA"). The PVA Funds and PVA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, to permit the PVA Funds to be managed under a "manager of managers" structure. If the SEC grants the requested exemptive order, PVA will, subject to supervision and approval of the PVA Funds' Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PVA Funds. The order would, therefore, permit the PVA Funds and PVA to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the placement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. The PVA Funds and PVA believe that without such exemption, PVA may be impeded in the prompt and efficient employment of a subadvisor best suited to the needs of a particular series, and a series may be subjected to additional expenses of proxy solicitations and shareholder meetings when subadvisors are employed or replaced. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. There is no guarantee the PVA Funds will obtain this order from the SEC.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of Phoenix Life Insurance Company and

Participants of Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Option 2)) at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP
Hartford, Connecticut
March 22, 2002

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

----------------------------------

     PHOENIX LIFE INSURANCE COMPANY
     (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
     CONSOLIDATED FINANCIAL STATEMENTS
     DECEMBER 31, 2001 AND 2000

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE

Report of Independent Accountants ..........................................F-3

Consolidated Balance Sheets ................................................F-4

Consolidated Statements of Income ..........................................F-5

Consolidated Statements of Cash Flows.................................F-6 - F-7

Consolidated Statements of Changes in Stockholder's Equity
    and Comprehensive Income ...............................................F-8

Notes to Consolidated Financial Statements ..........................F-9 - F-45

PRICEWATERHOUSECOOPERS [Logo]


--------------------------------------------------------------------------------
                                                  PRICEWATERHOUSECOOPERS LLP
                                                  100 Pearl Street
                                                  Hartford CT 06103-4508
                                                  Telephone  (860) 241 7000
                                                  Facsimile  (860) 241 7590





                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Phoenix Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, cash flows, and changes in stockholder's equity and comprehensive income present fairly, in all material respects, the financial position of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in the accompanying notes to consolidated financial statements, the Company changed its method of accounting for venture capital partnerships (Note
5), securitized financial instruments (Note 3), and derivative financial instruments (Note 3) in 2001.




/s/ PricewaterhouseCoopers LLP


February 5, 2002

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
                                                                        ---------------------------------------
                                                                             2000                  2001
                                                                        ------------------  -------------------
                                ASSETS                                      (IN MILLIONS, EXCEPT SHARE DATA)
Investments:
    Available-for-sale debt securities, at fair value................          $  5,949.0           $  9,599.2
    Held-to-maturity debt securities, at amortized cost..............             2,109.6                   --
    Equity securities, at fair value.................................               335.5                286.0
    Mortgage loans, at unpaid principal, net.........................               593.4                535.8
    Real estate, at lower of cost or fair value less costs to sell, net              77.9                 83.1
    Policy loans, at unpaid principal................................             2,105.2              2,172.2
    Venture capital partnerships.....................................               467.3                291.7
    Other invested assets............................................               235.7                281.2
    Short-term investments, at amortized cost........................                 3.8                  8.5
                                                                        ------------------  -------------------
       Total investments.............................................            11,877.4             13,257.7
Cash and cash equivalents............................................               720.0                547.9
Accrued investment income............................................               194.5                203.1
Deferred policy acquisition costs....................................             1,019.0              1,123.7
Premiums, accounts and notes receivable..............................               155.8                175.1
Reinsurance recoverables.............................................                16.6                 21.4
Property, equipment and leasehold improvements, net..................               122.2                102.2
Goodwill and other intangible assets, net............................               582.6                 22.6
Investments in unconsolidated affiliates.............................               173.2                330.6
Deferred income taxes, net...........................................                  --                 22.9
Net assets of discontinued operations (note 13)......................                25.5                 20.8
Other assets.........................................................                49.8                 32.7
Separate account assets and investment trusts........................             5,376.6              5,570.0
                                                                        ------------------  -------------------
    Total assets.....................................................          $ 20,313.2           $ 21,430.7
                                                                        ==================  ===================
                       LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
------------
    Policy liabilities and accruals.................................           $ 11,372.6           $ 11,993.4
    Policyholder deposit funds......................................                678.4              1,368.2
    Long-term debt (note 10)........................................                425.1                175.0
    Deferred income taxes, net......................................                  9.4                   --
    Other liabilities...............................................                473.3                496.0
    Separate account liabilities and investment trusts..............              5,376.6              5,564.9
                                                                        ------------------  -------------------
         Total liabilities..........................................             18,335.4             19,597.5
                                                                        ------------------  -------------------
Commitments and contingencies (note 22).............................
Minority interest in net assets of consolidated subsidiaries........                136.9                  1.1
                                                                        ------------------  -------------------
Stockholder's equity:
---------------------
   Common stock ($1,000 par value, 10,000 shares authorized;
      0 and 10,000 shares issued and outstanding at December 31,
      2000 and 2001, respectively...................................                   --                 10.0
   Additional paid-in capital.......................................                   --              1,712.0
   Retained earnings................................................              1,820.7                 29.0
   Accumulated other comprehensive income...........................                 20.2                 81.1
                                                                        ------------------  -------------------
       Total stockholder's equity...................................              1,840.9              1,832.1
                                                                        ------------------  -------------------
       Total liabilities and stockholder's equity...................           $ 20,313.2           $ 21,430.7
                                                                        ==================  ===================


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF INCOME
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------------------
                                                                       1999              2000              2001
                                                                   --------------    --------------    --------------
Revenues:                                                                            (IN MILLIONS)
---------
Premiums.......................................................         $1,175.7         $ 1,147.4         $ 1,112.7
Insurance and investment product fees..........................            574.6             631.0             430.3
Net investment income..........................................            953.1           1,129.6             830.2
Net realized investment gains .................................             75.8              89.2             150.1
                                                                   --------------    --------------    --------------
        Total revenues.........................................          2,779.2           2,997.2           2,523.3
                                                                   --------------    --------------    --------------
Benefits and expenses:

       Policy benefits and increase in policy liabilities......          1,373.1           1,409.8           1,406.7
       Policyholder dividends..................................            360.5             378.0             400.1
       Amortization of deferred policy acquisition costs                   147.9             356.0             133.0
       Amortization of goodwill and other intangible assets                 40.1              36.9              24.7
       Interest expense........................................             34.0              32.7              20.0
       Demutualization expenses................................               --              21.8              25.9
       Other operating expenses................................            557.9             604.5             470.6
                                                                   --------------    --------------    --------------
            Total benefits and expenses........................          2,513.5           2,839.7           2,481.0
                                                                   --------------    --------------    --------------
Income from continuing operations before income taxes,
       minority interest and equity in earnings of and
       interest earned from investments in unconsolidated
       affiliates..............................................            265.7             157.5              42.3
Income tax expense (benefit)...................................             99.0              56.2             (19.8)
                                                                   --------------    --------------    --------------
Income from continuing operations before minority
       Interest, equity in earnings of and interest earned
       From investments in unconsolidated affiliates...........            166.7             101.3              62.1
Minority interest in net income of consolidated
       Subsidiaries............................................            (10.1)            (14.1)             (3.7)
Equity in earnings of and interest earned from
       Investments in unconsolidated affiliates................              5.5               7.6               8.1
                                                                   --------------    --------------    --------------
Income from continuing operations..............................            162.1              94.8              66.5
Discontinued operations (note 13):
----------------------------------
       Income from discontinued operations, net of income
            taxes..............................................             36.1               9.4                --
       Loss on disposal, net of income taxes...................           (109.0)            (20.9)               --
                                                                   --------------    --------------    --------------
Income before cumulative effect of accounting
       changes.................................................             89.2              83.3              66.5
                                                                   --------------    --------------    --------------
Cumulative effect of accounting changes for:
--------------------------------------------
       Venture capital partnerships, net of income taxes
          (note 5).............................................               --                --             (48.8)
       Securitized financial instruments, net of income
          taxes (note 3).......................................               --                --             (20.5)
       Derivative financial instruments, net of income taxes
          (note 3).............................................               --                --               3.9
                                                                   --------------    --------------    --------------
Net income ....................................................           $ 89.2            $ 83.3             $ 1.1
                                                                   ==============    ==============    ==============


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------
                                                                            1999             2000            2001
                                                                        ------------     ------------    ------------
Cash flows from operating activities:                                                  (IN MILLIONS)
-------------------------------------
           Net income ........................................               $ 89.2          $  83.3          $  1.1
Adjustments to reconcile net income to net cash provided by operating activities:
       Net loss from discontinued operations..................                 72.9             11.5              --
       Net realized investment gains..........................                (75.8)           (89.2)         (150.1)
       Amortization and depreciation..........................                 72.0             56.8            43.2
       Investment income......................................               (138.2)          (297.7)           97.4
       Securitized financial instruments and derivatives......                   --               --            16.6
       Deferred income tax benefit............................                (13.9)           (37.0)          (60.4)
       Increase in receivables................................                (62.9)           (54.0)          (76.9)
       (Increase) decrease in deferred policy acquisition costs                 (.3)           183.2           (76.2)
       Increase in policy liabilities and accruals............                321.2            472.8           469.0
       Change in other assets/other liabilities, net..........                 53.8             45.4           145.3
                                                                        ------------     ------------    ------------
       Net cash provided by continuing operations.............                318.0            375.1           409.0
       Net cash used for discontinued operations..............                (76.7)          (264.6)          (75.1)
                                                                        ------------     ------------    ------------
       Net cash provided by operating activities..............                241.3            110.5           333.9
                                                                        ------------     ------------    ------------
Cash flows from investing activities:
-------------------------------------
       Proceeds from the sale of debt securities:
           Available-for-sale.................................              1,192.2            912.1         1,202.0
           Held-to-maturity...................................                 18.0              9.8            17.5
       Proceeds from the maturity of debt securities:
           Available-for-sale.................................                 49.7             38.7            96.7
           Held-to-maturity...................................                  6.5             25.9            35.5
       Proceeds from the repayment of debt securities:
           Available-for-sale.................................                461.0            286.1           534.0
           Held-to-maturity...................................                162.2            173.8           158.5
       Proceeds from sale of equity securities................                163.5            515.4           114.6
       Proceeds from the maturity of mortgage loans...........                 18.9             17.3            16.4
       Proceeds from the repayment of mortgage loans..........                106.0            110.3            42.3
       Proceeds from distributions of venture capital partnerships             26.7             37.9            30.7
       Proceeds from sale of real estate and other invested assets             38.0             26.6            36.8
       Proceeds from sale of property and equipment...........                   --             20.6              --
       Proceeds from sale of subsidiaries and affiliates......                 46.4             14.1           659.8
       Purchase of available-for-sale debt securities.........             (1,672.6)        (1,418.4)       (3,132.7)
       Purchase of held-to-maturity debt securities...........               (395.5)          (356.0)         (393.8)
       Purchase of equity securities..........................               (162.4)          (130.5)          (72.8)
       Purchase of subsidiaries...............................               (187.6)           (59.3)          (10.0)
       Purchase of mortgage loans.............................                (25.3)            (1.0)             --
       Purchase of investments in unconsolidated affiliates and
            other invested assets.............................               (103.4)           (46.5)         (104.2)
       Purchase of minority interest in subsidiary............                   --               --          (358.1)
       Purchase of interests in venture capital partnerships..               (108.5)           (95.1)          (47.0)
       Change in short-term investments, net..................                  (.6)              .5            (4.8)
       Increase in policy loans...............................                (34.3)           (62.7)          (67.0)
       Capital expenditures...................................                (20.5)           (21.5)          (13.7)
       Other investing activities, net........................                  1.7               --              --
                                                                        ------------     ------------    ------------
Net cash used for continuing operations.......................               (419.9)            (1.9)       (1,259.3)
Net cash provided by discontinued operations..................                105.6            259.5            77.5
                                                                        ------------     ------------    ------------
Net cash (used for) provided by investing activities..........             $ (314.3)         $ 257.6       $(1,181.8)
                                                                        ------------     ------------    ------------

The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------
                                                                        1999              2000               2001
                                                                    --------------    --------------     -------------
Cash flows from financing activities:                                                 (IN MILLIONS)
-------------------------------------

       Net deposits of policyholder deposit funds,
           net of interest credited...............................         $  6.5           $ 140.2           $ 689.8
       Proceeds (repayments) from securities sold subject to
           repurchase agreements..................................           28.4             (28.4)               --
       Issuance of common stock...................................             --                --              10.0
       Capital contributions from parent..........................             --                --              78.6
       Dividends paid to parent ..................................             --                --            (132.3)
       Proceeds from borrowings...................................          175.1              50.0             180.0
       Repayment of borrowings....................................         (125.0)           (124.0)           (125.1)
       Distributions to minority stockholders.....................           (4.2)             (5.8)             (5.8)
       Debenture principal payments...............................             --                --             (19.4)
       Other financing activities, net............................            (.4)              3.2                --
                                                                    --------------    --------------     -------------
       Net cash  provided by financing activities.................           80.4              35.2             675.8
                                                                    --------------    --------------     -------------
       Net change in cash and cash equivalents....................            7.4             403.3            (172.1)
       Cash and cash equivalents, beginning of year...............          309.3             316.7             720.0
                                                                    --------------    --------------     -------------
       Cash and cash equivalents, end of year.....................         $316.7           $ 720.0            $547.9
                                                                    ==============    ==============     =============
Supplemental cash flow information:
-----------------------------------
       Income taxes paid (received), net..........................         $106.4           $ 135.8           $ (47.0)
       Interest paid on indebtedness..............................         $ 34.8           $  34.1           $  23.8









The accompanying notes are an integral part of these consolidated financial statements.


                                                                      RETAINED        ACCUMULATED
                                                    ADDITIONAL        EARNINGS           OTHER             TOTAL
                                        COMMON        PAID-IN       (ACCUMULATED     COMPREHENSIVE     STOCKHOLDER'S
                                        STOCK         CAPITAL          DEFICIT)      INCOME (LOSS)        EQUITY
                                      -----------  --------------  ---------------  ----------------   --------------
(IN MILLIONS)
Balance at January 1, 1999            $      --      $     --          $ 1,642.3        $     94.3       $  1,736.6
--------------------------
Net income...........................                                       89.2                               89.2
Other comprehensive loss, net of
   income taxes:
      Unrealized loss on securities..                                                        (66.8)           (66.8)
      Reclassification adjustment for
        net realized gains included in
        net income                                                                            (1.5)            (1.5)
      Minimum pension liability
      adjustment                                                                              (1.5)            (1.5)
                                                                                                       --------------
   Total other comprehensive loss....                                                                         (69.8)
Comprehensive income.................                                                                          19.4
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 1999......... $      --      $     --          $ 1,731.5        $     24.5       $  1,756.0
----------------------------
                                      ===========  ==============  ===============  ================   ==============

Balance at January 1, 2000            $      --      $     --          $ 1,731.5        $     24.5       $  1,756.0
--------------------------
Comprehensive income:
   Net income........................                                       83.3                               83.3
   Other comprehensive income, net of
      income taxes:
      Unrealized gains on securities.                                                         53.0             53.0
      Reclassification adjustment for
        net
        Realized gains included in                                                           (58.9)           (58.9)
           net income
      Minimum pension liability                                                                1.6              1.6
        adjustment
                                                                                                       --------------
   Total other comprehensive income..                                                                          (4.3)
Comprehensive income.................                                                                          79.0
Other equity adjustments.............                                        5.9                                5.9
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 2000......... $      --      $     --          $ 1,820.7        $     20.2       $  1,840.9
----------------------------

                                      ===========  ==============  ===============  ================   ==============

Balance at January 1, 2001........... $      --      $     --          $ 1,820.7        $     20.2       $  1,840.9
--------------------------
Demutualization transaction..........      10.0        1,712.0          (1,765.7)                             (43.7)
Equity adjustment for policyholder
   dividend obligation...............                                      (30.3)                             (30.3)
Other equity adjustments.............                                        3.2                                3.2
Comprehensive income:
   Net income........................                                        1.1                                1.1
   Other comprehensive income, net of
      income taxes:
      Unrealized gain on security
        transfer from held-to-maturity
        to available-for-sale........                                                         83.9             83.9
      Unrealized loss on securities..                                                          (.9)             (.9)
      Unrealized gains on derivatives                                                          3.9              3.9
      Equity adjustment for policyholder
        dividend obligation.........                                                          (8.8)            (8.8)
      Reclassification adjustment for
        net realized gains included in                                                       (10.0)           (10.0)
        net income
      Cumulative effect of accounting
        change for derivatives.......                                                          1.1              1.1
      Minimum pension liability                                                               (8.3)            (8.3)
        adjustment
                                                                                                       --------------
   Total other comprehensive income..                                                                          60.9
Comprehensive income.................                                                                          62.0
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 2001.........   $  10.0      $ 1,712.0         $    29.0        $     81.1       $  1,832.1
----------------------------
                                      ===========  ==============  ===============  ================   ==============


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company ("Phoenix Life") and its subsidiaries offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company ("Phoenix"). See note 2--"Reorganization and Initial Public Offering."

2.       REORGANIZATION AND INITIAL PUBLIC OFFERING

On December 18, 2000, the Board of Directors of Phoenix Home Life Mutual Insurance Company ("Phoenix Mutual") unanimously adopted a plan of reorganization which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Mutual converted from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of Phoenix and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly-owned subsidiary of Phoenix. All policyholder membership interests in the mutual company were extinguished on the effective date and eligible policyholders of the mutual company received 56.2 million shares of common stock, $28.8 million of cash and $12.7 million of policy credits as compensation. The demutualization was accounted for as a reorganization. Accordingly, Phoenix's retained earnings immediately following the demutualization and the closing of the Initial Public Offering ("IPO") on June 25, 2001 (net of the cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital. In addition, Phoenix Life established a closed block for the benefit of holders of certain individual life insurance policies of Phoenix Life. The purpose of the closed block is to protect, after demutualization, the policy dividend expectations of the holders of the policies included in the closed block. The closed block will continue in effect until such date as none of such policies are in force. See note 14 --"Closed Block."

On June 25, 2001, Phoenix closed its IPO in which 48.8 million shares of common stock were issued at a price of $17.50 per share. Net proceeds from the IPO of $807.9 million were contributed to Phoenix Life. On July 24, 2001, Morgan Stanley Dean Witter exercised its right to purchase 1,395,900 shares of the common stock of Phoenix at the IPO price of $17.50 per share less underwriter's discount. Net proceeds of $23.2 million were contributed to Phoenix Life.

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation and basis of presentation

The consolidated financial statements include the accounts of Phoenix Life. Less than majority-owned entities, in which Phoenix Life has significant influence over operating and financial policies and generally at least a 20% ownership interest, are reported on the equity method of accounting.

In January of 2001, Phoenix Life purchased the minority interest in PXP See Note 4--"Significant Transactions." This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to Phoenix. See Note 9--"Related Party Transactions." Consequently, Phoenix Life's 1999 and 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001.

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Certain reclassifications have been made to the 1999 and 2000 amounts to conform with the 2001 presentation.

Valuation of investments

Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix Life classified its debt securities as either held-to-maturity or available-for-sale investments. Prior to 2001, debt securities held-to-maturity consisted of private placement bonds reported at amortized cost, net of impairments, that management intended and had the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds, preferred stocks and private placement bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

In 2001, management decided, as part of Phoenix Life's conversion to a public company, that held-to-maturity debt securities should be reclassified to available-for-sale debt securities. See note 5 - "Investments."

For mortgage-backed and asset-backed investments in the debt security portfolio, Phoenix Life recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in the estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix Life will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on either the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral if collection is collateral-dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

Real estate, all of which is held for sale, is carried at the lower of cost or fair value less costs to sell. Fair value for real estate is determined by taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization, including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

Venture capital partnerships are recorded in accordance with the equity method of accounting. Phoenix Life records its share of the net equity in earnings of the venture capital partnerships in accordance with Accounting Principle Board Opinion No. 18, using the most recent financial information received from the partnerships. Historically, this information had been provided to Phoenix Life on a one-quarter lag. In the first quarter of 2001, Phoenix Life changed its method of applying the equity method of accounting to eliminate such quarterly lag. See note 5 - "Investments."

Other invested assets primarily include leveraged lease investments, derivatives and other partnership and joint venture interests. Leverage lease investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which Phoenix Life does not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. Derivatives are valued in accordance with Statement of Financial Accounting Standards ("SFAS") No. 133. See recent accounting pronouncements within note 3.

Short-term investments are carried at amortized cost which approximates fair value. Short-term investments consist of interest bearing securities that mature between 91 days and twelve months from date of purchase.

Realized investment gains and losses, other than those related to separate accounts for which Phoenix Life does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

In the normal course of business, Phoenix Life enters into transactions involving various types of financial instruments including debt investments such as debt securities, equity securities, and off-balance sheet commitments, primarily, related to venture capital partnerships. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

Cash and cash equivalents

Cash and cash equivalents include cash on hand and all highly liquid investments with a maturity of 90 days or less when purchased. Certain short-term investments relating to 1999 and 2000 have been reclassified to conform with the 2001 presentation.

Deferred policy acquisition costs

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In conjunction with the 1997 acquisition of the Confederation Life business, Phoenix recognized an asset for the present value of future profits ("PVFP") representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs ("DAC").

The method used to amortize DAC and PVFP depends on how the policy was classified. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits.

The amortization process requires the use of various assumptions, estimates and judgements about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on Phoenix's past experience, industry studies, regulatory requirements and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

Internal replacements are defined as an exchange of an existing Phoenix Life insurance or annuity policy for a different Phoenix Life insurance or annuity policy. The DAC balance associated with the replaced policy is treated in the same manner as policies that are surrendered. In the case of policies that are surrendered, in which owners cancel existing life or annuity contracts, the amortization of DAC is adjusted to reflect these surrenders.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Goodwill and other intangible assets

In 1999 and 2000, goodwill is amortized on a straight-line basis over periods ranging from ten to forty years, corresponding with the benefits expected to be derived from the related business acquisitions. The weighted-average life of goodwill is approximately thirty-eight years. Other intangible assets, primarily associated with investment management contracts and employee contracts, are amortized over their estimated useful lives using a straight-line basis. The average estimated useful life of the other intangible assets ranges from five to sixteen years for investment management contracts and three to seven years for employee contracts. The weighted-average life of other intangible assets is approximately thirteen years. Goodwill and other intangible assets' carrying values are periodically evaluated in accordance with SFAS No. 121, Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of, by comparing estimates of future undiscounted cash flows to the carrying values of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix Life's business. See SFAS No. 142 under "Recent accounting pronouncements" in note 3 for change in accounting policy effective January 1, 2002.

In 2001, remaining goodwill was amortized on a straight-line basis over a ten year period.

Investments in unconsolidated affiliates

Investments in unconsolidated affiliates represents investments in operating entities in which Phoenix Life owns more than 20% but less than a majority of the outstanding common stock and those operating entities for which Phoenix Life owns less than 20% if Phoenix Life exercises significant influence over the operating and financial policies of the company. Phoenix Life uses the equity method of accounting for its investments in the common stock of these entities. Investments in unconsolidated affiliates also includes, where applicable, Phoenix Life's investments in senior securities of these entities.

Separate account assets and liabilities and investment trusts

Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix Life. The assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

Investment trusts are assets held for the benefit of institutional clients who have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans. Investment trusts, for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Phoenix Life's financial exposure is limited to its share of equity and bond investments in these vehicles and there is no financial guarantees from, or recourse to, Phoenix Life for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Policy liabilities and accruals

Future policy benefits are liabilities for life and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. The guaranteed interest rates range from 2.25% to 6.00% in 2001. Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 7.15% in 2001, less administrative and mortality charges.

Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 2.1% to 12.3%, less administrative charges.

Premium and fee revenue and related expenses

Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products, included in insurance and investment product fees, consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

Investment management fees

Investment management fees included in insurance and investment product fees in the accompanying Consolidated Statements of Income are recorded as income pro-rata during the period in which services are performed. Investment management fees are generally computed and earned based upon a percentage of assets under management. Investment management fees are paid pursuant to the terms of the respective investment management contracts, which generally require monthly or quarterly payment.

Reinsurance

Phoenix Life uses reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policyholder dividends

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix Life. The amount of policyholder dividends to be paid is determined annually by Phoenix Life's Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix Life's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix Life establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix Life also establishes a liability for termination dividends. See note 14 --"Closed Block" for information on the policyholder dividend obligation.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Income taxes

Phoenix and its eligible affiliated companies have elected to file a life/non-life consolidated federal income tax return for 2001. For 2000 and prior years, Phoenix Life was the parent company of the group of eligible affiliated companies that had elected to file life/non-life consolidated federal income tax returns. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life income tax losses that can be applied to offset life insurance company taxable income.

Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs, investment impairment reserves, reserves for post-retirement benefits and unrealized gains or losses on investments.

Employee benefit plans

Phoenix has a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. Phoenix Life incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for Phoenix Life's participation in the plans. With respect to the pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2001, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2001, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability and amounts attributable to Phoenix Life have been allocated.

Recent accounting pronouncements

Securitized Financial Instruments. Effective April 1, 2001, Phoenix Life adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine of there has been an other-than-temporary decline in value. Upon adoption of EITF 99-20, Phoenix recorded a $20.5 million charge in net income as a cumulative effect of accounting change, net of income taxes.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Derivative Financial Instruments. Effective January 1, 2001, Phoenix Life adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities ("SFAS 138"). As amended, SFAS 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings.

Phoenix Life maintains an overall interest rate risk-management strategy that incorporates the use of derivative financial instruments to manage exposure to fluctuations in interest rates. Phoenix Life's exposure to interest rate changes primarily results from its commitments to fund interest-sensitive insurance liabilities, as well as from significant holdings of fixed rate investments. Derivative instruments that are used as part of Phoenix Life's interest rate risk-management strategy include interest rate swap agreements, interest rate caps, interest rate floors, interest rate swaptions and foreign currency swap agreements. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix Life enters into derivative contracts only with a number of highly rated financial institutions.

Phoenix Life enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix Life does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix Life exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

Phoenix Life enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix Life does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix Life the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix Life would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix Life pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

Phoenix Life enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix Life agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements are recognized in net investment income. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix Life only enters into derivative contracts with highly rated financial institutions.

On January 1, 2001, in accordance with the transition provisions of SFAS 133, Phoenix Life recorded a net-of-tax cumulative effect adjustment of $1.3 million
(gain) in earnings to recognize at fair value all derivatives that are designated as fair-value hedging instruments. Phoenix Life also recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. Phoenix Life also recorded a net-of-tax cumulative effect adjustment of $1.1 million in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments.

For derivative instruments that were not designated as hedges, upon implementation of SFAS 133, Phoenix Life recorded a net-of-tax cumulative effect adjustment of $3.9 million in earnings to recognize these instruments at fair value. Gains and losses on derivatives that were previously deferred as adjustments to the

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

carrying amount of hedged items were not included in the cumulative effect adjustment. There were no gains or losses on derivative instruments that were reported independently as deferred assets or liabilities that required de-recognition from the balance sheet.

Phoenix Life recognized an after-tax gain of $0.9 million for the year ended December 31, 2001 (reported as other comprehensive income in the Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income), which represented the change in fair value of interest rate swaps which have been designated as cash flow hedges, using the shortcut method, assuming no ineffectiveness. These interest rate swaps hedge floating-rate exposure on asset cash flows that back insurance liabilities by swapping floating rate bonds to fixed. For changes in the fair value of derivatives that are designated, qualify, and are highly effective as cash flow hedges, and for which the critical terms of the hedging instrument and the assets match, Phoenix Life recognizes the change in fair value of the derivative in other comprehensive income. Phoenix Life expects that there will be no ineffectiveness to recognize in earnings during the term of the hedges, and Phoenix Life does not expect to reclassify into earnings amounts reported in accumulated other comprehensive income over the next twelve months.

Phoenix Life also recognized an after-tax gain of $3.0 million for the year ended December 31, 2001 (reported as other comprehensive income in the Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, Phoenix Life recognizes the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified as earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. As of December 31, 2001, $0.3 million of the deferred net after-tax gains on these derivative instruments is expected to be reclassified into earnings over the next twelve months. For the year ended December 31, 2001, Phoenix Life also recognized an after-tax gain of $0.3 million (reported as net realized investment gains in the Consolidated Statements of Income), which resulted from the termination of interest rate swap contracts designated as hedges of a forecasted transaction. The interest rate swap contracts were determined to no longer be effective hedges.

Phoenix Life also recognized an after-tax loss of $0.4 million for the year ended December 31, 2001 (reported as net investment income in the Consolidated Statements of Income), which represented the change in fair value of derivative instruments which were not designated as hedges upon implementation of SFAS 133. These instruments primarily include: interest rate floors which hedge spread deficiency risk between assets and deferred annuity product liabilities; interest rate caps which hedge disintermediation risk associated with universal life insurance liabilities; and interest rate swaps which were hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities for which offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased. For changes in fair value of derivatives that are not designated and did not qualify as highly effective hedges upon implementation of SFAS 133, Phoenix Life recognizes the entire change in fair value of the derivatives in current-period earnings. For the year ended December 31, 2001, Phoenix Life also recognized an after-tax gain of $0.9 million (reported as net realized investment gains in the Consolidated Statements of Income), which resulted from the termination prior to maturity of interest rate swaps which were not designated as hedges upon implementation of SFAS 133.

Phoenix Life also holds foreign currency swaps as hedges against available-for-sale securities that back U.S. dollar denominated liabilities. For changes in the fair value of derivatives that are designated, qualify, and are highly effective as fair value hedges, Phoenix Life recognizes the change in fair value of the derivative, along with the change in value of the hedged asset or liability attributable to the hedged risk, in current-period earnings. Phoenix Life recognized an after-tax gain of $0.8 million for the year ended December 31, 2001.

In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

Accounting for Demutualizations. Effective June 30, 2001, Phoenix Life adopted Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and For Certain Long-Duration Participating Contracts ("SOP 00-3"). The provisions of SOP 00-3 provide guidance on accounting by insurance enterprises for demutualizations and the formation of mutual holding companies, including the emergence of earnings from and the financial statement presentation of the closed block established in connection with the demutualization. SOP 00-3 specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block.

Pursuant to the adoption of SOP 00-3, Phoenix Life recorded a charge of $30.3 million to equity in the second quarter of 2001 representing the establishment of the policyholder dividend obligation along with the corresponding impact on deferred policy acquisition costs and deferred income taxes. See note 14 --"Closed Block" for additional information.

Business Combinations/Goodwill and Other Intangible Assets. In June 2001, SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"), were issued. SFAS 141 and SFAS 142 are effective July 1, 2001 and January 1, 2002, respectively. SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 141 also requires that upon adoption of SFAS 142 a company reclassify the carrying amounts of certain intangible assets into or out of goodwill, based on certain criteria. SFAS 142 primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under SFAS 142, amortization of goodwill, including goodwill and other intangible assets with indefinite lives recorded in past business combinations, will discontinue upon adoption of this standard, and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. Phoenix Life recognized $7.1 million in goodwill amortization during 2001. As of June 26, 2001, PXP's net goodwill and intangible assets are no longer consolidated due to the sale of PXP to Phoenix. See note 9--"Related Party Transactions". Goodwill amortization will not be recognized after 2001 in accordance with SFAS 142. In addition, goodwill recorded as a result of business combinations completed during the six-month period ended December 31, 2001 will not be amortized.

The provisions of SFAS 141 and SFAS 142 also apply to equity-method investments made both before and after June 30, 2001. SFAS 142 prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

SFAS 142 requires that goodwill be tested at least annually for impairment using a two-step process. The first step is to identify a potential impairment and, in transition, this step must be measured as of the beginning of the fiscal year. However, a company has six months from the date of adoption to complete the first step. The second step of the goodwill impairment test measures the amount of the impairment loss (measured as of the beginning of the year of adoption), if any, and must be completed by the end of a company's fiscal year. Intangible assets deemed to have an indefinite life would be tested for impairment using a one-step process, which compares the fair value to the carrying amount of the asset as of the beginning of the fiscal year in the year of adoption. Phoenix Life has prepared a preliminary analysis of the adoption of SFAS 142, and does not expect to have a material impairment charge in 2002.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Impairment of Long-Lived Assets. In August 2001, the Financial Accounting Standards Board issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"), effective January 1, 2002. Under SFAS 144, long-lived assets to be sold within one year must be separately identified and carried at the lower of carrying value or fair value less costs to sell.

Long-lived assets expected to be held longer than one year are subject to depreciation and must be written down to fair value upon impairment. Long-lived assets no longer expected to be sold within one year, such as some foreclosed real estate, must be written down to the lower of current fair value or fair value at the date of foreclosure adjusted to reflect depreciation since acquisition. Phoenix Life is currently reviewing the provisions of SFAS 144 and assessing the impact of adoption.

4.       SIGNIFICANT TRANSACTIONS

Purchase of Phoenix Investment Partners, Ltd. minority interest

On September 10, 2000, Phoenix Life, one of its subsidiaries and PXP entered into an agreement and plan of merger pursuant to which such subsidiary agreed to purchase the outstanding common stock shares of PXP owned by third parties for a price of $15.75 per share. In connection with this merger, Phoenix Life's subsidiary paid, from available cash and short-term investments, $339.3 million to those third parties on January 11, 2001. As a result, PXP became an indirect wholly-owned subsidiary of Phoenix Life and PXP's shares of common stock were de-listed from the New York Stock Exchange. In addition, PXP accrued compensation expenses of $57.0 million to cash out stock options, $5.5 million of related compensation costs, $5.2 million in retention costs and $3.9 million in transaction costs at March 31, 2001.

After the merger, some third party holders of PXP's convertible subordinated debentures converted their debentures and PXP redeemed all remaining outstanding debentures held by third parties by the end of March 2001. PXP made cash payments totaling $38.2 million in connection with these conversions and redemptions from funds borrowed from its then existing credit facility.

The excess of purchase price over the minority interest in the net assets of PXP totaled $224.1 million. Of this excess purchase price, $179.1 million has been allocated to investment management contracts, which are being amortized over their estimated useful lives using the straight-line method. The weighted-average useful life of the investment management contracts is 13.4 years. The remaining excess purchase price, net of deferred taxes, of $118.4 million has been classified as goodwill and is being amortized over 40 years using the straight-line method. Related amortization of goodwill and investment management contracts of $2.9 million and $13.9 million, respectively, has been expensed for the year ended December 31, 2001.

The following table summarizes the calculation and allocation of the purchase price (in millions).

                    Purchase price:
                    --------------
                    Purchase price for 21.5 million outstanding shares at $15.75/share............     $  339.3
                    Premium paid related to third party convertible debt redemption/conversion....         18.8
                    Transaction related costs.....................................................          3.2
                                                                                                       --------
                         Total purchase price.....................................................     $  361.3
                                                                                                       ========
                    Purchase price allocation:
                    -------------------------
                    Fair value of acquired net assets.............................................     $  137.2
                    Investment management contracts...............................................        179.1
                    Deferred taxes................................................................        (73.4)
                    Goodwill......................................................................        118.4
                                                                                                       --------
                         Total purchase price allocation..........................................     $  361.3
                                                                                                       ========

Prior to this transaction, PXP had a $1.2 million liability related to options held by certain employees. As a result of this transaction, all outstanding options were settled and, consistent with previous accounting treatment, the remaining liability was reversed and recorded as an adjustment to equity.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Additionally, prior to the transaction, PXP had outstanding restricted stock which had been issued to certain employees pursuant to PXP's Restricted Stock Plan. For book purposes, the fair market value of the restricted stock at the date of the grant was recorded as unearned compensation, a separate component of stockholders' equity, and amortized over the restriction period. For tax purposes, PXP could deduct compensation expense equal to the fair market value of the stock on the date the restrictions lapse. The tax benefit of the deduction in excess of the compensation expense was recorded as an adjustment to additional paid-in capital. At the time of this transaction, all restrictions lapsed and PXP recorded a $2.0 million tax receivable for the deduction and a corresponding adjustment to equity.

Master credit facility

In June 2001, Phoenix, Phoenix Life, and PXP entered into a $375 million unsecured revolving credit facility that matures on June 10, 2005. Phoenix Life's and PXP's existing credit agreements were terminated at that time. Phoenix unconditionally guarantees loans to Phoenix Life and PXP. Base rate loans bear interest at the greater of the Bank of Montreal's prime commercial rate or the effective federal funds rate plus 0.5%. Eurodollar rate loans bear interest at LIBOR plus an applicable margin. The credit agreement includes customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum stockholders' equity and a maximum debt to capitalization ratio; that Phoenix Life maintain a minimum risk based capital ratio, and that PXP maintain a maximum debt to capitalization ratio and a minimum stockholders' equity. See note 10 - "Long-Term Debt" for additional information on credit facilities.

Early retirement program

On January 29, 2001, Phoenix offered a special retirement program under which qualified participants will receive enhanced retirement benefits by the addition of five years to age and pension plan service under the Employee Pension Plan. Employees of Phoenix Life and PXP who decided to participate will retire by May 31, 2002. Of the 318 participants eligible, 182 accepted the special retirement incentive program. As a result of this program, Phoenix Life was allocated an additional pension expense for the year ended December 31, 2001.

Aberdeen Asset Management PLC

On February 18, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix Life, purchased 15,050,000 shares of the common stock of Aberdeen Asset Management PLC ("Aberdeen"), a Scottish asset management firm, for $29.4 million. PM Holdings owned 31,600,000 shares and 38,100,000 share as of December 31, 2000 and 2001, respectively.

On April 15, 1996, Phoenix Life purchased 7% convertible subordinated notes issued by Aberdeen for $37.5 million. The notes, which mature on March 29, 2003, are convertible into 17,441,860 shares of Aberdeen common stock.

In May 2001, Phoenix Life purchased additional shares of common stock of Aberdeen for a cash purchase price of $46.8 million, bringing its ownership to approximately 22.0% (26.95% when the convertible subordinated note is included) of the common stock of Aberdeen at December 31, 2001. The investment in Aberdeen common stock is reported on the equity method. The notes and common stock are classified as investments in unconsolidated affiliates in the Consolidated Balance Sheets.

The investment in Aberdeen's convertible note at December 31, 2001 is reported at fair value with unrealized gains or losses included in equity. For the years ended prior to 2001, the investment in the note was reported at amortized cost. Aberdeen's convertible note was included in the transfer of securities from held-to-maturity to available-for-sale in 2001 and resulted in a pre-tax unrealized gain of $63.7 million. See note 5-- "Investments."

The fair value of Phoenix Life's investments in Aberdeen, based on the closing market price, was $455.8 million and $322.3 million as of December 31, 2000 and 2001, respectively.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Dividend scale

In November 2000, Phoenix Mutual's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2001. In October 1999, Phoenix Mutual's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000.

Emprendimiento Compartido, S.A. ("EMCO")

At January 1, 1999, PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest in this Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased 13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five-year covenant not-to-compete.

In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings' ownership interest from 35% to 100% of the then outstanding stock.

On November 12, 1999, PM Holdings sold 11.5 million shares (a 50% interest) of EMCO common stock for $40.0 million, generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest-bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million, which is being amortized over five years, and goodwill of $12.0 million, which is being amortized over ten years.

PFG Holdings, Inc.

On October 29, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix Life, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock, which is convertible into a 67% interest in common stock for $5 million in cash. In addition, Phoenix Life has an option to purchase all the outstanding common stock during the sixth year subsequent to the acquisition at a value equal to 80% of the appraised value of the common stock at that time. As of December 31, 2001, this option had not been executed. Since Phoenix Life holds voting control, the entity has been consolidated and a minority interest has been established for outside stockholders' interests. The transaction resulted in goodwill of $3.8 million, which is being amortized on a straight-line basis over forty years.

AGL Life Assurance Company, an operating subsidiary of PFG Holdings, must maintain at least $10.0 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing of $11.0 million at the purchase date to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

PM Holdings provided additional financing to PFG Holdings in 2001 in the form of a convertible subordinated note. The interest rate on the note is 8%, and the note will mature on November 1, 2006. The note allows for up to $8 million in financing and is convertible into common stock at any time at a variable conversion price.

Property and casualty distribution operations

On May 3, 1999, PM Holdings sold its property and casualty distribution business to Hilb, Rogal and Hamilton Company ("HRH") for $48.1 million including $10.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in 5.25% convertible subordinated debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. Phoenix also has contractual rights to designate two nominees for election to HRH's Board of Directors. As of December 31, 2001, two Phoenix designees were serving as HRH directors. The pre-tax gain realized on the sale was $40.1 million.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The convertible debentures mature on May 3, 2014 and are callable by HRH on or after May 3, 2009. The debentures are convertible into 1,406,593 shares of HRH common stock.

The investment in HRH debentures at December 31, 2001 is reported at fair value with unrealized gains or losses included in equity. For the years ended prior to 2001, the investment in HRH was reported at amortized cost. HRH debentures were included in the transfer of securities from held-to-maturity to available-for-sale in 2001 and resulted in a pre-tax unrealized gain of $46.8 million. See note 5 - "Investments."

The investment in HRH common stock is reported on the equity method. The debentures and common stock are classified as investments in unconsolidated affiliates in the Consolidated Balance Sheets. As of December 31, 2001, Phoenix Life owns 6.4% of the outstanding HRH common stock, 14.8% on a diluted basis.

The fair value of Phoenix Life's investments in HRH, based on the closing market price, was $90.6 million and $78.8 million as of December 31, 2000 and 2001, respectively.

Discontinued operations

During 1999, Phoenix Life discontinued its reinsurance operations, real estate management operations and group life & health operations. Disclosures concerning the financial effect of these transactions are contained in note 13-- "Discontinued Operations."

5.       INVESTMENTS

Information pertaining to Phoenix Life's investments, net investment income and realized and unrealized investment gains and losses follows:

Debt and equity securities

The amortized cost and fair value of investments in debt and equity securities as of December 31, 2001 were as follows:

                                                                           GROSS             GROSS
                                                        AMORTIZED       UNREALIZED        UNREALIZED          FAIR
                                                          COST             GAINS            LOSSES           VALUE
                                                       ------------     ------------      ------------     -----------
Debt securities                                                                (IN MILLIONS)
---------------
AVAILABLE-FOR-SALE:
    U.S. government and agency bonds..............         $ 256.0          $  13.3           $ (0.1)         $ 269.2
    State and political subdivision bonds.........           508.6             24.7             (1.7)           531.6
    Foreign government bonds......................           293.7             34.1             (1.1)           326.7
    Corporate securities..........................         4,316.6            145.5           (103.7)         4,358.4
    Mortgage-backed and asset-backed
    securities....................................         4,125.0            107.4            (84.3)         4,148.1
                                                       ------------     ------------      ------------     -----------
        Total available-for-sale securities.......         9,499.9            325.0           (190.9)         9,634.0
     Less: available-for-sale securities of
               discontinued operations............            34.8               --                --            34.8
                                                       ------------     ------------      ------------     -----------
     Total available-for-sale debt securities of
      continuing operations.......................       $ 9,465.1          $ 325.0         $ (190.9)       $ 9,599.2
                                                       ============     ============      ============     ===========

Equity securities.................................         $ 275.7          $  52.4          $ (40.6)         $ 287.5
-----------------
      Less: equity securities of discontinued
                operations........................             1.5               --                --             1.5
                                                       ------------     ------------      ------------    ------------
         Total equity securities of continuing
          operations..............................         $ 274.2          $  52.4          $ (40.6)         $ 286.0
                                                       ============     ============      ============     ===========

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in debt and equity securities as of December 31, 2000 were as follows:


                                                                          GROSS            GROSS
                                                         AMORTIZED      UNREALIZED        UNREALIZED
                                                            COST          GAINS            LOSSES       FAIR VALUE
                                                         -----------    -----------      -----------    -----------
Debt securities                                                                (IN MILLIONS)
---------------
HELD-TO-MATURITY:
    State and political subdivision bonds............      $    30.6      $      .3         $   (.9)     $     30.0
    Foreign government bonds.........................            2.4             --             (.7)            1.7
    Corporate securities.............................        1,781.2           48.0           (39.0)        1,790.2
    Mortgage-backed and asset-backed securities......          295.4           15.4            (3.8)          307.0
                                                         -----------    -----------      -----------    -----------
         Total held-to-maturity securities...........        2,109.6           63.7           (44.4)        2,128.9
                                                         -----------    -----------      -----------    -----------
AVAILABLE-FOR-SALE:
    U.S. government and agency bonds.................          262.5           13.8             (.3)          276.0
    State and political subdivision bonds............          459.9           16.9            (1.9)          474.9
    Foreign government bonds.........................          246.0           26.7            (5.8)          266.9
    Corporate securities.............................        2,222.1           37.7           (83.1)        2,176.7
    Mortgage-backed and asset-backed securities......        2,830.5           63.5           (25.2)        2,868.8
                                                         -----------    -----------      -----------    -----------
         Total available-for-sale securities.........        6,021.0          158.6          (116.3)        6,063.3
  Less: available-for-sale securities of
     discontinued operations.........................          114.3             --               --          114.3
                                                         -----------    -----------      -----------    -----------
     Total available-for-sale securities of
       continuing operations.........................        5,906.7          158.6          (116.3)        5,949.0
                                                         -----------    -----------      -----------    -----------
     Total debt securities of continuing operations..      $ 8,016.3      $   222.3         $(160.7)     $  8,077.9
                                                         ===========    ===========      ===========    ===========
                                                         ===========    ===========      ===========    ===========
Equity securities....................................      $   297.3      $    77.9         $ (39.7)     $    335.5
-----------------                                        ===========    ===========      ===========    ===========

The sale of debt securities held-to-maturity relate to certain securities, with amortized cost of $3.9 million, $3.9 million and $9.1 million, for the years ended December 31, 1999, 2000 and 2001, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. Net realized (losses) gains were $(0.2) million, $(3.9) million and $1.5 million in 1999, 2000 and 2001, respectively.

The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2001 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life may have the right to put or sell the obligations back to the issuers.

                                                                                   AVAILABLE-FOR-SALE
                                                                              ------------------------------
                                                                                AMORTIZED           FAIR
                                                                                  COST             VALUE
                                                                              -------------     ------------
                                                                                      (IN MILLIONS)
         Due in one year or less........................................         $   121.2        $   121.9
         Due after one year through five years..........................           1,276.7          1,260.0
         Due after five years through ten years.........................           1,772.9          1,820.3
         Due after ten years............................................           2,204.1          2,283.7
         Mortgage-backed and asset-backed securities....................           4,125.0          4,148.1
                                                                              -------------     ------------
              Total.....................................................           9,499.9          9,634.0
         Less: securities of discontinued operations....................              34.8             34.8
                                                                              -------------     ------------
              Total securities of continuing operations.................         $ 9,465.1        $ 9,599.2
                                                                              =============     ============

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                      DECEMBER 31,

                                                                              ------------------------------
                                                                                  2000             2001
                                                                              -------------     ------------
                                                                                      (IN MILLIONS)
         Planned amortization class.........................................     $   117.4        $   133.9
         Asset-backed.......................................................       1,082.3          1,607.9
         Mezzanine..........................................................         166.5            359.1
         Commercial.........................................................         796.5            633.6
         Sequential pay.....................................................         937.7          1,268.7
         Pass through.......................................................          59.3             75.5
         Other..............................................................           4.5             69.4
                                                                              -------------     ------------
         Total mortgage-backed and asset-backed securities                       $ 3,164.2        $ 4,148.1
                                                                              =============     ============

Mortgage loans and real estate

Phoenix Life's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                                 MORTGAGE LOANS               REAL ESTATE
                                                                  DECEMBER 31,                DECEMBER 31,
                                                            -------------------------    -----------------------
                                                               2000          2001           2000          2001
                                                            -----------    ----------    ----------   ----------
                    Property type:                                             (IN MILLIONS)
                    Office buildings..................         $ 171.3       $ 155.4        $ 34.4       $ 25.2
                    Retail............................           183.5         170.4           6.9          7.5
                    Apartment buildings...............           180.7         171.0          45.9         50.4
                    Industrial buildings..............            64.8          52.0            --           --
                    Other.............................             2.2           2.0            --           --
                    Valuation allowances..............            (9.1)        (15.0)         (9.3)          --
                                                            -----------    ----------    ----------   ----------
                         Total........................         $ 593.4       $ 535.8        $ 77.9       $ 83.1
                                                            ===========    ==========    ==========   ==========
                    Geographic region:                                         (IN MILLIONS)
                    Northeast.........................         $ 124.5       $ 116.5        $ 49.8       $ 54.4
                    Southeast.........................           147.6         130.5            --           --
                    North central.....................           147.4         134.8            .5           .4
                    South central.....................           103.7         101.7          22.3         13.0
                    West..............................            79.3          67.3          14.6         15.3
                    Valuation allowances..............            (9.1)        (15.0)         (9.3)          --
                                                            -----------    ----------    ----------   ----------
                         Total........................         $ 593.4       $ 535.8        $ 77.9       $ 83.1
                                                            ===========    ==========    ==========   ==========

At December 31, 2001, scheduled mortgage loan maturities were as follows: 2002 -- $51.4 million; 2003 -- $82.0 million; 2004 -- $34.7 million; 2005 -- $32.3 million; 2006 -- $94.7 million, and $240.7 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix Life did not refinance any of its mortgage loans during 2000 and 2001.

The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 2000 and 2001 is $11.4 million and $5.6 million, respectively. There are valuation allowances of $9.1 million and $15.0 million, respectively, on these mortgages.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Investment valuation allowances

Investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto, were as follows:

                                             BALANCE AT                                              BALANCE AT
                                             JANUARY 1,         ADDITIONS        DEDUCTIONS         DECEMBER 31,
                                          ----------------     ------------    --------------     -----------------
               2001:                                                   (IN MILLIONS)
               Mortgage loans.............          $ 9.1            $ 6.1            $  (.2)              $ 15.0
               Real estate................            9.3               --              (9.3)                  --
                                               -----------         --------        ----------            ---------
                    Total.................          $18.4            $ 6.1            $ (9.5)              $ 15.0
                                               ===========         ========        ==========            =========
               2000:
               Mortgage loans.............          $14.3            $ 1.8            $ (7.0)              $  9.1
               Real estate................            3.2              6.1                --                  9.3
                                               -----------         --------        ----------            ---------
                    Total.................          $17.5            $ 7.9            $ (7.0)              $ 18.4
                                               ===========         ========        ==========            =========
               1999:
               Mortgage loans.............          $30.6            $ 9.7            $(26.0)              $ 14.3
               Real estate................            6.4               .2              (3.4)                 3.2
                                               -----------         --------        ----------            ---------
                    Total.................          $37.0            $ 9.9            $(29.4)              $ 17.5
                                               ===========         ========        ==========            =========

Non-income producing mortgage loans and debt securities

The net carrying value of non-income producing mortgage loans was $6.0 million at December 31, 2000; there were no non-income producing mortgage loans during 2001. The amount of interest foregone by non-income producing mortgage loans was $0.5 million for the year ended December 31, 2000. There were no non-income producing debt securities at December 31, 2000 and 2001.

Venture capital partnerships

Phoenix Life invests as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds, as well as direct equity investments in leveraged buyouts and corporate acquisitions. As of December 31, 2001, total unfunded capital commitments were $166.8 million.

Phoenix Life records its equity in the earnings of these partnerships in net investment income.

In the first quarter of 2001, Phoenix Life recorded a charge of $48.8 million (net of income taxes of $26.3 million) representing the cumulative effect of this accounting change on the fourth quarter of 2000. The cumulative effect was based on the actual fourth quarter 2000 financial results as reported by the partnerships.

In the first quarter of 2001, Phoenix Life removed the lag in reporting by estimating the change in Phoenix Life's share of the net equity in earnings of the venture capital partnerships for the period from December 31, 2000, the date of the most recent financial information provided by the partnerships, to Phoenix Life's then current reporting date of March 31, 2001. To estimate the net equity in earnings of the venture capital partnerships for each quarter, Phoenix Life developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, Phoenix Life used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, Phoenix Life applied a public industry sector index to roll the value forward each quarter. Phoenix Life applies this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). In addition, Phoenix Life will annually revise the valuations it has assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships. Phoenix Life's venture capital earnings remain subject to variability.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The components of net investment income related to venture capital partnerships for the year ended December 31, were as follows:

                                                                              1999          2000            2001
                                                                           ----------    -----------    ------------
                                                                                        (IN MILLIONS)
    Operating losses..................................................        $ (8.9)        $ (7.7)         $ (6.4)
    Realized gains on cash and stock distributions....................          84.7          223.3            17.8
    Net unrealized gains (losses) on investments held in the                    64.1           61.7           (95.9)
       partnerships...................................................     ----------      ---------       ---------
    Total venture capital partnership net investment income (loss)....        $139.9         $277.3          $(84.5)
                                                                           ==========      =========       =========

Other invested assets

Other invested assets were as follows:

                                                                              DECEMBER 31,
                                                                        -------------------------
                                                                           2000          2001
                                                                        -----------    ----------
                                                                             (IN MILLIONS)
            Transportation and equipment leases......................       $ 83.2        $ 85.0
            Affordable housing partnerships..........................         29.1          28.2
            Investment in other affiliates...........................          7.5           9.6
            Seed money in separate accounts..........................         41.2          54.6
            Mezzanine partnerships...................................         30.4          37.1
            Derivatives..............................................           --          10.9
            Other partnership interests..............................         44.3          55.8
                                                                        -----------    ----------
              Total other invested assets............................       $235.7        $281.2
                                                                        ===========    ==========

Separate account assets and investment trusts

Separate account assets and investment trusts assets as of December 31, were as follows:

                                                                       2000                2001
                                                                  ---------------     ---------------
                                                                            (IN MILLIONS)
          Separate accounts .....................................      $ 5,376.6           $ 5,025.2
                                                                  ---------------     ---------------
          Investment trusts:
              Phoenix CDO I .....................................             --               160.1
              Phoenix CDO II ....................................             --               384.7
                                                                  ---------------     ---------------
                   Total investment trusts ......................             --               544.8
                                                                  ---------------     ---------------
          Total separate account assets and investment trusts....      $ 5,376.6           $ 5,570.0
                                                                  ===============     ===============


In 2001, Phoenix Life determined that the investment trusts did not have a substantive amount of outside equity and, as a result, concluded consolidation was required.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Net investment income

The components of net investment income (loss) for the year ended December 31, were as follows:

                                                                             1999           2000           2001
                                                                           ----------    -----------    -----------
                                                                                        (IN MILLIONS)
         Debt securities.............................................      $   637.4       $  622.2        $ 680.4
         Equity securities...........................................            7.9           13.3            4.4
         Mortgage loans..............................................           66.3           54.6           45.0
         Policy loans................................................          149.0          157.4          168.6
         Real estate.................................................            9.7            9.2           16.1
         Venture capital partnerships................................          139.9          277.3          (84.5)
         Other invested assets.......................................             .7            3.4            7.1
         Cash, cash equivalents and short-term investments...........           22.6           27.5           13.7
                                                                           ----------    -----------    -----------
              Sub-total..............................................        1,033.5        1,164.9          850.8
         Less: investment expenses...................................           13.0           14.3           14.1
                                                                           ----------    -----------    -----------
         Net investment income.......................................        1,020.5        1,150.6          836.7
         Less: net investment income of discontinued operations                 67.4           21.0            6.5
                                                                           ----------    -----------    -----------
              Total net investment income of continuing operations         $   953.1       $1,129.6        $ 830.2
                                                                           ==========    ===========    ===========


Investment income of $4.0 million was not accrued on certain delinquent mortgage loans and defaulted debt securities at December 31, 2001. Phoenix Life does not accrue interest income on impaired mortgage loans and impaired debt securities when the likelihood of collection is doubtful. See note 3--"Summary of Significant Accounting Policies--Valuation of investments" for further information on mortgage loan and debt security impairment.

The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $34.9 million and $31.1 million at December 31, 2000 and 2001, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4.1 million, $3.9 million and $3.6 million in 1999, 2000 and 2001, respectively. Actual interest income on these loans included in net investment income was $3.5 million, $3.1 million and $2.4 million in 1999, 2000 and 2001, respectively.

Investment gains and losses

Net unrealized investment (losses) gains on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                1999          2000          2001
                                                             -----------   -----------   -----------
                                                                          (IN MILLIONS)
         Debt securities................................       $ (428.5)     $  213.8        $ 91.3
         Equity securities..............................           63.2        (105.7)        (26.4)
         DAC............................................          260.3        (117.2)        (62.2)
         Deferred income tax (benefits) expense.........          (36.7)         (3.2)           .9
                                                             -----------   -----------   -----------
         Net unrealized investment (losses) gain on
              securities available-for-sale.............       $  (68.3)     $   (5.9)       $  1.8
                                                             ===========   ===========   ===========

The amortized cost of debt securities transferred from held-to-maturity to available-for-sale in 2001 was $2,333.8 million, which resulted in an unrealized gain of $83.9 million, after-tax.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Net realized investment (losses) gains for the year ended December 31, were as follows:

                                                                                      1999          2000          2001
                                                                                   ----------    -----------   -----------
                                                                                               (IN MILLIONS)
         Debt securities......................................................       $(20.4)       $(54.2)         $(50.9)
         Equity securities....................................................         16.6         146.8            (8.8)
         Mortgage loans.......................................................         18.5           3.0             1.0
         Real estate..........................................................          2.9          (4.3)           (2.5)
         Sale of subsidiary (Note 9)..........................................         40.1           (.8)          222.6
         Other invested assets................................................         18.5          (1.1)          (11.3)
                                                                                   ----------    -----------   -----------
         Net realized investment gains........................................         76.2          89.4           150.1
         Less: net realized investment gains from discontinued operations.....           .4            .2              --
                                                                                   ----------    -----------   -----------
         Net realized investment gains from continuing operations.............       $ 75.8        $ 89.2          $150.1
                                                                                   ==========    ===========   ===========

The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:


                                                                1999          2000          2001
                                                             -----------   -----------   ------------
                                                                          (IN MILLIONS)
         Proceeds from disposals.......................       $ 1,106.9        $898.5      $1,289.8
         Gross realized gains on sales.................       $    21.8        $  8.7      $   38.1
         Gross realized losses on sales................       $    39.1        $ 53.2      $   27.6

6.       GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill and other intangible assets were as follows:


                                                                        DECEMBER 31,
                                                                 --------------------------
                                                                     2000          2001
                                                                 -------------   ----------
                                                                        (IN MILLIONS)
         PXP gross amounts:
           Goodwill.........................................         $  425.7          --
           Investment management contracts..................            244.0          --
           Non-compete covenant.............................              5.0          --
           Other............................................              4.5          --
                                                                 -------------   ----------
         Totals ............................................            679.2          --
                                                                 -------------   ----------
         Other gross amounts:
           Goodwill.........................................             11.9      $  4.8
           Intangible asset related to pension plan benefits              8.3        18.8
           Other............................................              1.0         1.0
                                                                 -------------   ----------
         Totals ............................................             21.2        24.6
                                                                 -------------   ----------
         Total gross goodwill and other intangible assets               700.4        24.6
                                                                 -------------   ----------
         Accumulated amortization -PXP......................           (112.4)
         Accumulated amortization -other....................             (5.4)       (2.0)
                                                                 -------------   ----------
             Total goodwill and other intangible assets, net          $ 582.6      $ 22.6
                                                                 =============   ==========


As of June 26, 2001, PXP's net goodwill and intangible assets are no longer consolidated due to the sale of PXP to Phoenix. See note 9--"Related Party Transactions." In 2000, $1.9 million of goodwill associated with the acquisition of PractiCare, Inc. in 1997 was written off.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.       INVESTMENTS IN UNCONSOLIDATED AFFILIATES

Investments in unconsolidated affiliates were as follows:


                                                                            DECEMBER 31,
                                                                    ---------------------------
                                                                        2000           2001
                                                                    -----------    ------------
                                                                            (IN MILLIONS)
         EMCO investment.......................................        $  28.1         $  28.0
         Aberdeen common stock.................................           58.7           103.9
         Aberdeen 7% convertible subordinated notes............           37.5           101.2
         HRH common stock......................................           16.9            18.7
         HRH 5.25% convertible subordinated notes..............           32.0            78.8
                                                                    -----------    ------------
              Total investments in unconsolidated affiliates...        $ 173.2         $ 330.6
                                                                    ===========    ============

The reclassification of Aberdeen and HRH convertible subordinated notes from held-to-maturity to available-for-sale in 2001 resulted in an unrealized gain of $71.9 million, after-tax.

The components of equity in earnings of and interest earned from investments in unconsolidated affiliates for the year ended December 31, were as follows:


                                                                           1999        2000        2001
                                                                         ---------    --------    --------
                                                                                  (IN MILLIONS)
         EMCO investment.........................................           $ 1.1      $ (0.8)      $(0.1)
         Aberdeen common stock...................................             2.9         7.0         5.8
         Aberdeen 7% convertible subordinated notes..............             2.6         2.6         2.6
         HRH common stock........................................              .7         1.2         2.5
         HRH 5.25% convertible subordinated notes................             1.1         1.7         1.7
                                                                         ---------    --------    --------
           Total equity in earnings of and interest earned from
            investments in unconsolidated affiliates before
            income taxes.........................................             8.4        11.7        12.5
         Income tax expense......................................             2.9         4.1         4.4
                                                                         ---------    --------    --------
           Total equity in earnings of and interest earned from
            investments in unconsolidated affiliates.............           $ 5.5      $  7.6       $ 8.1
                                                                         =========    ========    ========

8.       DERIVATIVE INSTRUMENTS

Derivative instruments as of December 31, are summarized below:


                                                          2000                    2001
                                                  ---------------------   ---------------------
                                                             (DOLLARS IN MILLIONS)

         ASSET HEDGES
         ------------
         Foreign currency swaps:
           Notional amount..................            $  24.3                  $  16.4
           Weighted average received rate                 12.11%                   11.91%
           Weighted average paid rate.......              10.61%                   10.68%
           Fair value.......................            $   2.0                  $   2.9

         Interest rate swaps:
           Notional amount..................            $  43.0                  $  80.0
           Weighted average received rate                  7.51%                    6.22%
           Weighted average paid rate.......               6.78%                    2.08%
           Fair value.......................            $   1.9                  $   2.6

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         LIABILITY HEDGES
         ----------------

         Interest rate floors:
           Notional amount..................           $ 110.0                  $ 110.0
           Weighted average strike rate                  4.79%                    4.79%
           Index rate(1)....................            2-5 Yr.                 2-5 Yr.
                                                       CMT/CMS                  CMT/CMS
           Fair value.......................           $  (.1)                   $   .4

         Interest rate swaps:
           Notional amount..................           $ 410.0                  $ 360.0
           Weighted average received rate                6.66%                    4.84%
           Weighted average paid rate.......             6.50%                    4.59%
           Fair value.......................           $   6.1                  $   4.6

         Interest rate caps:
           Notional amount..................           $  50.0                  $  50.0
           Weighted average strike rate                  7.95%                    7.95%
           Index rate(1)....................        10 Yr. CMT               10 Yr. CMT
           Fair value.......................           $    --                  $    .4

----------

(1) Constant maturity treasury yields (CMT) and constant maturity swap yields
(CMS).

The increase in net investment income related to contractual cash flows on interest rate swap contracts was $1.0 million, $1.4 million and $2.0 million for the years ended December 31, 1999, 2000 and 2001, respectively. The decrease in net investment income related to contractual cash flows on interest rate floor, interest rate cap and swaption contracts was $2.3 million, $2.3 million and $0.1 million for the years ended December 31, 1999, 2000 and 2001, respectively. The estimated fair value of these instruments represent what Phoenix Life would have to pay or receive if the contracts were terminated.

Phoenix Life is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of Phoenix Life does not expect counterparties will fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date. Management of Phoenix Life considers the likelihood of any material loss on these instruments to be remote.

9.       RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001. Amounts payable to the affiliated investment advisors were $546 thousand, as of December 31, 2001. Variable product separate account fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. For the year ended December 31, 2001, the average blended interest rate was approximately 5%. The loan agreement requires no principal repayment prior to maturity.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to Phoenix. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001. Amounts payable to PEPCO were $4.7 million, as of December 31, 2001.

Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

10.      LONG-TERM DEBT


                                                                                       DECEMBER 31,

                                                                                   ---------------------
                                                                                    2000         2001

                                                                                   --------    ---------
                                                                                      (IN MILLIONS)
         Bank borrowings, blended rate 6.9% due in varying amounts to 2004           $230.0     $    --
         Subordinated debentures, 6.0% due 2015..................................      20.1          --
         Surplus notes, 6.95%, due 2006 .........................................     175.0       175.0
                                                                                   --------    ---------
              Total long-term debt...............................................    $425.1     $ 175.0
                                                                                   ========    =========

As of June 26, 2001, PXP's long term debt is no longer consolidated due to the sale of PXP to Phoenix. See note 9 - "Related Party Transactions". Phoenix Life maintained two separate $100 million revolving credit facilities as of June 2001, which were terminated in light of the new master credit facility described below.

In June 2001, Phoenix, Phoenix Life and PXP entered into a $375 million revolving credit facility which matures on June 10, 2005 and terminated Phoenix Life's and PXP's prior credit facilities. Bank of Montreal is the administrative agent for this credit facility. Each company has direct borrowing rights under this credit facility. Phoenix unconditionally guarantees loans to Phoenix Life and PXP. Base rate loans bear interest at the greater of the Bank of Montreal's prime commercial rate or the effective federal funds rate plus 0.5%. Eurodollar rate loans bear interest at LIBOR plus an applicable margin. The credit agreement includes customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum stockholders' equity and a maximum debt to capitalization ratio; that Phoenix Life maintain a minimum RBC ratio; and that PXP maintain a maximum debt to capitalization ratio and a minimum stockholders' equity. As of December 31, 2001, Phoenix Life had $249.9 million available, with no credit outstanding for this credit facility.

In November 1996, Phoenix Life issued $175.0 million principal amount of 6.95% surplus notes due December 1, 2006. Each payment of interest on principal of the notes requires the prior approval of the Superintendent of Insurance of the State of New York (the "Superintendent"), and may be made only out of surplus funds which the Superintendent determines to be available for such payment under the New York Insurance Law. The notes contain neither financial covenants nor early redemption provisions, and are to rank pari passu with any subsequently issued surplus, capital or contribution notes or similar obligations of Phoenix Life. Section 1307 of the New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life and are not a basis of any set-off against the company. As of December 31, 2001, Phoenix Life had $175.0 million in surplus notes outstanding.

Interest expense was $34.0 million, $32.7 million and $20.0 million for the years ended December 31, 1999, 2000 and 2001, respectively.

At December 31, 2001, aggregate maturities of long-term debt based on required principal payments are $175.0 million in 2006.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.      INCOME TAXES

A summary of income tax expenses (benefits) applicable to income before income taxes, minority interest, and equity in earnings of and interest earned from investments in unconsolidated affiliates, for the year ended December 31, was as follows:


                                        1999        2000         2001
                                      ---------    --------    ----------
                                                (IN MILLIONS)

         Income taxes:
             Current .............    $  114.0      $123.2       $ (43.3)
             Deferred.............       (15.0)      (67.0)         23.5
                                      ---------    --------    ----------
         Total ...................    $   99.0      $ 56.2       $ (19.8)
                                      =========    ========    ==========

The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the years ended December 31, were as follows:


                                                1999                      2000                      2001
                                        ----------------------   -----------------------   ------------------------
                                          AMOUNT         %         AMOUNT          %         AMOUNT          %
                                        -----------   --------   ------------   --------   ------------   ---------
                                                                  (DOLLARS IN MILLIONS)

         Income tax expense at
           statutory rate........        $  93.1        35%        $  55.1         35%         $ 14.8          35%
         Dividend received
           deduction and tax-
           exempt interest.......           (3.0)       (1)%          (6.7)        (4)%          (7.2)       (17)%
         Other, net..............           (2.7)       (1)%          (2.5)        (2)%          (6.4)       (15)%
                                        -----------   --------   ------------   --------   ------------   ---------
                                            87.4        33%           45.9         29%            1.2           3%
         Differential earnings
           (equity tax)..........           11.6         4%           10.3          7%          (21.0)       (50)%
                                        -----------   --------   ------------   --------   ------------   ---------
         Income taxes............        $  99.0        37%        $  56.2         36%         $(19.8)       (47)%
                                        ===========   ========   ============   ========   ============   =========

The net deferred income tax liability (asset) represents the income tax effects of temporary differences attributable to the consolidated income tax return group. The components were as follows:


                                                                         DECEMBER 31,
                                                                 -------------------------
                                                                    2000          2001
                                                                 -----------    ----------
                                                                        (IN MILLIONS)
         DAC.................................................       $ 217.9      $  234.1
         Unearned premium/deferred revenue...................        (139.0)       (133.6)
         Impairment reserves.................................         (16.8)        (31.3)
         Pension and other post-retirement benefits.......... .       (65.1)        (69.2)
         Investments.........................................         177.0         101.8
         Future policyholder benefits........................        (186.4)       (204.1)
         Investment management contracts.....................          37.5            --
         Deferred intercompany gain..........................            --          76.4
         Other...............................................         (29.2)        (43.8)
                                                                 -----------    ----------
                                                                       (4.1)        (69.7)
         Net unrealized investment gains.....................          11.9          50.2
         Minimum pension liability...........................          (3.3)         (7.7)
         Equity in earnings of unconsolidated affiliates                4.9           4.3
                                                                 -----------    ----------
         Deferred income tax liability (asset), net..........       $   9.4      $  (22.9)
                                                                 ===========    ==========

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Gross deferred income tax assets totaled $439.8 million and $489.7 million at December 31, 2000 and 2001, respectively. Gross deferred income tax liabilities totaled $466.8 million and $449.2 million at December 31, 2000 and 2001, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2000 and 2001 will be realized.

12.      COMPREHENSIVE INCOME

The components of, and related income tax effects for, other comprehensive income for the years ended December 31, were as follows:


                                                           1999            2000           2001
                                                       ------------    ------------   ------------
                                                                      (IN MILLIONS)

         Unrealized (losses) gains on securities
           available-for-sale:
           Before-tax amount.......................      $ (102.8)          $ 81.5        $ (1.4)
           Income tax (benefit) expense............         (36.0)            28.5           (.5)
                                                       ------------    ------------   ------------
                Totals.............................         (66.8)            53.0           (.9)
                                                       ------------    ------------   ------------
         Reclassification adjustment for net gains
           realized in net income:
           Before-tax amount.......................          (2.2)           (90.6)        (15.4)
           Income tax benefit......................           (.7)           (31.7)         (5.4)
                                                       ------------    ------------   ------------
                Totals.............................          (1.5)           (58.9)        (10.0)
                                                       ------------    ------------   ------------
         Net unrealized losses on securities
           available-for-sale:
           Before-tax amount.......................        (105.0)            (9.1)        (16.8)
            Income tax benefit.....................         (36.7)            (3.2)         (5.9)
                                                       ------------    ------------   ------------
                Totals.............................      $  (68.3)          $ (5.9)       $(10.9)
                                                       ============    ============   ============
         Minimum pension liability adjustment:
           Before-tax amount.......................      $   (2.3)          $  2.4        $(12.8)
           Income tax (benefit) expense............           (.8)              .8          (4.5)
                                                       ------------    ------------   ------------
                Totals.............................      $   (1.5)          $  1.6        $ (8.3)
                                                       ============    ============   ============

         Unrealized gain on security transfer
           from held-to-maturity to
           available-for-sale:
           Before-tax amount.......................      $      --          $   --        $129.1
           Income tax benefit......................             --              --          45.2
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $ 83.9
                                                       ============    ============   ============
         Unrealized gains on derivatives:
           Before-tax amount.......................      $      --          $   --        $  6.0
           Income tax expense......................             --              --           2.1
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $  3.9
                                                       ============    ============   ============
         Equity adjustment for policyholder
           dividend obligation:
           Before-tax amount.......................      $      --          $   --        $(13.5)
           Income tax benefit......................             --              --          (4.7)
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $ (8.8)
                                                       ============    ============   ============
         Cumulative effect of accounting change
           for derivatives:

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            Before-tax amount......................      $      --          $   --        $  1.7
            Income tax expense.....................             --              --            .6
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $  1.1
                                                       ============    ============   ============

The following table summarizes accumulated other comprehensive income for the years ended December 31:

                                                             1999           2000        2001
                                                          ----------    -----------   ----------
                                                                       (IN MILLIONS)

         Net unrealized gains (losses) on securities
            available-for-sale:
           Balance, beginning of year..................     $ 100.5         $ 32.2      $  26.3
           Change during period........................       (68.3)          (5.9)       (10.9)
                                                          ----------    -----------   ----------
           Balance, end of year........................        32.2           26.3         15.4
                                                          ----------    -----------   ----------
         Minimum pension liability adjustment:
           Balance, beginning of year..................        (6.2)          (7.7)        (6.1)
           Change during period........................        (1.5)           1.6         (8.3)
                                                          ----------    -----------   ----------
           Balance, end of year........................        (7.7)          (6.1)       (14.4)
                                                          ----------    -----------   ----------

         Net unrealized gain on security transfer
           from held-to-maturity to available-for-sale:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --         83.9
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --         83.9

                                                          ----------    -----------   ----------
         Unrealized gains on derivatives:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --          3.9
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --          3.9
                                                          ----------    -----------   ----------
         Equity adjustment for policyholder
           dividend obligation:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --         (8.8)
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --         (8.8)
                                                          ----------    -----------   ----------
         Cumulative effect of accounting change
           for derivatives:
           Balance, beginning of year..................          --             --           --

           Change during period........................          --             --          1.1
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --          1.1
                                                          ----------    -----------   ----------
         Accumulated other comprehensive income:
           Balance, beginning of year..................        94.3           24.5         20.2
           Change during period........................       (69.8)          (4.3)        60.9
                                                          ----------    -----------   ----------
           Balance, end of year........................     $  24.5         $ 20.2      $  81.1
                                                          ==========    ===========   ==========

13.      DISCONTINUED OPERATIONS

During 1999, Phoenix Life discontinued its reinsurance, real estate management and group life and health operations. The discontinuation of these operations resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the summary section below.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Reinsurance Operations

In 1999, Phoenix Life exited its reinsurance operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance operations consisted primarily of individual life reinsurance as well as group accident and health reinsurance business. Accordingly, Phoenix Life estimated sales proceeds, net premiums, net claims payments and expenses of winding-down the business. As a result, in 1999 Phoenix Life recognized a $173.1 million pre-tax loss on the disposal of reinsurance operations. The significant components of the loss on the disposal of reinsurance operations were as follows:

On August 1, 1999, Phoenix Life sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reassurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction (assumption reinsurance), resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million. During the third quarter of 2000, Phoenix Life recorded a pre-tax charge of $6 million to reflect an adjustment to estimated individual life reinsurance reserves in accordance with the sales agreement.

During 1999, Phoenix Life placed the retained group accident and health reinsurance business into run-off. Phoenix Life adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix Life remained liable for claims under those contracts.

In 1999, Phoenix Life reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix Life increased reserve estimates on the run-off block by $180 million (pre-tax). In addition, as part of the exit strategy, Phoenix Life purchased aggregate excess of loss reinsurance to further protect Phoenix Life from unfavorable results from this discontinued business. This reinsurance is subject to an aggregate retention of $100 million on the discontinued business. Phoenix Life may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix Life incurred an initial expense of $130 million on the acquisition of this reinsurance.

During 2000, Phoenix Life updated its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life increased reserve estimates on the run-off block by $97 million (pre-tax). Phoenix Life determined that the increase to reserves was needed based on revised actuarial assumptions to reflect current and expected deteriorating trends in claim experience and higher than anticipated expenses.

During 2001, Phoenix Life reviewed its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life did not recognize any additional reserve provisions.

The additional reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix Life expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. ("Unicover"). Unicover organized and managed a group, or pool, of insurance companies ("Unicover pool") and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix Life was a member of the Unicover pool. Phoenix Life terminated its participation in the Unicover pool effective March 1, 1999.

Phoenix Life is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix Life is involved in

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

several proceedings in which the pool members assert that they can deny coverage to certain insurers which claim that they purchased reinsurance coverage from the pool.

Further, Phoenix Life was, along with Sun Life Assurance of Canada ("Sun Life") and Cologne Life Reinsurance Company ("Cologne Life"), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix Life joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix Life, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000 (see discussion below).

In its capacity as a retrocessionaire of the Unicover business, Phoenix Life had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix Life is involved in separate arbitration proceedings with three of its own retrocessionaires which are seeking on various grounds to avoid paying any amounts to Phoenix Life. Most of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix Life's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix Life could have additional material losses if one or more of its retrocesssionaires successfully avoids its obligations.

During 2000, Phoenix Life reached settlements with several of the companies involved in Unicover. On January 13, 2000, Phoenix Life and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group ("EBI/Orion"), by which all pool members were released from their obligations as reinsurers of EBI/Orion. On January 21, 2000, Phoenix Life settled with Reliance Insurance Company ("Reliance") and its parent Reliance Group Holdings, Inc. and was released from its obligations as a reinsurer of the so-called Reliance facility. On March 27, 2000, Phoenix Life settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing Phoenix Life from its obligations as a reinsurer of the so-called Lincoln facility. On May 28, 2000, Phoenix Life reached an agreement with one of its retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions established by Phoenix Life in 1999. There was no effect on net income resulting from these settlements for the year ended December 31, 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix Life participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix Life believes that similar discussions will follow for the remaining years. Although Phoenix Life is vigorously defending its contractual rights, Phoenix Life is actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix Life's consolidated financial position.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The other component of the loss on the disposal of reinsurance discontinued operations in 1999 was as follows:

On June 30, 1999, PM Holdings sold Financial Administrative Services, Inc. ("FAS"), its third party administration subsidiary affiliated with individual life reinsurance, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in a pre-tax gain of $3.8 million.

In addition to the $9.0 million sale price, Phoenix Life will receive additional proceeds contingent on certain revenue targets. Phoenix Life recorded a note receivable for $4.0 million which, under the terms of the agreement, CYBERTEK will repay in six annual installments commencing March 31, 2001 through March 31, 2006. The contingent proceeds will be determined annually but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million. Phoenix received $1.9 million from Computer Sciences Corporation, the successor to CYBERTEK, in 2001.

Real Estate Management Operations

On March 31, 1999, Phoenix Life sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

On May 25, 2000, Phoenix Life sold its investment in 50% of the outstanding common stock of Pinnacle Realty Management Company, Inc., a real estate property management firm, for $6.0 million. This sale represented Phoenix Life's entire interest in Pinnacle Realty Management Company, Inc. and Phoenix Life now has no other real estate management business. The transaction resulted in a pre-tax loss of $0.6 million.

Group Life and Health Operations

On April 1, 2000, Phoenix Life sold its group life and health business to GE Financial Assurance Holdings, Inc. ("GEFA") except for Phoenix Dental Services, Inc. and California Benefits Dental Plan. Specifically, Phoenix Group Holdings and PM Holdings sold 97% of the common stock of Phoenix American Life Insurance Company and 100% of the common stock of Phoenix Group Services, Inc. and Clinical Disability Management, Inc. for $283.9 million. This amount is comprised of $238.9 million in cash and $45.0 million in common stock of GE Life and Annuity Assurance Company, an affiliate of GEFA. The common stock represents a 3.1% interest in GE Life and Annuity Assurance Company. Phoenix Life retains ownership of 3% of the common stock of Phoenix American Life Insurance Company. Phoenix Life has a right to put these shares back to GEFA beginning in 2005 and ending in 2007. These investments are reported as equity securities on the Consolidated Balance Sheets. The pre-tax gain on the sale was $72.1 million and is reported in discontinued operations gain on disposal, net of income taxes.

The sale to GEFA of 100% of the common stock of Phoenix Dental Services, Inc. and California Benefits Dental Plan closed on October 31, 2000. The sales proceeds for these entities were $2.0 million, which resulted in a pre-tax loss of $0.4 million.

Summary

The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheets. Net assets of the discontinued operations totaled $25.5 million and $20.8 million as of December 31, 2000 and 2001, respectively.

The operating results of discontinued operations and the gain or loss on disposal are presented below. There were no operating results for the year ended December 31, 2001 because the operations were discontinued prior to January 1, 2001.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                            YEAR ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                            1999            2000
                                                                         ------------    ------------
         INCOME FROM DISCONTINUED OPERATIONS                                    (IN MILLIONS)
         Revenues:
           Reinsurance Operations.....................................      $     --        $     --
           Group Life and Health Operations...........................         453.8           117.6
           Real Estate Management Operations..........................           1.2              .4
                                                                         ------------    ------------
         Total revenues...............................................      $  455.0        $  118.0
                                                                         ============    ============
         Income from discontinued operations:
           Reinsurance Operations.....................................      $     --        $     --
           Group Life and Health Operations...........................          56.8            14.8
           Real Estate Management Operations..........................          (1.6)            (.3)
                                                                         ------------    ------------
         Income from discontinued operations before income taxes                55.2            14.5
         Income taxes.................................................          19.1             5.1
                                                                         ------------    ------------
         Income from discontinued operations, net of income taxes           $   36.1        $    9.4
                                                                         ============    ============

         LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS (Loss) gain on disposal:

           Reinsurance Operations.....................................      $ (173.1)       $ (103.0)
           Real Estate Management Operations..........................           5.9             (.6)
           Group Life and Health Operations...........................            --            71.7
                                                                         ------------    -------------
         Loss on disposal of discontinued operations before income
            taxes.....................................................        (167.2)          (31.9)
         Income taxes.................................................         (58.2)          (11.0)
                                                                         ------------    -------------
         Loss on disposal of discontinued operations, net of income
            taxes.....................................................      $ (109.0)       $  (20.9)
                                                                         ============    =============

14.      CLOSED BLOCK

On the date of demutualization, Phoenix Life established a closed block for the benefit of holders of certain individual participating life insurance policies and annuities of Phoenix Life for which Phoenix Life had a dividend scale payable in 2000. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 2000, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if such experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 2000 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in force.

Other than the provisions of SOP 00-3, Phoenix Life uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. In particular,

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

deferred policy acquisition costs are amortized in proportion to estimated gross margins and the liability for future benefits and services is calculated using the net level premium method.

SOP 00-3 requires the establishment of a policyholder dividend obligation for earnings that inure to benefit policyholders. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain inforce. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings of the closed block due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, Phoenix Life will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, Phoenix Life will recognize only the actual earnings in income. However, Phoenix Life may change policyholder dividend scales in the future which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. Investment earnings on these assets less allocated expenses and the amortization of deferred acquisition costs provide an additional source of earnings to our shareholders. In addition, the amortization of deferred acquisition costs requires the use of various assumptions. To the extent that actual experience is more or less favorable than assumed, shareholder earnings will be impacted.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and investment income and realized investment gains and losses of investment assets outside the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of deferred acquisition costs. The amounts shown in the table below for assets and liabilities are those that enter into the determination of amounts to be paid to policyholders.

As specified in the plan of reorganization, the allocation of assets for the closed block was made as of December 31, 1999. Consequently, cumulative earnings on the closed block assets and liabilities for the period January 1, 2000 to December 31, 2001 in excess of expected cumulative earnings do not inure to stockholders and have been used to establish a policyholder dividend obligation as of December 31, 2001. The initial policyholder dividend obligation of $115.5 million consists of $45.2 million of earnings for the period January 1, 2000 to June 30, 2001 and unrealized gains on assets in the closed block as of June 30, 2001 of $70.3 million. The increase in the policyholder dividend obligation of $51.7 million pre-tax, consists of $13.2 million of pre-tax earnings for the period July 1, 2001 to December 31, 2001 and the change in unrealized gains on assets in the closed block for the period July 1, 2001 to December 31, 2001 of $38.5 million, pre-tax. The following sets forth certain summarized financial information relating to the closed block as of the dates indicated:

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                                     JUNE 30,        DECEMBER 31,
                                                                                       2001              2001
                                                                                   --------------  -----------------
                                                                                            (IN MILLIONS)
           Closed block liabilities:
           -------------------------
              Policy liabilities and accruals and policyholder deposit funds.....      $ 8,937.8          $ 9,150.2
              Policyholder dividends payable.....................................          364.2              357.3
              Policyholder dividend obligation...................................          115.5              167.2
              Other closed block liabilities.....................................           56.1               57.0
                                                                                   --------------  -----------------
                    Total closed block liabilities...............................        9,473.6            9,731.7
                                                                                   --------------  -----------------
           Closed block assets:
           --------------------
              Held-to-maturity debt securities at amortized cost.................        1,594.5                 --
              Available-for-sale debt securities at fair value...................        3,922.7            5,734.2
              Mortgage loans.....................................................          390.6              386.5
              Policy loans.......................................................        1,412.5            1,407.1
              Deferred income taxes..............................................          384.8              392.6
              Investment income due and accrued..................................          125.1              125.3
              Net due and deferred premiums......................................           39.4               41.1
              Cash and cash equivalents..........................................          186.1              239.7
              Other closed block assets..........................................            2.6               14.8
                                                                                   --------------  -----------------
                    Total closed block assets....................................        8,058.3            8,341.3
                                                                                   --------------  -----------------
           Excess of reported closed block liabilities over closed block assets        $ 1,415.3          $ 1,390.4
                                                                                   ==============  =================


           Maximum future earnings to be recognized from closed block assets
              and liabilities....................................................      $ 1,415.3          $ 1,390.4
                                                                                   ==============  =================
           Change in policyholder dividend obligation:
           -------------------------------------------
              Balance at beginning of period.....................................      $      --          $   115.5
              Change during the period...........................................          115.5               51.7
                                                                                   --------------  -----------------
              Balance at end of period...........................................      $   115.5          $   167.2
                                                                                   ==============  =================

The following sets forth certain summarized financial information relating to the closed block for the six months ended December 31, 2001 (in millions):


         Closed block revenues:
         ----------------------
                Premiums....................................................................         $ 565.7
                Net investment income.......................................................           281.1
                Realized investment losses, net.............................................           (18.4)
                                                                                               --------------
                     Total revenues.........................................................           828.4
                                                                                               --------------
         Closed block benefits and expenses:
         -----------------------------------
                Benefits to policyholders and increase in liabilities ......................           580.0
                Other operating costs and expenses..........................................             6.1
                Change in policyholder dividend obligation..................................            13.2
                Dividends to policyholders..................................................           190.8
                                                                                               --------------
                     Total benefits and expenses............................................           790.1
                                                                                               --------------
                     Contribution from the closed block, before income taxes................            38.3
                      Income tax expense....................................................            13.4
                                                                                               --------------
                     Contributions from closed block, after income taxes....................         $  24.9
                                                                                               ==============

15.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix Life, are stated at depreciated cost. Real estate occupied by Phoenix Life was $83.9 million and $79.1 million at December 31, 2000 and 2001, respectively. Phoenix Life provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

five to forty years. Accumulated depreciation and amortization was $204.0 million and $190.4 million at December 31, 2000 and 2001, respectively.

Rental expenses for operating leases, principally with respect to buildings, amounted to $16.3 million, $14.1 million and $13.4 million in 1999, 2000 and 2001, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $27.0 million as of December 31, 2001, payable as follows: 2002 -- $10.4 million; 2003 -- $7.1 million; 2004 -- $4.7 million; 2005 -- $3.0 million;
2006 -- $1.2 million; and $0.6 million thereafter.

16.      DIRECT BUSINESS WRITTEN AND REINSURANCE

Phoenix Life cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, Phoenix Life remains liable. Failure of the reinsurers to honor their obligations could result in losses to the company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, Phoenix Life evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. For direct issues, the maximum of individual life insurance retained by Phoenix Life on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the in force block of the Confederation Life business acquired on December 31, 1997. In addition, Phoenix entered into two separate reinsurance agreements on October 1, 1998 and July 1, 1999 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. Also, Phoenix reinsures 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. In addition, Phoenix assumes and cedes business related to the group accident and health block in run-off. While Phoenix is not writing any new contracts, Phoenix is contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:




                                                                     1999             2000             2001
                                                                ---------------- ---------------  ---------------
                                                                                 (IN MILLIONS)
      Direct premiums..........................................      $  1,677.5      $  1,399.2      $  1,292.5
      Reinsurance assumed......................................           416.2           202.4            72.9
      Reinsurance ceded........................................          (323.0)         (280.9)         (221.5)
                                                                ---------------- ---------------  ---------------
      Net premiums.............................................         1,770.7         1,320.7         1,143.9
      Less net premiums of discontinued operations.............          (595.0)         (173.3)          (31.2)
                                                                ---------------- ---------------  ---------------
      Net premiums of continuing operations....................      $  1,175.7      $  1,147.4         1,112.7
                                                                ================ ===============  ===============
      Percentage of amount assumed to net premiums.............             24%             15%              6%
                                                                ================ ===============  ===============
      Direct policy and contract claims incurred...............      $    622.3      $    545.0      $    475.2
      Reinsurance assumed......................................           563.8           257.8           116.2
      Reinsurance ceded........................................          (285.4)         (216.2)         (226.1)
                                                                ---------------- ---------------  ---------------
      Net policy and contract claims incurred..................           900.7           586.6           365.3
      Less net incurred claims of discontinued operations......          (661.7)         (234.6)          (13.9)
                                                                ---------------- ---------------  ---------------
      Net policy and contract claims incurred
        of continuing operations...............................      $    239.0      $    352.0      $    351.4
                                                                ================ ===============  ===============

      Direct life insurance in force...........................      $131,052.1      $107,600.7      $111,743.1
      Reinsurance assumed......................................       139,649.9         1,736.4           464.4
      Reinsurance ceded........................................      (207,192.0)      (72,042.4)      (75,787.5)
                                                                ---------------- ---------------  ---------------
      Net insurance in force...................................        63,510.0        37,294.7        36,420.0
      Less insurance in force of discontinued operations.......        (1,619.5)             --            (1.0)

                                                                ---------------- ---------------  ---------------
      Net insurance in force of continuing operations..........      $ 61,890.5      $ 37,294.7      $ 36,419.0
                                                                ================ ===============  ===============
      Percentage of amount assumed to net
        insurance in force.....................................            220%              5%              1%
                                                                ================ ===============  ===============

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Irrevocable letters of credit aggregating $17.5 million at December 31, 2001 have been arranged with United States of America commercial banks in favor of Phoenix to collateralize the ceded reserves. Additional collateral of $73.8 million was in the form of trust agreements for unauthorized reinsurers.

17.      PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 60.0% and 50.4% of the face value of total individual life insurance in force at December 31, 2000 and 2001, respectively. The premiums on participating life insurance policies were 76.8%, 73.1% and 65.3% of total individual life insurance premiums in 1999, 2000, and 2001, respectively.

18.      DEFERRED POLICY ACQUISITION COSTS

The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:


                                                                        1999          2000            2001
                                                                     -----------   ------------    -----------
                                                                                  (IN MILLIONS)
         Balance at beginning of year..............................  $ 1,058.2     $ 1,318.8        $1,019.0
         Acquisition cost deferred.................................      148.2         172.8           206.1
         Amortized to expense during the year......................     (147.9)       (356.0)         (133.0)
         Equity adjustment for policyholder dividend obligation             --            --             3.1
         Adjustment to net unrealized investment gains (losses)
         included in other comprehensive income....................      260.3        (116.6)           28.5
                                                                     -----------   ------------    -----------
         Balance at end of year....................................  $ 1,318.8     $ 1,019.0        $1,123.7
                                                                     ===========   ============    ===========

In conjunction with the December 31, 1997 acquisition of the Confederation Life business, PVFP of $141.2 million is reflected as an element of deferred acquisition costs. The estimated amount to be amortized for the years ending December 31, 2002, 2003, 2004, 2005 and 2006 is $10.3 million, $9.2 million,
$7.9 million, $6.1 million and $4.8 million, respectively. The following is an analysis of PVFP for the years ended December 31:


                                              1999          2000         2001
                                            ----------    ----------   ----------
                                                       (IN MILLIONS)
         Balance at beginning of year.....    $ 136.8       $ 112.7       $ 96.9
         Amortization.....................      (24.1)        (15.8)       (16.3)
                                            ----------    ----------   ----------
         Balance at end of year...........    $ 112.7       $  96.9        $80.6
                                            ==========    ==========   ==========

Interest accrued on the unamortized PVFP balance for the years ended December 31, 1999, 2000 and 2001 was $8.9 million, $7.3 million and $5.8 million, respectively. Interest is accrued at 7.25% on the whole life business and 5.85% on the universal life business.

In the fourth quarter of 2000, Phoenix's Board of Directors approved management's recommendation to reallocate assets supporting Phoenix's participating life policies. This asset reallocation resulted from (1) the execution of Phoenix's wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and (2) a review of assets appropriate for the closed block that would be established if Phoenix reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation impacted the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a $218.2 million charge to earnings ($141.8 million, net of tax).

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

19.      MINORITY INTEREST

Phoenix Life's interests in PFG Holdings are represented by ownership of approximately 67% of the outstanding shares of common stock at December 31, 2001. Earnings and equity attributable to minority stockholders are included in minority interest in the Consolidated Financial Statements.

20.      FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the Consolidated Financial Statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents

The carrying amount of cash and cash equivalents approximates fair value.

Short-term investments

The carrying amount of short-term investments approximates fair value.

Debt securities

Fair values are based on quoted market prices where available or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

Derivative instruments

Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

Equity securities

Fair values are based on quoted market prices where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

Mortgage loans

Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Policy loans

Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

Venture capital partnerships

Fair value of venture capital partnerships is based on the fair value of these partnerships' underlying investments.

At December 31, 2000, the fair values of the underlying investments were calculated as the closing market prices for investments that were publicly traded. For investments that were not publicly traded, fair value was based on estimated fair value as determined by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information.

At December 31, 2001, for underlying investments that were publicly traded, fair values were calculated using quoted market prices, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For investments that were not publicly traded, fair value was based on applying a public industry sector index to roll the value forward each quarter. Fair value also incorporated adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners).

Investment contracts

In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate plus 150 basis points was assumed to determine the present value of projected contractual liability payments through final maturity. The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate plus 150 basis points was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

Long-term debt

The fair value of surplus notes is determined based on contractual cash flows discounted at market rates.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fair value summary

The estimated fair values of the financial instruments as of December 31 were as follows:


                                                      2000                            2001
                                           ----------------------------   ------------------------------
                                             CARRYING         FAIR          CARRYING           FAIR
                                               VALUE          VALUE           VALUE            VALUE
                                           ------------    ------------   -------------    -------------
                                                                  (IN MILLIONS)
         FINANCIAL ASSETS:

         Cash and cash equivalents.....     $    720.0       $   720.0       $   547.9        $   547.9
         Short-term investments........            3.8             3.8             8.5              8.5
         Debt securities...............        8,058.6         8,077.9         9,599.2          9,599.2
         Equity securities.............          335.5           335.5           286.0            286.0
         Mortgage loans................          593.4           573.8           535.8            554.1
         Derivative instruments........             --             9.9            10.9             10.9
         Policy loans..................        2,105.2         2,182.7         2,172.2          2,252.9
         Venture capital partnerships            467.3           467.3           291.7            291.7
                                           ------------    ------------   -------------    -------------
         Total financial assets........     $ 12,283.8       $12,370.9       $13,452.2        $13,551.2
                                           ============    ============   =============    =============
         FINANCIAL LIABILITIES:
         Investment contracts..........     $    759.0       $   758.9       $ 1,413.0        $ 1,419.7
         Long-term debt................          425.1           428.2           175.0            175.0
                                           ------------    ------------   -------------    -------------
         Total financial liabilities...     $  1,184.1       $ 1,187.1       $ 1,588.0        $ 1,594.7
                                           ============    ============   =============    =============

21.      SEPTEMBER 11, 2001

For the year ended December 31, 2001, Phoenix Life received life insurance claims relating to the September 11, 2001 terrorist attacks totaling $11.7 million. Claim costs were $3.7 million, net of reinsurance, of which $2.1 million reduced net income and $1.6 million were funded by the closed block.

22.      COMMITMENTS AND CONTINGENCIES

Litigation. Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. See note 13-- "Discontinued Operations." Phoenix makes off-balance sheet commitments related to venture capital partnerships. As of December 31, 2001, total unfunded capital commitments were $166.8 million.

23.      STATUTORY FINANCIAL INFORMATION

Phoenix Life's insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the Insurance Department of the State of New York ("Insurance Department"), as of December 31, 2000 and 2001. Phoenix Life's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York Insurance Law does not allow the recording of deferred income taxes. Phoenix Life has received approval from the Insurance Department for this practice.

Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are included in surplus rather than debt, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The following reconciles the statutory net income of Phoenix Life as reported to regulatory authorities to the net income reported in these financial statements for the year ended:


                                                                      DECEMBER 31,
                                                         ----------------------------------------
                                                             1999          2000           2001
                                                         -----------    ----------    -----------
                                                                     (IN MILLIONS)
         Statutory net income.......................      $   131.3      $  266.1        $ (13.4)
         DAC, net ..................................          (24.3)       (181.2)          69.7
         Future policy benefits ....................          (27.5)         (2.5)         (18.5)
         Pension and postretirement expenses........           (8.6)         13.2           29.3
         Investment valuation allowances............           15.4         (45.9)        (138.4)
         Interest maintenance reserve...............           (7.2)        (26.1)          13.4
         Deferred income taxes......................            3.9          61.3           52.9
         Other, net.................................            6.2          (1.6)           6.1
                                                         -----------    ----------    -----------
         Net income, as reported....................      $    89.2      $   83.3        $   1.1
                                                         ===========    ==========    ===========

The following reconciles the statutory surplus and asset valuation reserve (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:

                                                                       DECEMBER 31,
                                                            --------------------------------
                                                                  2000              2001
                                                                      (IN MILLIONS)
                                                            --------------------------------
         Statutory surplus, surplus notes and AVR......      $    1,883.2       $   1,373.2
         DAC, net......................................           1,062.2           1,225.5
         Future policy benefits........................            (536.0)           (701.9)
         Pension and postretirement expenses...........            (173.3)           (166.1)
         Investment valuation allowance................            (405.9)             66.7
         Interest maintenance reserve..................                .5              12.4
         Deferred income taxes.........................             108.5             122.0
         Surplus notes.................................            (161.4)           (163.3)
         Other, net....................................              63.1              63.6
                                                            --------------    --------------
         Equity, as reported...........................      $    1,840.9       $   1,832.1
                                                            ==============    ==============

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g. deferred income taxes are recorded.

The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption decreased Phoenix Life's statutory surplus by $67.2 million, primarily as a result of impairment of investments and non-admitting investment income in excess of 90 days and non-admitting of certain assets of its subsidiaries.

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) UNAUDITED FINANCIAL STATEMENTS
         MARCH 31, 2002

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                                TABLE OF CONTENTS

Unaudited Financial Statements:                                                                             PAGE
                                                                                                            ----
Consolidated Balance Sheet as of March 31, 2002 and December 31, 2001...................................... F-48
Consolidated Statement of Income, Comprehensive Income and Stockholder's Equity
for the three months ended March 31, 2002 and 2001......................................................... F-49
Consolidated Condensed Statement of Cash Flows for the three months ended
March 31, 2002 and 2001.................................................................................... F-50
Notes to Unaudited Consolidated Financial Statements....................................................... F-51


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                           CONSOLIDATED BALANCE SHEET
                              (Amounts in millions)
                      MARCH 31, 2002 AND DECEMBER 31, 2001


                                                                          2002                 2001
                                                                    ----------------     ----------------
ASSETS:
Available-for-sale debt securities, at fair value                 $         10,009.6   $          9,599.2
Equity securities, at fair value                                               297.8                286.0
Mortgage loans, at unpaid principal balances                                   522.7                535.8
Real estate, at lower of cost or fair value                                     75.2                 83.1
Venture capital partnerships, at equity in net assets                          290.3                291.7
Affiliate equity and debt securities                                           295.1                330.6
Policy loans, at unpaid principal balances                                   2,162.8              2,172.2
Other investments                                                              275.9                289.7
                                                                    ----------------     ----------------
    Total investments                                                       13,929.4             13,588.3
Cash and cash equivalents                                                      452.8                547.9
Accrued investment income                                                      217.0                203.1
Premiums, accounts and notes receivable                                        214.3                175.1
Reinsurance recoverable balances                                                55.9                 21.4
Deferred policy acquisition costs                                            1,191.8              1,123.7
Premises and equipment                                                         102.5                102.2
Deferred income taxes                                                            6.7                 22.9
Goodwill and other intangible assets                                            22.6                 22.6
Net assets of discontinued operations                                           20.8                 20.8
Other general account assets                                                     6.6                 32.7
Separate account and investment trust assets                                 5,711.2              5,570.0
                                                                    ----------------     ----------------
    Total assets                                                  $         21,931.6   $         21,430.7
                                                                    ================      ===============

LIABILITIES:
Policy liabilities                                                $         13,395.6   $         13,005.0
Policyholder deposit funds                                                     340.5                356.6
Indebtedness                                                                   175.0                175.0
Other general account liabilities                                              497.5                496.0
Separate account and investment trust liabilities                            5,708.0              5,564.9
                                                                    ----------------     ----------------
    Total liabilities                                                       20,116.6             19,597.5
                                                                    ----------------     ----------------

MINORITY INTEREST:
Minority interest in net assets of subsidiaries                                  1.0                  1.1
                                                                    ----------------     ----------------

STOCKHOLDERS' EQUITY:
Common stock, $1,000 par value: 10,000 shares authorized, issued
    and outstanding                                                             10.0                 10.0
Additional paid-in capital                                                   1,712.0              1,712.0
Retained earnings                                                               53.2                 29.0
Accumulated other comprehensive income                                          38.8                 81.1
                                                                    ----------------     ----------------
    Total stockholders' equity                                               1,814.0              1,832.1
                                                                    ----------------     ----------------
    Total liabilities, minority interest and stockholders' equity $         21,931.6   $         21,430.7
                                                                    ================      ===============


        The accompanying notes are an integral part of these consolidated financial statements.


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
 CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME AND STOCKHOLDERS' EQUITY
                              (Amounts in millions)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001

                                                                                       2002             2001
                                                                                    ------------     ------------
REVENUES:
Premiums                                                                         $        257.4   $        266.0
Insurance and investment product fees                                                      62.5            145.5
Net investment income                                                                     228.4            168.2
Net realized investment losses                                                            (35.0)           (15.6)
                                                                                    ------------     ------------
    Total revenues                                                                        513.3            564.1
                                                                                    ------------     ------------
BENEFITS AND EXPENSES:
Policy benefits                                                                           333.9            334.1
Policyholder dividends                                                                     74.2            106.3
Policy acquisition cost amortization                                                      (10.9)            35.1
Intangible asset amortization                                                                 -             13.2
Interest expense                                                                            3.0              7.1
Demutualization expenses                                                                      -             10.7
Other operating expenses                                                                   63.0            237.4
                                                                                    ------------     ------------
    Total benefits and expenses                                                           463.2            743.9
                                                                                    ------------     ------------
Income (loss) before income taxes and minority interest                                    50.1           (179.8)
Applicable income tax expense (benefit)                                                    15.5            (69.0)
                                                                                    ------------     ------------
Income (loss) before minority interest                                                     34.6           (110.8)
Minority interest in net income of subsidiaries                                               -             (1.8)
                                                                                    ------------     ------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES                               34.6           (112.6)
Cumulative effect of accounting changes:
    Goodwill impairment                                                                   (10.4)               -
    Venture capital partnerships and derivative financial instruments                         -            (44.9)
                                                                                    ------------     ------------
NET INCOME (LOSS)                                                                $         24.2   $       (157.5)
                                                                                    ============     ============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)                                                                $         24.2   $       (157.5)
Other comprehensive loss:
    Net unrealized investment losses                                                      (28.6)           (10.9)
    Net unrealized foreign currency translation adjustment and other                      (13.7)            (5.1)
                                                                                    ------------     ------------
        Total other comprehensive loss                                                    (42.3)           (16.0)
                                                                                    ------------     ------------
COMPREHENSIVE LOSS                                                               $        (18.1)  $       (173.5)
                                                                                    ============     ============

STOCKHOLDERS' EQUITY:
STOCKHOLDERS' EQUITY, BEGINNING OF PERIOD                                        $      1,832.1   $      1,840.9
Comprehensive loss                                                                        (18.1)          (173.5)
Other equity adjustments                                                                      -              3.2
                                                                                    ------------     ------------
STOCKHOLDERS' EQUITY, END OF PERIOD                                              $      1,814.0   $      1,670.6
                                                                                    ============     ============


        The accompanying notes are an integral part of these consolidated financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                 CONSOLIDATED CONDENSED STATEMENT OF CASH FLOWS
                              (Amounts in millions)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001

                                                                                     2002                 2001
                                                                                ---------------      ---------------
OPERATING ACTIVITIES:
CASH FOR OPERATIONS                                                          $            (3.3)   $           (23.5)
                                                                                ---------------      ---------------

INVESTING ACTIVITIES:
Available-for-sale debt security sales, maturities and repayments                        486.9                365.0
Held-to-maturity debt security maturities and repayments                                     -                 46.1
Equity security sales                                                                     13.1                 39.7
Subsidiary sales                                                                             -                  2.0
Mortgage loan maturities and principal repayments                                         13.3                 24.3
Venture capital partnership distributions                                                  9.2                  9.2
Real estate and other invested assets sales                                               22.2                   .7
Available-for-sale debt security purchases                                              (930.8)              (520.5)
Held-to-maturity debt security purchases                                                     -                (68.9)
Equity security purchases                                                                (13.2)               (23.5)
Subsidiary purchases                                                                         -               (367.2)
Mortgage loan principal disbursements                                                        -                  (.2)
Unconsolidated affiliate and other invested asset purchases                              (20.0)               (12.4)
Venture capital partnership investments                                                  (13.0)               (12.9)
Other continuing operation investing activities, net                                      (6.5)                (6.1)
Policy loan receipts (advances), net                                                       9.4                (16.5)
Premises and equipment additions                                                          (3.7)                (3.9)
                                                                                ---------------      ---------------
CASH FOR CONTINUING OPERATIONS                                                          (433.1)              (545.1)
Cash from discontinued operations                                                         25.4                 16.0
                                                                                ---------------      ---------------
CASH FOR INVESTING ACTIVITIES                                                           (407.7)              (529.1)
                                                                                ---------------      ---------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net                                                  315.9                100.9
Indebtedness proceeds                                                                        -                180.0
Indebtedness repayments                                                                      -               (134.2)
Minority interest distributions                                                              -                 (5.8)
                                                                                ---------------      ---------------

CASH FROM FINANCING ACTIVITIES                                                           315.9                140.9
                                                                                ---------------      ---------------

CASH AND CASH EQUIVALENTS CHANGES                                                        (95.1)              (411.7)
Cash and cash equivalents, beginning of period                                           547.9                720.0
                                                                                ---------------      ---------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                     $           452.8    $           308.3
                                                                                ===============      ===============


        The accompanying notes are an integral part of these consolidated financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS


1.   DESCRIPTION OF BUSINESS

     Phoenix Life Insurance Company ("Phoenix Life") and its subsidiaries offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("Phoenix"), a publicly traded company. See note 3-"Reorganization and Initial Public Offering."

2.   BASIS OF  PRESENTATION

     The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

     In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the three months ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ending December 31, 2002. These unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements of Phoenix Life for the year ended December 31, 2001.

3.   REORGANIZATION AND INITIAL PUBLIC OFFERING

     On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company ("Phoenix Mutual") unanimously adopted a plan of reorganization which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Mutual converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of Phoenix and changed its name to Phoenix Life Insurance Company. All policyholder membership interests in the mutual company were extinguished on the effective date and eligible policyholders of the mutual company received 56.2 million shares of common stock, $28.8 million of cash and $12.7 million of policy credits as compensation. The demutualization was accounted for as a reorganization. In addition, Phoenix Life established a closed block for the benefit of holders of certain of its individual life insurance policies. The purpose of the closed block is to protect, after demutualization, the reasonable policy dividend expectations of the holders of the policies included in the closed block. The closed block will continue in effect until such date as none of such policies are in force. See note 6, "Closed Block."

     On June 25, 2001, Phoenix closed its IPO, in which 48.8 million shares of common stock were issued at a price of $17.50 per share. Net proceeds from the IPO equaling $807.9 million were contributed to Phoenix Life. On July 24, 2001, Morgan Stanley Dean Witter exercised its right to purchase 1,395,900 shares of the common stock of Phoenix at the IPO price of $17.50 per share less underwriters discount. Net proceeds of $23.2 million were contributed to Phoenix Life.

4.   SUMMARY OF NEW SIGNIFICANT ACCOUNTING POLICIES

     Goodwill and Other Intangible Assets

     Effective January 1, 2002, Phoenix Life adopted a new accounting standard for goodwill and other intangible assets. The standard primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under the standard, amortization of goodwill and other intangible assets with indefinite lives recorded in past business combinations is discontinued after 2001 and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. In accordance with the standard, goodwill amortization will not be recognized after 2001.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS


     The provisions of the standard also apply to equity-method investments. The standard prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

     The standard also requires that goodwill and indefinite-lived intangible assets be tested at least annually for impairment. Upon adoption of the standard, goodwill and indefinite-lived intangibles were tested for impairment by comparing the fair value to the carrying amount of the asset as of the beginning of 2002. The effect of adopting the standard in 2002 decreased after-tax income by $10.4 million for the three months ended March 31, 2002, primarily due to declines in the market value of the business units previously acquired. The asset write-down related to the impairment charge was applied to affiliate equity, because the related business unit is an equity-method investment. Phoenix Life recognized $4.0 million in goodwill amortization in the first quarter of 2001.

     Impairment of Long-Lived Assets

     Effective January 1, 2002, Phoenix Life adopted a new accounting standard, Accounting for the Impairment or Disposal of Long-Lived Assets. Under the standard, long-lived assets to be sold within one year must be separately identified and carried at the lower of carrying value or fair value less cost to sell.

     Long-lived assets expected to be held longer than one year are subject to depreciation and must be written down to fair value upon impairment. Long-lived assets no longer expected to be sold within one year, such as some foreclosed real estate, must be written down to the lower of current fair value or fair value at the date of foreclosure adjusted to reflect depreciation since acquisition. Upon adoption of the standard, Phoenix Life determined there was no material effect on its results of operations or financial condition.

5.   SIGNIFICANT TRANSACTIONS

     Deferred Policy Acquisition Costs

     In the first quarter of 2002, Phoenix Life refined the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a $22.1 million increase in the deferred acquisition cost balances.

6.   CLOSED BLOCK

     On the date of demutualization, Phoenix Life established a closed block for the benefit of holders of certain individual participating life insurance policies and annuities of Phoenix Life for which Phoenix Life had a dividend scale payable in 2000. See note 14 of Phoenix Life's consolidated financial statements for the year ended December 31, 2001 for more information on the closed block.

     As specified in the plan of reorganization, the allocation of assets for the closed block was made as of December 31, 1999. Consequently, cumulative earnings on the closed block assets and liabilities for the period January 1, 2001 to March 31, 2002 in excess of expected cumulative earnings did not inure to stockholders and have been used to establish a policyholder dividend obligation as of March 31, 2002. The decrease in the policyholder dividend obligation of $64.4 million pre-tax, consists of $26.2 million of pre-tax losses for the period January 1, 2002 to March 31, 2002 and the unrealized losses on assets in the closed block for the period January 1, 2002 to March 31, 2002 of $38.2 million, pre-tax.


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

    The following sets forth certain summarized financial information relating to the closed block as of March 31, 2002 and December 31, 2001 (in millions):

                                                                                   2002               2001
                                                                              ---------------     --------------
         LIABILITIES:
         Policy liabilities and accruals and policyholder deposit funds     $         9,202.2   $        9,150.2
         Policyholder dividends payable                                                 366.4              357.3
         Policyholder dividend obligation                                               102.8              167.2
         Other closed block liabilities                                                  62.5               57.0
                                                                              ---------------     --------------
         Total closed block liabilities                                               9,733.9            9,731.7
                                                                              ---------------     --------------
         ASSETS:
         Available-for-sale debt securities at fair value                             5,812.0            5,734.2
         Mortgage loans                                                                 380.5              386.5
         Policy loans                                                                 1,399.8            1,407.1
         Deferred income taxes                                                          391.9              392.6
         Investment income due and accrued                                              127.4              125.3
         Net due and deferred premiums                                                   39.5               41.1
         Cash and cash equivalents                                                      162.7              239.7
         Other closed block assets                                                       43.4               14.8
                                                                              ---------------     --------------
         Total closed block assets                                                    8,357.2            8,341.3
         Excess of reported closed block liabilities over closed block assets representing maximum future earnings to be recognized
            from closed block assets and liabilities                       $         1,376.7   $        1,390.4
                                                                            =================    ==============

         CHANGE IN POLICYHOLDER DIVIDEND OBLIGATION:
         Balance at beginning of period                                     $           167.2   $          115.5
         Change during the period                                                       (64.4)              51.7
                                                                              ---------------     --------------
         Balance at end of period                                           $           102.8   $          167.2
                                                                            =================    ==============

The following sets forth certain summarized financial information relating to the closed block for the quarter ended March 31, 2002 (in millions):

         REVENUES:
         Premiums                                                           $           248.7
         Net investment income                                                          138.8
         Realized investment losses, net                                                (36.1)
                                                                              ---------------
         Total revenues                                                                 351.4
                                                                              ---------------
         EXPENSES:
         Benefits to policyholders                                                      253.5
         Other operating costs and expenses                                               2.8
         Change in policyholder dividend obligation                                     (26.2)
         Dividends to policyholders                                                     100.2
                                                                              ---------------
         Total benefits and expenses                                                    330.3
                                                                              ---------------
         Contribution from the closed block, before income taxes                         21.1
         Income tax expense                                                               7.4
                                                                              ---------------
         Contributions from closed block, after income taxes                $            13.7
                                                                            =================

7.   DISCONTINUED REINSURANCE OPERATIONS

     In 1999, Phoenix Life exited its reinsurance operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance segment consisted primarily of individual life reinsurance operations as well as group accident and health reinsurance business. Phoenix Life placed the retained group

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

     accident and health reinsurance business into run-off. Phoenix Life adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix Life remained liable for claims under those contracts.

     Phoenix Life has reviewed its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life did not recognize any additional reserve provisions during the first three months of 2002.

     Phoenix Life's reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix Life expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

     A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. ("Unicover"). Unicover organized and managed a group, or pool, of insurance companies ("Unicover pool") and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix Life was a member of the Unicover pool. Phoenix Life terminated its participation in the Unicover pool effective March 1, 1999.

     Phoenix Life is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix Life is involved in several disputes in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

     Further, Phoenix Life was, along with Sun Life Assurance of Canada ("Sun Life") and Cologne Life Reinsurance Company ("Cologne Life"), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix Life joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix Life and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix Life, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000.

     In its capacity as a retrocessionaire of the Unicover business, Phoenix Life had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix Life is involved in separate arbitration proceedings with certain of its own retrocessionaires which are seeking on various grounds to avoid paying any amounts to Phoenix Life. Most of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix Life's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix Life could have additional material losses if one or more of its retrocessionaires successfully avoids its obligations.

     A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix Life participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix Life believes that similar discussions will follow for the remaining years. Although Phoenix Life is

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

     vigorously defending its contractual rights, Phoenix Life is actively involved in the attempt to reach negotiated business solutions.

     Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, that future developments will not have a material effect on Phoenix Life's consolidated financial position.

     The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $20.7 million and $20.8 million as of March 31, 2002 and December 31, 2001, respectively.

     There were no discontinued reinsurance operating results for the three months ended March 31, 2002 and 2001 because the operations were discontinued prior to January 1, 2001.

8.   COMMITMENTS AND CONTINGENCIES

     Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. See note 7, "Discontinued Operations."

     Phoenix Life makes off-balance sheet commitments related to venture capital partnerships. As of March 31, 2002, total unfunded capital commitments were $162.0 million.

                                                                     [VERSION D]
                             PHOENIX SPECTRUM EDGE(SM)

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                                PO Box 8027
                                                Boston, Massachusetts 02266-8027



                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         PHOENIX LIFE INSURANCE COMPANY
           (FKA, PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY - 6/25/01)
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT




                                 August 9, 2002

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated August 9, 2002. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE

Underwriter................................................................    2

Performance History........................................................    2

Calculation of Yield and Return............................................    9

Calculation of Annuity Payments ...........................................   10

Experts ...................................................................   11

Separate Account Financial Statements...................................... SA-1

Company Financial Statements...............................................  F-1

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an affiliate of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for underwriting commissions. All underwriting commission costs are borne directly by Phoenix.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for 1 of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
-----------------------------------------------------------------------------------------------------------------
                       SUBACCOUNT                      INCEPTION DATE   1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                  05/01/90       -29.05%   1.94%    5.18%       5.18%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                       09/17/96        -5.60%  -5.26%     N/A       -4.86%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series                      10/29/01         N/A      N/A      N/A        0.05%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series       10/29/01         N/A      N/A      N/A        0.53%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                         12/20/99       -12.15%    N/A      N/A       -7.39%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series            08/15/00       -37.49%    N/A      N/A      -49.12%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series    05/01/95        -0.07%   5.47%     N/A       11.27%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                 12/31/82       -38.91%   0.34%    6.79%      12.54%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series         08/15/00       -31.57%    N/A      N/A      -32.74%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                    10/08/82        -2.84%   3.42%    3.35%       4.94%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series       12/31/82        -0.60%   3.30%    6.57%       8.18%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                  03/02/98       -23.36%    N/A      N/A        9.09%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series     07/14/97       -17.69%    N/A      N/A        4.22%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                   12/20/99         0.54%    N/A      N/A        3.43%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                            12/20/99       -28.87%    N/A      N/A      -18.56%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series              10/29/01         N/A      N/A      N/A        0.39%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                     10/29/01         N/A      N/A      N/A       -2.25%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                               10/29/01         N/A      N/A      N/A       -0.77%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                03/02/98       -14.20%    N/A      N/A        3.07%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series           09/17/84        -4.77%   9.15%    8.73%      10.82%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series          11/20/00       -12.95%    N/A      N/A       -8.27%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series         03/02/98        16.11%    N/A      N/A        1.53%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series       11/20/00         8.97%    N/A      N/A       14.56%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                   03/02/98       -30.06%    N/A      N/A        9.41%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                  01/29/96       -32.16%   9.53%     N/A        9.68%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Focus Equity Series                 12/20/99       -20.67%    N/A      N/A      -14.87%
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                     03/30/01         N/A      N/A      N/A       -9.60%
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                           03/30/01         N/A      N/A      N/A       -8.38%
-----------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio              06/05/00       -21.47%    N/A      N/A      -27.70%
-----------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II       07/15/99         0.33%    N/A      N/A        4.41%
-----------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                     07/15/99        -5.26%    N/A      N/A       -6.65%
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                            06/05/00       -18.13%    N/A      N/A      -15.62%
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                     06/05/00       -20.07%    N/A      N/A      -21.60%
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                   06/05/00       -23.14%    N/A      N/A      -23.35%
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                          05/01/00         0.34%    N/A      N/A        6.40%
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                      05/01/97        -7.77%    N/A      N/A       -1.88%
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                       05/01/00       -52.27%    N/A      N/A      -36.90%
-----------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                  07/15/99       -29.65%    N/A      N/A      -13.99%
-----------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                      10/29/01         N/A      N/A      N/A       -0.86%
-----------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                   12/20/99       -21.52%    N/A      N/A        2.44%
-----------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                   02/01/99       -31.46%    N/A      N/A        7.71%
-----------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                         05/01/95       -26.46%   6.53%     N/A       14.20%
-----------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                          02/01/99         2.37%    N/A      N/A       15.14%
-----------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                          05/01/95         4.64%  10.92%     N/A       16.99%
-----------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
----------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                     SUBACCOUNT                        INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS    INCEPTION
----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                  05/01/90      -29.16%    1.78%    5.02%       5.03%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                       09/17/96       -5.74%   -5.40%     N/A       -5.01%
----------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series                      10/29/01         N/A      N/A      N/A        0.02%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series       10/29/01         N/A      N/A      N/A        0.50%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                         12/20/99      -12.28%     N/A      N/A       -7.53%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series            08/15/00      -37.59%     N/A      N/A      -49.19%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series    05/01/95       -0.23%    5.31%     N/A       11.10%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                 12/31/82      -39.01%    0.18%    6.63%      12.37%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series         08/15/00      -31.67%     N/A      N/A      -32.84%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                    10/08/82       -3.00%    3.26%    3.19%       4.79%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series       12/31/82       -0.76%    3.14%    6.41%       8.01%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                  03/02/98      -23.48%     N/A      N/A        8.92%
----------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series     07/14/97      -17.82%     N/A      N/A        4.06%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                   12/20/99        0.38%     N/A      N/A        3.27%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                            12/20/99      -28.98%     N/A      N/A      -18.69%
----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series              10/29/01         N/A      N/A      N/A        0.36%
----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                     10/29/01         N/A      N/A      N/A       -2.28%
----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                               10/29/01         N/A      N/A      N/A       -0.80%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                03/02/98      -14.33%     N/A      N/A        2.91%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series           09/17/84       -4.93%    8.99%    8.56%      10.65%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series          11/20/00      -13.09%     N/A      N/A       -8.41%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series         03/02/98       15.93%     N/A      N/A        1.37%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series       11/20/00        8.79%     N/A      N/A       14.38%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                   03/02/98      -30.17%     N/A      N/A        9.24%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                  01/29/96      -32.26%    9.36%     N/A        9.52%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Focus Equity Series                 12/20/99      -20.79%     N/A      N/A      -14.99%
----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                     03/30/01         N/A      N/A      N/A       -9.70%
----------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                           03/30/01         N/A      N/A      N/A       -8.49%
----------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio              06/05/00      -21.58%     N/A      N/A      -27.81%
----------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II       07/15/99        0.17%     N/A      N/A        4.25%
----------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                     07/15/99       -5.41%     N/A      N/A       -6.79%
----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                            06/05/00      -18.25%     N/A      N/A      -15.75%
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                     06/05/00      -20.19%     N/A      N/A      -21.72%
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                   06/05/00      -23.26%     N/A      N/A      -23.47%
----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                          05/01/00        0.19%     N/A      N/A        6.23%
----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                      05/01/97       -7.91%     N/A      N/A       -2.04%
----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                       05/01/00      -52.34%     N/A      N/A      -37.00%
----------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                  07/15/99      -29.76%     N/A      N/A      -14.12%
----------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                      10/29/01         N/A      N/A      N/A       -0.89%
----------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                   12/20/99      -21.64%     N/A      N/A        2.28%
----------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                   02/01/99      -31.56%     N/A      N/A        7.54%
----------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                         05/01/95      -26.57%    6.37%     N/A       14.03%
----------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                          02/01/99        2.21%     N/A      N/A       14.96%
----------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                          05/01/95        4.47%   10.75%     N/A       16.81%
----------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001 FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
-----------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                   SINCE
                      SUBACCOUNT                             DATE       1 YEAR   5 YEARS  10 YEARS  INCEPTION
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                    05/01/90     -29.27%    1.63%    4.86%      4.87%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                         09/17/96      -5.89%   -5.54%     N/A      -5.15%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series                        10/29/01        N/A      N/A      N/A       0.00%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series         10/29/01        N/A      N/A      N/A       0.47%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                           12/20/99     -12.42%     N/A      N/A      -7.67%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series              08/15/00     -37.68%     N/A      N/A     -49.27%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series      05/01/95      -0.39%    5.15%     N/A      10.93%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                   12/31/82     -39.10%    0.03%    6.47%     12.20%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series           08/15/00     -31.77%     N/A      N/A     -32.94%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                      10/08/82      -3.15%    3.10%   3.04%       4.63%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series         12/31/82      -0.92%    2.98%   6.25%       7.85%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                    03/02/98     -23.59%     N/A      N/A       8.76%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series       07/14/97     -17.94%     N/A      N/A       3.90%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                     12/20/99       0.22%     N/A      N/A       3.10%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                              12/20/99     -29.08%     N/A      N/A     -18.81%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                10/29/01        N/A      N/A      N/A       0.33%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                       10/29/01        N/A      N/A      N/A      -2.30%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                                 10/29/01        N/A      N/A      N/A      -0.83%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                  03/02/98     -14.46%     N/A      N/A       2.75%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series             09/17/84      -5.08%    8.82%    8.40%     10.48%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series            11/20/00     -13.22%     N/A      N/A      -8.54%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series           03/02/98      15.75%     N/A      N/A       1.21%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series         11/20/00       8.62%     N/A      N/A      14.20%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                     03/02/98     -30.28%     N/A      N/A       9.07%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                    01/29/96     -32.37%    9.19%     N/A       9.35%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Focus Equity Series                   12/20/99     -20.91%     N/A      N/A     -15.12%
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                       03/30/01        N/A      N/A      N/A      -9.80%
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                             03/30/01        N/A      N/A      N/A      -8.59%
-----------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                06/05/00     -21.70%     N/A      N/A     -27.91%
-----------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II         07/15/99       0.01%     N/A      N/A       4.08%
-----------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                       07/15/99      -5.56%     N/A      N/A      -6.93%
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                              06/05/00     -18.37%     N/A      N/A     -15.87%
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                       06/05/00     -20.31%     N/A      N/A     -21.83%
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                     06/05/00     -23.37%     N/A      N/A     -23.58%
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                            05/01/00       0.03%     N/A      N/A       6.06%
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                        05/01/97      -8.05%     N/A      N/A      -2.19%
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                         05/01/00     -52.41%     N/A      N/A     -37.09%
-----------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                    07/15/99     -29.86%     N/A      N/A     -14.24%
-----------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                        10/29/01        N/A      N/A      N/A      -0.91%
-----------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                     12/20/99     -21.76%     N/A      N/A       2.13%
-----------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                     02/01/99     -31.67%     N/A      N/A       7.37%
-----------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                           05/01/95     -26.68%    6.20%     N/A      13.86%
-----------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                            02/01/99       2.04%     N/A      N/A      14.79%
-----------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                            05/01/95       4.31%   10.58%     N/A      16.63%
-----------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                  ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
 ----------------------------------------------------------------------------------------------------------------------------------
                     SUBACCOUNT                     1992    1993    1994    1995    1996     1997     1998    1999    2000   2001
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series             -13.78%  36.96%  -1.04%   8.40%  17.36%   10.83%  26.54%  28.10% -16.74% -24.89%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                           -33.14%  -5.50%  49.35% -16.89%  -0.10%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity Series
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Growth + Value
 Series
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Dow 30 Series                                                                                      -6.59%  -7.02%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche NASDAQ-100 Index(R) Series                                                                                -33.80%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
 Securities Series                                                                  31.66%   20.73% -22.07%   3.64%  29.37%   5.44%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series              9.09%  18.41%   0.36%  29.47%  11.35%   19.77%  28.60%  28.27% -18.69% -35.31%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap
 Growth Series                                                                                                              -27.54%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                                                                                 17.47%   2.67%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                              2.45%   1.75%   2.71%   4.55%   3.88%    4.04%   3.95%   3.68%   4.88%   4.92%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series               8.88%  14.65%  -6.50%  22.20%  11.19%    9.88%  -5.20%   4.30%   5.32% -18.87%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research
 Enhanced Index Series                                                                                       22.98%  30.75% -12.88%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                                -7.16%   6.06%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                          5.27% -24.69%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Growth Stock
 Series                                                                                                                     -12.14%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Value Series
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                     15.74%  -7.63%  -9.18%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series        9.45%   9.80%  -2.52%  16.95%   7.86%   19.43%  19.48%  10.05%  -0.51%   0.74%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series                                                                               -7.87%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                                             -11.27%  15.63%  21.63%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small Cap Value Series                                                                            14.48%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                        44.06%  12.51% -25.96%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                       15.90%  43.12%  53.32% -12.44% -28.17%
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Focus Equity Series                                                                             -14.11% -16.02%
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                  1.38%  34.21%  16.28%   12.26%  18.00%  43.03% -11.88% -24.13%
 ----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                        2.90%  34.76%  13.75%   22.34%  30.96%  28.48% -15.58% -13.52%
 ----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                          10.80%   18.37%  56.11%  76.12% -25.66% -16.87%
 ----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II                            7.59%   3.05%    7.39%   6.48%  -1.68%   9.78%   5.85%
 ----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                         19.06%  13.05%   12.59%   1.58%   1.20% -10.02%   0.25%
 ----------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                                                         28.52%  22.79%  -7.73% -13.34%
 ----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                                                  23.14%   3.04% -18.09% -15.39%
 ----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                                                37.86%  35.79% -12.04% -18.63%
 ----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                                                               18.03%   0.31%  14.14%  13.04%   5.86%
 ----------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                          45.41%  -3.56%  14.22%  22.40%   12.42%   7.85%  21.90%  -3.43%  -2.39%
 ----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund                                           11.21%  19.65%   11.98%   7.51%  19.51%   0.37% -49.42%
 ----------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                                               20.28%  26.24% -17.57% -25.52%
 ----------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                                                                   27.31%  19.07% -10.23% -13.96%
 ----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                               -24.43% -16.93%
 ----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                                -2.65% -27.43%
 ----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                     30.59%   -2.54%  15.07% 124.05% -28.65% -22.14%
 ----------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                        8.26%   7.89%
 ----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                                                      45.02%   28.02%   7.51%  23.71%  -9.17%  10.16%
 ----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                                  ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
-----------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                       1992    1993    1994     1995    1996    1997     1998    1999    2000    2001
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series           -13.91%  36.75%  -1.19%    8.24%  17.18%   10.66%   26.35%  27.91% -16.86% -25.00%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                          -33.24%   -5.64%  49.12% -17.01%  -0.25%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value
  Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                                                                      -6.73%  -7.16%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series                                                                                -33.91%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                            31.46%   20.55%  -22.19%   3.48%  29.18%   5.28%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series            8.93%  18.23%   0.21%  29.27%   11.18%   19.59%   28.41%  28.08% -18.81% -35.41%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                                                                            -27.65%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series               2.29%   1.60%   2.56%   4.39%    3.72%    3.88%    3.80%   3.53%   4.73%   2.52%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                            8.72%  14.48%  -6.64%  22.02%   11.02%    9.71%   -5.34%   4.15%   5.16%   4.76%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                       22.79%  30.55% -18.99%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index
  Series                                                                                              30.05%  17.36% -12.57% -13.01%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                                 5.11%   5.90%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                        -12.28% -24.80%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                     15.56%  -7.77%  -9.32%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series      9.28%   9.64%  -2.66%  16.78%    7.70%   19.25%   19.30%   9.88%  -0.66%   0.59%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                                                                               -8.01%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                                             -11.40%  15.46%  21.45%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value
  Series                                                                                                                      14.31%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                        43.84%  12.34% -26.07%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                      15.73%   42.91%  53.09% -12.57% -28.28%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Focus Equity Series                                                                             -14.24% -16.15%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                               1.23%   34.01%   16.11%   12.10%   17.82%  42.82% -12.01% -24.24%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                                     2.75%   34.56%   13.58%   22.15%   30.76%  28.29% -15.71% -13.65%
-----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                         10.63%   18.19%   55.87%  75.85% -25.78% -16.99%
-----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government
  Securities II                                                             7.43%    2.90%    7.23%    6.32%  -1.83%   9.61%   5.69%
-----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                       18.89%   12.88%   12.42%    1.42%   1.04% -10.15%   0.10%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                         28.32%  22.61%  -7.87% -13.47%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                                  22.96%   2.89% -18.21% -15.52%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                                37.65%  35.58% -12.17% -18.76%
-----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                                                              17.85%    0.16%  13.98%  12.87%   5.70%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                        45.19%  -3.71%  14.05%   22.21%   12.25%    7.69%  21.72%  -3.58%  -2.54%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                                         11.05%   19.46%   11.81%    7.35%  19.34%   0.22% -49.50%
-----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                                                               20.09%  26.05% -17.69% -25.63%
-----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                                                                   27.12%  18.89% -10.36% -14.09%
-----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                               -24.54% -17.05%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                                -2.80% -27.54%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                    30.39%   -2.69%   14.89% 123.71% -28.75% -22.26%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                        8.10%   7.72%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                                                     44.81%   27.83%  7.34%    23.53%  -9.31%   9.99%
-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                                  ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
-----------------------------------------------------------------------------------------------------------------------------------
                     SUBACCOUNT                      1992    1993    1994    1995    1996   1997    1998     1999    2000   2001
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series             -14.04%  36.55%  -1.34%  8.08%  17.01% 10.49%   26.16%   27.72%  -16.98% -25.11%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                        -33.35%   -5.78%   48.90%  -17.14%  -0.40%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value
  Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                                                                      -6.87%  -7.30%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series                                                                                -34.01%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                            31.26% 20.37%  -22.31%    3.33%   28.98%   5.13%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series              8.77%  18.05%   0.06% 29.08%  11.02% 19.41%   28.21%   27.89%  -18.93% -35.51%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth
  Series                                                                                                                     -27.76%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                 2.14%   1.45%   2.40%  4.23%   3.56%  3.72%    3.64%    3.37%    4.57%   2.36%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                              8.55%  14.31%  -6.78% 21.83%  10.85%  9.55%   -5.48%    3.99%    5.00%   4.60%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                      22.61%   30.36% -19.12%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index
  Series                                                                                            29.86%   17.18%  -12.70% -13.14%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                                 4.96%   5.74%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                        -12.41% -24.92%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                    15.39%   -7.91%  -9.46%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation
  Series                                              9.12%   9.47%  -2.81% 16.60%   7.53% 19.07%   19.12%    9.72%   -0.81%   0.44%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value
  Series                                                                                                                      -8.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value
  Series                                                                                                    -11.54%   15.29%21.27%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value
  Series                                                                                                                     14.14%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                       43.63%   12.17% -26.18%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                     15.56%  42.70%   52.86%  -12.70% -28.39%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Focus Equity Series                                                                             -14.37% -16.28%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                  1.08% 33.80%  15.93% 11.93%   17.65%   42.61%  -12.15% -24.36%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                                        2.59% 34.36%  13.41% 21.97%   30.57%   28.09%  -15.83% -13.78%
-----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                         10.47% 18.02%   55.64%   75.59%  -25.89% -17.12%
-----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government
  Securities II                                                              7.26%   2.75%  7.07%    6.16%   -1.98%    9.45%   5.53%
-----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                        18.71%  12.71% 12.25%    1.27%    0.89%  -10.29%  -0.05%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                       28.13%   22.42%   -8.01% -13.60%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                                22.78%    2.73%  -18.33% -15.65%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                              37.44%   35.38%  -12.30% -18.88%
-----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                                                            17.67%    0.01%   13.81%   12.71%   5.54%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                          44.97%  -3.85% 13.88%  22.03% 12.08%    7.53%   21.54%   -3.72%  -2.69%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                                          10.88%  19.28% 11.65%    7.19%   19.16%    0.07% -49.58%
-----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                                                             19.92%   25.86%  -17.81% -25.74%
-----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                                                                 26.92%   18.71%  -10.49% -14.22%
-----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                               -24.66% -17.18%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                                -2.94% -27.65%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                    30.19% -2.83%   14.72%  123.38%  -28.86% -22.38%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                        7.94%   7.56%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                                                     44.59% 27.64%    7.18%   23.34%   -9.44%   9.82%
-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.


 Example Calculations:
   The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2001:

  CONTRACTS WITH DEATH BENEFIT OPTION 1
  Value of hypothetical pre-existing account with
    exactly one Unit at the beginning of the period: 1.000000 Value of the same account (excluding capital
    changes) at the end of the 7-day period:......       1.000124
  Calculation:
    Ending account value..........................       1.000124
    Less beginning account value..................       1.000000
    Net change in account value...................       0.000124
  Base period return:
    (net change/beginning account value)..........       0.000124
  Current yield = return x (365/7) =..............          0.65%
  Effective yield = [(1 + return)(365/7)] -1 =....          0.65%

  CONTRACTS WITH DEATH BENEFIT OPTION 2:
  Value of hypothetical pre-existing account with
    exactly one unit at the beginning of the
    period:.......................................       1.000000
  Value of the same account (excluding capital
    changes) at the end of the 7-day period:......       1.000096
  Calculation:
    Ending account value..........................       1.000096
    Less beginning account value..................       1.000000
    Net change in account value...................       0.000096
  Base period return:
    (net change/beginning account value)..........       0.000096
  Current yield = return x (365/7) =..............          0.50%
  Effective yield = [(1 + return)(365/7)] -1 =......        0.50%

  CONTRACTS WITH DEATH BENEFIT OPTION 3:
  Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the
   period:.......................................        1.000000
  Value of the same account (excluding capital
    changes) at the end of the 7-day period:......       1.000067
  Calculation:
    Ending account value..........................       1.000067
    Less beginning account value..................       1.000000
    Net change in account value...................       0.000067
  Base period return:
    (net change/beginning account value)..........       0.000067
    Current yield = return x (365/7) =............          0.35%
    Effective yield = [(1 + return)(365/7)] -1 =..          0.35%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1,5, 10), and subtract one.

The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

Where:
    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barrons
    Business Week
    Changing Times
    Forbes
    Fortune
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option

I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each Subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, included in this prospectus have been so included in reliance on the report of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.


    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

         PHOENIX LIFE VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS

         AS THERE WERE NO CONTRACT SALES IN 2001, THERE ARE NO FINANCIAL STATEMENTS FOR THESE SUBACCOUNTS AS OF DECEMBER 31, 2001.

     PHOENIX LIFE INSURANCE COMPANY
     (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
     CONSOLIDATED FINANCIAL STATEMENTS
     DECEMBER 31, 2001 AND 2000

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE

Report of Independent Accountants ..........................................F-3

Consolidated Balance Sheets ................................................F-4

Consolidated Statements of Income ..........................................F-5

Consolidated Statements of Cash Flows.................................F-6 - F-7

Consolidated Statements of Changes in Stockholder's Equity
    and Comprehensive Income ...............................................F-8

Notes to Consolidated Financial Statements ..........................F-9 - F-45

PRICEWATERHOUSECOOPERS [Logo]


--------------------------------------------------------------------------------
                                                  PRICEWATERHOUSECOOPERS LLP
                                                  100 Pearl Street
                                                  Hartford CT 06103-4508
                                                  Telephone  (860) 241 7000
                                                  Facsimile  (860) 241 7590





                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Phoenix Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, cash flows, and changes in stockholder's equity and comprehensive income present fairly, in all material respects, the financial position of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in the accompanying notes to consolidated financial statements, the Company changed its method of accounting for venture capital partnerships (Note
5), securitized financial instruments (Note 3), and derivative financial instruments (Note 3) in 2001.




/s/ PricewaterhouseCoopers LLP


February 5, 2002

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
                                                                        ---------------------------------------
                                                                             2000                  2001
                                                                        ------------------  -------------------
                                ASSETS                                      (IN MILLIONS, EXCEPT SHARE DATA)
Investments:
    Available-for-sale debt securities, at fair value................          $  5,949.0           $  9,599.2
    Held-to-maturity debt securities, at amortized cost..............             2,109.6                   --
    Equity securities, at fair value.................................               335.5                286.0
    Mortgage loans, at unpaid principal, net.........................               593.4                535.8
    Real estate, at lower of cost or fair value less costs to sell, net              77.9                 83.1
    Policy loans, at unpaid principal................................             2,105.2              2,172.2
    Venture capital partnerships.....................................               467.3                291.7
    Other invested assets............................................               235.7                281.2
    Short-term investments, at amortized cost........................                 3.8                  8.5
                                                                        ------------------  -------------------
       Total investments.............................................            11,877.4             13,257.7
Cash and cash equivalents............................................               720.0                547.9
Accrued investment income............................................               194.5                203.1
Deferred policy acquisition costs....................................             1,019.0              1,123.7
Premiums, accounts and notes receivable..............................               155.8                175.1
Reinsurance recoverables.............................................                16.6                 21.4
Property, equipment and leasehold improvements, net..................               122.2                102.2
Goodwill and other intangible assets, net............................               582.6                 22.6
Investments in unconsolidated affiliates.............................               173.2                330.6
Deferred income taxes, net...........................................                  --                 22.9
Net assets of discontinued operations (note 13)......................                25.5                 20.8
Other assets.........................................................                49.8                 32.7
Separate account assets and investment trusts........................             5,376.6              5,570.0
                                                                        ------------------  -------------------
    Total assets.....................................................          $ 20,313.2           $ 21,430.7
                                                                        ==================  ===================
                       LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
------------
    Policy liabilities and accruals.................................           $ 11,372.6           $ 11,993.4
    Policyholder deposit funds......................................                678.4              1,368.2
    Long-term debt (note 10)........................................                425.1                175.0
    Deferred income taxes, net......................................                  9.4                   --
    Other liabilities...............................................                473.3                496.0
    Separate account liabilities and investment trusts..............              5,376.6              5,564.9
                                                                        ------------------  -------------------
         Total liabilities..........................................             18,335.4             19,597.5
                                                                        ------------------  -------------------
Commitments and contingencies (note 22).............................
Minority interest in net assets of consolidated subsidiaries........                136.9                  1.1
                                                                        ------------------  -------------------
Stockholder's equity:
---------------------
   Common stock ($1,000 par value, 10,000 shares authorized;
      0 and 10,000 shares issued and outstanding at December 31,
      2000 and 2001, respectively...................................                   --                 10.0
   Additional paid-in capital.......................................                   --              1,712.0
   Retained earnings................................................              1,820.7                 29.0
   Accumulated other comprehensive income...........................                 20.2                 81.1
                                                                        ------------------  -------------------
       Total stockholder's equity...................................              1,840.9              1,832.1
                                                                        ------------------  -------------------
       Total liabilities and stockholder's equity...................           $ 20,313.2           $ 21,430.7
                                                                        ==================  ===================


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF INCOME
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------------------
                                                                       1999              2000              2001
                                                                   --------------    --------------    --------------
Revenues:                                                                            (IN MILLIONS)
---------
Premiums.......................................................         $1,175.7         $ 1,147.4         $ 1,112.7
Insurance and investment product fees..........................            574.6             631.0             430.3
Net investment income..........................................            953.1           1,129.6             830.2
Net realized investment gains .................................             75.8              89.2             150.1
                                                                   --------------    --------------    --------------
        Total revenues.........................................          2,779.2           2,997.2           2,523.3
                                                                   --------------    --------------    --------------
Benefits and expenses:

       Policy benefits and increase in policy liabilities......          1,373.1           1,409.8           1,406.7
       Policyholder dividends..................................            360.5             378.0             400.1
       Amortization of deferred policy acquisition costs                   147.9             356.0             133.0
       Amortization of goodwill and other intangible assets                 40.1              36.9              24.7
       Interest expense........................................             34.0              32.7              20.0
       Demutualization expenses................................               --              21.8              25.9
       Other operating expenses................................            557.9             604.5             470.6
                                                                   --------------    --------------    --------------
            Total benefits and expenses........................          2,513.5           2,839.7           2,481.0
                                                                   --------------    --------------    --------------
Income from continuing operations before income taxes,
       minority interest and equity in earnings of and
       interest earned from investments in unconsolidated
       affiliates..............................................            265.7             157.5              42.3
Income tax expense (benefit)...................................             99.0              56.2             (19.8)
                                                                   --------------    --------------    --------------
Income from continuing operations before minority
       Interest, equity in earnings of and interest earned
       From investments in unconsolidated affiliates...........            166.7             101.3              62.1
Minority interest in net income of consolidated
       Subsidiaries............................................            (10.1)            (14.1)             (3.7)
Equity in earnings of and interest earned from
       Investments in unconsolidated affiliates................              5.5               7.6               8.1
                                                                   --------------    --------------    --------------
Income from continuing operations..............................            162.1              94.8              66.5
Discontinued operations (note 13):
----------------------------------
       Income from discontinued operations, net of income
            taxes..............................................             36.1               9.4                --
       Loss on disposal, net of income taxes...................           (109.0)            (20.9)               --
                                                                   --------------    --------------    --------------
Income before cumulative effect of accounting
       changes.................................................             89.2              83.3              66.5
                                                                   --------------    --------------    --------------
Cumulative effect of accounting changes for:
--------------------------------------------
       Venture capital partnerships, net of income taxes
          (note 5).............................................               --                --             (48.8)
       Securitized financial instruments, net of income
          taxes (note 3).......................................               --                --             (20.5)
       Derivative financial instruments, net of income taxes
          (note 3).............................................               --                --               3.9
                                                                   --------------    --------------    --------------
Net income ....................................................           $ 89.2            $ 83.3             $ 1.1
                                                                   ==============    ==============    ==============


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------
                                                                            1999             2000            2001
                                                                        ------------     ------------    ------------
Cash flows from operating activities:                                                  (IN MILLIONS)
-------------------------------------
           Net income ........................................               $ 89.2          $  83.3          $  1.1
Adjustments to reconcile net income to net cash provided by operating activities:
       Net loss from discontinued operations..................                 72.9             11.5              --
       Net realized investment gains..........................                (75.8)           (89.2)         (150.1)
       Amortization and depreciation..........................                 72.0             56.8            43.2
       Investment income......................................               (138.2)          (297.7)           97.4
       Securitized financial instruments and derivatives......                   --               --            16.6
       Deferred income tax benefit............................                (13.9)           (37.0)          (60.4)
       Increase in receivables................................                (62.9)           (54.0)          (76.9)
       (Increase) decrease in deferred policy acquisition costs                 (.3)           183.2           (76.2)
       Increase in policy liabilities and accruals............                321.2            472.8           469.0
       Change in other assets/other liabilities, net..........                 53.8             45.4           145.3
                                                                        ------------     ------------    ------------
       Net cash provided by continuing operations.............                318.0            375.1           409.0
       Net cash used for discontinued operations..............                (76.7)          (264.6)          (75.1)
                                                                        ------------     ------------    ------------
       Net cash provided by operating activities..............                241.3            110.5           333.9
                                                                        ------------     ------------    ------------
Cash flows from investing activities:
-------------------------------------
       Proceeds from the sale of debt securities:
           Available-for-sale.................................              1,192.2            912.1         1,202.0
           Held-to-maturity...................................                 18.0              9.8            17.5
       Proceeds from the maturity of debt securities:
           Available-for-sale.................................                 49.7             38.7            96.7
           Held-to-maturity...................................                  6.5             25.9            35.5
       Proceeds from the repayment of debt securities:
           Available-for-sale.................................                461.0            286.1           534.0
           Held-to-maturity...................................                162.2            173.8           158.5
       Proceeds from sale of equity securities................                163.5            515.4           114.6
       Proceeds from the maturity of mortgage loans...........                 18.9             17.3            16.4
       Proceeds from the repayment of mortgage loans..........                106.0            110.3            42.3
       Proceeds from distributions of venture capital partnerships             26.7             37.9            30.7
       Proceeds from sale of real estate and other invested assets             38.0             26.6            36.8
       Proceeds from sale of property and equipment...........                   --             20.6              --
       Proceeds from sale of subsidiaries and affiliates......                 46.4             14.1           659.8
       Purchase of available-for-sale debt securities.........             (1,672.6)        (1,418.4)       (3,132.7)
       Purchase of held-to-maturity debt securities...........               (395.5)          (356.0)         (393.8)
       Purchase of equity securities..........................               (162.4)          (130.5)          (72.8)
       Purchase of subsidiaries...............................               (187.6)           (59.3)          (10.0)
       Purchase of mortgage loans.............................                (25.3)            (1.0)             --
       Purchase of investments in unconsolidated affiliates and
            other invested assets.............................               (103.4)           (46.5)         (104.2)
       Purchase of minority interest in subsidiary............                   --               --          (358.1)
       Purchase of interests in venture capital partnerships..               (108.5)           (95.1)          (47.0)
       Change in short-term investments, net..................                  (.6)              .5            (4.8)
       Increase in policy loans...............................                (34.3)           (62.7)          (67.0)
       Capital expenditures...................................                (20.5)           (21.5)          (13.7)
       Other investing activities, net........................                  1.7               --              --
                                                                        ------------     ------------    ------------
Net cash used for continuing operations.......................               (419.9)            (1.9)       (1,259.3)
Net cash provided by discontinued operations..................                105.6            259.5            77.5
                                                                        ------------     ------------    ------------
Net cash (used for) provided by investing activities..........             $ (314.3)         $ 257.6       $(1,181.8)
                                                                        ------------     ------------    ------------

The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------
                                                                        1999              2000               2001
                                                                    --------------    --------------     -------------
Cash flows from financing activities:                                                 (IN MILLIONS)
-------------------------------------

       Net deposits of policyholder deposit funds,
           net of interest credited...............................         $  6.5           $ 140.2           $ 689.8
       Proceeds (repayments) from securities sold subject to
           repurchase agreements..................................           28.4             (28.4)               --
       Issuance of common stock...................................             --                --              10.0
       Capital contributions from parent..........................             --                --              78.6
       Dividends paid to parent ..................................             --                --            (132.3)
       Proceeds from borrowings...................................          175.1              50.0             180.0
       Repayment of borrowings....................................         (125.0)           (124.0)           (125.1)
       Distributions to minority stockholders.....................           (4.2)             (5.8)             (5.8)
       Debenture principal payments...............................             --                --             (19.4)
       Other financing activities, net............................            (.4)              3.2                --
                                                                    --------------    --------------     -------------
       Net cash  provided by financing activities.................           80.4              35.2             675.8
                                                                    --------------    --------------     -------------
       Net change in cash and cash equivalents....................            7.4             403.3            (172.1)
       Cash and cash equivalents, beginning of year...............          309.3             316.7             720.0
                                                                    --------------    --------------     -------------
       Cash and cash equivalents, end of year.....................         $316.7           $ 720.0            $547.9
                                                                    ==============    ==============     =============
Supplemental cash flow information:
-----------------------------------
       Income taxes paid (received), net..........................         $106.4           $ 135.8           $ (47.0)
       Interest paid on indebtedness..............................         $ 34.8           $  34.1           $  23.8









The accompanying notes are an integral part of these consolidated financial statements.


                                                                      RETAINED        ACCUMULATED
                                                    ADDITIONAL        EARNINGS           OTHER             TOTAL
                                        COMMON        PAID-IN       (ACCUMULATED     COMPREHENSIVE     STOCKHOLDER'S
                                        STOCK         CAPITAL          DEFICIT)      INCOME (LOSS)        EQUITY
                                      -----------  --------------  ---------------  ----------------   --------------
(IN MILLIONS)
Balance at January 1, 1999            $      --      $     --          $ 1,642.3        $     94.3       $  1,736.6
--------------------------
Net income...........................                                       89.2                               89.2
Other comprehensive loss, net of
   income taxes:
      Unrealized loss on securities..                                                        (66.8)           (66.8)
      Reclassification adjustment for
        net realized gains included in
        net income                                                                            (1.5)            (1.5)
      Minimum pension liability
      adjustment                                                                              (1.5)            (1.5)
                                                                                                       --------------
   Total other comprehensive loss....                                                                         (69.8)
Comprehensive income.................                                                                          19.4
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 1999......... $      --      $     --          $ 1,731.5        $     24.5       $  1,756.0
----------------------------
                                      ===========  ==============  ===============  ================   ==============

Balance at January 1, 2000            $      --      $     --          $ 1,731.5        $     24.5       $  1,756.0
--------------------------
Comprehensive income:
   Net income........................                                       83.3                               83.3
   Other comprehensive income, net of
      income taxes:
      Unrealized gains on securities.                                                         53.0             53.0
      Reclassification adjustment for
        net
        Realized gains included in                                                           (58.9)           (58.9)
           net income
      Minimum pension liability                                                                1.6              1.6
        adjustment
                                                                                                       --------------
   Total other comprehensive income..                                                                          (4.3)
Comprehensive income.................                                                                          79.0
Other equity adjustments.............                                        5.9                                5.9
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 2000......... $      --      $     --          $ 1,820.7        $     20.2       $  1,840.9
----------------------------

                                      ===========  ==============  ===============  ================   ==============

Balance at January 1, 2001........... $      --      $     --          $ 1,820.7        $     20.2       $  1,840.9
--------------------------
Demutualization transaction..........      10.0        1,712.0          (1,765.7)                             (43.7)
Equity adjustment for policyholder
   dividend obligation...............                                      (30.3)                             (30.3)
Other equity adjustments.............                                        3.2                                3.2
Comprehensive income:
   Net income........................                                        1.1                                1.1
   Other comprehensive income, net of
      income taxes:
      Unrealized gain on security
        transfer from held-to-maturity
        to available-for-sale........                                                         83.9             83.9
      Unrealized loss on securities..                                                          (.9)             (.9)
      Unrealized gains on derivatives                                                          3.9              3.9
      Equity adjustment for policyholder
        dividend obligation.........                                                          (8.8)            (8.8)
      Reclassification adjustment for
        net realized gains included in                                                       (10.0)           (10.0)
        net income
      Cumulative effect of accounting
        change for derivatives.......                                                          1.1              1.1
      Minimum pension liability                                                               (8.3)            (8.3)
        adjustment
                                                                                                       --------------
   Total other comprehensive income..                                                                          60.9
Comprehensive income.................                                                                          62.0
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 2001.........   $  10.0      $ 1,712.0         $    29.0        $     81.1       $  1,832.1
----------------------------
                                      ===========  ==============  ===============  ================   ==============


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company ("Phoenix Life") and its subsidiaries offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company ("Phoenix"). See note 2--"Reorganization and Initial Public Offering."

2.       REORGANIZATION AND INITIAL PUBLIC OFFERING

On December 18, 2000, the Board of Directors of Phoenix Home Life Mutual Insurance Company ("Phoenix Mutual") unanimously adopted a plan of reorganization which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Mutual converted from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of Phoenix and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly-owned subsidiary of Phoenix. All policyholder membership interests in the mutual company were extinguished on the effective date and eligible policyholders of the mutual company received 56.2 million shares of common stock, $28.8 million of cash and $12.7 million of policy credits as compensation. The demutualization was accounted for as a reorganization. Accordingly, Phoenix's retained earnings immediately following the demutualization and the closing of the Initial Public Offering ("IPO") on June 25, 2001 (net of the cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital. In addition, Phoenix Life established a closed block for the benefit of holders of certain individual life insurance policies of Phoenix Life. The purpose of the closed block is to protect, after demutualization, the policy dividend expectations of the holders of the policies included in the closed block. The closed block will continue in effect until such date as none of such policies are in force. See note 14 --"Closed Block."

On June 25, 2001, Phoenix closed its IPO in which 48.8 million shares of common stock were issued at a price of $17.50 per share. Net proceeds from the IPO of $807.9 million were contributed to Phoenix Life. On July 24, 2001, Morgan Stanley Dean Witter exercised its right to purchase 1,395,900 shares of the common stock of Phoenix at the IPO price of $17.50 per share less underwriter's discount. Net proceeds of $23.2 million were contributed to Phoenix Life.

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation and basis of presentation

The consolidated financial statements include the accounts of Phoenix Life. Less than majority-owned entities, in which Phoenix Life has significant influence over operating and financial policies and generally at least a 20% ownership interest, are reported on the equity method of accounting.

In January of 2001, Phoenix Life purchased the minority interest in PXP See Note 4--"Significant Transactions." This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to Phoenix. See Note 9--"Related Party Transactions." Consequently, Phoenix Life's 1999 and 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001.

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Certain reclassifications have been made to the 1999 and 2000 amounts to conform with the 2001 presentation.

Valuation of investments

Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix Life classified its debt securities as either held-to-maturity or available-for-sale investments. Prior to 2001, debt securities held-to-maturity consisted of private placement bonds reported at amortized cost, net of impairments, that management intended and had the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds, preferred stocks and private placement bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

In 2001, management decided, as part of Phoenix Life's conversion to a public company, that held-to-maturity debt securities should be reclassified to available-for-sale debt securities. See note 5 - "Investments."

For mortgage-backed and asset-backed investments in the debt security portfolio, Phoenix Life recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in the estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix Life will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on either the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral if collection is collateral-dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

Real estate, all of which is held for sale, is carried at the lower of cost or fair value less costs to sell. Fair value for real estate is determined by taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization, including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

Venture capital partnerships are recorded in accordance with the equity method of accounting. Phoenix Life records its share of the net equity in earnings of the venture capital partnerships in accordance with Accounting Principle Board Opinion No. 18, using the most recent financial information received from the partnerships. Historically, this information had been provided to Phoenix Life on a one-quarter lag. In the first quarter of 2001, Phoenix Life changed its method of applying the equity method of accounting to eliminate such quarterly lag. See note 5 - "Investments."

Other invested assets primarily include leveraged lease investments, derivatives and other partnership and joint venture interests. Leverage lease investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment


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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which Phoenix Life does not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. Derivatives are valued in accordance with Statement of Financial Accounting Standards ("SFAS") No. 133. See recent accounting pronouncements within note 3.

Short-term investments are carried at amortized cost which approximates fair value. Short-term investments consist of interest bearing securities that mature between 91 days and twelve months from date of purchase.

Realized investment gains and losses, other than those related to separate accounts for which Phoenix Life does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

In the normal course of business, Phoenix Life enters into transactions involving various types of financial instruments including debt investments such as debt securities, equity securities, and off-balance sheet commitments, primarily, related to venture capital partnerships. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

Cash and cash equivalents

Cash and cash equivalents include cash on hand and all highly liquid investments with a maturity of 90 days or less when purchased. Certain short-term investments relating to 1999 and 2000 have been reclassified to conform with the 2001 presentation.

Deferred policy acquisition costs

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In conjunction with the 1997 acquisition of the Confederation Life business, Phoenix recognized an asset for the present value of future profits ("PVFP") representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs ("DAC").

The method used to amortize DAC and PVFP depends on how the policy was classified. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits.

The amortization process requires the use of various assumptions, estimates and judgements about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on Phoenix's past experience, industry studies, regulatory requirements and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

Internal replacements are defined as an exchange of an existing Phoenix Life insurance or annuity policy for a different Phoenix Life insurance or annuity policy. The DAC balance associated with the replaced policy is treated in the same manner as policies that are surrendered. In the case of policies that are surrendered, in which owners cancel existing life or annuity contracts, the amortization of DAC is adjusted to reflect these surrenders.

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PHOENIX LIFE INSURANCE COMPANY
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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Goodwill and other intangible assets

In 1999 and 2000, goodwill is amortized on a straight-line basis over periods ranging from ten to forty years, corresponding with the benefits expected to be derived from the related business acquisitions. The weighted-average life of goodwill is approximately thirty-eight years. Other intangible assets, primarily associated with investment management contracts and employee contracts, are amortized over their estimated useful lives using a straight-line basis. The average estimated useful life of the other intangible assets ranges from five to sixteen years for investment management contracts and three to seven years for employee contracts. The weighted-average life of other intangible assets is approximately thirteen years. Goodwill and other intangible assets' carrying values are periodically evaluated in accordance with SFAS No. 121, Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of, by comparing estimates of future undiscounted cash flows to the carrying values of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix Life's business. See SFAS No. 142 under "Recent accounting pronouncements" in note 3 for change in accounting policy effective January 1, 2002.

In 2001, remaining goodwill was amortized on a straight-line basis over a ten year period.

Investments in unconsolidated affiliates

Investments in unconsolidated affiliates represents investments in operating entities in which Phoenix Life owns more than 20% but less than a majority of the outstanding common stock and those operating entities for which Phoenix Life owns less than 20% if Phoenix Life exercises significant influence over the operating and financial policies of the company. Phoenix Life uses the equity method of accounting for its investments in the common stock of these entities. Investments in unconsolidated affiliates also includes, where applicable, Phoenix Life's investments in senior securities of these entities.

Separate account assets and liabilities and investment trusts

Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix Life. The assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

Investment trusts are assets held for the benefit of institutional clients who have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans. Investment trusts, for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Phoenix Life's financial exposure is limited to its share of equity and bond investments in these vehicles and there is no financial guarantees from, or recourse to, Phoenix Life for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Policy liabilities and accruals

Future policy benefits are liabilities for life and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to

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PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. The guaranteed interest rates range from 2.25% to 6.00% in 2001. Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 7.15% in 2001, less administrative and mortality charges.

Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 2.1% to 12.3%, less administrative charges.

Premium and fee revenue and related expenses

Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products, included in insurance and investment product fees, consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

Investment management fees

Investment management fees included in insurance and investment product fees in the accompanying Consolidated Statements of Income are recorded as income pro-rata during the period in which services are performed. Investment management fees are generally computed and earned based upon a percentage of assets under management. Investment management fees are paid pursuant to the terms of the respective investment management contracts, which generally require monthly or quarterly payment.

Reinsurance

Phoenix Life uses reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policyholder dividends

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix Life. The amount of policyholder dividends to be paid is determined annually by Phoenix Life's Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix Life's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix Life establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix Life also establishes a liability for termination dividends. See note 14 --"Closed Block" for information on the policyholder dividend obligation.

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PHOENIX LIFE INSURANCE COMPANY
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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Income taxes

Phoenix and its eligible affiliated companies have elected to file a life/non-life consolidated federal income tax return for 2001. For 2000 and prior years, Phoenix Life was the parent company of the group of eligible affiliated companies that had elected to file life/non-life consolidated federal income tax returns. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life income tax losses that can be applied to offset life insurance company taxable income.

Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs, investment impairment reserves, reserves for post-retirement benefits and unrealized gains or losses on investments.

Employee benefit plans

Phoenix has a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. Phoenix Life incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for Phoenix Life's participation in the plans. With respect to the pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2001, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2001, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability and amounts attributable to Phoenix Life have been allocated.

Recent accounting pronouncements

Securitized Financial Instruments. Effective April 1, 2001, Phoenix Life adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine of there has been an other-than-temporary decline in value. Upon adoption of EITF 99-20, Phoenix recorded a $20.5 million charge in net income as a cumulative effect of accounting change, net of income taxes.

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PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Derivative Financial Instruments. Effective January 1, 2001, Phoenix Life adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities ("SFAS 138"). As amended, SFAS 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings.

Phoenix Life maintains an overall interest rate risk-management strategy that incorporates the use of derivative financial instruments to manage exposure to fluctuations in interest rates. Phoenix Life's exposure to interest rate changes primarily results from its commitments to fund interest-sensitive insurance liabilities, as well as from significant holdings of fixed rate investments. Derivative instruments that are used as part of Phoenix Life's interest rate risk-management strategy include interest rate swap agreements, interest rate caps, interest rate floors, interest rate swaptions and foreign currency swap agreements. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix Life enters into derivative contracts only with a number of highly rated financial institutions.

Phoenix Life enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix Life does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix Life exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

Phoenix Life enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix Life does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix Life the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix Life would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix Life pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

Phoenix Life enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix Life agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements are recognized in net investment income. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix Life only enters into derivative contracts with highly rated financial institutions.

On January 1, 2001, in accordance with the transition provisions of SFAS 133, Phoenix Life recorded a net-of-tax cumulative effect adjustment of $1.3 million
(gain) in earnings to recognize at fair value all derivatives that are designated as fair-value hedging instruments. Phoenix Life also recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. Phoenix Life also recorded a net-of-tax cumulative effect adjustment of $1.1 million in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments.

For derivative instruments that were not designated as hedges, upon implementation of SFAS 133, Phoenix Life recorded a net-of-tax cumulative effect adjustment of $3.9 million in earnings to recognize these instruments at fair value. Gains and losses on derivatives that were previously deferred as adjustments to the

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PHOENIX LIFE INSURANCE COMPANY
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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

carrying amount of hedged items were not included in the cumulative effect adjustment. There were no gains or losses on derivative instruments that were reported independently as deferred assets or liabilities that required de-recognition from the balance sheet.

Phoenix Life recognized an after-tax gain of $0.9 million for the year ended December 31, 2001 (reported as other comprehensive income in the Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income), which represented the change in fair value of interest rate swaps which have been designated as cash flow hedges, using the shortcut method, assuming no ineffectiveness. These interest rate swaps hedge floating-rate exposure on asset cash flows that back insurance liabilities by swapping floating rate bonds to fixed. For changes in the fair value of derivatives that are designated, qualify, and are highly effective as cash flow hedges, and for which the critical terms of the hedging instrument and the assets match, Phoenix Life recognizes the change in fair value of the derivative in other comprehensive income. Phoenix Life expects that there will be no ineffectiveness to recognize in earnings during the term of the hedges, and Phoenix Life does not expect to reclassify into earnings amounts reported in accumulated other comprehensive income over the next twelve months.

Phoenix Life also recognized an after-tax gain of $3.0 million for the year ended December 31, 2001 (reported as other comprehensive income in the Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, Phoenix Life recognizes the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified as earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. As of December 31, 2001, $0.3 million of the deferred net after-tax gains on these derivative instruments is expected to be reclassified into earnings over the next twelve months. For the year ended December 31, 2001, Phoenix Life also recognized an after-tax gain of $0.3 million (reported as net realized investment gains in the Consolidated Statements of Income), which resulted from the termination of interest rate swap contracts designated as hedges of a forecasted transaction. The interest rate swap contracts were determined to no longer be effective hedges.

Phoenix Life also recognized an after-tax loss of $0.4 million for the year ended December 31, 2001 (reported as net investment income in the Consolidated Statements of Income), which represented the change in fair value of derivative instruments which were not designated as hedges upon implementation of SFAS 133. These instruments primarily include: interest rate floors which hedge spread deficiency risk between assets and deferred annuity product liabilities; interest rate caps which hedge disintermediation risk associated with universal life insurance liabilities; and interest rate swaps which were hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities for which offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased. For changes in fair value of derivatives that are not designated and did not qualify as highly effective hedges upon implementation of SFAS 133, Phoenix Life recognizes the entire change in fair value of the derivatives in current-period earnings. For the year ended December 31, 2001, Phoenix Life also recognized an after-tax gain of $0.9 million (reported as net realized investment gains in the Consolidated Statements of Income), which resulted from the termination prior to maturity of interest rate swaps which were not designated as hedges upon implementation of SFAS 133.

Phoenix Life also holds foreign currency swaps as hedges against available-for-sale securities that back U.S. dollar denominated liabilities. For changes in the fair value of derivatives that are designated, qualify, and are highly effective as fair value hedges, Phoenix Life recognizes the change in fair value of the derivative, along with the change in value of the hedged asset or liability attributable to the hedged risk, in current-period earnings. Phoenix Life recognized an after-tax gain of $0.8 million for the year ended December 31, 2001.

In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

Accounting for Demutualizations. Effective June 30, 2001, Phoenix Life adopted Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and For Certain Long-Duration Participating Contracts ("SOP 00-3"). The provisions of SOP 00-3 provide guidance on accounting by insurance enterprises for demutualizations and the formation of mutual holding companies, including the emergence of earnings from and the financial statement presentation of the closed block established in connection with the demutualization. SOP 00-3 specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block.

Pursuant to the adoption of SOP 00-3, Phoenix Life recorded a charge of $30.3 million to equity in the second quarter of 2001 representing the establishment of the policyholder dividend obligation along with the corresponding impact on deferred policy acquisition costs and deferred income taxes. See note 14 --"Closed Block" for additional information.

Business Combinations/Goodwill and Other Intangible Assets. In June 2001, SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"), were issued. SFAS 141 and SFAS 142 are effective July 1, 2001 and January 1, 2002, respectively. SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 141 also requires that upon adoption of SFAS 142 a company reclassify the carrying amounts of certain intangible assets into or out of goodwill, based on certain criteria. SFAS 142 primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under SFAS 142, amortization of goodwill, including goodwill and other intangible assets with indefinite lives recorded in past business combinations, will discontinue upon adoption of this standard, and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. Phoenix Life recognized $7.1 million in goodwill amortization during 2001. As of June 26, 2001, PXP's net goodwill and intangible assets are no longer consolidated due to the sale of PXP to Phoenix. See note 9--"Related Party Transactions". Goodwill amortization will not be recognized after 2001 in accordance with SFAS 142. In addition, goodwill recorded as a result of business combinations completed during the six-month period ended December 31, 2001 will not be amortized.

The provisions of SFAS 141 and SFAS 142 also apply to equity-method investments made both before and after June 30, 2001. SFAS 142 prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

SFAS 142 requires that goodwill be tested at least annually for impairment using a two-step process. The first step is to identify a potential impairment and, in transition, this step must be measured as of the beginning of the fiscal year. However, a company has six months from the date of adoption to complete the first step. The second step of the goodwill impairment test measures the amount of the impairment loss (measured as of the beginning of the year of adoption), if any, and must be completed by the end of a company's fiscal year. Intangible assets deemed to have an indefinite life would be tested for impairment using a one-step process, which compares the fair value to the carrying amount of the asset as of the beginning of the fiscal year in the year of adoption. Phoenix Life has prepared a preliminary analysis of the adoption of SFAS 142, and does not expect to have a material impairment charge in 2002.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Impairment of Long-Lived Assets. In August 2001, the Financial Accounting Standards Board issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"), effective January 1, 2002. Under SFAS 144, long-lived assets to be sold within one year must be separately identified and carried at the lower of carrying value or fair value less costs to sell.

Long-lived assets expected to be held longer than one year are subject to depreciation and must be written down to fair value upon impairment. Long-lived assets no longer expected to be sold within one year, such as some foreclosed real estate, must be written down to the lower of current fair value or fair value at the date of foreclosure adjusted to reflect depreciation since acquisition. Phoenix Life is currently reviewing the provisions of SFAS 144 and assessing the impact of adoption.

4.       SIGNIFICANT TRANSACTIONS

Purchase of Phoenix Investment Partners, Ltd. minority interest

On September 10, 2000, Phoenix Life, one of its subsidiaries and PXP entered into an agreement and plan of merger pursuant to which such subsidiary agreed to purchase the outstanding common stock shares of PXP owned by third parties for a price of $15.75 per share. In connection with this merger, Phoenix Life's subsidiary paid, from available cash and short-term investments, $339.3 million to those third parties on January 11, 2001. As a result, PXP became an indirect wholly-owned subsidiary of Phoenix Life and PXP's shares of common stock were de-listed from the New York Stock Exchange. In addition, PXP accrued compensation expenses of $57.0 million to cash out stock options, $5.5 million of related compensation costs, $5.2 million in retention costs and $3.9 million in transaction costs at March 31, 2001.

After the merger, some third party holders of PXP's convertible subordinated debentures converted their debentures and PXP redeemed all remaining outstanding debentures held by third parties by the end of March 2001. PXP made cash payments totaling $38.2 million in connection with these conversions and redemptions from funds borrowed from its then existing credit facility.

The excess of purchase price over the minority interest in the net assets of PXP totaled $224.1 million. Of this excess purchase price, $179.1 million has been allocated to investment management contracts, which are being amortized over their estimated useful lives using the straight-line method. The weighted-average useful life of the investment management contracts is 13.4 years. The remaining excess purchase price, net of deferred taxes, of $118.4 million has been classified as goodwill and is being amortized over 40 years using the straight-line method. Related amortization of goodwill and investment management contracts of $2.9 million and $13.9 million, respectively, has been expensed for the year ended December 31, 2001.

The following table summarizes the calculation and allocation of the purchase price (in millions).

                    Purchase price:
                    --------------
                    Purchase price for 21.5 million outstanding shares at $15.75/share............     $  339.3
                    Premium paid related to third party convertible debt redemption/conversion....         18.8
                    Transaction related costs.....................................................          3.2
                                                                                                       --------
                         Total purchase price.....................................................     $  361.3
                                                                                                       ========
                    Purchase price allocation:
                    -------------------------
                    Fair value of acquired net assets.............................................     $  137.2
                    Investment management contracts...............................................        179.1
                    Deferred taxes................................................................        (73.4)
                    Goodwill......................................................................        118.4
                                                                                                       --------
                         Total purchase price allocation..........................................     $  361.3
                                                                                                       ========

Prior to this transaction, PXP had a $1.2 million liability related to options held by certain employees. As a result of this transaction, all outstanding options were settled and, consistent with previous accounting treatment, the remaining liability was reversed and recorded as an adjustment to equity.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Additionally, prior to the transaction, PXP had outstanding restricted stock which had been issued to certain employees pursuant to PXP's Restricted Stock Plan. For book purposes, the fair market value of the restricted stock at the date of the grant was recorded as unearned compensation, a separate component of stockholders' equity, and amortized over the restriction period. For tax purposes, PXP could deduct compensation expense equal to the fair market value of the stock on the date the restrictions lapse. The tax benefit of the deduction in excess of the compensation expense was recorded as an adjustment to additional paid-in capital. At the time of this transaction, all restrictions lapsed and PXP recorded a $2.0 million tax receivable for the deduction and a corresponding adjustment to equity.

Master credit facility

In June 2001, Phoenix, Phoenix Life, and PXP entered into a $375 million unsecured revolving credit facility that matures on June 10, 2005. Phoenix Life's and PXP's existing credit agreements were terminated at that time. Phoenix unconditionally guarantees loans to Phoenix Life and PXP. Base rate loans bear interest at the greater of the Bank of Montreal's prime commercial rate or the effective federal funds rate plus 0.5%. Eurodollar rate loans bear interest at LIBOR plus an applicable margin. The credit agreement includes customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum stockholders' equity and a maximum debt to capitalization ratio; that Phoenix Life maintain a minimum risk based capital ratio, and that PXP maintain a maximum debt to capitalization ratio and a minimum stockholders' equity. See note 10 - "Long-Term Debt" for additional information on credit facilities.

Early retirement program

On January 29, 2001, Phoenix offered a special retirement program under which qualified participants will receive enhanced retirement benefits by the addition of five years to age and pension plan service under the Employee Pension Plan. Employees of Phoenix Life and PXP who decided to participate will retire by May 31, 2002. Of the 318 participants eligible, 182 accepted the special retirement incentive program. As a result of this program, Phoenix Life was allocated an additional pension expense for the year ended December 31, 2001.

Aberdeen Asset Management PLC

On February 18, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix Life, purchased 15,050,000 shares of the common stock of Aberdeen Asset Management PLC ("Aberdeen"), a Scottish asset management firm, for $29.4 million. PM Holdings owned 31,600,000 shares and 38,100,000 share as of December 31, 2000 and 2001, respectively.

On April 15, 1996, Phoenix Life purchased 7% convertible subordinated notes issued by Aberdeen for $37.5 million. The notes, which mature on March 29, 2003, are convertible into 17,441,860 shares of Aberdeen common stock.

In May 2001, Phoenix Life purchased additional shares of common stock of Aberdeen for a cash purchase price of $46.8 million, bringing its ownership to approximately 22.0% (26.95% when the convertible subordinated note is included) of the common stock of Aberdeen at December 31, 2001. The investment in Aberdeen common stock is reported on the equity method. The notes and common stock are classified as investments in unconsolidated affiliates in the Consolidated Balance Sheets.

The investment in Aberdeen's convertible note at December 31, 2001 is reported at fair value with unrealized gains or losses included in equity. For the years ended prior to 2001, the investment in the note was reported at amortized cost. Aberdeen's convertible note was included in the transfer of securities from held-to-maturity to available-for-sale in 2001 and resulted in a pre-tax unrealized gain of $63.7 million. See note 5-- "Investments."

The fair value of Phoenix Life's investments in Aberdeen, based on the closing market price, was $455.8 million and $322.3 million as of December 31, 2000 and 2001, respectively.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Dividend scale

In November 2000, Phoenix Mutual's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2001. In October 1999, Phoenix Mutual's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000.

Emprendimiento Compartido, S.A. ("EMCO")

At January 1, 1999, PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest in this Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased 13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five-year covenant not-to-compete.

In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings' ownership interest from 35% to 100% of the then outstanding stock.

On November 12, 1999, PM Holdings sold 11.5 million shares (a 50% interest) of EMCO common stock for $40.0 million, generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest-bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million, which is being amortized over five years, and goodwill of $12.0 million, which is being amortized over ten years.

PFG Holdings, Inc.

On October 29, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix Life, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock, which is convertible into a 67% interest in common stock for $5 million in cash. In addition, Phoenix Life has an option to purchase all the outstanding common stock during the sixth year subsequent to the acquisition at a value equal to 80% of the appraised value of the common stock at that time. As of December 31, 2001, this option had not been executed. Since Phoenix Life holds voting control, the entity has been consolidated and a minority interest has been established for outside stockholders' interests. The transaction resulted in goodwill of $3.8 million, which is being amortized on a straight-line basis over forty years.

AGL Life Assurance Company, an operating subsidiary of PFG Holdings, must maintain at least $10.0 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing of $11.0 million at the purchase date to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

PM Holdings provided additional financing to PFG Holdings in 2001 in the form of a convertible subordinated note. The interest rate on the note is 8%, and the note will mature on November 1, 2006. The note allows for up to $8 million in financing and is convertible into common stock at any time at a variable conversion price.

Property and casualty distribution operations

On May 3, 1999, PM Holdings sold its property and casualty distribution business to Hilb, Rogal and Hamilton Company ("HRH") for $48.1 million including $10.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in 5.25% convertible subordinated debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. Phoenix also has contractual rights to designate two nominees for election to HRH's Board of Directors. As of December 31, 2001, two Phoenix designees were serving as HRH directors. The pre-tax gain realized on the sale was $40.1 million.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The convertible debentures mature on May 3, 2014 and are callable by HRH on or after May 3, 2009. The debentures are convertible into 1,406,593 shares of HRH common stock.

The investment in HRH debentures at December 31, 2001 is reported at fair value with unrealized gains or losses included in equity. For the years ended prior to 2001, the investment in HRH was reported at amortized cost. HRH debentures were included in the transfer of securities from held-to-maturity to available-for-sale in 2001 and resulted in a pre-tax unrealized gain of $46.8 million. See note 5 - "Investments."

The investment in HRH common stock is reported on the equity method. The debentures and common stock are classified as investments in unconsolidated affiliates in the Consolidated Balance Sheets. As of December 31, 2001, Phoenix Life owns 6.4% of the outstanding HRH common stock, 14.8% on a diluted basis.

The fair value of Phoenix Life's investments in HRH, based on the closing market price, was $90.6 million and $78.8 million as of December 31, 2000 and 2001, respectively.

Discontinued operations

During 1999, Phoenix Life discontinued its reinsurance operations, real estate management operations and group life & health operations. Disclosures concerning the financial effect of these transactions are contained in note 13-- "Discontinued Operations."

5.       INVESTMENTS

Information pertaining to Phoenix Life's investments, net investment income and realized and unrealized investment gains and losses follows:

Debt and equity securities

The amortized cost and fair value of investments in debt and equity securities as of December 31, 2001 were as follows:

                                                                           GROSS             GROSS
                                                        AMORTIZED       UNREALIZED        UNREALIZED          FAIR
                                                          COST             GAINS            LOSSES           VALUE
                                                       ------------     ------------      ------------     -----------
Debt securities                                                                (IN MILLIONS)
---------------
AVAILABLE-FOR-SALE:
    U.S. government and agency bonds..............         $ 256.0          $  13.3           $ (0.1)         $ 269.2
    State and political subdivision bonds.........           508.6             24.7             (1.7)           531.6
    Foreign government bonds......................           293.7             34.1             (1.1)           326.7
    Corporate securities..........................         4,316.6            145.5           (103.7)         4,358.4
    Mortgage-backed and asset-backed
    securities....................................         4,125.0            107.4            (84.3)         4,148.1
                                                       ------------     ------------      ------------     -----------
        Total available-for-sale securities.......         9,499.9            325.0           (190.9)         9,634.0
     Less: available-for-sale securities of
               discontinued operations............            34.8               --                --            34.8
                                                       ------------     ------------      ------------     -----------
     Total available-for-sale debt securities of
      continuing operations.......................       $ 9,465.1          $ 325.0         $ (190.9)       $ 9,599.2
                                                       ============     ============      ============     ===========

Equity securities.................................         $ 275.7          $  52.4          $ (40.6)         $ 287.5
-----------------
      Less: equity securities of discontinued
                operations........................             1.5               --                --             1.5
                                                       ------------     ------------      ------------    ------------
         Total equity securities of continuing
          operations..............................         $ 274.2          $  52.4          $ (40.6)         $ 286.0
                                                       ============     ============      ============     ===========

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in debt and equity securities as of December 31, 2000 were as follows:


                                                                          GROSS            GROSS
                                                         AMORTIZED      UNREALIZED        UNREALIZED
                                                            COST          GAINS            LOSSES       FAIR VALUE
                                                         -----------    -----------      -----------    -----------
Debt securities                                                                (IN MILLIONS)
---------------
HELD-TO-MATURITY:
    State and political subdivision bonds............      $    30.6      $      .3         $   (.9)     $     30.0
    Foreign government bonds.........................            2.4             --             (.7)            1.7
    Corporate securities.............................        1,781.2           48.0           (39.0)        1,790.2
    Mortgage-backed and asset-backed securities......          295.4           15.4            (3.8)          307.0
                                                         -----------    -----------      -----------    -----------
         Total held-to-maturity securities...........        2,109.6           63.7           (44.4)        2,128.9
                                                         -----------    -----------      -----------    -----------
AVAILABLE-FOR-SALE:
    U.S. government and agency bonds.................          262.5           13.8             (.3)          276.0
    State and political subdivision bonds............          459.9           16.9            (1.9)          474.9
    Foreign government bonds.........................          246.0           26.7            (5.8)          266.9
    Corporate securities.............................        2,222.1           37.7           (83.1)        2,176.7
    Mortgage-backed and asset-backed securities......        2,830.5           63.5           (25.2)        2,868.8
                                                         -----------    -----------      -----------    -----------
         Total available-for-sale securities.........        6,021.0          158.6          (116.3)        6,063.3
  Less: available-for-sale securities of
     discontinued operations.........................          114.3             --               --          114.3
                                                         -----------    -----------      -----------    -----------
     Total available-for-sale securities of
       continuing operations.........................        5,906.7          158.6          (116.3)        5,949.0
                                                         -----------    -----------      -----------    -----------
     Total debt securities of continuing operations..      $ 8,016.3      $   222.3         $(160.7)     $  8,077.9
                                                         ===========    ===========      ===========    ===========
                                                         ===========    ===========      ===========    ===========
Equity securities....................................      $   297.3      $    77.9         $ (39.7)     $    335.5
-----------------                                        ===========    ===========      ===========    ===========

The sale of debt securities held-to-maturity relate to certain securities, with amortized cost of $3.9 million, $3.9 million and $9.1 million, for the years ended December 31, 1999, 2000 and 2001, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. Net realized (losses) gains were $(0.2) million, $(3.9) million and $1.5 million in 1999, 2000 and 2001, respectively.

The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2001 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life may have the right to put or sell the obligations back to the issuers.

                                                                                   AVAILABLE-FOR-SALE
                                                                              ------------------------------
                                                                                AMORTIZED           FAIR
                                                                                  COST             VALUE
                                                                              -------------     ------------
                                                                                      (IN MILLIONS)
         Due in one year or less........................................         $   121.2        $   121.9
         Due after one year through five years..........................           1,276.7          1,260.0
         Due after five years through ten years.........................           1,772.9          1,820.3
         Due after ten years............................................           2,204.1          2,283.7
         Mortgage-backed and asset-backed securities....................           4,125.0          4,148.1
                                                                              -------------     ------------
              Total.....................................................           9,499.9          9,634.0
         Less: securities of discontinued operations....................              34.8             34.8
                                                                              -------------     ------------
              Total securities of continuing operations.................         $ 9,465.1        $ 9,599.2
                                                                              =============     ============

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                      DECEMBER 31,

                                                                              ------------------------------
                                                                                  2000             2001
                                                                              -------------     ------------
                                                                                      (IN MILLIONS)
         Planned amortization class.........................................     $   117.4        $   133.9
         Asset-backed.......................................................       1,082.3          1,607.9
         Mezzanine..........................................................         166.5            359.1
         Commercial.........................................................         796.5            633.6
         Sequential pay.....................................................         937.7          1,268.7
         Pass through.......................................................          59.3             75.5
         Other..............................................................           4.5             69.4
                                                                              -------------     ------------
         Total mortgage-backed and asset-backed securities                       $ 3,164.2        $ 4,148.1
                                                                              =============     ============

Mortgage loans and real estate

Phoenix Life's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                                 MORTGAGE LOANS               REAL ESTATE
                                                                  DECEMBER 31,                DECEMBER 31,
                                                            -------------------------    -----------------------
                                                               2000          2001           2000          2001
                                                            -----------    ----------    ----------   ----------
                    Property type:                                             (IN MILLIONS)
                    Office buildings..................         $ 171.3       $ 155.4        $ 34.4       $ 25.2
                    Retail............................           183.5         170.4           6.9          7.5
                    Apartment buildings...............           180.7         171.0          45.9         50.4
                    Industrial buildings..............            64.8          52.0            --           --
                    Other.............................             2.2           2.0            --           --
                    Valuation allowances..............            (9.1)        (15.0)         (9.3)          --
                                                            -----------    ----------    ----------   ----------
                         Total........................         $ 593.4       $ 535.8        $ 77.9       $ 83.1
                                                            ===========    ==========    ==========   ==========
                    Geographic region:                                         (IN MILLIONS)
                    Northeast.........................         $ 124.5       $ 116.5        $ 49.8       $ 54.4
                    Southeast.........................           147.6         130.5            --           --
                    North central.....................           147.4         134.8            .5           .4
                    South central.....................           103.7         101.7          22.3         13.0
                    West..............................            79.3          67.3          14.6         15.3
                    Valuation allowances..............            (9.1)        (15.0)         (9.3)          --
                                                            -----------    ----------    ----------   ----------
                         Total........................         $ 593.4       $ 535.8        $ 77.9       $ 83.1
                                                            ===========    ==========    ==========   ==========

At December 31, 2001, scheduled mortgage loan maturities were as follows: 2002 -- $51.4 million; 2003 -- $82.0 million; 2004 -- $34.7 million; 2005 -- $32.3 million; 2006 -- $94.7 million, and $240.7 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix Life did not refinance any of its mortgage loans during 2000 and 2001.

The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 2000 and 2001 is $11.4 million and $5.6 million, respectively. There are valuation allowances of $9.1 million and $15.0 million, respectively, on these mortgages.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Investment valuation allowances

Investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto, were as follows:

                                             BALANCE AT                                              BALANCE AT
                                             JANUARY 1,         ADDITIONS        DEDUCTIONS         DECEMBER 31,
                                          ----------------     ------------    --------------     -----------------
               2001:                                                   (IN MILLIONS)
               Mortgage loans.............          $ 9.1            $ 6.1            $  (.2)              $ 15.0
               Real estate................            9.3               --              (9.3)                  --
                                               -----------         --------        ----------            ---------
                    Total.................          $18.4            $ 6.1            $ (9.5)              $ 15.0
                                               ===========         ========        ==========            =========
               2000:
               Mortgage loans.............          $14.3            $ 1.8            $ (7.0)              $  9.1
               Real estate................            3.2              6.1                --                  9.3
                                               -----------         --------        ----------            ---------
                    Total.................          $17.5            $ 7.9            $ (7.0)              $ 18.4
                                               ===========         ========        ==========            =========
               1999:
               Mortgage loans.............          $30.6            $ 9.7            $(26.0)              $ 14.3
               Real estate................            6.4               .2              (3.4)                 3.2
                                               -----------         --------        ----------            ---------
                    Total.................          $37.0            $ 9.9            $(29.4)              $ 17.5
                                               ===========         ========        ==========            =========

Non-income producing mortgage loans and debt securities

The net carrying value of non-income producing mortgage loans was $6.0 million at December 31, 2000; there were no non-income producing mortgage loans during 2001. The amount of interest foregone by non-income producing mortgage loans was $0.5 million for the year ended December 31, 2000. There were no non-income producing debt securities at December 31, 2000 and 2001.

Venture capital partnerships

Phoenix Life invests as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds, as well as direct equity investments in leveraged buyouts and corporate acquisitions. As of December 31, 2001, total unfunded capital commitments were $166.8 million.

Phoenix Life records its equity in the earnings of these partnerships in net investment income.

In the first quarter of 2001, Phoenix Life recorded a charge of $48.8 million (net of income taxes of $26.3 million) representing the cumulative effect of this accounting change on the fourth quarter of 2000. The cumulative effect was based on the actual fourth quarter 2000 financial results as reported by the partnerships.

In the first quarter of 2001, Phoenix Life removed the lag in reporting by estimating the change in Phoenix Life's share of the net equity in earnings of the venture capital partnerships for the period from December 31, 2000, the date of the most recent financial information provided by the partnerships, to Phoenix Life's then current reporting date of March 31, 2001. To estimate the net equity in earnings of the venture capital partnerships for each quarter, Phoenix Life developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, Phoenix Life used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, Phoenix Life applied a public industry sector index to roll the value forward each quarter. Phoenix Life applies this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). In addition, Phoenix Life will annually revise the valuations it has assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships. Phoenix Life's venture capital earnings remain subject to variability.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The components of net investment income related to venture capital partnerships for the year ended December 31, were as follows:

                                                                              1999          2000            2001
                                                                           ----------    -----------    ------------
                                                                                        (IN MILLIONS)
    Operating losses..................................................        $ (8.9)        $ (7.7)         $ (6.4)
    Realized gains on cash and stock distributions....................          84.7          223.3            17.8
    Net unrealized gains (losses) on investments held in the                    64.1           61.7           (95.9)
       partnerships...................................................     ----------      ---------       ---------
    Total venture capital partnership net investment income (loss)....        $139.9         $277.3          $(84.5)
                                                                           ==========      =========       =========

Other invested assets

Other invested assets were as follows:

                                                                              DECEMBER 31,
                                                                        -------------------------
                                                                           2000          2001
                                                                        -----------    ----------
                                                                             (IN MILLIONS)
            Transportation and equipment leases......................       $ 83.2        $ 85.0
            Affordable housing partnerships..........................         29.1          28.2
            Investment in other affiliates...........................          7.5           9.6
            Seed money in separate accounts..........................         41.2          54.6
            Mezzanine partnerships...................................         30.4          37.1
            Derivatives..............................................           --          10.9
            Other partnership interests..............................         44.3          55.8
                                                                        -----------    ----------
              Total other invested assets............................       $235.7        $281.2
                                                                        ===========    ==========

Separate account assets and investment trusts

Separate account assets and investment trusts assets as of December 31, were as follows:

                                                                       2000                2001
                                                                  ---------------     ---------------
                                                                            (IN MILLIONS)
          Separate accounts .....................................      $ 5,376.6           $ 5,025.2
                                                                  ---------------     ---------------
          Investment trusts:
              Phoenix CDO I .....................................             --               160.1
              Phoenix CDO II ....................................             --               384.7
                                                                  ---------------     ---------------
                   Total investment trusts ......................             --               544.8
                                                                  ---------------     ---------------
          Total separate account assets and investment trusts....      $ 5,376.6           $ 5,570.0
                                                                  ===============     ===============


In 2001, Phoenix Life determined that the investment trusts did not have a substantive amount of outside equity and, as a result, concluded consolidation was required.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Net investment income

The components of net investment income (loss) for the year ended December 31, were as follows:

                                                                             1999           2000           2001
                                                                           ----------    -----------    -----------
                                                                                        (IN MILLIONS)
         Debt securities.............................................      $   637.4       $  622.2        $ 680.4
         Equity securities...........................................            7.9           13.3            4.4
         Mortgage loans..............................................           66.3           54.6           45.0
         Policy loans................................................          149.0          157.4          168.6
         Real estate.................................................            9.7            9.2           16.1
         Venture capital partnerships................................          139.9          277.3          (84.5)
         Other invested assets.......................................             .7            3.4            7.1
         Cash, cash equivalents and short-term investments...........           22.6           27.5           13.7
                                                                           ----------    -----------    -----------
              Sub-total..............................................        1,033.5        1,164.9          850.8
         Less: investment expenses...................................           13.0           14.3           14.1
                                                                           ----------    -----------    -----------
         Net investment income.......................................        1,020.5        1,150.6          836.7
         Less: net investment income of discontinued operations                 67.4           21.0            6.5
                                                                           ----------    -----------    -----------
              Total net investment income of continuing operations         $   953.1       $1,129.6        $ 830.2
                                                                           ==========    ===========    ===========


Investment income of $4.0 million was not accrued on certain delinquent mortgage loans and defaulted debt securities at December 31, 2001. Phoenix Life does not accrue interest income on impaired mortgage loans and impaired debt securities when the likelihood of collection is doubtful. See note 3--"Summary of Significant Accounting Policies--Valuation of investments" for further information on mortgage loan and debt security impairment.

The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $34.9 million and $31.1 million at December 31, 2000 and 2001, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4.1 million, $3.9 million and $3.6 million in 1999, 2000 and 2001, respectively. Actual interest income on these loans included in net investment income was $3.5 million, $3.1 million and $2.4 million in 1999, 2000 and 2001, respectively.

Investment gains and losses

Net unrealized investment (losses) gains on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                1999          2000          2001
                                                             -----------   -----------   -----------
                                                                          (IN MILLIONS)
         Debt securities................................       $ (428.5)     $  213.8        $ 91.3
         Equity securities..............................           63.2        (105.7)        (26.4)
         DAC............................................          260.3        (117.2)        (62.2)
         Deferred income tax (benefits) expense.........          (36.7)         (3.2)           .9
                                                             -----------   -----------   -----------
         Net unrealized investment (losses) gain on
              securities available-for-sale.............       $  (68.3)     $   (5.9)       $  1.8
                                                             ===========   ===========   ===========

The amortized cost of debt securities transferred from held-to-maturity to available-for-sale in 2001 was $2,333.8 million, which resulted in an unrealized gain of $83.9 million, after-tax.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Net realized investment (losses) gains for the year ended December 31, were as follows:

                                                                                      1999          2000          2001
                                                                                   ----------    -----------   -----------
                                                                                               (IN MILLIONS)
         Debt securities......................................................       $(20.4)       $(54.2)         $(50.9)
         Equity securities....................................................         16.6         146.8            (8.8)
         Mortgage loans.......................................................         18.5           3.0             1.0
         Real estate..........................................................          2.9          (4.3)           (2.5)
         Sale of subsidiary (Note 9)..........................................         40.1           (.8)          222.6
         Other invested assets................................................         18.5          (1.1)          (11.3)
                                                                                   ----------    -----------   -----------
         Net realized investment gains........................................         76.2          89.4           150.1
         Less: net realized investment gains from discontinued operations.....           .4            .2              --
                                                                                   ----------    -----------   -----------
         Net realized investment gains from continuing operations.............       $ 75.8        $ 89.2          $150.1
                                                                                   ==========    ===========   ===========

The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:


                                                                1999          2000          2001
                                                             -----------   -----------   ------------
                                                                          (IN MILLIONS)
         Proceeds from disposals.......................       $ 1,106.9        $898.5      $1,289.8
         Gross realized gains on sales.................       $    21.8        $  8.7      $   38.1
         Gross realized losses on sales................       $    39.1        $ 53.2      $   27.6

6.       GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill and other intangible assets were as follows:


                                                                        DECEMBER 31,
                                                                 --------------------------
                                                                     2000          2001
                                                                 -------------   ----------
                                                                        (IN MILLIONS)
         PXP gross amounts:
           Goodwill.........................................         $  425.7          --
           Investment management contracts..................            244.0          --
           Non-compete covenant.............................              5.0          --
           Other............................................              4.5          --
                                                                 -------------   ----------
         Totals ............................................            679.2          --
                                                                 -------------   ----------
         Other gross amounts:
           Goodwill.........................................             11.9      $  4.8
           Intangible asset related to pension plan benefits              8.3        18.8
           Other............................................              1.0         1.0
                                                                 -------------   ----------
         Totals ............................................             21.2        24.6
                                                                 -------------   ----------
         Total gross goodwill and other intangible assets               700.4        24.6
                                                                 -------------   ----------
         Accumulated amortization -PXP......................           (112.4)
         Accumulated amortization -other....................             (5.4)       (2.0)
                                                                 -------------   ----------
             Total goodwill and other intangible assets, net          $ 582.6      $ 22.6
                                                                 =============   ==========


As of June 26, 2001, PXP's net goodwill and intangible assets are no longer consolidated due to the sale of PXP to Phoenix. See note 9--"Related Party Transactions." In 2000, $1.9 million of goodwill associated with the acquisition of PractiCare, Inc. in 1997 was written off.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.       INVESTMENTS IN UNCONSOLIDATED AFFILIATES

Investments in unconsolidated affiliates were as follows:


                                                                            DECEMBER 31,
                                                                    ---------------------------
                                                                        2000           2001
                                                                    -----------    ------------
                                                                            (IN MILLIONS)
         EMCO investment.......................................        $  28.1         $  28.0
         Aberdeen common stock.................................           58.7           103.9
         Aberdeen 7% convertible subordinated notes............           37.5           101.2
         HRH common stock......................................           16.9            18.7
         HRH 5.25% convertible subordinated notes..............           32.0            78.8
                                                                    -----------    ------------
              Total investments in unconsolidated affiliates...        $ 173.2         $ 330.6
                                                                    ===========    ============

The reclassification of Aberdeen and HRH convertible subordinated notes from held-to-maturity to available-for-sale in 2001 resulted in an unrealized gain of $71.9 million, after-tax.

The components of equity in earnings of and interest earned from investments in unconsolidated affiliates for the year ended December 31, were as follows:


                                                                           1999        2000        2001
                                                                         ---------    --------    --------
                                                                                  (IN MILLIONS)
         EMCO investment.........................................           $ 1.1      $ (0.8)      $(0.1)
         Aberdeen common stock...................................             2.9         7.0         5.8
         Aberdeen 7% convertible subordinated notes..............             2.6         2.6         2.6
         HRH common stock........................................              .7         1.2         2.5
         HRH 5.25% convertible subordinated notes................             1.1         1.7         1.7
                                                                         ---------    --------    --------
           Total equity in earnings of and interest earned from
            investments in unconsolidated affiliates before
            income taxes.........................................             8.4        11.7        12.5
         Income tax expense......................................             2.9         4.1         4.4
                                                                         ---------    --------    --------
           Total equity in earnings of and interest earned from
            investments in unconsolidated affiliates.............           $ 5.5      $  7.6       $ 8.1
                                                                         =========    ========    ========

8.       DERIVATIVE INSTRUMENTS

Derivative instruments as of December 31, are summarized below:


                                                          2000                    2001
                                                  ---------------------   ---------------------
                                                             (DOLLARS IN MILLIONS)

         ASSET HEDGES
         ------------
         Foreign currency swaps:
           Notional amount..................            $  24.3                  $  16.4
           Weighted average received rate                 12.11%                   11.91%
           Weighted average paid rate.......              10.61%                   10.68%
           Fair value.......................            $   2.0                  $   2.9

         Interest rate swaps:
           Notional amount..................            $  43.0                  $  80.0
           Weighted average received rate                  7.51%                    6.22%
           Weighted average paid rate.......               6.78%                    2.08%
           Fair value.......................            $   1.9                  $   2.6

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         LIABILITY HEDGES
         ----------------

         Interest rate floors:
           Notional amount..................           $ 110.0                  $ 110.0
           Weighted average strike rate                  4.79%                    4.79%
           Index rate(1)....................            2-5 Yr.                 2-5 Yr.
                                                       CMT/CMS                  CMT/CMS
           Fair value.......................           $  (.1)                   $   .4

         Interest rate swaps:
           Notional amount..................           $ 410.0                  $ 360.0
           Weighted average received rate                6.66%                    4.84%
           Weighted average paid rate.......             6.50%                    4.59%
           Fair value.......................           $   6.1                  $   4.6

         Interest rate caps:
           Notional amount..................           $  50.0                  $  50.0
           Weighted average strike rate                  7.95%                    7.95%
           Index rate(1)....................        10 Yr. CMT               10 Yr. CMT
           Fair value.......................           $    --                  $    .4

----------

(1) Constant maturity treasury yields (CMT) and constant maturity swap yields
(CMS).

The increase in net investment income related to contractual cash flows on interest rate swap contracts was $1.0 million, $1.4 million and $2.0 million for the years ended December 31, 1999, 2000 and 2001, respectively. The decrease in net investment income related to contractual cash flows on interest rate floor, interest rate cap and swaption contracts was $2.3 million, $2.3 million and $0.1 million for the years ended December 31, 1999, 2000 and 2001, respectively. The estimated fair value of these instruments represent what Phoenix Life would have to pay or receive if the contracts were terminated.

Phoenix Life is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of Phoenix Life does not expect counterparties will fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date. Management of Phoenix Life considers the likelihood of any material loss on these instruments to be remote.

9.       RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001. Amounts payable to the affiliated investment advisors were $546 thousand, as of December 31, 2001. Variable product separate account fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. For the year ended December 31, 2001, the average blended interest rate was approximately 5%. The loan agreement requires no principal repayment prior to maturity.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to Phoenix. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001. Amounts payable to PEPCO were $4.7 million, as of December 31, 2001.

Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

10.      LONG-TERM DEBT


                                                                                       DECEMBER 31,

                                                                                   ---------------------
                                                                                    2000         2001

                                                                                   --------    ---------
                                                                                      (IN MILLIONS)
         Bank borrowings, blended rate 6.9% due in varying amounts to 2004           $230.0     $    --
         Subordinated debentures, 6.0% due 2015..................................      20.1          --
         Surplus notes, 6.95%, due 2006 .........................................     175.0       175.0
                                                                                   --------    ---------
              Total long-term debt...............................................    $425.1     $ 175.0
                                                                                   ========    =========

As of June 26, 2001, PXP's long term debt is no longer consolidated due to the sale of PXP to Phoenix. See note 9 - "Related Party Transactions". Phoenix Life maintained two separate $100 million revolving credit facilities as of June 2001, which were terminated in light of the new master credit facility described below.

In June 2001, Phoenix, Phoenix Life and PXP entered into a $375 million revolving credit facility which matures on June 10, 2005 and terminated Phoenix Life's and PXP's prior credit facilities. Bank of Montreal is the administrative agent for this credit facility. Each company has direct borrowing rights under this credit facility. Phoenix unconditionally guarantees loans to Phoenix Life and PXP. Base rate loans bear interest at the greater of the Bank of Montreal's prime commercial rate or the effective federal funds rate plus 0.5%. Eurodollar rate loans bear interest at LIBOR plus an applicable margin. The credit agreement includes customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum stockholders' equity and a maximum debt to capitalization ratio; that Phoenix Life maintain a minimum RBC ratio; and that PXP maintain a maximum debt to capitalization ratio and a minimum stockholders' equity. As of December 31, 2001, Phoenix Life had $249.9 million available, with no credit outstanding for this credit facility.

In November 1996, Phoenix Life issued $175.0 million principal amount of 6.95% surplus notes due December 1, 2006. Each payment of interest on principal of the notes requires the prior approval of the Superintendent of Insurance of the State of New York (the "Superintendent"), and may be made only out of surplus funds which the Superintendent determines to be available for such payment under the New York Insurance Law. The notes contain neither financial covenants nor early redemption provisions, and are to rank pari passu with any subsequently issued surplus, capital or contribution notes or similar obligations of Phoenix Life. Section 1307 of the New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life and are not a basis of any set-off against the company. As of December 31, 2001, Phoenix Life had $175.0 million in surplus notes outstanding.

Interest expense was $34.0 million, $32.7 million and $20.0 million for the years ended December 31, 1999, 2000 and 2001, respectively.

At December 31, 2001, aggregate maturities of long-term debt based on required principal payments are $175.0 million in 2006.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.      INCOME TAXES

A summary of income tax expenses (benefits) applicable to income before income taxes, minority interest, and equity in earnings of and interest earned from investments in unconsolidated affiliates, for the year ended December 31, was as follows:


                                        1999        2000         2001
                                      ---------    --------    ----------
                                                (IN MILLIONS)

         Income taxes:
             Current .............    $  114.0      $123.2       $ (43.3)
             Deferred.............       (15.0)      (67.0)         23.5
                                      ---------    --------    ----------
         Total ...................    $   99.0      $ 56.2       $ (19.8)
                                      =========    ========    ==========

The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the years ended December 31, were as follows:


                                                1999                      2000                      2001
                                        ----------------------   -----------------------   ------------------------
                                          AMOUNT         %         AMOUNT          %         AMOUNT          %
                                        -----------   --------   ------------   --------   ------------   ---------
                                                                  (DOLLARS IN MILLIONS)

         Income tax expense at
           statutory rate........        $  93.1        35%        $  55.1         35%         $ 14.8          35%
         Dividend received
           deduction and tax-
           exempt interest.......           (3.0)       (1)%          (6.7)        (4)%          (7.2)       (17)%
         Other, net..............           (2.7)       (1)%          (2.5)        (2)%          (6.4)       (15)%
                                        -----------   --------   ------------   --------   ------------   ---------
                                            87.4        33%           45.9         29%            1.2           3%
         Differential earnings
           (equity tax)..........           11.6         4%           10.3          7%          (21.0)       (50)%
                                        -----------   --------   ------------   --------   ------------   ---------
         Income taxes............        $  99.0        37%        $  56.2         36%         $(19.8)       (47)%
                                        ===========   ========   ============   ========   ============   =========

The net deferred income tax liability (asset) represents the income tax effects of temporary differences attributable to the consolidated income tax return group. The components were as follows:


                                                                         DECEMBER 31,
                                                                 -------------------------
                                                                    2000          2001
                                                                 -----------    ----------
                                                                        (IN MILLIONS)
         DAC.................................................       $ 217.9      $  234.1
         Unearned premium/deferred revenue...................        (139.0)       (133.6)
         Impairment reserves.................................         (16.8)        (31.3)
         Pension and other post-retirement benefits.......... .       (65.1)        (69.2)
         Investments.........................................         177.0         101.8
         Future policyholder benefits........................        (186.4)       (204.1)
         Investment management contracts.....................          37.5            --
         Deferred intercompany gain..........................            --          76.4
         Other...............................................         (29.2)        (43.8)
                                                                 -----------    ----------
                                                                       (4.1)        (69.7)
         Net unrealized investment gains.....................          11.9          50.2
         Minimum pension liability...........................          (3.3)         (7.7)
         Equity in earnings of unconsolidated affiliates                4.9           4.3
                                                                 -----------    ----------
         Deferred income tax liability (asset), net..........       $   9.4      $  (22.9)
                                                                 ===========    ==========

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Gross deferred income tax assets totaled $439.8 million and $489.7 million at December 31, 2000 and 2001, respectively. Gross deferred income tax liabilities totaled $466.8 million and $449.2 million at December 31, 2000 and 2001, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2000 and 2001 will be realized.

12.      COMPREHENSIVE INCOME

The components of, and related income tax effects for, other comprehensive income for the years ended December 31, were as follows:


                                                           1999            2000           2001
                                                       ------------    ------------   ------------
                                                                      (IN MILLIONS)

         Unrealized (losses) gains on securities
           available-for-sale:
           Before-tax amount.......................      $ (102.8)          $ 81.5        $ (1.4)
           Income tax (benefit) expense............         (36.0)            28.5           (.5)
                                                       ------------    ------------   ------------
                Totals.............................         (66.8)            53.0           (.9)
                                                       ------------    ------------   ------------
         Reclassification adjustment for net gains
           realized in net income:
           Before-tax amount.......................          (2.2)           (90.6)        (15.4)
           Income tax benefit......................           (.7)           (31.7)         (5.4)
                                                       ------------    ------------   ------------
                Totals.............................          (1.5)           (58.9)        (10.0)
                                                       ------------    ------------   ------------
         Net unrealized losses on securities
           available-for-sale:
           Before-tax amount.......................        (105.0)            (9.1)        (16.8)
            Income tax benefit.....................         (36.7)            (3.2)         (5.9)
                                                       ------------    ------------   ------------
                Totals.............................      $  (68.3)          $ (5.9)       $(10.9)
                                                       ============    ============   ============
         Minimum pension liability adjustment:
           Before-tax amount.......................      $   (2.3)          $  2.4        $(12.8)
           Income tax (benefit) expense............           (.8)              .8          (4.5)
                                                       ------------    ------------   ------------
                Totals.............................      $   (1.5)          $  1.6        $ (8.3)
                                                       ============    ============   ============

         Unrealized gain on security transfer
           from held-to-maturity to
           available-for-sale:
           Before-tax amount.......................      $      --          $   --        $129.1
           Income tax benefit......................             --              --          45.2
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $ 83.9
                                                       ============    ============   ============
         Unrealized gains on derivatives:
           Before-tax amount.......................      $      --          $   --        $  6.0
           Income tax expense......................             --              --           2.1
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $  3.9
                                                       ============    ============   ============
         Equity adjustment for policyholder
           dividend obligation:
           Before-tax amount.......................      $      --          $   --        $(13.5)
           Income tax benefit......................             --              --          (4.7)
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $ (8.8)
                                                       ============    ============   ============
         Cumulative effect of accounting change
           for derivatives:

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            Before-tax amount......................      $      --          $   --        $  1.7
            Income tax expense.....................             --              --            .6
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $  1.1
                                                       ============    ============   ============

The following table summarizes accumulated other comprehensive income for the years ended December 31:

                                                             1999           2000        2001
                                                          ----------    -----------   ----------
                                                                       (IN MILLIONS)

         Net unrealized gains (losses) on securities
            available-for-sale:
           Balance, beginning of year..................     $ 100.5         $ 32.2      $  26.3
           Change during period........................       (68.3)          (5.9)       (10.9)
                                                          ----------    -----------   ----------
           Balance, end of year........................        32.2           26.3         15.4
                                                          ----------    -----------   ----------
         Minimum pension liability adjustment:
           Balance, beginning of year..................        (6.2)          (7.7)        (6.1)
           Change during period........................        (1.5)           1.6         (8.3)
                                                          ----------    -----------   ----------
           Balance, end of year........................        (7.7)          (6.1)       (14.4)
                                                          ----------    -----------   ----------

         Net unrealized gain on security transfer
           from held-to-maturity to available-for-sale:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --         83.9
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --         83.9

                                                          ----------    -----------   ----------
         Unrealized gains on derivatives:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --          3.9
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --          3.9
                                                          ----------    -----------   ----------
         Equity adjustment for policyholder
           dividend obligation:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --         (8.8)
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --         (8.8)
                                                          ----------    -----------   ----------
         Cumulative effect of accounting change
           for derivatives:
           Balance, beginning of year..................          --             --           --

           Change during period........................          --             --          1.1
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --          1.1
                                                          ----------    -----------   ----------
         Accumulated other comprehensive income:
           Balance, beginning of year..................        94.3           24.5         20.2
           Change during period........................       (69.8)          (4.3)        60.9
                                                          ----------    -----------   ----------
           Balance, end of year........................     $  24.5         $ 20.2      $  81.1
                                                          ==========    ===========   ==========

13.      DISCONTINUED OPERATIONS

During 1999, Phoenix Life discontinued its reinsurance, real estate management and group life and health operations. The discontinuation of these operations resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the summary section below.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Reinsurance Operations

In 1999, Phoenix Life exited its reinsurance operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance operations consisted primarily of individual life reinsurance as well as group accident and health reinsurance business. Accordingly, Phoenix Life estimated sales proceeds, net premiums, net claims payments and expenses of winding-down the business. As a result, in 1999 Phoenix Life recognized a $173.1 million pre-tax loss on the disposal of reinsurance operations. The significant components of the loss on the disposal of reinsurance operations were as follows:

On August 1, 1999, Phoenix Life sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reassurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction (assumption reinsurance), resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million. During the third quarter of 2000, Phoenix Life recorded a pre-tax charge of $6 million to reflect an adjustment to estimated individual life reinsurance reserves in accordance with the sales agreement.

During 1999, Phoenix Life placed the retained group accident and health reinsurance business into run-off. Phoenix Life adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix Life remained liable for claims under those contracts.

In 1999, Phoenix Life reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix Life increased reserve estimates on the run-off block by $180 million (pre-tax). In addition, as part of the exit strategy, Phoenix Life purchased aggregate excess of loss reinsurance to further protect Phoenix Life from unfavorable results from this discontinued business. This reinsurance is subject to an aggregate retention of $100 million on the discontinued business. Phoenix Life may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix Life incurred an initial expense of $130 million on the acquisition of this reinsurance.

During 2000, Phoenix Life updated its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life increased reserve estimates on the run-off block by $97 million (pre-tax). Phoenix Life determined that the increase to reserves was needed based on revised actuarial assumptions to reflect current and expected deteriorating trends in claim experience and higher than anticipated expenses.

During 2001, Phoenix Life reviewed its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life did not recognize any additional reserve provisions.

The additional reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix Life expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. ("Unicover"). Unicover organized and managed a group, or pool, of insurance companies ("Unicover pool") and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix Life was a member of the Unicover pool. Phoenix Life terminated its participation in the Unicover pool effective March 1, 1999.

Phoenix Life is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix Life is involved in

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

several proceedings in which the pool members assert that they can deny coverage to certain insurers which claim that they purchased reinsurance coverage from the pool.

Further, Phoenix Life was, along with Sun Life Assurance of Canada ("Sun Life") and Cologne Life Reinsurance Company ("Cologne Life"), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix Life joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix Life, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000 (see discussion below).

In its capacity as a retrocessionaire of the Unicover business, Phoenix Life had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix Life is involved in separate arbitration proceedings with three of its own retrocessionaires which are seeking on various grounds to avoid paying any amounts to Phoenix Life. Most of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix Life's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix Life could have additional material losses if one or more of its retrocesssionaires successfully avoids its obligations.

During 2000, Phoenix Life reached settlements with several of the companies involved in Unicover. On January 13, 2000, Phoenix Life and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group ("EBI/Orion"), by which all pool members were released from their obligations as reinsurers of EBI/Orion. On January 21, 2000, Phoenix Life settled with Reliance Insurance Company ("Reliance") and its parent Reliance Group Holdings, Inc. and was released from its obligations as a reinsurer of the so-called Reliance facility. On March 27, 2000, Phoenix Life settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing Phoenix Life from its obligations as a reinsurer of the so-called Lincoln facility. On May 28, 2000, Phoenix Life reached an agreement with one of its retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions established by Phoenix Life in 1999. There was no effect on net income resulting from these settlements for the year ended December 31, 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix Life participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix Life believes that similar discussions will follow for the remaining years. Although Phoenix Life is vigorously defending its contractual rights, Phoenix Life is actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix Life's consolidated financial position.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The other component of the loss on the disposal of reinsurance discontinued operations in 1999 was as follows:

On June 30, 1999, PM Holdings sold Financial Administrative Services, Inc. ("FAS"), its third party administration subsidiary affiliated with individual life reinsurance, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in a pre-tax gain of $3.8 million.

In addition to the $9.0 million sale price, Phoenix Life will receive additional proceeds contingent on certain revenue targets. Phoenix Life recorded a note receivable for $4.0 million which, under the terms of the agreement, CYBERTEK will repay in six annual installments commencing March 31, 2001 through March 31, 2006. The contingent proceeds will be determined annually but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million. Phoenix received $1.9 million from Computer Sciences Corporation, the successor to CYBERTEK, in 2001.

Real Estate Management Operations

On March 31, 1999, Phoenix Life sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

On May 25, 2000, Phoenix Life sold its investment in 50% of the outstanding common stock of Pinnacle Realty Management Company, Inc., a real estate property management firm, for $6.0 million. This sale represented Phoenix Life's entire interest in Pinnacle Realty Management Company, Inc. and Phoenix Life now has no other real estate management business. The transaction resulted in a pre-tax loss of $0.6 million.

Group Life and Health Operations

On April 1, 2000, Phoenix Life sold its group life and health business to GE Financial Assurance Holdings, Inc. ("GEFA") except for Phoenix Dental Services, Inc. and California Benefits Dental Plan. Specifically, Phoenix Group Holdings and PM Holdings sold 97% of the common stock of Phoenix American Life Insurance Company and 100% of the common stock of Phoenix Group Services, Inc. and Clinical Disability Management, Inc. for $283.9 million. This amount is comprised of $238.9 million in cash and $45.0 million in common stock of GE Life and Annuity Assurance Company, an affiliate of GEFA. The common stock represents a 3.1% interest in GE Life and Annuity Assurance Company. Phoenix Life retains ownership of 3% of the common stock of Phoenix American Life Insurance Company. Phoenix Life has a right to put these shares back to GEFA beginning in 2005 and ending in 2007. These investments are reported as equity securities on the Consolidated Balance Sheets. The pre-tax gain on the sale was $72.1 million and is reported in discontinued operations gain on disposal, net of income taxes.

The sale to GEFA of 100% of the common stock of Phoenix Dental Services, Inc. and California Benefits Dental Plan closed on October 31, 2000. The sales proceeds for these entities were $2.0 million, which resulted in a pre-tax loss of $0.4 million.

Summary

The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheets. Net assets of the discontinued operations totaled $25.5 million and $20.8 million as of December 31, 2000 and 2001, respectively.

The operating results of discontinued operations and the gain or loss on disposal are presented below. There were no operating results for the year ended December 31, 2001 because the operations were discontinued prior to January 1, 2001.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                            YEAR ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                            1999            2000
                                                                         ------------    ------------
         INCOME FROM DISCONTINUED OPERATIONS                                    (IN MILLIONS)
         Revenues:
           Reinsurance Operations.....................................      $     --        $     --
           Group Life and Health Operations...........................         453.8           117.6
           Real Estate Management Operations..........................           1.2              .4
                                                                         ------------    ------------
         Total revenues...............................................      $  455.0        $  118.0
                                                                         ============    ============
         Income from discontinued operations:
           Reinsurance Operations.....................................      $     --        $     --
           Group Life and Health Operations...........................          56.8            14.8
           Real Estate Management Operations..........................          (1.6)            (.3)
                                                                         ------------    ------------
         Income from discontinued operations before income taxes                55.2            14.5
         Income taxes.................................................          19.1             5.1
                                                                         ------------    ------------
         Income from discontinued operations, net of income taxes           $   36.1        $    9.4
                                                                         ============    ============

         LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS (Loss) gain on disposal:

           Reinsurance Operations.....................................      $ (173.1)       $ (103.0)
           Real Estate Management Operations..........................           5.9             (.6)
           Group Life and Health Operations...........................            --            71.7
                                                                         ------------    -------------
         Loss on disposal of discontinued operations before income
            taxes.....................................................        (167.2)          (31.9)
         Income taxes.................................................         (58.2)          (11.0)
                                                                         ------------    -------------
         Loss on disposal of discontinued operations, net of income
            taxes.....................................................      $ (109.0)       $  (20.9)
                                                                         ============    =============

14.      CLOSED BLOCK

On the date of demutualization, Phoenix Life established a closed block for the benefit of holders of certain individual participating life insurance policies and annuities of Phoenix Life for which Phoenix Life had a dividend scale payable in 2000. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 2000, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if such experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 2000 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in force.

Other than the provisions of SOP 00-3, Phoenix Life uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. In particular,

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

deferred policy acquisition costs are amortized in proportion to estimated gross margins and the liability for future benefits and services is calculated using the net level premium method.

SOP 00-3 requires the establishment of a policyholder dividend obligation for earnings that inure to benefit policyholders. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain inforce. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings of the closed block due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, Phoenix Life will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, Phoenix Life will recognize only the actual earnings in income. However, Phoenix Life may change policyholder dividend scales in the future which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. Investment earnings on these assets less allocated expenses and the amortization of deferred acquisition costs provide an additional source of earnings to our shareholders. In addition, the amortization of deferred acquisition costs requires the use of various assumptions. To the extent that actual experience is more or less favorable than assumed, shareholder earnings will be impacted.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and investment income and realized investment gains and losses of investment assets outside the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of deferred acquisition costs. The amounts shown in the table below for assets and liabilities are those that enter into the determination of amounts to be paid to policyholders.

As specified in the plan of reorganization, the allocation of assets for the closed block was made as of December 31, 1999. Consequently, cumulative earnings on the closed block assets and liabilities for the period January 1, 2000 to December 31, 2001 in excess of expected cumulative earnings do not inure to stockholders and have been used to establish a policyholder dividend obligation as of December 31, 2001. The initial policyholder dividend obligation of $115.5 million consists of $45.2 million of earnings for the period January 1, 2000 to June 30, 2001 and unrealized gains on assets in the closed block as of June 30, 2001 of $70.3 million. The increase in the policyholder dividend obligation of $51.7 million pre-tax, consists of $13.2 million of pre-tax earnings for the period July 1, 2001 to December 31, 2001 and the change in unrealized gains on assets in the closed block for the period July 1, 2001 to December 31, 2001 of $38.5 million, pre-tax. The following sets forth certain summarized financial information relating to the closed block as of the dates indicated:

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                                     JUNE 30,        DECEMBER 31,
                                                                                       2001              2001
                                                                                   --------------  -----------------
                                                                                            (IN MILLIONS)
           Closed block liabilities:
           -------------------------
              Policy liabilities and accruals and policyholder deposit funds.....      $ 8,937.8          $ 9,150.2
              Policyholder dividends payable.....................................          364.2              357.3
              Policyholder dividend obligation...................................          115.5              167.2
              Other closed block liabilities.....................................           56.1               57.0
                                                                                   --------------  -----------------
                    Total closed block liabilities...............................        9,473.6            9,731.7
                                                                                   --------------  -----------------
           Closed block assets:
           --------------------
              Held-to-maturity debt securities at amortized cost.................        1,594.5                 --
              Available-for-sale debt securities at fair value...................        3,922.7            5,734.2
              Mortgage loans.....................................................          390.6              386.5
              Policy loans.......................................................        1,412.5            1,407.1
              Deferred income taxes..............................................          384.8              392.6
              Investment income due and accrued..................................          125.1              125.3
              Net due and deferred premiums......................................           39.4               41.1
              Cash and cash equivalents..........................................          186.1              239.7
              Other closed block assets..........................................            2.6               14.8
                                                                                   --------------  -----------------
                    Total closed block assets....................................        8,058.3            8,341.3
                                                                                   --------------  -----------------
           Excess of reported closed block liabilities over closed block assets        $ 1,415.3          $ 1,390.4
                                                                                   ==============  =================


           Maximum future earnings to be recognized from closed block assets
              and liabilities....................................................      $ 1,415.3          $ 1,390.4
                                                                                   ==============  =================
           Change in policyholder dividend obligation:
           -------------------------------------------
              Balance at beginning of period.....................................      $      --          $   115.5
              Change during the period...........................................          115.5               51.7
                                                                                   --------------  -----------------
              Balance at end of period...........................................      $   115.5          $   167.2
                                                                                   ==============  =================

The following sets forth certain summarized financial information relating to the closed block for the six months ended December 31, 2001 (in millions):


         Closed block revenues:
         ----------------------
                Premiums....................................................................         $ 565.7
                Net investment income.......................................................           281.1
                Realized investment losses, net.............................................           (18.4)
                                                                                               --------------
                     Total revenues.........................................................           828.4
                                                                                               --------------
         Closed block benefits and expenses:
         -----------------------------------
                Benefits to policyholders and increase in liabilities ......................           580.0
                Other operating costs and expenses..........................................             6.1
                Change in policyholder dividend obligation..................................            13.2
                Dividends to policyholders..................................................           190.8
                                                                                               --------------
                     Total benefits and expenses............................................           790.1
                                                                                               --------------
                     Contribution from the closed block, before income taxes................            38.3
                      Income tax expense....................................................            13.4
                                                                                               --------------
                     Contributions from closed block, after income taxes....................         $  24.9
                                                                                               ==============

15.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix Life, are stated at depreciated cost. Real estate occupied by Phoenix Life was $83.9 million and $79.1 million at December 31, 2000 and 2001, respectively. Phoenix Life provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

five to forty years. Accumulated depreciation and amortization was $204.0 million and $190.4 million at December 31, 2000 and 2001, respectively.

Rental expenses for operating leases, principally with respect to buildings, amounted to $16.3 million, $14.1 million and $13.4 million in 1999, 2000 and 2001, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $27.0 million as of December 31, 2001, payable as follows: 2002 -- $10.4 million; 2003 -- $7.1 million; 2004 -- $4.7 million; 2005 -- $3.0 million;
2006 -- $1.2 million; and $0.6 million thereafter.

16.      DIRECT BUSINESS WRITTEN AND REINSURANCE

Phoenix Life cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, Phoenix Life remains liable. Failure of the reinsurers to honor their obligations could result in losses to the company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, Phoenix Life evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. For direct issues, the maximum of individual life insurance retained by Phoenix Life on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the in force block of the Confederation Life business acquired on December 31, 1997. In addition, Phoenix entered into two separate reinsurance agreements on October 1, 1998 and July 1, 1999 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. Also, Phoenix reinsures 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. In addition, Phoenix assumes and cedes business related to the group accident and health block in run-off. While Phoenix is not writing any new contracts, Phoenix is contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:




                                                                     1999             2000             2001
                                                                ---------------- ---------------  ---------------
                                                                                 (IN MILLIONS)
      Direct premiums..........................................      $  1,677.5      $  1,399.2      $  1,292.5
      Reinsurance assumed......................................           416.2           202.4            72.9
      Reinsurance ceded........................................          (323.0)         (280.9)         (221.5)
                                                                ---------------- ---------------  ---------------
      Net premiums.............................................         1,770.7         1,320.7         1,143.9
      Less net premiums of discontinued operations.............          (595.0)         (173.3)          (31.2)
                                                                ---------------- ---------------  ---------------
      Net premiums of continuing operations....................      $  1,175.7      $  1,147.4         1,112.7
                                                                ================ ===============  ===============
      Percentage of amount assumed to net premiums.............             24%             15%              6%
                                                                ================ ===============  ===============
      Direct policy and contract claims incurred...............      $    622.3      $    545.0      $    475.2
      Reinsurance assumed......................................           563.8           257.8           116.2
      Reinsurance ceded........................................          (285.4)         (216.2)         (226.1)
                                                                ---------------- ---------------  ---------------
      Net policy and contract claims incurred..................           900.7           586.6           365.3
      Less net incurred claims of discontinued operations......          (661.7)         (234.6)          (13.9)
                                                                ---------------- ---------------  ---------------
      Net policy and contract claims incurred
        of continuing operations...............................      $    239.0      $    352.0      $    351.4
                                                                ================ ===============  ===============

      Direct life insurance in force...........................      $131,052.1      $107,600.7      $111,743.1
      Reinsurance assumed......................................       139,649.9         1,736.4           464.4
      Reinsurance ceded........................................      (207,192.0)      (72,042.4)      (75,787.5)
                                                                ---------------- ---------------  ---------------
      Net insurance in force...................................        63,510.0        37,294.7        36,420.0
      Less insurance in force of discontinued operations.......        (1,619.5)             --            (1.0)

                                                                ---------------- ---------------  ---------------
      Net insurance in force of continuing operations..........      $ 61,890.5      $ 37,294.7      $ 36,419.0
                                                                ================ ===============  ===============
      Percentage of amount assumed to net
        insurance in force.....................................            220%              5%              1%
                                                                ================ ===============  ===============

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Irrevocable letters of credit aggregating $17.5 million at December 31, 2001 have been arranged with United States of America commercial banks in favor of Phoenix to collateralize the ceded reserves. Additional collateral of $73.8 million was in the form of trust agreements for unauthorized reinsurers.

17.      PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 60.0% and 50.4% of the face value of total individual life insurance in force at December 31, 2000 and 2001, respectively. The premiums on participating life insurance policies were 76.8%, 73.1% and 65.3% of total individual life insurance premiums in 1999, 2000, and 2001, respectively.

18.      DEFERRED POLICY ACQUISITION COSTS

The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:


                                                                        1999          2000            2001
                                                                     -----------   ------------    -----------
                                                                                  (IN MILLIONS)
         Balance at beginning of year..............................  $ 1,058.2     $ 1,318.8        $1,019.0
         Acquisition cost deferred.................................      148.2         172.8           206.1
         Amortized to expense during the year......................     (147.9)       (356.0)         (133.0)
         Equity adjustment for policyholder dividend obligation             --            --             3.1
         Adjustment to net unrealized investment gains (losses)
         included in other comprehensive income....................      260.3        (116.6)           28.5
                                                                     -----------   ------------    -----------
         Balance at end of year....................................  $ 1,318.8     $ 1,019.0        $1,123.7
                                                                     ===========   ============    ===========

In conjunction with the December 31, 1997 acquisition of the Confederation Life business, PVFP of $141.2 million is reflected as an element of deferred acquisition costs. The estimated amount to be amortized for the years ending December 31, 2002, 2003, 2004, 2005 and 2006 is $10.3 million, $9.2 million,
$7.9 million, $6.1 million and $4.8 million, respectively. The following is an analysis of PVFP for the years ended December 31:


                                              1999          2000         2001
                                            ----------    ----------   ----------
                                                       (IN MILLIONS)
         Balance at beginning of year.....    $ 136.8       $ 112.7       $ 96.9
         Amortization.....................      (24.1)        (15.8)       (16.3)
                                            ----------    ----------   ----------
         Balance at end of year...........    $ 112.7       $  96.9        $80.6
                                            ==========    ==========   ==========

Interest accrued on the unamortized PVFP balance for the years ended December 31, 1999, 2000 and 2001 was $8.9 million, $7.3 million and $5.8 million, respectively. Interest is accrued at 7.25% on the whole life business and 5.85% on the universal life business.

In the fourth quarter of 2000, Phoenix's Board of Directors approved management's recommendation to reallocate assets supporting Phoenix's participating life policies. This asset reallocation resulted from (1) the execution of Phoenix's wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and (2) a review of assets appropriate for the closed block that would be established if Phoenix reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation impacted the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a $218.2 million charge to earnings ($141.8 million, net of tax).

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

19.      MINORITY INTEREST

Phoenix Life's interests in PFG Holdings are represented by ownership of approximately 67% of the outstanding shares of common stock at December 31, 2001. Earnings and equity attributable to minority stockholders are included in minority interest in the Consolidated Financial Statements.

20.      FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the Consolidated Financial Statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents

The carrying amount of cash and cash equivalents approximates fair value.

Short-term investments

The carrying amount of short-term investments approximates fair value.

Debt securities

Fair values are based on quoted market prices where available or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

Derivative instruments

Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

Equity securities

Fair values are based on quoted market prices where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

Mortgage loans

Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Policy loans

Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

Venture capital partnerships

Fair value of venture capital partnerships is based on the fair value of these partnerships' underlying investments.

At December 31, 2000, the fair values of the underlying investments were calculated as the closing market prices for investments that were publicly traded. For investments that were not publicly traded, fair value was based on estimated fair value as determined by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information.

At December 31, 2001, for underlying investments that were publicly traded, fair values were calculated using quoted market prices, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For investments that were not publicly traded, fair value was based on applying a public industry sector index to roll the value forward each quarter. Fair value also incorporated adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners).

Investment contracts

In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate plus 150 basis points was assumed to determine the present value of projected contractual liability payments through final maturity. The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate plus 150 basis points was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

Long-term debt

The fair value of surplus notes is determined based on contractual cash flows discounted at market rates.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fair value summary

The estimated fair values of the financial instruments as of December 31 were as follows:


                                                      2000                            2001
                                           ----------------------------   ------------------------------
                                             CARRYING         FAIR          CARRYING           FAIR
                                               VALUE          VALUE           VALUE            VALUE
                                           ------------    ------------   -------------    -------------
                                                                  (IN MILLIONS)
         FINANCIAL ASSETS:

         Cash and cash equivalents.....     $    720.0       $   720.0       $   547.9        $   547.9
         Short-term investments........            3.8             3.8             8.5              8.5
         Debt securities...............        8,058.6         8,077.9         9,599.2          9,599.2
         Equity securities.............          335.5           335.5           286.0            286.0
         Mortgage loans................          593.4           573.8           535.8            554.1
         Derivative instruments........             --             9.9            10.9             10.9
         Policy loans..................        2,105.2         2,182.7         2,172.2          2,252.9
         Venture capital partnerships            467.3           467.3           291.7            291.7
                                           ------------    ------------   -------------    -------------
         Total financial assets........     $ 12,283.8       $12,370.9       $13,452.2        $13,551.2
                                           ============    ============   =============    =============
         FINANCIAL LIABILITIES:
         Investment contracts..........     $    759.0       $   758.9       $ 1,413.0        $ 1,419.7
         Long-term debt................          425.1           428.2           175.0            175.0
                                           ------------    ------------   -------------    -------------
         Total financial liabilities...     $  1,184.1       $ 1,187.1       $ 1,588.0        $ 1,594.7
                                           ============    ============   =============    =============

21.      SEPTEMBER 11, 2001

For the year ended December 31, 2001, Phoenix Life received life insurance claims relating to the September 11, 2001 terrorist attacks totaling $11.7 million. Claim costs were $3.7 million, net of reinsurance, of which $2.1 million reduced net income and $1.6 million were funded by the closed block.

22.      COMMITMENTS AND CONTINGENCIES

Litigation. Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. See note 13-- "Discontinued Operations." Phoenix makes off-balance sheet commitments related to venture capital partnerships. As of December 31, 2001, total unfunded capital commitments were $166.8 million.

23.      STATUTORY FINANCIAL INFORMATION

Phoenix Life's insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the Insurance Department of the State of New York ("Insurance Department"), as of December 31, 2000 and 2001. Phoenix Life's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York Insurance Law does not allow the recording of deferred income taxes. Phoenix Life has received approval from the Insurance Department for this practice.

Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are included in surplus rather than debt, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The following reconciles the statutory net income of Phoenix Life as reported to regulatory authorities to the net income reported in these financial statements for the year ended:


                                                                      DECEMBER 31,
                                                         ----------------------------------------
                                                             1999          2000           2001
                                                         -----------    ----------    -----------
                                                                     (IN MILLIONS)
         Statutory net income.......................      $   131.3      $  266.1        $ (13.4)
         DAC, net ..................................          (24.3)       (181.2)          69.7
         Future policy benefits ....................          (27.5)         (2.5)         (18.5)
         Pension and postretirement expenses........           (8.6)         13.2           29.3
         Investment valuation allowances............           15.4         (45.9)        (138.4)
         Interest maintenance reserve...............           (7.2)        (26.1)          13.4
         Deferred income taxes......................            3.9          61.3           52.9
         Other, net.................................            6.2          (1.6)           6.1
                                                         -----------    ----------    -----------
         Net income, as reported....................      $    89.2      $   83.3        $   1.1
                                                         ===========    ==========    ===========

The following reconciles the statutory surplus and asset valuation reserve (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:

                                                                       DECEMBER 31,
                                                            --------------------------------
                                                                  2000              2001
                                                                      (IN MILLIONS)
                                                            --------------------------------
         Statutory surplus, surplus notes and AVR......      $    1,883.2       $   1,373.2
         DAC, net......................................           1,062.2           1,225.5
         Future policy benefits........................            (536.0)           (701.9)
         Pension and postretirement expenses...........            (173.3)           (166.1)
         Investment valuation allowance................            (405.9)             66.7
         Interest maintenance reserve..................                .5              12.4
         Deferred income taxes.........................             108.5             122.0
         Surplus notes.................................            (161.4)           (163.3)
         Other, net....................................              63.1              63.6
                                                            --------------    --------------
         Equity, as reported...........................      $    1,840.9       $   1,832.1
                                                            ==============    ==============

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g. deferred income taxes are recorded.

The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption decreased Phoenix Life's statutory surplus by $67.2 million, primarily as a result of impairment of investments and non-admitting investment income in excess of 90 days and non-admitting of certain assets of its subsidiaries.

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) UNAUDITED FINANCIAL STATEMENTS
         MARCH 31, 2002

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                                TABLE OF CONTENTS

Unaudited Financial Statements:                                                                             PAGE
                                                                                                            ----
Consolidated Balance Sheet as of March 31, 2002 and December 31, 2001...................................... F-48
Consolidated Statement of Income, Comprehensive Income and Stockholder's Equity
for the three months ended March 31, 2002 and 2001......................................................... F-49
Consolidated Condensed Statement of Cash Flows for the three months ended
March 31, 2002 and 2001.................................................................................... F-50
Notes to Unaudited Consolidated Financial Statements....................................................... F-51


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                           CONSOLIDATED BALANCE SHEET
                              (Amounts in millions)
                      MARCH 31, 2002 AND DECEMBER 31, 2001


                                                                          2002                 2001
                                                                    ----------------     ----------------
ASSETS:
Available-for-sale debt securities, at fair value                 $         10,009.6   $          9,599.2
Equity securities, at fair value                                               297.8                286.0
Mortgage loans, at unpaid principal balances                                   522.7                535.8
Real estate, at lower of cost or fair value                                     75.2                 83.1
Venture capital partnerships, at equity in net assets                          290.3                291.7
Affiliate equity and debt securities                                           295.1                330.6
Policy loans, at unpaid principal balances                                   2,162.8              2,172.2
Other investments                                                              275.9                289.7
                                                                    ----------------     ----------------
    Total investments                                                       13,929.4             13,588.3
Cash and cash equivalents                                                      452.8                547.9
Accrued investment income                                                      217.0                203.1
Premiums, accounts and notes receivable                                        214.3                175.1
Reinsurance recoverable balances                                                55.9                 21.4
Deferred policy acquisition costs                                            1,191.8              1,123.7
Premises and equipment                                                         102.5                102.2
Deferred income taxes                                                            6.7                 22.9
Goodwill and other intangible assets                                            22.6                 22.6
Net assets of discontinued operations                                           20.8                 20.8
Other general account assets                                                     6.6                 32.7
Separate account and investment trust assets                                 5,711.2              5,570.0
                                                                    ----------------     ----------------
    Total assets                                                  $         21,931.6   $         21,430.7
                                                                    ================      ===============

LIABILITIES:
Policy liabilities                                                $         13,395.6   $         13,005.0
Policyholder deposit funds                                                     340.5                356.6
Indebtedness                                                                   175.0                175.0
Other general account liabilities                                              497.5                496.0
Separate account and investment trust liabilities                            5,708.0              5,564.9
                                                                    ----------------     ----------------
    Total liabilities                                                       20,116.6             19,597.5
                                                                    ----------------     ----------------

MINORITY INTEREST:
Minority interest in net assets of subsidiaries                                  1.0                  1.1
                                                                    ----------------     ----------------

STOCKHOLDERS' EQUITY:
Common stock, $1,000 par value: 10,000 shares authorized, issued
    and outstanding                                                             10.0                 10.0
Additional paid-in capital                                                   1,712.0              1,712.0
Retained earnings                                                               53.2                 29.0
Accumulated other comprehensive income                                          38.8                 81.1
                                                                    ----------------     ----------------
    Total stockholders' equity                                               1,814.0              1,832.1
                                                                    ----------------     ----------------
    Total liabilities, minority interest and stockholders' equity $         21,931.6   $         21,430.7
                                                                    ================      ===============


        The accompanying notes are an integral part of these consolidated financial statements.


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
 CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME AND STOCKHOLDERS' EQUITY
                              (Amounts in millions)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001

                                                                                       2002             2001
                                                                                    ------------     ------------
REVENUES:
Premiums                                                                         $        257.4   $        266.0
Insurance and investment product fees                                                      62.5            145.5
Net investment income                                                                     228.4            168.2
Net realized investment losses                                                            (35.0)           (15.6)
                                                                                    ------------     ------------
    Total revenues                                                                        513.3            564.1
                                                                                    ------------     ------------
BENEFITS AND EXPENSES:
Policy benefits                                                                           333.9            334.1
Policyholder dividends                                                                     74.2            106.3
Policy acquisition cost amortization                                                      (10.9)            35.1
Intangible asset amortization                                                                 -             13.2
Interest expense                                                                            3.0              7.1
Demutualization expenses                                                                      -             10.7
Other operating expenses                                                                   63.0            237.4
                                                                                    ------------     ------------
    Total benefits and expenses                                                           463.2            743.9
                                                                                    ------------     ------------
Income (loss) before income taxes and minority interest                                    50.1           (179.8)
Applicable income tax expense (benefit)                                                    15.5            (69.0)
                                                                                    ------------     ------------
Income (loss) before minority interest                                                     34.6           (110.8)
Minority interest in net income of subsidiaries                                               -             (1.8)
                                                                                    ------------     ------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES                               34.6           (112.6)
Cumulative effect of accounting changes:
    Goodwill impairment                                                                   (10.4)               -
    Venture capital partnerships and derivative financial instruments                         -            (44.9)
                                                                                    ------------     ------------
NET INCOME (LOSS)                                                                $         24.2   $       (157.5)
                                                                                    ============     ============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)                                                                $         24.2   $       (157.5)
Other comprehensive loss:
    Net unrealized investment losses                                                      (28.6)           (10.9)
    Net unrealized foreign currency translation adjustment and other                      (13.7)            (5.1)
                                                                                    ------------     ------------
        Total other comprehensive loss                                                    (42.3)           (16.0)
                                                                                    ------------     ------------
COMPREHENSIVE LOSS                                                               $        (18.1)  $       (173.5)
                                                                                    ============     ============

STOCKHOLDERS' EQUITY:
STOCKHOLDERS' EQUITY, BEGINNING OF PERIOD                                        $      1,832.1   $      1,840.9
Comprehensive loss                                                                        (18.1)          (173.5)
Other equity adjustments                                                                      -              3.2
                                                                                    ------------     ------------
STOCKHOLDERS' EQUITY, END OF PERIOD                                              $      1,814.0   $      1,670.6
                                                                                    ============     ============


        The accompanying notes are an integral part of these consolidated financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                 CONSOLIDATED CONDENSED STATEMENT OF CASH FLOWS
                              (Amounts in millions)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001

                                                                                     2002                 2001
                                                                                ---------------      ---------------
OPERATING ACTIVITIES:
CASH FOR OPERATIONS                                                          $            (3.3)   $           (23.5)
                                                                                ---------------      ---------------

INVESTING ACTIVITIES:
Available-for-sale debt security sales, maturities and repayments                        486.9                365.0
Held-to-maturity debt security maturities and repayments                                     -                 46.1
Equity security sales                                                                     13.1                 39.7
Subsidiary sales                                                                             -                  2.0
Mortgage loan maturities and principal repayments                                         13.3                 24.3
Venture capital partnership distributions                                                  9.2                  9.2
Real estate and other invested assets sales                                               22.2                   .7
Available-for-sale debt security purchases                                              (930.8)              (520.5)
Held-to-maturity debt security purchases                                                     -                (68.9)
Equity security purchases                                                                (13.2)               (23.5)
Subsidiary purchases                                                                         -               (367.2)
Mortgage loan principal disbursements                                                        -                  (.2)
Unconsolidated affiliate and other invested asset purchases                              (20.0)               (12.4)
Venture capital partnership investments                                                  (13.0)               (12.9)
Other continuing operation investing activities, net                                      (6.5)                (6.1)
Policy loan receipts (advances), net                                                       9.4                (16.5)
Premises and equipment additions                                                          (3.7)                (3.9)
                                                                                ---------------      ---------------
CASH FOR CONTINUING OPERATIONS                                                          (433.1)              (545.1)
Cash from discontinued operations                                                         25.4                 16.0
                                                                                ---------------      ---------------
CASH FOR INVESTING ACTIVITIES                                                           (407.7)              (529.1)
                                                                                ---------------      ---------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net                                                  315.9                100.9
Indebtedness proceeds                                                                        -                180.0
Indebtedness repayments                                                                      -               (134.2)
Minority interest distributions                                                              -                 (5.8)
                                                                                ---------------      ---------------

CASH FROM FINANCING ACTIVITIES                                                           315.9                140.9
                                                                                ---------------      ---------------

CASH AND CASH EQUIVALENTS CHANGES                                                        (95.1)              (411.7)
Cash and cash equivalents, beginning of period                                           547.9                720.0
                                                                                ---------------      ---------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                     $           452.8    $           308.3
                                                                                ===============      ===============


        The accompanying notes are an integral part of these consolidated financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS


1.   DESCRIPTION OF BUSINESS

     Phoenix Life Insurance Company ("Phoenix Life") and its subsidiaries offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("Phoenix"), a publicly traded company. See note 3-"Reorganization and Initial Public Offering."

2.   BASIS OF  PRESENTATION

     The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

     In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the three months ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ending December 31, 2002. These unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements of Phoenix Life for the year ended December 31, 2001.

3.   REORGANIZATION AND INITIAL PUBLIC OFFERING

     On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company ("Phoenix Mutual") unanimously adopted a plan of reorganization which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Mutual converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of Phoenix and changed its name to Phoenix Life Insurance Company. All policyholder membership interests in the mutual company were extinguished on the effective date and eligible policyholders of the mutual company received 56.2 million shares of common stock, $28.8 million of cash and $12.7 million of policy credits as compensation. The demutualization was accounted for as a reorganization. In addition, Phoenix Life established a closed block for the benefit of holders of certain of its individual life insurance policies. The purpose of the closed block is to protect, after demutualization, the reasonable policy dividend expectations of the holders of the policies included in the closed block. The closed block will continue in effect until such date as none of such policies are in force. See note 6, "Closed Block."

     On June 25, 2001, Phoenix closed its IPO, in which 48.8 million shares of common stock were issued at a price of $17.50 per share. Net proceeds from the IPO equaling $807.9 million were contributed to Phoenix Life. On July 24, 2001, Morgan Stanley Dean Witter exercised its right to purchase 1,395,900 shares of the common stock of Phoenix at the IPO price of $17.50 per share less underwriters discount. Net proceeds of $23.2 million were contributed to Phoenix Life.

4.   SUMMARY OF NEW SIGNIFICANT ACCOUNTING POLICIES

     Goodwill and Other Intangible Assets

     Effective January 1, 2002, Phoenix Life adopted a new accounting standard for goodwill and other intangible assets. The standard primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under the standard, amortization of goodwill and other intangible assets with indefinite lives recorded in past business combinations is discontinued after 2001 and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. In accordance with the standard, goodwill amortization will not be recognized after 2001.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS


     The provisions of the standard also apply to equity-method investments. The standard prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

     The standard also requires that goodwill and indefinite-lived intangible assets be tested at least annually for impairment. Upon adoption of the standard, goodwill and indefinite-lived intangibles were tested for impairment by comparing the fair value to the carrying amount of the asset as of the beginning of 2002. The effect of adopting the standard in 2002 decreased after-tax income by $10.4 million for the three months ended March 31, 2002, primarily due to declines in the market value of the business units previously acquired. The asset write-down related to the impairment charge was applied to affiliate equity, because the related business unit is an equity-method investment. Phoenix Life recognized $4.0 million in goodwill amortization in the first quarter of 2001.

     Impairment of Long-Lived Assets

     Effective January 1, 2002, Phoenix Life adopted a new accounting standard, Accounting for the Impairment or Disposal of Long-Lived Assets. Under the standard, long-lived assets to be sold within one year must be separately identified and carried at the lower of carrying value or fair value less cost to sell.

     Long-lived assets expected to be held longer than one year are subject to depreciation and must be written down to fair value upon impairment. Long-lived assets no longer expected to be sold within one year, such as some foreclosed real estate, must be written down to the lower of current fair value or fair value at the date of foreclosure adjusted to reflect depreciation since acquisition. Upon adoption of the standard, Phoenix Life determined there was no material effect on its results of operations or financial condition.

5.   SIGNIFICANT TRANSACTIONS

     Deferred Policy Acquisition Costs

     In the first quarter of 2002, Phoenix Life refined the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a $22.1 million increase in the deferred acquisition cost balances.

6.   CLOSED BLOCK

     On the date of demutualization, Phoenix Life established a closed block for the benefit of holders of certain individual participating life insurance policies and annuities of Phoenix Life for which Phoenix Life had a dividend scale payable in 2000. See note 14 of Phoenix Life's consolidated financial statements for the year ended December 31, 2001 for more information on the closed block.

     As specified in the plan of reorganization, the allocation of assets for the closed block was made as of December 31, 1999. Consequently, cumulative earnings on the closed block assets and liabilities for the period January 1, 2001 to March 31, 2002 in excess of expected cumulative earnings did not inure to stockholders and have been used to establish a policyholder dividend obligation as of March 31, 2002. The decrease in the policyholder dividend obligation of $64.4 million pre-tax, consists of $26.2 million of pre-tax losses for the period January 1, 2002 to March 31, 2002 and the unrealized losses on assets in the closed block for the period January 1, 2002 to March 31, 2002 of $38.2 million, pre-tax.


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

    The following sets forth certain summarized financial information relating to the closed block as of March 31, 2002 and December 31, 2001 (in millions):

                                                                                   2002               2001
                                                                              ---------------     --------------
         LIABILITIES:
         Policy liabilities and accruals and policyholder deposit funds     $         9,202.2   $        9,150.2
         Policyholder dividends payable                                                 366.4              357.3
         Policyholder dividend obligation                                               102.8              167.2
         Other closed block liabilities                                                  62.5               57.0
                                                                              ---------------     --------------
         Total closed block liabilities                                               9,733.9            9,731.7
                                                                              ---------------     --------------
         ASSETS:
         Available-for-sale debt securities at fair value                             5,812.0            5,734.2
         Mortgage loans                                                                 380.5              386.5
         Policy loans                                                                 1,399.8            1,407.1
         Deferred income taxes                                                          391.9              392.6
         Investment income due and accrued                                              127.4              125.3
         Net due and deferred premiums                                                   39.5               41.1
         Cash and cash equivalents                                                      162.7              239.7
         Other closed block assets                                                       43.4               14.8
                                                                              ---------------     --------------
         Total closed block assets                                                    8,357.2            8,341.3
         Excess of reported closed block liabilities over closed block assets representing maximum future earnings to be recognized
            from closed block assets and liabilities                       $         1,376.7   $        1,390.4
                                                                            =================    ==============

         CHANGE IN POLICYHOLDER DIVIDEND OBLIGATION:
         Balance at beginning of period                                     $           167.2   $          115.5
         Change during the period                                                       (64.4)              51.7
                                                                              ---------------     --------------
         Balance at end of period                                           $           102.8   $          167.2
                                                                            =================    ==============

The following sets forth certain summarized financial information relating to the closed block for the quarter ended March 31, 2002 (in millions):

         REVENUES:
         Premiums                                                           $           248.7
         Net investment income                                                          138.8
         Realized investment losses, net                                                (36.1)
                                                                              ---------------
         Total revenues                                                                 351.4
                                                                              ---------------
         EXPENSES:
         Benefits to policyholders                                                      253.5
         Other operating costs and expenses                                               2.8
         Change in policyholder dividend obligation                                     (26.2)
         Dividends to policyholders                                                     100.2
                                                                              ---------------
         Total benefits and expenses                                                    330.3
                                                                              ---------------
         Contribution from the closed block, before income taxes                         21.1
         Income tax expense                                                               7.4
                                                                              ---------------
         Contributions from closed block, after income taxes                $            13.7
                                                                            =================

7.   DISCONTINUED REINSURANCE OPERATIONS

     In 1999, Phoenix Life exited its reinsurance operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance segment consisted primarily of individual life reinsurance operations as well as group accident and health reinsurance business. Phoenix Life placed the retained group

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

     accident and health reinsurance business into run-off. Phoenix Life adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix Life remained liable for claims under those contracts.

     Phoenix Life has reviewed its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life did not recognize any additional reserve provisions during the first three months of 2002.

     Phoenix Life's reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix Life expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

     A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. ("Unicover"). Unicover organized and managed a group, or pool, of insurance companies ("Unicover pool") and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix Life was a member of the Unicover pool. Phoenix Life terminated its participation in the Unicover pool effective March 1, 1999.

     Phoenix Life is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix Life is involved in several disputes in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

     Further, Phoenix Life was, along with Sun Life Assurance of Canada ("Sun Life") and Cologne Life Reinsurance Company ("Cologne Life"), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix Life joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix Life and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix Life, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000.

     In its capacity as a retrocessionaire of the Unicover business, Phoenix Life had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix Life is involved in separate arbitration proceedings with certain of its own retrocessionaires which are seeking on various grounds to avoid paying any amounts to Phoenix Life. Most of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix Life's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix Life could have additional material losses if one or more of its retrocessionaires successfully avoids its obligations.

     A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix Life participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix Life believes that similar discussions will follow for the remaining years. Although Phoenix Life is

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

     vigorously defending its contractual rights, Phoenix Life is actively involved in the attempt to reach negotiated business solutions.

     Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, that future developments will not have a material effect on Phoenix Life's consolidated financial position.

     The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $20.7 million and $20.8 million as of March 31, 2002 and December 31, 2001, respectively.

     There were no discontinued reinsurance operating results for the three months ended March 31, 2002 and 2001 because the operations were discontinued prior to January 1, 2001.

8.   COMMITMENTS AND CONTINGENCIES

     Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. See note 7, "Discontinued Operations."

     Phoenix Life makes off-balance sheet commitments related to venture capital partnerships. As of March 31, 2002, total unfunded capital commitments were $162.0 million.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.
    Pursuant to Section 26(f) (2) (A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               The financial statements are included in Part B. Consolidated financial information is included in Part A.

          (b)  Exhibits

               (1) Resolution of Board of Directors Establishing Separate Account is incorporated by reference to Registrant' Post-Effective Amendment No. 1 filed on April 30, 1983 and filed via Edgar with Registrant's Post-Effective Amendment No. 30 on November 29, 1999.

               (2) Rules and Regulations of Phoenix Mutual Variable Accumulation Account is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on April 30, 1983 and filed via Edgar with Registrant's Post-Effective Amendment No. 26 filed on April 30, 1997.

               (3)  (a)   Master Service and Distribution Compliance Agreement
                          between Depositor and Phoenix Equity Planning
                          Corporation is filed, via Edgar with Post-Effective
                          Amendment No. 34 on September 13, 2001.

                    (b) Form of Dealer Agreement, filed via Edgar with Post-Effective Amendment No. 34 on September 13, 2001.

                    (c) Form of Underwriting Agreement and Form of Dealer Agreement (Templeton Investment Plus) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

               (4)  (a)   Form of Contract (Big Edge) is incorporated by
                          reference to Registrant's Post-Effective Amendment No.
                          9 filed on October 23, 1986 and filed via Edgar with Registrant's Post-Effective Amendment No. 26 filed on
                          April 30, 1997.

                    (b) Form of Contract (Big Edge Plus) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and filed via Edgar Post-Effective Amendment No. 26 filed on April 30, 1997.

                    (c) Form of Contract (Group Strategic Edge) is incorporated be reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                    (d) Form of Contract (Big Edge Choice for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed via Edgar on February 28, 1997.

                    (e) Form of Contract (The Phoenix Edge-VA for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed via Edgar on November 29, 1999.

                    (f) Form of Contract (Phoenix Spectrum Edge), filed via Edgar with Post-Effective Amendment No. 34 on September 13, 2001.

               (5)  (a)   Form of Application (Big Edge) is incorporated by
                          reference to Registrant's Post-Effective Amendment No.
                          9 filed on October 23, 1986 and Post-Effective
                          Amendment No. 26 filed via Edgar on April 30, 1997.

                    (b) Form of Application (Big Edge Plus) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                    (c) Form of Application (Group Strategic Edge) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                    (d) Form of Application (Big Edge Choice for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed via Edgar on February 28, 1997.

                    (e) Form of Application (The Phoenix Edge-VA for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed via Edgar on November 29, 1999.

                    (f) Form of Application (Phoenix Spectrum Edge, Form No. OL3174), filed via Edgar with Post-Effective Amendment No. 34 on September 13, 2001.

               (6)  (a)   Charter of Phoenix Life Insurance Company, filed via
                          Edgar with Post-Effective Amendment No. 34 on
                          September 13, 2001.

                    (b) By-laws of Phoenix Life Insurance Company, filed via Edgar with Post-Effective Amendment No. 34 on September 13, 2001.


                    (c) Amended and Restated By-laws of Phoenix Life Insurance Company, effective March 1, 2002, filed via Edgar with Post-Effective Amendment No. 38 on April 30, 2002.


               (7)  Not Applicable.

               (8) Product Development and Fund Participation Agreement (TIP) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

               (9)  Opinion & Consent of Richard J. Wirth, Esq., filed herewith.

               (10) (a) Opinion & Consent of Brian A. Giantonio, Esq., filed herewith.

                    (b)   Consent of PricewaterhouseCoopers LLP, filed herewith.

                    (c) Actuarial Memorandum - John L. Grucza, FSA, MAAA, filed via Edgar with Post-Effective Amendment No. 34 on September 13, 2001.

               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed via Edgar on April 24, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed via Edgar on April 24, 1996.


ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

           NAME                     PRINCIPAL OCCUPATION
           ----                     --------------------
           DIRECTORS
           Sal H. Alfiero           Chairman and Chief Executive Officer
                                    Protective Industries LLC
                                    Buffalo, NY
                                    Various positions with Mark IV Industries

           J. Carter Bacot          Director (retired Chairman and Chief
                                    Executive Officer)
                                    The Bank of New York
                                    New York, NY
           Peter C. Browning        Dean
                                    McColl School of Business
                                    Charlotte, NC
                                    Chairman of the Board, NUCOR
                                    Various positions with Sunoco Products
                                    Company

           Arthur P. Byrne          President, Chief Executive Officer and Chairman
                                    The Wiremold Company
                                    West Hartford, CT
                                    Various positions with The Wiremold Company


           NAME                     PRINCIPAL OCCUPATION
           ----                     --------------------
           DIRECTORS
           Sanford Cloud, Jr.       President and Chief Executive Officer,
                                    The National Conference for Community and Justice
                                    New York, NY
           Richard N. Cooper        Mauritus C. Boas Professor
                                    Center for International Affairs
                                    Harvard University
                                    Cambridge, MA
                                    Formerly Chairman of Central Intelligence
                                    Agency; Professor, Harvard
                                    University
           Gordon J. Davis, Esq.    Partner
                                    LeBoeuf, Lamb, Greene & MacRae
                                    New York, NY
                                    Formerly Partner of LeBoeuf, Lamb, Greene & MacRae

           Robert W. Fiondella*     Chairman of the Board and Chief Executive
                                    Officer
                                    The Phoenix Companies, Inc.
                                    Hartford, CT
                                    Various positions with Phoenix Life Insurance Company
                                    and its various subsidiaries
           Ann Maynard Gray         Director of The Phoenix Companies, Inc. Director of Duke Energy Corporation
                                    and Elan Corporation PLC and a trustee for J.P. Morgan Funds.
                                    Formerly, President of the Diversified Publishing Group of Capital
                                    Cities/ABC, Inc. from 1991 to 1999.

           John E. Haire            Executive Vice President
                                    Time Inc.
                                    New York, NY
                                    Executive Vice President, Time, Inc.
                                    Formerly Publisher, Time Magazine

           Jerry J. Jasinowski      President
                                    National Association of Manufacturers
                                    Washington, D.C.
                                    Various positions with National Association of Manufacturers

           Thomas S. Johnson        Chairman and Chief Executive Officer
                                    Greenpoint Financial Corporation
                                    New York, NY
           John W. Johnstone        Retired
                                    Formerly Chairman and Chief Executive Officer, Olin Corporation

           Marilyn E. LaMarche      Limited Managing Director
                                    Lazard Freres & Co. LLC
                                    New York, NY
                                    Various positions with Lazard Freres & Co. LLC
           Philip R. McLoughlin**   Executive Vice President and Chief Investment Officer
                                    The Phoenix Companies, Inc.
                                    Hartford, CT
                                    Various positions with Phoenix Life Insurance Company
                                    and its various subsidiaries

           NAME                     PRINCIPAL OCCUPATION
           ----                     --------------------
           DIRECTORS
           Robert F. Vizza          President
                                    Dolan Foundations
                                    Woodbury, NY
                                    Formerly President, Lustgarten Pancreatic Cancer Research Foundation and the
                                    Dolan Foundations; President and Chief Executive Officer,
                                    St. Francis Hospital

           Robert G. Wilson         Retired.  Consultant for thePit.com; Consultant for Logistics.com and
                                    LendingTree.com

           Dona D. Young*           President and Chief Operating Officer
                                    The Phoenix Companies, Inc.
                                    Hartford, CT
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries

           EXECUTIVE OFFICERS
           Carl T. Chadburn*        Executive Vice President
                                    Executive Vice President, The Phoenix Companies, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Robert W. Fiondella*     Chairman and Chief Executive Officer
                                    Chairman of the Board and Chief Executive Officer, The Phoenix Companies,
                                    Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Philip R. McLoughlin**   Executive Vice President
                                    Executive Vice President and Chief Investment Officer, The Phoenix
                                    Companies, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries
           Coleman D. Ross          Executive Vice President and Chief Financial Officer
                                    Executive Vice President and Chief Financial Officer, The Phoenix Companies, Inc.
                                    Formerly Executive Vice-President and Chief Financial Officer of Trenwick
                                    Group Ltd.; formerly a partner with PricewaterhouseCoopers.

           David W. Searfoss*       Executive Vice President
                                    Executive Vice President,
                                    The Phoenix Companies, Inc.
                                    Various positions with Phoenix Life Insurance Company
                                    and its various subsidiaries

           Simon Y. Tan*            Executive Vice President
                                    Executive Vice President, The Phoenix Companies, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries

           NAME                     PRINCIPAL OCCUPATION
           ----                     --------------------
           EXECUTIVE OFFICERS
           Dona D. Young*           President and Chief Operating Officer
                                    President and Chief Operating Officer, The Phoenix Companies, Inc.
                                    Various positions with Phoenix Life Insurance Company
                                    and its various subsidiaries

           SENIOR OFFICERS
           Michael J. Gillotti*     Senior Vice President
                                    Senior Vice President of The Phoenix Companies, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries
           Joseph E. Kelleher****   Senior Vice President
                                    Senior Vice President of The Phoenix Companies, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Robert G. Lautensack*    Senior Vice President
                                    Senior Vice President of The Phoenix Companies, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries
           Bonnie J. Malley         Senior Vice President and Chief Accounting Officer
                                    Senior Vice President and Chief Accounting Officer of The Phoenix Companies, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Sharry A. Manetta*       Senior Vice President
                                    Various positions with Phoenix Life
                                    Insurance Company and its various
                                    subsidiaries Formerly Chief
                                    Executive Officer and Chief
                                    Financial Officer of HealthRight,
                                    Inc.; Consultant - self employed

           Maura L. Melley*         Senior Vice President
                                    Senior Vice President of The Phoenix Company, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Gina C. O'Connell**      Senior Vice President
                                    Senior Vice President, Life and Annuity Operations,
                                    The Phoenix Companies, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Charles L. Olson***      Senior Vice President
                                    Senior Vice President of The Phoenix Company, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries; various positions with Phoenix Duff and Phelps

           Richard R. Paton*        Senior Vice President
                                    Senior Vice President of The Phoenix Company, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries;
                                    Formerly Chief Risk Management, MPTN Foxwoods Casino Resort; Director,
                                    Corporate Risk Management, Berkshire Health Systems

                                      C-6


           NAME                     PRINCIPAL OCCUPATION
           ----                     --------------------
           Senior Officers

           Robert E. Primmer*       Senior Vice President
                                    Senior Vice President of The Phoenix Company, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Tracy L. Rich*           Senior Vice President
                                    Senior Vice President of The
                                    Phoenix Company, Inc. Various
                                    positions with Phoenix Life
                                    Insurance Company and its various
                                    subsidiaries Formerly held various
                                    positions with Massachusetts Mutual
                                    Life; various positions with
                                    Connecticut Mutual Life

           Christopher M. Wilkos**  Senior Vice President
                                    Senior Vice President of The Phoenix Company, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries;
                                    Formerly Vice President, Portfolio Strategy, Connecticut Mutual Life
                                    Insurance Company

           Walter H. Zultowski*     Senior Vice President
                                    Senior Vice President of The Phoenix Companies, Inc.
                                    Various positions with Phoenix Life Insurance Company and its various subsidiaries
                                    Formerly Senior Vice President, LIMRA International

           * The principal business address of this individual is One American
            Row, Hartford, CT ** The principal business address of this individual is 56 Prospect Street, Hartford, CT *** The principal business address of this individual is 38 Prospect Street, Hartford, CT. **** The principal business address of this individual is 111
            Founders Plaza, Suite 400, East Hartford, CT

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

[Graphic Omitted]

ITEM 27.  NUMBER OF CONTRACT OWNERS


    On August 1, 2002, there were 31,189 Owners of Contracts offered by Registrant.


ITEM 28.  INDEMNIFICATION

    Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person is or was a Director or Officer of the Company; or serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company...The Company shall also indemnify any [such] person...by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the
Company...."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and Article VI Section 6.1 of the by-laws of the Phoenix Home Life Mutual Insurance Company provides: "To the controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Life Variable Universal Life Account, PHL Variable Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Executive Officers of PEPCO

         NAME                        POSITION
         ----                        --------
         Stephen D. Gresham*         Executive Vice President, Chief Sales and Marketing Officer
         Michael E. Haylon*          Director
         Philip R. McLoughlin*       Director and Chairman
         William R. Moyer*           Director, Executive Vice President, Chief Financial Officer and Treasurer
         John F. Sharry*             President, Private Client Group

        * The business address of this individual is 56 Prospect Street, Hartford, CT

     (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

2. W.S. Griffith & Co., Inc. ("WSG") (Principal Underwriter as to Contracts described in Prospectus Version B.)

     (a) WSG currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Officers of WSG:

         NAME                        POSITION
         ----                        ---------
         Joseph E. Kelleher**        Director and President
         Laura E. Miller***          Senior Vice President, Chief Financial Officer, Treasurer
         Coleman D. Ross*            Director
         Dona D. Young*              Director
         Simon Y. Tan*               Director

           * The business address of this individual is One American Row, Hartford, CT
          ** The business address of this individual is 111
             Founders Plaza, Suite 400, East Hartford, CT
         *** The business address of this individual is 3131 Camino del Rio, North Ste 400, San Diego, CA

     (c) WSG received no compensation from Registrant during Registrant's last fiscal year for sale of Contracts which are the subject of this Registration Statement and for which WSG acts as principal underwriter.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  NOT APPLICABLE

ITEM 32.  NOT APPLICABLE

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 9th day of August, 2002.


                                     PHOENIX LIFE INSURANCE COMPANY

                                     By:
                                         -----------------------------------
                                         *Robert W. Fiondella
                                          Chief Executive Officer

                                     PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                                     By:
                                         ----------------------------------
                                         *Robert W. Fiondella
                                          Chief Executive Officer
                                          Phoenix Life Insurance Company


       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Life Insurance Company on this 9th day of August, 2002.


       SIGNATURE                              TITLE
       ---------                              -----

------------------------------------          Director
*Sal H. Alfiero

------------------------------------          Director
*J. Carter Bacot

------------------------------------          Director
* Peter C. Browning

------------------------------------          Director
*Arthur P. Byrne

                                              Director
------------------------------------
*Sanford Cloud, Jr.

------------------------------------          Director
*Richard N. Cooper

------------------------------------          Director
*Gordon J. Davis

------------------------------------          Chairman of the Board and
*Robert W. Fiondella                          Chief Executive Officer
                                              (Principal Executive Officer)


                                              Director
------------------------------------
*Ann Maynard Gray


------------------------------------          Director
*John E. Haire

       SIGNATURE                              TITLE
       ---------                              -----

------------------------------------          Director
*Jerry J. Jasinowski

------------------------------------          Director
*Thomas S. Johnson

------------------------------------_          Director
*John W. Johnstone

------------------------------------          Director
*Marilyn E. LaMarche

------------------------------------          Director, Executive Vice
*Philip R. McLoughlin                         President and Chief
                                              Investment Officer

------------------------------------          Director
*Robert F. Vizza

------------------------------------          Director
*Robert G. Wilson

------------------------------------          Director, President and
*Dona D. Young                                Chief Operating Officer



By:/s/ Richard J. Wirth
------------------------------------
*Richard J. Wirth, as Attorney in Fact pursuant to Powers of Attorney, filed herewith.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in New York, New York of the 5th day of April, 2002.


                                               /s/Marilyn E. LaMarche
                                               --------------------------------
                                               Marilyn E. LaMarche

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in New Canaan, Connecticut of the 6 day of April, 2002.


                                              /s/ John W. Johnstone, Jr.
                                              ---------------------------------
                                              John W. Johnstone, Jr.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Buffalo, New York of the 5th day of April, 2002.


                                               /s/Sal H. Alfiero
                                               --------------------------------
                                               Sal H. Alfiero

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Old Brookville, New York of the 6 day of April, 2002.


                                              /s/Robert F. Vizza, Ph.D.
                                              ---------------------------------
                                              Robert F. Vizza, Ph.D.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Stamford, Connecticut of the 8 day of April, 2002.


                                               /s/Ann Maynard Gray
                                               --------------------------------
                                               Ann Maynard Gray

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Charlotte, North Carolina of the 5th day of April, 2002.


                                            /s/Peter C. Browning
                                            -----------------------------------
                                            Peter C. Browning

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Farmington, Connecticut of the 4th day of April, 2002.


                                                 /s/Sanford Cloud, Jr.
                                                 ------------------------------
                                                 Sanford Cloud, Jr.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in New York, New York of the 4th day of April, 2002.


                                               /s/Thomas S. Johnson
                                               --------------------------------
                                               Thomas S. Johnson

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Hartford, Connecticut of the 4 day of April, 2002.


                                                 /s/Dona D. Young
                                                 -------------------------------
                                                 Dona D. Young

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Hartford, Connecticut of the 5th day of April, 2002.


                                               /s/Philip R. McLoughlin
                                               ---------------------------------
                                               Philip R. McLoughlin

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Hartford, Connecticut of the 4th day of April, 2002.


                                                /s/Robert W. Fiondella
                                                --------------------------------
                                                Robert W. Fiondella

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in New York, New York of the 15th day of April, 2002.


                                                  /s/John E. Haire
                                                  ------------------------------
                                                  John E. Haire

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in West Hartford, Connecticut of the 25th day of April, 2002.


                                                 /s/Arthur P. Byrne
                                                 -------------------------------
                                                 Arthur P. Byrne

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John M. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power or attorney in Key Biscayne, FL of the 1st day of July 2002.


                                            /s/ Robert G. Wilson
                                            -----------------------------------
                                            Robert G. Wilson

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John M. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power or attorney in Cambridge, MA of the 2 day of July 2002.


                                            /s/ Richard N. Cooper
                                            ----------------------------------
                                            Richard N. Cooper, Ph.D.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John M. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power or attorney in New York, NY of the 1st day of July 2002.

                                            /s/ Gordon J. Davis
                                            -----------------------------------
                                            Gordon J. Davis, Esq.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John M. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power or attorney in Washington, DC of the 1 day of July 2002.

                                            /s/ Jerry J. Jasinowski
                                            ------------------------------------
                                            Jerry J. Jasinowski

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John M. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power or attorney in New York, NY of the 9th day of July 2002.


                                            /s/ J. Carter Bacot
                                            -----------------------------------
                                            J. Carter Bacot